As filed with the Securities and Exchange Commission on April 24, 2017

Registration No. 333- 185573

811- 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 254	☒

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel, MS#2520

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2017 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
MEMBERS® FreedomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 as described in the Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2017 and May 31, 2017. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	6.00%	5.50%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica Income EliteSM II
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
MEMBERS® FreedomSM Variable Annuity	Income EliteSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica AxiomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are offering for the Retirement Income Max® as described in the Retirement Income Max®– Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2017 and May 31, 2017. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.20%	3.70%
65-79	5.20%	4.70%
≥ 80	6.20%	5.70%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

Transamerica Variable Annuity Series	Members® Variable Annuity Series
Transamerica AxiomSM II	Transamerica Variable Annuity O-Share
Transamerica Variable Annuity I-Share	Transamerica Advisor EliteSM II
Transamerica PrincipiumSM III

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this Rate Sheet Prospectus Supplement to provide the premium and rebalance allocation requirements as well as the withdrawal percentages that we are currently offering for the Transamerica Income Edge rider as described in the Transamerica Income Edge – Summary; Transamerica Income Edge – Withdrawal Percentage; and the Transamerica Income Edge – Required Allocations sections of the prospectus. This Rate Sheet Prospectus Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2017 and May 31, 2017. The premium and rebalance allocation requirements and/or withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus).    The premium and rebalance allocation requirements will not change for the life of your policy.    The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

REQUIRED ALLOCATIONS

	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	20%	20%	N/A	N/A
Select Investment Options	20%	80%	25%	100%
Flexible Investment Options	0%	60%	0%	75%

*	The stable account is excluded from rebalancing

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Single Life Option**	Rider Years 1-5 Withdrawal Percentage - Joint Life Option**	Rider Years 6+ Withdrawal Percentage - Single Life Option**	Rider Years 6+ Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%	0.00%	0.00%
59-64	4.00%	3.50%	5.00%	4.50%
65-79	5.00%	4.50%	6.00%	5.50%
≥ 80	6.00%	5.50%	7.00%	6.50%

**	The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Please note: In order for you to receive the premium and rebalance allocation requirements and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company		Transamerica Financial Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series and Members® Variable Annuity Series	333-185573	Transamerica Variable Annuity Series	333-185574
Transamerica AxiomSM II	333-186029	Transamerica AxiomSM II	333-186033
Transamerica Variable Annuity O-Share	333-189435	Transamerica Variable Annuity O-Share	333-189436
Transamerica Variable Annuity I-Share	333-186031	Transamerica Variable Annuity I-Share	333-186035
Transamerica Advisor EliteSM II	333-186031	Transamerica Advisor EliteSM II	333-186035
Transamerica PrincipiumSM III	333-186030	Transamerica PrincipiumSM III	333-186034

TRANSAMERICA VARIABLE ANNUITY SERIES
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) Administrative Office 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Transamerica Variable Annuity Series variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2017
Statement of Additional Information Date: May 1, 2017

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Fidelity ® VIP Contrafund® Portfolio – Service Class 2
Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Fidelity ® VIP Mid Cap Portfolio – Service Class 2
Fidelity ® VIP Value Strategies Portfolio – Service Class 2	Fidelity ® VIP Value Strategies Portfolio – Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
ii

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Madison Diversified Income - Service Class(1)(2)	Transamerica Madison Diversified Income VP - Service Class(1)(2)
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class
(1)	This subaccount will become available on or about June 1, 2017.
(2)	In New York, this subaccount will be available on or about July 1, 2017, and may be available sooner depending on regulatory approval. Please contact your financial representative.
iii

iv

TABLE OF CONTENTS continued
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
business day—A day when the New York Stock Exchange is open for regular trading.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
fixed account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider, the Retirement Income Choice® 1.6 Rider and the Transamerica Income Edge Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
6

separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
stable account—A fixed account option, only available if you elect the Transamerica Income Edge rider, to which you must allocate a portion of your premium payments and policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
7

INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share (5)	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
(5)	The L-share has a shorter surrender charge schedule than the B-share and offers greater liquidity. You pay higher separate account charges for the life of your L-share policy in exchange for the greater liquidity. The B-share my be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw policy value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost policy. The L-share class may be more appropriate for someone who may want to surrender the policy or withdraw policy value in excess of the free withdrawal amount 5 years after making a contribution and is willing to pay a higher separate account charge. Purchasing an optional guaranteed living benefit or guaranteed withdrawal benefit under an L-share policy and paying a higher separate account charge for the life of the policy, in order to have greater liquidity, may not be compatible. This is because you must typically own your policy over the long-term in order to take full advantage of these types of guaranteed benefits. (For example, the longer you own the policy, the greater your withdrawal percentage might be, or there may be a certain number of years before you can use the benefit.) You should determine the appropriate balance among (a) greater liquidity; (b) the impact of the mortality and expense risk charge on your policy value; and (c) the period of time that you must own the policy to take full advantage of any optional benefit you elect
√ Choose investment options
•	Subaccounts – Invest in underlying funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3) Transamerica Income Edge(1)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.

√ Complete our application or order form
√ Pay the applicable minimum initial deposit

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)(1)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee(2)	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee(3)	$0-$50*	$0-$50*	$0-$50*	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge(4)	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%

Classes	B-Share	C-Share	L-Share	X-Share
Optional Death Benefit Riders:
Additional Death Distribution (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6): (You may only elect one of the optional riders listed below)
Retirement Income Max® (annual charge - % of Withdrawal Base)*	2.50%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)*	0.55%
Death Benefit - (Joint Life Option)*	0.50%
Income EnhancementSM - (Single Life Option - Not available in NY)*	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY)*	0.65%
Transamerica Income Edge (annual charge - % of Withdrawal Base)*	2.50%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step- Up section. Your current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 for TLIC and 333-185574 for TFLIC). Please note that the maximum fee listed above of 2.50% already includes the additional death benefit and/or income enhancement option as applicable.
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider - No Longer Available:
Income LinkSM (annual charge - % of Withdrawal Base)	2.00%	1.25%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2016 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.35%
Highest Gross	2.71%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples(8):
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,452	$1,500	$ 771	$1,486	$1,576
3 Years	$2,828	$2,960	$2,304	$2,920	$2,922
5 Years	$4,114	$3,823	$3,827	$3,805	$4,258
10 Years	$7,341	$7,451	$7,588	$7,554	$7,559
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 732	$ 780	$ 771	$ 766	$ 766
3 Years	$2,198	$2,330	$2,304	$2,290	$2,292
5 Years	$3,664	$3,823	$3,827	$3,805	$3,808
10 Years	$7,341	$7,451	$7,588	$7,554	$7,559
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider – Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,462	$1,510	$ 781	$1,495	$1,586
3 Years	$2,857	$2,989	$2,333	$2,949	$2,951
5 Years	$4,163	$3,872	$3,875	$3,853	$4,306
10 Years	$7,439	$7,550	$7,685	$7,651	$7,656

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 742	$ 790	$ 781	$ 775	$ 776
3 Years	$2,227	$2,359	$2,333	$2,319	$2,321
5 Years	$3,713	$3,872	$3,875	$3,853	$3,856
10 Years	$7,439	$7,550	$7,685	$7,651	$7,656
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
2) Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
*	Based on Policy Value or sum of all premium payments less all withdrawals.
**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
5) Separate Account Annual Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
American Funds - Asset Allocation Fund - Class 2 American Funds - Bond Fund - Class 2 American Funds - Growth Fund - Class 2 American Funds Growth-Income Fund - Class 2 American Funds International Fund - Class 2	0.30%
AB Balanced Wealth Strategy Portfolio - Class B State Street Total Return V.I.S. Fund - Class 3	0.20%
TA International Equity Index - Service Class; TA U.S. Equity Index - Service Class	0.15%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefits:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
Transamerica Income Edge Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Income LinkSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
7) Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY
This prospectus describes information you should know before you purchase the Transamerica Variable Annuity Series.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days. We must receive your consent to hold prior to the market close on the fifth market day after receipt of the premium. If your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit your initial premium payment within two market days after your information is both complete and in good order.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.

Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Once we have received all necessary regulatory approvals (but not before), we may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). Please note, we will begin recapturing as soon as we receive all necessary approvals and will not provide advance notice.
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. Currently, we do not charge a transfer fee. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Additional Restrictions for the Transamerica Income Edge Rider. If you elect the Transamerica Income Edge rider, a certain percentage of your policy value must be allocated to the stable account, the select investment options and the flexible investment options as specified below. See Transamerica Income Edge Rider – Required Allocations. Any transfer requests to and from the select investment options and flexible investment options will be validated using the prior market day’s policy value to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations. Transfers to the stable account are not permitted except at the time of election of the rider. Transfers from the stable account are not permitted except upon termination of the rider.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, which may be referred to (depending on your rider) as designated investment options, flexible investment options and/or select investment options. In addition, the Transamerica Income Edge rider requires you to invest in the stable account.
One or more of the underlying fund portfolios that may be designated, flexible or select investment options under an optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with certain investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.

Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently, we are not charging for transfers.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information).

The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2016 we received $223,234,178.31 for Transamerica Life Insurance Company and $15,423,182.55 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2016, TCI and its affiliates received payments that totaled approximately $2,700,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Allianzgi Distributors • American Century Investment Management, Inc. • American Century Investment Management, Inc. • American Funds • Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Columbia Threadneedle Investments • Fidelity Management & Research Company • Franklin Templeton Services, LLC • Goldman Sachs• Hartford• Invesco• Janus Capital Management LLC • Jennison Associates LLC • John Hancock• JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Lord Abbett & Co.• Manning & Napier Advisors• MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Natixis Global Asset Management• Neuberger Berman• New York Life/Mainstay Investments• Oppenheimer Funds, Inc. • Pacific Investment

Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • Prudential Investments• QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • Schroder Investment Management • Systematic Financial Management • TIAA• Thompson Siegel & Walmsley • The Vanguard Group, Inc. • Torray, LLC •  and Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500. Certain optional benefits have specific requirements regarding the order in which surrenders can be taken from investment options. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Surrenders in excess of the surrender charge free amount may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	Multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements;
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment; and
•	the stable account as defined in the glossary.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.

Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and

•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit, Annual Step-Up or Return of Premium (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time for new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the gross partial withdrawal * value of the current death proceeds immediately prior to the gross partial withdrawal) / policy value immediately prior to the gross withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.

You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed minimum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income

Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2017, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,490,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.

ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $40. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
•	The Liquidity Rider is not suitable for you if you are purchasing the policy for a long term investment.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.

The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;

In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next market day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider, the Retirement Income Choice® 1.6 Rider and the Transamerica Income Edge Rider. Important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefit is no longer available, but if you have previously elected this rider you can still upgrade:
•	Income LinkSM Rider
See “Appendix - Rider Grid Variations” for additional information on the rider above.
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Transamerica Income Edge riders.	Cannot be elected if you have Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income Edge riders.	Cannot be elected if you have Retirement Income Max®, Guaranteed Principal SolutionSM or Transamerica Income Edge riders.	Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Guaranteed Principal SolutionSM riders.
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the investment options that you select–if you invest in certain investment options that satisfy the required allocations.
(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care	Investor Need Rider Addresses: • Retirement income for life • Broad range of investment choices
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.	Additional Options:
(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
		For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions:
You must allocate a certain percentage of your policy value to the stable account, the select investment options and the flexible investment options as provided in the Rate Sheet Prospectus Supplement. Upon rebalancing, a certain percentage of your policy value (excluding the stable account) must be allocated to the select investment options and the flexible investment options.

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect the Retirement Income Max®, Retirement Income Choice® 1.6 or the Transamerica Income Edge. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back”, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make withdrawals under either “principal back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.

Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of, what we call your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of, what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income Edge riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-185573 for TLIC and 333-185574 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.

Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 for TLIC and 333-185574 for TFLIC).
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Max® or Transamerica Income Edge riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-185573 for TLIC and 333-185574 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2)your application must be received and your policy funded within the stated time period set forth in the applicable Rae Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.

•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.

Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.

Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.

Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 for TLIC and 333-185574 for TFLIC).
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82

Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Transamerica Income Edge Rider
If you elect the Transamerica Income Edge Rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of your policy value to be allocated to the stable account and to select investment options, with the remainder to be allocated to the select investment options and flexible investment options. One or more of the select investment options and flexible investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to allocate to subaccounts that invest in underlying funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Transamerica Income Edge Rider. If you determine that underlying funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the Transamerica Income Edge Rider that do not invest in underlying funds that utilize volatility control strategies.
Transamerica Income Edge - Summary
You may elect to purchase the optional Transamerica Income Edge rider which, provides you with: (1) a GLWB; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate a certain percentage of your policy value to the stable account and to select investment options and flexible investment options some of which are designed to help manage our risk and support the guarantees under the rider. If you elect the Transamerica Income Edge rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Retirement Income Max® riders.The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Transamerica Income Edge rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The benefits under the Transamerica Income Edge Rider are based on our claims-paying ability.
Under the Transamerica Income Edge rider, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value (excluding the stable account until other investment options are depleted of value), and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) attainment of the minimum benefit age (as provided in your rider) and lasting until the annuitant’s (or annuitant’s spouse if younger and the joint life option is elected) death unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments section below. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 for TLIC and 333-185574 for TFLIC).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy although withdrawals that are excess withdrawals will reduce your withdrawal base and future GLWBs. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
If you elect the Transamerica Income Edge rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the stable account are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis from each investment option you have allocated to. If you do not wish to maintain the required allocation percentages for the investment options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below.
Please note:
•	You will begin paying the rider charge as of the rider date, even if you do not begin taking withdrawals for many years. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the GLWB under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to the select and flexible investment options and the stable account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with your financial advisor to assist you in determining whether these investment options and required allocations are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may eliminate the benefit. See “Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders”.
•	Upon receiving due proof of death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income Edge rider terminates and all benefits thereunder cease.
•	You may terminate the rider by providing written notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
•	If your policy value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. A notarized letter may be provided as satisfactory evidence a person is living.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
•	reduce your policy value by the amount of the withdrawal;
•	reduce your base policy death benefit and other benefits by the adjusted withdrawal amount;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
•	may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.

The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has not attained the minimum benefit age of 59 on the rider date and remains zero until the first day of the rider year after the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information. Surrender charges may apply if your rider withdrawal amount exceeds your surrender charge free amount.
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount, if any. The minimum require distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.	the policy to which this rider is attached is a tax-qualified policy for which the IRS minimum required distributions are required,
b.	the minimum required distributions do not start prior to the annuitant’s attained age 70 ½,
c.	the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.	the minimum required distributions are based on age of the living annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.	the minimum required distributions are based only on the policy to which this rider is attached,
f.	the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.	If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
•	Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits and guarantees (except those provided by this rider) are terminated. In addition, we will, unless instructed otherwise, make payments using the current payment instructions on file with us equal to the rider withdrawal amount divided by the frequency of payments. If the younger of the annuitant or annuitant’s spouse has attained the minimum benefit age and a systematic payout option is not active at the time the policy value equals zero, a monthly payment will begin. If the minimum benefit age has not been attained, the monthly payment will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required cash value will be paid on the later of the annuitant’s or annuitant’s spouse’s death.
•	due to an excess withdrawal, then your policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause your policy value to equal zero will not terminate the rider.
Please note:
•	If the rider is added prior to the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.

•	The select and flexible investment options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing policy owners with an active rider.
Rate Sheet Prospectus Supplement
The withdrawal and fee percentages, as well as the requied allocations are disclosed in Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 for TLIC and 333-185574 for TFLIC). In order to receive the applicable withdrawal and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal and fee percentages, as well as required allocations reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Transamerica Income Edge – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) having attained the minimum benefit age.
The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 for TLIC and 333-185574 for TFLIC). Unless the applicable Rate Sheet Prospectus Supplement provides otherwise, in order to receive the withdrawal percentage reflected in a Rate Sheet Prospectus Supplement:
•	your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement;
•	we must receive your completed application within 7 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective; and
•	the policy value must be funded within 60 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective.
If any of these conditions are not met, your application will be considered not in good order for the current Rate Sheet Prospectus Supplement. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups. See Automatic Step –Up section below and the applicable Rate Sheet Prospectus Supplement.
Transamerica Income Edge – Withdrawal Base
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base; and

•	the policy value on the current rider anniversary (see Automatic Step-Up below).
See “Appendix – Hypothetical Example of Withdrawal Base Calculation – Transamerica Income Edge Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Transamerica Income Edge – Automatic Step-Up
Automatic Step-Up. On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is equal to the policy value on the rider anniversary immediately after the withdrawal base reset on the rider anniversary. If the policy value is not greater than the current withdrawal base, then no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Income Edge – Withdrawal Base Adjustments
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after six years your policy value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
•	you take your first withdrawal when you are age 72
•	you do not withdraw more than the rider withdrawal amount in any one year, and
•	there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 72 years old. That excess withdrawal decreases your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Partial Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000

Adjusted partial withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90
New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Income Edge –Required Allocations
If you elect this rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 for TLIC and 333-185574 for TFLIC). After the rider date, the allocation of all subsequent premium payments made must also comply with the required allocations for premiums so long as this rider is effective.
In addition, if you elect this rider, any transfers to and from the select investment options and the flexible investment options must comply with the percentages specified in the Rate Sheet Prospectus Supplement in effect at the time you elect this rider. Any transfers to and from the select investment options and flexible investment options will be validated using the prior day’s policy values to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the stable account (described below) are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis. If you do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The stable account is a fixed account option under your policy. Premium payments allocated and amounts transferred to the stable account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the stable account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the stable account. The interest credited to the stable account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the stable account will not be subject to an excess interest adjustment.
Upon termination of the rider, all amounts in the stable account will be transferred to the money market subaccount available under your policy and no additional premium payments will be allowed into the stable account. Owners are permitted to provide instructions as to the allocation of the stable account proceeds contained in the money market subaccount to one or more subaccounts, but such instructions will not be effective prior to the market day after rider termination.
We guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable state nonforfeiture law at the time the policy is issued.
Select and Flexible Investment Options. As described above, if you elect this rider, you must allocate a certain percentage of your premium payments and policy value to the available flexible investment options and select investment options. A complete listing of subaccounts designated as flexible investment options and select investment options appears in the “Appendix – Transamerica Income Edge - Investment Options”. You will be notified if there are changes made to the investment options within the designated group. Requiring that you allocate a certain percentage of your premium payments and policy value to the designated investment options, some of which invest in underlying funds that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date your rider fee is deducted. If the day rebalancing takes place is not a market day, the value of the accumulation units redeemed or purchased due to rebalancing will be determined as of the next market day. We will automatically transfer amounts among subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, your rebalancing allocation instructions will be established using a ratio of your current investment allocation instructions for new premium payments. Because the stable account is not included in the quarterly rebalancing process and whole percentages are required, it may be necessary for the Company to make adjustments (positive or negative) to the calculated rebalance allocation percentages to accommodate for rounding to the nearest whole percent. Adjustments needed will be applied to the select investment options and flexible investment options individually to ensure the requirements for each designated group are met. Any adjustments will first be made to the select or flexible investment option with the greatest allocation.
If more than one select or flexible investment option has the greatest percentage allocation, the adjustment will be divided equally among those select and/or flexible investment options with the greatest allocation. If the adjustment cannot be divided equally, we will make adjustments in alphabetical order to the select or flexible investment option(s) with the greatest percentage allocation. You will be notified in writing of the calculated rebalance allocation percentages prior to the first quarter rebalancing. You will be notified in writing, at rider issue, that the required rebalance has been set up. You may request changes to your rebalancing allocation instructions before the prior instructions are implemented while this rider remains effective as long as they comply with the required allocations for rebalancing and we receive notice of your request in good order prior to close of the NYSE on the day the rebalancing is processed. Rebalancing will not cease upon the request of any transfer.
See “Appendix – Transamerica Income Edge – Rebalancing Examples” which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process.
Please note:
•	If you do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See, Transamerica Income Edge Rider – Termination, below.)
•	We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect policy owners with an active the rider.
•	If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible investment option. If this occurs, you will be required to reallocate values in the affected investment option to other flexible and select investment options in order to meet the allocation requirements. We will provide notice to you if a select or flexible investment option will be eliminated and reallocation is required. If you do not provide us with new instructions in the time specified in our notice, we will move your money in the affected option to the TA Aegon Government Money Market.
Transamerica Income Edge - Joint Life Option
If you elect the Transamerica Income Edge rider, then you can also elect to postpone termination of the rider until the later of the annuitant’s or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount is lower under the single life option. This option may not be permitted in the case of certain non-natural owners.
Please note: If you elect this option:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect the single life option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner). (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse.

Transamerica Income Edge Rider Fees
Transamerica Income Edge Rider Fee. The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a subaccount on a day which is not a market day, the value of accumulation units redeemed will be determined as of the next market day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible investment options and the select investment options on a pro rata basis at the end of each rider quarter. After those investment options are depleted of value, the rider fee will be deducted from the stable account.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 for TLIC and 333-185574 for TFLIC).
In order to receive the rider fee: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0140*(91/365)
= 1,400*(91/365)
= $349.04
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider by adjusting the quarterly fee based on the number of days remaining until the end of the next rider quarter for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 for TLIC and 333-185574 for TFLIC). Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0140*(20/365)
= 140*(20/365)
= $7.67
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= $7.67 + $349.04
= $356.71
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.40%.
= 110,000*0.0140*(91/365)
= 1,540*(91/365)
= $383.95
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross partial withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of policy value of $93,500 prior to the transaction and change in withdrawal base as follows:
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
Fee adjustment as follows:
= $-5,625 * 0.0140 * (40/365)
= $-78.75 * (40/365)
= $-8.63
The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $383.95 - $8.63
= $375.32
The new withdrawal base = $110,000 - $5,625 = $104,375
Transamerica Income Edge Rider - Issue Requirements
We will not issue the Transamerica Income Edge rider if:
•	the annuitant is age 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, the annuitant’s spouse is 86 or older (lower if required by state law) and
•	the annuitant’s spouse is not a joint owner along with the annuitant; or the annuitant’s spouse is not the sole primary beneficiary (and there is no joint owner).
•	The use of joint life option may not be permitted in the case of certain non-natural owners.
Transamerica Income Edge Rider - Termination
The Transamerica Income Edge rider will terminate upon the earliest of the following:
•	the date the policy to which this rider is attached terminates;
•	the date of a change in ownership or assignment which violates the owner and annuitant relationship requirements as contained in the rider;

•	prior to your policy value reaching zero, the date on which we receive in good order, required information to process a death claim for the annuitant (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’
•	on or after your policy value equals zero, upon annuitant’s death (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’s death);
•	the date of annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or
•	the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount.
The Transamerica Income Edge rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. Owners of the Transamerica Income Edge rider, age 60 or above have the option to elect immediate investment consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement, or, they may allocate the initial premium payment to the stable account as permitted in the applicable Rate Sheet Prospectus Supplement and the remaining premium to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement. The Nursing Care and Terminal Condition and the Unemployment Waivers are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max®, Retirement Income Choice® 1.6 and Transamerica Income Edge riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive return of premium. The Unemployment Waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned. The Transamerica Income Edge Rider will not terminate due to a misstatement of age.
Montana. The Unemployment Waiver is not available. Premium enhancement recapture does not include unemployment. The death benefit must be paid within 60 days and any interest due after 30 days.

New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death Distribution rider, Additional Death Distribution + rider and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider, the Unemployment Waiver and telephone transactions are not available. There is no excess interest adjustment. Premium enhancement recapture is not available with death or annuitization. The death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. The policy value is used upon annuitization. The annuity commencement date cannot be earlier than the first policy anniversary. The Retirement Income Max® Rider issue requirements for the annuitant are 58 - 85 for Single Life or 65 - 85 for Joint Life. Guaranteed Principal SolutionSM, Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. Restrictions on ownership change and assignments are not permitted. Transamerica Income Edge Rider fees cannot be deducted from the stable account.
North Dakota. Right to cancel period is 20 days.
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.

Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulators actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.

Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Underlying Funds
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
The selling firms are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.2% of premium payments (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell the policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and we or our affiliates may pay all or a portion of the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, We, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2016, TCI paid such fees to at least 61 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial

Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2016 TCI paid approximately $25,000,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus.  Please Note: We reserve the right to change investment choices in the future for new purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders. We will not change the PAM investment option for any existing policyholders of a Guaranteed Principal SolutionSM Rider owners.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio – Service Class 2	Fidelity ® VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Aegon Government Money Market - Service Class(2)	Transamerica Aegon Government Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation and current income.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Equity Index - Service Class(3)	TA U.S. Equity Index - Service Class(3)	SSGA Funds Management, Inc.(3)
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class	Janus Capital Management LLC
Investment Objective: Capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Madison Diversified Income - Service Class(4)(5)	Transamerica Madison Diversified Income VP - Service Class(4)(5)	Madison Asset Management. LLC(4)(5)
Investment Objective: High total return through the combination of income and capital appreciation.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	PineBridge Investments LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Long-term capital appreciation.
TA U.S. Equity Index - Service Class(6)	Transamerica U.S. Equity Index VP - Service Class(6)	SSGA Funds Management, Inc.(6)
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective on or about May 1, 2017, Transamerica International Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
(4)	This subaccount will become available on or about June 1, 2017.
(5)	In New York, this subaccount will be available on or about July 1, 2017, and may be available sooner depending on regulatory approval. Please contact your financial representative.
(6)	Effective on or about May 1, 2017, Transamerica U.S. Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the subadvisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Income Edge rider. See Appendix - Transamerica Income Edge Investment Options.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B(2)(4)	√	√			√
AB Growth and Income Portfolio – Class B	√	√
American Funds - Asset Allocation FundSM - Class 2	√	√
American Funds - Bond FundSM - Class 2	√	√	√	√			√
American Funds - Growth FundSM - Class 2	√	√
American Funds - Growth-Income FundSM - Class 2	√	√
American Funds - International FundSM - Class 2	√	√
Fidelity ® VIP Balanced Portfolio - Service Class 2	√	√
Fidelity ® VIP Contrafund® Portfolio – Service Class 2	√	√
Fidelity ® VIP Mid Cap Portfolio – Service Class 2	√	√
Fidelity ® VIP Value Strategies Portfolio – Service Class 2	√	√
State Street Total Return V.I.S. Fund - Class 3(2)(4)	√	√			√
TA AB Dynamic Allocation - Service Class	√	√					√
TA Aegon Government Money Market - Service Class	√	√	√	√			√
TA Aegon High Yield Bond - Service Class	√	√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA Asset Allocation - Conservative - Service Class(1)	√	√	√	√			√
TA Asset Allocation - Growth - Service Class	√	√
TA Asset Allocation - Moderate Growth - Service Class(1)	√	√			√
TA Asset Allocation - Moderate - Service Class(1)	√	√	√			√
TA Barrow Hanley Dividend Focused - Service Class	√	√
TA BlackRock Equity Smart Beta 100 - Service Class	√	√
TA BlackRock Global Allocation - Service Class	√	√			√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√	√			√
TA BlackRock Smart Beta 50 - Service Class	√	√			√
TA BlackRock Smart Beta 75 - Service Class	√	√
TA BlackRock Tactical Allocation - Service Class(1)	√	√				√
TA Clarion Global Real Estate Securities - Service Class	√	√
TA International Equity Index - Service Class	√	√
TA International Moderate Growth - Service Class(1)	√	√			√
TA Janus Balanced - Service Class	√	√			√

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
TA Janus Mid-Cap Growth - Service Class	√	√
TA Jennison Growth - Service Class	√	√
TA JPMorgan Core Bond - Service Class	√	√	√	√			√
TA JPMorgan Enhanced Index - Service Class	√	√
TA JPMorgan Mid Cap Value - Service Class	√	√
TA JPMorgan Tactical Allocation - Service Class	√	√	√	√			√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	√	√			√
TA Madison Diversified Income - Service Class(2)(3)(4)	√	√		√		√
TA MFS International Equity - Service Class	√	√
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(1)	√	√			√
TA Market Participation Strategy - Service Class(1)	√	√	√
TA Morgan Stanley Capital Growth - Service Class	√	√
TA Multi-Managed Balanced - Service Class	√	√			√
TA PIMCO Tactical - Balanced - Service Class(1)	√	√	√			√
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√			√
TA PIMCO Tactical - Growth - Service Class(1)	√	√			√
TA PIMCO Total Return - Service Class	√	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√	√			√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	√	√			√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)(3)(4)	√	√	√	√		√
TA Small Mid Cap Value - Service Class	√	√
TA T. Rowe Price Small Cap - Service Class	√	√
TA Torray Concentrated Growth - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
TA U.S. Equity Index - Service Class	√	√
TA WMC US Growth - Service Class	√	√

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
Fixed Account	√	√	√	√			√
(1)This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
(2)	This subaccount will be available as a designated fund for the Retirement Income Choice® 1.6 rider on or about June 1, 2017.
(3)	This subaccount will be available as a designated fund for the Retirement Income Max® rider on or about June 1, 2017.
(4)	In New York, this subaccount will be available on or about July 1, 2017, and may be available sooner depending on regulatory approval. Please contact your financial representative.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
TRANSAMERICA INCOME EDGE Investment Options
The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Income Edge Rider.
	Select Investment Options	Flexible Investment Options
Subaccounts
AB Balanced Wealth Strategy Portfolio - Class B(3)		√
AB Growth and Income Portfolio – Class B		√
American Funds - Asset Allocation FundSM - Class 2		√
American Funds - Bond FundSM - Class 2	√
American Funds - Growth FundSM - Class 2		√
American Funds - Growth-Income FundSM - Class 2		√
American Funds - International FundSM - Class 2		√
Fidelity ® VIP Balanced Portfolio - Service Class 2		√
Fidelity ® VIP Contrafund® Portfolio – Service Class 2		√
Fidelity ® VIP Mid Cap Portfolio – Service Class 2		√
Fidelity ® VIP Value Strategies Portfolio – Service Class 2		√
State Street Total Return V.I.S. Fund - Class 3(3)		√
TA AB Dynamic Allocation - Service Class		√
TA Aegon Government Money Market - Service Class	√
TA Aegon High Yield Bond - Service Class		√
TA Aegon U.S. Government Securities - Service Class	√
TA American Funds Managed Risk - Balanced - Service Class(1)		√
TA Asset Allocation - Conservative - Service Class(1)		√
TA Asset Allocation - Growth - Service Class		√
TA Asset Allocation - Moderate - Service Class(1)		√
TA Asset Allocation - Moderate Growth - Service Class(1)		√
TA Barrow Hanley Dividend Focused - Service Class		√
TA BlackRock Equity Smart Beta 100 - Service Class		√
TA BlackRock Global Allocation - Service Class		√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)		√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)		√
TA BlackRock Smart Beta 50 - Service Class		√
TA BlackRock Smart Beta 75 - Service Class		√
TA BlackRock Tactical Allocation - Service Class(1)		√
TA Clarion Global Real Estate Securities - Service Class		√
TA International Equity Index - Service Class		√
TA International Moderate Growth - Service Class(1)		√
TA Janus Balanced - Service Class		√
TA Janus Mid-Cap Growth - Service Class		√
TA Jennison Growth - Service Class		√
TA JPMorgan Core Bond - Service Class	√

TRANSAMERICA INCOME EDGE Investment Options — (Continued)
	Select Investment Options	Flexible Investment Options
Subaccounts
TA JPMorgan Enhanced Index - Service Class		√
TA JPMorgan Mid Cap Value - Service Class		√
TA JPMorgan Tactical Allocation - Service Class		√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)		√
TA Madison Diversified Income - Service Class(2)(3)		√
TA MFS International Equity - Service Class		√
TA Managed Risk - Balanced ETF - Service Class(1)		√
TA Managed Risk - Conservative ETF - Service Class(1)		√
TA Managed Risk - Growth ETF - Service Class(1)		√
TA Market Participation Strategy - Service Class(1)		√
TA Morgan Stanley Capital Growth - Service Class		√
TA Multi-Managed Balanced - Service Class		√
TA PIMCO Tactical - Balanced - Service Class(1)		√
TA PIMCO Tactical - Conservative - Service Class(1)		√
TA PIMCO Tactical - Growth - Service Class(1)		√
TA PIMCO Total Return - Service Class	√
TA PineBridge Inflation Opportunities- Service Class	√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)		√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)		√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)(3)		√
TA Small Mid Cap Value - Service Class		√
TA T. Rowe Price Small Cap - Service Class		√
TA Torray Concentrated Growth - Service Class		√
TA TS&W International Equity - Service Class		√
TA U.S. Equity Index - Service Class		√
TA WMC US Growth - Service Class		√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
(2)	This subaccount will be available as an Investment Option on or about June 1, 2017.
(3)	In New York, this subaccount will be available on or about July 1, 2017, and may be available sooner depending on regulatory approval. Please contact your financial representative.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2016. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.109585 $11.211641 $10.700276 $10.000000	$11.351436 $11.109585 $11.211641 $10.700276	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.738505 $12.813021 $11.960652 $10.000000	$13.869339 $12.738505 $12.813021 $11.960652	6,866.873 6,424.944 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.375752 $11.479805 $11.145519 $10.000000	$12.164015 $11.375752 $11.479805 $11.145519	6,577.298 5,663.634 11,907.910 0.000	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619219 $9.816105 $9.540899 $10.000000	$9.677889 $9.619219 $9.816105 $9.540899	2,753.438 75.330 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.039953 $12.486969 $11.775513 $10.000000	$13.953462 $13.039953 $12.486969 $11.775513	3,818.213 1,730.216 1,587.796 363.553	578.696 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.731033 $12.840468 $11.876212 $10.000000	$13.875894 $12.731033 $12.840468 $11.876212	4,736.624 4,029.143 1,202.372 220.186	584.374 0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.948674 $10.662829 $11.208331 $10.000000	$10.066536 $9.948674 $10.662829 $11.208331	226.348 227.409 303.330 304.826	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.728514 $11.922483 $11.055665 $10.000000	$12.299288 $11.728514 $11.922483 $11.055665	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.819798 $13.024664 $11.900768 $10.000000	$13.538075 $12.819798 $13.024664 $11.900768	7,424.491 7,971.615 4,747.222 592.324	295.374 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.344767 $12.802693 $12.318322 $10.000000	$13.543837 $12.344767 $12.802693 $12.318322	3,826.817 4,022.973 4,025.953 436.161	0.000 0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.586377 $12.210010 $11.694967 $10.000000	$12.410653 $11.586377 $12.210010 $11.694967	924.075 0.000 0.000 0.000	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.553741 $10.935350 $10.638836 $10.000000	$10.952466 $10.553741 $10.935350 $10.638836	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.191264 $10.440900 $10.110268 $10.000000	$10.188799 $10.191264 $10.440900 $10.110268	741.614 1,903.728 819.169 826.866	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.481595 $9.672635 $9.867524 $10.000000	$9.294840 $9.481595 $9.672635 $9.867524	534.563 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.501685 $10.129161 $9.974176 $10.000000	$10.711362 $9.501685 $10.129161 $9.974176	4,130.259 2,682.018 6,672.856 81.067	0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.530260 $9.739847 $9.515832 $10.000000	$9.355146 $9.530260 $9.739847 $9.515832	3,714.895 2,599.578 2,624.120 0.000	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.530260 $9.739847 $9.515832 $10.000000	$9.355146 $9.530260 $9.739847 $9.515832	7,418.147 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.491668 $9.999452	$9.900717 $9.491668	11,705.767 3,644.894	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.005840 $10.431669 $10.438955 $10.000000	$10.230430 $10.005840 $10.431669 $10.438955	3,882.503 0.000 0.000 0.000	0.000 0.000 0.000 10,323.211
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.063534 $11.531143 $11.484188 $10.000000	$11.476354 $11.063534 $11.531143 $11.484188	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.576565 $11.069107 $11.022930 $10.000000	$11.016039 $10.576565 $11.069107 $11.022930	1,578.649 1,986.965 18,439.491 204.597	497.726 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.231557 $10.703314 $10.641818 $10.000000	$10.556675 $10.231557 $10.703314 $10.641818	41,113.673 42,229.651 56,461.426 16,686.054	0.000 0.000 0.000 10,180.865
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.961213 $12.689079 $11.564972 $10.000000	$13.435746 $11.961213 $12.689079 $11.564972	1,757.274 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998361	$10.425324	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.277358 $10.615269 $10.653324 $10.000000	$10.533775 $10.277358 $10.615269 $10.653324	1,513.068 1,037.640 853.851 154.086	560.012 0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.372257 $9.900643 $9.998356	$9.221302 $9.372257 $9.900643	1,292.287 1,289.919 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.372257 $10.221534	$9.221302 $9.372257	N/A	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.176779 $9.860758 $9.998356	$8.978574 $9.176779 $9.860758	331.926 1,560.543 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.176779 $10.211629	$8.978574 $9.176779	N/A	1,445.011 1,408.156
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998361	$10.110246	0.000	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998361	$10.179177	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.614233 $10.842138 $10.527416 $10.000000	$10.915298 $10.614233 $10.842138 $10.527416	22,060.698 22,426.368 13,741.737 8,216.815	0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.870653 $10.158628 $9.147694 $10.000000	$9.716300 $9.870653 $10.158628 $9.147694	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.841456 $10.233246 $10.522939 $10.000000	$9.750970 $9.841456 $10.233246 $10.522939	1,965.908 7,138.794 4,240.944 725.569	0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.338348 $11.553260 $10.930754 $10.000000	$11.572264 $11.338348 $11.553260 $10.930754	4,446.074 4,920.351 343.980 137.441	346.088 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.139420 $11.995798 $12.270186 $10.000000	$10.667907 $11.139420 $11.995798 $12.270186	870.881 819.530 0.000 0.000	0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.673567 $13.472935 $12.519543 $10.000000	$14.110265 $14.673567 $13.472935 $12.519543	1,035.509 1,005.024 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.695105 $9.857938 $9.568838 $10.000000	$9.699460 $9.695105 $9.857938 $9.568838	5,130.765 0.000 0.000 0.000	1,138.779 901.853 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.775071 $13.079512 $11.708139 $10.000000	$13.915519 $12.775071 $13.079512 $11.708139	822.822 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.436753 $13.072133 $11.597940 $10.000000	$13.931721 $12.436753 $13.072133 $11.597940	5,455.894 4,648.338 3,386.022 0.000	291.820 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.221678 $10.470186 $10.050472 $10.000000	$10.439813 $10.221678 $10.470186 $10.050472	14,541.061 4,518.188 9,717.412 4,731.853	815.912 851.118 0.000 10,620.005
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.470428 $10.908462 $10.258624 $10.000000	$10.194933 $10.470428 $10.908462 $10.258624	21,584.546 11,306.601 7,219.733 869.397	1,778.196 1,239.049 0.000 10,458.079

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.773620 $11.325279 $10.680532 $10.000000	$10.456470 $10.773620 $11.325279 $10.680532	7,209.680 3,921.751 1,918.768 140.573	1,230.940 1,199.251 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.303895 $10.701436 $10.442550 $10.000000	$10.479462 $10.303895 $10.701436 $10.442550	60,117.537 55,187.371 15,615.370 7,279.588	260.331 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.237170 $10.516279 $10.194356 $10.000000	$10.443991 $10.237170 $10.516279 $10.194356	23,238.058 11,492.366 815.618 823.282	0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.527299 $11.131179 $10.922306 $10.000000	$10.801234 $10.527299 $11.131179 $10.922306	15,471.686 13,691.621 8,488.078 3,027.932	21,831.589 22,230.640 22,601.082 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.889571 $11.481729 $10.841461 $10.000000	$11.118740 $10.889571 $11.481729 $10.841461	1,319.852 2,408.214 530.539 0.000	0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.031546 $10.259096 $11.065013 $10.000000	$9.820312 $10.031546 $10.259096 $11.065013	1,251.438 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.387895 $14.085816 $13.584149 $10.000000	$14.706446 $15.387895 $14.085816 $13.584149	6,318.014 6,609.861 2,054.257 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.481522 $11.720834 $10.821553 $10.000000	$12.114347 $11.481522 $11.720834 $10.821553	223,316.603 65,415.663 13,119.061 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.503387 $10.995509 $10.402930 $10.000000	$10.849909 $10.503387 $10.995509 $10.402930	19,246.318 19,165.359 9,886.033 2,467.270	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.364472 $10.798112 $10.132325 $10.000000	$10.665534 $10.364472 $10.798112 $10.132325	66.454 67.904 0.000 0.000	802.522 833.462 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.616795 $11.219019 $10.757765 $10.000000	$10.914140 $10.616795 $11.219019 $10.757765	4,418.622 3,528.776 503.364 292.601	1,198.515 1,211.521 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.532978 $9.675483 $9.460432 $10.000000	$9.575956 $9.532978 $9.675483 $9.460432	17,082.277 2,848.335 1,520.942 0.000	886.871 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.549785 $8.979971 $8.862005 $10.000000	$8.699662 $8.549785 $8.979971 $8.862005	853.240 993.203 802.137 0.000	1,277.199 1,017.579 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.854655 $10.296821 $10.139188 $10.000000	$9.915835 $9.854655 $10.296821 $10.139188	740.248 777.955 817.661 825.344	0.000 0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.947237 $10.857726 $10.730995 $10.000000	$9.942588 $9.947237 $10.857726 $10.730995	2,339.147 1,229.597 695.512 0.000	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.900223 $10.551556 $10.389003 $10.000000	$9.916596 $9.900223 $10.551556 $10.389003	35,228.770 34,628.474 29,956.423 8,800.497	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.873751 $12.454065 $12.108297 $10.000000	$14.060907 $11.873751 $12.454065 $12.108297	5,833.609 5,106.327 3,424.076 0.000	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.372482 $13.354847 $12.823910 $10.000000	$14.550591 $13.372482 $13.354847 $12.823910	9,276.945 8,411.848 4,065.451 212.280	0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.290874 $12.773695 $11.874312 $10.000000	$12.828480 $12.290874 $12.773695 $11.874312	1,452.419 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.290106 $10.389993 $11.202665 $10.000000	$10.164157 $10.290106 $10.389993 $11.202665	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.527175 $12.944696 $11.915368 $10.000000	$13.596977 $13.527175 $12.944696 $11.915368	0.000 3,493.100 3,536.420 450.670	0.000 0.000 0.000 0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.364376 $11.371714 $10.761224 $10.000000	$11.710586 $11.364376 $11.371714 $10.761224	64,510.196 64,263.104 37,128.764 14,995.732	0.000 0.000 2,670.490 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.030577 $12.995901 $12.028720 $10.000000	$14.308066 $13.030577 $12.995901 $12.028720	138,862.092 123,470.356 92,791.945 35,314.073	31,632.581 27,453.233 24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.636649 $11.643706 $11.208984 $10.000000	$12.548874 $11.636649 $11.643706 $11.208984	525,236.696 368,263.063 293,609.932 138,211.893	11,607.906 7,769.297 4.304 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.839875 $9.956305 $9.595288 $10.000000	$9.984156 $9.839875 $9.956305 $9.595288	1,337,423.821 957,268.026 552,968.936 146,080.294	197,584.875 116,806.127 74,055.305 30,156.996
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.338973 $12.665223 $11.842546 $10.000000	$14.394875 $13.338973 $12.665223 $11.842546	392,092.064 294,898.100 186,803.477 71,129.439	20,793.088 14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.022990 $13.023761 $11.943820 $10.000000	$14.314879 $13.022990 $13.023761 $11.943820	420,329.522 357,581.284 170,921.732 52,765.149	11,397.795 20,740.198 19,939.072 17,557.157

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.176872 $10.815068 $11.272124 $10.000000	$10.385062 $10.176872 $10.815068 $11.272124	208,072.831 163,772.248 114,327.791 16,463.971	15,365.966 10,557.027 10,509.620 8,788.363
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.997477 $12.092692 $11.118629 $10.000000	$12.688411 $11.997477 $12.092692 $11.118629	255,057.177 211,502.968 101,808.240 18,532.916	31,955.280 24,303.503 5,420.067 1,571.840
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.113758 $13.210576 $11.968514 $10.000000	$13.966380 $13.113758 $13.210576 $11.968514	492,381.196 426,751.229 311,539.859 100,871.307	56,078.329 41,522.119 28,934.053 12,693.008
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.627883 $12.985456 $12.388426 $10.000000	$13.972369 $12.627883 $12.985456 $12.388426	177,601.004 163,561.017 105,849.851 32,322.823	24,973.518 25,288.670 9,551.853 4,479.211
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.852103 $12.384321 $11.761540 $10.000000	$12.803346 $11.852103 $12.384321 $11.761540	124,980.079 112,986.456 71,885.942 35,644.269	5,749.821 11,039.005 4,860.226 7,281.608
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.795776 $11.091476 $10.699427 $10.000000	$11.299003 $10.795776 $11.091476 $10.699427	50,166.062 28,308.074 9,930.760 6,653.874	2,431.667 2,379.108 778.524 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.425007 $10.589984 $10.167870 $10.000000	$10.511182 $10.425007 $10.589984 $10.167870	1,296,566.839 1,080,862.218 623,127.531 268,509.728	100,139.594 70,004.737 32,762.921 14,090.541
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.699074 $9.810770 $9.923751 $10.000000	$9.588969 $9.699074 $9.810770 $9.923751	2,456,952.601 2,010,638.975 1,443,548.814 899,801.995	515,389.143 1,727,056.057 2,879,830.881 145,828.155
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.719621 $10.273798 $10.031013 $10.000000	$11.050257 $9.719621 $10.273798 $10.031013	365,057.050 264,491.006 130,725.778 46,472.543	25,867.811 15,260.354 10,356.867 7,044.338
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748859 $9.878951 $9.570072 $10.000000	$9.651190 $9.748859 $9.878951 $9.570072	1,335,371.499 697,521.847 609,174.753 520,275.110	192,665.510 120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748859 $9.878951 $9.570072 $10.000000	$9.651190 $9.748859 $9.878951 $9.570072	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.545989 $9.999685	$10.042113 $9.545989	4,928,074.845 1,413,126.571	473,940.331 96,829.920
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.235360 $10.580640 $10.498423 $10.000000	$10.554151 $10.235360 $10.580640 $10.498423	3,349,856.936 2,984,921.195 1,928,571.581 785,477.811	248,346.991 177,112.121 107,274.427 13,158.362
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.317279 $11.695770 $11.549567 $10.000000	$11.839475 $11.317279 $11.695770 $11.549567	81,192.541 94,099.758 36,543.476 2,468.009	10,602.006 7,185.573 1,571.040 5,258.281
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.819148 $11.227145 $11.085692 $10.000000	$11.364591 $10.819148 $11.227145 $11.085692	9,047,990.197 7,018,551.500 4,197,855.111 1,507,985.665	572,781.176 477,975.276 365,069.978 85,215.629

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.466234 $10.856149 $10.702435 $10.000000	$10.890701 $10.466234 $10.856149 $10.702435	20,600,851.837 19,562,323.435 16,886.380.920 5,462,160.802	1,314,864.912 1,229,185.209 1,106,523.523 400,013.153
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.235510 $12.870208 $11.630812 $10.000000	$13.860798 $12.235510 $12.870208 $11.630812	138,897.838 61,960.156 25,626.680 7,256.513	31,173.160 22,459.264 15,934.879 4,780.753
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.999057	$10.494991	43,869.130	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.513098 $10.766844 $10.714003 $10.000000	$10.867088 $10.513098 $10.766844 $10.714003	3,129,968.395 810,460.597 108,638.151 32,497.068	249,427.097 61,131.146 19,450.547 13,264.757
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.464171 $9.913106 $9.999055	$9.390991 $9.464171 $9.913106	2,448,449.410 1,453,971.420 76,379.514	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.464171 $10.263258	$9.390991 $9.464171	N/A	115,675.498 82,475.437
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.266777 $9.873176 $9.999055	$9.143803 $9.266777 $9.873176	2,684,953.898 2,064,832.775 92,576.759	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.266777 $10.253316	$9.143803 $9.266777	N/A	183,600.415 78,669.375
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.999057	$10.177835	388,732.490	3,180.765
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.999057	$10.247219	180,001.729	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.857672 $10.996952 $10.587385 $10.000000	$11.260647 $10.857672 $10.996952 $10.587385	7,742,824.084 6,200,833.238 4,320,865.703 1,969,138.867	850,758.710 640,436.437 431,236.557 150,960.379
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.097049 $10.303687 $9.199845 $10.000000	$10.023696 $10.097049 $10.303687 $9.199845	112,403.836 89,543.938 41,164.836 12,860.930	23,432.152 22,376.797 21,172.153 2,560.342
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.067158 $10.379348 $10.582852 $10.000000	$10.059488 $10.067158 $10.379348 $10.582852	2,765,579.377 2,481,388.175 1,482,653.871 545,902.099	246,354.672 218,118.771 166,273.306 46,261.476
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.598380 $11.718211 $10.993018 $10.000000	$11.938410 $11.598380 $11.718211 $10.993018	5,627,498.505 4,122,918.223 2,168,929.879 605,286.567	529,204.466 293,953.434 166,631.869 62,095.414
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.394925 $12.167048 $12.340009 $10.000000	$11.005500 $11.394925 $12.167048 $12.340009	121,166.295 98,052.610 64,211.374 28,463.664	8,956.409 9,836.012 7,724.044 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.010012 $13.665247 $12.590808 $10.000000	$14.556655 $15.010012 $13.665247 $12.590808	160,609.751 140,885.905 81,827.659 51,653.070	12,488.118 7,744.916 3,126.294 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.917483 $9.998717 $9.623381 $10.000000	$10.006379 $9.917483 $9.998717 $9.623381	1,682,104.879 1,210,251.369 655,763.289 199,980.549	186,538.031 115,642.878 78,068.408 5,642.241

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.067996 $13.266196 $11.774789 $10.000000	$14.355718 $13.067996 $13.266196 $11.774789	105,740.003 70,126.307 40,675.593 20,179.528	4,432.723 2,807.748 663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.721939 $13.258726 $11.663974 $10.000000	$14.372441 $12.721939 $13.258726 $11.663974	145,199.336 88,619.657 60,493.765 31,965.230	22,528.118 14,411.224 6,344.237 6,129.223
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.456119 $10.619703 $10.107747 $10.000000	$10.770135 $10.456119 $10.619703 $10.107747	9,385,638.157 7,927,091.042 4,822,103.114 1,755,876.651	643,280.579 522,078.436 357,122.600 83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.710585 $11.064219 $10.317071 $10.000000	$10.517546 $10.710585 $11.064219 $10.317071	12,807,077.887 11,210,930.239 5,553,032.401 1,731,470.954	746,852.539 757,872.315 428,082.204 170,898.767
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.020711 $11.486977 $10.741367 $10.000000	$10.787335 $11.020711 $11.486977 $10.741367	4,902,835.025 4,432,074.260 1,630,313.399 534,123.874	553,370.880 453,444.882 222,144.139 68,654.884
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.540233 $10.854242 $10.502044 $10.000000	$10.811064 $10.540233 $10.854242 $10.502044	44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935	3,206,106.038 2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.471975 $10.666439 $10.252434 $10.000000	$10.774463 $10.471975 $10.666439 $10.252434	4,450,403.887 3,706,354.630 2,724,971.946 875,220.175	491,911.299 379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.768739 $11.290100 $10.984499 $10.000000	$11.142987 $10.768739 $11.290100 $10.984499	15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904	4,405,868.528 3,221,577.455 1,422,137.997 312,077.531
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.139325 $11.645646 $10.903208 $10.000000	$11.470549 $11.139325 $11.645646 $10.903208	4,542,652.112 4,503,750.020 3,695,013.317 992,195.452	248,371.369 234,967.166 212,258.917 106,705.872
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.261621 $10.405556 $11.127981 $10.000000	$10.131037 $10.261621 $10.405556 $11.127981	155,959.303 140,136.619 66,623.112 22,301.612	27,841.382 11,797.477 10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.740648 $14.286806 $13.661415 $10.000000	$15.171617 $15.740648 $14.286806 $13.661415	100,597.238 52,384.127 37,151.629 17,726.290	8,250.140 5,912.973 3,776.684 1,728.342
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.744808 $11.888160 $10.883184 $10.000000	$12.497609 $11.744808 $11.888160 $10.883184	6,011,438.332 613,810.316 31,679.289 12,212.154	1,600,191.410 25,697.618 3,915.953 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.706968 $10.402812 $10.221398 $10.000000	$9.789562 $9.706968 $10.402812 $10.221398	41,236.934 32,355.653 11,466.650 2,592.569	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.744289 $11.152500 $10.462191 $10.000000	$11.193211 $10.744289 $11.152500 $10.462191	6,240,137.037 5,660,737.074 4,624,225.559 1,463,697.677	362,355.290 312,740.979 217,229.054 85,934.688

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.602192 $10.952289 $10.190054 $10.000000	$11.003018 $10.602192 $10.952289 $10.190054	3,000,803.860 2,187,278.834 828,513.026 318,136.507	163,296.900 107,219.573 55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.860289 $11.379196 $10.819034 $10.000000	$11.259471 $10.860289 $11.379196 $10.819034	2,958,312.185 2,104,820.788 1,025,743.646 399,652.809	369,246.132 299,063.857 150,111.168 52,959.279
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.751636 $9.813662 $9.514350 $10.000000	$9.878967 $9.751636 $9.813662 $9.514350	3,603,596.701 2,789,151.344 2,057,386.825 999,005.652	345,262.575 219,903.010 161,712.401 71,077.327
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.745946 $9.108264 $8.912553 $10.000000	$8.974997 $8.745946 $9.108264 $8.912553	1,197,959.560 992,524.423 634,739.686 245,406.237	93,302.852 69,326.131 45,705.119 11,790.081
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080716 $10.443870 $10.196963 $10.000000	$10.229619 $10.080716 $10.443870 $10.196963	2,529,250.172 2,516,500.446 1,956,366.926 986,485.934	180,744.514 164,805.083 100,636.795 34,113.523
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.175414 $11.012768 $10.792110 $10.000000	$10.257227 $10.175414 $11.012768 $10.792110	3,886,785.438 3,963,221.152 2,772,568.093 1,068,568.547	366,213.855 396,706.155 277,093.187 111,560.626
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.127307 $10.702212 $10.448174 $10.000000	$10.230394 $10.127307 $10.702212 $10.448174	9,953,491.562 10,469,253.134 9,739,945.304 3,730,758.901	679,650.913 688,579.617 551,094.701 253,611.218
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.146057 $12.631853 $12.177203 $10.000000	$14.505763 $12.146057 $12.631853 $12.177203	106,399.063 76,068.916 54,971.042 18,193.980	24,655.707 8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.679092 $13.545434 $12.896853 $10.000000	$15.010885 $13.679092 $13.545434 $12.896853	222,570.486 152,938.437 89,796.826 36,367.237	29,151.814 16,964.161 12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.572718 $12.956027 $11.941909 $10.000000	$13.234335 $12.572718 $12.956027 $11.941909	32,624.463 29,094.605 18,934.105 5,936.209	8,153.055 4,622.312 4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.526120 $10.538329 $11.266414 $10.000000	$10.485763 $10.526120 $10.538329 $11.266414	100,459.052 84,451.892 68,345.199 20,897.827	10,284.983 9,422.672 7,872.892 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.837347 $13.129488 $11.983201 $10.000000	$14.027132 $13.837347 $13.129488 $11.983201	99,262.203 37,981.151 21,928.432 2,268.861	12,491.758 5,988.011 2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.139271 $11.230363 $10.707426 $10.000000	$11.393112 $11.139271 $11.230363 $10.707426	65.214 64.277 811.084 0.000	0.000 0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.772544 $12.834412 $11.968644 $10.000000	$13.920262 $12.772544 $12.834412 $11.968644	22,176.585 13,887.680 14,624.499 2,369.962	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.406154 $11.498985 $11.152965 $10.000000	$12.208686 $11.406154 $11.498985 $11.152965	31,869.565 13,110.016 8,375.065 1,466.780	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.644934 $9.832499 $9.547280 $10.000000	$9.713438 $9.644934 $9.832499 $9.547280	16,226.527 13,550.909 11,256.709 1,815.406	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.074793 $12.507820 $11.783374 $10.000000	$14.004679 $13.074793 $12.507820 $11.783374	23,099.573 22,991.594 12,226.155 4,230.107	0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.765060 $12.861910 $11.884149 $10.000000	$13.926839 $12.765060 $12.861910 $11.884149	24,888.227 54,230.459 11,316.328 4,909.629	0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.975250 $10.680630 $11.215808 $10.000000	$10.103487 $9.975250 $10.680630 $11.215808	61,724.332 56,199.076 51,256.929 1,229.873	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.759851 $11.942380 $11.063047 $10.000000	$12.344444 $11.759851 $11.942380 $11.063047	48,464.130 36,914.394 14,364.577 1,997.869	0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.854041 $13.046409 $11.908722 $10.000000	$13.587771 $12.854041 $13.046409 $11.908722	20,147.049 20,848.664 14,462.604 1,992.978	0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.377761 $12.824063 $12.326543 $10.000000	$13.593573 $12.377761 $12.824063 $12.326543	21,374.080 3,557.511 5,679.638 2,736.118	0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.617339 $12.230390 $11.702776 $10.000000	$12.456220 $11.617339 $12.230390 $11.702776	15,789.843 16,984.649 9,025.567 886.819	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.581922 $10.953594 $10.645948 $10.000000	$10.992667 $10.581922 $10.953594 $10.645948	7,588.397 2,958.721 4,200.287 550.217	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.218494 $10.458333 $10.117028 $10.000000	$10.226195 $10.218494 $10.458333 $10.117028	15,478.177 15,634.474 16,357.190 3,239.238	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.506929 $9.688788 $9.874119 $10.000000	$9.328962 $9.506929 $9.688788 $9.874119	16,225.984 144,783.598 15,380.422 5,573.634	0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.527080 $10.146079 $9.980853 $10.000000	$10.750689 $9.527080 $10.146079 $9.980853	13,683.032 12,482.790 7,902.719 287.883	1,761.943 1,762.157 1,762.369 1,762.588

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.555726 $9.756112 $9.522193 $10.000000	$9.389497 $9.555726 $9.756112 $9.522193	29,344.458 9,279.552 6,050.282 2,022.228	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.555726 $9.756112 $9.522193 $10.000000	$9.389497 $9.555726 $9.756112 $9.522193	7,342.455 21,495.267 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.498051 $9.999480	$9.917245 $9.498051	59,336.296 4,255.608	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.032590 $10.449099 $10.445939 $10.000000	$10.267999 $10.032590 $10.449099 $10.445939	18,591.073 17,918.589 10,973.040 1,519.090	0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.093105 $11.550401 $11.491860 $10.000000	$11.518496 $11.093105 $11.550401 $11.491860	44,233.208 44,956.410 31,917.221 2,392.175	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.604829 $11.087576 $10.648942 $10.000000	$11.056483 $10.604829 $10.721200 $10.648942	415,923.412 328,686.896 251,113.564 173,290.957	9,250.590 10,482.944 10,710.281 13,241.008
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.258913 $10.721200 $11.030283 $10.000000	$10.595439 $10.258913 $11.087576 $11.030283	237,748.293 221,914.899 235,001.326 85,646.318	669.141 1,727.549 10,044.063 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.993179 $12.710268 $11.572700 $10.000000	$13.485080 $11.993179 $12.710268 $11.572700	49,913.703 77,072.382 60,730.462 2,624.079	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.433489	1,293.016	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.304844 $10.633000 $10.660455 $10.000000	$10.572469 $10.304844 $10.633000 $10.660455	29,862.884 19,659.610 21,409.004 11,363.560	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.383040 $9.902116 $9.998439	$9.241117 $9.383040 $9.902116	44,543.920 43,359.222 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.383040 $10.226444	$9.241117 $9.383040	N/A	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.187326 $9.862222 $9.998439	$8.997858 $9.187326 $9.862222	1,729.897 12,388.665 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.187326 $10.216529	$8.997858 $9.187326	N/A	0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.118180	2,915.905	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.187153	5,135.445	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.642594 $10.860255 $10.534462 $10.000000	$10.955354 $10.642594 $10.860255 $10.534462	78,983.422 60,781.056 43,907.891 9,529.686	8,862.451 9,076.293 9,284.186 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.897032 $10.175588 $9.153815 $10.000000	$9.751973 $9.897032 $10.175588 $9.153815	7,248.894 7,355.846 3,859.222 204.168	628.050 628.126 628.202 628.281

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.867739 $10.250325 $10.529969 $10.000000	$9.786759 $9.867739 $10.250325 $10.529969	20,261.118 19,199.829 5,371.619 3,903.920	8,960.425 12,568.084 9,386.223 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.368647 $11.572559 $10.938069 $10.000000	$11.614754 $11.368647 $11.572559 $10.938069	59,166.221 49,816.031 32,783.435 6,600.572	0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.169203 $12.015839 $12.278394 $10.000000	$10.707096 $11.169203 $12.015839 $12.278394	2,036.373 10,483.945 9,494.094 3,585.144	0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.712773 $13.495430 $12.527909 $10.000000	$14.162075 $14.712773 $13.495430 $12.527909	11,541.849 11,886.641 8,448.449 846.776	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.721015 $9.874394 $9.575240 $10.000000	$9.735073 $9.721015 $9.874394 $9.575240	14,549.395 5,104.349 5,252.076 1,005.136	2,365.589 2,365.876 2,366.161 2,366.456
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.809199 $13.101339 $11.715964 $10.000000	$13.966599 $12.809199 $13.101339 $11.715964	72,049.553 2,150.606 7,061.914 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.469993 $13.093960 $11.605686 $10.000000	$13.982875 $12.469993 $13.093960 $11.605686	17,391.410 28,333.408 15,708.208 3,547.942	525.443 525.507 525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.248971 $10.487665 $10.057197 $10.000000	$10.478119 $10.248971 $10.487665 $10.057197	43,842.958 40,711.532 32,100.578 35,485.172	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.498420 $10.926676 $10.265484 $10.000000	$10.232375 $10.498420 $10.926676 $10.265484	136,166.917 115,317.084 59,980.890 25,530.491	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.802412 $11.344192 $10.687674 $10.000000	$10.494866 $10.802412 $11.344192 $10.687674	9,680.316 6,960.974 3,479.643 1,438.175	0.000 1,602.369 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331440 $10.719311 $10.449534 $10.000000	$10.517948 $10.331440 $10.719311 $10.449534	115,510.004 132,776.958 134,939.596 66,841.118	765.794 770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.264536 $10.533842 $10.201181 $10.000000	$10.482347 $10.264536 $10.533842 $10.201181	10,782.479 12,276.695 11,369.144 3,755.106	0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.555422 $11.149760 $10.929605 $10.000000	$10.840879 $10.555422 $11.149760 $10.929605	54,429.895 154,862.404 322,858.268 282,854.970	0.000 1,621.142 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.918676 $11.500897 $10.848708 $10.000000	$11.159568 $10.918676 $11.500897 $10.848708	99,337.135 104,387.475 123,894.119 31,497.804	0.000 0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.058348 $10.276225 $11.072399 $10.000000	$9.856364 $10.058348 $10.276225 $11.072399	59,282.425 76,411.278 53,613.106 2,797.604	2,214.417 2,214.685 2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.429000 $14.109322 $13.593218 $10.000000	$14.760433 $15.429000 $14.109322 $13.593218	11,395.656 10,874.295 9,517.292 1,952.504	500.149 500.209 500.269 500.331
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.512194 $11.740407 $10.828798 $10.000000	$12.158821 $11.512194 $11.740407 $10.828798	223,355.809 1,333.858 1,378.199 1,040.155	1,109.560 1,109.694 1,109.828 1,109.966
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.531472 $11.013876 $10.409893 $10.000000	$10.889772 $10.531472 $11.013876 $10.409893	102,519.460 90,093.825 81,603.570 43,359.072	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.392183 $10.816153 $10.139103 $10.000000	$10.704716 $10.392183 $10.816153 $10.139103	15,688.425 16,990.580 11,043.253 2,180.229	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.645176 $11.237755 $10.764954 $10.000000	$10.954225 $10.645176 $11.237755 $10.764954	45,913.541 282,128.339 14,290.073 556.157	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.558465 $9.691647 $9.466752 $10.000000	$9.611129 $9.558465 $9.691647 $9.466752	139,061.994 185,477.046 194,889.381 32,790.324	1,201.061 1,201.207 1,201.352 1,201.501
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.572621 $8.994968 $8.867938 $10.000000	$8.731587 $8.572621 $8.994968 $8.867938	8,848.154 9,352.760 11,661.024 8,649.772	620.458 620.533 620.608 620.685
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.881016 $10.314031 $10.145981 $10.000000	$9.952261 $9.881016 $10.314031 $10.145981	15,437.709 18,840.103 3,811.316 2,514.838	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.973829 $10.875866 $10.738168 $10.000000	$9.979113 $9.973829 $10.875866 $10.738168	30,835.310 34,509.771 223,746.841 9,775.439	8,675.011 8,884.706 9,088.615 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.926665 $10.569164 $10.395937 $10.000000	$9.952995 $9.926665 $10.569164 $10.395937	35,735.642 37,220.373 51,906.971 38,791.540	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.905464 $12.474849 $12.116373 $10.000000	$14.112515 $11.905464 $12.474849 $12.116373	4,517.108 5,021.213 8,091.209 2,146.864	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.408199 $13.377124 $12.832468 $10.000000	$14.603993 $13.408199 $13.377124 $12.832468	22,327.009 17,139.038 12,381.004 2,921.469	501.201 501.262 501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.323705 $12.795018 $11.882254 $10.000000	$12.875567 $12.323705 $12.795018 $11.882254	34,287.345 2,116.624 871.220 0.000	0.000 0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.317588 $10.407336 $11.210143 $10.000000	$10.201465 $10.317588 $10.407336 $11.210143	965.898 51,701.581 50,593.389 935.393	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.563320 $12.966311 $11.923333 $10.000000	$13.646902 $13.563320 $12.966311 $11.923333	1,940.648 44,400.705 48,163.289 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243720 $11.296085 $10.732499 $10.000000	$11.540175 $11.243720 $11.296085 $10.732499	2,741.431 12,807.200 5,553.633 2,156.303	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.892265 $12.909499 $11.996639 $10.000000	$14.099849 $12.892265 $12.909499 $11.996639	22,548.836 14,252.584 7,935.036 4,707.190	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.513188 $11.566317 $11.179081 $10.000000	$12.366315 $11.513188 $11.566317 $11.179081	168,926.868 137,520.798 89,492.556 52,330.532	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.735457 $9.890107 $9.569654 $10.000000	$9.838869 $9.735457 $9.890107 $9.569654	89,728.456 87,723.434 32,949.609 5,569.473	12,396.673 10,468.592 5,395.728 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.197463 $12.581044 $11.810950 $10.000000	$14.185476 $13.197463 $12.581044 $11.810950	51,111.871 63,421.328 29,999.823 9,822.023	289.216 294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.884838 $12.937215 $11.911959 $10.000000	$14.106650 $12.884838 $12.937215 $11.911959	75,598.188 56,946.575 43,576.593 17,099.440	287.440 289.454 291.339 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.068886 $10.743192 $11.242065 $10.000000	$10.233969 $10.068886 $10.743192 $11.242065	49,936.372 51,991.508 17,623.802 6,137.813	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.870091 $12.012257 $11.088942 $10.000000	$12.503722 $11.870091 $12.012257 $11.088942	87,329.922 97,150.074 45,266.437 6,173.877	308.532 310.695 312.718 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.974545 $13.122735 $11.936588 $10.000000	$13.763096 $12.974545 $13.122735 $11.936588	73,112.039 52,470.617 15,545.543 4,030.545	1,011.318 1,132.759 758.999 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.493814 $12.899104 $12.355386 $10.000000	$13.768988 $12.493814 $12.899104 $12.355386	16,577.710 21,509.127 7,244.043 3,171.412	325.610 385.102 385.162 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.726267 $12.301966 $11.730167 $10.000000	$12.616969 $11.726267 $12.301966 $11.730167	23,909.182 10,415.388 4,087.661 1,989.725	0.000 0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.681140 $11.017704 $10.670871 $10.000000	$11.134549 $10.681140 $11.017704 $10.670871	2,020.197 2,414.591 0.000 0.000	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.314323 $10.519547 $10.140718 $10.000000	$10.358183 $10.314323 $10.519547 $10.140718	13,208.582 9,903.208 14,852.396 9,430.201	1,235.062 1,222.035 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.596085 $9.745501 $9.897251 $10.000000	$9.449371 $9.596085 $9.745501 $9.897251	179,750.093 267,977.491 177,829.583 57,870.277	70,911.698 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.616416 $10.205471 $10.004232 $10.000000	$10.889413 $9.616416 $10.205471 $10.004232	156,238.618 29,729.935 16,132.074 84,301.392	2,222.810 2,780.558 3,183.280 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.645334 $9.813221 $9.544504 $10.000000	$9.510672 $9.645334 $9.813221 $9.544504	56,371.016 54,507.681 21,000.087 4,015.540	585.419 660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.645334 $9.813221 $9.544504 $10.000000	$9.510672 $9.645334 $9.813221 $9.544504	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.520377 $9.999575	$9.975299 $9.520377	64,295.601 13,296.823	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.126669 $10.510264 $10.470392 $10.000000	$10.400509 $10.126669 $10.510264 $10.470392	176,370.578 169,174.858 88,596.478 22,048.721	1,129.945 3,139.988 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.197108 $11.617978 $11.518746 $10.000000	$11.667122 $11.197108 $11.617978 $11.518746	18,886.927 15,933.930 483.900 146.083	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.704255 $11.152466 $11.056109 $10.000000	$11.199156 $10.704255 $11.152466 $11.056109	158,958.680 131,727.992 127,852.270 77,657.082	35,210.815 35,832.760 36,394.358 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.355097 $10.783940 $10.673869 $10.000000	$10.732155 $10.355097 $10.783940 $10.673869	433,109.054 457,959.874 410,630.463 132,252.082	3,569.883 4,088.988 1,022.259 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.105616 $12.784634 $11.599780 $10.000000	$13.659064 $12.105616 $12.784634 $11.599780	15,159.692 50,522.740 9,753.405 1,392.000	669.243 777.331 777.453 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.997730	$10.462139	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.401473 $10.695234 $10.685410 $10.000000	$10.708906 $10.401473 $10.695234 $10.685410	134,567.914 76,694.189 43,812.597 5,265.608	1,987.534 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.420789 $9.907237 $9.998726	$9.310733 $9.420789 $9.907237	49,166.076 22,238.265 3,635.599	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.420789 $10.243593	$9.310733 $9.420789	N/A	0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.224296 $9.867326 $9.998726	$9.065662 $9.224296 $9.867326	27,486.758 21,892.041 808.923	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.224296 $10.233669	$9.065662 $9.224296	N/A	0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.145964	67,475.295	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.215127	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.742386 $10.923812 $10.559125 $10.000000	$11.096738 $10.742386 $10.923812 $10.559125	170,766.879 145,456.744 109,425.734 30,702.750	7,984.069 8,445.328 6,677.203 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.989838 $10.235148 $9.175268 $10.000000	$9.877808 $9.989838 $10.235148 $9.175268	15,595.888 20,495.349 16,043.348 2,015.854	979.249 1,193.880 1,216.213 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.960266 $10.310315 $10.554614 $10.000000	$9.913060 $9.960266 $10.310315 $10.554614	60,360.153 73,111.496 53,256.851 31,673.43	574.131 556.287 242.067 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.475244 $11.640283 $10.963675 $10.000000	$11.764634 $11.475244 $11.640283 $10.963675	136,626.769 92,080.294 120,296.791 19,062.820	12,330.354 7,372.080 3,414.034 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.273923 $12.086135 $12.307103 $10.000000	$10.845268 $11.273923 $12.086135 $12.307103	6,109.114 5,627.325 3,678.608 329.927	189.288 178.016 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.850690 $13.574386 $12.557212 $10.000000	$14.344791 $14.850690 $13.574386 $12.557212	14,929.452 5,671.512 552.452 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.812179 $9.932205 $9.597673 $10.000000	$9.860706 $9.812179 $9.932205 $9.597673	99,726.426 106,918.268 38,124.746 5,378.683	8,694.268 10,410.415 9,610.275 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.929273 $13.177987 $11.743375 $10.000000	$14.146793 $12.929273 $13.177987 $11.743375	9,342.680 10,064.606 9,530.887 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.586881 $13.170557 $11.632849 $10.000000	$14.163268 $12.586881 $13.170557 $11.632849	43,903.665 23,323.909 7,403.883 156.987	0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345073 $10.549045 $10.080743 $10.000000	$10.613339 $10.345073 $10.549045 $10.080743	186,613.713 183,539.037 104,355.949 66,087.751	11,644.093 9,888.293 3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.596853 $10.990632 $10.289523 $10.000000	$10.364433 $10.596853 $10.990632 $10.289523	214,027.261 218,299.567 149,717.012 27,869.605	6,530.695 4,858.697 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.903712 $11.410590 $10.712700 $10.000000	$10.630326 $10.903712 $11.410590 $10.712700	89,877.823 76,613.626 100,166.539 39,877.094	2,653.203 858.953 1,047.496 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428317 $10.782050 $10.474011 $10.000000	$10.653678 $10.428317 $10.782050 $10.474011	910,891.536 949,981.197 756,398.166 324,141.525	18,240.221 14,994.955 6,004.898 967.149
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.360784 $10.595495 $10.225070 $10.000000	$10.617622 $10.360784 $10.595495 $10.225070	229,174.584 205,998.456 161,988.229 37,130.072	1,752.968 3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.654401 $11.215008 $10.955190 $10.000000	$10.980787 $10.654401 $11.215008 $10.955190	623,328.688 584,338.294 355,693.450 110,614.547	7,048.273 799.486 149,063.309 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.021035 $11.568193 $10.874107 $10.000000	$11.303557 $11.021035 $11.568193 $10.874107	117,475.359 108,779.796 124,778.925 37,368.919	0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.152656 $10.336362 $11.098302 $10.000000	$9.983555 $10.152656 $10.336362 $11.098302	18,297.854 23,280.131 6,939.289 903.481	0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.573594 $14.191846 $13.625003 $10.000000	$14.950833 $15.573594 $14.191846 $13.625003	10,211.334 5,984.069 393.752 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.620118 $11.809098 $10.854138 $10.000000	$12.315698 $11.620118 $11.809098 $10.854138	147,317.771 29,516.202 5,327.031 2,974.733	0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.623585 $10.354805 $10.215014 $10.000000	$9.666834 $9.623585 $10.354805 $10.215014	8,399.518 11,223.868 5,964.134 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.630220 $11.078331 $10.434264 $10.000000	$11.030293 $10.630220 $11.078331 $10.434264	166,131.972 146,988.935 116,215.786 41,882.250	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.489611 $10.879444 $10.162845 $10.000000	$10.842840 $10.489611 $10.879444 $10.162845	93,465.257 75,831.021 43,398.269 13,289.079	6,955.768 589.586 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.744969 $11.303506 $10.790157 $10.000000	$11.095568 $10.744969 $11.303506 $10.790157	121,192.585 65,287.162 64,301.331 12,497.564	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.648092 $9.748372 $9.488936 $10.000000	$9.735160 $9.648092 $9.748372 $9.488936	179,133.609 334,930.695 78,988.610 40,575.761	12,598.937 13,904.078 6,251.694 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.653038 $9.047631 $8.888722 $10.000000	$8.844304 $8.653038 $9.047631 $8.888722	34,229.119 30,022.819 29,546.822 3,909.024	1,612.076 1,727.072 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.973675 $10.374400 $10.169739 $10.000000	$10.080708 $9.973675 $10.374400 $10.169739	139,727.715 187,854.028 113,636.988 21,828.140	16,076.958 18,655.091 18,585.263 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.067354 $10.939516 $10.763305 $10.000000	$10.107891 $10.067354 $10.939516 $10.763305	98,205.322 120,935.491 181,838.536 109,908.889	4,020.407 4,315.964 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.019770 $10.631028 $10.420282 $10.000000	$10.081462 $10.019770 $10.631028 $10.420282	181,160.733 203,350.620 448,470.986 260,344.268	949.986 958.015 962.450 971.503
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.017108 $12.547857 $12.144720 $10.000000	$14.294641 $12.017108 $12.547857 $12.144720	23,135.367 8,966.611 4,027.812 2,464.500	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.533883 $13.455383 $12.862470 $10.000000	$14.792423 $13.533883 $13.455383 $12.862470	33,204.216 34,626.149 4,739.599 2,044.119	0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.439251 $12.869880 $11.910049 $10.000000	$13.041728 $12.439251 $12.869880 $11.910049	257.730 378.394 193.601 198.556	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.414353 $10.468245 $11.236370 $10.000000	$10.333137 $10.414353 $10.468245 $11.236370	4,974.538 4,396.490 4,225.344 417.455	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.690475 $13.042186 $11.951240 $10.000000	$13.822992 $13.690475 $13.042186 $11.951240	9,902.225 18,278.127 813.825 814.652	0.000 0.000 0.000 0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.154150 $11.239736 $10.711007 $10.000000	$11.414028 $11.154150 $11.239736 $10.711007	36,296.988 38,774.667 32,982.190 23,950.748	2,681.622 4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.789581 $12.845122 $11.972638 $10.000000	$13.945752 $12.789581 $12.845122 $11.972638	152,267.824 160,443.699 151,531.231 30,535.530	48,460.093 45,730.028 48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.421386 $11.508571 $11.156691 $10.000000	$12.231100 $11.421386 $11.508571 $11.156691	590,660.929 557,101.706 467,645.277 124,246.861	5,975.301 9,451.664 5,922.102 4,991.738
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.657794 $9.840701 $9.550465 $10.000000	$9.731249 $9.657794 $9.840701 $9.550465	328,182.100 336,145.838 273,898.421 68,273.201	39,686.120 44,083.958 38,552.809 14,989.456
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.092247 $12.518255 $11.787317 $10.000000	$14.030392 $13.092247 $12.518255 $11.787317	444,935.154 368,233.744 199,745.633 61,268.689	75,560.671 69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.782103 $12.872635 $11.888121 $10.000000	$13.952421 $12.782103 $12.872635 $11.888121	693,870.342 646,618.326 456,920.276 130,249.623	23,405.783 19,840.651 14,488.554 8,566.638

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.988567 $10.689533 $11.219555 $10.000000	$10.122025 $9.988567 $10.689533 $11.219555	296,832.160 280,693.682 169,039.393 32,094.277	80,498.891 79,056.314 75,437.299 8,491.946
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.775555 $11.952351 $11.066747 $10.000000	$12.367062 $11.775555 $11.952351 $11.066747	206,713.838 191,456.929 147,271.196 25,153.215	9,318.948 10,357.981 13,453.705 1,847.105
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.871210 $13.057295 $11.912701 $10.000000	$13.612683 $12.871210 $13.057295 $11.912701	537,849.388 523,199.437 304,049.444 81,347.031	93,387.443 94,588.123 87,394.017 25,699.180
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.394293 $12.834781 $12.330676 $10.000000	$13.618496 $12.394293 $12.834781 $12.330676	257,223.618 219,097.441 206,195.744 83,753.785	49,173.722 44,531.236 34,411.038 13,532.459
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.632854 $12.240598 $11.706687 $10.000000	$12.479053 $11.632854 $12.240598 $11.706687	180,780.575 178,766.989 123,245.933 49,713.463	18,914.206 13,016.198 8,908.250 5,504.695
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.596048 $10.962738 $10.649503 $10.000000	$11.012849 $10.596048 $10.962738 $10.649503	33,736.458 39,974.074 37,745.862 9,092.358	908.425 952.221 960.284 732.635
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.232148 $10.467068 $10.120413 $10.000000	$10.244944 $10.232148 $10.467068 $10.120413	306,650.679 336,477.596 149,814.109 87,419.820	85,655.987 113,440.933 105,763.039 29,544.161
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.519630 $9.696876 $9.877422 $10.000000	$9.346067 $9.519630 $9.696876 $9.877422	518,229.971 333,425.732 479,584.358 398,611.180	115,811.529 29,952.964 24,837.700 95,562.423
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.539785 $10.154538 $9.984180 $10.000000	$10.770381 $9.539785 $10.154538 $9.984180	372,498.550 307,625.670 294,977.180 195,118.293	16,268.541 20,226.528 2,053.186 15,287.601
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	411,332.623 351,939.959 416,100.039 152,068.066	16,149.363 12,871.488 50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	337,464.720 323,564.669 45,378.206 0.000	478,652.537 375,370.469 56,762.344 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.501238 $9.999493	$9.925511 $9.501238	438,505.663 103,968.948	76,511.841 43,301.801
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.045997 $10.457830 $10.449437 $10.000000	$10.286836 $10.045997 $10.457830 $10.449437	556,190.158 539,950.936 489,159.798 112,218.837	61,821.830 63,812.675 58,005.134 31,598.773
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.107903 $11.560026 $11.495701 $10.000000	$11.539582 $11.107903 $11.560026 $11.495701	145,138.043 147,706.178 117,552.744 19,084.184	27,791.560 4,182.492 214.319 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.618972 $11.096827 $11.033969 $10.000000	$11.076736 $10.618972 $11.096827 $11.033969	2,824,898.682 2,978,798.721 2,336,345.737 885,183.766	370,632.160 395,239.177 333,872.109 218,920.095

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.272607 $10.730141 $10.652493 $10.000000	$10.614849 $10.272607 $10.730141 $10.652493	4,212,692.245 4,537,222.835 4,547,958.554 1,812,160.186	414,106.794 414,447.113 428,534.264 157,873.589
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.009190 $12.720876 $11.576563 $10.000000	$13.509790 $12.009190 $12.720876 $11.576563	158,113.687 173,919.348 100,807.294 34,318.997	21,766.591 23,186.239 23,603.245 6,453.372
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.437566	13,790.532	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318589 $10.641864 $10.664010 $10.000000	$10.591830 $10.318589 $10.641864 $10.664010	893,420.819 641,333.221 414,574.278 152,124.030	181,332.847 161,307.416 173,629.067 27,743.504
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.388423 $9.902841 $9.998480	$9.251011 $9.388423 $9.902841	213,634.578 158,136.200 4,250.019	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.388423 $10.228890	$9.251011 $9.388423	N/A	10,954.437 1,351.212
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.192601 $9.862946 $9.998480	$9.007495 $9.192601 $9.862946	368,540.425 392,075.205 17,663.371	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.192601 $10.218976	$9.007495 $9.192601	N/A	16,619.908 30,672.289
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.122115	29,792.686	16,935.535
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.191125	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.656801 $10.869310 $10.537980 $10.000000	$10.975426 $10.656801 $10.869310 $10.537980	1,610,649.691 1,644,846.465 1,484,483.311 622,413.183	165,703.256 177,324.025 132,269.972 67,683.110
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.910229 $10.184071 $9.156876 $10.000000	$9.769816 $9.910229 $10.184071 $9.156876	172,181.624 180,201.055 131,337.396 41,240.898	86,212.350 89,396.367 88,911.436 16,648.378
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.880917 $10.258883 $10.533491 $10.000000	$9.804695 $9.880917 $10.258883 $10.533491	784,382.375 891,155.155 611,357.354 265,879.539	293,289.895 298,712.997 175,770.666 55,898.626
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.383838 $11.582224 $10.941727 $10.000000	$11.636059 $11.383838 $11.582224 $10.941727	1,479,847.465 1,336,940.830 730,541.910 283,387.831	183,503.267 150,647.483 103,780.502 55,481.023
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.184105 $12.025854 $12.282490 $10.000000	$10.726709 $11.184105 $12.025854 $12.282490	60,150.171 71,423.580 50,751.746 25,495.762	33,033.523 34,653.585 34,595.793 10,760.839
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.732426 $13.506693 $12.532091 $10.000000	$14.188028 $14.732426 $13.506693 $12.532091	172,965.403 138,703.909 63,988.103 29,068.706	5,104.702 5,774.351 7,161.315 224.468
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.733985 $9.882637 $9.578442 $10.000000	$9.752899 $9.733985 $9.882637 $9.578442	404,410.283 356,338.164 249,919.458 75,650.356	56,679.803 43,044.476 34,878.879 8,737.666

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.826282 $13.112257 $11.719868 $10.000000	$13.992167 $12.826282 $13.112257 $11.719868	133,310.241 122,790.919 119,833.474 106,018.564	45,278.170 62,335.484 80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.486620 $13.104874 $11.609569 $10.000000	$14.008471 $12.486620 $13.104874 $11.609569	299,110.256 273,711.033 191,132.350 64,552.937	84,952.190 66,706.739 69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.262666 $10.496420 $10.060561 $10.000000	$10.497339 $10.262666 $10.496420 $10.060561	1,611,550.399 1,536,007.541 1,100,174.502 591,414.118	128,715.629 130,866.803 124,206.970 49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.512445 $10.935810 $10.268922 $10.000000	$10.251137 $10.512445 $10.935810 $10.268922	1,907,085.697 1,734,729.547 1,171,194.793 505,160.442	159,838.955 203,611.401 203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.816840 $11.353665 $10.691252 $10.000000	$10.514106 $10.816840 $11.353665 $10.691252	1,539,685.735 1,725,348.621 1,048,124.518 464,201.951	444,880.675 413,289.245 210,760.230 30,827.475
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345237 $10.728264 $10.453037 $10.000000	$10.537220 $10.345237 $10.728264 $10.453037	5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711	648,392.356 736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.278238 $10.542635 $10.204584 $10.000000	$10.501545 $10.278238 $10.542635 $10.204584	573,813.629 595,022.369 456,655.384 140,874.387	70,424.600 73,851.263 50,359.526 20,431.164
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.569519 $11.159064 $10.933258 $10.000000	$10.860752 $10.569519 $11.159064 $10.933258	3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721	765,687.520 796,806.671 951,079.397 450,363.944
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.933243 $11.510485 $10.852328 $10.000000	$11.180007 $10.933243 $11.510485 $10.852328	998,721.027 1,042,284.137 969,212.473 339,896.373	109,702.192 115,882.560 125,950.825 16,136.459
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.071777 $10.284791 $11.076094 $10.000000	$9.874429 $10.071777 $10.284791 $11.076094	201,358.961 225,639.976 133,864.494 55,617.989	20,589.681 21,136.268 17,333.970 6,627.012
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.449590 $14.121087 $13.597759 $10.000000	$14.787467 $15.449590 $14.121087 $13.597759	43,795.921 53,733.185 32,194.273 9,347.744	7,264.446 7,749.636 6,489.707 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.527559 $11.750201 $10.832406 $10.000000	$12.181103 $11.527559 $11.750201 $10.832406	1,222,006.379 214,416.312 35,764.905 2,925.072	210,712.390 2,942.118 2,533.218 7.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.545529 $11.023068 $10.413369 $10.000000	$10.909723 $10.545529 $11.023068 $10.413369	1,212,579.781 1,104,503.163 1,111,493.247 447,863.188	125,724.529 72,926.658 65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.406055 $10.825170 $10.142494 $10.000000	$10.724327 $10.406055 $10.825170 $10.142494	268,052.240 216,520.881 197,003.768 63,851.665	34,896.609 14,784.489 14,755.873 5,853.786

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.659382 $11.247124 $10.768556 $10.000000	$10.974285 $10.659382 $11.247124 $10.768556	701,685.294 939,184.275 361,640.186 126,163.176	104,238.197 281,353.122 61,063.250 27,524.767
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.571222 $9.699736 $9.469916 $10.000000	$9.628744 $9.571222 $9.699736 $9.469916	877,052.902 855,911.939 695,135.185 406,244.058	179,600.327 150,519.160 137,904.954 44,220.768
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.584091 $9.002487 $8.870906 $10.000000	$8.747617 $8.584091 $9.002487 $8.870906	315,828.949 300,321.392 262,887.081 94,596.042	27,792.018 28,559.207 31,462.937 16,760.130
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.894194 $10.322630 $10.149364 $10.000000	$9.970486 $9.894194 $10.322630 $10.149364	253,863.733 270,923.798 220,958.529 145,292.804	36,209.741 41,751.028 45,720.281 19,152.741
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987134 $10.884932 $10.741760 $10.000000	$9.997379 $9.987134 $10.884932 $10.741760	1,349,737.774 1,471,942.755 1,624,608.196 556,119.893	516,905.159 575,410.723 483,253.655 201,574.461
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.939946 $10.577994 $10.399412 $10.000000	$9.971254 $9.939946 $10.577994 $10.399412	1,822,392.721 1,928,301.761 1,810,558.628 969,298.909	225,645.497 230,832.097 249,831.161 193,081.112
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.921370 $12.485262 $12.120421 $10.000000	$14.138380 $11.921370 $12.485262 $12.120421	174,257.031 133,590.169 93,338.730 36,267.066	37,363.813 34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.426091 $13.388277 $12.836738 $10.000000	$14.630748 $13.426091 $13.388277 $12.836738	251,818.788 244,212.580 209,993.651 76,374.754	63,848.804 57,911.681 57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.340155 $12.805686 $11.886217 $10.000000	$12.899171 $12.340155 $12.805686 $11.886217	41,464.006 49,820.000 29,753.079 17,600.467	18,471.343 18,286.272 21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331375 $10.416026 $11.213892 $10.000000	$10.220167 $10.331375 $10.416026 $11.213892	76,417.141 71,351.315 56,231.083 10,364.029	23,633.717 24,793.661 27,907.096 10,715.341
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.581429 $12.977138 $11.927318 $10.000000	$13.671914 $13.581429 $12.977138 $11.927318	97,923.113 108,455.891 71,042.619 35,679.078	19,004.724 17,288.377 18,539.715 8,665.049

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	30,280.470 35,106.933 9,290.371 3,341.657	916.926 916.991 917.060 316.419
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.909472 $12.920273 $12.000655 $10.000000	$14.125713 $12.909472 $12.920273 $12.000655	50,654.867 55,108.672 42,593.715 21,856.165	0.000 0.000 0.000 0.000

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	256,528.386 129,429.028 95,272.296 40,691.480	2,412.170 891.519 891.586 306.167
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748383 $9.898318 $9.572853 $10.000000	$9.856862 $9.748383 $9.898318 $9.572853	512,677.522 404,826.804 267,683.874 48,244.062	3,869.977 3,894.901 2,074.498 1,747.509
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	111,703.967 102,363.806 59,543.877 28,219.573	843.916 843.975 844.039 292.644
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	167,258.437 180,983.619 140,755.081 79,993.089	3,396.859 1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.082239 $10.752102 $11.245813 $10.000000	$10.252663 $10.082239 $10.752102 $11.245813	93,863.642 62,230.205 43,496.061 24,943.959	893.454 893.517 893.584 306.855
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	111,343.243 106,706.324 126,709.755 98,079.100	51.506 1,332.808 43.027 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.991871 $13.133689 $11.940572 $10.000000	$13.788364 $12.991871 $13.133689 $11.940572	76,826.234 73,398.074 33,327.644 10,840.127	4,554.938 8,405.314 3,996.322 874,845
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.510483 $12.909862 $12.359513 $10.000000	$13.794257 $12.510483 $12.909862 $12.359513	72,320.811 79,593.785 58,450.028 35,108.203	4,364.502 6,303.126 2,230.758 565.913
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.741933 $12.312232 $11.734088 $10.000000	$12.640148 $11.741933 $12.312232 $11.734088	15,256.906 16,383.539 7,080.418 2,394.411	2,678.119 2,641.685 2,184.583 592.605
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.695419 $11.026900 $10.674440 $10.000000	$11.154969 $10.695419 $11.026900 $10.674440	4,921.799 3,420.804 2,728.542 14.971	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.328089 $10.528328 $10.144110 $10.000000	$10.377187 $10.328089 $10.528328 $10.144110	333,998.457 316,221.857 233,040.756 105,114.053	34,620.010 49,708.571 38,716.121 2,202.988
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	626,376.121 707,102.360 484,704.900 384,089.323	37,098.281 69,487.436 177,092.938 20,842.924
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.629248 $10.213968 $10.007569 $10.000000	$10.909402 $9.629248 $10.213968 $10.007569	171,246.263 149,640.900 99,577.778 454,433.033	0.000 2,544.566 1,743.794 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	301,656.634 267,110.460 229,240.493 118,019.127	8,061.509 222,803.237 3,810.112 12,938.796

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	1,538,083.138 312,767.949	41,719.140 29,954.489
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.140218 $10.519054 $10.473903 $10.000000	$10.419628 $10.140218 $10.519054 $10.473903	1,094,806.862 1,159,925.012 621,632.024 285,473.261	25,948.682 77,128.335 28,961.841 36,537.062
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.212077 $11.627700 $11.522602 $10.000000	$11.688562 $11.212077 $11.627700 $11.522602	68,597.209 49,792.778 29,903.644 18,915.919	536.502 545.879 542.513 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.718558 $11.161786 $11.059804 $10.000000	$11.219717 $10.718558 $11.161786 $11.059804	4,335,761.945 4,571,391.860 3,683,756.801 1,764,489.987	226,066.033 228,939.774 198,981.466 129,102.681
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.368927 $10.792938 $10.677437 $10.000000	$10.751867 $10.368927 $10.792938 $10.677437	7,579,996.726 7,996,618.555 7,757,462.638 3,258,183.934	440,299.391 390,159.713 327,030.171 113,366.040
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	100,809.586 102,379.804 24,158.172 3,449.318	2,091.537 4,816.818 4,238.242 1,452.199
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	2,206.028	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	642,459.808 271,892.069 107,725.203 83,325.946	16,879.171 9,834.841 5,868.073 4,642.464
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.426201 $9.907970 $9.998767	$9.320727 $9.426201 $9.907970	407,788.914 550,476.747 26,175.188	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.426201 $10.246046	$9.320727 $9.426201	N/A	25,819.971 1,697.702
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.229595 $9.868054 $9.998767	$9.075395 $9.229595 $9.868054	609,745.076 682,135.407 27,999.912	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.229595 $10.236118	$9.075395 $9.229595	N/A	8,686.007 5,545.949
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	121,401.258	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.756731 $10.932929 $10.562653 $10.000000	$11.117111 $10.756731 $10.932929 $10.562653	2,625,133.628 2,567,035.293 2,300,269.186 968,809.271	146,573.925 140,032.535 86,264.053 24,968.725
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	41,809.349 40,772.499 28,645.858 15,048.486	13,702.573 13,181.159 3,004.891 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.973576 $10.318920 $10.558141 $10.000000	$9.931274 $9.973576 $10.318920 $10.558141	986,976.222 1,050,457.986 761,558.633 253,806.662	81,981.965 75,913.435 55,046.121 18,175.270

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.490564 $11.650000 $10.967341 $10.000000	$11.786229 $11.490564 $11.650000 $10.967341	2,044,531.267 1,739,313.614 922,108.414 278,846.205	38,232.629 32,193.046 30,327.463 13,008.480
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	26,356.163 23,615.654 16,288.672 3,643.075	2,245.743 1,273.012 1,181.460 1,176.849
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.870510 $13.585709 $12.561405 $10.000000	$14.371129 $14.870510 $13.585709 $12.561405	37,002.240 18,106.338 10,443.257 6,832.618	4,692.741 4,493.731 3,834.095 3,834.403
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.825274 $9.940491 $9.600889 $10.000000	$9.878813 $9.825274 $9.940491 $9.600889	388,177.948 377,916.004 132,289.095 58,277.786	15,079.019 12,284.602 9,244.612 11,182.491
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.946539 $13.188990 $11.747303 $10.000000	$14.172754 $12.946539 $13.188990 $11.747303	20,762.439 18,990.152 14,794.869 9,473.375	2,873.329 205.933 218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.603680 $13.181537 $11.636728 $10.000000	$14.189258 $12.603680 $13.181537 $11.636728	47,384.756 48,363.104 13,718.975 8,222.901	1,318.761 549.767 41.054 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.358900 $10.557858 $10.084125 $10.000000	$10.632847 $10.358900 $10.557858 $10.084125	2,772,824.326 2,408,546.059 1,901,607.683 902,505.293	227,977.717 217,695.101 86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611010 $10.999811 $10.292971 $10.000000	$10.383466 $10.611010 $10.999811 $10.292971	3,482,149.355 3,721,268.972 2,858,440.096 1,039,380.138	211,333.233 197,075.933 85,117.563 28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.918254 $11.420103 $10.716280 $10.000000	$10.649820 $10.918254 $11.420103 $10.716280	1,540,714.791 1,704,301.320 932,814.082 287,278.458	108,036.703 541,698.274 193,592.776 35,401.322
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	14,581,221.436 15,477,858.340 12,187,086.846 4,153,049.354	1,679,383.988 1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	1,387,815.352 1,360,515.031 1,051,554.155 472,504.182	141,875.895 53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830	1,043,001.393 447,757.940 324,414.451 167,039.670
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.035764 $11.577846 $10.877738 $10.000000	$11.324315 $11.035764 $11.577846 $10.877738	1,864,708.854 1,929,846.523 1,665,112.584 554,239.451	23,922.336 25,021.088 20,412.190 5,877.135
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	67,721.082 74,501.988 22,115.469 6,050.885	4,405.566 4,113.192 1,140.702 854.495

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.594387 $14.203680 $13.629550 $10.000000	$14.978293 $15.594387 $14.203680 $13.629550	52,228.770 40,030.272 11,736.698 4,582.366	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.635637 $11.818958 $10.857766 $10.000000	$12.338317 $11.635637 $11.818958 $10.857766	1,159,220.190 398,952.963 8,754.652 4,677.660	21,801.894 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.633965 $10.360804 $10.215816 $10.000000	$9.682095 $9.633965 $10.360804 $10.215816	15,165.693 13,126.121 10,589.140 911.781	1,398.069 349.435 342.550 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.644395 $11.087561 $10.437749 $10.000000	$11.050530 $10.644395 $11.087561 $10.437749	2,115,462.311 2,102,701.415 1,940,470.405 663,747.387	84,050.103 67,099.524 61,722.504 24,930.676
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.503608 $10.888512 $10.166237 $10.000000	$10.862731 $10.503608 $10.888512 $10.166237	705,263.163 618,552.961 338,376.125 154,285.485	31,372.066 69,155.878 63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.759327 $11.312946 $10.793759 $10.000000	$11.115939 $10.759327 $11.312946 $10.793759	830,044.729 843,911.685 519,383.356 187,171.655	27,553.848 44,310.096 27,410.601 16,589.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660981 $9.756515 $9.492111 $10.000000	$9.753044 $9.660981 $9.756515 $9.492111	852,612.512 867,471.453 638,582.276 256,632.708	68,890.316 68,790.581 39,757.580 25,569.173
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.664600 $9.055195 $8.891705 $10.000000	$8.860548 $8.664600 $9.055195 $8.891705	303,566.230 650,343.983 657,388.039 83,161.041	26,921.862 26,524.004 15,586.804 1,280.881
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987000 $10.383067 $10.173136 $10.000000	$10.099222 $9.987000 $10.383067 $10.173136	827,658.493 910,953.463 756,495.092 288,617.052	61,917.221 72,630.512 52,964.041 32,302.207
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080796 $10.948638 $10.766901 $10.000000	$10.126448 $10.080796 $10.948638 $10.766901	1,756,415.677 2,027,413.251 1,738,537.855 757,546.998	128,927.876 132,069.528 91,965.309 24,812.146
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.033147 $10.639903 $10.423761 $10.000000	$10.099967 $10.033147 $10.639903 $10.423761	3,554,789.443 3,801,333.872 3,743,686.079 1,640,171.897	120,679.287 163,912.016 152,397.945 33,291.767
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.033157 $12.558326 $12.148774 $10.000000	$14.320881 $12.033157 $12.558326 $12.148774	45,179.348 50,676.286 22,176.975 13,338.672	603.184 1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	77,359.197 74,762.460 33,870.139 17,070.291	7,516.759 6,730.362 3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.455840 $12.880606 $11.914030 $10.000000	$13.065637 $12.455840 $12.880606 $11.914030	36,531.161 35,446.170 532.878 557.189	656.952 663.886 381.096 0.000

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	51,878.380 48,969.630 1,634.284 0.000	1,053.376 1,014.790 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.708735 $13.053061 $11.955227 $10.000000	$13.848351 $13.708735 $13.053061 $11.955227	32,649.136 27,846.539 20,269.017 2,683.729	3,787.096 3,787.389 3,787.673 3,787.978
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.154150 $11.239736 $10.711007 $10.000000	$11.414028 $11.154150 $11.239736 $10.711007	9,434.104 9,840.782 9,000.968 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.789581 $12.845122 $11.972638 $10.000000	$13.945752 $12.789581 $12.845122 $11.972638	48,425.764 43,397.324 14,836.998 3,032.105	11,935.628 10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.421386 $11.508571 $11.156691 $10.000000	$12.231100 $11.421386 $11.508571 $11.156691	125,375.141 136,584.843 124,625.235 75,409.507	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.657794 $9.840701 $9.550465 $10.000000	$9.731249 $9.657794 $9.840701 $9.550465	285,189.211 193,074.605 72,895.435 27,207.388	17,468.143 18,732.238 18,830.797 1,231.452
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.092247 $12.518255 $11.787317 $10.000000	$14.030392 $13.092247 $12.518255 $11.787317	139,497.602 117,311.767 73,729.957 7,390.560	3,236.846 1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.782103 $12.872635 $11.888121 $10.000000	$13.952421 $12.782103 $12.872635 $11.888121	92,678.715 78,410.554 47,941.594 4,060.769	8,139.617 8,140.468 8,141.349 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.988567 $10.689533 $11.219555 $10.000000	$10.122025 $9.988567 $10.689533 $11.219555	70,342.309 60,278.897 48,336.863 3,967.271	5,567.923 6,070.271 17,696.639 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.775555 $11.952351 $11.066747 $10.000000	$12.367062 $11.775555 $11.952351 $11.066747	31,843.099 26,660.378 18,827.809 8,454.234	8,377.809 8,409.996 1,481.933 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.871210 $13.057295 $11.912701 $10.000000	$13.612683 $12.871210 $13.057295 $11.912701	84,361.938 71,779.179 48,597.327 5,426.899	8,726.561 9,406.280 25,555.544 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.394293 $12.834781 $12.330676 $10.000000	$13.618496 $12.394293 $12.834781 $12.330676	47,695.387 40,626.973 22,654.386 5,679.391	12,728.765 10,152.838 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.632854 $12.240598 $11.706687 $10.000000	$12.479053 $11.632854 $12.240598 $11.706687	15,630.870 19,247.083 19,252.996 4,447.118	0.000 0.000 6,583.318 0.000

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.596048 $10.962738 $10.649503 $10.000000	$11.012849 $10.596048 $10.962738 $10.649503	19,590.967 19,915.633 4,503.139 1,379.793	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.232148 $10.467068 $10.120413 $10.000000	$10.244944 $10.232148 $10.467068 $10.120413	203,889.737 205,005.248 133,988.797 61,980.123	33,079.269 11,119.765 9,747.559 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.519630 $9.696876 $9.877422 $10.000000	$9.346067 $9.519630 $9.696876 $9.877422	243,890.953 277,759.711 396,217.631 90,198.082	12,677.178 5,687.306 41,382.544 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.539785 $10.154538 $9.984180 $10.000000	$10.770381 $9.539785 $10.154538 $9.984180	82,113.651 75,318.584 57,029.035 17,471.857	0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	46,527.727 89,228.355 95,314.411 210,089.217	17,411.343 93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	111,829.738 110,429.233 0.000 0.000	27,645.527 25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.501238 $9.999493	$9.925511 $9.501238	150,444.478 57,566.766	22,323.135 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.045997 $10.457830 $10.449437 $10.000000	$10.286836 $10.045997 $10.457830 $10.449437	215,068.562 204,440.725 100,902.847 54,400.588	18,674.231 21,906.547 11,831.855 1,153.454
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.107903 $11.560026 $11.495701 $10.000000	$11.539582 $11.107903 $11.560026 $11.495701	69,773.871 68,150.375 39,466.046 10,332.616	2,018.197 2,064.966 2,027.424 2,020.947
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.618972 $11.096827 $11.033969 $10.000000	$11.076736 $10.618972 $11.096827 $11.033969	1,111,646.403 892,504.923 649,493.804 322,040.388	124,429.338 85,400.703 86,361.056 25,615.689
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.272607 $10.730141 $10.652493 $10.000000	$10.614849 $10.272607 $10.730141 $10.652493	1,262,054.074 1,241,819.585 1,191,094.465 574,590.373	220,057.385 196,587.091 187,247.240 64,108.488
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.009190 $12.720876 $11.576563 $10.000000	$13.509790 $12.009190 $12.720876 $11.576563	71,574.028 65,792.181 25,568.190 2,148.970	16,423.660 12,251.595 4,000.694 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.437566	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318589 $10.641864 $10.664010 $10.000000	$10.591830 $10.318589 $10.641864 $10.664010	186,312.011 118,330.320 55,897.666 7,586.979	16,223.661 15,368.222 19,367.446 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.388423 $9.902841 $9.998480	$9.251011 $9.388423 $9.902841	220,112.383 152,554.505 7,071.562	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.388423 $10.228890	$9.251011 $9.388423	N/A	0.000 0.000

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.192601 $9.862946 $9.998480	$9.007495 $9.192601 $9.862946	259,166.216 177,327.067 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.192601 $10.218976	$9.007495 $9.192601	N/A	1,093.065 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.122115	16,786.788	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.191125	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.656801 $10.869310 $10.537980 $10.000000	$10.975426 $10.656801 $10.869310 $10.537980	817,126.762 742,044.014 646,604.816 214,649.401	40,850.734 32,297.872 26,566.895 11,340.714
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.910229 $10.184071 $9.156876 $10.000000	$9.769816 $9.910229 $10.184071 $9.156876	72,602.687 67,593.245 55,759.507 11,426.843	1,274.972 1,275.456 1,275.957 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.880917 $10.258883 $10.533491 $10.000000	$9.804695 $9.880917 $10.258883 $10.533491	540,456.270 532,227.237 288,975.249 121,399.558	11,252.536 11,123.569 9,521.307 5,713.512
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.383838 $11.582224 $10.941727 $10.000000	$11.636059 $11.383838 $11.582224 $10.941727	484,456.783 472,225.046 305,553.448 151,816.419	42,591.605 13,352.016 13,506.541 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.184105 $12.025854 $12.282490 $10.000000	$10.726709 $11.184105 $12.025854 $12.282490	28,807.094 23,234.471 10,292.833 1,753.473	6,597.840 7,189.010 11,873.757 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.732426 $13.506693 $12.532091 $10.000000	$14.188028 $14.732426 $13.506693 $12.532091	56,026.291 56,769.404 22,183.400 1,511.133	12,919.510 14,549.413 6,918.076 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.733985 $9.882637 $9.578442 $10.000000	$9.752899 $9.733985 $9.882637 $9.578442	181,032.708 122,096.810 77,361.468 36,806.110	22,248.021 22,838.395 17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.826282 $13.112257 $11.719868 $10.000000	$13.992167 $12.826282 $13.112257 $11.719868	32,282.391 30,166.608 21,009.886 9,743.777	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.486620 $13.104874 $11.609569 $10.000000	$14.008471 $12.486620 $13.104874 $11.609569	77,306.783 80,374.625 26,566.340 6,008.446	15,270.734 14,690.235 12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.262666 $10.496420 $10.060561 $10.000000	$10.497339 $10.262666 $10.496420 $10.060561	611,146.504 597,510.595 379,177.812 205,582.055	43,460.649 47,763.893 46,725.205 18,426.011
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.512445 $10.935810 $10.268922 $10.000000	$10.251137 $10.512445 $10.935810 $10.268922	691,282.088 624,828.066 426,931.812 153,557.869	12,320.894 15,246.698 14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.816840 $11.353665 $10.691252 $10.000000	$10.514106 $10.816840 $11.353665 $10.691252	670,552.391 618,824.904 375,317.508 152,318.000	26,055.595 26,185.285 18,833.699 4,682.708

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345237 $10.728264 $10.453037 $10.000000	$10.537220 $10.345237 $10.728264 $10.453037	1,882,202.749 1,933,811.807 1,381,841.447 493,178.589	204,974.696 218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.278238 $10.542635 $10.204584 $10.000000	$10.501545 $10.278238 $10.542635 $10.204584	435,801.824 434,904.196 341,982.745 149,500.111	19,385.552 21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.569519 $11.159064 $10.933258 $10.000000	$10.860752 $10.569519 $11.159064 $10.933258	1,263,569.815 1,282,251.974 1,124,097.518 526,666.776	349,166.994 393,437.249 474,131.875 309,942.162
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.933243 $11.510485 $10.852328 $10.000000	$11.180007 $10.933243 $11.510485 $10.852328	498,316.360 483,794.985 419,353.970 176,352.356	16,820.597 16,732.627 17,503.478 5,103.611
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.071777 $10.284791 $11.076094 $10.000000	$9.874429 $10.071777 $10.284791 $11.076094	98,735.657 96,008.022 71,917.815 22,044.900	15,848.513 14,528.836 553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.449590 $14.121087 $13.597759 $10.000000	$14.787467 $15.449590 $14.121087 $13.597759	30,192.931 22,164.920 17,616.386 2,073.137	1,471.965 750.608 826.178 879.797
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.527559 $11.750201 $10.832406 $10.000000	$12.181103 $11.527559 $11.750201 $10.832406	210,887.523 47,375.614 16,397.468 10,051.989	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.545529 $11.023068 $10.413369 $10.000000	$10.909723 $10.545529 $11.023068 $10.413369	360,410.492 312,284.902 277,947.180 85,136.975	13,789.068 20,353.834 23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.406055 $10.825170 $10.142494 $10.000000	$10.724327 $10.406055 $10.825170 $10.142494	166,367.544 158,176.841 77,364.845 28,996.096	17,531.828 12,514.219 10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.659382 $11.247124 $10.768556 $10.000000	$10.974285 $10.659382 $11.247124 $10.768556	385,794.852 355,011.373 184,636.573 81,578.800	17,863.044 9,850.662 4,362.675 2,338.169
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.571222 $9.699736 $9.469916 $10.000000	$9.628744 $9.571222 $9.699736 $9.469916	331,994.542 256,226.179 189,805.930 101,190.096	90,297.440 54,207.755 51,072.335 9,257.141
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.584091 $9.002487 $8.870906 $10.000000	$8.747617 $8.584091 $9.002487 $8.870906	113,674.059 107,995.743 86,578.965 112,955.236	23,719.117 20,470.668 20,321.950 6,885.940
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.894194 $10.322630 $10.149364 $10.000000	$9.970486 $9.894194 $10.322630 $10.149364	186,675.566 163,020.741 121,293.408 68,183.031	18,115.055 18,056.313 18,089.026 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987134 $10.884932 $10.741760 $10.000000	$9.997379 $9.987134 $10.884932 $10.741760	681,736.758 644,693.354 438,730.559 181,462.867	35,027.533 37,930.233 39,976.124 14,012.207

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.939946 $10.577994 $10.399412 $10.000000	$9.971254 $9.939946 $10.577994 $10.399412	953,081.447 980,712.262 830,633.242 261,775.976	72,758.748 75,759.598 70,449.193 20,302.256
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.921370 $12.485262 $12.120421 $10.000000	$14.138380 $11.921370 $12.485262 $12.120421	41,587.288 44,061.410 20,777.098 8,039.206	6,804.281 6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.426091 $13.388277 $12.836738 $10.000000	$14.630748 $13.426091 $13.388277 $12.836738	98,804.639 87,568.387 56,661.441 8,070.959	11,633.314 10,526.726 6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.340155 $12.805686 $11.886217 $10.000000	$12.899171 $12.340155 $12.805686 $11.886217	37,093.795 40,053.801 17,942.765 6,508.897	0.000 0.000 7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331375 $10.416026 $11.213892 $10.000000	$10.220167 $10.331375 $10.416026 $11.213892	12,670.888 8,997.585 5,841.191 0.000	570.623 552.408 548.753 514.886
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.581429 $12.977138 $11.927318 $10.000000	$13.671914 $13.581429 $12.977138 $11.927318	70,976.762 59,368.306 40,316.323 3,649.583	13,370.947 13,615.598 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	3,173.549 3,854.136 5,712.878 2,961.832	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.909472 $12.920273 $12.000655 $10.000000	$14.125713 $12.909472 $12.920273 $12.000655	13,222.252 11,596.999 7,292.741 5,060.065	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	39,097.399 42,887.643 27,674.658 5,460.791	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748383 $9.898318 $9.572853 $10.000000	$9.856862 $9.748383 $9.898318 $9.572853	227,990.382 173,890.808 144,000.792 20,894.979	9,326.981 9,318.354 5,769.458 4,937.603
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	21,217.469 19,646.958 16,705.093 5,605.280	7,052.161 2,808.820 2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	47,054.070 53,371.657 25,761.866 2,342.830	10,603.031 6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.082239 $10.752102 $11.245813 $10.000000	$10.252663 $10.082239 $10.752102 $11.245813	28,857.342 37,311.146 13,850.687 4,393.718	2,999.251 2,783.824 2,593.533 1,087.418

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	36,287.441 38,368.522 27,202.761 787.780	1,432.437 1,432.564 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.991871 $13.133689 $11.940572 $10.000000	$13.788364 $12.991871 $13.133689 $11.940572	59,810.170 70,207.323 40,929.381 2,648.529	1,298.030 1,298.145 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.510483 $12.909861 $12.359513 $10.000000	$13.794257 $12.510483 $12.909862 $12.359513	31,514.374 27,524.821 17,024.895 6,157.133	5,721.750 1,297.454 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.741933 $12.312232 $11.734088 $10.000000	$12.640148 $11.741933 $12.312232 $11.734088	20,872.593 7,672.671 2,322.768 329.048	2,731.025 2,731.268 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.695419 $11.026900 $10.674440 $10.000000	$11.154969 $10.695419 $11.026900 $10.674440	1,742.727 8,158.155 0.000 0.000	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.328089 $10.528328 $10.144110 $10.000000	$10.377187 $10.328089 $10.528328 $10.144110	164,638.220 150,120.668 77,646.183 43,283.804	1,699.395 1,713.314 1,139.108 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	439,922.723 280,150.191 225,841.736 165,630.010	11,479.840 14,445.096 47,232.910 5,372.471
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.629248 $10.213968 $10.007569 $10.000000	$10.909402 $9.629248 $10.213968 $10.007569	420,200.431 424,777.954 359,921.125 159,376.034	232.717 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	119,606.397 132,788.810 97,541.816 64,588.028	31,106.091 175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	294,753.096 154,755.213	19,169.112 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.140218 $10.519054 $10.473903 $10.000000	$10.419628 $10.140218 $10.519054 $10.473903	274,089.829 298,760.640 221,121.841 114,533.582	6,444.371 6,446.225 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.212077 $11.627700 $11.522602 $10.000000	$11.688562 $11.212077 $11.627700 $11.522602	12,850.680 13,999.512 8,897.914 5,858.719	2,222.094 2,354.765 2,548.395 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.718558 $11.161786 $11.059804 $10.000000	$11.219717 $10.718558 $11,161786 $11.059804	734,739.428 663,103.276 473,947.903 175,051.481	35,200.153 47,077.128 21,954.236 3,902.179
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.368927 $10.792938 $10.677437 $10.000000	$10.751867 $10.368927 $10.792938 $10.677437	1,753,022.352 1,750,782.475 1,553,880.178 580,743.752	27,975.783 28,690.952 29,312.407 15,506.739

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	28,400.164 17,505.163 26,922.556 1,618.992	2,923.173 3,037.201 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	207,182.216 94,909.792 34,490.769 5,947.822	14,400.859 3,458.811 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.426201 $9.907970 $9.998767	$9.320727 $9.426201 $9.907970	302,019.777 204,704.722 208.956	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.426201 $10.246046	$9.320727 $9.426201	N/A	2,976.118 1,100.787
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.229595 $9.868054 $9.998767	$9.075395 $9.229595 $9.868054	298,195.539 255,817.826 8,648.691	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.229595 $10.236118	$9.075395 $9.229595	N/A	485.970 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	21,045.597	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	789.832	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.756731 $10.932929 $10.562653 $10.000000	$11.117111 $10.756731 $10.932929 $10.562653	896,637.676 791,918.911 575,485.283 182,959.852	32,393.126 30,150.214 38,773.744 20,631.907
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	45,051.426 37,615.367 12,732.147 2,807.881	4,773.092 2,628.568 1,651.335 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.973576 $10.318920 $10.558141 $10.000000	$9.931274 $9.973576 $10.318920 $10.558141	381,742.680 381,359.339 221,985.373 98,470.425	31,909.961 36,002.009 17,780.847 3,107.740
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.490564 $11.650000 $10.967341 $10.000000	$11.786229 $11.490564 $11.650000 $10.967341	564,688.514 549,245.018 293,151.516 136,034.029	124,834.748 67,018.505 7,893.999 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	7,348.457 3,851.557 1,233.186 2,596.771	919.705 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.870510 $13.585709 $12.561405 $10.000000	$14.371129 $14.870510 $13.585709 $12.561405	40,436.435 74,367.030 2,945.908 3,295.572	48.200 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.825274 $9.940491 $9.600889 $10.000000	$9.878813 $9.825274 $9.940491 $9.600889	185,331.545 107,436.937 76,749.293 27,513.051	10,658.494 8,927.230 4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.946539 $13.188990 $11.747303 $10.000000	$14.172754 $12.946539 $13.188990 $11.747303	25,731.864 8,182.746 2,074.721 0.000	726.310 0.000 0.000 0.000

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.603680 $13.181537 $11.636728 $10.000000	$14.189258 $12.603680 $13.181537 $11.636728	46,504.640 27,815.391 20,951.676 2,471.024	2,372.616 2,318.462 2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.358900 $10.557858 $10.084125 $10.000000	$10.632847 $10.358900 $10.557858 $10.084125	671,159.966 551,226.440 297,449.461 152,872.006	84,776.266 79,092.881 51,744.671 6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611010 $10.999811 $10.292971 $10.000000	$10.383466 $10.611010 $10.999811 $10.292971	945,729.337 873,993.923 533,914.082 262,180.810	68,998.581 69,468.896 61,442.162 1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.918254 $11.420103 $10.716280 $10.000000	$10.649820 $10.918254 $11.420103 $10.716280	579,628.401 546,489.290 251,893.282 68,616.863	42,457.527 42,866.914 15,107.729 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	2,332,844.715 2,328,082.359 1,646,991.494 405,855.260	171,863.094 167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	526,017.691 539,455.465 428,411.367 298,286.411	21,139.483 22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	1,544,060.322 1,570,746.346 1,260,467.572 386,346.006	146,194.092 151,303.992 92,786.203 28,550.047
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.035764 $11.577846 $10.877738 $10.000000	$11.324315 $11.035764 $11.577846 $10.877738	405,524.681 359,257.297 290,232.767 89,652.002	1,514.309 14,128.861 2,986.240 260.599
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	27,792.406 19,272.819 14,411.718 902.411	2,544.300 2,289.919 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.594387 $14.203680 $13.629550 $10.000000	$14.978293 $15.594387 $14.203680 $13.629550	24,736.536 32,460.757 15,492.823 13,726.551	3,019.165 2,341.804 2,463.820 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.635637 $11.818958 $10.857766 $10.000000	$12.338317 $11.635637 $11.818958 $10.857766	216,723.254 42,572.329 8,176.799 624.471	108,821.329 17,644.862 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.633965 $10.360804 $10.215816 $10.000000	$9.682095 $9.633965 $10.360804 $10.215816	1,409.642 97.291 85.504 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.644395 $11.087561 $10.437749 $10.000000	$11.050530 $10.644395 $11.087561 $10.437749	462,335.315 431,214.773 321,799.270 82,776.931	41,785.613 35,565.096 33,245.659 4,630.669
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.503608 $10.888512 $10.166237 $10.000000	$10.862731 $10.503608 $10.888512 $10.166237	360,843.462 336,818.586 106,443.342 28,507.539	19,378.255 6,687.646 5,559.718 5,596.475

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.759327 $11.312946 $10.793759 $10.000000	$11.115939 $10.759327 $11.312946 $10.793759	365,568.926 332,175.236 175,250.569 71,227.478	47,096.518 34,320.763 4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660981 $9.756515 $9.492111 $10.000000	$9.753044 $9.660981 $9.756515 $9.492111	400,252.985 343,365.880 199,029.260 51,271.286	15,230.371 13,091.647 1,600.884 265.059
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.664600 $9.055195 $8.891705 $10.000000	$8.860548 $8.664600 $9.055195 $8.891705	207,140.394 187,472.048 74,383.514 19,115.452	10,504.752 10,660.721 5,109.053 279.969
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987000 $10.383067 $10.173136 $10.000000	$10.099222 $9.987000 $10.383067 $10.173136	286,824.907 246,177.585 153,383.211 52,488.177	2,585.567 2,649.666 1,859.273 377.148
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080796 $10.948638 $10.766901 $10.000000	$10.126448 $10.080796 $10.948638 $10.766901	543,987.752 540,104.273 416,605.109 132,560.522	66,037.489 59,036.437 73,431.287 12,321.160
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.033147 $10.639903 $10.423761 $10.000000	$10.099967 $10.033147 $10.639903 $10.423761	891,431.770 889,317.117 792,280.900 380,104.083	41,817.755 42,527.308 39,215.668 4,700.921
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.033157 $12.558326 $12.148774 $10.000000	$14.320881 $12.033157 $12.558326 $12.148774	29,713.242 45,127.295 12,120.022 0.000	3,825.711 2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	26,886.634 24,179.915 17,924.395 11,818.614	2,196.281 2,158.403 2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.455840 $12.880606 $11.914030 $10.000000	$13.065637 $12.455840 $12.880606 $11.914030	1,035.796 1,076.790 2,080.534 2,317.261	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	8,608.636 29,318.727 1,195.579 0.000	969.459 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.708735 $13.053061 $11.955227 $10.000000	$13.848351 $13.708735 $13.053061 $11.955227	9,148.504 10,689.182 4,947.493 0.000	6,318.613 1,306.023 1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective November 30, 2016, GE Investments Total Return Fund was renamed State Street Total Return V.I.S. Fund.
(4)	Effective December 16, 2016, TA Voya Mid Cap Opportunities was merged into TA Janus Mid-Cap Growth.
(5)	Effective December 16, 2016, TA Voya Limited Maturity Bond was merged into TA JPMorgan Core Bond.
(6)	Effective December 5, 2016, TA Systematic Small/Mid Cap Value was renamed TA Small/Mid Cap Value.
The TA International Equity Index, TA Madison Diversified Income and TA U.S. Equity Index had not commenced operation as of December 31, 2016, therefore, comparable data is not available.

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	Multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055*0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 95%
SATT =105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered futher the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING EXAMPLES
The following demonstrates, on a purely hypothetical basis, the rebalancing mechanics of this guaranteed lifetime withdrawal benefit. The investment restrictions, rider fee percentages and withdrawal percentages for your rider may vary from the percentages used below.
Rebalancing Examples
The following examples assume the initial premium allocations listed in the table below, which we assume satisfy the premium investment requirements provided in the Rate Sheet Prospectus Supplement.
Investment Option Allocations:	Initial Premium Allocations	Initial Premium Allocation Percentages
Stable Account	$ 20,000	20%
Select Investment Option Fund A	$ 13,000	13%
Select Investment Option Fund B	$ 13,000	13%
Select Investment Option Fund C	$ 4,000	4%
Total Select Investment Options	$ 30,000	30%
Flexible Investment Option Fund A	$ 14,000	14%
Flexible Investment Option Fund B	$ 14,000	14%
Flexible Investment Option Fund C	$ 22,000	22%
Total Flexible Investment Options	$ 50,000	50%
Total Investments	$100,000	100%
Example 1: Calculation at rider issue for the rebalance allocations:
The Stable Account portion of the Policy Value is not included in the quarterly Rebalance, therefore the rebalancing allocation percentages are calculated by multiplying the initial premium allocation percentages for the Select Investment Options and Flexible Investment Options by a ratio. The ratio is calculated by taking 100%, divided by 100% less the Stable Account premium allocation percentage. The ratio for this example would be 100% / (100% - 20%) = 1.25.
Investment Option Allocations:	Initial Allocations	Initial Allocation Percentages	Rebalancing Allocation Percentages
Stable Account	$ 20,000	20%	N/A
Total Select Investment Options	$ 30,000	30%	37.5%
Total Flexible Investment Options	$ 50,000	50%	62.5%
Total Investments	$100,000	100%	100%
Whole percentages are required for the rebalancing percentages and must sum up to equal 100%. To satisfy this requirement and ensure the rebalancing allocation requirement is met for each of the investment options, the sum of the Select Investment Options rebalancing percentage is rounded to the nearest whole percent (hereafter referred to as Select Rebalance Total) but no less than the minimum allocation for rebalance. The Select Rebalance Total is deducted from 100% to get the Total Flexible Investment Options rebalancing percentage (hereafter referred to as Flexible Rebalance Total). The Select Rebalance Total and Flexible Rebalance Total percentages are the end result which will be achieved by the quarterly Rebalance.

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING
EXAMPLES —  (Continued)
Table 1:
Investment Option Allocations:	Unrounded Rebalancing Percentages	Rounded Rebalancing Percentages
Stable Account	N/A	N/A
Total Select Investment Options	37.5%	38% (1)
Total Flexible Investment Options	62.5%	62% (2)
Total Investments	100%	100%
(1)Select Rebalance Total
(2)Flexible Rebalance Total
We apply the same ratio and rounding to each individual investment option chosen and sum up the total Select and total Flexible Investment Options separately. The totals are compared to Select Rebalance Total and Flexible Rebalance Total to determine where any adjustments need to be made. In the example below, adjustments will need to be made to the Select Investment Options to bring the total percentage up to 38% and the Flexible Investment Options down to 62%, per the result from Table 1.
Table 2:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	16%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	37%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	28%
Total Flexible Investment Options	$ 50,000	50%
Total Investments	$100,000	100%	101%
To get the total Select Investment Options rebalancing percent to equal 38%, we must add 1% to one of the funds. Any adjustments will first be made equally to the fund(s) with the greatest allocation. If there are multiple funds with the greatest allocation and the adjustments cannot be divided equally, we will adjust in alphabetical order the fund(s) with the greatest allocation. In the example below, we made the adjustment to the Select Investment Option Fund A.
To get the total Flexible Investment Options rebalancing percent to equal 62%, we must subtract 2% from one or more funds. Since there is only one fund with the greatest allocation, we have made the adjustment to the Flexible Investment Option Fund C.

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING
EXAMPLES —  (Continued)
Table 3:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	17%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	38%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	26%
Total Flexible Investment Options	$ 50,000	50%	62%
Total Investments	$100,000	100%	100%
Example 2: Calculation for first quarter rebalance:
At the end of the first Rider Quarter, assume that the investment options have the following values:
Table 4:
Investment Option Allocations:	Allocation Amounts before Rebalance	Allocation Percentage of rebalancing funds Prior to Rebalance
Stable Account	$20,050	N/A
Select Investment Option Fund A	$ 13,090	17%
Select Investment Option Fund B	$ 11,550	15%
Select Investment Option Fund C	$ 3,850	5%
Total Select Investment Options	$28,490	37%
Flexible Investment Option Fund A	$ 13,090	17%
Flexible Investment Option Fund B	$ 14,630	19%
Flexible Investment Option Fund C	$ 20,790	27%
Total Flexible Investment Options	$48,510	63%
Total Investments	$97,050	100%
The result of the Rebalance back to the rebalancing percentages from Table 3 is:

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING
EXAMPLES —  (Continued)
Table 5:
Investment Option Allocations:	Allocation amounts after Rebalance	Allocation of Rebalancing after Rebalance	Allocation of Policy Value Rebalance
Stable Account	$20,050	N/A	21%
Select Investment Option Fund A	$ 13,090	17%	13%
Select Investment Option Fund B	$ 12,320	16%	13%
Select Investment Option Fund C	$ 3,850	5%	4%
Total Select Investment Options	$29,260	38%	30%
Flexible Investment Option Fund A	$ 13,860	18%	14%
Flexible Investment Option Fund B	$ 13,860	18%	14%
Flexible Investment Option Fund C	$ 20,020	26%	21%
Total Flexible Investment Options	$47,740	62%	49%
Total Investments	$97,050	100%	100%
This rebalancing process will continue on a quarterly basis while this rider is in force.

APPENDIX
Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Transamerica Income Edge rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Transamerica Income Edge rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$		$$100,000	$ 6,000
1	$102,000	$	$		$$100,000	$ 6,000
1	$105,060	$	$		$$100,000	$ 6,000
1	$107,161	$	$		$$100,000	$ 6,000
1	$110,376	$	$		$$100,000	$ 6,000
1	$112,584	$	$		$$100,000	$ 6,000
1	$115,961	$	$		$$100,000	$ 6,000
1	$118,280	$	$		$$100,000	$ 6,000
1	$121,829	$	$		$$100,000	$ 6,000
1	$124,265	$	$		$$100,000	$ 6,000
1	$120,537	$	$		$$100,000	$ 6,000
1	$115,716	$	$		$$100,000	$ 6,000
1	$109,930	$	$		$$109,930	$ 6,596
2	$112,129	$	$		$$109,930	$ 6,596
2	$115,492	$	$		$$109,930	$ 6,596
2	$117,802	$	$		$$109,930	$ 6,596
2	$121,336	$	$		$$109,930	$ 6,596
2	$124,976	$	$		$$109,930	$ 6,596
2	$177,476	$50,000	$		$$159,930	$ 9,596
2	$175,701	$	$		$$159,930	$ 9,596
2	$172,187	$	$		$$159,930	$ 9,596
2	$167,022	$	$		$$159,930	$ 9,596
2	$163,681	$	$		$$159,930	$ 9,596
2	$166,955	$	$		$$159,930	$ 9,596
2	$170,294	$	$		$$170,294 [1]	$10,218
3	$166,888	$	$		$$170,294	$10,218
3	$171,895	$	$		$$170,294	$10,218
3	$173,614	$	$		$$170,294	$10,218
3	$178,822	$	$		$$170,294	$10,218
3	$175,246	$	$		$$170,294	$10,218
3	$151,741		$$20,000	$10,314	$159,980	$
3	$154,775	$	$		$$159,980	$
3	$159,419	$	$		$$159,980	$
3	$161,013	$	$		$$159,980	$
3	$165,843	$	$		$$159,980	$
3	$174,135	$	$		$$159,980	$
3	$181,101	$	$		$$181,101 [1]	$10,866
(1)Automatic Step-Up Applied

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
ILWY	Income Link Withdrawal Year
Abbreviation	Definition
N/A	Not Applicable
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Purpose of Rider	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
Availability	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Fee Frequency	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	N/A
Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to make payments under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	American Funds Bond Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	N/A
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Income Link” appendix for examples showing the effect of withdrawals on the WB.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
Rider Upgrade	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted Partial withdrawals - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667

Guaranteed Lifetime Withdrawal BenefitAdjusted Partial withdrawals - Income LinkSM
Rider (No Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA VARIABLE ANNUITY SERIES
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Variable Annuity Series variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2017, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2017

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider, the Retirement Income Choice® 1.6 Rider and the Transamerica Income Edge Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
1

•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
3

annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of
4

such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
5

INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

6

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
7

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
8

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date of the premium payment was made, not the policy value issue date.
9

We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formulaexcept that the surrender charge percentage will be assumed to be 0%
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
10

Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
11

We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2016, and 2015 and 2014 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $177,906,053, $279,924,711 and $364,566,103. During fiscal year 2016, and 2015 and 2014 the amounts paid to TCI in connection with all policies sold through Transamerica Financial Life Insurance Company separate account were $23,014,560, $32,891,073 and $41,898,625.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
12

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, as of December 31, 2016 and for the years ended December 31, 2016 and 2015, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company as of December 31, 2016 and 2015 and for the three years ended December 31, 2016 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Transamerica Variable Annuity Series policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2016.
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.109585 $11.211641 $10.700276 $10.000000	$11.351436 $11.109585 $11.211641 $10.700276	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.738505 $12.813021 $11.960652 $10.000000	$13.869339 $12.738505 $12.813021 $11.960652	6,866.873 6,424.944 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.375752 $11.479805 $11.145519 $10.000000	$12.164015 $11.375752 $11.479805 $11.145519	6,577.298 5,663.634 11,907.910 0.000	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619219 $9.816105 $9.540899 $10.000000	$9.677889 $9.619219 $9.816105 $9.540899	2,753.438 75.330 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.039953 $12.486969 $11.775513 $10.000000	$13.953462 $13.039953 $12.486969 $11.775513	3,818.213 1,730.216 1,587.796 363.553	578.696 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.731033 $12.840468 $11.876212 $10.000000	$13.875894 $12.731033 $12.840468 $11.876212	4,736.624 4,029.143 1,202.372 220.186	584.374 0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.948674 $10.662829 $11.208331 $10.000000	$10.066536 $9.948674 $10.662829 $11.208331	226.348 227.409 303.330 304.826	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.728514 $11.922483 $11.055665 $10.000000	$12.299288 $11.728514 $11.922483 $11.055665	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.819798 $13.024664 $11.900768 $10.000000	$13.538075 $12.819798 $13.024664 $11.900768	7,424.491 7,971.615 4,747.222 592.324	295.374 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.344767 $12.802693 $12.318322 $10.000000	$13.543837 $12.344767 $12.802693 $12.318322	3,826.817 4,022.973 4,025.953 436.161	0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.586377 $12.210010 $11.694967 $10.000000	$12.410653 $11.586377 $12.210010 $11.694967	924.075 0.000 0.000 0.000	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.553741 $10.935350 $10.638836 $10.000000	$10.952466 $10.553741 $10.935350 $10.638836	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
14

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.191264 $10.440900 $10.110268 $10.000000	$10.188799 $10.191264 $10.440900 $10.110268	741.614 1,903.728 819.169 826.866	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.481595 $9.672635 $9.867524 $10.000000	$9.294840 $9.481595 $9.672635 $9.867524	534.563 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.501685 $10.129161 $9.974176 $10.000000	$10.711362 $9.501685 $10.129161 $9.974176	4,130.259 2,682.018 6,672.856 81.067	0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.530260 $9.739847 $9.515832 $10.000000	$9.355146 $9.530260 $9.739847 $9.515832	3,714.895 2,599.578 2,624.120 0.000	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.530260 $9.739847 $9.515832 $10.000000	$9.355146 $9.530260 $9.739847 $9.515832	7,418.147 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.491668 $9.999452	$9.900717 $9.491668	11,705.767 3,644.894	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.005840 $10.431669 $10.438955 $10.000000	$10.230430 $10.005840 $10.431669 $10.438955	3,882.503 0.000 0.000 0.000	0.000 0.000 0.000 10,323.211
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.063534 $11.531143 $11.484188 $10.000000	$11.476354 $11.063534 $11.531143 $11.484188	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.576565 $11.069107 $11.022930 $10.000000	$11.016039 $10.576565 $11.069107 $11.022930	1,578.649 1,986.965 18,439.491 204.597	497.726 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.231557 $10.703314 $10.641818 $10.000000	$10.556675 $10.231557 $10.703314 $10.641818	41,113.673 42,229.651 56,461.426 16,686.054	0.000 0.000 0.000 10,180.865
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.961213 $12.689079 $11.564972 $10.000000	$13.435746 $11.961213 $12.689079 $11.564972	1,757.274 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998361	$10.425324	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.277358 $10.615269 $10.653324 $10.000000	$10.533775 $10.277358 $10.615269 $10.653324	1,513.068 1,037.640 853.851 154.086	560.012 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.372257 $9.900643 $9.998356	$9.221302 $9.372257 $9.900643	1,292.287 1,289.919 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.372257 $10.221534	$9.221302 $9.372257	N/A	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.176779 $9.860758 $9.998356	$8.978574 $9.176779 $9.860758	331.926 1,560.543 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.176779 $10.211629	$8.978574 $9.176779	N/A	1,445.011 1,408.156
15

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998361	$10.110246	0.000	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998361	$10.179177	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.614233 $10.842138 $10.527416 $10.000000	$10.915298 $10.614233 $10.842138 $10.527416	22,060.698 22,426.368 13,741.737 8,216.815	0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.870653 $10.158628 $9.147694 $10.000000	$9.716300 $9.870653 $10.158628 $9.147694	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.841456 $10.233246 $10.522939 $10.000000	$9.750970 $9.841456 $10.233246 $10.522939	1,965.908 7,138.794 4,240.944 725.569	0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.338348 $11.553260 $10.930754 $10.000000	$11.572264 $11.338348 $11.553260 $10.930754	4,446.074 4,920.351 343.980 137.441	346.088 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.139420 $11.995798 $12.270186 $10.000000	$10.667907 $11.139420 $11.995798 $12.270186	870.881 819.530 0.000 0.000	0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.673567 $13.472935 $12.519543 $10.000000	$14.110265 $14.673567 $13.472935 $12.519543	1,035.509 1,005.024 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.695105 $9.857938 $9.568838 $10.000000	$9.699460 $9.695105 $9.857938 $9.568838	5,130.765 0.000 0.000 0.000	1,138.779 901.853 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.775071 $13.079512 $11.708139 $10.000000	$13.915519 $12.775071 $13.079512 $11.708139	822.822 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.436753 $13.072133 $11.597940 $10.000000	$13.931721 $12.436753 $13.072133 $11.597940	5,455.894 4,648.338 3,386.022 0.000	291.820 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.221678 $10.470186 $10.050472 $10.000000	$10.439813 $10.221678 $10.470186 $10.050472	14,541.061 4,518.188 9,717.412 4,731.853	815.912 851.118 0.000 10,620.005
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.470428 $10.908462 $10.258624 $10.000000	$10.194933 $10.470428 $10.908462 $10.258624	21,584.546 11,306.601 7,219.733 869.397	1,778.196 1,239.049 0.000 10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.773620 $11.325279 $10.680532 $10.000000	$10.456470 $10.773620 $11.325279 $10.680532	7,209.680 3,921.751 1,918.768 140.573	1,230.940 1,199.251 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.303895 $10.701436 $10.442550 $10.000000	$10.479462 $10.303895 $10.701436 $10.442550	60,117.537 55,187.371 15,615.370 7,279.588	260.331 0.000 0.000 0.000
16

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.237170 $10.516279 $10.194356 $10.000000	$10.443991 $10.237170 $10.516279 $10.194356	23,238.058 11,492.366 815.618 823.282	0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.527299 $11.131179 $10.922306 $10.000000	$10.801234 $10.527299 $11.131179 $10.922306	15,471.686 13,691.621 8,488.078 3,027.932	21,831.589 22,230.640 22,601.082 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.889571 $11.481729 $10.841461 $10.000000	$11.118740 $10.889571 $11.481729 $10.841461	1,319.852 2,408.214 530.539 0.000	0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.031546 $10.259096 $11.065013 $10.000000	$9.820312 $10.031546 $10.259096 $11.065013	1,251.438 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.387895 $14.085816 $13.584149 $10.000000	$14.706446 $15.387895 $14.085816 $13.584149	6,318.014 6,609.861 2,054.257 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.481522 $11.720834 $10.821553 $10.000000	$12.114347 $11.481522 $11.720834 $10.821553	223,316.603 65,415.663 13,119.061 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.503387 $10.995509 $10.402930 $10.000000	$10.849909 $10.503387 $10.995509 $10.402930	19,246.318 19,165.359 9,886.033 2,467.270	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.364472 $10.798112 $10.132325 $10.000000	$10.665534 $10.364472 $10.798112 $10.132325	66.454 67.904 0.000 0.000	802.522 833.462 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.616795 $11.219019 $10.757765 $10.000000	$10.914140 $10.616795 $11.219019 $10.757765	4,418.622 3,528.776 503.364 292.601	1,198.515 1,211.521 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.532978 $9.675483 $9.460432 $10.000000	$9.575956 $9.532978 $9.675483 $9.460432	17,082.277 2,848.335 1,520.942 0.000	886.871 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.549785 $8.979971 $8.862005 $10.000000	$8.699662 $8.549785 $8.979971 $8.862005	853.240 993.203 802.137 0.000	1,277.199 1,017.579 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.854655 $10.296821 $10.139188 $10.000000	$9.915835 $9.854655 $10.296821 $10.139188	740.248 777.955 817.661 825.344	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.947237 $10.857726 $10.730995 $10.000000	$9.942588 $9.947237 $10.857726 $10.730995	2,339.147 1,229.597 695.512 0.000	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.900223 $10.551556 $10.389003 $10.000000	$9.916596 $9.900223 $10.551556 $10.389003	35,228.770 34,628.474 29,956.423 8,800.497	0.000 0.000 0.000 0.000
17

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.873751 $12.454065 $12.108297 $10.000000	$14.060907 $11.873751 $12.454065 $12.108297	5,833.609 5,106.327 3,424.076 0.000	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.372482 $13.354847 $12.823910 $10.000000	$14.550591 $13.372482 $13.354847 $12.823910	9,276.945 8,411.848 4,065.451 212.280	0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.290874 $12.773695 $11.874312 $10.000000	$12.828480 $12.290874 $12.773695 $11.874312	1,452.419 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.290106 $10.389993 $11.202665 $10.000000	$10.164157 $10.290106 $10.389993 $11.202665	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.527175 $12.944696 $11.915368 $10.000000	$13.596977 $13.527175 $12.944696 $11.915368	0.000 3,493.100 3,536.420 450.670	0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.169052 $11.249123 $10.714594 $10.000000	$11.434995 $11.169052 $11.249123 $10.714594	0.000 11,865.812 0.000 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.806556 $12.855778 $11.976631 $10.000000	$13.971240 $12.806556 $12.855778 $11.976631	24,844.814 14,301.697 13,827.395 4,331.447	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.436637 $11.518177 $11.160418 $10.000000	$12.253509 $11.436637 $11.518177 $11.160418	35,802.957 18,326.340 8,246.735 152.460	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.670708 $9.848929 $9.553666 $10.000000	$9.749111 $9.670708 $9.848929 $9.553666	11,073.300 9,282.313 381.241 471.185	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.109731 $12.528705 $11.791250 $10.000000	$14.056097 $13.109731 $12.528705 $11.791250	5,024.110 8,338.113 3,063.480 1,912.517	0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.799159 $12.883378 $11.892090 $10.000000	$13.977966 $12.799159 $12.883378 $11.892090	9,602.412 14,489.043 7,902.747 1,747.381	423.089 0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.001902 $10.698457 $11.223302 $10.000000	$10.140575 $10.001902 $10.698457 $11.223302	3,366.127 2,143.227 251.122 277.677	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.791188 $11.962278 $11.070441 $10.000000	$12.389673 $11.791188 $11.962278 $11.070441	4,755.113 5,040.129 5,195.276 3,285.337	0.000 0.000 0.000 0.000
18

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.888285 $13.068125 $11.916668 $10.000000	$13.637560 $12.888285 $13.068125 $11.916668	42,771.853 39,128.183 35,539.665 14,363.322	214.530 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.410750 $12.845429 $12.334784 $10.000000	$13.643395 $12.410750 $12.845429 $12.334784	22,125.645 25,385.042 22,439.977 8,480.263	880.330 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.648287 $12.250759 $11.710594 $10.000000	$12.501863 $11.648287 $12.250759 $11.710594	4,992.012 1,065.774 1,526.481 0.000	236.798 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.610211 $10.971900 $10.653070 $10.000000	$11.033083 $10.610211 $10.971900 $10.653070	11,206.254 13,707.898 14,233.422 7,235.842	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.245729 $10.475759 $10.123790 $10.000000	$10.263676 $10.245729 $10.475759 $10.123790	24,913.730 28,868.612 29,815.584 7,390.315	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.532261 $9.704926 $9.880721 $10.000000	$9.363151 $9.532261 $9.704926 $9.880721	90,320.584 105,315.784 66,208.368 22,602.782	6,517.067 475.807 4,108.463 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.552449 $10.162971 $9.987520 $10.000000	$10.790061 $9.552449 $10.162971 $9.987520	19,128.031 16,447.516 27,101.783 4,064.929	0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.581167 $9.772362 $9.528560 $10.000000	$9.423883 $9.581167 $9.772362 $9.528560	507,084.822 0.000 741.059 8,076.449	57,017.376 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.581167 $9.772362 $9.528560 $10.000000	$9.423883 $9.581167 $9.772362 $9.528560	113,642.241 91,443.796 4,299.717 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.504410 $9.999507	$9.933778 $9.504410	52,951.994 30,343.071	15,477.563 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.059318 $10.466505 $10.452911 $10.000000	$10.305619 $10.059318 $10.466505 $10.452911	44,278.283 14,091.467 10,688.100 5,056.012	0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.122666 $11.569642 $11.499537 $10.000000	$11.560692 $11.122666 $11.569642 $11.499537	0.000 0.000 0.000 0.000	473.461 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.633070 $11.106051 $11.037659 $10.000000	$11.096978 $10.633070 $11.106051 $11.037659	86,304.971 33,041.259 32,935.753 4,500.392	22,062.344 2,329.328 1,805.521 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.286238 $10.739051 $10.656047 $10.000000	$10.634252 $10.286238 $10.739051 $10.656047	221,098.354 180,089.955 168,079.545 65,007.147	19,741.272 20,836.062 20,439.582 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.025132 $12.731430 $11.580431 $10.000000	$13.534479 $12.025132 $12.731430 $11.580431	23,128.165 13,959.375 16,273.241 4,967.437	760.220 0.000 0.000 0.000
19

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998525	$10.441661	89,335.542	10,983.636
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.332322 $10.650738 $10.667568 $10.000000	$10.611226 $10.332322 $10.650738 $10.667568	65,450.886 21,977.923 19,748.511 6,190.356	11,911.332 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.393773 $9.903571 $9.998520	$9.260915 $9.393773 $9.903571	15,342.705 11,597.447 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.393773 $10.231316	$9.260915 $9.393773	N/A	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.197843 $9.863671 $9.998520	$9.017150 $9.197843 $9.863671	3,685.584 3,733.985 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.197843 $10.221410	$9.017150 $9.197843	N/A	0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998525	$10.126103	21,861.770	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998525	$10.195138	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.670950 $10.878337 $10.541494 $10.000000	$10.995505 $10.670950 $10.878337 $10.541494	164,700.237 66,115.899 63,651.198 24,975.444	15,533.870 2,318.264 3,711.516 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.923400 $10.192537 $9.159931 $10.000000	$9.787693 $9.923400 $10.192537 $9.159931	5,264.193 5,817.102 5,934.670 2,240.413	0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.894014 $10.267388 $10.537000 $10.000000	$9.822602 $9.894014 $10.267388 $10.537000	34,365.785 15,317.720 14,542.729 6,093.615	0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.398942 $11.591839 $10.945380 $10.000000	$11.657318 $11.398942 $11.591839 $10.945380	88,114.043 54,640.591 41,678.162 3,336.358	11,331.487 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.198952 $12.035845 $12.286579 $10.000000	$10.746323 $11.198952 $12.035845 $12.286579	6,506.546 3,214.219 10,976.445 255.153	0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.751946 $13.517897 $12.536272 $10.000000	$14.213949 $14.751946 $13.517897 $12.536272	3,744.233 6,207.476 5,948.257 255.809	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.746912 $9.890845 $9.581644 $10.000000	$9.770736 $9.746912 $9.890845 $9.581644	34,986.491 10,707.048 9,511.625 3,878.197	0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.843324 $13.123160 $11.723788 $10.000000	$14.017762 $12.843324 $13.123160 $11.723788	44,652.143 3,197.173 2,734.505 0.000	4,161.098 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.503207 $13.115758 $11.613444 $10.000000	$14.034096 $12.503207 $13.115758 $11.613444	26,040.998 16,526.248 22,254.925 267.178	0.000 0.000 0.000 0.000
20

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.276298 $10.505147 $10.063916 $10.000000	$10.516532 $10.276298 $10.505147 $10.063916	49,908.168 42,534.769 27,934.339 20,504.516	9,206.985 10.072621 11,593.283 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.526393 $10.944883 $10.272344 $10.000000	$10.269881 $10.526393 $10.944883 $10.272344	56,578.421 44,724.436 29,051.497 6,628.803	12,092.468 11,934.129 12,164.394 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.831199 $11.363093 $10.694818 $10.000000	$10.533327 $10.831199 $11.363093 $10.694818	54,786.531 58,115.073 55,697.816 9,802.647	1,316.417 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.358970 $10.737173 $10.456517 $10.000000	$10.556488 $10.358970 $10.737173 $10.456517	317,371.201 291,592.510 212,286.558 101,759.593	34,634.845 42,620.849 37,877.348 971.216
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.291886 $10.551390 $10.207988 $10.000000	$10.520758 $10.291886 $10.551390 $10.207988	23,283.810 19,609.577 25,014.437 12,570.890	0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.583552 $11.168337 $10.936911 $10.000000	$10.880608 $10.583552 $11.168337 $10.936911	175,002.982 199,652.808 223,924.540 28,988.939	0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.947764 $11.520054 $10.855960 $10.000000	$11.200456 $10.947764 $11.520054 $10.855960	11,962.606 10,822.691 9,599.887 810.391	11,251.680 11,482.822 11,662.698 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.085141 $10.293337 $11.079791 $10.000000	$9.892478 $10.085141 $10.293337 $11.079791	7,029.312 1,969.992 2,526.244 275.543	0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.470085 $14.132806 $13.602286 $10.000000	$14.814487 $15.470085 $14.132806 $13.602286	17,679.176 9,907.548 5,221.290 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.542850 $11.759948 $10.836019 $10.000000	$12.203338 $11.542850 $11.759948 $10.836019	339,949.183 133,000.075 87,779.229 0.000	27,296.962 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.559525 $11.032221 $10.416846 $10.000000	$10.929665 $10.559525 $11.032221 $10.416846	28,453.062 26,077.682 27,956.945 5,423.042	952.332 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.419871 $10.834166 $10.145879 $10.000000	$10.743933 $10.419871 $10.834166 $10.145879	14,761.824 9,448.087 1,392.598 358.004	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.673538 $11.256470 $10.772150 $10.000000	$10.994362 $10.673538 $11.256470 $10.772150	37,429.096 27,907.323 27,711.990 9,269.394	369.069 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.583929 $9.707797 $9.473086 $10.000000	$9.646346 $9.583929 $9.707797 $9.473086	59,186.163 32,378.785 27,816.788 9,777.615	519.475 0.000 0.000 0.000
21

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.855474 $9.009960 $8.873867 $10.000000	$8.763603 $8.595474 $9.009960 $8.873867	7,553.481 7,853.611 8,166.022 2,331.288	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.907344 $10.331214 $10.152759 $10.000000	$9.988730 $9.907344 $10.331214 $10.152759	8,208.022 8,570.417 6,900.479 9,031.877	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.000404 $10.893974 $10.745339 $10.000000	$10.015665 $10.000404 $10.893974 $10.745339	40,212.635 17,869.930 21,454.134 29,501.909	3,979.460 6,017.698 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.953142 $10.586784 $10.402885 $10.000000	$9.989492 $9.953142 $10.586784 $10.402885	88,011.163 86,818.791 78,681.990 53,654.527	2,283.601 3,170.811 4,488.778 0.000
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.937189 $12.495628 $12.124463 $10.000000	$14.164221 $11.937189 $12.495628 $12.124463	24,039.952 25,116.193 25,834.120 4,290.941	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.443913 $13.399397 $12.841030 $10.000000	$14.657498 $13.443913 $13.399397 $12.841030	52,677.263 36,261.354 24,127.651 1,763.015	410.222 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.356549 $12.816340 $11.890188 $10.000000	$12.922753 $12.356549 $12.816340 $11.890188	14,725.794 7,846.064 9,972.892 4,404.527	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345101 $10.424676 $11.217635 $10.000000	$10.238868 $10.345101 $10.424676 $11.217635	16,253.226 11,244.849 11,223.599 4,320.053	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.599463 $12.987915 $11.931299 $10.000000	$13.696911 $13.599463 $12.987915 $11.931299	26,871.396 29,130.784 24,762.061 10,892.437	0.000 0.000 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.213835 $11.277288 $10.725322 $10.000000	$11.497994 $11.213835 $11.277288 $10.725322	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.857915 $12.887985 $11.988638 $10.000000	$14.048268 $12.857915 $12.887985 $11.988638	4,293.967 4,496.442 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.482506 $11.547038 $11.171618 $10.000000	$12.321080 $11.482506 $11.547038 $11.171618	1,501.017 0.000 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.709513 $9.873617 $9.563258 $10.000000	$9.802879 $9.709513 $9.873617 $9.563258	13.823 765.967 2,247.455 290.703	0.000 0.000 0.000 0.000
22

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.162311 $12.560096 $11.803072 $10.000000	$14.133611 $13.162311 $12.560096 $11.803072	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.850493 $12.915654 $11.904007 $10.000000	$14.055048 $12.850493 $12.915654 $11.904007	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.042032 $10.725270 $11.234562 $10.000000	$10.196511 $10.042032 $10.725270 $11.234562	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.838471 $11.992238 $11.081541 $10.000000	$12.457995 $11.838471 $11.992238 $11.081541	6,403.323 6,238.808 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.939961 $13.100859 $11.928611 $10.000000	$13.712741 $12.939961 $13.100859 $11.928611	1,442.475 1,226,324 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.460505 $12.877596 $12.347138 $10.000000	$13.718602 $12.460505 $12.877596 $12.347138	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.695015 $12.281457 $11.722328 $10.000000	$12.570812 $11.695015 $12.281457 $11.722328	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.652772 $10.999388 $10.663753 $10.000000	$11.093887 $10.652772 $10.999388 $10.663753	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.286837 $10.502019 $10.133949 $10.000000	$10.320288 $10.286837 $10.502019 $10.133949	3,026.143 0.000 0.000 894.482	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.570501 $9.729250 $9.890633 $10.000000	$9.414789 $9.570501 $9.729250 $9.890633	6,596.868 7,077.575 24,530.619 7,372.349	0.000 0.000 0.000 994.287
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.590778 $10.188441 $9.997538 $10.000000	$10.849566 $9.590778 $10.188441 $9.997538	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	3,460.513 3,660.049 2,958.844 4,381.706	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.513983 $9.999548	$9.958681 $9.513983	48,284.010 692.673	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.099672 $10.492730 $10.463402 $10.000000	$10.362453 $10.099672 $10.492730 $10.463402	45,017.838 62,279.104 33,511.063 9,729.742	0.000 0.000 0.000 0.000
23

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.167282 $11.598634 $11.511064 $10.000000	$11.624448 $11.167282 $11.598634 $11.511064	4,022.028 4,211.358 0.000 0.000	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.675723 $11.133874 $11.048720 $10.000000	$11.158176 $10.675723 $11.133874 $11.048720	52,265.690 50,785.622 13,857.541 13,363.219	4,417.773 4,822.549 5,267.959 4,816.155
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.327498 $10.765963 $10.666738 $10.000000	$10.692895 $10.327498 $10.765963 $10.666738	72,549.292 46,646.236 49,750.489 17,089.367	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.073363 $12.763329 $11.592033 $10.000000	$13.609114 $12.073363 $12.763329 $11.592033	2,836.397 2,972.553 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.453951	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.373728 $10.677395 $10.678265 $10.000000	$10.669705 $10.373728 $10.677395 $10.678265	18,759.917 2,596.283 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.409973 $9.905770 $9.998644	$9.290768 $9.409973 $9.905770	7,811.741 8,269.819 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.409973 $10.238680	$9.290768 $9.409973	N/A	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.213709 $9.865865 $9.998644	$9.046223 $9.213709 $9.865865	16,897.097 14,207.148 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.213709 $10.228761	$9.046223 $9.213709	N/A	0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.138010	0.000	N/A
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.207126	9,857.319	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.713764 $10.905604 $10.552069 $10.000000	$11.056146 $10.713764 $10.905604 $10.552069	32,736.585 24,276.468 15,536.405 3,033.422	0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.963197 $10.218080 $9.169134 $10.000000	$9.841655 $9.963197 $10.218080 $9.169134	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.933718 $10.293130 $10.547569 $10.000000	$9.876797 $9.933718 $10.293130 $10.547569	7,687.772 7,686.820 2,846.308 2,634.664	0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.444644 $11.620870 $10.956358 $10.000000	$11.721567 $11.444644 $11.620870 $10.956358	65,262.117 5,708.753 2,948.804 2,310.931	0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243877 $12.065997 $12.298900 $10.000000	$10.805595 $11.243877 $12.065997 $12.298900	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
24

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.811120 $13.551757 $12.548831 $10.000000	$14.292337 $14.811120 $13.551757 $12.548831	546.154 593.272 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.786023 $9.915645 $9.591261 $10.000000	$9.824634 $9.786023 $9.915645 $9.591261	453.351 491.995 511.568 290.015	0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.894815 $13.156025 $11.735537 $10.000000	$14.095040 $12.894815 $13.156025 $11.735537	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.553342 $13.148614 $11.625085 $10.000000	$14.111462 $12.553342 $13.148614 $11.625085	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.317499 $10.531461 $10.074011 $10.000000	$10.574505 $10.317499 $10.531461 $10.074011	77,604.620 68,340.414 38,064.688 6,813.876	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.568615 $10.972312 $10.282648 $10.000000	$10.326511 $10.568615 $10.972312 $10.282648	60,333.495 37,611.502 24,483.072 13,628.569	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.874653 $11.391564 $10.705543 $10.000000	$10.591426 $10.874653 $11.391564 $10.705543	51,654.428 11,875.159 12,044.507 465.795	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.400519 $10.764074 $10.467013 $10.000000	$10.614697 $10.400519 $10.764074 $10.467013	228,463.795 168,106.899 71,664.001 25,120.853	0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.333155 $10.577824 $10.218227 $10.000000	$10.578760 $10.333155 $10.577824 $10.218227	17,605.954 14,261.302 11,925.069 12,071.927	0.000 0.000 329.188 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.626009 $11.196321 $10.947869 $10.000000	$10.940622 $10.626009 $11.196321 $10.947869	80,895.981 43,662.117 13,501.817 1,095.866	0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.991679 $11.548912 $10.866845 $10.000000	$11.262211 $10.991679 $11.548912 $10.866845	43,602.482 44,734.723 36,722.413 10,286.187	0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.125599 $10.319130 $11.090899 $10.000000	$9.947032 $10.125599 $10.319130 $11.090899	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.532106 $14.168189 $13.615904 $10.000000	$14.896156 $15.532106 $14.168189 $13.615904	753.839 572.009 0.000 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.589150 $11.789415 $10.846881 $10.000000	$12.270651 $11.589150 $11.789415 $10.846881	71,061.684 10,552.220 0.000 0.000	0.000 0.000 0.000 0.000
25

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Manager Alternative Strategies Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.602853 $10.342846 $10.213425 $10.000000	$9.636402 $9.602853 $10.342846 $10.213425	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.601876 $11.059856 $10.427283 $10.000000	$10.989928 $10.601876 $11.059856 $10.427283	60,578.398 57,997.026 48,456.777 20,401.517	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.461648 $10.861299 $10.156054 $10.000000	$10.803164 $10.461648 $10.861299 $10.156054	26,405.117 23,769.279 12,270.500 12,409.030	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.716348 $11.284678 $10.782951 $10.000000	$11.054983 $10.716348 $11.284678 $10.782951	48,603.617 10,162.434 2,527.968 0.000	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.622392 $9.732134 $9.482602 $10.000000	$9.699566 $9.622392 $9.732134 $9.482602	33,061.665 30,133.111 32,446.472 10,690.231	0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.629981 $9.032552 $8.882785 $10.000000	$8.811960 $8.629981 $9.032552 $8.882785	28,952.104 28,770.333 19,684.958 5,190.102	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.947079 $10.357094 $10.162935 $10.000000	$10.043809 $9.947079 $10.357094 $10.162935	31,386.089 29,298.265 26,032.820 21,806.199	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.040519 $10.921279 $10.756115 $10.000000	$10.070907 $10.040519 $10.921279 $10.756115	63,746.557 60,823.147 37,141.262 5,408.988	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.993076 $10.613321 $10.413329 $10.000000	$10.044591 $9.993076 $10.613321 $10.413329	83,028.666 85,820.463 68,359.907 7,459.389	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.985086 $12.526940 $12.136615 $10.000000	$14.242354 $11.985086 $12.526940 $12.136615	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.497831 $13.432961 $12.853885 $10.000000	$14.738321 $13.497831 $13.432961 $12.853885	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.406103 $12.848437 $11.902102 $10.000000	$12.994015 $12.406103 $12.848437 $11.902102	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.386586 $10.450790 $11.228868 $10.000000	$10.295319 $10.386586 $10.450790 $11.228868	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.653984 $13.020441 $11.943257 $10.000000	$13.772422 $13.653984 $13.020441 $11.943257	296.299 321.861 0.000 0.000	0.000 0.000 0.000 0.000

26

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	106,500.252 100,768.455 60,261.280 9,203.833	6,190.449 6,283.199 5,870.722 1,595.908
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.909472 $12.920273 $12.000655 $10.000000	$14.125713 $12.909472 $12.920273 $12.000655	657,214.504 537,053.698 297,393.821 130,883.307	109,671.509 77,369.103 35,378.213 1,975.885
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	1,518,578.099 1,064,225.370 542,177.270 202,156.745	55,565.868 45,535.161 34,954.394 32,795.873
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748383 $9.898318 $9.572853 $10.000000	$9.856862 $9.748383 $9.898318 $9.572853	896,495.790 520,629.599 277,648.265 72,559.232	105,581.648 88,748.879 66,631.836 13,559.146
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	1,482,490.355 1,112,916.540 521,782.334 139,625.304	150,354.305 74,524.364 56,515.113 5,750.234
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	1,723,830.518 1,226,195.233 740,390.457 135,685.357	110,857.471 61,403.588 38,656.944 16,194.310
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.082239 $10.752102 $11.245813 $10.000000	$10.252663 $10.082239 $10.752102 $11.245813	769,619.467 582,847.034 298,431.729 106,474.392	81,170.853 49,670.229 55,940.282 11,796.178
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	879,816.155 593,400.350 273,204.004 133,395.960	71,345.399 52,133.830 24,106.110 10,104.166
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.991871 $13.133689 $11.940572 $10.000000	$13.788364 $12.991871 $13.133689 $11.940572	1,419,325.511 1,120,089.200 579,212.279 151,751.424	195,132.916 140,148.356 118,853.231 27,809.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.510483 $12.909862 $12.359513 $10.000000	$13.794257 $12.510483 $12.909862 $12.359513	706,117.266 499,738.116 275,186.445 53,986.481	129,048.068 80,164.896 35,981.779 12,977.702
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.741933 $12.312232 $11.734088 $10.000000	$12.640148 $11.741933 $12.312232 $11.734088	250,091.346 223,748.686 131,553.368 43,161.470	48,279.590 19,655.441 41,137.509 899.234
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.695419 $11.026900 $10.674440 $10.000000	$11.154969 $10.695419 $11.026900 $10.674440	85,546.745 65,690.361 40,643.384 5,609.107	30,094.275 7,122.081 2,242.058 1,601.419
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.328089 $10.528328 $10.144110 $10.000000	$10.377187 $10.328089 $10.528328 $10.144110	680,988.428 652,575.993 382,786.689 164,123.157	256,070.480 70,273.065 46,684.303 18,214.709
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	1,157,645.842 1,254,649.757 552,991.301 369,356.451	481,917.802 173,349.521 277,327.868 440,133.723
27

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.629248 $10.213968 $10.007569 $10.000000	$10.909402 $9.629248 $10.213968 $10.007569	539,794.471 401,355.169 232,278.299 77,712.400	20,642.438 14,200.268 29,335.126 1,667.082
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	528,526.442 362,950.205 427,907.606 338,890.611	227,915.932 239,896.234 323,159.505 280,954.452
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	662,399.601 580,070.992 44,442.215 0.000	181,802.659 170,188.183 2,882.421 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	923,327.245 380,024.521	321,338.494 55,084.648
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.140218 $10.519054 $10.473903 $10.000000	$10.419628 $10.140218 $10.519054 $10.473903	1,301,934.889 1,048,295.580 808,572.559 197,702.338	239,898.351 142,620.573 111,380.004 38,415.952
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.212077 $11.627700 $11.522602 $10.000000	$11.688562 $11.212077 $11.627700 $11.522602	463,351.539 418,673.387 262,361.605 36,368.007	52,784.743 48,492.774 49,012.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.718558 $11.161786 $11.059804 $10.000000	$11.219717 $10.718558 $11.161786 $11.059804	4,580,191.466 4,228,006.581 2,647,022.142 928,559.387	1,143,027.051 913,343.252 670,113.482 189,578.346
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.368927 $10.792938 $10.677437 $10.000000	$10.751867 $10.368927 $10.792938 $10.677437	8,597,936.171 8,072,655.261 7,047,236.950 2,601,064.736	1,387,636.581 1,249,560.186 1,153,517.511 548,202.427
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	471,396.634 381,194.216 272,884.281 89,828.768	105,993.888 51,056.631 15,865.047 4,433.326
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	1,305.419	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	2,435,686.485 1,478,259.792 806,988.533 290,422.825	209,716.703 114,980.851 19,102.045 6,629.604
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.426201 $9.907970 $9.998767	$9.320727 $9.426201 $9.907970	718,253.060 607,090.827 15,830.286	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.426201 $10.246046	$9.320727 $9.426201	N/A	86,050.647 14,350.025
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.229595 $9.868054 $9.998767	$9.075395 $9.229595 $9.868054	937,893.117 770,897.846 57,752.539	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.229595 $10.236118	$9.075395 $9.229595	N/A	60,451.659 26,075.016
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	127,082.054	1,121.476
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	9,920.315	4,635.791
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.756731 $10.932929 $10.562653 $10.000000	$11.117111 $10.756731 $10.932929 $10.562653	2,995,615.346 2,824,171.560 2,279,685.734 1,062,326.524	611,503.376 542,307.444 408,102.800 153,615.213
28

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	550,229.254 476,422.298 293,348.493 132,719.253	25,915.974 12,094.498 15,012.556 6,569.304
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.973576 $10.318920 $10.558141 $10.000000	$9.931274 $9.973576 $10.318920 $10.558141	1,319,600.927 1,226,183.901 848,630.204 293,777.940	318,498.436 310,383.575 236,610.664 115,528.018
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.490564 $11.650000 $10.967341 $10.000000	$11.786229 $11.490564 $11.650000 $10.967341	2,280,541.329 1,900,490.480 1,075,352.419 340,775.936	792,117.654 781,802.068 466,329.663 115,364.242
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	253,925.443 214,622.396 131,642.141 43,197.745	42,522.390 22,375.179 21,384.766 340.292
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.870510 $13.585709 $12.561405 $10.000000	$14.371129 $14.870510 $13.585709 $12.561405	372,235.632 307,846.925 132,949.659 20,990.072	119,786.681 114,745.154 63,128.563 14,870.606
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.825274 $9.940491 $9.600889 $10.000000	$9.878813 $9.825274 $9.940491 $9.600889	942,151.177 616,663.647 395,088.549 93,360.784	202,864.847 129,421.407 85,882.493 20,246.996
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.946539 $13.188990 $11.747303 $10.000000	$14.172754 $12.946539 $13.188990 $11.747303	272,245.987 241,030.105 129,180.322 30,035.290	15,535.465 11,590.613 8,189.077 3,605.691
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.603680 $13.181537 $11.636728 $10.000000	$14.189258 $12.603680 $13.181537 $11.636728	712,228.992 476,988.612 299,787.805 74,070.665	130,384.605 91,933.803 74,429.244 9,736.990
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.358900 $10.557858 $10.084125 $10.000000	$10.632847 $10.358900 $10.557858 $10.084125	3,667,830.017 3,291,093.077 2,054,636.551 894,850.257	464,745.439 415,752.063 201,557.433 37,868.617
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611010 $10.999811 $10.292971 $10.000000	$10.383466 $10.611010 $10.999811 $10.292971	3,949,844.957 2,982,583.051 1,783,972.987 700,100.118	554,668.026 570,511.735 324,670.846 149,268.285
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.918254 $11.420103 $10.716280 $10.000000	$10.649820 $10.918254 $11.420103 $10.716280	2,294,608.176 1,953,463.280 1,121,248.477 317,190.390	431,371.507 437,785.108 256,042.935 99,114.016
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	11,862,242.225 11,245,688.232 8,044,330.855 2,363,680.143	1,958,837.077 1,970,672.874 1,292,001.114 555,062.407
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	1,367,421.896 1,250,154.759 781,162.937 269,936.394	178,627.021 128,205.289 75,528.265 24,584.744
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	7,529,268.168 7,291,849.274 5,843,346.997 1,525,463.500	2,719,484.173 2,826,399.286 2,282,851.722 613,609.495
29

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.035764 $11.577846 $10.877738 $10.000000	$11.324315 $11.035764 $11.577846 $10.877738	1,652,254.434 1,658,155.605 1,310,265.637 435,941.251	303,048.364 303,582.267 219,277.838 120,683.301
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	514,531.244 401,098.072 198,576.391 54,289.170	96,730.108 64,538.618 31,673.638 9,026.006
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.594387 $14.203680 $13.629550 $10.000000	$14.978293 $15.594387 $14.203680 $13.629550	263,870.600 211,218.441 93,284.197 10,953.011	7,893.869 2,955.990 10,985.079 316.311
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.635637 $11.818958 $10.857766 $10.000000	$12.338317 $11.635637 $11.818958 $10.857766	2,003,246.105 388,711.442 141,031.551 45,766.840	495,818.051 41,996.249 6,313.753 1,126.357
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.644395 $11.087561 $10.437749 $10.000000	$11.050530 $10.644395 $11.087561 $10.437749	2,007,072.010 1,902,971.324 1,538,245.589 619,870.377	231,085.300 215,785.212 172,680.043 55,050.913
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.503608 $10.888512 $10.166237 $10.000000	$10.862731 $10.503608 $10.888512 $10.166237	743,577.955 612,774.710 232,491.193 105,628.761	130,189.408 77,630.972 51,810.533 12,527.995
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.759327 $11.312946 $10.793759 $10.000000	$11.115939 $10.759327 $11.312946 $10.793759	1,298,414.762 1,081,739.569 657,580.063 227,623.707	263,782.591 212,891.758 153,961.879 65,251.248
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660981 $9.756515 $9.492111 $10.000000	$9.753044 $9.660981 $9.756515 $9.492111	1,910,655.234 1,603,950.531 1,065,241.955 518,558.234	306,374.380 205,707.403 174,646.139 62,399.128
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.664600 $9.055195 $8.891705 $10.000000	$8.860548 $8.664600 $9.055195 $8.891705	659,913.703 518,147.053 338,029.436 174,430.368	77,271.956 49,329.679 55,501.532 18,553.856
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987000 $10.383067 $10.173136 $10.000000	$10.099222 $9.987000 $10.383067 $10.173136	805,064.125 722,460.397 506,327.759 161,863.050	90,102.551 148,827.068 125,791.213 33,390.211
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080796 $10.948638 $10.766901 $10.000000	$10.126448 $10.080796 $10.948638 $10.766901	1,959,343.916 2,195,858.600 1,734,327.967 648,535.359	416,566.969 498,518.632 387,940.398 115,859.600
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.033147 $10.639903 $10.423761 $10.000000	$10.099967 $10.033147 $10.639903 $10.423761	3,476,455.560 3,590,980.421 3,354,210.530 1,218,304.781	437,725.192 432,796.812 414,295.258 128,905.125
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.033157 $12.558326 $12.148774 $10.000000	$14.320881 $12.033157 $12.558326 $12.148774	392,739.616 322,389.693 249,092.588 69,255.931	43,315.463 29,984.253 23,485.614 1,084.477
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	690,199.274 546,797.845 305,737.792 68,144.429	143,538.511 82,152.826 51,364.263 6,677.005
30

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.455840 $12.880606 $11.914030 $10.000000	$13.065637 $12.455840 $12.880606 $11.914030	116,615.758 105,326.661 83,193.782 14,754.053	16,363.660 18,950.206 45,764.537 10,967.138
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	259,634.586 228,688.819 105,923.732 33,057.840	15,356.821 11,779.406 8,068.633 6,039.947
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.708735 $13.053061 $11.955227 $10.000000	$13.848351 $13.708735 $13.053061 $11.955227	392,527.109 319,849.310 236,173.898 45,675.117	68,063.936 52,423.685 4,077.521 0.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.318968 $11.343284 $10.750435 $10.000000	$11.646400 $11.318968 $11.343284 $10.750435	502,881.965 455,090.353 393,225.067 267,220.904	27,056.567 24,521.475 10,094.971 2,964.262
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.978543 $12.963438 $12.016687 $10.000000	$14.229627 $12.978543 $12.963438 $12.016687	1,260,445.860 945,094.363 587,712.929 183,618.663	159,011.698 112,724.542 59,344.821 11,850.242
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.590179 $11.614612 $11.197765 $10.000000	$12.480067 $11.590179 $11.614612 $11.197765	3,903,385.449 2,720,425.164 1,582,900.388 526,445.841	750,045.847 224,846.179 157,965.515 28,351.522
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.800537 $9.931396 $9.585654 $10.000000	$9.929369 $9.800537 $9.931396 $9.585654	3,642,645.299 2,576,177.547 1,903,463.496 438,960.594	449,149.112 310,062.628 185,552.208 51,185.079
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.285705 $12.633586 $11.830688 $10.000000	$14.315957 $13.285705 $12.633586 $11.830688	3,828,625.104 2,612,821.220 1,263,905.792 491,243.624	402,386.735 241,108.869 85,407.943 9,831.398
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.970965 $12.991220 $11.931867 $10.000000	$14.236379 $12.970965 $12.991220 $11.931867	4,212,430.232 2,946,870.889 1,776,072.404 468,209.033	223,024.159 108,633.234 38,073.258 7,621.422
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.136201 $10.788034 $11.260843 $10.000000	$10.328094 $10.136201 $10.788034 $11.260843	1,811,487.965 1,150,475.774 528,244.877 221,404.888	114,814.438 66,127.553 55,666.789 5,831.571
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.949550 $12.062460 $11.107482 $10.000000	$12.618836 $11.949550 $12.062460 $11.107482	2,718,419.249 2,102,030.771 1,318,331.404 385,204.975	247,618.014 222,219.041 117,346.357 51,236.774
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.061381 $13.177562 $11.956533 $10.000000	$13.889797 $13.061381 $13.177562 $11.956533	2,867,143.605 2,078,692.893 1,120,674.667 322,301.150	468,885.572 333,203.821 182,600.154 42,754.762
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.577430 $12.953004 $12.376023 $10.000000	$13.895732 $12.577430 $12.953004 $12.376023	1,462,172.599 1,084,200.133 685,821.654 334,929.528	231,478.894 162,352.751 95,219.188 12,831.301
31

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.804746 $12.353364 $11.749767 $10.000000	$12.733120 $11.804746 $12.353364 $11.749767	601,145.167 520,806.137 369,376.060 111,370.977	83,745.303 59,553.132 48,594.330 11,396.880
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.752653 $11.063752 $10.688708 $10.000000	$11.237079 $10.752653 $11.063752 $10.688708	275,465.530 235,548.227 177,694.429 74,398.651	6,952.933 4,340.814 1,679.847 489.652
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.383365 $10.563518 $10.157681 $10.000000	$10.453538 $10.383365 $10.563518 $10.157681	3,187,671.328 2,651,637.829 1,683,653.395 810,279.100	370,430.762 311,001.952 211,734.449 74,224.183
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660323 $9.786246 $9.913807 $10.000000	$9.536370 $9.660323 $9.786246 $9.913807	4,599,372.916 3,733,409.851 2,695,157.653 1,918,148.551	1,000,334.458 1,256,086.721 1,062,094.764 794,012.415
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.680785 $10.248119 $10.020960 $10.000000	$10.989661 $9.680785 $10.248119 $10.020960	2,248,332.913 2,295,513.349 1,038,247.528 1,626,123.155	103,653.230 72,638.287 43,093.474 12,108.444
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.709894 $9.854238 $9.560474 $10.000000	$9.598228 $9.709894 $9.854238 $9.560474	2,692,422.072 1,793,886.425 1,841,111.029 1,563,825.254	843,200.505 722,951.278 334,376.822 456,728.733
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.709894 $9.854238 $9.560474 $10.000000	$9.598228 $9.709894 $9.854238 $9.560474	5,835,936.087 5,171,644.291 349,553.555 5,913.906	1,116,647.989 949,243.544 47,635.117 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.536375 $9.999644	$10.017007 $9.536375	9,891,609.117 3,684,211.319	1,078,208.358 531,764.216
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.194463 $10.554197 $10.487906 $10.000000	$10.496265 $10.194463 $10.554197 $10.487906	7,369,662.075 6,590,300.451 4,424,753.668 1,967,675.135	998,390.073 854,687.950 511,293.968 155,033.857
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.272065 $11.666538 $11.538002 $10.000000	$11.774539 $11.272065 $11.666538 $11.538002	872,257.069 785,035.090 542,290.840 216,198.483	124,702.774 112,732.603 50,616.324 9,104.650
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.775920 $11.199081 $11.074586 $10.000000	$11.302262 $10.775920 $11.199081 $11.074586	17,160,543.887 13,412,471.766 8,497,318.082 2,921,058.560	2,250,585.291 1,765,194.953 1,180,685.812 371,964.713
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.424423 $10.829022 $10.691713 $10.000000	$10.830967 $10.424423 $10.829022 $10.691713	43,643,996.120 43,022,329.555 39,414,063.697 14,786,654.800	4,409,851.171 4,293,914.196 3,483,820.428 1,081,046.301
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.186650 $12.838062 $11.619171 $10.000000	$13.784815 $12.186650 $12.838062 $11.619171	1,481,345.369 1,060,213.602 794,609.291 243,887.144	136,736.325 55,917.298 7,874.649 677.588
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998934	$10.482653	336,088.569	35,757.503
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.471099 $10.739932 $10.703267 $10.000000	$10.807498 $10.471099 $10.739932 $10.703267	10,602,051.876 5,288,964.909 2,600,376.005 1,191,069.381	659,277.615 269,610.823 83,097.770 20,841.400
32

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.447880 $9.910906 $9.998931	$9.360815 $9.447880 $9.910906	5,318,610.365 3,809,465.702 107,694.441	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.447880 $10.255876	$9.360815 $9.447880	N/A	412,042.381 215,113.201
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.250817 $9.870978 $9.998931	$9.114405 $9.250817 $9.870978	5,139,360.072 4,249,375.593 303,325.031	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.250817 $10.245938	$9.114405 $9.250817	N/A	319,638.127 204,971.948
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998934	$10.165861	667,828.423	71,368.401
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998934	$10.235165	146,462.321	53,151.657
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.814301 $10.969470 $10.576786 $10.000000	$11.198904 $10.814301 $10.969470 $10.576786	16,767,485.965 13,322,996.553 9,840,157.007 4,121,639.585	1,985,574.337 1,746,164.959 1,261,558.778 599,756.578
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.056719 $10.277936 $9.190623 $10.000000	$9.968738 $10.056719 $10.277936 $9.190623	995,776.353 759,876.571 442,626.701 178,373.329	67,923.112 42,574.101 19,299.463 8,230.003
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.026952 $10.353417 $10.572261 $10.000000	$10.004331 $10.026952 $10.353417 $10.572261	5,032,791.726 4,352,263.937 2,707,685.708 1,001,377.152	695,932.137 579,400.271 338,155.595 125,901.112
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.552058 $11.688939 $10.982007 $10.000000	$11.872953 $11.552058 $11.688939 $10.982007	12,311,660.109 8,353,356.336 3,792,971.424 1,063,072.812	1,391,847.276 955,660.118 564,867.035 141,887.419
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.349403 $12.136644 $12.327660 $10.000000	$10.945147 $11.349403 $12.136644 $12.327660	766,452.846 554,182.801 283,489.368 119,481.016	31,065.111 22,081.413 7,175.460 883.095
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.950063 $13.631098 $12.578200 $10.000000	$14.476835 $14.950063 $13.631098 $12.578200	698,104.812 542,316.251 225,714.716 42,442.757	156,375.293 74,723.248 32,438.983 6,323.023
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.877856 $9.973722 $9.613735 $10.000000	$9.951494 $9.877856 $9.973722 $9.613735	4,220,198.363 2,763,432.839 1,605,693.871 379,935.488	777,904.127 436,641.592 224,897.387 71,642.116
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.015793 $13.233041 $11.762996 $10.000000	$14.276994 $13.015793 $13.233041 $11.762996	442,471.565 301,107.863 218,325.304 31,034.738	76,337.240 16,447.897 12,705.113 2,279.833
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.671111 $13.225582 $11.652289 $10.000000	$14.293621 $12.671111 $13.225582 $11.652289	1,326,331.648 891,152.801 496,877.578 134,498.465	190,085.792 90,657.356 58,175.369 12,779.756
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.414355 $10.593167 $10.097615 $10.000000	$10.711093 $10.414355 $10.593167 $10.097615	18,032,239.382 15,224,511.896 9,673,496.652 3,647,455.492	2,573,082.452 1,929,859.739 972,738.112 315,777.929
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.667801 $11.036579 $10.306733 $10.000000	$10.459865 $10.667801 $11.036579 $10.306733	26,984,322.609 23,270,689.215 11,455,244.918 4,201,161.307	3,292,643.389 2,866,452.866 1,357,996.260 487,654.222
33

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.976679 $11.458264 $10.730609 $10.000000	$10.728165 $10.976679 $11.458264 $10.730609	9,463,756.250 7,989,183.294 3,706,614.257 1,118,117.415	1,935,701.670 1,827,734.681 1,071,154.990 446,170.412
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.498125 $10.827115 $10.491519 $10.000000	$10.751772 $10.498125 $10.827115 $10.491519	92,913,771.231 88,214,890.695 59,306,574.409 18,434,492.325	11,171,168.043 10,488,321.409 6,747,588.753 1,923,319.848
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.430131 $10.639777 $10.242158 $10.000000	$10.715366 $10.430131 $10.639777 $10.242158	8,108,185.282 7,412,878.936 4,694,520.955 1,618,607.230	1,207,976.550 989,793.825 580,152.452 254,689.318
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.725732 $11.261890 $10.973502 $10.000000	$11.081887 $10.725732 $11.261890 $10.973502	27,563,516.359 26,023,451.584 19,834,296.274 6,571,228.797	4,669,714.368 4,982,747.395 3,847,629.433 1,174,019.131
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.094806 $11.616532 $10.892283 $10.000000	$11.407632 $11.094806 $11.616532 $10.892283	8,682,436.920 8,329,407.278 6,715,283.322 2,038,067.991	1,193,889.896 1,039,548.227 885,097.098 333,672.269
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$1.220624 $10.379554 $11.116849 $10.000000	$10.075478 $10.220624 $10.379554 $11.116849	1,173,713.374 905,204.375 398,186.488 109,936.208	153,109.851 89,661.020 31,236.543 6,156.331
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.677777 $14.251112 $13.647750 $10.000000	$15.088414 $15.677777 $14.251112 $13.647750	480,980.965 304,253.707 133,481.154 22,128.499	130,875.644 24,027.587 2,298.094 868.595
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.697900 $11.858446 $10.872281 $10.000000	$12.429084 $11.697900 $11.858446 $10.872281	12,029,262.665 1,750,200.128 274,739.580 78,350.446	1,879,400.175 213,241.130 104,177.057 8,105.229
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.701368 $11.124623 $10.451710 $10.000000	$11.131834 $10.701368 $11.124623 $10.451710	11,452,004.048 10,683,318.371 8,884,589.896 3,647,376.276	1,206,710.083 1,014,625.490 900,285.749 363,358.111
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.559845 $10.924926 $10.179845 $10.000000	$10.942677 $10.559845 $10.924926 $10.179845	5,871,431.061 4,889,845.914 1,579,140.211 624,928.717	813,979.499 519,473.755 174,401.927 38,034.235
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.816892 $11.350744 $10.808186 $10.000000	$11.197710 $10.816892 $11.350744 $10.808186	7,402,425.723 5,536,939.867 1,983,029.316 732,620.732	936,291.616 733,002.344 350,214.248 56,134.232
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.712694 $9.789141 $9.504820 $10.000000	$9.824802 $9.712694 $9.789141 $9.504820	8,384,913.510 6,650,984.685 4,704,987.215 2,266,145.450	1,508,850.263 973,835.975 495,278.990 161,131.774
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.710984 $9.085471 $8.903606 $10.000000	$8.925749 $8.710984 $9.085471 $8.903606	3,242,919.675 2,869,756.696 2,258,495.671 690,784.452	277,032.070 224,880.072 138,604.665 58,498.384
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.040445 $10.417774 $10.186747 $10.000000	$10.173525 $10.040445 $10.417774 $10.186747	4,409,415.909 4,163,327.162 3,183,886.653 1,398,106.099	478,585.598 552,882.139 324,422.935 118,979.550
34

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.134748 $10.985233 $10.781296 $10.000000	$10.200955 $10.134748 $10.985233 $10.781296	7,806,586.717 7,689,285.403 5,428,410.614 2,011,013.610	1,092,420.428 1,104,113.706 860,078.552 216,685.371
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.086856 $10.675473 $10.437709 $10.000000	$10.174287 $10.086856 $10.675473 $10.437709	19,518,423.400 20,140,864.592 19,316,097.476 8,269,991.501	1,697,322.547 1,768,559.551 1,628,220.302 647,314.571
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.097538 $12.600284 $12.165005 $10.000000	$14.426219 $12.097538 $12.600284 $12.165005	814,006.692 647,804.822 362,392.771 125,178.885	96,299.924 61,629.427 37,106.586 6,005.496
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.624458 $13.511598 $12.883957 $10.000000	$14.928581 $13.624458 $13.511598 $12.883957	1,680,511.445 1,182,146.738 635,447.438 196,039.006	190,625.336 107,755.608 57,477.608 10,052.774
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.522517 $12.923675 $11.929958 $10.000000	$13.161792 $12.522517 $12.923675 $11.929958	255,122.117 198,046.926 117,064.680 36,152.179	22,660.476 10,838.771 30,078.660 6,751.852
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.484066 $10.511998 $11.255138 $10.000000	$10.428256 $10.484066 $10.511998 $11.255138	526,576.046 322,195.982 168,484.824 55,865.806	30,647.401 21,734.905 11,562.148 3,504.886
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.782074 $13.096676 $11.971204 $10.000000	$13.950203 $13.782074 $13.096676 $11.971204	822,318.496 557,874.933 270,746.849 118,756.937	212,744.538 92,208.945 23,878.454 4,115.231

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.364376 $11.371714 $10.761224 $10.000000	$11.710586 $11.364376 $11.371714 $10.761224	64,510.196 64,263.104 37,128.764 14,995.732	0.000 0.000 2,670.490 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.030577 $12.995901 $12.028720 $10.000000	$14.308066 $13.030577 $12.995901 $12.028720	138,862.092 123,470.356 92,791.945 35,314.073	31,632.581 27,453.233 24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.636649 $11.643706 $11.208984 $10.000000	$12.548874 $11.636649 $11.643706 $11.208984	525,236.696 368,263.063 293,609.932 138,211.893	11,607.906 7,769.297 4.304 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.839875 $9.956305 $9.595288 $10.000000	$9.984156 $9.839875 $9.956305 $9.595288	1,337,423.821 957,268.026 552,968.936 146,080.294	197,584.875 116,806.127 74,055.305 30,156.996
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.338973 $12.665223 $11.842546 $10.000000	$14.394875 $13.338973 $12.665223 $11.842546	392,092.064 294,898.100 186,803.477 71,129.439	20,793.088 14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.022990 $13.023761 $11.943820 $10.000000	$14.314879 $13.022990 $13.023761 $11.943820	420,329.522 357,581.284 170,921.732 52,765.149	11,397.795 20,740.198 19,939.072 17,557.157
35

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.176872 $10.815068 $11.272124 $10.000000	$10.385062 $10.176872 $10.815068 $11.272124	208,072.831 163,772.248 114,327.791 16,463.971	15,365.966 10,557.027 10,509.620 8,788.363
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.997477 $12.092692 $11.118629 $10.000000	$12.688411 $11.997477 $12.092692 $11.118629	255,057.177 211,502.968 101,808.240 18,532.916	31,955.280 24,303.503 5,420.067 1,571.840
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.113758 $13.210576 $11.968514 $10.000000	$13.966380 $13.113758 $13.210576 $11.968514	492,381.196 426,751.229 311,539.859 100,871.307	56,078.329 41,522.119 28,934.053 12,693.008
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.627883 $12.985456 $12.388426 $10.000000	$13.972369 $12.627883 $12.985456 $12.388426	177,601.004 163,561.017 105,849.851 32,322.823	24,973.518 25,288.670 9,551.853 4,479.211
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.852103 $12.384321 $11.761540 $10.000000	$12.803346 $11.852103 $12.384321 $11.761540	124,980.079 112,986.456 71,885.942 35,644.269	5,749.821 11,039.005 4,860.226 7,281.608
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.795776 $11.091476 $10.699427 $10.000000	$11.299003 $10.795776 $11.091476 $10.699427	50,166.062 28,308.074 9,930.760 6,653.874	2,431.667 2,379.108 778.524 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.425007 $10.589984 $10.167870 $10.000000	$10.511182 $10.425007 $10.589984 $10.167870	1,296,566.839 1,080,862.218 623,127.531 268,509.728	100,139.594 70,004.737 32,762.921 14,090.541
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.699074 $9.810770 $9.923751 $10.000000	$9.588969 $9.699074 $9.810770 $9.923751	2,456,952.601 2,010,638.975 1,443,548.814 899,801.995	515,389.143 1,727,056.057 2,879,830.881 145,828.155
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.719621 $10.273798 $10.031013 $10.000000	$11.050257 $9.719621 $10.273798 $10.031013	365,057.050 264,491.006 130,725.778 46,472.543	25,867.811 15,260.354 10,356.867 7,044.338
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748859 $9.878951 $9.570072 $10.000000	$9.651190 $9.748859 $9.878951 $9.570072	1,335,371.499 697,521.847 609,174.753 520,275.110	192,665.510 120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748859 $9.878951 $9.570072 $10.000000	$9.651190 $9.748859 $9.878951 $9.570072	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.545989 $9.999685	$10.042113 $9.545989	4,928,074.845 1,413,126.571	473,940.331 96,829.920
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.235360 $10.580640 $10.498423 $10.000000	$10.554151 $10.235360 $10.580640 $10.498423	3,349,856.936 2,984,921.195 1,928,571.581 785,477.811	248,346.991 177,112.121 107,274.427 13,158.362
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.317279 $11.695770 $11.549567 $10.000000	$11.839475 $11.317279 $11.695770 $11.549567	81,192.541 94,099.758 36,543.476 2,468.009	10,602.006 7,185.573 1,571.040 5,258.281
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.819148 $11.227145 $11.085692 $10.000000	$11.364591 $10.819148 $11.227145 $11.085692	9,047,990.197 7,018,551.500 4,197,855.111 1,507,985.665	572,781.176 477,975.276 365,069.978 85,215.629
36

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.466234 $10.856149 $10.702435 $10.000000	$10.890701 $10.466234 $10.856149 $10.702435	20,600,851.837 19,562,323.435 16,886.380.920 5,462,160.802	1,314,864.912 1,229,185.209 1,106,523.523 400,013.153
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.235510 $12.870208 $11.630812 $10.000000	$13.860798 $12.235510 $12.870208 $11.630812	138,897.838 61,960.156 25,626.680 7,256.513	31,173.160 22,459.264 15,934.879 4,780.753
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.999057	$10.494991	43,869.130	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.513098 $10.766844 $10.714003 $10.000000	$10.867088 $10.513098 $10.766844 $10.714003	3,129,968.395 810,460.597 108,638.151 32,497.068	249,427.097 61,131.146 19,450.547 13,264.757
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.464171 $9.913106 $9.999055	$9.390991 $9.464171 $9.913106	2,448,449.410 1,453,971.420 76,379.514	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.464171 $10.263258	$9.390991 $9.464171	N/A	115,675.498 82,475.437
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.266777 $9.873176 $9.999055	$9.143803 $9.266777 $9.873176	2,684,953.898 2,064,832.775 92,576.759	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.266777 $10.253316	$9.143803 $9.266777	N/A	183,600.415 78,669.375
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.999057	$10.177835	388,732.490	3,180.765
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.999057	$10.247219	180,001.729	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.857672 $10.996952 $10.587385 $10.000000	$11.260647 $10.857672 $10.996952 $10.587385	7,742,824.084 6,200,833.238 4,320,865.703 1,969,138.867	850,758.710 640,436.437 431,236.557 150,960.379
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.097049 $10.303687 $9.199845 $10.000000	$10.023696 $10.097049 $10.303687 $9.199845	112,403.836 89,543.938 41,164.836 12,860.930	23,432.152 22,376.797 21,172.153 2,560.342
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.067158 $10.379348 $10.582852 $10.000000	$10.059488 $10.067158 $10.379348 $10.582852	2,765,579.377 2,481,388.175 1,482,653.871 545,902.099	246,354.672 218,118.771 166,273.306 46,261.476
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.598380 $11.718211 $10.993018 $10.000000	$11.938410 $11.598380 $11.718211 $10.993018	5,627,498.505 4,122,918.223 2,168,929.879 605,286.567	529,204.466 293,953.434 166,631.869 62,095.414
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.394925 $12.167048 $12.340009 $10.000000	$11.005500 $11.394925 $12.167048 $12.340009	121,166.295 98,052.610 64,211.374 28,463.664	8,956.409 9,836.012 7,724.044 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.010012 $13.665247 $12.590808 $10.000000	$14.556655 $15.010012 $13.665247 $12.590808	160,609.751 140,885.905 81,827.659 51,653.070	12,488.118 7,744.916 3,126.294 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.917483 $9.998717 $9.623381 $10.000000	$10.006379 $9.917483 $9.998717 $9.623381	1,682,104.879 1,210,251.369 655,763.289 199,980.549	186,538.031 115,642.878 78,068.408 5,642.241
37

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.067996 $13.266196 $11.774789 $10.000000	$14.355718 $13.067996 $13.266196 $11.774789	105,740.003 70,126.307 40,675.593 20,179.528	4,432.723 2,807.748 663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.721939 $13.258726 $11.663974 $10.000000	$14.372441 $12.721939 $13.258726 $11.663974	145,199.336 88,619.657 60,493.765 31,965.230	22,528.118 14,411.224 6,344.237 6,129.223
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.456119 $10.619703 $10.107747 $10.000000	$10.770135 $10.456119 $10.619703 $10.107747	9,385,638.157 7,927,091.042 4,822,103.114 1,755,876.651	643,280.579 522,078.436 357,122.600 83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.710585 $11.064219 $10.317071 $10.000000	$10.517546 $10.710585 $11.064219 $10.317071	12,807,077.887 11,210,930.239 5,553,032.401 1,731,470.954	746,852.539 757,872.315 428,082.204 170,898.767
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.020711 $11.486977 $10.741367 $10.000000	$10.787335 $11.020711 $11.486977 $10.741367	4,902,835.025 4,432,074.260 1,630,313.399 534,123.874	553,370.880 453,444.882 222,144.139 68,654.884
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.540233 $10.854242 $10.502044 $10.000000	$10.811064 $10.540233 $10.854242 $10.502044	44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935	3,206,106.038 2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.471975 $10.666439 $10.252434 $10.000000	$10.774463 $10.471975 $10.666439 $10.252434	4,450,403.887 3,706,354.630 2,724,971.946 875,220.175	491,911.299 379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.768739 $11.290100 $10.984499 $10.000000	$11.142987 $10.768739 $11.290100 $10.984499	15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904	4,405,868.528 3,221,577.455 1,422,137.997 312,077.531
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.139325 $11.645646 $10.903208 $10.000000	$11.470549 $11.139325 $11.645646 $10.903208	4,542,652.112 4,503,750.020 3,695,013.317 992,195.452	248,371.369 234,967.166 212,258.917 106,705.872
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.261621 $10.405556 $11.127981 $10.000000	$10.131037 $10.261621 $10.405556 $11.127981	155,959.303 140,136.619 66,623.112 22,301.612	27,841.382 11,797.477 10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.740648 $14.286806 $13.661415 $10.000000	$15.171617 $15.740648 $14.286806 $13.661415	100,597.238 52,384.127 37,151.629 17,726.290	8,250.140 5,912.973 3,776.684 1,728.342
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.744808 $11.888160 $10.883184 $10.000000	$12.497609 $11.744808 $11.888160 $10.883184	6,011,438.332 613,810.316 31,679.289 12,212.154	1,600,191.410 25,697.618 3,915.953 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.706968 $10.402812 $10.221398 $10.000000	$9.789562 $9.706968 $10.402812 $10.221398	41,236.934 32,355.653 11,466.650 2,592.569	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.744289 $11.152500 $10.462191 $10.000000	$11.193211 $10.744289 $11.152500 $10.462191	6,240,137.037 5,660,737.074 4,624,225.559 1,463,697.677	362,355.290 312,740.979 217,229.054 85,934.688
38

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.602192 $10.952289 $10.190054 $10.000000	$11.003018 $10.602192 $10.952289 $10.190054	3,000,803.860 2,187,278.834 828,513.026 318,136.507	163,296.900 107,219.573 55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.860289 $11.379196 $10.819034 $10.000000	$11.259471 $10.860289 $11.379196 $10.819034	2,958,312.185 2,104,820.788 1,025,743.646 399,652.809	369,246.132 299,063.857 150,111.168 52,959.279
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.751636 $9.813662 $9.514350 $10.000000	$9.878967 $9.751636 $9.813662 $9.514350	3,603,596.701 2,789,151.344 2,057,386.825 999,005.652	345,262.575 219,903.010 161,712.401 71,077.327
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.745946 $9.108264 $8.912553 $10.000000	$8.974997 $8.745946 $9.108264 $8.912553	1,197,959.560 992,524.423 634,739.686 245,406.237	93,302.852 69,326.131 45,705.119 11,790.081
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080716 $10.443870 $10.196963 $10.000000	$10.229619 $10.080716 $10.443870 $10.196963	2,529,250.172 2,516,500.446 1,956,366.926 986,485.934	180,744.514 164,805.083 100,636.795 34,113.523
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.175414 $11.012768 $10.792110 $10.000000	$10.257227 $10.175414 $11.012768 $10.792110	3,886,785.438 3,963,221.152 2,772,568.093 1,068,568.547	366,213.855 396,706.155 277,093.187 111,560.626
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.127307 $10.702212 $10.448174 $10.000000	$10.230394 $10.127307 $10.702212 $10.448174	9,953,491.562 10,469,253.134 9,739,945.304 3,730,758.901	679,650.913 688,579.617 551,094.701 253,611.218
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.146057 $12.631853 $12.177203 $10.000000	$14.505763 $12.146057 $12.631853 $12.177203	106,399.063 76,068.916 54,971.042 18,193.980	24,655.707 8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.679092 $13.545434 $12.896853 $10.000000	$15.010885 $13.679092 $13.545434 $12.896853	222,570.486 152,938.437 89,796.826 36,367.237	29,151.814 16,964.161 12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.572718 $12.956027 $11.941909 $10.000000	$13.234335 $12.572718 $12.956027 $11.941909	32,624.463 29,094.605 18,934.105 5,936.209	8,153.055 4,622.312 4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.526120 $10.538329 $11.266414 $10.000000	$10.485763 $10.526120 $10.538329 $11.266414	100,459.052 84,451.892 68,345.199 20,897.827	10,284.983 9,422.672 7,872.892 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.837347 $13.129488 $11.983201 $10.000000	$14.027132 $13.837347 $13.129488 $11.983201	99,262.203 37,981.151 21,928.432 2,268.861	12,491.758 5,988.011 2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.139271 $11.230363 $10.707426 $10.000000	$11.393112 $11.139271 $11.230363 $10.707426	65.214 64.277 811.084 0.000	0.000 0.000 0.000 0.000
39

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.772544 $12.834412 $11.968644 $10.000000	$13.920262 $12.772544 $12.834412 $11.968644	22,176.585 13,887.680 14,624.499 2,369.962	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.406154 $11.498985 $11.152965 $10.000000	$12.208686 $11.406154 $11.498985 $11.152965	31,869.565 13,110.016 8,375.065 1,466.780	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.644934 $9.832499 $9.547280 $10.000000	$9.713438 $9.644934 $9.832499 $9.547280	16,226.527 13,550.909 11,256.709 1,815.406	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.074793 $12.507820 $11.783374 $10.000000	$14.004679 $13.074793 $12.507820 $11.783374	23,099.573 22,991.594 12,226.155 4,230.107	0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.765060 $12.861910 $11.884149 $10.000000	$13.926839 $12.765060 $12.861910 $11.884149	24,888.227 54,230.459 11,316.328 4,909.629	0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.975250 $10.680630 $11.215808 $10.000000	$10.103487 $9.975250 $10.680630 $11.215808	61,724.332 56,199.076 51,256.929 1,229.873	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.759851 $11.942380 $11.063047 $10.000000	$12.344444 $11.759851 $11.942380 $11.063047	48,464.130 36,914.394 14,364.577 1,997.869	0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.854041 $13.046409 $11.908722 $10.000000	$13.587771 $12.854041 $13.046409 $11.908722	20,147.049 20,848.664 14,462.604 1,992.978	0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.377761 $12.824063 $12.326543 $10.000000	$13.593573 $12.377761 $12.824063 $12.326543	21,374.080 3,557.511 5,679.638 2,736.118	0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.617339 $12.230390 $11.702776 $10.000000	$12.456220 $11.617339 $12.230390 $11.702776	15,789.843 16,984.649 9,025.567 886.819	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.581922 $10.953594 $10.645948 $10.000000	$10.992667 $10.581922 $10.953594 $10.645948	7,588.397 2,958.721 4,200.287 550.217	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.218494 $10.458333 $10.117028 $10.000000	$10.226195 $10.218494 $10.458333 $10.117028	15,478.177 15,634.474 16,357.190 3,239.238	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.506929 $9.688788 $9.874119 $10.000000	$9.328962 $9.506929 $9.688788 $9.874119	16,225.984 144,783.598 15,380.422 5,573.634	0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.527080 $10.146079 $9.980853 $10.000000	$10.750689 $9.527080 $10.146079 $9.980853	13,683.032 12,482.790 7,902.719 287.883	1,761.943 1,762.157 1,762.369 1,762.588
40

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.555726 $9.756112 $9.522193 $10.000000	$9.389497 $9.555726 $9.756112 $9.522193	29,344.458 9,279.552 6,050.282 2,022.228	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.555726 $9.756112 $9.522193 $10.000000	$9.389497 $9.555726 $9.756112 $9.522193	7,342.455 21,495.267 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.498051 $9.999480	$9.917245 $9.498051	59,336.296 4,255.608	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.032590 $10.449099 $10.445939 $10.000000	$10.267999 $10.032590 $10.449099 $10.445939	18,591.073 17,918.589 10,973.040 1,519.090	0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.093105 $11.550401 $11.491860 $10.000000	$11.518496 $11.093105 $11.550401 $11.491860	44,233.208 44,956.410 31,917.221 2,392.175	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.604829 $11.087576 $10.648942 $10.000000	$11.056483 $10.604829 $10.721200 $10.648942	415,923.412 328,686.896 251,113.564 173,290.957	9,250.590 10,482.944 10,710.281 13,241.008
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.258913 $10.721200 $11.030283 $10.000000	$10.595439 $10.258913 $11.087576 $11.030283	237,748.293 221,914.899 235,001.326 85,646.318	669.141 1,727.549 10,044.063 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.993179 $12.710268 $11.572700 $10.000000	$13.485080 $11.993179 $12.710268 $11.572700	49,913.703 77,072.382 60,730.462 2,624.079	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.433489	1,293.016	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.304844 $10.633000 $10.660455 $10.000000	$10.572469 $10.304844 $10.633000 $10.660455	29,862.884 19,659.610 21,409.004 11,363.560	0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.383040 $9.902116 $9.998439	$9.241117 $9.383040 $9.902116	44,543.920 43,359.222 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.383040 $10.226444	$9.241117 $9.383040	N/A	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.187326 $9.862222 $9.998439	$8.997858 $9.187326 $9.862222	1,729.897 12,388.665 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.187326 $10.216529	$8.997858 $9.187326	N/A	0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.118180	2,915.905	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.187153	5,135.445	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.642594 $10.860255 $10.534462 $10.000000	$10.955354 $10.642594 $10.860255 $10.534462	78,983.422 60,781.056 43,907.891 9,529.686	8,862.451 9,076.293 9,284.186 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.897032 $10.175588 $9.153815 $10.000000	$9.751973 $9.897032 $10.175588 $9.153815	7,248.894 7,355.846 3,859.222 204.168	628.050 628.126 628.202 628.281
41

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.867739 $10.250325 $10.529969 $10.000000	$9.786759 $9.867739 $10.250325 $10.529969	20,261.118 19,199.829 5,371.619 3,903.920	8,960.425 12,568.084 9,386.223 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.368647 $11.572559 $10.938069 $10.000000	$11.614754 $11.368647 $11.572559 $10.938069	59,166.221 49,816.031 32,783.435 6,600.572	0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.169203 $12.015839 $12.278394 $10.000000	$10.707096 $11.169203 $12.015839 $12.278394	2,036.373 10,483.945 9,494.094 3,585.144	0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.712773 $13.495430 $12.527909 $10.000000	$14.162075 $14.712773 $13.495430 $12.527909	11,541.849 11,886.641 8,448.449 846.776	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.721015 $9.874394 $9.575240 $10.000000	$9.735073 $9.721015 $9.874394 $9.575240	14,549.395 5,104.349 5,252.076 1,005.136	2,365.589 2,365.876 2,366.161 2,366.456
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.809199 $13.101339 $11.715964 $10.000000	$13.966599 $12.809199 $13.101339 $11.715964	72,049.553 2,150.606 7,061.914 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.469993 $13.093960 $11.605686 $10.000000	$13.982875 $12.469993 $13.093960 $11.605686	17,391.410 28,333.408 15,708.208 3,547.942	525.443 525.507 525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.248971 $10.487665 $10.057197 $10.000000	$10.478119 $10.248971 $10.487665 $10.057197	43,842.958 40,711.532 32,100.578 35,485.172	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.498420 $10.926676 $10.265484 $10.000000	$10.232375 $10.498420 $10.926676 $10.265484	136,166.917 115,317.084 59,980.890 25,530.491	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.802412 $11.344192 $10.687674 $10.000000	$10.494866 $10.802412 $11.344192 $10.687674	9,680.316 6,960.974 3,479.643 1,438.175	0.000 1,602.369 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331440 $10.719311 $10.449534 $10.000000	$10.517948 $10.331440 $10.719311 $10.449534	115,510.004 132,776.958 134,939.596 66,841.118	765.794 770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.264536 $10.533842 $10.201181 $10.000000	$10.482347 $10.264536 $10.533842 $10.201181	10,782.479 12,276.695 11,369.144 3,755.106	0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.555422 $11.149760 $10.929605 $10.000000	$10.840879 $10.555422 $11.149760 $10.929605	54,429.895 154,862.404 322,858.268 282,854.970	0.000 1,621.142 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.918676 $11.500897 $10.848708 $10.000000	$11.159568 $10.918676 $11.500897 $10.848708	99,337.135 104,387.475 123,894.119 31,497.804	0.000 0.000 0.000 0.000
42

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.058348 $10.276225 $11.072399 $10.000000	$9.856364 $10.058348 $10.276225 $11.072399	59,282.425 76,411.278 53,613.106 2,797.604	2,214.417 2,214.685 2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.429000 $14.109322 $13.593218 $10.000000	$14.760433 $15.429000 $14.109322 $13.593218	11,395.656 10,874.295 9,517.292 1,952.504	500.149 500.209 500.269 500.331
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.512194 $11.740407 $10.828798 $10.000000	$12.158821 $11.512194 $11.740407 $10.828798	223,355.809 1,333.858 1,378.199 1,040.155	1,109.560 1,109.694 1,109.828 1,109.966
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.531472 $11.013876 $10.409893 $10.000000	$10.889772 $10.531472 $11.013876 $10.409893	102,519.460 90,093.825 81,603.570 43,359.072	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.392183 $10.816153 $10.139103 $10.000000	$10.704716 $10.392183 $10.816153 $10.139103	15,688.425 16,990.580 11,043.253 2,180.229	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.645176 $11.237755 $10.764954 $10.000000	$10.954225 $10.645176 $11.237755 $10.764954	45,913.541 282,128.339 14,290.073 556.157	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.558465 $9.691647 $9.466752 $10.000000	$9.611129 $9.558465 $9.691647 $9.466752	139,061.994 185,477.046 194,889.381 32,790.324	1,201.061 1,201.207 1,201.352 1,201.501
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.572621 $8.994968 $8.867938 $10.000000	$8.731587 $8.572621 $8.994968 $8.867938	8,848.154 9,352.760 11,661.024 8,649.772	620.458 620.533 620.608 620.685
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.881016 $10.314031 $10.145981 $10.000000	$9.952261 $9.881016 $10.314031 $10.145981	15,437.709 18,840.103 3,811.316 2,514.838	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.973829 $10.875866 $10.738168 $10.000000	$9.979113 $9.973829 $10.875866 $10.738168	30,835.310 34,509.771 223,746.841 9,775.439	8,675.011 8,884.706 9,088.615 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.926665 $10.569164 $10.395937 $10.000000	$9.952995 $9.926665 $10.569164 $10.395937	35,735.642 37,220.373 51,906.971 38,791.540	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.905464 $12.474849 $12.116373 $10.000000	$14.112515 $11.905464 $12.474849 $12.116373	4,517.108 5,021.213 8,091.209 2,146.864	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.408199 $13.377124 $12.832468 $10.000000	$14.603993 $13.408199 $13.377124 $12.832468	22,327.009 17,139.038 12,381.004 2,921.469	501.201 501.262 501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.323705 $12.795018 $11.882254 $10.000000	$12.875567 $12.323705 $12.795018 $11.882254	34,287.345 2,116.624 871.220 0.000	0.000 0.000 0.000 0.000
43

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.317588 $10.407336 $11.210143 $10.000000	$10.201465 $10.317588 $10.407336 $11.210143	965.898 51,701.581 50,593.389 935.393	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.563320 $12.966311 $11.923333 $10.000000	$13.646902 $13.563320 $12.966311 $11.923333	1,940.648 44,400.705 48,163.289 0.000	0.000 0.000 0.000 0.000

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.198895 $11.267902 $10.721751 $10.000000	$11.476985 $11.198895 $11.267902 $10.721751	48,353.730 43,641.424 39,361.731 20,225.891	10,396.930 324.989 173.219 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.840773 $12.877240 $11.984631 $10.000000	$14.022532 $12.840773 $12.877240 $11.984631	38,296.056 234,833.954 311,389.903 22,366.172	8,640.050 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.467198 $11.537406 $11.167882 $10.000000	$12.298547 $11.467198 $11.537406 $11.167882	490,120.416 832,093.984 1,021,170.053 38,508.774	54,989.984 56,499.175 47,518.132 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.696552 $9.865372 $9.560048 $10.000000	$9.784941 $9.696552 $9.865372 $9.560048	156,971.590 150,809.018 87,578.639 37,388.566	6,724.773 6,842.554 4,471.593 1,427.989
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.144757 $12.549625 $11.799133 $10.000000	$14.107757 $13.144757 $12.549625 $11.799133	260,265.297 241,270.576 171,896.739 62,601.025	6,321.166 0.000 2,591.919 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.833364 $12.904886 $11.900033 $10.000000	$14.029339 $12.833364 $12.904886 $11.900033	263,154.209 240,353.312 222,652.203 46,067.017	866.943 294.343 294.733 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.028655 $10.716334 $11.230806 $10.000000	$10.177869 $10.028655 $10.716334 $11.230806	141,224.812 112,022.084 110,861.793 26,776.622	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.822694 $11.982257 $11.077851 $10.000000	$12.435171 $11.822694 $11.982257 $11.077851	211,684.056 236,500.341 140,196.806 40,872.660	2,980.521 2,257.697 315.699 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.922704 $13.089927 $11.924618 $10.000000	$13.687606 $12.922704 $13.089927 $11.924618	144,371.593 338,791.784 405,866.615 43,870.000	12,755.688 6,255.046 6,183.539 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.443921 $12.866880 $12.343022 $10.000000	$13.693495 $12.443921 $12.866880 $12.343022	114,396.332 100,367.723 112,740.671 24,986.510	1,509.922 1,218.939 3,219.028 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.679416 $12.271210 $11.718414 $10.000000	$12.547771 $11.679416 $12.271210 $11.718414	35,973.467 30,726.986 22,488.816 17,597.667	0.000 0.000 0.000 0.000
44

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.638550 $10.990212 $10.660185 $10.000000	$11.073573 $10.638550 $10.990212 $10.660185	16,713.734 18,265.474 18,009.869 6,923.531	2,263.279 1,925.611 1,888.432 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.273100 $10.493249 $10.130552 $10.000000	$10.301359 $10.273100 $10.493249 $10.130552	74,164.353 87,591.592 64,496.580 32,345.543	1,690.239 1,695.618 1,334.555 1,362.039
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.557744 $9.721140 $9.887333 $10.000000	$9.397543 $9.557744 $9.721140 $9.887333	576,390.589 425,951.210 145,086.206 170,118.831	0.000 0.000 12,825.590 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.577987 $10.179942 $9.994196 $10.000000	$10.829680 $9.577987 $10.179942 $9.994196	264,475.912 311,225.087 391,614.502 36,469.827	2,160.444 1,261.082 1,058.653 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.606785 $9.788679 $9.534930 $10.000000	$9.458503 $9.606785 $9.788679 $9.534930	350,108.185 92,694.557 37,153.034 15,665.525	1,441.485 6,895.102 1,435.582 1,429.136
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.606785 $9.788679 $9.534930 $10.000000	$9.458503 $9.606785 $9.788679 $9.534930	688,671.518 826,487.850 19,897.936 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.510781 $9.999534	$9.950348 $9.510781	94,603.925 32,067.810	2,047.643 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.086216 $10.483993 $10.459910 $10.000000	$10.343485 $10.086216 $10.483993 $10.459910	282,607.345 344,885.328 211,031.261 67,881.046	3,643.643 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.152369 $11.588948 $11.507218 $10.000000	$11.603137 $11.152369 $11.588948 $11.507218	33,023.966 33,200.678 8,707.303 272.674	7,550.613 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.661503 $11.124607 $11.045046 $10.000000	$11.137751 $10.661503 $11.124607 $11.045046	677,420.411 616,223.902 466,456.736 304,967.975	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.313725 $10.756983 $10.663171 $10.000000	$10.673292 $10.313725 $10.756983 $10.663171	928,093.753 1,090,202.578 984,620.645 439,515.810	31,389.497 33,969.733 36,575.799 13,644.352
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.057250 $12.752670 $11.588159 $10.000000	$13.584159 $12.057250 $12.752670 $11.588159	48,844.717 39,063.966 32,466.842 13,699.963	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998607	$10.449847	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.359899 $10.668485 $10.674703 $10.000000	$10.650154 $10.359899 $10.668485 $10.674703	272,405.514 299,318.498 245,222.461 117,911.290	29,361.972 27,292.510 27,444.338 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.404569 $9.905041 $9.998603	$9.280795 $9.404569 $9.905041	36,222.814 7,570.684 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.404569 $10.236231	$9.280795 $9.404569	N/A	4,515.328 408.905
45

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.208427 $9.865137 $9.998603	$9.036519 $9.208427 $9.865137	63,106.689 55,981.463 5,068.353	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.208427 $10.226314	$9.036519 $9.208427	N/A	6,016.514 2,953.131
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998607	$10.134035	19,098.818	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998607	$10.203130	1,799.807	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.699456 $10.896498 $10.548539 $10.000000	$11.035867 $10.699456 $10.896498 $10.548539	641,981.539 1,070,091.882 1,220,013.241 196,578.173	6,027.377 6,614.375 8,378.796 2,970.057
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.949920 $10.209561 $9.166064 $10.000000	$9.823625 $9.949920 $10.209561 $9.166064	46,612.264 47,199.618 46,371.490 18,021.280	2,903.238 2,864.657 981.892 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.920481 $10.284549 $10.544050 $10.000000	$9.858704 $9.920481 $10.284549 $10.544050	77,942.824 72,891.068 59,978.044 16,310.542	0.000 10,526.005 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.429405 $11.611194 $10.952695 $10.000000	$11.700135 $11.429405 $11.611194 $10.952695	177,736.141 185,809.247 118,866.057 36,406.657	20,595.724 2,935.348 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.228873 $12.055926 $12.294781 $10.000000	$10.785782 $11.228873 $12.055926 $12.294781	22,483.735 32,417.770 20,474.406 13,319.169	2,662.707 2,255.355 2,181.573 1,466.627
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.791372 $13.540467 $12.544643 $10.000000	$14.266135 $14.791372 $13.540467 $12.544643	18,932.796 20,601.056 14,132.238 5,088.874	1,883.700 1,656.739 1,675.033 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.772973 $9.907375 $9.588054 $10.000000	$9.806624 $9.772973 $9.907375 $9.588054	281,809.908 93,990.865 60,842.207 19,287.425	8,283.294 5,427.576 5,116.567 3,013.827
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.877634 $13.145060 $11.731616 $10.000000	$14.069218 $12.877634 $13.145060 $11.731616	14,641.533 17,568.139 12,805.714 279.428	7,286.308 6,806.249 6,842.272 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.536602 $13.137653 $11.621198 $10.000000	$14.085605 $12.536602 $13.137653 $11.621198	155,210.831 466,359.330 635,812.313 27,042.732	1,696.106 1,157.534 1,158.864 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.303757 $10.522686 $10.070649 $10.000000	$10.555146 $10.303757 $10.522686 $10.070649	349,483.270 312,588.757 282,217.982 110,084.606	161,336.864 159,318.601 158,925.183 77,264.351
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.554510 $10.963155 $10.279209 $10.000000	$10.307580 $10.554510 $10.963155 $10.279209	524,222.586 530,561.984 411,312.058 139,757.438	11,561.266 8,698.777 2,499.433 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.860145 $11.382071 $10.701973 $10.000000	$10.572012 $10.860145 $11.382071 $10.701973	213,560.981 197,022.000 94,166.615 31,940.498	4,359.678 2,219.452 915.966 0.000
46

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.386658 $10.755101 $10.463511 $10.000000	$10.595249 $10.386658 $10.755101 $10.463511	1,444,011.973 1,567,169.738 1,699,526.002 723,202.827	60,674.616 61,922.614 43,730.432 23,716.302
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.319392 $10.569014 $10.214822 $10.000000	$10.559389 $10.319392 $10.569014 $10.214822	455,401.740 520,094.041 474,118.400 261,038.089	12,617.595 5,389.859 6,219.625 2,698.420
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611837 $11.186986 $10.944217 $10.000000	$10.920571 $10.611837 $11.186986 $10.944217	629,343.614 613,580.643 731,263.653 349,322.897	17,359.804 26,165.206 97,005.382 10,030.854
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.977013 $11.539282 $10.863207 $10.000000	$11.241574 $10.977013 $11.539282 $10.863207	182,359.072 206,249.557 172,763.213 29,234.133	1,490.023 1,511.728 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.112097 $10.310526 $11.087194 $10.000000	$9.928806 $10.112097 $10.310526 $11.087194	57,408.209 54,212.042 34,404.191 20,071.429	8,227.255 7,966.734 7,765.188 2,216.473
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.511408 $14.156391 $13.611367 $10.000000	$14.868862 $15.511408 $14.156391 $13.611367	18,322.051 10,469.215 4,818.896 0.000	6,045.326 5,938.136 6,003.167 1,456.851
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.573700 $11.779587 $10.843264 $10.000000	$12.248161 $11.573700 $11.779587 $10.843264	175,001.198 85,561.599 28,266.285 5,571.675	8,116.426 10,966.795 14,327.968 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.587734 $11.050631 $10.423803 $10.000000	$10.969780 $10.587734 $11.050631 $10.423803	604,407.514 625,849.894 229,119.005 73,827.792	2,822.770 2,496.333 610.911 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.447704 $10.852257 $10.152664 $10.000000	$10.783373 $10.447704 $10.852257 $10.152664	215,883.374 117,232.528 88,370.045 49,101.141	2,247.857 2,186.501 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.702046 $11.275259 $10.779351 $10.000000	$11.034708 $10.702046 $11.275259 $10.779351	735,452.358 408,370.070 61,935.403 8,555.799	1,892.633 1,892.633 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.609539 $9.724006 $9.479421 $10.000000	$9.681770 $9.609539 $9.724006 $9.479421	513,408.883 331,157.826 287,844.167 185,405.345	2,016.225 605.028 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.618460 $9.025014 $8.879813 $10.000000	$8.795789 $8.618460 $9.025014 $8.879813	74,073.075 79,023.958 32,313.589 11,600.946	5,568.167 5,349.760 4,961.695 1,530.922
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.933817 $10.348459 $10.159541 $10.000000	$10.025411 $9.933817 $10.348459 $10.159541	161,873.997 175,550.755 110,156.950 28,901.122	12,653.061 16,667.846 16,768.825 3,381.517
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.027127 $10.912171 $10.752519 $10.000000	$10.052457 $10.027127 $10.912171 $10.752519	181,920.662 280,220.235 213,515.428 60,262.514	3,851.397 3,510.570 13,430.498 10,128.852
47

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.979738 $10.604463 $10.409842 $10.000000	$10.026166 $9.979738 $10.604463 $10.409842	551,059.135 614,123.472 566,702.974 211,459.429	51,673.192 52,685.235 50,723.623 52,402.361
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.969091 $12.516487 $12.132561 $10.000000	$14.216232 $11.969091 $12.516487 $12.132561	25,538.504 25,780.890 20,900.007 2,094.124	241.776 151.601 81.818 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.479844 $13.421772 $12.849602 $10.000000	$14.711320 $13.479844 $13.421772 $12.849602	89,645.625 76,636.263 70,186.223 20,094.896	7,911.026 1,072.719 1,824.356 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.389572 $12.837727 $11.898128 $10.000000	$12.970207 $12.389572 $12.837727 $11.898128	10,015.956 8,962.224 8,226.596 2,466.810	2,129.896 2,148.283 2,165.479 2,183.978
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.372750 $10.442092 $11.225128 $10.000000	$10.276454 $10.372750 $10.442092 $11.225128	21,062.668 14,639.665 5,767.298 1,461.765	81.661 81.979 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.635788 $13.009597 $11.939274 $10.000000	$13.747182 $13.635788 $13.009597 $11.939274	17,986.463 21,700.366 17,177.564 2,489.387	0.000 0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243720 $11.296085 $10.732499 $10.000000	$11.540175 $11.243720 $11.296085 $10.732499	2,741.431 12,807.200 5,553.633 2,156.303	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.892265 $12.909499 $11.996639 $10.000000	$14.099849 $12.892265 $12.909499 $11.996639	22,548.836 14,252.584 7,935.036 4,707.190	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.513188 $11.566317 $11.179081 $10.000000	$12.366315 $11.513188 $11.566317 $11.179081	168,926.868 137,520.798 89,492.556 52,330.532	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.735457 $9.890107 $9.569654 $10.000000	$9.838869 $9.735457 $9.890107 $9.569654	89,728.456 87,723.434 32,949.609 5,569.473	12,396.673 10,468.592 5,395.728 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.197463 $12.581044 $11.810950 $10.000000	$14.185476 $13.197463 $12.581044 $11.810950	51,111.871 63,421.328 29,999.823 9,822.023	289.216 294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.884838 $12.937215 $11.911959 $10.000000	$14.106650 $12.884838 $12.937215 $11.911959	75,598.188 56,946.575 43,576.593 17,099.440	287.440 289.454 291.339 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.068886 $10.743192 $11.242065 $10.000000	$10.233969 $10.068886 $10.743192 $11.242065	49,936.372 51,991.508 17,623.802 6,137.813	0.000 0.000 0.000 0.000
48

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.870091 $12.012257 $11.088942 $10.000000	$12.503722 $11.870091 $12.012257 $11.088942	87,329.922 97,150.074 45,266.437 6,173.877	308.532 310.695 312.718 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.974545 $13.122735 $11.936588 $10.000000	$13.763096 $12.974545 $13.122735 $11.936588	73,112.039 52,470.617 15,545.543 4,030.545	1,011.318 1,132.759 758.999 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.493814 $12.899104 $12.355386 $10.000000	$13.768988 $12.493814 $12.899104 $12.355386	16,577.710 21,509.127 7,244.043 3,171.412	325.610 385.102 385.162 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.726267 $12.301966 $11.730167 $10.000000	$12.616969 $11.726267 $12.301966 $11.730167	23,909.182 10,415.388 4,087.661 1,989.725	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.681140 $11.017704 $10.670871 $10.000000	$11.134549 $10.681140 $11.017704 $10.670871	2,020.197 2,414.591 0.000 0.000	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.314323 $10.519547 $10.140718 $10.000000	$10.358183 $10.314323 $10.519547 $10.140718	13,208.582 9,903.208 14,852.396 9,430.201	1,235.062 1,222.035 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.596085 $9.745501 $9.897251 $10.000000	$9.449371 $9.596085 $9.745501 $9.897251	179,750.093 267,977.491 177,829.583 57,870.277	70,911.698 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.616416 $10.205471 $10.004232 $10.000000	$10.889413 $9.616416 $10.205471 $10.004232	156,238.618 29,729.935 16,132.074 84,301.392	2,222.810 2,780.558 3,183.280 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.645334 $9.813221 $9.544504 $10.000000	$9.510672 $9.645334 $9.813221 $9.544504	56,371.016 54,507.681 21,000.087 4,015.540	585.419 660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.645334 $9.813221 $9.544504 $10.000000	$9.510672 $9.645334 $9.813221 $9.544504	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.520377 $9.999575	$9.975299 $9.520377	64,295.601 13,296.823	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.126669 $10.510264 $10.470392 $10.000000	$10.400509 $10.126669 $10.510264 $10.470392	176,370.578 169,174.858 88,596.478 22,048.721	1,129.945 3,139.988 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.197108 $11.617978 $11.518746 $10.000000	$11.667122 $11.197108 $11.617978 $11.518746	18,886.927 15,933.930 483.900 146.083	0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.704255 $11.152466 $11.056109 $10.000000	$11.199156 $10.704255 $11.152466 $11.056109	158,958.680 131,727.992 127,852.270 77,657.082	35,210.815 35,832.760 36,394.358 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.355097 $10.783940 $10.673869 $10.000000	$10.732155 $10.355097 $10.783940 $10.673869	433,109.054 457,959.874 410,630.463 132,252.082	3,569.883 4,088.988 1,022.259 0.000
49

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.105616 $12.784634 $11.599780 $10.000000	$13.659064 $12.105616 $12.784634 $11.599780	15,159.692 50,522.740 9,753.405 1,392.000	669.243 777.331 777.453 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.997730	$10.462139	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.401473 $10.695234 $10.685410 $10.000000	$10.708906 $10.401473 $10.695234 $10.685410	134,567.914 76,694.189 43,812.597 5,265.608	1,987.534 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.420789 $9.907237 $9.998726	$9.310733 $9.420789 $9.907237	49,166.076 22,238.265 3,635.599	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.420789 $10.243593	$9.310733 $9.420789	N/A	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.224296 $9.867326 $9.998726	$9.065662 $9.224296 $9.867326	27,486.758 21,892.041 808.923	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.224296 $10.233669	$9.065662 $9.224296	N/A	0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.145964	67,475.295	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.215127	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.742386 $10.923812 $10.559125 $10.000000	$11.096738 $10.742386 $10.923812 $10.559125	170,766.879 145,456.744 109,425.734 30,702.750	7,984.069 8,445.328 6,677.203 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.989838 $10.235148 $9.175268 $10.000000	$9.877808 $9.989838 $10.235148 $9.175268	15,595.888 20,495.349 16,043.348 2,015.854	979.249 1,193.880 1,216.213 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.960266 $10.310315 $10.554614 $10.000000	$9.913060 $9.960266 $10.310315 $10.554614	60,360.153 73,111.496 53,256.851 31,673.43	574.131 556.287 242.067 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.475244 $11.640283 $10.963675 $10.000000	$11.764634 $11.475244 $11.640283 $10.963675	136,626.769 92,080.294 120,296.791 19,062.820	12,330.354 7,372.080 3,414.034 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.273923 $12.086135 $12.307103 $10.000000	$10.845268 $11.273923 $12.086135 $12.307103	6,109.114 5,627.325 3,678.608 329.927	189.288 178.016 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.850690 $13.574386 $12.557212 $10.000000	$14.344791 $14.850690 $13.574386 $12.557212	14,929.452 5,671.512 552.452 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.812179 $9.932205 $9.597673 $10.000000	$9.860706 $9.812179 $9.932205 $9.597673	99,726.426 106,918.268 38,124.746 5,378.683	8,694.268 10,410.415 9,610.275 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.929273 $13.177987 $11.743375 $10.000000	$14.146793 $12.929273 $13.177987 $11.743375	9,342.680 10,064.606 9,530.887 0.000	0.000 0.000 0.000 0.000
50

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.586881 $13.170557 $11.632849 $10.000000	$14.163268 $12.586881 $13.170557 $11.632849	43,903.665 23,323.909 7,403.883 156.987	0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345073 $10.549045 $10.080743 $10.000000	$10.613339 $10.345073 $10.549045 $10.080743	186,613.713 183,539.037 104,355.949 66,087.751	11,644.093 9,888.293 3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.596853 $10.990632 $10.289523 $10.000000	$10.364433 $10.596853 $10.990632 $10.289523	214,027.261 218,299.567 149,717.012 27,869.605	6,530.695 4,858.697 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.903712 $11.410590 $10.712700 $10.000000	$10.630326 $10.903712 $11.410590 $10.712700	89,877.823 76,613.626 100,166.539 39,877.094	2,653.203 858.953 1,047.496 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428317 $10.782050 $10.474011 $10.000000	$10.653678 $10.428317 $10.782050 $10.474011	910,891.536 949,981.197 756,398.166 324,141.525	18,240.221 14,994.955 6,004.898 967.149
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.360784 $10.595495 $10.225070 $10.000000	$10.617622 $10.360784 $10.595495 $10.225070	229,174.584 205,998.456 161,988.229 37,130.072	1,752.968 3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.654401 $11.215008 $10.955190 $10.000000	$10.980787 $10.654401 $11.215008 $10.955190	623,328.688 584,338.294 355,693.450 110,614.547	7,048.273 799.486 149,063.309 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.021035 $11.568193 $10.874107 $10.000000	$11.303557 $11.021035 $11.568193 $10.874107	117,475.359 108,779.796 124,778.925 37,368.919	0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.152656 $10.336362 $11.098302 $10.000000	$9.983555 $10.152656 $10.336362 $11.098302	18,297.854 23,280.131 6,939.289 903.481	0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.573594 $14.191846 $13.625003 $10.000000	$14.950833 $15.573594 $14.191846 $13.625003	10,211.334 5,984.069 393.752 0.000	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.620118 $11.809098 $10.854138 $10.000000	$12.315698 $11.620118 $11.809098 $10.854138	147,317.771 29,516.202 5,327.031 2,974.733	0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.623585 $10.354805 $10.215014 $10.000000	$9.666834 $9.623585 $10.354805 $10.215014	8,399.518 11,223.868 5,964.134 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.630220 $11.078331 $10.434264 $10.000000	$11.030293 $10.630220 $11.078331 $10.434264	166,131.972 146,988.935 116,215.786 41,882.250	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.489611 $10.879444 $10.162845 $10.000000	$10.842840 $10.489611 $10.879444 $10.162845	93,465.257 75,831.021 43,398.269 13,289.079	6,955.768 589.586 0.000 0.000
51

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.744969 $11.303506 $10.790157 $10.000000	$11.095568 $10.744969 $11.303506 $10.790157	121,192.585 65,287.162 64,301.331 12,497.564	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.648092 $9.748372 $9.488936 $10.000000	$9.735160 $9.648092 $9.748372 $9.488936	179,133.609 334,930.695 78,988.610 40,575.761	12,598.937 13,904.078 6,251.694 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.653038 $9.047631 $8.888722 $10.000000	$8.844304 $8.653038 $9.047631 $8.888722	34,229.119 30,022.819 29,546.822 3,909.024	1,612.076 1,727.072 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.973675 $10.374400 $10.169739 $10.000000	$10.080708 $9.973675 $10.374400 $10.169739	139,727.715 187,854.028 113,636.988 21,828.140	16,076.958 18,655.091 18,585.263 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.067354 $10.939516 $10.763305 $10.000000	$10.107891 $10.067354 $10.939516 $10.763305	98,205.322 120,935.491 181,838.536 109,908.889	4,020.407 4,315.964 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.019770 $10.631028 $10.420282 $10.000000	$10.081462 $10.019770 $10.631028 $10.420282	181,160.733 203,350.620 448,470.986 260,344.268	949.986 958.015 962.450 971.503
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.017108 $12.547857 $12.144720 $10.000000	$14.294641 $12.017108 $12.547857 $12.144720	23,135.367 8,966.611 4,027.812 2,464.500	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.533883 $13.455383 $12.862470 $10.000000	$14.792423 $13.533883 $13.455383 $12.862470	33,204.216 34,626.149 4,739.599 2,044.119	0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.439251 $12.869880 $11.910049 $10.000000	$13.041728 $12.439251 $12.869880 $11.910049	257.730 378.394 193.601 198.556	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.414353 $10.468245 $11.236370 $10.000000	$10.333137 $10.414353 $10.468245 $11.236370	4,974.538 4,396.490 4,225.344 417.455	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.690475 $13.042186 $11.951240 $10.000000	$13.822992 $13.690475 $13.042186 $11.951240	9,902.225 18,278.127 813.825 814.652	0.000 0.000 0.000 0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.154150 $11.239736 $10.711007 $10.000000	$11.414028 $11.154150 $11.239736 $10.711007	36,296.988 38,774.667 32,982.190 23,950.748	2,681.622 4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.789581 $12.845122 $11.972638 $10.000000	$13.945752 $12.789581 $12.845122 $11.972638	152,267.824 160,443.699 151,531.231 30,535.530	48,460.093 45,730.028 48,509.167 19,817.027
52

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.421386 $11.508571 $11.156691 $10.000000	$12.231100 $11.421386 $11.508571 $11.156691	590,660.929 557,101.706 467,645.277 124,246.861	5,975.301 9,451.664 5,922.102 4,991.738
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.657794 $9.840701 $9.550465 $10.000000	$9.731249 $9.657794 $9.840701 $9.550465	328,182.100 336,145.838 273,898.421 68,273.201	39,686.120 44,083.958 38,552.809 14,989.456
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.092247 $12.518255 $11.787317 $10.000000	$14.030392 $13.092247 $12.518255 $11.787317	444,935.154 368,233.744 199,745.633 61,268.689	75,560.671 69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.782103 $12.872635 $11.888121 $10.000000	$13.952421 $12.782103 $12.872635 $11.888121	693,870.342 646,618.326 456,920.276 130,249.623	23,405.783 19,840.651 14,488.554 8,566.638
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.988567 $10.689533 $11.219555 $10.000000	$10.122025 $9.988567 $10.689533 $11.219555	296,832.160 280,693.682 169,039.393 32,094.277	80,498.891 79,056.314 75,437.299 8,491.946
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.775555 $11.952351 $11.066747 $10.000000	$12.367062 $11.775555 $11.952351 $11.066747	206,713.838 191,456.929 147,271.196 25,153.215	9,318.948 10,357.981 13,453.705 1,847.105
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.871210 $13.057295 $11.912701 $10.000000	$13.612683 $12.871210 $13.057295 $11.912701	537,849.388 523,199.437 304,049.444 81,347.031	93,387.443 94,588.123 87,394.017 25,699.180
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.394293 $12.834781 $12.330676 $10.000000	$13.618496 $12.394293 $12.834781 $12.330676	257,223.618 219,097.441 206,195.744 83,753.785	49,173.722 44,531.236 34,411.038 13,532.459
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.632854 $12.240598 $11.706687 $10.000000	$12.479053 $11.632854 $12.240598 $11.706687	180,780.575 178,766.989 123,245.933 49,713.463	18,914.206 13,016.198 8,908.250 5,504.695
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.596048 $10.962738 $10.649503 $10.000000	$11.012849 $10.596048 $10.962738 $10.649503	33,736.458 39,974.074 37,745.862 9,092.358	908.425 952.221 960.284 732.635
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.232148 $10.467068 $10.120413 $10.000000	$10.244944 $10.232148 $10.467068 $10.120413	306,650.679 336,477.596 149,814.109 87,419.820	85,655.987 113,440.933 105,763.039 29,544.161
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.519630 $9.696876 $9.877422 $10.000000	$9.346067 $9.519630 $9.696876 $9.877422	518,229.971 333,425.732 479,584.358 398,611.180	115,811.529 29,952.964 24,837.700 95,562.423
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.539785 $10.154538 $9.984180 $10.000000	$10.770381 $9.539785 $10.154538 $9.984180	372,498.550 307,625.670 294,977.180 195,118.293	16,268.541 20,226.528 2,053.186 15,287.601
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	411,332.623 351,939.959 416,100.039 152,068.066	16,149.363 12,871.488 50,655.335 51,066.420
53

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	337,464.720 323,564.669 45,378.206 0.000	478,652.537 375,370.469 56,762.344 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.501238 $9.999493	$9.925511 $9.501238	438,505.663 103,968.948	76,511.841 43,301.801
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.045997 $10.457830 $10.449437 $10.000000	$10.286836 $10.045997 $10.457830 $10.449437	556,190.158 539,950.936 489,159.798 112,218.837	61,821.830 63,812.675 58,005.134 31,598.773
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.107903 $11.560026 $11.495701 $10.000000	$11.539582 $11.107903 $11.560026 $11.495701	145,138.043 147,706.178 117,552.744 19,084.184	27,791.560 4,182.492 214.319 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.618972 $11.096827 $11.033969 $10.000000	$11.076736 $10.618972 $11.096827 $11.033969	2,824,898.682 2,978,798.721 2,336,345.737 885,183.766	370,632.160 395,239.177 333,872.109 218,920.095
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.272607 $10.730141 $10.652493 $10.000000	$10.614849 $10.272607 $10.730141 $10.652493	4,212,692.245 4,537,222.835 4,547,958.554 1,812,160.186	414,106.794 414,447.113 428,534.264 157,873.589
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.009190 $12.720876 $11.576563 $10.000000	$13.509790 $12.009190 $12.720876 $11.576563	158,113.687 173,919.348 100,807.294 34,318.997	21,766.591 23,186.239 23,603.245 6,453.372
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.437566	13,790.532	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318589 $10.641864 $10.664010 $10.000000	$10.591830 $10.318589 $10.641864 $10.664010	893,420.819 641,333.221 414,574.278 152,124.030	181,332.847 161,307.416 173,629.067 27,743.504
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.388423 $9.902841 $9.998480	$9.251011 $9.388423 $9.902841	213,634.578 158,136.200 4,250.019	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.388423 $10.228890	$9.251011 $9.388423	N/A	10,954.437 1,351.212
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.192601 $9.862946 $9.998480	$9.007495 $9.192601 $9.862946	368,540.425 392,075.205 17,663.371	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.192601 $10.218976	$9.007495 $9.192601	N/A	16,619.908 30,672.289
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.122115	29,792.686	16,935.535
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.191125	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.656801 $10.869310 $10.537980 $10.000000	$10.975426 $10.656801 $10.869310 $10.537980	1,610,649.691 1,644,846.465 1,484,483.311 622,413.183	165,703.256 177,324.025 132,269.972 67,683.110
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.910229 $10.184071 $9.156876 $10.000000	$9.769816 $9.910229 $10.184071 $9.156876	172,181.624 180,201.055 131,337.396 41,240.898	86,212.350 89,396.367 88,911.436 16,648.378
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.880917 $10.258883 $10.533491 $10.000000	$9.804695 $9.880917 $10.258883 $10.533491	784,382.375 891,155.155 611,357.354 265,879.539	293,289.895 298,712.997 175,770.666 55,898.626
54

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.383838 $11.582224 $10.941727 $10.000000	$11.636059 $11.383838 $11.582224 $10.941727	1,479,847.465 1,336,940.830 730,541.910 283,387.831	183,503.267 150,647.483 103,780.502 55,481.023
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.184105 $12.025854 $12.282490 $10.000000	$10.726709 $11.184105 $12.025854 $12.282490	60,150.171 71,423.580 50,751.746 25,495.762	33,033.523 34,653.585 34,595.793 10,760.839
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.732426 $13.506693 $12.532091 $10.000000	$14.188028 $14.732426 $13.506693 $12.532091	172,965.403 138,703.909 63,988.103 29,068.706	5,104.702 5,774.351 7,161.315 224.468
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.733985 $9.882637 $9.578442 $10.000000	$9.752899 $9.733985 $9.882637 $9.578442	404,410.283 356,338.164 249,919.458 75,650.356	56,679.803 43,044.476 34,878.879 8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.826282 $13.112257 $11.719868 $10.000000	$13.992167 $12.826282 $13.112257 $11.719868	133,310.241 122,790.919 119,833.474 106,018.564	45,278.170 62,335.484 80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.486620 $13.104874 $11.609569 $10.000000	$14.008471 $12.486620 $13.104874 $11.609569	299,110.256 273,711.033 191,132.350 64,552.937	84,952.190 66,706.739 69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.262666 $10.496420 $10.060561 $10.000000	$10.497339 $10.262666 $10.496420 $10.060561	1,611,550.399 1,536,007.541 1,100,174.502 591,414.118	128,715.629 130,866.803 124,206.970 49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.512445 $10.935810 $10.268922 $10.000000	$10.251137 $10.512445 $10.935810 $10.268922	1,907,085.697 1,734,729.547 1,171,194.793 505,160.442	159,838.955 203,611.401 203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.816840 $11.353665 $10.691252 $10.000000	$10.514106 $10.816840 $11.353665 $10.691252	1,539,685.735 1,725,348.621 1,048,124.518 464,201.951	444,880.675 413,289.245 210,760.230 30,827.475
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345237 $10.728264 $10.453037 $10.000000	$10.537220 $10.345237 $10.728264 $10.453037	5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711	648,392.356 736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.278238 $10.542635 $10.204584 $10.000000	$10.501545 $10.278238 $10.542635 $10.204584	573,813.629 595,022.369 456,655.384 140,874.387	70,424.600 73,851.263 50,359.526 20,431.164
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.569519 $11.159064 $10.933258 $10.000000	$10.860752 $10.569519 $11.159064 $10.933258	3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721	765,687.520 796,806.671 951,079.397 450,363.944
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.933243 $11.510485 $10.852328 $10.000000	$11.180007 $10.933243 $11.510485 $10.852328	998,721.027 1,042,284.137 969,212.473 339,896.373	109,702.192 115,882.560 125,950.825 16,136.459
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.071777 $10.284791 $11.076094 $10.000000	$9.874429 $10.071777 $10.284791 $11.076094	201,358.961 225,639.976 133,864.494 55,617.989	20,589.681 21,136.268 17,333.970 6,627.012
55

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.449590 $14.121087 $13.597759 $10.000000	$14.787467 $15.449590 $14.121087 $13.597759	43,795.921 53,733.185 32,194.273 9,347.744	7,264.446 7,749.636 6,489.707 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.527559 $11.750201 $10.832406 $10.000000	$12.181103 $11.527559 $11.750201 $10.832406	1,222,006.379 214,416.312 35,764.905 2,925.072	210,712.390 2,942.118 2,533.218 7.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.545529 $11.023068 $10.413369 $10.000000	$10.909723 $10.545529 $11.023068 $10.413369	1,212,579.781 1,104,503.163 1,111,493.247 447,863.188	125,724.529 72,926.658 65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.406055 $10.825170 $10.142494 $10.000000	$10.724327 $10.406055 $10.825170 $10.142494	268,052.240 216,520.881 197,003.768 63,851.665	34,896.609 14,784.489 14,755.873 5,853.786
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.659382 $11.247124 $10.768556 $10.000000	$10.974285 $10.659382 $11.247124 $10.768556	701,685.294 939,184.275 361,640.186 126,163.176	104,238.197 281,353.122 61,063.250 27,524.767
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.571222 $9.699736 $9.469916 $10.000000	$9.628744 $9.571222 $9.699736 $9.469916	877,052.902 855,911.939 695,135.185 406,244.058	179,600.327 150,519.160 137,904.954 44,220.768
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.584091 $9.002487 $8.870906 $10.000000	$8.747617 $8.584091 $9.002487 $8.870906	315,828.949 300,321.392 262,887.081 94,596.042	27,792.018 28,559.207 31,462.937 16,760.130
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.894194 $10.322630 $10.149364 $10.000000	$9.970486 $9.894194 $10.322630 $10.149364	253,863.733 270,923.798 220,958.529 145,292.804	36,209.741 41,751.028 45,720.281 19,152.741
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987134 $10.884932 $10.741760 $10.000000	$9.997379 $9.987134 $10.884932 $10.741760	1,349,737.774 1,471,942.755 1,624,608.196 556,119.893	516,905.159 575,410.723 483,253.655 201,574.461
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.939946 $10.577994 $10.399412 $10.000000	$9.971254 $9.939946 $10.577994 $10.399412	1,822,392.721 1,928,301.761 1,810,558.628 969,298.909	225,645.497 230,832.097 249,831.161 193,081.112
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.921370 $12.485262 $12.120421 $10.000000	$14.138380 $11.921370 $12.485262 $12.120421	174,257.031 133,590.169 93,338.730 36,267.066	37,363.813 34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.426091 $13.388277 $12.836738 $10.000000	$14.630748 $13.426091 $13.388277 $12.836738	251,818.788 244,212.580 209,993.651 76,374.754	63,848.804 57,911.681 57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.340155 $12.805686 $11.886217 $10.000000	$12.899171 $12.340155 $12.805686 $11.886217	41,464.006 49,820.000 29,753.079 17,600.467	18,471.343 18,286.272 21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331375 $10.416026 $11.213892 $10.000000	$10.220167 $10.331375 $10.416026 $11.213892	76,417.141 71,351.315 56,231.083 10,364.029	23,633.717 24,793.661 27,907.096 10,715.341
56

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.581429 $12.977138 $11.927318 $10.000000	$13.671914 $13.581429 $12.977138 $11.927318	97,923.113 108,455.891 71,042.619 35,679.078	19,004.724 17,288.377 18,539.715 8,665.049

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.213835 $11.277288 $10.725322 $10.000000	$11.497994 $11.213835 $11.277288 $10.725322	209,774.588 205,920.314 152,756.274 56,486.277	4,873.332 4,888.211 6,217.435 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.857915 $12.887985 $11.988638 $10.000000	$14.048268 $12.857915 $12.887985 $11.988638	818,236.223 751,013.016 539,089.078 147,178.697	46,084.575 41,463.372 20,510.543 1,695.662
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.482506 $11.547038 $11.171618 $10.000000	$12.321080 $11.482506 $11.547038 $11.171618	1,500,270.625 1,177,244.433 833,877.928 232,056.438	422,247.468 321,613.538 130,945.965 10,243.815
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.709513 $9.873617 $9.563258 $10.000000	$9.802879 $9.709513 $9.873617 $9.563258	1,209,822.380 1,003,603.495 742,820.206 262,512.916	114,574.536 65,091.882 31,626.964 3,738.658
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.162311 $12.560096 $11.803072 $10.000000	$14.133611 $13.162311 $12.560096 $11.803072	1,569,912.592 1,311,182.798 932,625.503 269,293.365	802,942.499 780,576.123 703,050.297 133,586.501
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.850493 $12.915654 $11.904007 $10.000000	$14.055048 $12.850493 $12.915654 $11.904007	1,644,795.067 1,437,930.245 1,147,723.314 401,760.499	472,855.742 487,660.569 417,952.422 143,570.284
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.042032 $10.725270 $11.234562 $10.000000	$10.196511 $10.042032 $10.725270 $11.234562	1,514,714.957 1,066,955.240 789,224.421 243,349.442	383,595.067 371,375.272 250,442.413 69,312.739
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.838471 $11.992238 $11.081541 $10.000000	$12.457995 $11.838471 $11.992238 $11.081541	872,804.716 820,924.406 374,891.990 96,971.498	65,239.700 87,634.908 60,819.881 5,164.836
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.939961 $13.100859 $11.928611 $10.000000	$13.712741 $12.939961 $13.100859 $11.928611	1,811,646.319 1,636,479.143 1,191,612.284 226,325.742	633,514.853 612,988.522 474,559.936 30,209.211
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.460505 $12.877596 $12.347138 $10.000000	$13.718602 $12.460505 $12.877596 $12.347138	834,498.510 786,988.063 664,468.037 116,986.679	590,907.643 597,913.642 509,792.218 28,735.814
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.695015 $12.281457 $11.722328 $10.000000	$12.570812 $11.695015 $12.281457 $11.722328	475,172.893 438,809.742 344,271.416 59,349.035	385,420.876 386,744.398 350,294.747 4,148.494
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.652772 $10.999388 $10.663753 $10.000000	$11.093887 $10.652772 $10.999388 $10.663753	77,192.453 80,168.178 47,459.645 16,632.257	1,360,509 1,370.985 1,051.756 0.000
57

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.286837 $10.502019 $10.133949 $10.000000	$10.320288 $10.286837 $10.502019 $10.133949	970,302,033 969,398.301 894,990.652 356,124.159	75,944.883 110,254.095 108,513.253 36,927.656
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.570501 $9.729250 $9.890633 $10.000000	$9.414789 $9.570501 $9.729250 $9.890633	2,529,140.266 2,191,978.940 1,419,900.456 1,727,691.484	129,060.785 389,923.770 391,276.499 293,788.763
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.590778 $10.188441 $9.997538 $10.000000	$10.849566 $9.590778 $10.188441 $9.997538	1,438,179.377 1,784,931.787 1,401,951.811 1,842,017.360	44,590.277 39,946.977 18,505.279 1,383.488
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	607,053.126 591,510.272 743,361.179 646,518.867	377,869.271 528,590.947 421,655.821 174,629.578
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	4,873,405.326 3,992,056.770 593,754.936 3,482.845	1,295,977.828 1,025,013.520 56,718.188 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.513983 $9.999548	$9.958681 $9.513983	3,775,134.284 1,158,801.050	137,431.910 86,336.103
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.099672 $10.492730 $10.463402 $10.000000	$10.362453 $10.099672 $10.492730 $10.463402	2,842,297.992 2,885,567.764 1,799,118.890 859,254.384	206,699.293 209,496.466 145,024.828 24,624.544
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.167282 $11.598634 $11.511064 $10.000000	$11.624448 $11.167282 $11.598634 $11.511064	441,868.380 594,974.013 585,346.544 155,400.451	28,874.953 5,475.678 1,856.986 1,199.051
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.675723 $11.133874 $11.048720 $10.000000	$11.158176 $10.675723 $11.133874 $11.048720	11,047,852.821 11,262,307.802 8,419,509.261 3,481.238.734	511,125.331 517,685.257 317,535.793 160,915.977
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.327498 $10.765963 $10.666738 $10.000000	$10.692895 $10.327498 $10.765963 $10.666738	21,026,241.857 22,553,575.372 22,074,908.232 8,416,943.646	1,021,475.856 1,027,373.063 317,535.793 330,832.694
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.073363 $12.763329 $11.592033 $10.000000	$13.609114 $12.073363 $12.763329 $11.592033	497,742.472 452,357.793 350,201.422 50,867.318	54,615.055 58,274.557 40,531.568 17,393.577
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.453951	1,888.246	3,638.049
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.373728 $10.677395 $10.678265 $10.000000	$10.669705 $10.373728 $10.677395 $10.678265	3,446,210.459 2,697,990.690 1,318,519.902 481,118.236	217,493.582 142,335.930 85,374.412 27,382.182
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.409973 $9.905770 $9.998644	$9.290768 $9.409973 $9.905770	1,317,653.538 1,515,166.021 143,988.176	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.409973 $10.238680	$9.290768 $9.409973	N/A	29,348.409 11,134.826
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.213709 $9.865865 $9.998644	$9.046223 $9.213709 $9.865865	2,201,372.027 2,070,215.602 150,215.427	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.213709 $10.228761	$9.046223 $9.213709	N/A	62,881.081 40,255.396
58

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.138010	584,082.591	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.207126	34,498.768	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.713764 $10.905604 $10.552069 $10.000000	$11.056146 $10.713764 $10.905604 $10.552069	5,763,233.260 6,004,912.069 5,302,758.711 2,452,159.553	349,161.017 368,856.410 315,446.914 193,512.887
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.963197 $10.218080 $9.169134 $10.000000	$9.841655 $9.963197 $10.218080 $9.169134	254,399.794 269,804.906 166,490.280 63,241.310	79,437.969 96,222.885 34,995.610 2,843.462
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.933718 $10.293130 $10.547569 $10.000000	$9.876797 $9.933718 $10.293130 $10.547569	3,054,936.218 3,641,030.517 2,400,838.117 1,033,844.806	189,552.603 301,738.819 109,401.619 42,480.448
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.444644 $11.620870 $10.956358 $10.000000	$11.721567 $11.444644 $11.620870 $10.956358	5,829,614.143 5,133,260.436 2,390,178.719 846,771.666	535,654.427 459,431.230 335,840.509 50,722.907
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243877 $12.065997 $12.298900 $10.000000	$10.805595 $11.243877 $12.065997 $12.298900	267,965.672 185,124.496 138,837.629 45,252.660	20,065.931 18,927.320 16,528.296 212.264
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.811120 $13.551757 $12.548831 $10.000000	$14.292337 $14.811120 $13.551757 $12.548831	374,550.036 318,602.227 220,056.334 87,026.653	87,529.375 96,567.137 79,256.269 12,115.178
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.786023 $9.915645 $9.591261 $10.000000	$9.824634 $9.786023 $9.915645 $9.591261	1,176,801.915 803,333.767 522,888.441 253,335.000	377,095.840 191,336.809 106,009.025 51,666.815
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.894815 $13.156025 $11.735537 $10.000000	$14.095040 $12.894815 $13.156025 $11.735537	256,739.641 200,875.359 122,331.076 12,606.972	123,845.585 12,759.711 2,126.419 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.553342 $13.148614 $11.625085 $10.000000	$14.111462 $12.553342 $13.148614 $11.625085	1,256,831.186 1,085,894.934 837,321.324 158,057.554	564,964.063 512,188.209 478,670.027 166,792.762
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.317499 $10.531461 $10.074011 $10.000000	$10.574505 $10.317499 $10.531461 $10.074011	6,629,997.808 6,445,923.397 4,459,686.872 1,848,481.012	420,460.236 385,015.010 310,069.225 154,451.238
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.568615 $10.972312 $10.282648 $10.000000	$10.326511 $10.568615 $10.972312 $10.282648	7,968,525.017 8,321,901.530 5,825,954.981 2,264,209.023	812,597.205 579,741.512 417,242.620 134,652.324
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.874653 $11.391564 $10.705543 $10.000000	$10.591426 $10.874653 $11.391564 $10.705543	4,802,816.111 5,231,756.843 3,046,400.074 1,324,765.634	321,975.741 312,856.187 169,270.878 81,991.539
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.400519 $10.764074 $10.467013 $10.000000	$10.614697 $10.400519 $10.764074 $10.467013	41,373,742.345 43,849,362.943 32,717,032.490 11,386,700.818	3,581,122.810 3,555,666.443 2,546,744.945 798,390.673
59

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.333155 $10.577824 $10.218227 $10.000000	$10.578760 $10.333155 $10.577824 $10.218227	4,128,802.717 3,709,480.082 3,164,750.174 1,391,501.380	854,531.295 838,242.161 484,640.672 361,354.798
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.626009 $11.196321 $10.947869 $10.000000	$10.940622 $10.626009 $11.196321 $10.947869	16,077,902.033 18,189,318.936 15,685,951.390 5,548,339.779	2,194,620.116 2,242,972.614 1,812,793.691 691,025.466
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.991679 $11.548912 $10.866845 $10.000000	$11.262211 $10.991679 $11.548912 $10.866845	4,357,579.672 4,682,745.168 4,441,725.603 1,222,783.518	237,625.407 268,760.991 238,202.816 37,001.858
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.125599 $10.319130 $11.090899 $10.000000	$9.947032 $10.125599 $10.319130 $11.090899	510,654.533 475,026.981 321,593.619 86,255.852	71,947.097 123,149.179 69,872.515 50,477.022
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.532106 $14.168189 $13.615904 $10.000000	$14.896156 $15.532106 $14.168189 $13.615904	195,210.569 179,702.738 97,340.585 21,836.602	11,321.235 18,841.047 4,691.635 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.589150 $11.789415 $10.846881 $10.000000	$12.270651 $11.589150 $11.789415 $10.846881	4,761,012.052 1,281,357.575 367,697.118 155,696.096	446,315.041 63,934.012 1,747.118 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.601876 $11.059856 $10.427283 $10.000000	$10.989928 $10.601876 $11.059856 $10.427283	4,608,904.816 4,567,234.345 4,038,621.568 1,521,956.282	145,993.702 134,580.508 122,967.168 50,222.198
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.461648 $10.861299 $10.156054 $10.000000	$10.803164 $10.461648 $10.861299 $10.156054	2,064,430.387 1,731,743.267 742,912.559 211,353.453	139,608.083 76,815.579 22,446.998 10,407.479
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.716348 $11.284678 $10.782951 $10.000000	$11.054983 $10.716348 $11.284678 $10.782951	2,583,067.027 2,662,730.420 1,600,587.241 605,375.864	154,216.271 299,233.124 105,071.479 61,916.712
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.622392 $9.732134 $9.482602 $10.000000	$9.699566 $9.622392 $9.732134 $9.482602	2,714,265.079 2,698,951.372 2,321,109.993 1,181,039.994	696,687.609 703,918.348 562,017.795 290,303.551
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.629981 $9.032552 $8.882785 $10.000000	$8.811960 $8.629981 $9.032552 $8.882785	1,034,894.576 1,789,457.242 1,905,725.931 265,309.758	62,927.511 42,945.571 41,392.292 23,605.265
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.947079 $10.357094 $10.162935 $10.000000	$10.043809 $9.947079 $10.357094 $10.162935	2,220,649.615 2,185,824.034 1,541,826.177 822,960.680	48,076.413 49,344.909 40,231.271 24,998.605
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.040519 $10.921279 $10.756115 $10.000000	$10.070907 $10.040519 $10.921279 $10.756115	4,201,503.940 4,941,948.601 4,035,152.360 1,571,002.368	251,210.540 354,761.524 230,373.462 137,089.962
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.993076 $10.613321 $10.413329 $10.000000	$10.044591 $9.993076 $10.613321 $10.413329	7,724,174.203 8,448,771.881 8,256,449.224 3,955,128.014	361,235.792 422,477.154 433,651.266 223,774.389
60

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.985086 $12.526940 $12.136615 $10.000000	$14.242354 $11.985086 $12.526940 $12.136615	197,397.000 184,816.109 195,517.665 31,802.685	26,838.989 33,086.324 15,144.463 2,174.061
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.497831 $13.432961 $12.853885 $10.000000	$14.738321 $13.497831 $13.432961 $12.853885	979,522.859 897,268.173 635,617.289 162,884.426	572,024.370 520,458.178 448,300.487 114,130.104
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.406103 $12.848437 $11.902102 $10.000000	$12.994015 $12.406103 $12.848437 $11.902102	80,767.378 68,046.806 57,645.986 13,478.492	1,756.070 3,116.279 3,234.573 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.386586 $10.450790 $11.228868 $10.000000	$10.295319 $10.386586 $10.450790 $11.228868	158,312.402 116,947.050 83,460.367 26,244.915	71,016.529 81,745.215 27,618.553 2,941.474
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.653984 $13.020441 $11.943257 $10.000000	$13.772422 $13.653984 $13.020441 $11.943257	301,358.135 317,232.511 222,562.763 80,969.535	64,825.173 61,614.906 24,046.726 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	30,280.470 35,106.933 9,290.371 3,341.657	916.926 916.991 917.060 316.419
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.909472 $12.920273 $12.000655 $10.000000	$14.125713 $12.909472 $12.920273 $12.000655	50,654.867 55,108.672 42,593.715 21,856.165	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	256,528.386 129,429.028 95,272.296 40,691.480	2,412.170 891.519 891.586 306.167
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748383 $9.898318 $9.572853 $10.000000	$9.856862 $9.748383 $9.898318 $9.572853	512,677.522 404,826.804 267,683.874 48,244.062	3,869.977 3,894.901 2,074.498 1,747.509
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	111,703.967 102,363.806 59,543.877 28,219.573	843.916 843.975 844.039 292.644
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	167,258.437 180,983.619 140,755.081 79,993.089	3,396.859 1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.082239 $10.752102 $11.245813 $10.000000	$10.252663 $10.082239 $10.752102 $11.245813	93,863.642 62,230.205 43,496.061 24,943.959	893.454 893.517 893.584 306.855
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	111,343.243 106,706.324 126,709.755 98,079.100	51.506 1,332.808 43.027 0.000
61

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.991871 $13.133689 $11.940572 $10.000000	$13.788364 $12.991871 $13.133689 $11.940572	76,826.234 73,398.074 33,327.644 10,840.127	4,554.938 8,405.314 3,996.322 874,845
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.510483 $12.909862 $12.359513 $10.000000	$13.794257 $12.510483 $12.909862 $12.359513	72,320.811 79,593.785 58,450.028 35,108.203	4,364.502 6,303.126 2,230.758 565.913
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.741933 $12.312232 $11.734088 $10.000000	$12.640148 $11.741933 $12.312232 $11.734088	15,256.906 16,383.539 7,080.418 2,394.411	2,678.119 2,641.685 2,184.583 592.605
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.695419 $11.026900 $10.674440 $10.000000	$11.154969 $10.695419 $11.026900 $10.674440	4,921.799 3,420.804 2,728.542 14.971	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.328089 $10.528328 $10.144110 $10.000000	$10.377187 $10.328089 $10.528328 $10.144110	333,998.457 316,221.857 233,040.756 105,114.053	34,620.010 49,708.571 38,716.121 2,202.988
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	626,376.121 707,102.360 484,704.900 384,089.323	37,098.281 69,487.436 177,092.938 20,842.924
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.629248 $10.213968 $10.007569 $10.000000	$10.909402 $9.629248 $10.213968 $10.007569	171,246.263 149,640.900 99,577.778 454,433.033	0.000 2,544.566 1,743.794 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	301,656.634 267,110.460 229,240.493 118,019.127	8,061.509 222,803.237 3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	1,538,083.138 312,767.949	41,719.140 29,954.489
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.140218 $10.519054 $10.473903 $10.000000	$10.419628 $10.140218 $10.519054 $10.473903	1,094,806.862 1,159,925.012 621,632.024 285,473.261	25,948.682 77,128.335 28,961.841 36,537.062
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.212077 $11.627700 $11.522602 $10.000000	$11.688562 $11.212077 $11.627700 $11.522602	68,597.209 49,792.778 29,903.644 18,915.919	536.502 545.879 542.513 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.718558 $11.161786 $11.059804 $10.000000	$11.219717 $10.718558 $11.161786 $11.059804	4,335,761.945 4,571,391.860 3,683,756.801 1,764,489.987	226,066.033 228,939.774 198,981.466 129,102.681
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.368927 $10.792938 $10.677437 $10.000000	$10.751867 $10.368927 $10.792938 $10.677437	7,579,996.726 7,996,618.555 7,757,462.638 3,258,183.934	440,299.391 390,159.713 327,030.171 113,366.040
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	100,809.586 102,379.804 24,158.172 3,449.318	2,091.537 4,816.818 4,238.242 1,452.199
62

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	2,206.028	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	642,459.808 271,892.069 107,725.203 83,325.946	16,879.171 9,834.841 5,868.073 4,642.464
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.426201 $9.907970 $9.998767	$9.320727 $9.426201 $9.907970	407,788.914 550,476.747 26,175.188	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.426201 $10.246046	$9.320727 $9.426201	N/A	25,819.971 1,697.702
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.229595 $9.868054 $9.998767	$9.075395 $9.229595 $9.868054	609,745.076 682,135.407 27,999.912	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.229595 $10.236118	$9.075395 $9.229595	N/A	8,686.007 5,545.949
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	121,401.258	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.756731 $10.932929 $10.562653 $10.000000	$11.117111 $10.756731 $10.932929 $10.562653	2,625,133.628 2,567,035.293 2,300,269.186 968,809.271	146,573.925 140,032.535 86,264.053 24,968.725
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	41,809.349 40,772.499 28,645.858 15,048.486	13,702.573 13,181.159 3,004.891 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.973576 $10.318920 $10.558141 $10.000000	$9.931274 $9.973576 $10.318920 $10.558141	986,976.222 1,050,457.986 761,558.633 253,806.662	81,981.965 75,913.435 55,046.121 18,175.270
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.490564 $11.650000 $10.967341 $10.000000	$11.786229 $11.490564 $11.650000 $10.967341	2,044,531.267 1,739,313.614 922,108.414 278,846.205	38,232.629 32,193.046 30,327.463 13,008.480
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	26,356.163 23,615.654 16,288.672 3,643.075	2,245.743 1,273.012 1,181.460 1,176.849
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.870510 $13.585709 $12.561405 $10.000000	$14.371129 $14.870510 $13.585709 $12.561405	37,002.240 18,106.338 10,443.257 6,832.618	4,692.741 4,493.731 3,834.095 3,834.403
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.825274 $9.940491 $9.600889 $10.000000	$9.878813 $9.825274 $9.940491 $9.600889	388,177.948 377,916.004 132,289.095 58,277.786	15,079.019 12,284.602 9,244.612 11,182.491
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.946539 $13.188990 $11.747303 $10.000000	$14.172754 $12.946539 $13.188990 $11.747303	20,762.439 18,990.152 14,794.869 9,473.375	2,873.329 205.933 218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.603680 $13.181537 $11.636728 $10.000000	$14.189258 $12.603680 $13.181537 $11.636728	47,384.756 48,363.104 13,718.975 8,222.901	1,318.761 549.767 41.054 0.000
63

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.358900 $10.557858 $10.084125 $10.000000	$10.632847 $10.358900 $10.557858 $10.084125	2,772,824.326 2,408,546.059 1,901,607.683 902,505.293	227,977.717 217,695.101 86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611010 $10.999811 $10.292971 $10.000000	$10.383466 $10.611010 $10.999811 $10.292971	3,482,149.355 3,721,268.972 2,858,440.096 1,039,380.138	211,333.233 197,075.933 85,117.563 28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.918254 $11.420103 $10.716280 $10.000000	$10.649820 $10.918254 $11.420103 $10.716280	1,540,714.791 1,704,301.320 932,814.082 287,278.458	108,036.703 541,698.274 193,592.776 35,401.322
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	14,581,221.436 15,477,858.340 12,187,086.846 4,153,049.354	1,679,383.988 1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	1,387,815.352 1,360,515.031 1,051,554.155 472,504.182	141,875.895 53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830	1,043,001.393 447,757.940 324,414.451 167,039.670
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.035764 $11.577846 $10.877738 $10.000000	$11.324315 $11.035764 $11.577846 $10.877738	1,864,708.854 1,929,846.523 1,665,112.584 554,239.451	23,922.336 25,021.088 20,412.190 5,877.135
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	67,721.082 74,501.988 22,115.469 6,050.885	4,405.566 4,113.192 1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.594387 $14.203680 $13.629550 $10.000000	$14.978293 $15.594387 $14.203680 $13.629550	52,228.770 40,030.272 11,736.698 4,582.366	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.635637 $11.818958 $10.857766 $10.000000	$12.338317 $11.635637 $11.818958 $10.857766	1,159,220.190 398,952.963 8,754.652 4,677.660	21,801.894 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.633965 $10.360804 $10.215816 $10.000000	$9.682095 $9.633965 $10.360804 $10.215816	15,165.693 13,126.121 10,589.140 911.781	1,398.069 349.435 342.550 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.644395 $11.087561 $10.437749 $10.000000	$11.050530 $10.644395 $11.087561 $10.437749	2,115,462.311 2,102,701.415 1,940,470.405 663,747.387	84,050.103 67,099.524 61,722.504 24,930.676
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.503608 $10.888512 $10.166237 $10.000000	$10.862731 $10.503608 $10.888512 $10.166237	705,263.163 618,552.961 338,376.125 154,285.485	31,372.066 69,155.878 63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.759327 $11.312946 $10.793759 $10.000000	$11.115939 $10.759327 $11.312946 $10.793759	830,044.729 843,911.685 519,383.356 187,171.655	27,553.848 44,310.096 27,410.601 16,589.157
64

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660981 $9.756515 $9.492111 $10.000000	$9.753044 $9.660981 $9.756515 $9.492111	852,612.512 867,471.453 638,582.276 256,632.708	68,890.316 68,790.581 39,757.580 25,569.173
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.664600 $9.055195 $8.891705 $10.000000	$8.860548 $8.664600 $9.055195 $8.891705	303,566.230 650,343.983 657,388.039 83,161.041	26,921.862 26,524.004 15,586.804 1,280.881
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987000 $10.383067 $10.173136 $10.000000	$10.099222 $9.987000 $10.383067 $10.173136	827,658.493 910,953.463 756,495.092 288,617.052	61,917.221 72,630.512 52,964.041 32,302.207
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080796 $10.948638 $10.766901 $10.000000	$10.126448 $10.080796 $10.948638 $10.766901	1,756,415.677 2,027,413.251 1,738,537.855 757,546.998	128,927.876 132,069.528 91,965.309 24,812.146
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.033147 $10.639903 $10.423761 $10.000000	$10.099967 $10.033147 $10.639903 $10.423761	3,554,789.443 3,801,333.872 3,743,686.079 1,640,171.897	120,679.287 163,912.016 152,397.945 33,291.767
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.033157 $12.558326 $12.148774 $10.000000	$14.320881 $12.033157 $12.558326 $12.148774	45,179.348 50,676.286 22,176.975 13,338.672	603.184 1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	77,359.197 74,762.460 33,870.139 17,070.291	7,516.759 6,730.362 3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.455840 $12.880606 $11.914030 $10.000000	$13.065637 $12.455840 $12.880606 $11.914030	36,531.161 35,446.170 532.878 557.189	656.952 663.886 381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	51,878.380 48,969.630 1,634.284 0.000	1,053.376 1,014.790 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.708735 $13.053061 $11.955227 $10.000000	$13.848351 $13.708735 $13.053061 $11.955227	32,649.136 27,846.539 20,269.017 2,683.729	3,787.096 3,787.389 3,787.673 3,787.978
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.154150 $11.239736 $10.711007 $10.000000	$11.414028 $11.154150 $11.239736 $10.711007	9,434.104 9,840.782 9,000.968 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.789581 $12.845122 $11.972638 $10.000000	$13.945752 $12.789581 $12.845122 $11.972638	48,425.764 43,397.324 14,836.998 3,032.105	11,935.628 10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.421386 $11.508571 $11.156691 $10.000000	$12.231100 $11.421386 $11.508571 $11.156691	125,375.141 136,584.843 124,625.235 75,409.507	0.000 0.000 0.000 0.000
65

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.657794 $9.840701 $9.550465 $10.000000	$9.731249 $9.657794 $9.840701 $9.550465	285,189.211 193,074.605 72,895.435 27,207.388	17,468.143 18,732.238 18,830.797 1,231.452
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.092247 $12.518255 $11.787317 $10.000000	$14.030392 $13.092247 $12.518255 $11.787317	139,497.602 117,311.767 73,729.957 7,390.560	3,236.846 1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.782103 $12.872635 $11.888121 $10.000000	$13.952421 $12.782103 $12.872635 $11.888121	92,678.715 78,410.554 47,941.594 4,060.769	8,139.617 8,140.468 8,141.349 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.988567 $10.689533 $11.219555 $10.000000	$10.122025 $9.988567 $10.689533 $11.219555	70,342.309 60,278.897 48,336.863 3,967.271	5,567.923 6,070.271 17,696.639 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.775555 $11.952351 $11.066747 $10.000000	$12.367062 $11.775555 $11.952351 $11.066747	31,843.099 26,660.378 18,827.809 8,454.234	8,377.809 8,409.996 1,481.933 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.871210 $13.057295 $11.912701 $10.000000	$13.612683 $12.871210 $13.057295 $11.912701	84,361.938 71,779.179 48,597.327 5,426.899	8,726.561 9,406.280 25,555.544 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.394293 $12.834781 $12.330676 $10.000000	$13.618496 $12.394293 $12.834781 $12.330676	47,695.387 40,626.973 22,654.386 5,679.391	12,728.765 10,152.838 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.632854 $12.240598 $11.706687 $10.000000	$12.479053 $11.632854 $12.240598 $11.706687	15,630.870 19,247.083 19,252.996 4,447.118	0.000 0.000 6,583.318 0.000
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.596048 $10.962738 $10.649503 $10.000000	$11.012849 $10.596048 $10.962738 $10.649503	19,590.967 19,915.633 4,503.139 1,379.793	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.232148 $10.467068 $10.120413 $10.000000	$10.244944 $10.232148 $10.467068 $10.120413	203,889.737 205,005.248 133,988.797 61,980.123	33,079.269 11,119.765 9,747.559 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.519630 $9.696876 $9.877422 $10.000000	$9.346067 $9.519630 $9.696876 $9.877422	243,890.953 277,759.711 396,217.631 90,198.082	12,677.178 5,687.306 41,382.544 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.539785 $10.154538 $9.984180 $10.000000	$10.770381 $9.539785 $10.154538 $9.984180	82,113.651 75,318.584 57,029.035 17,471.857	0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	46,527.727 89,228.355 95,314.411 210,089.217	17,411.343 93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	111,829.738 110,429.233 0.000 0.000	27,645.527 25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.501238 $9.999493	$9.925511 $9.501238	150,444.478 57,566.766	22,323.135 0.000
66

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.045997 $10.457830 $10.449437 $10.000000	$10.286836 $10.045997 $10.457830 $10.449437	215,068.562 204,440.725 100,902.847 54,400.588	18,674.231 21,906.547 11,831.855 1,153.454
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.107903 $11.560026 $11.495701 $10.000000	$11.539582 $11.107903 $11.560026 $11.495701	69,773.871 68,150.375 39,466.046 10,332.616	2,018.197 2,064.966 2,027.424 2,020.947
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.618972 $11.096827 $11.033969 $10.000000	$11.076736 $10.618972 $11.096827 $11.033969	1,111,646.403 892,504.923 649,493.804 322,040.388	124,429.338 85,400.703 86,361.056 25,615.689
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.272607 $10.730141 $10.652493 $10.000000	$10.614849 $10.272607 $10.730141 $10.652493	1,262,054.074 1,241,819.585 1,191,094.465 574,590.373	220,057.385 196,587.091 187,247.240 64,108.488
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.009190 $12.720876 $11.576563 $10.000000	$13.509790 $12.009190 $12.720876 $11.576563	71,574.028 65,792.181 25,568.190 2,148.970	16,423.660 12,251.595 4,000.694 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.437566	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318589 $10.641864 $10.664010 $10.000000	$10.591830 $10.318589 $10.641864 $10.664010	186,312.011 118,330.320 55,897.666 7,586.979	16,223.661 15,368.222 19,367.446 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.388423 $9.902841 $9.998480	$9.251011 $9.388423 $9.902841	220,112.383 152,554.505 7,071.562	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.388423 $10.228890	$9.251011 $9.388423	N/A	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.192601 $9.862946 $9.998480	$9.007495 $9.192601 $9.862946	259,166.216 177,327.067 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.192601 $10.218976	$9.007495 $9.192601	N/A	1,093.065 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.122115	16,786.788	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.191125	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.656801 $10.869310 $10.537980 $10.000000	$10.975426 $10.656801 $10.869310 $10.537980	817,126.762 742,044.014 646,604.816 214,649.401	40,850.734 32,297.872 26,566.895 11,340.714
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.910229 $10.184071 $9.156876 $10.000000	$9.769816 $9.910229 $10.184071 $9.156876	72,602.687 67,593.245 55,759.507 11,426.843	1,274.972 1,275.456 1,275.957 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.880917 $10.258883 $10.533491 $10.000000	$9.804695 $9.880917 $10.258883 $10.533491	540,456.270 532,227.237 288,975.249 121,399.558	11,252.536 11,123.569 9,521.307 5,713.512
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.383838 $11.582224 $10.941727 $10.000000	$11.636059 $11.383838 $11.582224 $10.941727	484,456.783 472,225.046 305,553.448 151,816.419	42,591.605 13,352.016 13,506.541 0.000
67

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.184105 $12.025854 $12.282490 $10.000000	$10.726709 $11.184105 $12.025854 $12.282490	28,807.094 23,234.471 10,292.833 1,753.473	6,597.840 7,189.010 11,873.757 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.732426 $13.506693 $12.532091 $10.000000	$14.188028 $14.732426 $13.506693 $12.532091	56,026.291 56,769.404 22,183.400 1,511.133	12,919.510 14,549.413 6,918.076 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.733985 $9.882637 $9.578442 $10.000000	$9.752899 $9.733985 $9.882637 $9.578442	181,032.708 122,096.810 77,361.468 36,806.110	22,248.021 22,838.395 17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.826282 $13.112257 $11.719868 $10.000000	$13.992167 $12.826282 $13.112257 $11.719868	32,282.391 30,166.608 21,009.886 9,743.777	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.486620 $13.104874 $11.609569 $10.000000	$14.008471 $12.486620 $13.104874 $11.609569	77,306.783 80,374.625 26,566.340 6,008.446	15,270.734 14,690.235 12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.262666 $10.496420 $10.060561 $10.000000	$10.497339 $10.262666 $10.496420 $10.060561	611,146.504 597,510.595 379,177.812 205,582.055	43,460.649 47,763.893 46,725.205 18,426.011
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.512445 $10.935810 $10.268922 $10.000000	$10.251137 $10.512445 $10.935810 $10.268922	691,282.088 624,828.066 426,931.812 153,557.869	12,320.894 15,246.698 14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.816840 $11.353665 $10.691252 $10.000000	$10.514106 $10.816840 $11.353665 $10.691252	670,552.391 618,824.904 375,317.508 152,318.000	26,055.595 26,185.285 18,833.699 4,682.708
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345237 $10.728264 $10.453037 $10.000000	$10.537220 $10.345237 $10.728264 $10.453037	1,882,202.749 1,933,811.807 1,381,841.447 493,178.589	204,974.696 218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.278238 $10.542635 $10.204584 $10.000000	$10.501545 $10.278238 $10.542635 $10.204584	435,801.824 434,904.196 341,982.745 149,500.111	19,385.552 21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.569519 $11.159064 $10.933258 $10.000000	$10.860752 $10.569519 $11.159064 $10.933258	1,263,569.815 1,282,251.974 1,124,097.518 526,666.776	349,166.994 393,437.249 474,131.875 309,942.162
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.933243 $11.510485 $10.852328 $10.000000	$11.180007 $10.933243 $11.510485 $10.852328	498,316.360 483,794.985 419,353.970 176,352.356	16,820.597 16,732.627 17,503.478 5,103.611
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.071777 $10.284791 $11.076094 $10.000000	$9.874429 $10.071777 $10.284791 $11.076094	98,735.657 96,008.022 71,917.815 22,044.900	15,848.513 14,528.836 553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.449590 $14.121087 $13.597759 $10.000000	$14.787467 $15.449590 $14.121087 $13.597759	30,192.931 22,164.920 17,616.386 2,073.137	1,471.965 750.608 826.178 879.797
68

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.527559 $11.750201 $10.832406 $10.000000	$12.181103 $11.527559 $11.750201 $10.832406	210,887.523 47,375.614 16,397.468 10,051.989	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.545529 $11.023068 $10.413369 $10.000000	$10.909723 $10.545529 $11.023068 $10.413369	360,410.492 312,284.902 277,947.180 85,136.975	13,789.068 20,353.834 23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.406055 $10.825170 $10.142494 $10.000000	$10.724327 $10.406055 $10.825170 $10.142494	166,367.544 158,176.841 77,364.845 28,996.096	17,531.828 12,514.219 10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.659382 $11.247124 $10.768556 $10.000000	$10.974285 $10.659382 $11.247124 $10.768556	385,794.852 355,011.373 184,636.573 81,578.800	17,863.044 9,850.662 4,362.675 2,338.169
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.571222 $9.699736 $9.469916 $10.000000	$9.628744 $9.571222 $9.699736 $9.469916	331,994.542 256,226.179 189,805.930 101,190.096	90,297.440 54,207.755 51,072.335 9,257.141
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.584091 $9.002487 $8.870906 $10.000000	$8.747617 $8.584091 $9.002487 $8.870906	113,674.059 107,995.743 86,578.965 112,955.236	23,719.117 20,470.668 20,321.950 6,885.940
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.894194 $10.322630 $10.149364 $10.000000	$9.970486 $9.894194 $10.322630 $10.149364	186,675.566 163,020.741 121,293.408 68,183.031	18,115.055 18,056.313 18,089.026 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987134 $10.884932 $10.741760 $10.000000	$9.997379 $9.987134 $10.884932 $10.741760	681,736.758 644,693.354 438,730.559 181,462.867	35,027.533 37,930.233 39,976.124 14,012.207
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.939946 $10.577994 $10.399412 $10.000000	$9.971254 $9.939946 $10.577994 $10.399412	953,081.447 980,712.262 830,633.242 261,775.976	72,758.748 75,759.598 70,449.193 20,302.256
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.921370 $12.485262 $12.120421 $10.000000	$14.138380 $11.921370 $12.485262 $12.120421	41,587.288 44,061.410 20,777.098 8,039.206	6,804.281 6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.426091 $13.388277 $12.836738 $10.000000	$14.630748 $13.426091 $13.388277 $12.836738	98,804.639 87,568.387 56,661.441 8,070.959	11,633.314 10,526.726 6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.340155 $12.805686 $11.886217 $10.000000	$12.899171 $12.340155 $12.805686 $11.886217	37,093.795 40,053.801 17,942.765 6,508.897	0.000 0.000 7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331375 $10.416026 $11.213892 $10.000000	$10.220167 $10.331375 $10.416026 $11.213892	12,670.888 8,997.585 5,841.191 0.000	570.623 552.408 548.753 514.886
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.581429 $12.977138 $11.927318 $10.000000	$13.671914 $13.581429 $12.977138 $11.927318	70,976.762 59,368.306 40,316.323 3,649.583	13,370.947 13,615.598 0.000 0.000

69

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.213835 $11.277288 $10.725322 $10.000000	$11.497994 $11.213835 $11.277288 $10.725322	103,344.061 108,369.734 81,020.802 58,159.861	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.857915 $12.887985 $11.988638 $10.000000	$14.048268 $12.857915 $12.887985 $11.988638	416,577.523 378,916.414 210,244.968 84,301.684	33,668.898 22,555.461 12,929.527 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.482506 $11.547038 $11.171618 $10.000000	$12.321080 $11.482506 $11.547038 $11.171618	354,306.620 129,465.970 84,420.926 28,670.208	1,292.062 1,292.062 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.709513 $9.873617 $9.563258 $10.000000	$9.802879 $9.709513 $9.873617 $9.563258	484,927.848 388,670.432 252,162.343 68,871.088	46,393.949 35,860.841 16,835.224 9,098.407
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.162311 $12.560096 $11.803072 $10.000000	$14.133611 $13.162311 $12.560096 $11.803072	512,998.655 386,765.862 183,200.735 88,512.783	18,834.121 13,108.322 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.850493 $12.915654 $11.904007 $10.000000	$14.055048 $12.850493 $12.915654 $11.904007	313,787.018 277,566.627 127,507.280 44,091.114	15,299.527 7,079.262 1,191.830 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.042032 $10.725270 $11.234562 $10.000000	$10.196511 $10.042032 $10.725270 $11.234562	385,929.153 341,886.626 117,470.611 31,502.074	3,628.369 2,796.999 15,699.939 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.838471 $11.992238 $11.081541 $10.000000	$12.457995 $11.838471 $11.992238 $11.081541	116,027.974 64,828.891 45,719.731 13,141.248	2,177.198 2,177.606 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.939961 $13.100859 $11.928611 $10.000000	$13.712741 $12.939961 $13.100859 $11.928611	705,896.451 616,608.706 279,874.719 96,693.583	42,288.414 37,643.192 21,243.648 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.460505 $12.877596 $12.347138 $10.000000	$13.718602 $12.460505 $12.877596 $12.347138	190,049.345 178,370.115 85,846.326 39,168.540	30,915.814 25,487.520 233.954 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.695015 $12.281457 $11.722328 $10.000000	$12.570812 $11.695015 $12.281457 $11.722328	194,493.590 130,608.979 76,688.615 45,387.595	1,384.230 708.193 13,110.657 0.000
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.652772 $10.999388 $10.663753 $10.000000	$11.093887 $10.652772 $10.999388 $10.663753	24,574.701 21,957.091 16,401.849 5,693.321	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.286837 $10.502019 $10.133949 $10.000000	$10.320288 $10.286837 $10.502019 $10.133949	255,414.174 233,123.024 167,350.714 57,388.340	38,585.922 53,395.919 53,329.671 9,457.313
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.570501 $9.729250 $9.890633 $10.000000	$9.414789 $9.570501 $9.729250 $9.890633	651,219.695 256,144.371 272,381.377 273,237.858	62,393.394 123,950.244 129,198.067 54,116.854
70

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.590778 $10.188441 $9.997538 $10.000000	$10.849566 $9.590778 $10.188441 $9.997538	619,698.587 568,512.176 306,858.160 57,098.603	5,727.998 2,908.927 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	391,135.740 384,028.451 268,489.196 304,703.505	47,264.770 61,862.441 39,148.002 17,890.737
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	378,141.994 207,941.319 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2016 2015	$9.513983 $9.999548	$9.958681 $9.513983	532,434.301 137,851.607	17,291.115 2,591.378
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.099672 $10.492730 $10.463402 $10.000000	$10.362453 $10.099672 $10.492730 $10.463402	928,990.251 856,205.460 752,829.888 206,568.136	123,164.421 115,304.740 118,192.092 62,716.502
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.167282 $11.598634 $11.511064 $10.000000	$11.624448 $11.167282 $11.598634 $11.511064	435,996.639 428,423.106 528,553.959 126,810.846	289.258 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.675723 $11.133874 $11.048720 $10.000000	$11.158176 $10.675723 $11.133874 $11.048720	2,611,047.672 2,283,550.929 1,733,031.341 795,211.884	84,467.670 79,227.937 60,606.324 28,832.602
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.327498 $10.765963 $10.666738 $10.000000	$10.692895 $10.327498 $10.765963 $10.666738	5,051,028.756 5,248,318.848 4,886,943.314 1,983,334.473	381,110.935 382,773.770 330,104.621 147,099.938
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.073363 $12.763329 $11.592033 $10.000000	$13.609114 $12.073363 $12.763329 $11.592033	130,464.286 106,385.902 70,215.684 29,345.321	80,602.059 61,101.456 735.115 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.453951	1,914.929	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.373728 $10.677395 $10.678265 $10.000000	$10.669705 $10.373728 $10.677395 $10.678265	507,861.362 303,497.161 231,604.940 152,276.630	62,496.075 8,098.932 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.409973 $9.905770 $9.998644	$9.290768 $9.409973 $9.905770	337,384.185 296,348.690 5,400.088	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.409973 $10.238680	$9.290768 $9.409973	N/A	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.213709 $9.865865 $9.998644	$9.046223 $9.213709 $9.865865	627,172.102 554,464.514 19,932.913	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.213709 $10.228761	$9.046223 $9.213709	N/A	4,780.259 4,214.985
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.138010	56,026.628	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.207126	85,587.877	2,184.903
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.713764 $10.905604 $10.552069 $10.000000	$11.056146 $10.713764 $10.905604 $10.552069	1,790,479.197 1,763,861.611 1,477,360.858 488,692.944	244,211.712 237,385.769 210,272.067 78,120.712
71

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.963197 $10.218080 $9.169134 $10.000000	$9.841655 $9.963197 $10.218080 $9.169134	126,031.307 106,212.446 65,088.757 25,062.523	5,523.241 1,088.278 290.463 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.933718 $10.293130 $10.547569 $10.000000	$9.876797 $9.933718 $10.293130 $10.547569	874,603.955 915,953.210 526,638.146 104,131.074	61,251.808 71,865.712 61,407.006 45,086.658
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.444644 $11.620870 $10.956358 $10.000000	$11.721567 $11.444644 $11.620870 $10.956358	1,692,312.448 1,443,213.560 944,584.503 318,714.850	202,027.996 136,674.202 128,779.461 39,359.873
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243877 $12.065997 $12.298900 $10.000000	$10.805595 $11.243877 $12.065997 $12.298900	114,425.072 102,490.632 51,016.607 20,575.953	277.359 263.805 244.915 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.811120 $13.551757 $12.548831 $10.000000	$14.292337 $14.811120 $13.551757 $12.548831	116,242.016 90,136.861 27,832.345 8,425.958	31,004.285 32,628.453 13,767.379 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.786023 $9.915645 $9.591261 $10.000000	$9.824634 $9.786023 $9.915645 $9.591261	612,294.356 438,326.854 236,095.156 80,172.815	91,888.994 92,183.400 64,889.275 27,187.752
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.894815 $13.156025 $11.735537 $10.000000	$14.095040 $12.894815 $13.156025 $11.735537	80,987.930 58,688.900 46,929.107 20,380.021	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.553342 $13.148614 $11.625085 $10.000000	$14.111462 $12.553342 $13.148614 $11.625085	442,182.240 364,683.580 179,960.749 41,446.858	32,321.750 25,749.865 14,642.890 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.317499 $10.531461 $10.074011 $10.000000	$10.574505 $10.317499 $10.531461 $10.074011	1,597,341.649 1,328,197.965 998,792.110 451,069.235	166,775.731 145,404.399 134,711.377 56,393.576
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.568615 $10.972312 $10.282648 $10.000000	$10.326511 $10.568615 $10.972312 $10.282648	2,004,824.695 1,961,794.390 1,535,589.132 614,124.908	191,782.753 176,698.012 81,927.397 23,497.813
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.874653 $11.391564 $10.705543 $10.000000	$10.591426 $10.874653 $11.391564 $10.705543	1,370,266.825 1,582,241.487 724,160.365 234,641.630	164,763.100 141,918.961 99,972.160 50,994.646
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.400519 $10.764074 $10.467013 $10.000000	$10.614697 $10.400519 $10.764074 $10.467013	8,613,943.715 8,441,505.556 5,869,627.642 1,726,331.463	537,203.307 503,966.935 328,294.369 116,149.251
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.333155 $10.577824 $10.218227 $10.000000	$10.578760 $10.333155 $10.577824 $10.218227	1,054,917.409 883,815.205 645,122.969 239,796.021	168,193.471 170,754.765 166,405.891 57,881.192
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.626009 $11.196321 $10.947869 $10.000000	$10.940622 $10.626009 $11.196321 $10.947869	4,213,117.486 4,554,813.515 3,576,273.140 969,869.167	533,647.594 550,928.252 496,920.946 210,717.506
72

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.991679 $11.548912 $10.866845 $10.000000	$11.262211 $10.991679 $11.548912 $10.866845	1,022,459.981 1,174,722.285 997,720.443 357,702.877	85,633.078 89,519.300 92,479.414 31,430.825
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.125599 $10.319130 $11.090899 $10.000000	$9.947032 $10.125599 $10.319130 $11.090899	127,468.738 98,424.016 29,813.216 11,128.316	43,112.311 32,549.782 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.532106 $14.168189 $13.615904 $10.000000	$14.896156 $15.532106 $14.168189 $13.615904	111,495.989 77,858.122 41,984.642 21,779.951	1,128.897 188.886 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.589150 $11.789415 $10.846881 $10.000000	$12.270651 $11.589150 $11.789415 $10.846881	1,165,245.243 137,567.253 69,209.192 55,261.073	89,649.253 14,180.417 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.601876 $11.059856 $10.427283 $10.000000	$10.989928 $10.601876 $11.059856 $10.427283	1,058,019.590 1,162,994.110 1,054,847.027 239,689.913	43,369.073 42,173.374 35,416.891 4,395.401
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.461648 $10.861299 $10.156054 $10.000000	$10.803164 $10.461648 $10.861299 $10.156054	803,900.601 458,896.914 294,708.243 66,277.177	86,596.260 23,299.907 3,296.509 1,384.063
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.716348 $11.284678 $10.782951 $10.000000	$11.054983 $10.716348 $11.284678 $10.782951	948,934.484 905,646.690 541,351.900 190,934.766	29,250.644 11,692.425 4,258.667 846.705
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.622392 $9.732134 $9.482602 $10.000000	$9.699566 $9.622392 $9.732134 $9.482602	890,505.093 796,238.145 590,926.863 249,729.449	135,630.230 119,813.991 96,614.325 37,935.273
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.629981 $9.032552 $8.882785 $10.000000	$8.811960 $8.629981 $9.032552 $8.882785	340,042.293 263,752.077 207,600.222 107,795.568	11,239.629 7,986.555 7,768.269 930.355
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.947079 $10.357094 $10.162935 $10.000000	$10.043809 $9.947079 $10.357094 $10.162935	581,822.944 674,396.775 611,270.545 321,170.509	57,741.090 52,602.755 53,886.256 26,710.335
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.040519 $10.921279 $10.756115 $10.000000	$10.070907 $10.040519 $10.921279 $10.756115	1,307,685.355 1,312,723.257 1,065,609.309 357,402.492	129,683.964 157,620.429 135,385.920 38,270.832
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.993076 $10.613321 $10.413329 $10.000000	$10.044591 $9.993076 $10.613321 $10.413329	3,112,988.394 3,239,400.920 3,119,129.748 1,389,809.315	109,899.216 140,604.449 121,027.251 47,738.602
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.985086 $12.526940 $12.136615 $10.000000	$14.242354 $11.985086 $12.526940 $12.136615	158,875.374 112,488.186 78,004.681 42,702.022	18,888.818 14,949.583 7,425.367 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.497831 $13.432961 $12.853885 $10.000000	$14.738321 $13.497831 $13.432961 $12.853885	416,228.878 392,039.879 179,964.924 39,600.053	29,528.216 24,465.957 14,129.806 0.000
73

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.406103 $12.848437 $11.902102 $10.000000	$12.994015 $12.406103 $12.848437 $11.902102	72,640.289 63,474.880 22,093.884 6,590.024	177.889 0.000 14,409.570 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.386586 $10.450790 $11.228868 $10.000000	$10.295319 $10.386586 $10.450790 $11.228868	54,355.635 48,287.686 16,873.801 4,438.711	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.653984 $13.020441 $11.943257 $10.000000	$13.772422 $13.653984 $13.020441 $11.943257	107,747.221 143,528.414 66,253.371 66,386.607	33,680.758 30,544.032 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	3,173.549 3,854.136 5,712.878 2,961.832	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.909472 $12.920273 $12.000655 $10.000000	$14.125713 $12.909472 $12.920273 $12.000655	13,222.252 11,596.999 7,292.741 5,060.065	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	39,097.399 42,887.643 27,674.658 5,460.791	0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748383 $9.898318 $9.572853 $10.000000	$9.856862 $9.748383 $9.898318 $9.572853	227,990.382 173,890.808 144,000.792 20,894.979	9,326.981 9,318.354 5,769.458 4,937.603
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	21,217.469 19,646.958 16,705.093 5,605.280	7,052.161 2,808.820 2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	47,054.070 53,371.657 25,761.866 2,342.830	10,603.031 6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.082239 $10.752102 $11.245813 $10.000000	$10.252663 $10.082239 $10.752102 $11.245813	28,857.342 37,311.146 13,850.687 4,393.718	2,999.251 2,783.824 2,593.533 1,087.418
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	36,287.441 38,368.522 27,202.761 787.780	1,432.437 1,432.564 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.991871 $13.133689 $11.940572 $10.000000	$13.788364 $12.991871 $13.133689 $11.940572	59,810.170 70,207.323 40,929.381 2,648.529	1,298.030 1,298.145 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.510483 $12.909861 $12.359513 $10.000000	$13.794257 $12.510483 $12.909862 $12.359513	31,514.374 27,524.821 17,024.895 6,157.133	5,721.750 1,297.454 0.000 0.000
74

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.741933 $12.312232 $11.734088 $10.000000	$12.640148 $11.741933 $12.312232 $11.734088	20,872.593 7,672.671 2,322.768 329.048	2,731.025 2,731.268 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.695419 $11.026900 $10.674440 $10.000000	$11.154969 $10.695419 $11.026900 $10.674440	1,742.727 8,158.155 0.000 0.000	0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.328089 $10.528328 $10.144110 $10.000000	$10.377187 $10.328089 $10.528328 $10.144110	164,638.220 150,120.668 77,646.183 43,283.804	1,699.395 1,713.314 1,139.108 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	439,922.723 280,150.191 225,841.736 165,630.010	11,479.840 14,445.096 47,232.910 5,372.471
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.629248 $10.213968 $10.007569 $10.000000	$10.909402 $9.629248 $10.213968 $10.007569	420,200.431 424,777.954 359,921.125 159,376.034	232.717 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	119,606.397 132,788.810 97,541.816 64,588.028	31,106.091 175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	294,753.096 154,755.213	19,169.112 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.140218 $10.519054 $10.473903 $10.000000	$10.419628 $10.140218 $10.519054 $10.473903	274,089.829 298,760.640 221,121.841 114,533.582	6,444.371 6,446.225 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.212077 $11.627700 $11.522602 $10.000000	$11.688562 $11.212077 $11.627700 $11.522602	12,850.680 13,999.512 8,897.914 5,858.719	2,222.094 2,354.765 2,548.395 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.718558 $11.161786 $11.059804 $10.000000	$11.219717 $10.718558 $11,161786 $11.059804	734,739.428 663,103.276 473,947.903 175,051.481	35,200.153 47,077.128 21,954.236 3,902.179
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.368927 $10.792938 $10.677437 $10.000000	$10.751867 $10.368927 $10.792938 $10.677437	1,753,022.352 1,750,782.475 1,553,880.178 580,743.752	27,975.783 28,690.952 29,312.407 15,506.739
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	28,400.164 17,505.163 26,922.556 1,618.992	2,923.173 3,037.201 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	207,182.216 94,909.792 34,490.769 5,947.822	14,400.859 3,458.811 0.000 0.000
75

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.426201 $9.907970 $9.998767	$9.320727 $9.426201 $9.907970	302,019.777 204,704.722 208.956	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.426201 $10.246046	$9.320727 $9.426201	N/A	2,976.118 1,100.787
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.229595 $9.868054 $9.998767	$9.075395 $9.229595 $9.868054	298,195.539 255,817.826 8,648.691	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.229595 $10.236118	$9.075395 $9.229595	N/A	485.970 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	21,045.597	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	789.832	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.756731 $10.932929 $10.562653 $10.000000	$11.117111 $10.756731 $10.932929 $10.562653	896,637.676 791,918.911 575,485.283 182,959.852	32,393.126 30,150.214 38,773.744 20,631.907
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	45,051.426 37,615.367 12,732.147 2,807.881	4,773.092 2,628.568 1,651.335 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.973576 $10.318920 $10.558141 $10.000000	$9.931274 $9.973576 $10.318920 $10.558141	381,742.680 381,359.339 221,985.373 98,470.425	31,909.961 36,002.009 17,780.847 3,107.740
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.490564 $11.650000 $10.967341 $10.000000	$11.786229 $11.490564 $11.650000 $10.967341	564,688.514 549,245.018 293,151.516 136,034.029	124,834.748 67,018.505 7,893.999 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	7,348.457 3,851.557 1,233.186 2,596.771	919.705 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.870510 $13.585709 $12.561405 $10.000000	$14.371129 $14.870510 $13.585709 $12.561405	40,436.435 74,367.030 2,945.908 3,295.572	48.200 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.825274 $9.940491 $9.600889 $10.000000	$9.878813 $9.825274 $9.940491 $9.600889	185,331.545 107,436.937 76,749.293 27,513.051	10,658.494 8,927.230 4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.946539 $13.188990 $11.747303 $10.000000	$14.172754 $12.946539 $13.188990 $11.747303	25,731.864 8,182.746 2,074.721 0.000	726.310 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.603680 $13.181537 $11.636728 $10.000000	$14.189258 $12.603680 $13.181537 $11.636728	46,504.640 27,815.391 20,951.676 2,471.024	2,372.616 2,318.462 2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.358900 $10.557858 $10.084125 $10.000000	$10.632847 $10.358900 $10.557858 $10.084125	671,159.966 551,226.440 297,449.461 152,872.006	84,776.266 79,092.881 51,744.671 6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611010 $10.999811 $10.292971 $10.000000	$10.383466 $10.611010 $10.999811 $10.292971	945,729.337 873,993.923 533,914.082 262,180.810	68,998.581 69,468.896 61,442.162 1,312.603
76

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.918254 $11.420103 $10.716280 $10.000000	$10.649820 $10.918254 $11.420103 $10.716280	579,628.401 546,489.290 251,893.282 68,616.863	42,457.527 42,866.914 15,107.729 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	2,332,844.715 2,328,082.359 1,646,991.494 405,855.260	171,863.094 167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	526,017.691 539,455.465 428,411.367 298,286.411	21,139.483 22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	1,544,060.322 1,570,746.346 1,260,467.572 386,346.006	146,194.092 151,303.992 92,786.203 28,550.047
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.035764 $11.577846 $10.877738 $10.000000	$11.324315 $11.035764 $11.577846 $10.877738	405,524.681 359,257.297 290,232.767 89,652.002	1,514.309 14,128.861 2,986.240 260.599
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	27,792.406 19,272.819 14,411.718 902.411	2,544.300 2,289.919 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.594387 $14.203680 $13.629550 $10.000000	$14.978293 $15.594387 $14.203680 $13.629550	24,736.536 32,460.757 15,492.823 13,726.551	3,019.165 2,341.804 2,463.820 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.635637 $11.818958 $10.857766 $10.000000	$12.338317 $11.635637 $11.818958 $10.857766	216,723.254 42,572.329 8,176.799 624.471	108,821.329 17,644.862 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.633965 $10.360804 $10.215816 $10.000000	$9.682095 $9.633965 $10.360804 $10.215816	1,409.642 97.291 85.504 0.000	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.644395 $11.087561 $10.437749 $10.000000	$11.050530 $10.644395 $11.087561 $10.437749	462,335.315 431,214.773 321,799.270 82,776.931	41,785.613 35,565.096 33,245.659 4,630.669
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.503608 $10.888512 $10.166237 $10.000000	$10.862731 $10.503608 $10.888512 $10.166237	360,843.462 336,818.586 106,443.342 28,507.539	19,378.255 6,687.646 5,559.718 5,596.475
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.759327 $11.312946 $10.793759 $10.000000	$11.115939 $10.759327 $11.312946 $10.793759	365,568.926 332,175.236 175,250.569 71,227.478	47,096.518 34,320.763 4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660981 $9.756515 $9.492111 $10.000000	$9.753044 $9.660981 $9.756515 $9.492111	400,252.985 343,365.880 199,029.260 51,271.286	15,230.371 13,091.647 1,600.884 265.059
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.664600 $9.055195 $8.891705 $10.000000	$8.860548 $8.664600 $9.055195 $8.891705	207,140.394 187,472.048 74,383.514 19,115.452	10,504.752 10,660.721 5,109.053 279.969
77

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987000 $10.383067 $10.173136 $10.000000	$10.099222 $9.987000 $10.383067 $10.173136	286,824.907 246,177.585 153,383.211 52,488.177	2,585.567 2,649.666 1,859.273 377.148
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080796 $10.948638 $10.766901 $10.000000	$10.126448 $10.080796 $10.948638 $10.766901	543,987.752 540,104.273 416,605.109 132,560.522	66,037.489 59,036.437 73,431.287 12,321.160
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.033147 $10.639903 $10.423761 $10.000000	$10.099967 $10.033147 $10.639903 $10.423761	891,431.770 889,317.117 792,280.900 380,104.083	41,817.755 42,527.308 39,215.668 4,700.921
TA Small Mid Cap Value - Service Class(6) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.033157 $12.558326 $12.148774 $10.000000	$14.320881 $12.033157 $12.558326 $12.148774	29,713.242 45,127.295 12,120.022 0.000	3,825.711 2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	26,886.634 24,179.915 17,924.395 11,818.614	2,196.281 2,158.403 2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.455840 $12.880606 $11.914030 $10.000000	$13.065637 $12.455840 $12.880606 $11.914030	1,035.796 1,076.790 2,080.534 2,317.261	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	8,608.636 29,318.727 1,195.579 0.000	969.459 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.708735 $13.053061 $11.955227 $10.000000	$13.848351 $13.708735 $13.053061 $11.955227	9,148.504 10,689.182 4,947.493 0.000	6,318.613 1,306.023 1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective November 30, 2016, GE Investments Total Return Fund was renamed State Street Total Return V.I.S. Fund.
(4)	Effective December 16, 2016, TA Voya Mid Cap Opportunities was merged into TA Janus Mid-Cap Growth.
(5)	Effective December 16, 2016, TA Voya Limited Maturity Bond was merged into TA JPMorgan Core Bond.
(6)	Effective December 5, 2016, TA Systematic Small/Mid Cap Value was renamed TA Small/Mid Cap Value.
The TA International Equity Index, TA Madison Diversified Income and TA U.S. Equity Index had not commenced operation as of December 31, 2016, therefore, comparable data is not available.
78

APPENDIX
Prior Withdrawal/ Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
New York Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 0.00% 4.80% 5.80%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 0.00% 4.70% 5.70%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to March 31, 2017	5.50%
79

APPENDIX
Prior Withdrawal/ Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
Growth Percentages
Date	Percentage
May 1, 2016 to March 31, 2017	5.50%
80

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
MEMBERS® FreedomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 as described in the Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2017 and May 31, 2017. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	6.00%	5.50%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica Income EliteSM II
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
MEMBERS® FreedomSM Variable Annuity	Income EliteSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica AxiomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are offering for the Retirement Income Max® as described in the Retirement Income Max®– Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2017 and May 31, 2017. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.20%	3.70%
65-79	5.20%	4.70%
≥ 80	6.20%	5.70%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

Transamerica Variable Annuity Series	Members® Variable Annuity Series
Transamerica AxiomSM II	Transamerica Variable Annuity O-Share
Transamerica Variable Annuity I-Share	Transamerica Advisor EliteSM II
Transamerica PrincipiumSM III

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this Rate Sheet Prospectus Supplement to provide the premium and rebalance allocation requirements as well as the withdrawal percentages that we are currently offering for the Transamerica Income Edge rider as described in the Transamerica Income Edge – Summary; Transamerica Income Edge – Withdrawal Percentage; and the Transamerica Income Edge – Required Allocations sections of the prospectus. This Rate Sheet Prospectus Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2017 and May 31, 2017. The premium and rebalance allocation requirements and/or withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus).    The premium and rebalance allocation requirements will not change for the life of your policy.    The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

REQUIRED ALLOCATIONS

	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	20%	20%	N/A	N/A
Select Investment Options	20%	80%	25%	100%
Flexible Investment Options	0%	60%	0%	75%

*	The stable account is excluded from rebalancing

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Single Life Option**	Rider Years 1-5 Withdrawal Percentage - Joint Life Option**	Rider Years 6+ Withdrawal Percentage - Single Life Option**	Rider Years 6+ Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%	0.00%	0.00%
59-64	4.00%	3.50%	5.00%	4.50%
65-79	5.00%	4.50%	6.00%	5.50%
≥ 80	6.00%	5.50%	7.00%	6.50%

**	The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Please note: In order for you to receive the premium and rebalance allocation requirements and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company		Transamerica Financial Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series and Members® Variable Annuity Series	333-185573	Transamerica Variable Annuity Series	333-185574
Transamerica AxiomSM II	333-186029	Transamerica AxiomSM II	333-186033
Transamerica Variable Annuity O-Share	333-189435	Transamerica Variable Annuity O-Share	333-189436
Transamerica Variable Annuity I-Share	333-186031	Transamerica Variable Annuity I-Share	333-186035
Transamerica Advisor EliteSM II	333-186031	Transamerica Advisor EliteSM II	333-186035
Transamerica PrincipiumSM III	333-186030	Transamerica PrincipiumSM III	333-186034

MEMBERS® VARIABLE ANNUITY SERIES
Transamerica Life Insurance Company
Separate Account VA B (EST. 1/19/1990)
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
(800)525-6205
www.transamerica.com
This prospectus describes information you should know before you purchase a MEMBERS® Variable Annuity Series variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2017
Statement of Additional Information Date: May 1, 2017

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3(1)	State Street Total Return V.I.S. Fund - Class 3(1)
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
ii

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class
(1)	This subaccount will become available on or about June 1, 2017.
iii

iv

TABLE OF CONTENTS continued
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
fixed account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider, the Retirement Income Choice® 1.6 Rider and the Transamerica Income Edge Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B, separate account established and registered as unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
6

stable account—A fixed account option, only available if you elect the Transamerica Income Edge rider, to which you must allocate a portion of your premium payments and policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
7

INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share (5)	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
(5)	The L-share has a shorter surrender charge schedule than the B-share and offers greater liquidity. You pay higher separate account charges for the life of your L-share policy in exchange for the greater liquidity. The B-share my be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw policy value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost policy. The L-share class may be more appropriate for someone who may want to surrender the policy or withdraw policy value in excess of the free withdrawal amount 5 years after making a contribution and is willing to pay a higher separate account charge. Purchasing an optional guaranteed living benefit or guaranteed withdrawal benefit under an L-share policy and paying a higher separate account charge for the life of the policy, in order to have greater liquidity, may not be compatible. This is because you must typically own your policy over the long-term in order to take full advantage of these types of guaranteed benefits. (For example, the longer you own the policy, the greater your withdrawal percentage might be, or there may be a certain number of years before you can use the benefit.) You should determine the appropriate balance among (a) greater liquidity; (b) the impact of the mortality and expense risk charge on your policy value; and (c) the period of time that you must own the policy to take full advantage of any optional benefit you elect
√ Choose investment options
•	Subaccounts – Invest in underlying funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3) Transamerica Income Edge(1)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
1

√ Complete our application or order form
√ Pay the applicable minimum initial deposit
2

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)(1)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee(2)	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee(3)	$0-$50*	$0-$50*	$0-$50*	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge(4)	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
3

Classes	B-Share	C-Share	L-Share	X-Share
Optional Death Benefit Riders:
Additional Death Distribution (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)(6)
Retirement Income Max® (annual charge - % of Withdrawal Base)*	2.50%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)*	0.55%
Death Benefit - (Joint Life Option)*	0.50%
Income EnhancementSM - (Single Life Option - Not available in NY)*	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY)*	0.65%
Transamerica Income Edge (annual charge - % of Withdrawal Base)*	2.50%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step- Up section. Your current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-185573). Please note that the maximum fee listed above of 2.50% already includes the additional death benefit and/or income enhancement option as applicable.
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider - No Longer Available:
Income LinkSM (annual charge - % of Withdrawal Base)	2.00%	1.25%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2016 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
4

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.35%
Highest Gross	2.71%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples(8):
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,452	$1,500	$ 771	$1,486	$1,575
3 Years	$2,828	$2,960	$2,304	$2,919	$2,918
5 Years	$4,114	$3,823	$3,826	$3,804	$4,251
10 Years	$7,341	$7,451	$7,587	$7,554	$7,550
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 732	$ 780	$ 771	$ 766	$ 765
3 Years	$2,198	$2,330	$2,304	$2,289	$2,288
5 Years	$3,664	$3,823	$3,826	$3,804	$3,801
10 Years	$7,341	$7,451	$7,587	$7,554	$7,550
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,462	$1,510	$ 781	$1,495	$1,585
3 Years	$2,857	$2,989	$2,333	$2,949	$2,947
5 Years	$4,163	$3,872	$3,875	$3,853	$4,300
10 Years	$7,439	$7,550	$7,684	$7,651	$7,647
5

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 742	$ 790	$ 781	$ 775	$ 775
3 Years	$2,227	$2,359	$2,333	$2,319	$2,317
5 Years	$3,713	$3,872	$3,875	$3,853	$3,850
10 Years	$7,439	$7,550	$7,684	$7,651	$7,647
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
2) Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
*	Based on Policy Value or sum of all premium payments less all withdrawals.
**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
5) Separate Account Annual Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
6

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Fee %
American Funds - Asset Allocation Fund - Class 2 American Funds - Bond Fund - Class 2 American Funds - Growth Fund - Class 2 American Funds Growth-Income Fund - Class 2	0.30%
AB Balanced Wealth Strategy Portfolio - Class B	0.20%
TA International Equity Index - Service Class TA U.S. Equity Index - Service Class	0.15%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
Transamerica Income Edge Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Income LinkSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
7) Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
7

THE ANNUITY
This prospectus describes information you should know before you purchase the MEMBERS® Variable Annuity Series.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
8

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days. We must receive your consent to hold prior to the market close on the fifth market day after receipt of the premium. If your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit your initial premium payment within two market days after your information is both complete and in good order.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
9

Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Once we have received all necessary regulatory approvals (but not before), we may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). Please note, we will begin recapturing as soon as we receive all necessary approvals and will not provide advance notice.
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
10

More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
11

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
12

If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. Currently, we do not charge a transfer fee. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Additional Restrictions for the Transamerica Income Edge Rider. If you elect the Transamerica Income Edge rider, a certain percentage of your policy value must be allocated to the stable account, the select investment options and the flexible investment options as specified below. See Transamerica Income Edge Rider – Required Allocations. Any transfer requests to and from the select investment options and flexible investment options will be validated using the prior market day’s policy value to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations. Transfers to the stable account are not permitted except at the time of election of the rider. Transfers from the stable account are not permitted except upon termination of the rider.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
13

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
14

Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
15

Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, which may be referred to (depending on your rider) as designated investment options, flexible investment options and/or select investment options. In addition, the Transamerica Income Edge rider requires you to invest in the stable account.
One or more of the underlying fund portfolios that may be designated, flexible or select investment options under an optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with certain investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
16

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
17

Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently, we are not charging for transfers.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information).
18

The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2016 we received $223,234,178.31 for Transamerica Life Insurance Company and $15,423,182.55 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2016, TCI and its affiliates received payments that totaled approximately $2,700,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Allianzgi Distributors • American Century Investment Management, Inc. • American Century Investment Management, Inc. • American Funds • Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Columbia Threadneedle Investments • Fidelity Management & Research Company • Franklin Templeton Services, LLC • Goldman Sachs• Hartford• Invesco• Janus Capital Management LLC • Jennison Associates LLC • John Hancock• JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Lord Abbett & Co.• Manning & Napier Advisors• MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Natixis Global Asset Management• Neuberger Berman• New York Life/Mainstay Investments• Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc.
19

•  Prudential Investments• QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • Schroder Investment Management • Systematic Financial Management • TIAA• Thompson Siegel & Walmsley • The Vanguard Group, Inc. • Torray, LLC •  and Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500. Certain optional benefits have specific requirements regarding the order in which surrenders can be taken from investment options. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Surrenders in excess of the surrender charge free amount may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
20

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	Multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements;
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment; and
•	the stable account as defined in the glossary.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
21

Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable
22

annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
23

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
24

Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
25

•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit, Annual Step-Up or Return of Premium (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
26

Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time for new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the gross partial withdrawal * value of the current death proceeds immediately prior to the gross partial withdrawal) / policy value immediately prior to the gross withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
27

You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary
28

of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
29

In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed minimum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income
30

Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
31

Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2017, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,490,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of
32

the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
33

Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
34

Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
35

ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $40. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
•	The Liquidity Rider is not suitable for you if you are purchasing the policy for a long term investment.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
36

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
37

The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
38

In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next market day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those
39

dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider, the Retirement Income Choice® 1.6 Rider and the Transamerica Income Edge Rider. Important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefit is no longer available, but if you have previously elected this rider you can still upgrade:
•	Income LinkSM Rider
See “Appendix - Rider Grid Variations” for additional information on the rider above.
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
40

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Transamerica Income Edge riders.	Cannot be elected if you have Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income Edge riders.	Cannot be elected if you have Retirement Income Max®, Guaranteed Principal SolutionSM or Transamerica Income Edge riders.	Cannot be elected if you have Retirement Income Max®, Retirement Income Choice® 1.6 or Guaranteed Principal SolutionSM riders.
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the investment options that you select–if you invest in certain investment options that satisfy the required allocations.
(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care	Investor Need Rider Addresses: • Retirement income for life • Broad range of investment choices
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
41

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.	Additional Options:
(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
		For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions:
You must allocate a certain percentage of your policy value to the stable account, the select investment options and the flexible investment options as provided in the Rate Sheet Prospectus Supplement. Upon rebalancing, a certain percentage of your policy value (excluding the stable account) must be allocated to the select investment options and the flexible investment options.
42

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Transamerica Income Edge Rider
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect the Retirement Income Max®, Retirement Income Choice® 1.6 or the Transamerica Income Edge. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
43

•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back”, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
44

(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make withdrawals under either “principal back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
45

Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of, what we call your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of, what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
46

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
47

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
48

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
49

Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income Edge riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your
50

withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
51

Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-185573). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
52

Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
53

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573).
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
54

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
55

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Max® or Transamerica Income Edge riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
56

Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
57

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-185573). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2)your application must be received and your policy funded within the stated time period set forth in the applicable Rae Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
58

•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
59

See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
60

Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
61

Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
62

Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573).
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
63

Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
64

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Transamerica Income Edge Rider
If you elect the Transamerica Income Edge Rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of your policy value to be allocated to the stable account and to select investment options, with the remainder to be allocated to the select investment options and flexible investment options. One or more of the select investment options and flexible investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to allocate to subaccounts that invest in underlying funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Transamerica Income Edge Rider. If you determine that underlying funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the Transamerica Income Edge Rider that do not invest in underlying funds that utilize volatility control strategies.
Transamerica Income Edge - Summary
You may elect to purchase the optional Transamerica Income Edge rider which, provides you with: (1) a GLWB; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate a certain percentage of your policy value to the stable account and to select investment options and flexible investment options some of which are designed to help manage our risk and support the guarantees under the rider. If you elect the Transamerica Income Edge rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Retirement Income Max® riders.The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Transamerica Income Edge rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The benefits under the Transamerica Income Edge Rider are based on our claims-paying ability.
Under the Transamerica Income Edge rider, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value (excluding the stable account until other investment options are depleted of value), and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) attainment of the minimum benefit age (as provided in your rider) and lasting until the annuitant’s (or annuitant’s spouse if younger and the joint life option is elected) death unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments section below. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573).
65

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy although withdrawals that are excess withdrawals will reduce your withdrawal base and future GLWBs. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
If you elect the Transamerica Income Edge rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the stable account are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis from each investment option you have allocated to. If you do not wish to maintain the required allocation percentages for the investment options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below.
Please note:
•	You will begin paying the rider charge as of the rider date, even if you do not begin taking withdrawals for many years. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the GLWB under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to the select and flexible investment options and the stable account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with your financial advisor to assist you in determining whether these investment options and required allocations are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may eliminate the benefit. See “Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders”.
•	Upon receiving due proof of death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income Edge rider terminates and all benefits thereunder cease.
•	You may terminate the rider by providing written notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
•	If your policy value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. A notarized letter may be provided as satisfactory evidence a person is living.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
•	reduce your policy value by the amount of the withdrawal;
•	reduce your base policy death benefit and other benefits by the adjusted withdrawal amount;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
•	may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
66

The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has not attained the minimum benefit age of 59 on the rider date and remains zero until the first day of the rider year after the annuitant (or the annuitant's spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information. Surrender charges may apply if your rider withdrawal amount exceeds your surrender charge free amount.
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount, if any. The minimum require distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.	the policy to which this rider is attached is a tax-qualified policy for which the IRS minimum required distributions are required,
b.	the minimum required distributions do not start prior to the annuitant’s attained age 70 ½,
c.	the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.	the minimum required distributions are based on age of the living annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.	the minimum required distributions are based only on the policy to which this rider is attached,
f.	the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.	If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
•	Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits and guarantees (except those provided by this rider) are terminated. In addition, we will, unless instructed otherwise, make payments using the current payment instructions on file with us equal to the rider withdrawal amount divided by the frequency of payments. If the younger of the annuitant or annuitant’s spouse has attained the minimum benefit age and a systematic payout option is not active at the time the policy value equals zero, a monthly payment will begin. If the minimum benefit age has not been attained, the monthly payment will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required cash value will be paid on the later of the annuitant’s or annuitant’s spouse’s death.
•	due to an excess withdrawal, then your policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause your policy value to equal zero will not terminate the rider.
Please note:
•	If the rider is added prior to the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
67

•	The select and flexible investment options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing policy owners with an active rider.
Rate Sheet Prospectus Supplement
The withdrawal and fee percentages, as well as the requied allocations are disclosed in Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573). In order to receive the applicable withdrawal and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal and fee percentages, as well as required allocations reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Transamerica Income Edge – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) having attained the minimum benefit age.
The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573). Unless the applicable Rate Sheet Prospectus Supplement provides otherwise, in order to receive the withdrawal percentage reflected in a Rate Sheet Prospectus Supplement:
•	your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement;
•	we must receive your completed application within 7 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective; and
•	the policy value must be funded within 60 calendar days from the date that the Rate Sheet Prospectus Supplement is no longer effective.
If any of these conditions are not met, your application will be considered not in good order for the current Rate Sheet Prospectus Supplement. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups. See Automatic Step –Up section below and the applicable Rate Sheet Prospectus Supplement.
Transamerica Income Edge – Withdrawal Base
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base; and
•	the policy value on the current rider anniversary (see Automatic Step-Up below).
68

See “Appendix – Hypothetical Example of Withdrawal Base Calculation – Transamerica Income Edge Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Transamerica Income Edge – Automatic Step-Up
Automatic Step-Up. On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is equal to the policy value on the rider anniversary immediately after the withdrawal base reset on the rider anniversary. If the policy value is not greater than the current withdrawal base, then no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Income Edge – Withdrawal Base Adjustments
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after six years your policy value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
•	you take your first withdrawal when you are age 72
•	you do not withdraw more than the rider withdrawal amount in any one year, and
•	there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 72 years old. That excess withdrawal decreases your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Partial Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted partial withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90
69

New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Income Edge –Required Allocations
If you elect this rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573). After the rider date, the allocation of all subsequent premium payments made must also comply with the required allocations for premiums so long as this rider is effective.
In addition, if you elect this rider, any transfers to and from the select investment options and the flexible investment options must comply with the percentages specified in the Rate Sheet Prospectus Supplement in effect at the time you elect this rider. Any transfers to and from the select investment options and flexible investment options will be validated using the prior day’s policy values to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the stable account (described below) are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis. If you do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The stable account is a fixed account option under your policy. Premium payments allocated and amounts transferred to the stable account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the stable account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the stable account. The interest credited to the stable account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the stable account will not be subject to an excess interest adjustment.
Upon termination of the rider, all amounts in the stable account will be transferred to the money market subaccount available under your policy and no additional premium payments will be allowed into the stable account. Owners are permitted to provide instructions as to the allocation of the stable account proceeds contained in the money market subaccount to one or more subaccounts, but such instructions will not be effective prior to the market day after rider termination.
We guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable state nonforfeiture law at the time the policy is issued.
Select and Flexible Investment Options. As described above, if you elect this rider, you must allocate a certain percentage of your premium payments and policy value to the available flexible investment options and select investment options. A complete listing of subaccounts designated as flexible investment options and select investment options appears in the “Appendix – Transamerica Income Edge - Investment Options”. You will be notified if there are changes made to the investment options within the designated group. Requiring that you allocate a certain percentage of your premium payments and policy value to the designated investment options, some of which invest in underlying funds that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
70

Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date your rider fee is deducted. If the day rebalancing takes place is not a market day, the value of the accumulation units redeemed or purchased due to rebalancing will be determined as of the next market day. We will automatically transfer amounts among subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, your rebalancing allocation instructions will be established using a ratio of your current investment allocation instructions for new premium payments. Because the stable account is not included in the quarterly rebalancing process and whole percentages are required, it may be necessary for the Company to make adjustments (positive or negative) to the calculated rebalance allocation percentages to accommodate for rounding to the nearest whole percent. Adjustments needed will be applied to the select investment options and flexible investment options individually to ensure the requirements for each designated group are met. Any adjustments will first be made to the select or flexible investment option with the greatest allocation.
If more than one select or flexible investment option has the greatest percentage allocation, the adjustment will be divided equally among those select and/or flexible investment options with the greatest allocation. If the adjustment cannot be divided equally, we will make adjustments in alphabetical order to the select or flexible investment option(s) with the greatest percentage allocation. You will be notified in writing of the calculated rebalance allocation percentages prior to the first quarter rebalancing. You will be notified in writing, at rider issue, that the required rebalance has been set up. You may request changes to your rebalancing allocation instructions before the prior instructions are implemented while this rider remains effective as long as they comply with the required allocations for rebalancing and we receive notice of your request in good order prior to close of the NYSE on the day the rebalancing is processed. Rebalancing will not cease upon the request of any transfer.
See “Appendix – Transamerica Income Edge – Rebalancing Examples” which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process.
Please note:
•	If you do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See, Transamerica Income Edge Rider – Termination, below.)
•	We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect policy owners with an active the rider.
•	If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible investment option. If this occurs, you will be required to reallocate values in the affected investment option to other flexible and select investment options in order to meet the allocation requirements. We will provide notice to you if a select or flexible investment option will be eliminated and reallocation is required. If you do not provide us with new instructions in the time specified in our notice, we will move your money in the affected option to the TA Aegon Government Money Market.
Transamerica Income Edge - Joint Life Option
If you elect the Transamerica Income Edge rider, then you can also elect to postpone termination of the rider until the later of the annuitant’s or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount is lower under the single life option. This option may not be permitted in the case of certain non-natural owners.
Please note: If you elect this option:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect the single life option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner). (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse.
71

Transamerica Income Edge Rider Fees
Transamerica Income Edge Rider Fee. The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a subaccount on a day which is not a market day, the value of accumulation units redeemed will be determined as of the next market day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible investment options and the select investment options on a pro rata basis at the end of each rider quarter. After those investment options are depleted of value, the rider fee will be deducted from the stable account.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573).
In order to receive the rider fee: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0140*(91/365)
= 1,400*(91/365)
= $349.04
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider by adjusting the quarterly fee based on the number of days remaining until the end of the next rider quarter for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573). Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
72

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0140*(20/365)
= 140*(20/365)
= $7.67
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= $7.67 + $349.04
= $356.71
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.40%.
= 110,000*0.0140*(91/365)
= 1,540*(91/365)
= $383.95
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross partial withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of policy value of $93,500 prior to the transaction and change in withdrawal base as follows:
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
Fee adjustment as follows:
= $-5,625 * 0.0140 * (40/365)
= $-78.75 * (40/365)
= $-8.63
The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $383.95 - $8.63
= $375.32
The new withdrawal base = $110,000 - $5,625 = $104,375
Transamerica Income Edge Rider - Issue Requirements
We will not issue the Transamerica Income Edge rider if:
•	the annuitant is age 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, the annuitant’s spouse is 86 or older (lower if required by state law) and
•	the annuitant’s spouse is not a joint owner along with the annuitant; or the annuitant’s spouse is not the sole primary beneficiary (and there is no joint owner).
•	The use of joint life option may not be permitted in the case of certain non-natural owners.
Transamerica Income Edge Rider - Termination
The Transamerica Income Edge rider will terminate upon the earliest of the following:
•	the date the policy to which this rider is attached terminates;
•	the date of a change in ownership or assignment which violates the owner and annuitant relationship requirements as contained in the rider;
73

•	prior to your policy value reaching zero, the date on which we receive in good order, required information to process a death claim for the annuitant (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’
•	on or after your policy value equals zero, upon annuitant’s death (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’s death);
•	the date of annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or
•	the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount.
The Transamerica Income Edge rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one of more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. - Owners age 65 and above have a 30 day right to cancel instead of 10 days. Regardless of the owner’s age, if canceled, the amount returned will include any fees and charges.
California. – The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and the refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive account value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. Owners of the Transamerica Income Edge rider, age 60 or above have the option to elect immediate investment consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement, or, they may allocate the initial premium payment to the stable account as permitted in the applicable Rate Sheet Prospectus Supplement and the remaining premium to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement.The Nursing Care and Terminal Condition and the Unemployment Waivers are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. - During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waivers are not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under Retirement Income Choice® 1.6 rider. The Retirement Income Max®, Retirement Income Choice® 1.6 and Transamerica Income Edge riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. - Owners have a 21 day right to cancel period and will receive Return of Premium. Unemployment waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned. The Transamerica Income Edge rider will not terminate due to a misstatement of age.
74

Montana. – The Unemployment Waiver is not available. Premium enhancement recapture does not include unemployment. Death benefit must be paid within 60 days and any interest due after 30 days.
North Dakota. - Right to cancel period is 20 days.
Oregon. – The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. – Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the
75

requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider you have already elected for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how share held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
76

You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulatory actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order
77

processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc. and is licensed in all states and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at
78

the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of the separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
79

The selling firms are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.15% up to 7% of premium payments (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell the policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and we or our affiliates may pay all or a portion of the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, We, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2016, TCI paid such fees to at least 61 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2016 TCI paid approximately $25,000,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
80

No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
81

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus.  Please Note: We reserve the right to change investment choices in the future for new purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders. We will not change the PAM investment option for any existing policyholders of a Guaranteed Principal SolutionSM Rider owners.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class Bf	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Income and capital growth consistent with reasonable risk.
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3(3)	State Street Total Return V.I.S. Fund - Class 3(3)	SSGA Funds Management, Inc.(3)
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Government Money Market - Service Class(2)	Transamerica Aegon Government Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
82

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Equity Index - Service Class(4)	Transamerica International Equity Index VP - Service Class(4)	SSGA Funds Management, Inc.(4)
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class	Janus Capital Management LLC
Investment Objective: Capital appreciation.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Capital appreciation and current income.
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Current income and preservation of capital.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: High total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
83

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stock of primarily non-U.S. issuers.
TA U.S. Equity Index - Service Class(5)	Transamerica U.S. Equity Index VP - Service Class(5)	SSGA Funds Management, Inc.(5)
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	This subaccount will become available on or about June 1, 2017.
(4)	Effective on or about May 1, 2017, Transamerica International Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
(5)	Effective on or about May 1, 2017, Transamerica U.S. Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the subadvisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
84

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Income Edge rider. See Appendix - Transamerica Income Edge Investment Options.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B(2)	√	√			√
American Funds - Asset Allocation FundSM - Class 2	√	√
American Funds - Bond FundSM - Class 2	√	√	√	√			√
American Funds - Growth FundSM - Class 2	√	√
American Funds - Growth-Income FundSM - Class 2	√	√
Fidelity ® VIP Balanced Portfolio - Service Class 2	√	√
State Street Total Return V.I.S. Fund - Class 3(2)	√	√			√
TA AB Dynamic Allocation - Service Class	√	√					√
TA Aegon High Yield Bond - Service Class	√	√
TA Aegon Government Money Market - Service Class	√	√	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA Barrow Hanley Dividend Focused - Service Class	√	√
TA BlackRock Equity Smart Beta 100 - Service Class	√	√
TA BlackRock Global Allocation - Service Class	√	√			√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√	√			√
TA BlackRock Smart Beta 50 - Service Class	√	√			√
TA BlackRock Smart Beta 75 - Service Class	√	√
TA BlackRock Tactical Allocation - Service Class(1)	√	√				√
TA Clarion Global Real Estate Securities - Service Class	√	√
TA International Equity Index - Service Class	√	√
TA Janus Balanced - Service Class	√	√			√
TA Janus Mid-Cap Growth - Service Class	√	√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	√	√			√
TA MFS International Equity - Service Class	√	√
TA Madison Balanced Allocation - Service Class(1)	√	√	√			√
TA Madison Conservative Allocation - Service Class(1)	√	√	√	√			√
TA Madison Diversified Income - Service Class(2) (3)	√	√	√	√		√
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(1)	√	√			√
TA PIMCO Tactical - Balanced - Service Class(1)	√	√	√			√
85

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√			√
TA PIMCO Tactical - Growth - Service Class(1)	√	√			√
TA PIMCO Total Return - Service Class	√	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√	√			√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)(3)	√	√	√	√		√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	√	√			√
TA T. Rowe Price Small Cap - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
TA U.S. Equity Index - Service Class	√	√
Fixed Account			√	√			√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
(2)This subaccount will be available as a designated fund for the Retirement Income Choice® 1.6 rider on or about June 1, 2017.
(3)This subaccount will be available as a designated fund for the Retirement Income Max® rider on or about June 1, 2017.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
86

APPENDIX
TRANSAMERICA INCOME EDGE Investment Options
The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Income Edge Rider.
	Select Investment Options	Flexible Investment Options
Funds
AB Balanced Wealth Strategy Portfolio - Class B(2)		√
American Funds - Asset Allocation FundSM - Class 2		√
American Funds - Bond FundSM - Class 2	√
American Funds - Growth FundSM - Class 2		√
American Funds - Growth-Income FundSM - Class 2		√
Fidelity ® VIP Balanced Portfolio - Service Class 2		√
State Street Total Return V.I.S. Fund - Class 3(2)		√
TA AB Dynamic Allocation - Service Class		√
TA Aegon High Yield Bond - Service Class		√
TA Aegon Government Money Market - Service Class	√
TA Aegon U.S. Government Securities - Service Class	√
TA American Funds Managed Risk - Balanced - Service Class(1)		√
TA Barrow Hanley Dividend Focused - Service Class		√
TA BlackRock Equity Smart Beta 100 - Service Class		√
TA BlackRock Global Allocation - Service Class		√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)		√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)		√
TA BlackRock Smart Beta 50 - Service Class		√
TA BlackRock Smart Beta 75 - Service Class		√
TA BlackRock Tactical Allocation - Service Class(1)		√
TA Clarion Global Real Estate Securities - Service Class		√
TA International Equity Index - Service Class		√
TA Janus Balanced - Service Class		√
TA Janus Mid-Cap Growth - Service Class		√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)		√
TA MFS International Equity - Service Class		√
TA Madison Balanced Allocation - Service Class(1)		√
TA Madison Conservative Allocation - Service Class(1)		√
TA Madison Diversified Income - Service Class		√
TA Managed Risk - Balanced ETF - Service Class(1)		√
TA Managed Risk - Conservative ETF - Service Class(1)		√
TA Managed Risk - Growth ETF - Service Class(1)		√
TA PIMCO Tactical - Balanced - Service Class(1)		√
TA PIMCO Tactical - Conservative - Service Class(1)		√
TA PIMCO Tactical - Growth - Service Class(1)		√
87

TRANSAMERICA INCOME EDGE Investment Options — (Continued)
	Select Investment Options	Flexible Investment Options
Funds
TA PIMCO Total Return - Service Class	√
TA PineBridge Inflation Opportunities- Service Class	√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)		√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)(2)		√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)		√
TA T. Rowe Price Small Cap - Service Class		√
TA TS&W International Equity - Service Class		√
TA U.S. Equity Index - Service Class		√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
(2)	This subaccount will be available as an Investment Option on or about June 1, 2017.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
88

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2016. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001
B-Share
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	106,500.252 100,768.455 60,261.280 9,203.833
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	1,518,578.099 1,064,225.370 542,177.270 202,156.745
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748383 $9.898318 $9.572853 $10.000000	$9.856862 $9.748383 $9.898318 $9.572853	896,495.790 520,629.599 277,648.265 72,559.232
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	1,482,490.355 1,112,916.540 521,782.334 139,625.304
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	1,723,830.518 1,226,195.233 740,390.457 135,685.357
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	879,816.155 593,400.350 273,204.004 133,395.960
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.328089 $10.528328 $10.144110 $10.000000	$10.377187 $10.328089 $10.528328 $10.144110	680,988.428 652,575.993 382,786.689 164,123.157
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	1,157,645.842 1,254,649.757 552,991.301 369,356.451
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.629248 $10.213968 $10.007569 $10.000000	$10.909402 $9.629248 $10.213968 $10.007569	539,794.471 401,335.169 232,278.299 77,712.400
89

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	528,526.442 362,950.205 427,907.606 338,890.611
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	662,399.601 580,070.992 44,442.215 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	923,327.245 380,024.521
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	471,396.634 381,194.216 272,884.281 89,828.768
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	1,305.419
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688997 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	2,435,686.485 1,478,259.792 806,988.533 290,422.825
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.426201 $9.907970 $9.998767	$9.320727 $9.426201 $9.907970	718,253.060 607,090.827 15,830.286
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.229595 $9.868054 $9.998767	$9.075395 $9.229595 $9.868054	937,893.117 770,897.846 57,752.539
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	127,082.054
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	9,920.315
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.756731 $10.932929 $10.562653 $10.000000	$11.117111 $10.756731 $10.932929 $10.562653	2,995,615.346 2,824,171.560 2,279,685.734 1,062,326.524
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	550,229.254 476,422.298 293,348.493 132,719.253
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.490564 $11.650000 $10.967341 $10.000000	$11.786229 $11.490564 $11.650000 $10.967341	2,280,541.329 1,900,490.480 1,075,352.419 340,775.936
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	253,925.443 214,622.396 131,642.141 43,197.745
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611010 $10.999811 $10.292971 $10.000000	$10.383466 $10.611010 $10.999811 $10.292971	3,949,844.957 2,982,583.051 1,783,972.987 700,100.118
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.918254 $11.420103 $10.716280 $10.000000	$10.649820 $10.918254 $11.420103 $10.716280	2,294,608.176 1,953,463.280 1,121,248.477 317,190.390
90

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.770763 $11.014442 $10.573701 $10.000000	$11.168026 $10.770763 $11.014442 $10.573701	189,232.170 177,944.659 157,311.158 113,061.658
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.228392 $10.461104 $10.137114 $10.000000	$10.488823 $10.228392 $10.461104 $10.137114	136,108.737 140,711.359 170,989.761 47,627.621
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.505758 $10.649061 $10.216487 $10.000000	$11.057592 $10.505758 $10.649061 $10.216487	235,065.573 237,582.284 150,718.453 95,186.410
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	11,862,242.225 11,245,688.232 8,044,330.855 2,363,680.143
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	1,367,421.896 1,250,154.759 781,162.937 269,936.394
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.95884 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	7,529,268.168 7,291,849.274 5,843,346.997 1,525,463.500
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	514,531.244 401,098.072 198,576.391 54,289.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.644395 $11.087561 $10.437749 $10.000000	$11.050530 $10.644395 $11.087561 $10.437749	2,007,072.010 1,902,971.324 1,538,245.589 619,870.377
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.503608 $10.888512 $10.166237 $10.000000	$10.862731 $10.503608 $10.888512 $10.166237	743,577.955 612,774.710 232,491.193 105,628.761
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.759327 $11.312946 $10.793759 $10.000000	$11.115939 $10.759327 $11.312946 $10.793759	1,298,414.762 1,081,739.569 657,580.063 227,623.707
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660981 $9.756515 $9.492111 $10.000000	$9.753044 $9.660981 $9.756515 $9.492111	1,910,655.234 1,603,950.531 1,065,241.955 518,558.234
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.664600 $9.055195 $8.891705 $10.000000	$8.860548 $8.664600 $9.055195 $8.891705	659,913.703 518,147.053 338,029.436 174,430.368
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987000 $10.383067 $10.173136 $10.000000	$10.099222 $9.987000 $10.383067 $10.173136	805,064.125 722,460.397 506,327.759 161,863.050
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080796 $10.948638 $10.766901 $10.000000	$10.126448 $10.080796 $10.948638 $10.766901	1,959,343.916 2,195,858.600 1,734,327.967 648,535.359
91

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.033147 $10.639903 $10.423761 $10.000000	$10.099967 $10.033147 $10.639903 $10.423761	3,476,455.560 3,590,980.421 3,354,210.530 1,218,304.781
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	690,199.274 546,797.845 305,737.792 68,144.429
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	259,634.586 228,688.819 105,923.732 33,057.840

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.364376 $11.371714 $10.761224 $10.000000	$11.710586 $11.364376 $11.371714 $10.761224	64,510.196 64,263.104 37,128.764 14,995.732
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.636649 $11.643706 $11.208984 $10.000000	$12.548874 $11.636649 $11.643706 $11.208984	525,236.696 368,263.063 293,609.932 138,211.893
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.839875 $9.956305 $9.595288 $10.000000	$9.984156 $9.839875 $9.956305 $9.595288	1,337,423.821 957,268.026 552,968.936 146,080.294
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.338973 $12.665223 $11.842546 $10.000000	$14.394875 $13.338973 $12.665223 $11.842546	392,092.064 294,898.100 186,803.477 71,129.439
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.022990 $13.023761 $11.943820 $10.000000	$14.314879 $13.022990 $13.023761 $11.943820	420,329.522 357,581.284 170,921.732 52,765.149
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.997477 $12.092692 $11.118629 $10.000000	$12.688411 $11.997477 $12.092692 $11.118629	255,057.177 211,502.968 101,808.240 18,532.916
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.425007 $10.589984 $10.167870 $10.000000	$10.511182 $10.425007 $10.589984 $10.167870	1,296,566.839 1,080,862.218 623,127.531 268,509.728
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.699074 $9.810770 $9.923751 $10.000000	$9.588969 $9.699074 $9.810770 $9.923751	2,456,952.601 2,010,638.975 1,443,548.814 899,801.995
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.719621 $10.273798 $10.031013 $10.000000	$11.050257 $9.719621 $10.273798 $10.031013	365,057.050 264,491.006 130,725.778 46,472.543
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748859 $9.878951 $9.570072 $10.000000	$9.651190 $9.748859 $9.878951 $9.570072	1,335,371.499 697,521.847 609,174.753 520,275.110
92

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748859 $9.878951 $9.570072 $10.000000	$9.651190 $9.748859 $9.878951 $9.570072	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.545989 $9.999685	$10.042113 $9.545989	4,928,074.845 1,413,126.571
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.235510 $12.870208 $11.630812 $10.000000	$13.860798 $12.235510 $12.870208 $11.630812	138,897.838 61,960.156 25,626.680 7,256.513
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.999057	$10.494991	43,869.130
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.513098 $10.766844 $10.714003 $10.000000	$10.867088 $10.513098 $10.766844 $10.714003	3,129,968.395 810,460.597 108,638.151 32,497.068
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.464171 $9.913106 $9.999055	$9.390991 $9.464171 $9.913106	2,448,449.410 1,453,971.420 76,379.514
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.266777 $9.9873176 $9.999055	$9.143803 $9.266777 $9.9873176	2,684,953.898 2,064,832.775 92,576.759
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.999057	$10.177835	388,732.490
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.999057	$10.247219	180,001.729
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.857672 $10.996952 $10.587385 $10.000000	$11.260647 $10.857672 $10.996952 $10.587385	7,742,824.084 6,200,833.238 4,320,865.703 1,969,138.867
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.097049 $10.303687 $9.199845 $10.000000	$10.023696 $10.097049 $10.303687 $9.199845	112,403.836 89,543.938 41,164.836 12,860.930
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.598380 $11.718211 $10.993018 $10.000000	$11.938410 $11.598380 $11.718211 $10.993018	5,627,498.505 4,122,918.223 2,168,929.879 605,286.567
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.394925 $12.167048 $12.340009 $10.000000	$11.005500 $11.394925 $12.167048 $12.340009	121,166.295 98,052.610 64,211.374 28,463.664
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.710585 $11.064219 $10.317071 $10.000000	$10.517546 $10.710585 $11.064219 $10.317071	12,807,077.887 11,210,930.239 5,553,032.401 1,731,470.954
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.020711 $11.486977 $10.741367 $10.000000	$10.787335 $11.020711 $11.486977 $10.741367	4,902,835.025 4,432,074.260 1,630,313.399 534,123.874
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.871827 $11.078940 $10.598459 $10.000000	$11.312215 $10.871827 $11.078940 $10.598459	1,714,611.339 1,665,222.424 1,411,034.605 559,528.3615
93

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.324391 $10.522376 $10.160853 $10.000000	$10.624275 $10.324391 $10.522376 $10.160853	175,938.805 141,205.727 72,118.454 49,973.106
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.604339 $10.711436 $10.240421 $10.000000	$11.200348 $10.604339 $10.711436 $10.240421	1,198,298.153 1,080,181.403 808,644.459 332,066.078
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.540233 $10.854242 $10.502044 $10.000000	$10.811064 $10.540233 $10.854242 $10.502044	44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.471975 $10.666439 $10.252434 $10.000000	$10.774463 $10.471975 $10.666439 $10.252434	4,450,403.887 3,706,354.630 2,724,971.946 875,220.175
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.768739 $11.290100 $10.984499 $10.000000	$11.142987 $10.768739 $11.290100 $10.984499	15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.261621 $10.405556 $11.127981 $10.000000	$10.131037 $10.261621 $10.405556 $11.127981	155,959.303 140,136.619 66,623.112 22,301.612
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.706968 $10.402812 $10.221398 $10.000000	$9.789562 $9.706968 $10.402812 $10.221398	41,236.934 32,355.653 11,466.650 2,592.569
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.744289 $11.152500 $10.462191 $10.000000	$11.193211 $10.744289 $11.152500 $10.462191	6,240,137.037 5,660,737.074 4,624,225.559 1,463,697.677
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.602192 $10.952289 $10.190054 $10.000000	$11.003018 $10.602192 $10.952289 $10.190054	3,000,803.860 2,187,278.834 828,513.026 318,136.507
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.860289 $11.379196 $10.819034 $10.000000	$11.259471 $10.860289 $11.379196 $10.819034	2,958,312.185 2,104,820.788 1,025,743.646 399,652.809
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.751636 $9.813662 $9.514350 $10.000000	$9.878967 $9.751636 $9.813662 $9.514350	3,603,596.701 2,789,151.344 2,057,386.825 999,005.652
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.745946 $9.108264 $8.912553 $10.000000	$8.974997 $8.745946 $9.108264 $8.912553	1,197,959.560 992,524.423 634,739.686 245,406.237
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080716 $10.443870 $10.196963 $10.000000	$10.229619 $10.080716 $10.443870 $10.196963	2,529,250.172 2,516,500.446 1,956,366.926 986,485.934
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.175414 $11.012768 $10.792110 $10.000000	$10.257227 $10.175414 $11.012768 $10.792110	3,886,785.438 3,963,221.152 2,772,568.093 1,068,568.547
94

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.127307 $10.702212 $10.448174 $10.000000	$10.230394 $10.127307 $10.702212 $10.448174	9,953,491.562 10,469,253.134 9,739,945.304 3,730,758.901
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.679092 $13.545434 $12.896853 $10.000000	$15.010885 $13.679092 $13.545434 $12.896853	222,570.486 152,938.437 89,796.826 36,367.237
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.526120 $10.538329 $11.266414 $10.000000	$10.485763 $10.526120 $10.538329 $11.266414	100,459.052 84,451.892 68,345.199 20,897.827
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.139271 $11.230363 $10.707426 $10.000000	$11.393112 $11.139271 $11.230363 $10.707426	65.214 64.277 811.084 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.406154 $11.498985 $11.152965 $10.000000	$12.208686 $11.406154 $11.498985 $11.152965	31,869.565 13,110.016 8,375.065 1,466.780
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.644934 $9.832499 $9.547280 $10.000000	$9.713438 $9.644934 $9.832499 $9.547280	16,226.527 13,550.909 11,256.709 1,815.406
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.074793 $12.507820 $11.783374 $10.000000	$14.004679 $13.074793 $12.507820 $11.783374	23,099.573 22,991.594 12,226.155 4,230.107
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.765060 $12.861910 $11.884149 $10.000000	$13.926839 $12.765060 $12.861910 $11.884149	24,888.227 54,230.459 11,316.328 4,909.629
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.759851 $11.942380 $11.063047 $10.000000	$12.344444 $11.759851 $11.942380 $11.063047	48,464.130 36,914.394 14,364.577 1,997.869
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.218494 $10.458333 $10.117028 $10.000000	$10.226195 $10.218494 $10.458333 $10.117028	15,478.177 15,634.474 16,357.190 3,239.238
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.506929 $9.688788 $9.874119 $10.000000	$9.328962 $9.506929 $9.688788 $9.874119	16,225.984 144,783.598 15,380.422 5,573.634
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.527080 $10.146079 $9.980853 $10.000000	$10.750689 $9.527080 $10.146079 $9.980853	13,683.032 12,482.790 7,902.719 287.883
95

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.555726 $9.756112 $9.522193 $10.000000	$9.389497 $9.555726 $9.756112 $9.522193	29,344.458 9,279.552 6,050.282 2,022.228
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.555726 $9.756112 $9.522193 $10.000000	$9.389497 $9.555726 $9.756112 $9.522193	7,342.455 21,495.267 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.498051 $9.999480	$9.917245 $9.498051	59,336.296 4,255.608
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.993179 $12.710268 $11.572700 $10.000000	$13.485080 $11.993179 $12.710268 $11.572700	49,913.703 77,072.382 60,730.462 2,624.079
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.433489	1,293.016
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.304844 $10.633000 $10.660455 $10.000000	$10.572469 $10.304844 $10.633000 $10.660455	29,862.884 19,659.610 21,409.004 11,363.560
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.383040 $9.902116 $9.998439	$9.241117 $9.383040 $9.902116	44,543.920 43,359.222 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.187326 $9.862222 $9.998439	$8.997858 $9.187326 $9.862222	29,862.884 12,388.665 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.118180	2,915.905
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.187153	5,135.445
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.642594 $10.860255 $10.534462 $10.000000	$10.955354 $10.642594 $10.860255 $10.534462	78,983.422 60,781.056 43,907.891 9,529.686
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.897032 $10.175588 $9.153815 $10.000000	$9.751973 $9.897032 $10.175588 $9.153815	7,248.894 7,355.846 3,859.222 204.168
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.368647 $11.572559 $10.938069 $10.000000	$11.614754 $11.368647 $11.572559 $10.938069	59,166.221 49,816.031 32,783.435 6,600.572
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.169203 $12.015839 $12.278394 $10.000000	$10.707096 $11.169203 $12.015839 $12.278394	2,036.373 10,483.945 9,494.094 3,585.144
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.498420 $10.926676 $10.265484 $10.000000	$10.232375 $10.498420 $10.926676 $10.265484	136,166.917 115,317.084 59,980.890 25,530.491
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.802412 $11.344192 $10.687674 $10.000000	$10.494866 $10.802412 $11.344192 $10.687674	9,680.316 6,960.974 3,479.643 1,438.175
96

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.656471 $10.941218 $10.545478 $10.000000	$11.005542 $10.656471 $10.941218 $10.545478	0.000 0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.119856 $10.391554 $10.110040 $10.000000	$10.336208 $10.119856 $10.391554 $10.110040	10,010.597 10,113.168 10,740.808 4,826.051
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.394281 $10.578272 $10.189211 $10.000000	$10.896717 $10.394281 $10.578272 $10.189211	2,256.390 1,924.531 4,756.319 3,204.545
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331440 $10.719311 $10.449534 $10.000000	$10.517948 $10.331440 $10.719311 $10.449534	115,510.004 132,776.958 134,939.596 66,841.118
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.264536 $10.533842 $10.201181 $10.000000	$10.482347 $10.264536 $10.533842 $10.201181	10,782.479 12,276.695 11,369.144 3,755.106
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.555422 $11.149760 $10.929605 $10.000000	$10.840879 $10.555422 $11.149760 $10.929605	54,429.895 154,862.404 322,858.268 282,854.970
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.058348 $10.276225 $11.072399 $10.000000	$9.856364 $10.058348 $10.276225 $11.072399	59,282.425 76,411.278 53,613.106 2,797.604
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.531472 $11.013876 $10.409893 $10.000000	$10.889772 $10.531472 $11.013876 $10.409893	102,519.460 90,093.825 81,603.570 43,359.072
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.392183 $10.816153 $10.139103 $10.000000	$10.704716 $10.392183 $10.816153 $10.139103	15,688.425 16,990.580 11,043.253 2,180.229
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.645176 $11.237755 $10.764954 $10.000000	$10.954225 $10.645176 $11.237755 $10.764954	45,913.541 282,128.339 14,290.073 556.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.558465 $9.691647 $9.466752 $10.000000	$9.611129 $9.558465 $9.691647 $9.466752	139,061.994 185,477.046 194,889.381 32,790.324
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.572621 $8.994968 $8.867938 $10.000000	$8.731587 $8.572621 $8.994968 $8.867938	8,848.154 9,352.760 11,661.024 8,649.772
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.881016 $10.314031 $10.145981 $10.000000	$9.952261 $9.881016 $10.314031 $10.145981	15,437.709 18,840.103 3,811.316 2,514.838
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.973829 $10.875866 $10.738168 $10.000000	$9.979113 $9.973829 $10.875866 $10.738168	30,835.310 34,509.771 223,746.841 9,775.439
97

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.926665 $10.569164 $10.395937 $10.000000	$9.952995 $9.926665 $10.569164 $10.395937	35,735.642 37,220.373 51,906.971 38,791.540
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.408199 $13.377124 $12.832468 $10.000000	$14.603993 $13.408199 $13.377124 $12.832468	22,327.009 17,139.038 12,381.004 2,921.469
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.317588 $10.407336 $11.210143 $10.000000	$10.201465 $10.317588 $10.407336 $11.210143	965.898 51,701.581 50,593.389 935.393

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243720 $11.296085 $10.732499 $10.000000	$11.540175 $11.243720 $11.296085 $10.732499	2,741.431 12,807.200 5,553.633 2,156.303
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.513188 $11.566317 $11.179081 $10.000000	$12.366315 $11.513188 $11.566317 $11.179081	168,926.868 137,520.798 89,492.556 52,330.532
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.735457 $9.890107 $9.569654 $10.000000	$9.838869 $9.735457 $9.890107 $9.569654	89,728.456 87,723.434 32,949.609 5,569.473
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.197463 $12.581044 $11.810950 $10.000000	$14.185476 $13.197463 $12.581044 $11.810950	51,111.871 63,421.328 29,999.823 9,822.023
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.884838 $12.937215 $11.911959 $10.000000	$14.106650 $12.884838 $12.937215 $11.911959	75,598.188 56,946.575 43,576.593 17,099.440
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.870091 $12.012257 $11.088942 $10.000000	$12.503722 $11.870091 $12.012257 $11.088942	87,329.922 97,150.074 45,266.437 6,173.877
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.314323 $10.519547 $10.140718 $10.000000	$10.358183 $10.314323 $10.519547 $10.140718	13,208.582 9,903.208 14,852.396 9,430.201
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.596085 $9.745501 $9.897251 $10.000000	$9.449371 $9.596085 $9.745501 $9.897251	179,750.093 267,977.491 177,829.583 57,870.277
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.616416 $10.205471 $10.004232 $10.000000	$10.889413 $9.616416 $10.205471 $10.004232	156,238.618 29,729.935 16,132.074 84,301.392
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.645334 $9.813221 $9.544504 $10.000000	$9.510672 $9.645334 $9.813221 $9.544504	56,371.016 54,507.681 21,000.087 4,015.540
98

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.645334 $9.813221 $9.544504 $10.000000	$9.510672 $9.645334 $9.813221 $9.544504	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.520377 $9.999575	$9.975299 $9.520377	64,295.601 13,296.823
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.105616 $12.784634 $11.599780 $10.000000	$13.659064 $12.105616 $12.784634 $11.599780	15,159.692 50,522.740 9,753.405 1,392.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.462139	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.401473 $10.695234 $10.685410 $10.000000	$10.708906 $10.401473 $10.695234 $10.685410	134,567.914 76,694.189 43,812.597 5,265.608
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.420789 $9.907237 $9.998726	$9.310733 $9.420789 $9.907237	49,166.076 22,238.265 3,635.599
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.224296 $9.867326 $9.998726	$9.065662 $9.224296 $9.867326	27,486.758 21,892.041 808.923
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.145964	67,475.295
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.215127	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.742386 $10.923812 $10.559125 $10.000000	$11.096738 $10.742386 $10.923812 $10.559125	170,766.879 145,456.744 109,425.734 30,702.750
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.989838 $10.235148 $9.175268 $10.000000	$9.877808 $9.989838 $10.235148 $9.175268	15,595.888 20,495.349 16,043.348 2,015.854
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.475244 $11.640283 $10.963675 $10.000000	$11.764634 $11.475244 $11.640283 $10.963675	136,626.769 92,080.294 120,296.791 19,062.820
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.273923 $12.086135 $12.307103 $10.000000	$10.845268 $11.273923 $12.086135 $12.307103	6,109.114 5,627.325 3,678.608 329.927
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.596853 $10.990632 $10.289523 $10.000000	$10.364433 $10.596853 $10.990632 $10.289523	214,027.261 218,299.567 149,717.012 27,869.605
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.903712 $11.410590 $10.712700 $10.000000	$10.630326 $10.903712 $11.410590 $10.712700	89,877.823 76,613.626 100,166.539 39,877.094
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.756387 $11.005249 $10.570162 $10.000000	$11.147553 $10.756387 $11.005249 $10.570162	2,768.581 0.000 0.000 0.000
99

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.214766 $10.452398 $10.133732 $10.000000	$10.469616 $10.214766 $10.452398 $10.133732	10,057.447 5,556.165 13,631.906 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.491752 $10.640187 $10.213076 $10.000000	$11.037332 $10.491752 $10.640187 $10.213076	28,752.888 23,930.488 20,313.570 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428317 $10.782050 $10.474011 $10.000000	$10.653678 $10.428317 $10.782050 $10.474011	910,891.536 949,981.197 756,398.166 324,141.525
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.360784 $10.595495 $10.225070 $10.000000	$10.617622 $10.360784 $10.595495 $10.225070	229,174.584 205,998.456 161,988.229 37,130.072
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.654401 $11.215008 $10.955190 $10.000000	$10.980787 $10.654401 $11.215008 $10.955190	623,328.688 584,338.294 355,693.450 110,614.547
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.152656 $10.336362 $11.098302 $10.000000	$9.983555 $10.152656 $10.336362 $11.098302	18,297.854 23,280.131 6,939.289 903.481
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.623585 $10.354805 $10.215014 $10.000000	$9.666834 $9.623585 $10.354805 $10.215014	8,399.518 11,223.868 5,964.134 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.630220 $11.078331 $10.434264 $10.000000	$11.030293 $10.630220 $11.078331 $10.434264	166,131.972 146,988.935 116,215.786 41,882.250
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.489611 $10.879444 $10.162845 $10.000000	$10.842840 $10.489611 $10.879444 $10.162845	93,465.257 75,831.021 43,398.269 13,289.079
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.744969 $11.303506 $10.790157 $10.000000	$11.095568 $10.744969 $11.303506 $10.790157	121,192.585 65,287.162 64,301.331 12,497.564
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.648092 $9.748372 $9.488936 $10.000000	$9.735160 $9.648092 $9.748372 $9.488936	179,133.609 334,930.695 78,988.610 40,575.761
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.653038 $9.047631 $8.888722 $10.000000	$8.844304 $8.653038 $9.047631 $8.888722	34,229.119 30,022.819 29,546.822 3,909.024
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.973675 $10.374400 $10.169739 $10.000000	$10.080708 $9.973675 $10.374400 $10.169739	139,727.715 187,854.028 113,636.988 21,828.140
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.067354 $10.939516 $10.763305 $10.000000	$10.107891 $10.067354 $10.939516 $10.763305	98,205.322 120,935.491 181,838.536 109,908.889
100

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.019770 $10.631028 $10.420282 $10.000000	$10.081462 $10.019770 $10.631028 $10.420282	181,160.733 203,350.620 448,470.986 260,344.268
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.533883 $13.455383 $12.862470 $10.000000	$14.792423 $13.533883 $13.455383 $12.862470	33,204.216 34,626.149 4,739.599 2,044.119
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.414353 $10.468245 $11.236370 $10.000000	$10.333137 $10.414353 $10.468245 $11.236370	4,974.538 4,396.490 4,225.344 417.455
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.154150 $11.239736 $10.711007 $10.000000	$11.414028 $11.154150 $11.239736 $10.711007	36,296.988 38,774.667 32,982.190 23,950.748
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.421386 $11.508571 $11.156691 $10.000000	$12.231100 $11.421386 $11.508571 $11.156691	590,660.929 557,101.706 467,645.277 124,246.861
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.657794 $9.840701 $9.550465 $10.000000	$9.731249 $9.657794 $9.840701 $9.550465	328,182.100 336,145.838 273,898.421 68,273.201
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.092247 $12.518255 $11.787317 $10.000000	$14.030392 $13.092247 $12.518255 $11.787317	444,735.154 368,223.744 199,745.633 61,268.689
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.782103 $12.872635 $11.888121 $10.000000	$13.952421 $12.782103 $12.872635 $11.888121	693,870.342 646,618.326 456,920.276 130,249.623
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.775555 $11.952351 $11.066747 $10.000000	$12.367062 $11.775555 $11.952351 $11.066747	206,713.838 191,456.929 147,271.196 25,153.215
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.232148 $10.467068 $10.120413 $10.000000	$10.244944 $10.232148 $10.467068 $10.120413	306,650.679 336,477.596 149,814.109 87,419.820
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.519630 $9.696876 $9.877422 $10.000000	$9.346067 $9.519630 $9.696876 $9.877422	518,229.971 333,425.732 479,584.358 398,611.180
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.539785 $10.154538 $9.984180 $10.000000	$10.770381 $9.539785 $10.154538 $9.984180	372,498.550 307,625.670 294,977.180 195,118.293
101

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	411,332.623 351,939.959 416,100.039 152,068.066
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	337,464.720 323,564.669 45,378.206 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.501238 $9.999493	$9.925511 $9.501238	438,505.663 103,968.948
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.009190 $12.720876 $11.576563 $10.000000	$13.509790 $12.009190 $12.720876 $11.576563	158,113.687 173,919.348 100,807.294 34,318.997
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.437566	13,790.532
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318589 $10.641864 $10.664010 $10.000000	$10.591830 $10.318589 $10.641864 $10.664010	893,420.819 641,333.221 414,574.278 152,124.030
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.388423 $9.902841 $9.998480	$9.251011 $9.388423 $9.902841	213,634.578 158,136.200 4,250.019
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.192601 $9.862946 $9.998480	$9.007495 $9.192601 $9.862946	368,540.425 392,075.205 17,663.371
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.122115	29,792.686
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.191125	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.656801 $10.869310 $10.537980 $10.000000	$10.975426 $10.656801 $10.869310 $10.537980	1,610,649.691 1,644,846.465 1,484,483.311 622,413.183
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.910229 $10.184071 $9.156876 $10.000000	$9.769816 $9.910229 $10.184071 $9.156876	172,181.624 180,201.055 131,337.396 41,240.898
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.383838 $11.582224 $10.941727 $10.000000	$11.636059 $11.383838 $11.582224 $10.941727	1,479,847.465 1,336,940.830 730,541.910 283,387.831
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.184105 $12.025854 $12.282490 $10.000000	$10.726709 $11.184105 $12.025854 $12.282490	60,150.171 71,423.580 50,751.746 25,495.762
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.512445 $10.935810 $10.268922 $10.000000	$10.251137 $10.512445 $10.935810 $10.268922	1,907,085.697 1,734,729.547 1,171,194.793 505,160.442
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.816840 $11.353665 $10.691252 $10.000000	$10.514106 $10.816840 $11.353665 $10.691252	1,539,685.735 1,725,348.621 1,048,124.518 464,201.951
102

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.670716 $10.950353 $10.549000 $10.000000	$11.025719 $10.670716 $10.950353 $10.549000	300,141.195 323,710.617 226,174.990 67,871.566
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.133373 $10.400233 $10.113422 $10.000000	$10.355148 $10.133373 $10.400233 $10.113422	27,826.234 34,412.649 73,783.399 31,741.589
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.408165 $10.587100 $10.192617 $10.000000	$10.916690 $10.408165 $10.587100 $10.192617	177,287.626 187,813.418 120,706.051 50,224.027
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345237 $10.728264 $10.453037 $10.000000	$10.537220 $10.345237 $10.728264 $10.453037	5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.278238 $10.542635 $10.204584 $10.000000	$10.501545 $10.278238 $10.542635 $10.204584	573,813.629 595,022.369 456,655.384 140,874.387
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.569519 $11.159064 $10.933258 $10.000000	$10.860752 $10.569519 $11.159064 $10.933258	3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.071777 $10.284791 $11.076094 $10.000000	$9.874429 $10.071777 $10.284791 $11.076094	201,358.961 225,639.976 133,864.494 55,617.989
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.545529 $11.023068 $10.413369 $10.000000	$10.909723 $10.545529 $11.023068 $10.413369	1,212,579.781 1,104,503.163 1,111,493.247 447,863.188
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.406055 $10.825170 $10.142494 $10.000000	$10.724327 $10.406055 $10.825170 $10.142494	268,052.240 216,520.881 197,003.768 63,851.665
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.659382 $11.247124 $10.768556 $10.000000	$10.974285 $10.659382 $11.247124 $10.768556	701,685.294 939,184.275 361,640.186 126,163.176
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.571222 $9.699736 $9.469916 $10.000000	$9.628744 $9.571222 $9.699736 $9.469916	877,052.902 855,911.939 695,135.185 406,244.058
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.584091 $9.002487 $8.870906 $10.000000	$8.747617 $8.584091 $9.002487 $8.870906	315,828.949 300,321.392 262,887.081 94,596.042
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.894194 $10.322630 $10.149364 $10.000000	$9.970486 $9.894194 $10.322630 $10.149364	253,863.733 270,923.798 220,958.529 145,292.804
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987134 $10.884932 $10.741760 $10.000000	$9.997379 $9.987134 $10.884932 $10.741760	1,349,437.774 1,471,942.755 1,624,608.196 556,119.893
103

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.939946 $10.577994 $10.399412 $10.000000	$9.971254 $9.939946 $10.577994 $10.399412	1,822,392.721 1,928,301.761 1,810,558.628 969,298.909
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.426091 $13.388277 $12.836738 $10.000000	$14.630748 $13.426091 $13.388277 $12.836738	251,818.788 244,212.580 209,993.651 76,374.754
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331375 $10.416026 $11.213892 $10.000000	$10.220167 $10.331375 $10.416026 $11.213892	76,417.141 71,351.315 56,231.083 10,364.029

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	30,280.470 35,106.933 9,290.371 3,341.657
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	256,528.386 129,429.028 95,272.296 40,691.480
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748383 $9.898318 $9.572853 $10.000000	$9.856862 $9.748383 $9.898318 $9.572853	512,677.522 404,826.804 267,638.874 48,244.062
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	111,703.967 102,363.806 59,543.877 28,219.573
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	167,258.437 180,983.619 140,755.081 79,993.089
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	111,343.243 106,706.324 126,709.755 98,079.100
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.328089 $10.528328 $10.144110 $10.000000	$10.377187 $10.328089 $10.528328 $10.144110	333,998.457 316,221.857 233,040.756 105,114.053
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	626,376.121 707,102.360 484,704.900 384,089.323
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.629248 $10.213968 $10.007569 $10.000000	$10.909402 $9.629248 $10.213968 $10.007569	171,246.263 149,640.900 99,577.778 454,433.033
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	301,656.634 267,110.460 229,240.493 118,019.127
104

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	1,538,083.138 312,767.949
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	100,809.586 102,379.804 24,158.172 3,449.318
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	2,206.028
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	642,459.808 271,892.069 107,725.203 83,325.946
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.426201 $9.907970 $9.998767	$9.320727 $9.426201 $9.907970	407,788.914 550,476.747 26,175.188
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.229595 $9.868054 $9.998767	$9.075395 $9.229595 $9.868054	609,745.076 682,135.407 27,999.912
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	121,401.258
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.756731 $10.932929 $10.562653 $10.000000	$11.117111 $10.756731 $10.932929 $10.562653	2,625,133.628 2,567,035.293 2,300,269.186 968,809.271
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	41,809.349 40,772.499 28,645.858 15,048.486
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.490564 $11.650000 $10.967341 $10.000000	$11.786229 $11.490564 $11.650000 $10.967341	2,044,531.267 1,739,313.614 922,108.414 278,846.205
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	26,356.163 23,615.654 16,288.672 3,643.075
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611010 $10.999811 $10.292971 $10.000000	$10.383466 $10.611010 $10.999811 $10.292971	3,482,149.355 3,721,268.972 2,858,440.096 1,039,380.138
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.918254 $11.420103 $10.716280 $10.000000	$10.649820 $10.918254 $11.420103 $10.716280	1,540,714.791 1,704,301.320 932,814.082 287,278.458
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.770763 $11.014442 $10.573701 $10.000000	$11.168026 $10.770763 $11.014442 $10.573701	176,377.207 33,888.090 17,315.781 15,046.200
105

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.228392 $10.461104 $10.137114 $10.000000	$10.488823 $10.228392 $10.461104 $10.137114	259,350.589 295,428.558 126,956.944 1,566.040
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.505758 $10.649061 $10.216487 $10.000000	$11.057592 $10.505758 $10.649061 $10.216487	310,463.531 165,198.237 11,510.579 8,474.244
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	14,581,221.436 15,477,858.340 12,187,086.849 4,153,049.354
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	1,387,815.352 1,360,515.031 1,051,554.155 472,504.182
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	67,721.082 74,501.988 22,115.469 6,050.885
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.633965 $10.360804 $10.215816 $10.000000	$9.682095 $9.633965 $10.360804 $10.215816	15,165.693 13,126.121 10,589.140 911.781
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.644395 $11.087561 $10.437749 $10.000000	$11.050530 $10.644395 $11.087561 $10.437749	2,115,462.311 2,102,701.415 1,940,470.405 663,747.387
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.503608 $10.888512 $10.166237 $10.000000	$10.862731 $10.503608 $10.888512 $10.166237	705,263.163 618,552.961 338,3796.125 154,285.485
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.759327 $11.312946 $10.793759 $10.000000	$11.115939 $10.759327 $11.312946 $10.793759	830,044.729 843,911.685 519,383.356 187,171.655
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660981 $9.756515 $9.492111 $10.000000	$9.753044 $9.660981 $9.756515 $9.492111	852,612.512 867,471.453 638,582.276 256,632.708
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.664600 $9.055195 $8.891705 $10.000000	$8.860548 $8.664600 $9.055195 $8.891705	303,566.230 650,343.983 657,388.039 83,161.041
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987000 $10.383067 $10.173136 $10.000000	$10.099222 $9.987000 $10.383067 $10.173136	827,658.493 910,953.463 756,495.092 288,617.052
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080796 $10.948638 $10.766901 $10.000000	$10.126448 $10.080796 $10.948638 $10.766901	1,756,415.677 2,027,413.251 1,738,537.855 757,546.998
106

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.033147 $10.639903 $10.423761 $10.000000	$10.099967 $10.033147 $10.639903 $10.423761	3,554,789.443 3,801,333.872 3,743,686.079 1,640,171.897
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	77,359.197 74,762.460 33,870.139 17,070.291
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	51,878.380 48,969.630 1,634.284 0.000
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.154150 $11.239736 $10.711007 $10.000000	$11.414028 $11.154150 $11.239736 $10.711007	9,434.105 9,840.782 9,000.968 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.421386 $11.508571 $11.156691 $10.000000	$12.231100 $11.421386 $11.508571 $11.156691	125,375.141 136,584.843 124,625.235 75,409.507
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.657794 $9.840701 $9.550465 $10.000000	$9.731249 $9.657794 $9.840701 $9.550465	285,189.211 193,074.605 72,895.435 27,207.388
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.092247 $12.518255 $11.787317 $10.000000	$14.030392 $13.092247 $12.518255 $11.787317	139,497.602 117,311.767 73,729.957 7,390.560
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.782103 $12.872635 $11.888121 $10.000000	$13.952421 $12.782103 $12.872635 $11.888121	92,678.715 78,410.554 47,941.594 4,060.769
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.775555 $11.952351 $11.066747 $10.000000	$12.367062 $11.775555 $11.952351 $11.066747	31,843.099 26,660.378 18,827.809 8,454.234
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.232148 $10.467068 $10.120413 $10.000000	$10.244944 $10.232148 $10.467068 $10.120413	203,889.737 205,005.248 133,988.797 61,980.123
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.519630 $9.696876 $9.877422 $10.000000	$9.346067 $9.519630 $9.696876 $9.877422	243,890.953 277,759.711 396,217.631 90,198.082
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.539785 $10.154538 $9.984180 $10.000000	$10.770381 $9.539785 $10.154538 $9.984180	82,113.651 75,318.584 57,029.035 17,471.857
107

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	46,527.727 89,228.355 95,314.411 210,089.217
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	111,829.738 110,429.233 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.501238 $9.999493	$9.925511 $9.501238	150,444.478 57,566.766
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.009190 $12.720876 $11.576563 $10.000000	$13.509790 $12.009190 $12.720876 $11.576563	71,574.028 65,792.181 25,568.190 2,148.970
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.437566	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318589 $10.641864 $10.664010 $10.000000	$10.591830 $10.318589 $10.641864 $10.664010	186,312.011 118,330.320 55,897.666 7,586.979
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.388423 $9.902841 $9.998480	$9.251011 $9.388423 $9.902841	220,112.383 152,554.505 7,071.562
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.192601 $9.862946 $9.998480	$9.007495 $9.192601 $9.862946	259,166.216 177,327.067 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.122115	16,786.788
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.191125	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.656801 $10.869310 $10.537980 $10.000000	$10.975426 $10.656801 $10.869310 $10.537980	817,126.762 742,044.014 646,604.816 214,649.401
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.910229 $10.184071 $9.156876 $10.000000	$9.769816 $9.910229 $10.184071 $9.156876	72,602.687 67,593.245 55,759.507 11,426.843
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.383838 $11.582224 $10.941727 $10.000000	$11.636059 $11.383838 $11.582224 $10.941727	484,456.783 472,225.046 305,553.448 151,816.419
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.184105 $12.025854 $12.282490 $10.000000	$10.726709 $11.184105 $12.025854 $12.282490	28,807.094 23,234.471 10,292.833 1,753.473
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.512445 $10.935810 $10.268922 $10.000000	$10.251137 $10.512445 $10.935810 $10.268922	691,282.088 624,828.066 426,931.812 153,557.869
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.816840 $11.353665 $10.691252 $10.000000	$10.514106 $10.816840 $11.353665 $10.691252	670,552.391 618,824.904 375,317.508 152,318.000
108

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.670716 $10.950353 $10.549000 $10.000000	$11.025719 $10.670716 $10.950353 $10.549000	0.000 0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.133373 $10.400233 $10.113422 $10.000000	$10.355148 $10.133373 $10.400233 $10.113422	0.000 0.000 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.408165 $10.587100 $10.192617 $10.000000	$10.916690 $10.408165 $10.587100 $10.192617	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345237 $10.728264 $10.453037 $10.000000	$10.537220 $10.345237 $10.728264 $10.453037	1,882,202.749 1,933,811.807 1,381,841.447 493,178.589
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.278238 $10.542635 $10.204584 $10.000000	$10.501545 $10.278238 $10.542635 $10.204584	435,801.824 434,904.196 341,982.745 149,500.111
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.569519 $11.159064 $10.933258 $10.000000	$10.860752 $10.569519 $11.159064 $10.933258	1,263,569.815 1,282,251.974 1,124,097.518 526,666.776
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.071777 $10.284791 $11.076094 $10.000000	$9.874429 $10.071777 $10.284791 $11.076094	98,735.657 96,008.022 71,917.815 22,044.900
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.545529 $11.023068 $10.413369 $10.000000	$10.909723 $10.545529 $11.023068 $10.413369	360,410.492 312,284.902 277,947.180 85,136.975
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.406055 $10.825170 $10.142494 $10.000000	$10.724327 $10.406055 $10.825170 $10.142494	166,367.544 158,176.841 77,364.845 28,996.096
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.659382 $11.247124 $10.768556 $10.000000	$10.974285 $10.659382 $11.247124 $10.768556	385,794.852 355,011.373 184,636.573 81,578.800
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.571222 $9.699736 $9.469916 $10.000000	$9.628744 $9.571222 $9.699736 $9.469916	331,994.542 256,226.179 189,805.930 101,190.096
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.584091 $9.002487 $8.870906 $10.000000	$8.747617 $8.584091 $9.002487 $8.870906	113,674.059 107,995.743 86,578.965 112,955.236
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.894194 $10.322630 $10.149364 $10.000000	$9.970486 $9.894194 $10.322630 $10.149364	186,675.566 163,020.741 121,293.408 68,183.031
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987134 $10.884932 $10.741760 $10.000000	$9.997379 $9.987134 $10.884932 $10.741760	681,736.758 644,693.354 438,730.559 181,462.867
109

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.939946 $10.577994 $10.399412 $10.000000	$9.971254 $9.939946 $10.577994 $10.399412	953,081.447 980,712.262 830,633.242 261,775.976
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.426091 $13.388277 $12.836738 $10.000000	$14.630748 $13.426091 $13.388277 $12.836738	98,804.639 87,568.387 56,661.441 8,070.959
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331375 $10.416026 $11.213892 $10.000000	$10.220167 $10.331375 $10.416026 $11.213892	12,670.888 8,997.585 5,841.191 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	3,173.549 3,854.136 5,712.878 2,961.832
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	39,097.399 42,887.643 27,674.658 5,460.794
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748383 $9.898318 $9.572853 $10.000000	$9.856862 $9.748383 $9.898318 $9.572853	227,990.382 173,890.808 144,000.792 20,894.979
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	21,217.469 19,646.958 16,705.093 5,605.280
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	47,054.070 53,371.657 25,761.866 2,342.830
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	36,287.441 38,368.522 27,202.761 787.780
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.328089 $10.528328 $10.144110 $10.000000	$10.377187 $10.328089 $10.528328 $10.144110	164,638.220 150,120.668 77,646.183 43,283.804
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	439,922.723 280,150.191 225,841.736 165,630.010
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.629248 $10.213968 $10.007569 $10.000000	$10.909402 $9.629248 $10.213968 $10.007569	402,200.431 424,777.954 359,921.125 159,376.034
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	119,606.397 132,788.810 97,541.816 64,588.028
110

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	294,753.096 154,755.213
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	28,400.164 17,505.163 26,922.556 1,618.992
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	207,182.216 94,909.792 34,490.769 5,947.822
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.426201 $9.907970 $9.998767	$9.320727 $9.426201 $9.907970	302,019.777 204,704.722 208.956
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.229595 $9.868054 $9.998767	$9.075395 $9.229595 $9.868054	298,195.539 255,817.826 8,648.691
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	21,045.597
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	789.832
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.756731 $10.932929 $10.562653 $10.000000	$11.117111 $10.756731 $10.932929 $10.562653	896,637.676 791,918.911 575,485.283 182,959.852
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.8953937 $10.003181 $10.243698 $9.178335	45,051.426 37,615.367 12,732.147 2,807.881
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.490564 $11.650000 $10.967341 $10.000000	$11.786229 $11.490564 $11.650000 $10.967341	564,688.514 549,245.018 293,151.516 136,034.029
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	7,348.457 3,851.557 1,233.186 2,596.771
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611010 $10.999811 $10.292971 $10.000000	$10.383466 $10.611010 $10.999811 $10.292971	945,729.337 873,993.923 533,914.082 262,180.810
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.918254 $11.420103 $10.716280 $10.000000	$10.649820 $10.918254 $11.420103 $10.716280	579,628.401 546,489.290 251,893.282 68,616.863
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.770763 $11.014442 $10.573701 $10.000000	$11.168026 $10.770763 $11.014442 $10.573701	6,176.916 6,958.713 7,440.003 1,093.083
111

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.228392 $10.461104 $10.137114 $10.000000	$10.488823 $10.228392 $10.461104 $10.137114	5,874.451 6,257.858 6,632.632 1,132.932
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.505758 $10.649061 $10.216487 $10.000000	$11.057592 $10.505758 $10.649061 $10.216487	5,895.552 6,777.079 7,261.637 1,048.874
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	2,332,844.715 2,328,082.359 1,646,991.494 405,855.260
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	526,017.691 539,455.465 428,411.367 298,286.411
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	1,544,060.322 1,570,746.346 1,260,467.572 386,346.006
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	27,792.406 19,272.819 14,411.718 902.411
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.633965 $10.360804 $10.215816 $10.000000	$9.682095 $9.633965 $10.360804 $10.215816	1,409.642 97.291 85.504 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.644395 $11.087561 $10.437749 $10.000000	$11.050530 $10.644395 $11.087561 $10.437749	462,335.315 431,214.773 321,799.270 82,776.931
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.503608 $10.888512 $10.166237 $10.000000	$10.862731 $10.503608 $10.888512 $10.166237	360,843.462 336,818.586 106,443.342 28,507.539
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.759327 $11.312946 $10.793759 $10.000000	$11.115939 $10.759327 $11.312946 $10.793759	365,568.926 332,175.236 175,250.569 71,227.478
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660981 $9.756515 $9.492111 $10.000000	$9.753044 $9.660981 $9.756515 $9.492111	400,252.985 343,365.880 199,029.260 51,271.286
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.664600 $9.055195 $8.891705 $10.000000	$8.860548 $8.664600 $9.055195 $8.891705	207,140.394 187,472.048 74,383.514 19,115.452
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987000 $10.383067 $10.173136 $10.000000	$10.099222 $9.987000 $10.383067 $10.173136	286,824.907 246,177.585 153,383.211 52,488.177
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080796 $10.948638 $10.766901 $10.000000	$10.126448 $10.080796 $10.948638 $10.766901	543,987.752 540,104.273 416,605.109 132,560.522
112

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.033147 $10.639903 $10.423761 $10.000000	$10.099967 $10.033147 $10.639903 $10.423761	891,431.770 889,317.117 792,280.900 380,104.083
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	26,886.634 24,179.915 17,924.395 11,818.614
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	8,608.636 29,318.727 1,195.579 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
The State Street Total Return V.I.S. Fund, TA International Equity Index and TA U.S. Equity Index had not commenced operation as of December 31, 2016, therefore, comparable data is not available.
113

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	Multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
114

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055*0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
115

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
116

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
117

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
118

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
119

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
120

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
121

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
122

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
123

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
124

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
125

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
126

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 95%
SATT =105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value
127

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered futher the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.
128

APPENDIX
Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING EXAMPLES
The following demonstrates, on a purely hypothetical basis, the rebalancing mechanics of this guaranteed lifetime withdrawal benefit. The investment restrictions, rider fee percentages and withdrawal percentages for your rider may vary from the percentages used below.
Rebalancing Examples
The following examples assume the initial premium allocations listed in the table below, which we assume satisfy the premium investment requirements provided in the Rate Sheet Prospectus Supplement.
Investment Option Allocations:	Initial Premium Allocations	Initial Premium Allocation Percentages
Stable Account	$ 20,000	20%
Select Investment Option Fund A	$ 13,000	13%
Select Investment Option Fund B	$ 13,000	13%
Select Investment Option Fund C	$ 4,000	4%
Total Select Investment Options	$ 30,000	30%
Flexible Investment Option Fund A	$ 14,000	14%
Flexible Investment Option Fund B	$ 14,000	14%
Flexible Investment Option Fund C	$ 22,000	22%
Total Flexible Investment Options	$ 50,000	50%
Total Investments	$100,000	100%
Example 1: Calculation at rider issue for the rebalance allocations:
The Stable Account portion of the Policy Value is not included in the quarterly Rebalance, therefore the rebalancing allocation percentages are calculated by multiplying the initial premium allocation percentages for the Select Investment Options and Flexible Investment Options by a ratio. The ratio is calculated by taking 100%, divided by 100% less the Stable Account premium allocation percentage. The ratio for this example would be 100% / (100% - 20%) = 1.25.
Investment Option Allocations:	Initial Allocations	Initial Allocation Percentages	Rebalancing Allocation Percentages
Stable Account	$ 20,000	20%	N/A
Total Select Investment Options	$ 30,000	30%	37.5%
Total Flexible Investment Options	$ 50,000	50%	62.5%
Total Investments	$100,000	100%	100%
Whole percentages are required for the rebalancing percentages and must sum up to equal 100%. To satisfy this requirement and ensure the rebalancing allocation requirement is met for each of the investment options, the sum of the Select Investment Options rebalancing percentage is rounded to the nearest whole percent (hereafter referred to as Select Rebalance Total) but no less than the minimum allocation for rebalance. The Select Rebalance Total is deducted from 100% to get the Total Flexible Investment Options rebalancing percentage (hereafter referred to as Flexible Rebalance Total). The Select Rebalance Total and Flexible Rebalance Total percentages are the end result which will be achieved by the quarterly Rebalance.
129

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING
EXAMPLES —  (Continued)
Table 1:
Investment Option Allocations:	Unrounded Rebalancing Percentages	Rounded Rebalancing Percentages
Stable Account	N/A	N/A
Total Select Investment Options	37.5%	38% (1)
Total Flexible Investment Options	62.5%	62% (2)
Total Investments	100%	100%
(1)Select Rebalance Total
(2)Flexible Rebalance Total
We apply the same ratio and rounding to each individual investment option chosen and sum up the total Select and total Flexible Investment Options separately. The totals are compared to Select Rebalance Total and Flexible Rebalance Total to determine where any adjustments need to be made. In the example below, adjustments will need to be made to the Select Investment Options to bring the total percentage up to 38% and the Flexible Investment Options down to 62%, per the result from Table 1.
Table 2:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	16%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	37%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	28%
Total Flexible Investment Options	$ 50,000	50%
Total Investments	$100,000	100%	101%
To get the total Select Investment Options rebalancing percent to equal 38%, we must add 1% to one of the funds. Any adjustments will first be made equally to the fund(s) with the greatest allocation. If there are multiple funds with the greatest allocation and the adjustments cannot be divided equally, we will adjust in alphabetical order the fund(s) with the greatest allocation. In the example below, we made the adjustment to the Select Investment Option Fund A.
To get the total Flexible Investment Options rebalancing percent to equal 62%, we must subtract 2% from one or more funds. Since there is only one fund with the greatest allocation, we have made the adjustment to the Flexible Investment Option Fund C.
130

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING
EXAMPLES —  (Continued)
Table 3:
Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$ 20,000	20%	N/A
Select Investment Option Fund A	$ 13,000	13%	17%
Select Investment Option Fund B	$ 13,000	13%	16%
Select Investment Option Fund C	$ 4,000	4%	5%
Total Select Investment Options	$ 30,000	30%	38%
Flexible Investment Option Fund A	$ 14,000	14%	18%
Flexible Investment Option Fund B	$ 14,000	14%	18%
Flexible Investment Option Fund C	$ 22,000	22%	26%
Total Flexible Investment Options	$ 50,000	50%	62%
Total Investments	$100,000	100%	100%
Example 2: Calculation for first quarter rebalance:
At the end of the first Rider Quarter, assume that the investment options have the following values:
Table 4:
Investment Option Allocations:	Allocation Amounts before Rebalance	Allocation Percentage of rebalancing funds Prior to Rebalance
Stable Account	$20,050	N/A
Select Investment Option Fund A	$ 13,090	17%
Select Investment Option Fund B	$ 11,550	15%
Select Investment Option Fund C	$ 3,850	5%
Total Select Investment Options	$28,490	37%
Flexible Investment Option Fund A	$ 13,090	17%
Flexible Investment Option Fund B	$ 14,630	19%
Flexible Investment Option Fund C	$ 20,790	27%
Total Flexible Investment Options	$48,510	63%
Total Investments	$97,050	100%
The result of the Rebalance back to the rebalancing percentages from Table 3 is:
131

Guaranteed Lifetime Withdrawal Benefit - TRANSAMERICA INCOME EDGE – REBALANCING
EXAMPLES —  (Continued)
Table 5:
Investment Option Allocations:	Allocation amounts after Rebalance	Allocation of Rebalancing after Rebalance	Allocation of Policy Value Rebalance
Stable Account	$20,050	N/A	21%
Select Investment Option Fund A	$ 13,090	17%	13%
Select Investment Option Fund B	$ 12,320	16%	13%
Select Investment Option Fund C	$ 3,850	5%	4%
Total Select Investment Options	$29,260	38%	30%
Flexible Investment Option Fund A	$ 13,860	18%	14%
Flexible Investment Option Fund B	$ 13,860	18%	14%
Flexible Investment Option Fund C	$ 20,020	26%	21%
Total Flexible Investment Options	$47,740	62%	49%
Total Investments	$97,050	100%	100%
This rebalancing process will continue on a quarterly basis while this rider is in force.
132

APPENDIX
Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
133

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
134

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
135

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.
136

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
137

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Transamerica Income Edge rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Transamerica Income Edge rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$		$$100,000	$ 6,000
1	$102,000	$	$		$$100,000	$ 6,000
1	$105,060	$	$		$$100,000	$ 6,000
1	$107,161	$	$		$$100,000	$ 6,000
1	$110,376	$	$		$$100,000	$ 6,000
1	$112,584	$	$		$$100,000	$ 6,000
1	$115,961	$	$		$$100,000	$ 6,000
1	$118,280	$	$		$$100,000	$ 6,000
1	$121,829	$	$		$$100,000	$ 6,000
1	$124,265	$	$		$$100,000	$ 6,000
1	$120,537	$	$		$$100,000	$ 6,000
1	$115,716	$	$		$$100,000	$ 6,000
1	$109,930	$	$		$$109,930	$ 6,596
2	$112,129	$	$		$$109,930	$ 6,596
2	$115,492	$	$		$$109,930	$ 6,596
2	$117,802	$	$		$$109,930	$ 6,596
2	$121,336	$	$		$$109,930	$ 6,596
2	$124,976	$	$		$$109,930	$ 6,596
2	$177,476	$50,000	$		$$159,930	$ 9,596
2	$175,701	$	$		$$159,930	$ 9,596
2	$172,187	$	$		$$159,930	$ 9,596
2	$167,022	$	$		$$159,930	$ 9,596
2	$163,681	$	$		$$159,930	$ 9,596
2	$166,955	$	$		$$159,930	$ 9,596
2	$170,294	$	$		$$170,294 [1]	$10,218
3	$166,888	$	$		$$170,294	$10,218
3	$171,895	$	$		$$170,294	$10,218
3	$173,614	$	$		$$170,294	$10,218
3	$178,822	$	$		$$170,294	$10,218
3	$175,246	$	$		$$170,294	$10,218
3	$151,741		$$20,000	$10,314	$159,980	$
3	$154,775	$	$		$$159,980	$
3	$159,419	$	$		$$159,980	$
3	$161,013	$	$		$$159,980	$
3	$165,843	$	$		$$159,980	$
3	$174,135	$	$		$$159,980	$
3	$181,101	$	$		$$181,101 [1]	$10,866
(1)Automatic Step-Up Applied
138

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
ILWY	Income Link Withdrawal Year
Abbreviation	Definition
N/A	Not Applicable
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Purpose of Rider	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
Availability	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)
139

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Fee Frequency	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	N/A
Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	American Funds Bond Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Madison Conservative Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	N/A
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Income Link” appendix for examples showing the effect of withdrawals on the WB.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.
140

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
 1) The current WB:
 2) The policy value on the rider anniversary; or
 3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
Rider Upgrade	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
141

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted Partial withdrawals - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667
142

Guaranteed Lifetime Withdrawal BenefitAdjusted Partial withdrawals - Income LinkSM
Rider (No Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.
143

STATEMENT OF ADDITIONAL INFORMATION
MEMBERS® VARIABLE ANNUITY SERIES
Issued through
Transamerica Life Insurance Company
Separate Account VA B (EST. 1/19/1990)
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
(800)525-6205
www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the MEMBERS® Variable Annuity Series variable annuity offered by Transamerica Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2017, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2017

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider, the Retirement Income Choice® 1.6 Rider and the Transamerica Income Edge Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
1

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B, separate account established and registered as unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
3

annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of
4

such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
5

INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

6

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
7

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
8

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
9

We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
10

Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
11

We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2016, and 2015 and 2014 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $177,906,053, $279,924,711 and $364,566,103.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
12

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B, as of December 31, 2016 and for the years ended December 31, 2016 and 2015, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2016 and 2015 and for the three years ended December 31, 2016 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by MEMBERS® Variable Annuity Series policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2016.
B-Share
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	106,500.252 100,768.455 60,261.280 9,203.833
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	1,518,578.099 1,064,225.370 542,177.270 202,156.745
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748383 $9.898318 $9.572853 $10.000000	$9.856862 $9.748383 $9.898318 $9.572853	896,495.790 520,629.599 277,648.265 72,559.232
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	1,482,490.355 1,112,916.540 521,782.334 139,625.304
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	1,723,830.518 1,226,195.233 740,390.457 135,685.357
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	879,816.155 593,400.350 273,204.004 133,395.960
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.328089 $10.528328 $10.144110 $10.000000	$10.377187 $10.328089 $10.528328 $10.144110	680,988.428 652,575.993 382,786.689 164,123.157
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	1,157,645.842 1,254,649.757 552,991.301 369,356.451
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.629248 $10.213968 $10.007569 $10.000000	$10.909402 $9.629248 $10.213968 $10.007569	539,794.471 401,335.169 232,278.299 77,712.400
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	528,526.442 362,950.205 427,907.606 338,890.611
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	662,399.601 580,070.992 44,442.215 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	923,327.245 380,024.521
14

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	471,396.634 381,194.216 272,884.281 89,828.768
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	1,305.419
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688997 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	2,435,686.485 1,478,259.792 806,988.533 290,422.825
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.426201 $9.907970 $9.998767	$9.320727 $9.426201 $9.907970	718,253.060 607,090.827 15,830.286
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.229595 $9.868054 $9.998767	$9.075395 $9.229595 $9.868054	937,893.117 770,897.846 57,752.539
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	127,082.054
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	9,920.315
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.756731 $10.932929 $10.562653 $10.000000	$11.117111 $10.756731 $10.932929 $10.562653	2,995,615.346 2,824,171.560 2,279,685.734 1,062,326.524
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	550,229.254 476,422.298 293,348.493 132,719.253
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.490564 $11.650000 $10.967341 $10.000000	$11.786229 $11.490564 $11.650000 $10.967341	2,280,541.329 1,900,490.480 1,075,352.419 340,775.936
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	253,925.443 214,622.396 131,642.141 43,197.745
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611010 $10.999811 $10.292971 $10.000000	$10.383466 $10.611010 $10.999811 $10.292971	3,949,844.957 2,982,583.051 1,783,972.987 700,100.118
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.918254 $11.420103 $10.716280 $10.000000	$10.649820 $10.918254 $11.420103 $10.716280	2,294,608.176 1,953,463.280 1,121,248.477 317,190.390
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.770763 $11.014442 $10.573701 $10.000000	$11.168026 $10.770763 $11.014442 $10.573701	189,232.170 177,944.659 157,311.158 113,061.658
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.228392 $10.461104 $10.137114 $10.000000	$10.488823 $10.228392 $10.461104 $10.137114	136,108.737 140,711.359 170,989.761 47,627.621
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.505758 $10.649061 $10.216487 $10.000000	$11.057592 $10.505758 $10.649061 $10.216487	235,065.573 237,582.284 150,718.453 95,186.410
15

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	11,862,242.225 11,245,688.232 8,044,330.855 2,363,680.143
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	1,367,421.896 1,250,154.759 781,162.937 269,936.394
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.95884 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	7,529,268.168 7,291,849.274 5,843,346.997 1,525,463.500
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	514,531.244 401,098.072 198,576.391 54,289.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.644395 $11.087561 $10.437749 $10.000000	$11.050530 $10.644395 $11.087561 $10.437749	2,007,072.010 1,902,971.324 1,538,245.589 619,870.377
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.503608 $10.888512 $10.166237 $10.000000	$10.862731 $10.503608 $10.888512 $10.166237	743,577.955 612,774.710 232,491.193 105,628.761
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.759327 $11.312946 $10.793759 $10.000000	$11.115939 $10.759327 $11.312946 $10.793759	1,298,414.762 1,081,739.569 657,580.063 227,623.707
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660981 $9.756515 $9.492111 $10.000000	$9.753044 $9.660981 $9.756515 $9.492111	1,910,655.234 1,603,950.531 1,065,241.955 518,558.234
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.664600 $9.055195 $8.891705 $10.000000	$8.860548 $8.664600 $9.055195 $8.891705	659,913.703 518,147.053 338,029.436 174,430.368
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987000 $10.383067 $10.173136 $10.000000	$10.099222 $9.987000 $10.383067 $10.173136	805,064.125 722,460.397 506,327.759 161,863.050
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080796 $10.948638 $10.766901 $10.000000	$10.126448 $10.080796 $10.948638 $10.766901	1,959,343.916 2,195,858.600 1,734,327.967 648,535.359
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.033147 $10.639903 $10.423761 $10.000000	$10.099967 $10.033147 $10.639903 $10.423761	3,476,455.560 3,590,980.421 3,354,210.530 1,218,304.781
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	690,199.274 546,797.845 305,737.792 68,144.429
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	259,634.586 228,688.819 105,923.732 33,057.840

16

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.318968 $11.343284 $10.750435 $10.000000	$11.646400 $11.318968 $11.343284 $10.750435	502,881.965 455,090.353 393,225.067 267,220.904
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.590179 $11.614612 $11.197765 $10.000000	$12.480067 $11.590179 $11.614612 $11.197765	3,903,385.449 2,720,425.164 1,582,900.388 526,445.841
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.800537 $9.931396 $9.585654 $10.000000	$9.929369 $9.800537 $9.931396 $9.585654	3,642,645.299 2,576,177.547 1,903,463.496 438,960.594
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.285705 $12.633586 $11.830688 $10.000000	$14.315957 $13.285705 $12.633586 $11.830688	3,828,625.104 2,612,821.220 1,263,905.792 491,243.624
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.970965 $12.991220 $11.931867 $10.000000	$14.236379 $12.970965 $12.991220 $11.931867	4,212,430.232 2,946,870.889 1,776,072.404 468,209.033
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.949550 $12.064260 $11.107482 $10.000000	$12.618836 $11.949550 $12.064260 $11.107482	2,718,419.249 2,102,030.771 1,318,331.404 385,204.975
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.383365 $10.563518 $10.157681 $10.000000	$10.453538 $10.383365 $10.563518 $10.157681	3,187,671.328 2,651,637.829 1,683,653.395 810,279.100
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660323 $9.786246 $9.913807 $10.000000	$9.536370 $9.660323 $9.786246 $9.913807	4,599,372.916 3,733,409.851 2,695,157.653 1,918,148.551
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.680785 $10.248119 $10.020960 $10.000000	$10.989661 $9.680785 $10.248119 $10.020960	2,248,332.913 2,295,513.349 1,038,247.528 1,626,123.155
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.709894 $9.854238 $9.560474 $10.000000	$9.598228 $9.709894 $9.854238 $9.560474	2,692,422.072 1,793,886.425 1,841,111.029 1,563,825.254
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.709894 $9.854238 $9.560474 $10.000000	$9.598228 $9.709894 $9.854238 $9.560474	5,835,936.087 5,171,644.291 349,553.555 5,913.906
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.536375 $9.999644	$10.017007 $9.536375	9,891,609.117 3,684,211.319
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.186650 $12.838062 $11.619171 $10.000000	$13.784815 $12.186650 $12.838062 $11.619171	1,481,345.369 1,060,213.602 794,609.291 243,887.144
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998934	$10.482653	336,088.569
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.471099 $10.739932 $10.703267 $10.000000	$10.807498 $10.471099 $10.739932 $10.703267	10,602,051.876 5,288,964.909 2,600,376.005 1,191,069.381
17

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.447880 $9.910906 $9.998931	$9.360815 $9.447880 $9.910906	5,318,610.365 3,809,465.702 107,694.441
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.250817 $9.870978 $9.998931	$9.114405 $9.250817 $9.870978	5,139,360.072 4,249,375.593 303,325.031
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998934	$10.165861	667,828.423
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998934	$10.235165	146,462.321
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.814301 $10.969470 $10.576786 $10.000000	$11.198904 $10.814301 $10.969470 $10.576786	16,767,485.965 13,322,996.553 9,840,157.007 4,121,639.585
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.056719 $10.277936 $9.190623 $10.000000	$9.968738 $10.056719 $10.277936 $9.190623	995,776.353 759,876.571 442,626.701 178,373.329
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.552058 $11.688939 $10.982007 $10.000000	$11.872953 $11.552058 $11.688939 $10.982007	12,311,660.109 8,353,356.336 3,792,971.424 1,063,072.812
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.349403 $12.136644 $12.327660 $10.000000	$10.945147 $11.349403 $12.136644 $12.327660	766,452.846 554,182.801 283,489.368 119,481.016
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.667801 $11.036579 $10.306733 $10.000000	$10.459865 $10.667801 $11.036579 $10.306733	26,984,322.609 23,270,689.215 11,455,244.918 4,201,161.307
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.976679 $11.458264 $10.730609 $10.000000	$10.728165 $10.976679 $11.458264 $10.730609	9,463,756.250 7,989,183.294 3,706,614.257 1,118,117.415
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.828395 $11.051248 $10.587834 $10.000000	$11.250181 $10.828395 $11.051248 $10.587834	2,806,842.820 2,528,117.659 2,234,549.109 907,288.653
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.283145 $10.496083 $10.150678 $10.000000	$10.566004 $10.283145 $10.496083 $10.150678	2,605,537.879 2,401,114.874 2,090,206.684 1,194,269.430
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.561984 $10.684666 $10.230159 $10.000000	$11.138948 $10.561984 $10.684666 $10.230159	2,602,811.323 2,603,418.672 2,385,736.874 1,350,429.671
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.498125 $10.827115 $10.491519 $10.000000	$10.751772 $10.498125 $10.827115 $10.491519	92,913,771.231 88,214,890.695 59,306,574.409 18,434,492.325
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.430131 $10.639777 $10.242158 $10.000000	$10.715366 $10.430131 $10.639777 $10.242158	8,108,185.282 7,412,878.936 4,694,820.955 1,618,607.230
18

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.725732 $11.261890 $10.973502 $10.000000	$11.081887 $10.725732 $11.261890 $10.973502	27,563,516.359 26,023,451.584 19,834,296.274 6,571,228.797
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.220624 $10.379554 $11.116849 $10.000000	$10.075478 $10.220624 $10.379554 $11.116849	1,173,713.374 905,204.375 398,186.488 109,936.208
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.701368 $11.124623 $10.451710 $10.000000	$11.131834 $10.701368 $11.124623 $10.451710	11,452,004.048 10,683,318.371 8,884,589.896 3,647,376.276
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.559845 $10.924926 $10.179845 $10.000000	$10.942677 $10.559845 $10.924926 $10.179845	5,871,431.061 4,889,845.914 1,579,140.211 624,928.717
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.816892 $11.350744 $10.808186 $10.000000	$11.197710 $10.816892 $11.350744 $10.808186	7,402,425.723 5,536,939.867 1,983,029.316 732,620.732
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.712694 $9.789141 $9.504820 $10.000000	$9.824802 $9.712694 $9.789141 $9.504820	8,384,913.510 6,650,984.685 4,704,987.215 2,266,145.450
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.710984 $9.085471 $8.903606 $10.000000	$8.925749 $8.710984 $9.085471 $8.903606	3,242,919.675 2,869,756.696 2,258,495.671 690,784.452
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.040445 $10.417774 $10.186747 $10.000000	$10.173525 $10.040445 $10.417774 $10.186747	4,409,415.909 4,163,327.162 3,183,886.653 1,398,106.099
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.134748 $10.985233 $10.781296 $10.000000	$10.200955 $10.134748 $10.985233 $10.781296	7,806,586.717 7,689,285.403 5,428,410.614 2,011,013.610
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.086856 $10.675473 $10.437709 $10.000000	$10.174287 $10.086856 $10.675473 $10.437709	19,518,423.400 20,140,864.592 19,316,097.476 8,269,991.501
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.624458 $13.511598 $12.883957 $10.000000	$14.928581 $13.624458 $13.511598 $12.883957	1,680,511.445 1,182,146.738 635,447.438 196,039.006
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.484066 $10.511998 $11.255138 $10.000000	$10.428256 $10.484066 $10.511998 $11.255138	526,576.046 322,195.982 168,484.824 55,865.806

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.364376 $11.371714 $10.761224 $10.000000	$11.710586 $11.364376 $11.371714 $10.761224	64,510.196 64,263.104 37,128.764 14,995.732
19

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.636649 $11.643706 $11.208984 $10.000000	$12.548874 $11.636649 $11.643706 $11.208984	525,236.696 368,263.063 293,609.932 138,211.893
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.839875 $9.956305 $9.595288 $10.000000	$9.984156 $9.839875 $9.956305 $9.595288	1,337,423.821 957,268.026 552,968.936 146,080.294
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.338973 $12.665223 $11.842546 $10.000000	$14.394875 $13.338973 $12.665223 $11.842546	392,092.064 294,898.100 186,803.477 71,129.439
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.022990 $13.023761 $11.943820 $10.000000	$14.314879 $13.022990 $13.023761 $11.943820	420,329.522 357,581.284 170,921.732 52,765.149
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.997477 $12.092692 $11.118629 $10.000000	$12.688411 $11.997477 $12.092692 $11.118629	255,057.177 211,502.968 101,808.240 18,532.916
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.425007 $10.589984 $10.167870 $10.000000	$10.511182 $10.425007 $10.589984 $10.167870	1,296,566.839 1,080,862.218 623,127.531 268,509.728
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.699074 $9.810770 $9.923751 $10.000000	$9.588969 $9.699074 $9.810770 $9.923751	2,456,952.601 2,010,638.975 1,443,548.814 899,801.995
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.719621 $10.273798 $10.031013 $10.000000	$11.050257 $9.719621 $10.273798 $10.031013	365,057.050 264,491.006 130,725.778 46,472.543
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748859 $9.878951 $9.570072 $10.000000	$9.651190 $9.748859 $9.878951 $9.570072	1,335,371.499 697,521.847 609,174.753 520,275.110
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748859 $9.878951 $9.570072 $10.000000	$9.651190 $9.748859 $9.878951 $9.570072	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.545989 $9.999685	$10.042113 $9.545989	4,928,074.845 1,413,126.571
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.235510 $12.870208 $11.630812 $10.000000	$13.860798 $12.235510 $12.870208 $11.630812	138,897.838 61,960.156 25,626.680 7,256.513
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.999057	$10.494991	43,869.130
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.513098 $10.766844 $10.714003 $10.000000	$10.867088 $10.513098 $10.766844 $10.714003	3,129,968.395 810,460.597 108,638.151 32,497.068
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.464171 $9.913106 $9.999055	$9.390991 $9.464171 $9.913106	2,448,449.410 1,453,971.420 76,379.514
20

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.266777 $9.9873176 $9.999055	$9.143803 $9.266777 $9.9873176	2,684,953.898 2,064,832.775 92,576.759
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.999057	$10.177835	388,732.490
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.999057	$10.247219	180,001.729
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.857672 $10.996952 $10.587385 $10.000000	$11.260647 $10.857672 $10.996952 $10.587385	7,742,824.084 6,200,833.238 4,320,865.703 1,969,138.867
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.097049 $10.303687 $9.199845 $10.000000	$10.023696 $10.097049 $10.303687 $9.199845	112,403.836 89,543.938 41,164.836 12,860.930
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.598380 $11.718211 $10.993018 $10.000000	$11.938410 $11.598380 $11.718211 $10.993018	5,627,498.505 4,122,918.223 2,168,929.879 605,286.567
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.394925 $12.167048 $12.340009 $10.000000	$11.005500 $11.394925 $12.167048 $12.340009	121,166.295 98,052.610 64,211.374 28,463.664
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.710585 $11.064219 $10.317071 $10.000000	$10.517546 $10.710585 $11.064219 $10.317071	12,807,077.887 11,210,930.239 5,553,032.401 1,731,470.954
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.020711 $11.486977 $10.741367 $10.000000	$10.787335 $11.020711 $11.486977 $10.741367	4,902,835.025 4,432,074.260 1,630,313.399 534,123.874
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.871827 $11.078940 $10.598459 $10.000000	$11.312215 $10.871827 $11.078940 $10.598459	1,714,611.339 1,665,222.424 1,411,034.605 559,528.3615
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.324391 $10.522376 $10.160853 $10.000000	$10.624275 $10.324391 $10.522376 $10.160853	175,938.805 141,205.727 72,118.454 49,973.106
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.604339 $10.711436 $10.240421 $10.000000	$11.200348 $10.604339 $10.711436 $10.240421	1,198,298.153 1,080,181.403 808,644.459 332,066.078
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.540233 $10.854242 $10.502044 $10.000000	$10.811064 $10.540233 $10.854242 $10.502044	44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.471975 $10.666439 $10.252434 $10.000000	$10.774463 $10.471975 $10.666439 $10.252434	4,450,403.887 3,706,354.630 2,724,971.946 875,220.175
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.768739 $11.290100 $10.984499 $10.000000	$11.142987 $10.768739 $11.290100 $10.984499	15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904
21

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.261621 $10.405556 $11.127981 $10.000000	$10.131037 $10.261621 $10.405556 $11.127981	155,959.303 140,136.619 66,623.112 22,301.612
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.706968 $10.402812 $10.221398 $10.000000	$9.789562 $9.706968 $10.402812 $10.221398	41,236.934 32,355.653 11,466.650 2,592.569
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.744289 $11.152500 $10.462191 $10.000000	$11.193211 $10.744289 $11.152500 $10.462191	6,240,137.037 5,660,737.074 4,624,225.559 1,463,697.677
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.602192 $10.952289 $10.190054 $10.000000	$11.003018 $10.602192 $10.952289 $10.190054	3,000,803.860 2,187,278.834 828,513.026 318,136.507
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.860289 $11.379196 $10.819034 $10.000000	$11.259471 $10.860289 $11.379196 $10.819034	2,958,312.185 2,104,820.788 1,025,743.646 399,652.809
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.751636 $9.813662 $9.514350 $10.000000	$9.878967 $9.751636 $9.813662 $9.514350	3,603,596.701 2,789,151.344 2,057,386.825 999,005.652
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.745946 $9.108264 $8.912553 $10.000000	$8.974997 $8.745946 $9.108264 $8.912553	1,197,959.560 992,524.423 634,739.686 245,406.237
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080716 $10.443870 $10.196963 $10.000000	$10.229619 $10.080716 $10.443870 $10.196963	2,529,250.172 2,516,500.446 1,956,366.926 986,485.934
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.175414 $11.012768 $10.792110 $10.000000	$10.257227 $10.175414 $11.012768 $10.792110	3,886,785.438 3,963,221.152 2,772,568.093 1,068,568.547
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.127307 $10.702212 $10.448174 $10.000000	$10.230394 $10.127307 $10.702212 $10.448174	9,953,491.562 10,469,253.134 9,739,945.304 3,730,758.901
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.679092 $13.545434 $12.896853 $10.000000	$15.010885 $13.679092 $13.545434 $12.896853	222,570.486 152,938.437 89,796.826 36,367.237
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.526120 $10.538329 $11.266414 $10.000000	$10.485763 $10.526120 $10.538329 $11.266414	100,459.052 84,451.892 68,345.199 20,897.827
22

C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.139271 $11.230363 $10.707426 $10.000000	$11.393112 $11.139271 $11.230363 $10.707426	65.214 64.277 811.084 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.406154 $11.498985 $11.152965 $10.000000	$12.208686 $11.406154 $11.498985 $11.152965	31,869.565 13,110.016 8,375.065 1,466.780
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.644934 $9.832499 $9.547280 $10.000000	$9.713438 $9.644934 $9.832499 $9.547280	16,226.527 13,550.909 11,256.709 1,815.406
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.074793 $12.507820 $11.783374 $10.000000	$14.004679 $13.074793 $12.507820 $11.783374	23,099.573 22,991.594 12,226.155 4,230.107
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.765060 $12.861910 $11.884149 $10.000000	$13.926839 $12.765060 $12.861910 $11.884149	24,888.227 54,230.459 11,316.328 4,909.629
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.759851 $11.942380 $11.063047 $10.000000	$12.344444 $11.759851 $11.942380 $11.063047	48,464.130 36,914.394 14,364.577 1,997.869
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.218494 $10.458333 $10.117028 $10.000000	$10.226195 $10.218494 $10.458333 $10.117028	15,478.177 15,634.474 16,357.190 3,239.238
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.506929 $9.688788 $9.874119 $10.000000	$9.328962 $9.506929 $9.688788 $9.874119	16,225.984 144,783.598 15,380.422 5,573.634
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.527080 $10.146079 $9.980853 $10.000000	$10.750689 $9.527080 $10.146079 $9.980853	13,683.032 12,482.790 7,902.719 287.883
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.555726 $9.756112 $9.522193 $10.000000	$9.389497 $9.555726 $9.756112 $9.522193	29,344.458 9,279.552 6,050.282 2,022.228
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.555726 $9.756112 $9.522193 $10.000000	$9.389497 $9.555726 $9.756112 $9.522193	7,342.455 21,495.267 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.498051 $9.999480	$9.917245 $9.498051	59,336.296 4,255.608
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.993179 $12.710268 $11.572700 $10.000000	$13.485080 $11.993179 $12.710268 $11.572700	49,913.703 77,072.382 60,730.462 2,624.079
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.433489	1,293.016
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.304844 $10.633000 $10.660455 $10.000000	$10.572469 $10.304844 $10.633000 $10.660455	29,862.884 19,659.610 21,409.004 11,363.560
23

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.383040 $9.902116 $9.998439	$9.241117 $9.383040 $9.902116	44,543.920 43,359.222 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.187326 $9.862222 $9.998439	$8.997858 $9.187326 $9.862222	29,862.884 12,388.665 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.118180	2,915.905
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.187153	5,135.445
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.642594 $10.860255 $10.534462 $10.000000	$10.955354 $10.642594 $10.860255 $10.534462	78,983.422 60,781.056 43,907.891 9,529.686
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.897032 $10.175588 $9.153815 $10.000000	$9.751973 $9.897032 $10.175588 $9.153815	7,248.894 7,355.846 3,859.222 204.168
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.368647 $11.572559 $10.938069 $10.000000	$11.614754 $11.368647 $11.572559 $10.938069	59,166.221 49,816.031 32,783.435 6,600.572
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.169203 $12.015839 $12.278394 $10.000000	$10.707096 $11.169203 $12.015839 $12.278394	2,036.373 10,483.945 9,494.094 3,585.144
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.498420 $10.926676 $10.265484 $10.000000	$10.232375 $10.498420 $10.926676 $10.265484	136,166.917 115,317.084 59,980.890 25,530.491
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.802412 $11.344192 $10.687674 $10.000000	$10.494866 $10.802412 $11.344192 $10.687674	9,680.316 6,960.974 3,479.643 1,438.175
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.656471 $10.941218 $10.545478 $10.000000	$11.005542 $10.656471 $10.941218 $10.545478	0.000 0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.119856 $10.391554 $10.110040 $10.000000	$10.336208 $10.119856 $10.391554 $10.110040	10,010.597 10,113.168 10,740.808 4,826.051
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.394281 $10.578272 $10.189211 $10.000000	$10.896717 $10.394281 $10.578272 $10.189211	2,256.390 1,924.531 4,756.319 3,204.545
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331440 $10.719311 $10.449534 $10.000000	$10.517948 $10.331440 $10.719311 $10.449534	115,510.004 132,776.958 134,939.596 66,841.118
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.264536 $10.533842 $10.201181 $10.000000	$10.482347 $10.264536 $10.533842 $10.201181	10,782.479 12,276.695 11,369.144 3,755.106
24

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.555422 $11.149760 $10.929605 $10.000000	$10.840879 $10.555422 $11.149760 $10.929605	54,429.895 154,862.404 322,858.268 282,854.970
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.058348 $10.276225 $11.072399 $10.000000	$9.856364 $10.058348 $10.276225 $11.072399	59,282.425 76,411.278 53,613.106 2,797.604
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.531472 $11.013876 $10.409893 $10.000000	$10.889772 $10.531472 $11.013876 $10.409893	102,519.460 90,093.825 81,603.570 43,359.072
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.392183 $10.816153 $10.139103 $10.000000	$10.704716 $10.392183 $10.816153 $10.139103	15,688.425 16,990.580 11,043.253 2,180.229
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.645176 $11.237755 $10.764954 $10.000000	$10.954225 $10.645176 $11.237755 $10.764954	45,913.541 282,128.339 14,290.073 556.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.558465 $9.691647 $9.466752 $10.000000	$9.611129 $9.558465 $9.691647 $9.466752	139,061.994 185,477.046 194,889.381 32,790.324
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.572621 $8.994968 $8.867938 $10.000000	$8.731587 $8.572621 $8.994968 $8.867938	8,848.154 9,352.760 11,661.024 8,649.772
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.881016 $10.314031 $10.145981 $10.000000	$9.952261 $9.881016 $10.314031 $10.145981	15,437.709 18,840.103 3,811.316 2,514.838
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.973829 $10.875866 $10.738168 $10.000000	$9.979113 $9.973829 $10.875866 $10.738168	30,835.310 34,509.771 223,746.841 9,775.439
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.926665 $10.569164 $10.395937 $10.000000	$9.952995 $9.926665 $10.569164 $10.395937	35,735.642 37,220.373 51,906.971 38,791.540
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.408199 $13.377124 $12.832468 $10.000000	$14.603993 $13.408199 $13.377124 $12.832468	22,327.009 17,139.038 12,381.004 2,921.469
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.317588 $10.407336 $11.210143 $10.000000	$10.201465 $10.317588 $10.407336 $11.210143	965.898 51,701.581 50,593.389 935.393

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.198895 $11.267902 $10.721751 $10.000000	$11.476985 $11.198895 $11.267902 $10.721751	48,353.730 43,641.424 39,361.731 20,225.891
25

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.467198 $11.537406 $11.167882 $10.000000	$12.298547 $11.467198 $11.537406 $11.167882	490,120.416 832,093.984 1,021,170.053 38,508.774
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.696552 $9.865372 $9.560048 $10.000000	$9.784941 $9.696552 $9.865372 $9.560048	156,971.590 150,809.018 87,578.639 37,388.566
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.144757 $12.549625 $11.799133 $10.000000	$14.107757 $13.144757 $12.549625 $11.799133	260,265.297 241,270.576 171,896.739 62,601.025
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.833364 $12.904886 $11.900033 $10.000000	$14.029339 $12.833364 $12.904886 $11.900033	263,154.209 240,353.312 222,652.203 46,067.017
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.822694 $11.982257 $11.077851 $10.000000	$12.435171 $11.822694 $11.982257 $11.077851	211,684.056 236,500.341 140,196.806 40,872.660
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.273100 $10.493249 $10.130552 $10.000000	$10.301359 $10.273100 $10.493249 $10.130552	74,164.353 87,591.592 64,496.580 32,345.543
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.557744 $9.721140 $9.887333 $10.000000	$9.397543 $9.557744 $9.721140 $9.887333	576,390.589 425,951.210 145,086.206 170,118.831
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.577987 $10.179942 $9.994196 $10.000000	$10.829680 $9.577987 $10.179942 $9.994196	264,475.912 311,225.087 391,614.502 36,469.827
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.606785 $9.788679 $9.534930 $10.000000	$9.458503 $9.606785 $9.788679 $9.534930	350,108.185 92,694.557 37,153.034 15,665.525
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.606785 $9.788679 $9.534930 $10.000000	$9.458503 $9.606785 $9.788679 $9.534930	688,671.518 826,487.850 19,897.936 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.510781 $9.999534	$9.950348 $9.510781	94,603.925 32,067.810
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.057250 $12.752670 $11.588159 $10.000000	$13.584159 $12.057250 $12.752670 $11.588159	48,844.717 39,063.966 32,466.842 13,699.963
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998607	$10.449847	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.359899 $10.668485 $10.674703 $10.000000	$10.650154 $10.359899 $10.668485 $10.674703	272,405.514 299,318.498 245,222.461 117,911.290
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.404569 $9.905041 $9.998603	$9.280795 $9.404569 $9.905041	36,222.814 7,570.684 0.000
26

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.208427 $9.865137 $9.998603	$9.036519 $9.208427 $9.865137	63,106.689 55,981.463 5,068.353
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998607	$10.134035	19,098.818
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998607	$10.203130	1,799.807
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.699456 $10.896498 $10.548539 $10.000000	$11.035867 $10.699456 $10.896498 $10.548539	641,981.539 1,070,091.882 1,220,013.241 196,578.173
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.949920 $10.209561 $9.166064 $10.000000	$9.823625 $9.949920 $10.209561 $9.166064	46,612.264 47,199.618 46,371.490 18,021.280
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.429405 $11.611194 $10.952695 $10.000000	$11.700135 $11.429405 $11.611194 $10.952695	177,736.141 185,809.247 118,866.057 36,406.657
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.228873 $12.055926 $12.294781 $10.000000	$10.785782 $11.228873 $12.055926 $12.294781	22,483.735 32,417.770 20,474.406 13,319.169
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.554510 $10.963155 $10.279209 $10.000000	$10.307580 $10.554510 $10.963155 $10.279209	524,222.586 530,561.984 411,312.058 139,757.438
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.860145 $11.382071 $10.701973 $10.000000	$10.572012 $10.860145 $11.382071 $10.701973	213,560.981 197,022.000 94,166.615 31,940.498
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.713434 $10.977758 $10.559580 $10.000000	$11.086445 $10.713434 $10.977758 $10.559580	32,804.719 33,414.644 25,211.504 3,405.351
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.173956 $10.426258 $10.123574 $10.000000	$10.412191 $10.173956 $10.426258 $10.123574	19,704.923 11,998.135 26,226.672 14,116.191
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.449828 $10.613585 $10.202843 $10.000000	$10.976791 $10.449828 $10.613585 $10.202843	44,034.982 46,074.182 68,510.043 50,601.214
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.386658 $10.755101 $10.463511 $10.000000	$10.595249 $10.386658 $10.755101 $10.463511	1,444,011.973 1,567,169.738 1,699,526.002 723,202.827
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.319392 $10.569014 $10.214822 $10.000000	$10.559389 $10.319392 $10.569014 $10.214822	455,401.740 520,094.041 474,118.400 261,038.089
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611837 $11.186986 $10.944217 $10.000000	$10.920571 $10.611837 $11.186986 $10.944217	629,343.614 613,580.643 731,263.653 349,322.897
27

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.112097 $10.310526 $11.087194 $10.000000	$9.928806 $10.112097 $10.310526 $11.087194	57,408.209 54,212.042 34,404.191 20,071.429
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.587734 $11.050631 $10.423803 $10.000000	$10.969780 $10.587734 $11.050631 $10.423803	604,407.514 625,849.894 229,119.005 73,827.792
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.447704 $10.852257 $10.152664 $10.000000	$10.783373 $10.447704 $10.852257 $10.152664	215,883.374 117,232.528 88,370.045 49,101.141
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.702046 $11.275259 $10.779351 $10.000000	$11.034708 $10.702046 $11.275259 $10.779351	735,452.358 408,370.070 61,935.403 8,555.799
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.609539 $9.724006 $9.479421 $10.000000	$9.681770 $9.609539 $9.724006 $9.479421	513,408.883 331,157.826 287,844.167 185,405.345
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.618460 $9.025014 $8.879813 $10.000000	$8.795789 $8.618460 $9.025014 $8.879813	74,073.075 79,023.958 32,313.589 11,600.946
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.933817 $10.348459 $10.159541 $10.000000	$10.025411 $9.933817 $10.348459 $10.159541	161,873.997 175,550.755 110,156.950 28,901.122
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.027127 $10.912171 $10.752519 $10.000000	$10.052457 $10.027127 $10.912171 $10.752519	181,920.662 280,220.235 213,515.428 60,262.514
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.979738 $10.604463 $10.409842 $10.000000	$10.026166 $9.979738 $10.604463 $10.409842	551,059.135 614,123.472 566,702.974 211,459.428
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.479844 $13.421772 $12.849602 $10.000000	$14.711320 $13.479844 $13.421772 $12.849602	89,645.625 76,636.263 70,186.223 20,094.896
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.372750 $10.442092 $11.225128 $10.000000	$10.276454 $10.372750 $10.442092 $11.225128	21,062.668 14,639.665 5,767.298 1,461.765

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243720 $11.296085 $10.732499 $10.000000	$11.540175 $11.243720 $11.296085 $10.732499	2,741.431 12,807.200 5,553.633 2,156.303
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.513188 $11.566317 $11.179081 $10.000000	$12.366315 $11.513188 $11.566317 $11.179081	168,926.868 137,520.798 89,492.556 52,330.532
28

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.735457 $9.890107 $9.569654 $10.000000	$9.838869 $9.735457 $9.890107 $9.569654	89,728.456 87,723.434 32,949.609 5,569.473
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.197463 $12.581044 $11.810950 $10.000000	$14.185476 $13.197463 $12.581044 $11.810950	51,111.871 63,421.328 29,999.823 9,822.023
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.884838 $12.937215 $11.911959 $10.000000	$14.106650 $12.884838 $12.937215 $11.911959	75,598.188 56,946.575 43,576.593 17,099.440
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.870091 $12.012257 $11.088942 $10.000000	$12.503722 $11.870091 $12.012257 $11.088942	87,329.922 97,150.074 45,266.437 6,173.877
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.314323 $10.519547 $10.140718 $10.000000	$10.358183 $10.314323 $10.519547 $10.140718	13,208.582 9,903.208 14,852.396 9,430.201
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.596085 $9.745501 $9.897251 $10.000000	$9.449371 $9.596085 $9.745501 $9.897251	179,750.093 267,977.491 177,829.583 57,870.277
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.616416 $10.205471 $10.004232 $10.000000	$10.889413 $9.616416 $10.205471 $10.004232	156,238.618 29,729.935 16,132.074 84,301.392
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.645334 $9.813221 $9.544504 $10.000000	$9.510672 $9.645334 $9.813221 $9.544504	56,371.016 54,507.681 21,000.087 4,015.540
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.645334 $9.813221 $9.544504 $10.000000	$9.510672 $9.645334 $9.813221 $9.544504	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.520377 $9.999575	$9.975299 $9.520377	64,295.601 13,296.823
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.105616 $12.784634 $11.599780 $10.000000	$13.659064 $12.105616 $12.784634 $11.599780	15,159.692 50,522.740 9,753.405 1,392.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.462139	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.401473 $10.695234 $10.685410 $10.000000	$10.708906 $10.401473 $10.695234 $10.685410	134,567.914 76,694.189 43,812.597 5,265.608
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.420789 $9.907237 $9.998726	$9.310733 $9.420789 $9.907237	49,166.076 22,238.265 3,635.599
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.224296 $9.867326 $9.998726	$9.065662 $9.224296 $9.867326	27,486.758 21,892.041 808.923
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.145964	67,475.295
29

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.215127	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.742386 $10.923812 $10.559125 $10.000000	$11.096738 $10.742386 $10.923812 $10.559125	170,766.879 145,456.744 109,425.734 30,702.750
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.989838 $10.235148 $9.175268 $10.000000	$9.877808 $9.989838 $10.235148 $9.175268	15,595.888 20,495.349 16,043.348 2,015.854
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.475244 $11.640283 $10.963675 $10.000000	$11.764634 $11.475244 $11.640283 $10.963675	136,626.769 92,080.294 120,296.791 19,062.820
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.273923 $12.086135 $12.307103 $10.000000	$10.845268 $11.273923 $12.086135 $12.307103	6,109.114 5,627.325 3,678.608 329.927
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.596853 $10.990632 $10.289523 $10.000000	$10.364433 $10.596853 $10.990632 $10.289523	214,027.261 218,299.567 149,717.012 27,869.605
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.903712 $11.410590 $10.712700 $10.000000	$10.630326 $10.903712 $11.410590 $10.712700	89,877.823 76,613.626 100,166.539 39,877.094
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.756387 $11.005249 $10.570162 $10.000000	$11.147553 $10.756387 $11.005249 $10.570162	2,768.581 0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.214766 $10.452398 $10.133732 $10.000000	$10.469616 $10.214766 $10.452398 $10.133732	10,057.447 5,556.165 13,631.906 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.491752 $10.640187 $10.213076 $10.000000	$11.037332 $10.491752 $10.640187 $10.213076	28,752.888 23,930.488 20,313.570 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428317 $10.782050 $10.474011 $10.000000	$10.653678 $10.428317 $10.782050 $10.474011	910,891.536 949,981.197 756,398.166 324,141.525
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.360784 $10.595495 $10.225070 $10.000000	$10.617622 $10.360784 $10.595495 $10.225070	229,174.584 205,998.456 161,988.229 37,130.072
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.654401 $11.215008 $10.955190 $10.000000	$10.980787 $10.654401 $11.215008 $10.955190	623,328.688 584,338.294 355,693.450 110,614.547
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.152656 $10.336362 $11.098302 $10.000000	$9.983555 $10.152656 $10.336362 $11.098302	18,297.854 23,280.131 6,939.289 903.481
30

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.623585 $10.354805 $10.215014 $10.000000	$9.666834 $9.623585 $10.354805 $10.215014	8,399.518 11,223.868 5,964.134 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.630220 $11.078331 $10.434264 $10.000000	$11.030293 $10.630220 $11.078331 $10.434264	166,131.972 146,988.935 116,215.786 41,882.250
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.489611 $10.879444 $10.162845 $10.000000	$10.842840 $10.489611 $10.879444 $10.162845	93,465.257 75,831.021 43,398.269 13,289.079
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.744969 $11.303506 $10.790157 $10.000000	$11.095568 $10.744969 $11.303506 $10.790157	121,192.585 65,287.162 64,301.331 12,497.564
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.648092 $9.748372 $9.488936 $10.000000	$9.735160 $9.648092 $9.748372 $9.488936	179,133.609 334,930.695 78,988.610 40,575.761
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.653038 $9.047631 $8.888722 $10.000000	$8.844304 $8.653038 $9.047631 $8.888722	34,229.119 30,022.819 29,546.822 3,909.024
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.973675 $10.374400 $10.169739 $10.000000	$10.080708 $9.973675 $10.374400 $10.169739	139,727.715 187,854.028 113,636.988 21,828.140
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.067354 $10.939516 $10.763305 $10.000000	$10.107891 $10.067354 $10.939516 $10.763305	98,205.322 120,935.491 181,838.536 109,908.889
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.019770 $10.631028 $10.420282 $10.000000	$10.081462 $10.019770 $10.631028 $10.420282	181,160.733 203,350.620 448,470.986 260,344.268
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.533883 $13.455383 $12.862470 $10.000000	$14.792423 $13.533883 $13.455383 $12.862470	33,204.216 34,626.149 4,739.599 2,044.119
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.414353 $10.468245 $11.236370 $10.000000	$10.333137 $10.414353 $10.468245 $11.236370	4,974.538 4,396.490 4,225.344 417.455
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.154150 $11.239736 $10.711007 $10.000000	$11.414028 $11.154150 $11.239736 $10.711007	36,296.988 38,774.667 32,982.190 23,950.748
31

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.421386 $11.508571 $11.156691 $10.000000	$12.231100 $11.421386 $11.508571 $11.156691	590,660.929 557,101.706 467,645.277 124,246.861
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.657794 $9.840701 $9.550465 $10.000000	$9.731249 $9.657794 $9.840701 $9.550465	328,182.100 336,145.838 273,898.421 68,273.201
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.092247 $12.518255 $11.787317 $10.000000	$14.030392 $13.092247 $12.518255 $11.787317	444,735.154 368,223.744 199,745.633 61,268.689
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.782103 $12.872635 $11.888121 $10.000000	$13.952421 $12.782103 $12.872635 $11.888121	693,870.342 646,618.326 456,920.276 130,249.623
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.775555 $11.952351 $11.066747 $10.000000	$12.367062 $11.775555 $11.952351 $11.066747	206,713.838 191,456.929 147,271.196 25,153.215
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.232148 $10.467068 $10.120413 $10.000000	$10.244944 $10.232148 $10.467068 $10.120413	306,650.679 336,477.596 149,814.109 87,419.820
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.519630 $9.696876 $9.877422 $10.000000	$9.346067 $9.519630 $9.696876 $9.877422	518,229.971 333,425.732 479,584.358 398,611.180
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.539785 $10.154538 $9.984180 $10.000000	$10.770381 $9.539785 $10.154538 $9.984180	372,498.550 307,625.670 294,977.180 195,118.293
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	411,332.623 351,939.959 416,100.039 152,068.066
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	337,464.720 323,564.669 45,378.206 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.501238 $9.999493	$9.925511 $9.501238	438,505.663 103,968.948
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.009190 $12.720876 $11.576563 $10.000000	$13.509790 $12.009190 $12.720876 $11.576563	158,113.687 173,919.348 100,807.294 34,318.997
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.437566	13,790.532
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318589 $10.641864 $10.664010 $10.000000	$10.591830 $10.318589 $10.641864 $10.664010	893,420.819 641,333.221 414,574.278 152,124.030
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.388423 $9.902841 $9.998480	$9.251011 $9.388423 $9.902841	213,634.578 158,136.200 4,250.019
32

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.192601 $9.862946 $9.998480	$9.007495 $9.192601 $9.862946	368,540.425 392,075.205 17,663.371
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.122115	29,792.686
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.191125	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.656801 $10.869310 $10.537980 $10.000000	$10.975426 $10.656801 $10.869310 $10.537980	1,610,649.691 1,644,846.465 1,484,483.311 622,413.183
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.910229 $10.184071 $9.156876 $10.000000	$9.769816 $9.910229 $10.184071 $9.156876	172,181.624 180,201.055 131,337.396 41,240.898
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.383838 $11.582224 $10.941727 $10.000000	$11.636059 $11.383838 $11.582224 $10.941727	1,479,847.465 1,336,940.830 730,541.910 283,387.831
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.184105 $12.025854 $12.282490 $10.000000	$10.726709 $11.184105 $12.025854 $12.282490	60,150.171 71,423.580 50,751.746 25,495.762
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.512445 $10.935810 $10.268922 $10.000000	$10.251137 $10.512445 $10.935810 $10.268922	1,907,085.697 1,734,729.547 1,171,194.793 505,160.442
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.816840 $11.353665 $10.691252 $10.000000	$10.514106 $10.816840 $11.353665 $10.691252	1,539,685.735 1,725,348.621 1,048,124.518 464,201.951
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.670716 $10.950353 $10.549000 $10.000000	$11.025719 $10.670716 $10.950353 $10.549000	300,141.195 323,710.617 226,174.990 67,871.566
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.133373 $10.400233 $10.113422 $10.000000	$10.355148 $10.133373 $10.400233 $10.113422	27,826.234 34,412.649 73,783.399 31,741.589
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.408165 $10.587100 $10.192617 $10.000000	$10.916690 $10.408165 $10.587100 $10.192617	177,287.626 187,813.418 120,706.051 50,224.027
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345237 $10.728264 $10.453037 $10.000000	$10.537220 $10.345237 $10.728264 $10.453037	5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.278238 $10.542635 $10.204584 $10.000000	$10.501545 $10.278238 $10.542635 $10.204584	573,813.629 595,022.369 456,655.384 140,874.387
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.569519 $11.159064 $10.933258 $10.000000	$10.860752 $10.569519 $11.159064 $10.933258	3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721
33

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.071777 $10.284791 $11.076094 $10.000000	$9.874429 $10.071777 $10.284791 $11.076094	201,358.961 225,639.976 133,864.494 55,617.989
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.545529 $11.023068 $10.413369 $10.000000	$10.909723 $10.545529 $11.023068 $10.413369	1,212,579.781 1,104,503.163 1,111,493.247 447,863.188
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.406055 $10.825170 $10.142494 $10.000000	$10.724327 $10.406055 $10.825170 $10.142494	268,052.240 216,520.881 197,003.768 63,851.665
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.659382 $11.247124 $10.768556 $10.000000	$10.974285 $10.659382 $11.247124 $10.768556	701,685.294 939,184.275 361,640.186 126,163.176
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.571222 $9.699736 $9.469916 $10.000000	$9.628744 $9.571222 $9.699736 $9.469916	877,052.902 855,911.939 695,135.185 406,244.058
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.584091 $9.002487 $8.870906 $10.000000	$8.747617 $8.584091 $9.002487 $8.870906	315,828.949 300,321.392 262,887.081 94,596.042
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.894194 $10.322630 $10.149364 $10.000000	$9.970486 $9.894194 $10.322630 $10.149364	253,863.733 270,923.798 220,958.529 145,292.804
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987134 $10.884932 $10.741760 $10.000000	$9.997379 $9.987134 $10.884932 $10.741760	1,349,437.774 1,471,942.755 1,624,608.196 556,119.893
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.939946 $10.577994 $10.399412 $10.000000	$9.971254 $9.939946 $10.577994 $10.399412	1,822,392.721 1,928,301.761 1,810,558.628 969,298.909
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.426091 $13.388277 $12.836738 $10.000000	$14.630748 $13.426091 $13.388277 $12.836738	251,818.788 244,212.580 209,993.651 76,374.754
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331375 $10.416026 $11.213892 $10.000000	$10.220167 $10.331375 $10.416026 $11.213892	76,417.141 71,351.315 56,231.083 10,364.029

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.213835 $11.277288 $10.725322 $10.000000	$11.497994 $11.213835 $11.277288 $10.725322	209,774.588 205,920.314 152,756.274 56,486.277
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.482506 $11.547038 $11.171618 $10.000000	$12.321080 $11.482506 $11.547038 $11.171618	1,500,270.625 1,177,244.433 833,877.928 232,056.438
34

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.709513 $9.873617 $9.563258 $10.000000	$9.802879 $9.709513 $9.873617 $9.563258	1,209,822.380 1,003,603.495 742,820.206 262,512.916
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.162311 $12.560096 $11.803072 $10.000000	$14.133611 $13.162311 $12.560096 $11.803072	1,569,912.592 1,311,182.798 932,625.503 269,293.365
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.850493 $12.915654 $11.904007 $10.000000	$14.055048 $12.850493 $12.915654 $11.904007	1,644,795.067 1,437,930.245 1,147,723.314 401,760.499
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.838471 $11.992238 $11.081541 $10.000000	$12.457995 $11.838471 $11.992238 $11.081541	872,804.716 820,924.406 374,891.990 96,971.498
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.286837 $10.502019 $10.133949 $10.000000	$10.320288 $10.286837 $10.502019 $10.133949	970,302.033 969,398.301 894,990.652 356,124.159
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.570501 $9.729250 $9.890633 $10.000000	$9.414789 $9.570501 $9.729250 $9.890633	2,529,140.266 2,191,978.940 1,419,900.456 1,727,691.484
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.590778 $10.188441 $9.997538 $10.000000	$10.849566 $9.590778 $10.188441 $9.997538	1,438,179.377 1,784,931.787 1,401,951.811 1,842,017.360
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	607,053.126 591,510.272 743,361.179 646,518.867
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	4,873,405.326 3,992,056.770 593,754.936 3,482.845
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.513983 $9.999548	$9.958681 $9.513983	3,775,134.284 1,158,801.050
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.073363 $12.763329 $11.592033 $10.000000	$13.609114 $12.073363 $12.763329 $11.592033	497,742.472 452,357.793 350,201.422 50,867.318
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.453951	1,888.246
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.373728 $10.677395 $10.678265 $10.000000	$10.669705 $10.373728 $10.677395 $10.678265	3,446,210.459 2,697,990.690 1,318,519.902 481,118.236
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.409973 $9.905770 $9.998644	$9.290768 $9.409973 $9.905770	1,317,653.538 1,515,166.021 143,988.176
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.213709 $9.865865 $9.998644	$9.046223 $9.213709 $9.865865	2,201,372.027 2,070,215.602 150,215.427
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.138010	584,082.591
35

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.207126	34,498.768
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.713764 $10.905604 $10.552069 $10.000000	$11.056146 $10.713764 $10.905604 $10.552069	5,763,233.260 6,004,912.069 5,302,758.711 2,452,159.553
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.963197 $10.218080 $9.169134 $10.000000	$9.841655 $9.963197 $10.218080 $9.169134	254,399.794 269,804.906 166,490.280 63,241.310
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.444644 $11.620870 $10.956358 $10.000000	$11.721567 $11.444644 $11.620870 $10.956358	5,829,614.143 5,133,260.436 2,390,178.719 846,771.666
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243877 $12.065997 $12.298900 $10.000000	$10.805595 $11.243877 $12.065997 $12.298900	267,965.672 185,124.496 138,837.629 45,252.660
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.568615 $10.972312 $10.282648 $10.000000	$10.326511 $10.568615 $10.972312 $10.282648	7,968,525.017 8,321,901.530 5,825,954.981 2,264,209.023
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.874653 $11.391564 $10.705543 $10.000000	$10.591426 $10.874653 $11.391564 $10.705543	4,802,816.111 5,231,756.843 3,046,400.074 1,324,765.634
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.727727 $10.986903 $10.563097 $10.000000	$11.106773 $10.727727 $10.986903 $10.563097	73,730.024 73,273.147 15,282.843 5,375.505
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.187525 $10.434949 $10.126950 $10.000000	$10.431295 $10.187525 $10.434949 $10.126950	299,460.485 370,552.198 403,110.529 339,061.965
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.463792 $10.622456 $10.206250 $10.000000	$10.996960 $10.463792 $10.622456 $10.206250	224,402.557 173,170.420 72,741.994 55,054.778
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.400519 $10.764074 $10.467013 $10.000000	$10.614697 $10.400519 $10.764074 $10.467013	41,373,742.345 43,849,362.943 32,717,032.490 11,386,700.818
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.333155 $10.577824 $10.218227 $10.000000	$10.578760 $10.333155 $10.577824 $10.218227	4,128,802.717 3,709,480.082 3,164,750.174 1,391,501.380
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.626009 $11.196321 $10.947869 $10.000000	$10.940622 $10.626009 $11.196321 $10.947869	16,077,902.033 18,189,318.936 15,685,951.390 5,548,339.779
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.125599 $10.319130 $11.090899 $10.000000	$9.947032 $10.125599 $10.319130 $11.090899	510,654.533 475,026.981 321,593.619 86,255.852
36

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.601876 $11.059856 $10.427283 $10.000000	$10.989928 $10.601876 $11.059856 $10.427283	4,608,904.816 4,567,234.345 4,038,621.568 1,521,956.282
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.461648 $10.861299 $10.156054 $10.000000	$10.803164 $10.461648 $10.861299 $10.156054	2,064,430.387 1,731,743.267 742,912.559 211,353.453
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.716348 $11.284678 $10.782951 $10.000000	$11.054983 $10.716348 $11.284678 $10.782951	2,583,067.027 2,662,730.420 1,600,587.241 605,375.864
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.622392 $9.732134 $9.482602 $10.000000	$9.699566 $9.622392 $9.732134 $9.482602	2,714,265.079 2,698,951.372 2,321,109.993 1,181,039.994
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.629981 $9.032552 $8.882785 $10.000000	$8.811960 $8.629981 $9.032552 $8.882785	1,034,894.576 1,789,457.242 1,905,725.931 265,309.758
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.947079 $10.357094 $10.162935 $10.000000	$10.043809 $9.947079 $10.357094 $10.162935	2,220,649.615 2,185,824.034 1,541,826.177 822,960.680
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.040519 $10.921279 $10.756115 $10.000000	$10.070907 $10.040519 $10.921279 $10.756115	4,201,503.940 4,941,948.601 4,035,152.360 1,571,002.368
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.993076 $10.613321 $10.413329 $10.000000	$10.044591 $9.993076 $10.613321 $10.413329	7,724,174.203 8,448,771.881 8,256,449.224 3,955,128.014
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.497831 $13.432961 $12.853885 $10.000000	$14.738321 $13.497831 $13.432961 $12.853885	979,522.859 897,268.173 635,617.289 162,884.426
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.386586 $10.450790 $11.228868 $10.000000	$10.295319 $10.386586 $10.450790 $11.228868	158,312.402 116,947.050 83,460.367 26,244.915

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	30,280.470 35,106.933 9,290.371 3,341.657
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	256,528.386 129,429.028 95,272.296 40,691.480
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748383 $9.898318 $9.572853 $10.000000	$9.856862 $9.748383 $9.898318 $9.572853	512,677.522 404,826.804 267,638.874 48,244.062
37

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	111,703.967 102,363.806 59,543.877 28,219.573
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	167,258.437 180,983.619 140,755.081 79,993.089
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	111,343.243 106,706.324 126,709.755 98,079.100
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.328089 $10.528328 $10.144110 $10.000000	$10.377187 $10.328089 $10.528328 $10.144110	333,998.457 316,221.857 233,040.756 105,114.053
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	626,376.121 707,102.360 484,704.900 384,089.323
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.629248 $10.213968 $10.007569 $10.000000	$10.909402 $9.629248 $10.213968 $10.007569	171,246.263 149,640.900 99,577.778 454,433.033
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	301,656.634 267,110.460 229,240.493 118,019.127
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	1,538,083.138 312,767.949
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	100,809.586 102,379.804 24,158.172 3,449.318
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	2,206.028
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	642,459.808 271,892.069 107,725.203 83,325.946
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.426201 $9.907970 $9.998767	$9.320727 $9.426201 $9.907970	407,788.914 550,476.747 26,175.188
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.229595 $9.868054 $9.998767	$9.075395 $9.229595 $9.868054	609,745.076 682,135.407 27,999.912
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	121,401.258
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	0.000
38

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.756731 $10.932929 $10.562653 $10.000000	$11.117111 $10.756731 $10.932929 $10.562653	2,625,133.628 2,567,035.293 2,300,269.186 968,809.271
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	41,809.349 40,772.499 28,645.858 15,048.486
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.490564 $11.650000 $10.967341 $10.000000	$11.786229 $11.490564 $11.650000 $10.967341	2,044,531.267 1,739,313.614 922,108.414 278,846.205
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	26,356.163 23,615.654 16,288.672 3,643.075
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611010 $10.999811 $10.292971 $10.000000	$10.383466 $10.611010 $10.999811 $10.292971	3,482,149.355 3,721,268.972 2,858,440.096 1,039,380.138
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.918254 $11.420103 $10.716280 $10.000000	$10.649820 $10.918254 $11.420103 $10.716280	1,540,714.791 1,704,301.320 932,814.082 287,278.458
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.770763 $11.014442 $10.573701 $10.000000	$11.168026 $10.770763 $11.014442 $10.573701	176,377.207 33,888.090 17,315.781 15,046.200
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.228392 $10.461104 $10.137114 $10.000000	$10.488823 $10.228392 $10.461104 $10.137114	259,350.589 295,428.558 126,956.944 1,566.040
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.505758 $10.649061 $10.216487 $10.000000	$11.057592 $10.505758 $10.649061 $10.216487	310,463.531 165,198.237 11,510.579 8,474.244
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	14,581,221.436 15,477,858.340 12,187,086.849 4,153,049.354
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	1,387,815.352 1,360,515.031 1,051,554.155 472,504.182
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	67,721.082 74,501.988 22,115.469 6,050.885
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.633965 $10.360804 $10.215816 $10.000000	$9.682095 $9.633965 $10.360804 $10.215816	15,165.693 13,126.121 10,589.140 911.781
39

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.644395 $11.087561 $10.437749 $10.000000	$11.050530 $10.644395 $11.087561 $10.437749	2,115,462.311 2,102,701.415 1,940,470.405 663,747.387
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.503608 $10.888512 $10.166237 $10.000000	$10.862731 $10.503608 $10.888512 $10.166237	705,263.163 618,552.961 338,3796.125 154,285.485
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.759327 $11.312946 $10.793759 $10.000000	$11.115939 $10.759327 $11.312946 $10.793759	830,044.729 843,911.685 519,383.356 187,171.655
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660981 $9.756515 $9.492111 $10.000000	$9.753044 $9.660981 $9.756515 $9.492111	852,612.512 867,471.453 638,582.276 256,632.708
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.664600 $9.055195 $8.891705 $10.000000	$8.860548 $8.664600 $9.055195 $8.891705	303,566.230 650,343.983 657,388.039 83,161.041
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987000 $10.383067 $10.173136 $10.000000	$10.099222 $9.987000 $10.383067 $10.173136	827,658.493 910,953.463 756,495.092 288,617.052
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080796 $10.948638 $10.766901 $10.000000	$10.126448 $10.080796 $10.948638 $10.766901	1,756,415.677 2,027,413.251 1,738,537.855 757,546.998
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.033147 $10.639903 $10.423761 $10.000000	$10.099967 $10.033147 $10.639903 $10.423761	3,554,789.443 3,801,333.872 3,743,686.079 1,640,171.897
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	77,359.197 74,762.460 33,870.139 17,070.291
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	51,878.380 48,969.630 1,634.284 0.000
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.154150 $11.239736 $10.711007 $10.000000	$11.414028 $11.154150 $11.239736 $10.711007	9,434.105 9,840.782 9,000.968 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.421386 $11.508571 $11.156691 $10.000000	$12.231100 $11.421386 $11.508571 $11.156691	125,375.141 136,584.843 124,625.235 75,409.507
40

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.657794 $9.840701 $9.550465 $10.000000	$9.731249 $9.657794 $9.840701 $9.550465	285,189.211 193,074.605 72,895.435 27,207.388
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.092247 $12.518255 $11.787317 $10.000000	$14.030392 $13.092247 $12.518255 $11.787317	139,497.602 117,311.767 73,729.957 7,390.560
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.782103 $12.872635 $11.888121 $10.000000	$13.952421 $12.782103 $12.872635 $11.888121	92,678.715 78,410.554 47,941.594 4,060.769
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.775555 $11.952351 $11.066747 $10.000000	$12.367062 $11.775555 $11.952351 $11.066747	31,843.099 26,660.378 18,827.809 8,454.234
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.232148 $10.467068 $10.120413 $10.000000	$10.244944 $10.232148 $10.467068 $10.120413	203,889.737 205,005.248 133,988.797 61,980.123
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.519630 $9.696876 $9.877422 $10.000000	$9.346067 $9.519630 $9.696876 $9.877422	243,890.953 277,759.711 396,217.631 90,198.082
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.539785 $10.154538 $9.984180 $10.000000	$10.770381 $9.539785 $10.154538 $9.984180	82,113.651 75,318.584 57,029.035 17,471.857
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	46,527.727 89,228.355 95,314.411 210,089.217
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	111,829.738 110,429.233 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.501238 $9.999493	$9.925511 $9.501238	150,444.478 57,566.766
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.009190 $12.720876 $11.576563 $10.000000	$13.509790 $12.009190 $12.720876 $11.576563	71,574.028 65,792.181 25,568.190 2,148.970
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.437566	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318589 $10.641864 $10.664010 $10.000000	$10.591830 $10.318589 $10.641864 $10.664010	186,312.011 118,330.320 55,897.666 7,586.979
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.388423 $9.902841 $9.998480	$9.251011 $9.388423 $9.902841	220,112.383 152,554.505 7,071.562
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.192601 $9.862946 $9.998480	$9.007495 $9.192601 $9.862946	259,166.216 177,327.067 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.122115	16,786.788
41

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.191125	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.656801 $10.869310 $10.537980 $10.000000	$10.975426 $10.656801 $10.869310 $10.537980	817,126.762 742,044.014 646,604.816 214,649.401
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.910229 $10.184071 $9.156876 $10.000000	$9.769816 $9.910229 $10.184071 $9.156876	72,602.687 67,593.245 55,759.507 11,426.843
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.383838 $11.582224 $10.941727 $10.000000	$11.636059 $11.383838 $11.582224 $10.941727	484,456.783 472,225.046 305,553.448 151,816.419
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.184105 $12.025854 $12.282490 $10.000000	$10.726709 $11.184105 $12.025854 $12.282490	28,807.094 23,234.471 10,292.833 1,753.473
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.512445 $10.935810 $10.268922 $10.000000	$10.251137 $10.512445 $10.935810 $10.268922	691,282.088 624,828.066 426,931.812 153,557.869
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.816840 $11.353665 $10.691252 $10.000000	$10.514106 $10.816840 $11.353665 $10.691252	670,552.391 618,824.904 375,317.508 152,318.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.670716 $10.950353 $10.549000 $10.000000	$11.025719 $10.670716 $10.950353 $10.549000	0.000 0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.133373 $10.400233 $10.113422 $10.000000	$10.355148 $10.133373 $10.400233 $10.113422	0.000 0.000 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.408165 $10.587100 $10.192617 $10.000000	$10.916690 $10.408165 $10.587100 $10.192617	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345237 $10.728264 $10.453037 $10.000000	$10.537220 $10.345237 $10.728264 $10.453037	1,882,202.749 1,933,811.807 1,381,841.447 493,178.589
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.278238 $10.542635 $10.204584 $10.000000	$10.501545 $10.278238 $10.542635 $10.204584	435,801.824 434,904.196 341,982.745 149,500.111
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.569519 $11.159064 $10.933258 $10.000000	$10.860752 $10.569519 $11.159064 $10.933258	1,263,569.815 1,282,251.974 1,124,097.518 526,666.776
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.071777 $10.284791 $11.076094 $10.000000	$9.874429 $10.071777 $10.284791 $11.076094	98,735.657 96,008.022 71,917.815 22,044.900
42

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.545529 $11.023068 $10.413369 $10.000000	$10.909723 $10.545529 $11.023068 $10.413369	360,410.492 312,284.902 277,947.180 85,136.975
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.406055 $10.825170 $10.142494 $10.000000	$10.724327 $10.406055 $10.825170 $10.142494	166,367.544 158,176.841 77,364.845 28,996.096
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.659382 $11.247124 $10.768556 $10.000000	$10.974285 $10.659382 $11.247124 $10.768556	385,794.852 355,011.373 184,636.573 81,578.800
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.571222 $9.699736 $9.469916 $10.000000	$9.628744 $9.571222 $9.699736 $9.469916	331,994.542 256,226.179 189,805.930 101,190.096
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.584091 $9.002487 $8.870906 $10.000000	$8.747617 $8.584091 $9.002487 $8.870906	113,674.059 107,995.743 86,578.965 112,955.236
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.894194 $10.322630 $10.149364 $10.000000	$9.970486 $9.894194 $10.322630 $10.149364	186,675.566 163,020.741 121,293.408 68,183.031
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987134 $10.884932 $10.741760 $10.000000	$9.997379 $9.987134 $10.884932 $10.741760	681,736.758 644,693.354 438,730.559 181,462.867
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.939946 $10.577994 $10.399412 $10.000000	$9.971254 $9.939946 $10.577994 $10.399412	953,081.447 980,712.262 830,633.242 261,775.976
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.426091 $13.388277 $12.836738 $10.000000	$14.630748 $13.426091 $13.388277 $12.836738	98,804.639 87,568.387 56,661.441 8,070.959
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331375 $10.416026 $11.213892 $10.000000	$10.220167 $10.331375 $10.416026 $11.213892	12,670.888 8,997.585 5,841.191 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.213835 $11.277288 $10.725322 $10.000000	$11.497994 $11.213835 $11.277288 $10.725322	103,344.061 108,369.734 81,020.802 58,159.861
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.482506 $11.547038 $11.171618 $10.000000	$12.321080 $11.482506 $11.547038 $11.171618	354,306.620 129,465.970 84,420.926 28,670.208
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.709513 $9.873617 $9.563258 $10.000000	$9.802879 $9.709513 $9.873617 $9.563258	484,927.848 388,670.432 252,162.343 68,871.088
43

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.162311 $12.560096 $11.803072 $10.000000	$14.133611 $13.162311 $12.560096 $11.803072	512,998.655 386,765.862 183,200.735 88,512.783
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.850493 $12.915654 $11.904007 $10.000000	$14.055048 $12.850493 $12.915654 $11.904007	313,787.018 277,566.627 127,507.280 44,091.114
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.838471 $11.992238 $11.081541 $10.000000	$12.457995 $11.838471 $11.992238 $11.081541	116,027.974 64,828.891 45,719.731 13,141.248
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.286837 $10.502019 $10.133949 $10.000000	$10.320288 $10.286837 $10.502019 $10.133949	255,414.174 233,123.024 167,350.714 57,388.340
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.570501 $9.729250 $9.890633 $10.000000	$9.414789 $9.570501 $9.729250 $9.890633	651,219.695 256,144.371 272,381.377 273,237.858
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.590778 $10.188441 $9.997538 $10.000000	$10.849566 $9.590778 $10.188441 $9.997538	619,698.587 568,512.176 306,858.160 57,098.603
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	391,135.740 384,028.451 268,489.196 304,703.505
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	378,141.994 207,941.319 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2016 2015	$9.513983 $9.999548	$9.958681 $9.513983	532,434.301 137,851.607
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.073363 $12.763329 $11.592033 $10.000000	$13.609114 $12.073363 $12.763329 $11.592033	130,464.286 106,385.902 70,215.684 29,345.321
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.453951	1,914.929
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.373728 $10.677395 $10.678265 $10.000000	$10.669705 $10.373728 $10.677395 $10.678265	507,861.362 303,497.161 231,604.940 152,276.630
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.409973 $9.905770 $9.998644	$9.290768 $9.409973 $9.905770	337,384.185 296,348.690 5,400.088
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.213709 $9.865865 $9.998644	$9.046223 $9.213709 $9.865865	627,172.102 554,464.514 19,932.913
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.138010	56,026.628
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.207126	85,587.877
44

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.713764 $10.905604 $10.552069 $10.000000	$11.056146 $10.713764 $10.905604 $10.552069	1,790,479.197 1,763,861.611 1,477,360.858 488,692.944
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.963197 $10.218080 $9.169134 $10.000000	$9.841655 $9.963197 $10.218080 $9.169134	126,031.307 106,212.446 65,088.757 25,062.523
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.444644 $11.620870 $10.956358 $10.000000	$11.721567 $11.444644 $11.620870 $10.956358	1,692,312.448 1,443,213.560 944,584.503 318,714.850
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243877 $12.065997 $12.298900 $10.000000	$10.805595 $11.243877 $12.065997 $12.298900	114,425.072 102,490.632 51,016.607 20,575.953
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.568615 $10.972312 $10.282648 $10.000000	$10.326511 $10.568615 $10.972312 $10.282648	2,004,824.695 1,961,794.390 1,535,589.132 614,124.908
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.874653 $11.391564 $10.705543 $10.000000	$10.591426 $10.874653 $11.391564 $10.705543	1,370,266.825 1,582,241.487 724,160.365 234,641.630
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.727727 $10.986903 $10.563097 $10.000000	$11.106773 $10.727727 $10.986903 $10.563097	84,110.530 86,932.048 90,618.239 6,312.923
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.187525 $10.434949 $10.126950 $10.000000	$10.431295 $10.187525 $10.434949 $10.126950	29,099.715 32,145.296 35,176.949 37,697.261
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.463792 $10.622456 $10.206250 $10.000000	$10.996960 $10.463792 $10.622456 $10.206250	1,997.787 2,227.016 2,288.673 739.821
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.400519 $10.764074 $10.467013 $10.000000	$10.614697 $10.400519 $10.764074 $10.467013	8,613,943.715 8,441,505.556 5,869,627.642 1,726,331.463
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.333155 $10.577824 $10.218227 $10.000000	$10.578760 $10.333155 $10.577824 $10.218227	1,054,917.409 883,815.205 645,122.969 239,796.021
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.626009 $11.196321 $10.947869 $10.000000	$10.940622 $10.626009 $11.196321 $10.947869	4,213,117.486 4,554,813.515 3,576,273.140 969,869.167
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.125599 $10.319130 $11.090899 $10.000000	$9.947032 $10.125599 $10.319130 $11.090899	127,468.738 98,424.016 29,813.216 11,128.316
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.601876 $11.059856 $10.427283 $10.000000	$10.989928 $10.601876 $11.059856 $10.427283	1,058,019.590 1,162,994.110 1,054,847.027 239,689.913
45

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.461648 $10.861299 $10.156054 $10.000000	$10.803164 $10.461648 $10.861299 $10.156054	803,900.601 458,896.914 294,708.243 66,277.177
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.716348 $11.284678 $10.782951 $10.000000	$11.054983 $10.716348 $11.284678 $10.782951	948,934.484 905,646.690 541,351.900 190,934.766
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.622392 $9.732134 $9.482602 $10.000000	$9.699566 $9.622392 $9.732134 $9.482602	890,505.093 796,238.145 590,926.863 249,729.449
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.629981 $9.032552 $8.882785 $10.000000	$8.811960 $8.629981 $9.032552 $8.882785	340,042.293 263,752.077 207,600.222 107,795.568
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.947079 $10.357094 $10.162935 $10.000000	$10.043809 $9.947079 $10.357094 $10.162935	581,822.944 674,396.775 611,270.545 321,170.509
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.040519 $10.921279 $10.756115 $10.000000	$10.070907 $10.040519 $10.921279 $10.756115	1,307,685.355 1,312,723.257 1,065,609.309 357,402.492
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.993076 $10.613321 $10.413329 $10.000000	$10.044591 $9.993076 $10.613321 $10.413329	3,112,988.394 3,239,400.920 3,119,129.748 1,389,809.315
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.497831 $13.432961 $12.853885 $10.000000	$14.738321 $13.497831 $13.432961 $12.853885	416,228.878 392,039.879 179,964.924 39,600.053
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.386586 $10.450790 $11.228868 $10.000000	$10.295319 $10.386586 $10.450790 $11.228868	54,355.635 48,287.686 16,873.801 4,438.711

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	3,173.549 3,854.136 5,712.878 2,961.832
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	39,097.399 42,887.643 27,674.658 5,460.794
American Funds - Bond FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748383 $9.898318 $9.572853 $10.000000	$9.856862 $9.748383 $9.898318 $9.572853	227,990.382 173,890.808 144,000.792 20,894.979
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	21,217.469 19,646.958 16,705.093 5,605.280
46

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	47,054.070 53,371.657 25,761.866 2,342.830
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	36,287.441 38,368.522 27,202.761 787.780
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.328089 $10.528328 $10.144110 $10.000000	$10.377187 $10.328089 $10.528328 $10.144110	164,638.220 150,120.668 77,646.183 43,283.804
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	439,922.723 280,150.191 225,841.736 165,630.010
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.629248 $10.213968 $10.007569 $10.000000	$10.909402 $9.629248 $10.213968 $10.007569	402,200.431 424,777.954 359,921.125 159,376.034
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	119,606.397 132,788.810 97,541.816 64,588.028
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	294,753.096 154,755.213
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	28,400.164 17,505.163 26,922.556 1,618.992
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	207,182.216 94,909.792 34,490.769 5,947.822
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.426201 $9.907970 $9.998767	$9.320727 $9.426201 $9.907970	302,019.777 204,704.722 208.956
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2016 2015 2014	$9.229595 $9.868054 $9.998767	$9.075395 $9.229595 $9.868054	298,195.539 255,817.826 8,648.691
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	21,045.597
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	789.832
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.756731 $10.932929 $10.562653 $10.000000	$11.117111 $10.756731 $10.932929 $10.562653	896,637.676 791,918.911 575,485.283 182,959.852
47

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.8953937 $10.003181 $10.243698 $9.178335	45,051.426 37,615.367 12,732.147 2,807.881
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.490564 $11.650000 $10.967341 $10.000000	$11.786229 $11.490564 $11.650000 $10.967341	564,688.514 549,245.018 293,151.516 136,034.029
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	7,348.457 3,851.557 1,233.186 2,596.771
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611010 $10.999811 $10.292971 $10.000000	$10.383466 $10.611010 $10.999811 $10.292971	945,729.337 873,993.923 533,914.082 262,180.810
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.918254 $11.420103 $10.716280 $10.000000	$10.649820 $10.918254 $11.420103 $10.716280	579,628.401 546,489.290 251,893.282 68,616.863
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.770763 $11.014442 $10.573701 $10.000000	$11.168026 $10.770763 $11.014442 $10.573701	6,176.916 6,958.713 7,440.003 1,093.083
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.228392 $10.461104 $10.137114 $10.000000	$10.488823 $10.228392 $10.461104 $10.137114	5,874.451 6,257.858 6,632.632 1,132.932
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.505758 $10.649061 $10.216487 $10.000000	$11.057592 $10.505758 $10.649061 $10.216487	5,895.552 6,777.079 7,261.637 1,048.874
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	2,332,844.715 2,328,082.359 1,646,991.494 405,855.260
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	526,017.691 539,455.465 428,411.367 298,286.411
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	1,544,060.322 1,570,746.346 1,260,467.572 386,346.006
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	27,792.406 19,272.819 14,411.718 902.411
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.633965 $10.360804 $10.215816 $10.000000	$9.682095 $9.633965 $10.360804 $10.215816	1,409.642 97.291 85.504 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.644395 $11.087561 $10.437749 $10.000000	$11.050530 $10.644395 $11.087561 $10.437749	462,335.315 431,214.773 321,799.270 82,776.931
48

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.503608 $10.888512 $10.166237 $10.000000	$10.862731 $10.503608 $10.888512 $10.166237	360,843.462 336,818.586 106,443.342 28,507.539
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.759327 $11.312946 $10.793759 $10.000000	$11.115939 $10.759327 $11.312946 $10.793759	365,568.926 332,175.236 175,250.569 71,227.478
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660981 $9.756515 $9.492111 $10.000000	$9.753044 $9.660981 $9.756515 $9.492111	400,252.985 343,365.880 199,029.260 51,271.286
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$8.664600 $9.055195 $8.891705 $10.000000	$8.860548 $8.664600 $9.055195 $8.891705	207,140.394 187,472.048 74,383.514 19,115.452
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.987000 $10.383067 $10.173136 $10.000000	$10.099222 $9.987000 $10.383067 $10.173136	286,824.907 246,177.585 153,383.211 52,488.177
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.080796 $10.948638 $10.766901 $10.000000	$10.126448 $10.080796 $10.948638 $10.766901	543,987.752 540,104.273 416,605.109 132,560.522
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.033147 $10.639903 $10.423761 $10.000000	$10.099967 $10.033147 $10.639903 $10.423761	891,431.770 889,317.117 792,280.900 380,104.083
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	26,886.634 24,179.915 17,924.395 11,818.614
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	8,608.636 29,318.727 1,195.579 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
The State Street Total Return V.I.S. Fund, TA International Equity Index and TA U.S. Equity Index had not commenced operation as of December 31, 2016, therefore, comparable data is not available.
49

APPENDIX
Prior Withdrawal/ Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to March 31, 2017	5.50%
50

APPENDIX
Prior Withdrawal/ Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
Growth Percentages
Date	Percentage
May 1, 2016 to March 31, 2017	5.50%
51

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
MEMBERS® FreedomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 as described in the Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2017 and May 31, 2017. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	6.00%	5.50%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica Income EliteSM II
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
MEMBERS® FreedomSM Variable Annuity	Income EliteSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica AxiomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are offering for the Retirement Income Max® as described in the Retirement Income Max®– Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2017 and May 31, 2017. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.20%	3.70%
65-79	5.20%	4.70%
≥ 80	6.20%	5.70%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

PARTNERS VARIABLE ANNUITY SERIESSM
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) Administrative Office 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Partners Variable Annuity SeriesSM variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2017
Statement of Additional Information Date: May 1, 2017

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Fidelity ® VIP Contrafund® Portfolio – Service Class 2
Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Fidelity ® VIP Mid Cap Portfolio – Service Class 2
Fidelity ® VIP Value Strategies Portfolio – Service Class 2	Fidelity ® VIP Value Strategies Portfolio – Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class
Voya Global Perspectives - Class S	Voya Global Perspectives - Class S
Voya Large Cap Value - Class S	Voya Large Cap Value - Class S
Voya Strategic Allocation Conservative - Class S	Voya Strategic Allocation Conservative - Class S
Voya Strategic Allocation Moderate - Class S	Voya Strategic Allocation Moderate - Class S

TABLE OF CONTENTS continued
APPENDIX
PAM METHOD TRANSFERS	116
APPENDIX
Hypothetical Adjusted Partial withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders	119
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider	123
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
fixed account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider and the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
1

separate account value—The portion of the policy value that is invested in the separate account.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share (5)	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
(5)	The L-share has a shorter surrender charge schedule than the B-share and offers greater liquidity. You pay higher separate account charges for the life of your L-share policy in exchange for the greater liquidity. The B-share my be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw policy value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost policy. The L-share class may be more appropriate for someone who may want to surrender the policy or withdraw policy value in excess of the free withdrawal amount 5 years after making a contribution and is willing to pay a higher separate account charge. Purchasing an optional guaranteed living benefit or guaranteed withdrawal benefit under an L-share policy and paying a higher separate account charge for the life of the policy, in order to have greater liquidity, may not be compatible. This is because you must typically own your policy over the long-term in order to take full advantage of these types of guaranteed benefits. (For example, the longer you own the policy, the greater your withdrawal percentage might be, or there may be a certain number of years before you can use the benefit.) You should determine the appropriate balance among (a) greater liquidity; (b) the impact of the mortality and expense risk charge on your policy value; and (c) the period of time that you must own the policy to take full advantage of any optional benefit you elect
√ Choose investment options
•	Subaccounts – Invest in underlying funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3) Transamerica Income Edge(1)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
3

√ Complete our application or order form
√ Pay the applicable minimum initial deposit
4

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)(1)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee(2)	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee(3)	$0-$50*	$0-$50*	$0-$50*	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge(4)	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
5

Classes	B-Share	C-Share	L-Share	X-Share
Optional Death Benefit Riders:
Additional Death Distribution (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)(6)
Retirement Income Max® (annual charge - % of Withdrawal Base)*	2.50%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)*	0.55%
Death Benefit - (Joint Life Option)*	0.50%
Income EnhancementSM - (Single Life Option - Not available in NY)*	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY)*	0.65%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step- Up section. Your current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-185573 for TLIC and 333-185574 for TFLIC). Please note that the maximum fee listed above of 2.50% already includes the additional death benefit and/or income enhancement option as applicable.
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2016 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.35%
Highest Gross	2.71%
6

The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples(8):
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,462	$1,510	$ 783	$1,497	$1,587
3 Years	$2,858	$2,990	$2,339	$2,953	$2,954
5 Years	$4,165	$3,874	$3,884	$3,859	$4,310
10 Years	$7,442	$7,552	$7,697	$7,661	$7,662
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 742	$ 790	$ 783	$ 777	$ 777
3 Years	$2,228	$2,360	$2,339	$2,323	$2,324
5 Years	$3,715	$3,874	$3,884	$3,859	$3,860
10 Years	$7,442	$7,552	$7,697	$7,661	$7,662
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,453	$1,501	$ 773	$1,487	$1,577
3 Years	$2,829	$2,961	$2,310	$2,924	$2,925
5 Years	$4,116	$3,825	$3,835	$3,811	$4,262
10 Years	$7,344	$7,454	$7,601	$7,564	$7,565
7

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 733	$ 781	$ 773	$ 767	$ 767
3 Years	$2,199	$2,331	$2,310	$2,294	$2,295
5 Years	$3,666	$3,825	$3,835	$3,811	$3,812
10 Years	$7,344	$7,454	$7,601	$7,564	$7,565
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
2) Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
Participation in e-delivery program***	up to $15
*	Based on Policy Value or sum of all premium payments less all withdrawals.
**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
***	The e-delivery waiver may not be available in all states. We may discontinue offering the e-delivery waiver at any time.
5) Separate Account Annual Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
8

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
American Funds - Asset Allocation Fund - Class 2; American Funds - Growth Fund - Class 2; American Funds Growth-Income Fund - Class 2; American Funds International Fund - Class 2	0.30%
AB Balanced Wealth Strategy Portfolio - Class B; GE Investments Total Return Fund - Class 2	0.20%
TA International Equity Index - Service Class; TA U.S. Equity Index - Service Class	0.15%
Voya Global Perspectives - Class S; Voya Large Cap Value - Class S; Voya Strategic Allocation Conservative - Class S; Voya Strategic Allocation Moderate - Class S	0.14%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
7) Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
9

THE ANNUITY
This prospectus describes information you should know before you purchase the Partners Variable Annuity SeriesSM.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
10

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days. We must receive your consent to hold prior to the market close on the fifth market day after receipt of the premium. If your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit your initial premium payment within two market days after your information is both complete and in good order.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
11

Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Once we have received all necessary regulatory approvals (but not before), we may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). Please note, we will begin recapturing as soon as we receive all necessary approvals and will not provide advance notice.
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
12

More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
13

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
14

If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. Currently, we do not charge a transfer fee. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
15

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
16

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under an optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential
17

growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with certain investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
18

Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently, we are not charging for transfers.
19

Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
20

The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
VOYA INVESTORS TRUST	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2016 we received $223,234,178.31 for Transamerica Life Insurance Company and $15,423,182.55 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2016, TCI and its affiliates received payments that totaled approximately $2,700,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Allianzgi Distributors • American Century Investment Management, Inc. • American Century Investment Management, Inc. • American Funds • Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Columbia Threadneedle Investments • Fidelity Management & Research Company • Franklin Templeton Services, LLC • Goldman Sachs• Hartford• Invesco• Janus Capital Management LLC • Jennison Associates LLC • John Hancock• JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Lord Abbett & Co.• Manning & Napier Advisors• MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Natixis Global Asset Management• Neuberger Berman• New York Life/Mainstay Investments• Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc.
21

•  Prudential Investments• QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • Schroder Investment Management • Systematic Financial Management • TIAA• Thompson Siegel & Walmsley • The Vanguard Group, Inc. • Torray, LLC •  and Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500. Certain optional benefits have specific requirements regarding the order in which surrenders can be taken from investment options. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Surrenders in excess of the surrender charge free amount may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
22

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	Multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements;
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
23

•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
24

You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default annuitization is a variable payout option, then
25

annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
26

IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
27

•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit, Annual Step-Up or Return of Premium (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
28

Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time for new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the gross partial withdrawal * value of the current death proceeds immediately prior to the gross partial withdrawal) / policy value immediately prior to the gross withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
29

You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary
30

of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
31

In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed minimum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income
32

Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
33

Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2017, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,490,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of
34

the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
35

Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
36

Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
37

ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $40. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
•	The Liquidity Rider is not suitable for you if you are purchasing the policy for a long term investment.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
38

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
39

The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
40

In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next market day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those
41

dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider and the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
Cannot be elected if you have Retirement Income Max® or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Guaranteed Principal SolutionSM or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Retirement Income Max® orGuaranteed Principal SolutionSM riders.
42

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
43

Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Current Charge:
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect the Retirement Income Max®, Retirement Income Choice® 1.6 or the Transamerica Income Edge. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
44

•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back”, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
45

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make withdrawals under either “principal back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
46

Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of, what we call your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of, what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
47

•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
48

Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen
49

investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
50

Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Guaranteed Principal SolutionSM, Retirement Income Choice® 1.6 or Transamerica Income Edge riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your
51

withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
52

Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-185573 for TLIC and 333-185574 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
53

Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
54

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 for TLIC and 333-185574 for TFLIC).
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
55

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
56

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect the Guaranteed Principal SolutionSM or Retirement Income Max® riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
57

Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
58

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-185573 for TLIC and 333-185574 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2)your application must be received and your policy funded within the stated time period set forth in the applicable Rae Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
59

•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
60

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
61

Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
62

Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
63

Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 for TLIC and 333-185574 for TFLIC).
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
64

Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
65

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. The Nursing Care and Terminal Condition and the Unemployment Waivers are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max® and Retirement Income Choice® 1.6 riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive return of premium. The Unemployment Waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned.
Montana. The Unemployment Waiver is not available. Premium enhancement recapture does not include unemployment. The death benefit must be paid within 60 days and any interest due after 30 days.
New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death Distribution rider, Additional Death Distribution + rider and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider, the Unemployment Waiver and telephone transactions are not available. There is no excess interest adjustment. Premium enhancement recapture is not available with death or annuitization. The death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. The policy value is used upon annuitization. The annuity commencement date cannot be earlier than the first policy anniversary. The Retirement Income Max® Rider issue requirements for the annuitant are 58 - 85 for Single Life or 65 - 85 for Joint Life. Guaranteed Principal SolutionSM, Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. Restrictions on ownership change and assignments are not permitted.
North Dakota. Right to cancel period is 20 days.
66

Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's
67

consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available
68

investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulators actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
69

For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website
70

(https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Underlying Funds
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
The selling firms are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.5% of premium payments (additional amounts may be paid as overrides to wholesalers).
71

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell the policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and we or our affiliates may pay all or a portion of the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, We, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2016, TCI paid such fees to at least 61 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2016 TCI paid approximately $25,000,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
72

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
73

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus.  Please Note: We reserve the right to change investment choices in the future for new purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders. We will not change the PAM investment option for any existing policyholders of a Guaranteed Principal SolutionSM Rider owners.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio – Service Class 2	Fidelity ® VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*
TA Aegon Government Money Market - Service Class(2)	Transamerica Aegon Government Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation and current income.
74

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	Transamerica Asset Management Inc. & BlackRock Investment Inc.
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	Transamerica Asset Management Inc. & BlackRock Investment Inc.
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	Transamerica Asset Management Inc. & BlackRock Investment Inc.
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Equity Index - Service Class(3)	Transamerica International Equity Index VP - Service Class(3)	SSGA Funds Management, Inc.(3)
Investment Objective:
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class	Janus Capital Management LLC
Investment Objective: Capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
75

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA QS Investors Active Asset Allocation - Moderate - Service Class	TA QS Investors Active Asset Allocation - Moderate - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stock of primarily non-U.S. issuers.
TA U.S. Equity Index - Service Class(4)	Transamerica U.S. Equity Index VP - Service Class(4)	SSGA Funds Management, Inc.(4)
Investment Objective:
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
VOYA INVESTORS TRUST
Voya Global Perspectives - Class S	Voya Global Perspectives - Class S	Voya Investments, LLC
Investment Objective: Seeks total return.
Voya Large Cap Value - Class S	Voya Large Cap Value - Class S	Voya Investments, LLC
Investment Objective: Seeks long-term growth of capital and current income.
VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.
Voya Strategic Allocation Conservative - Class S	Voya Strategic Allocation Conservative - Class S	Voya Investments, LLC
Investment Objective: Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Moderate - Class S	Voya Strategic Allocation Moderate - Class S	Voya Investments, LLC
Investment Objective: Seeks to provide total return (i.e., income and capital growth, both realized and unrealized).
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective on or about May 1, 2017, Transamerica International Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
(4)	Effective on or about May 1, 2017, Transamerica U.S. Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the subadvisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
76

CLOSED INVESTMENT OPTIONS:
The following subaccounts were liquidated on December 23, 2015:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA Voya Intermediate Bond - Service Class	Transamerica Voya Intermediate Bond VP - Service Class	Voya Investments, LLC
Investment Objective: Maximize total return through income and capital appreciation.
TA Voya Large Cap Growth - Service Class	Transamerica Voya Large Cap Growth VP - Service Class	Voya Investments, LLC
Investment Objective: Long-term capital growth.
77

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	12/23/15 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B	√	√
AB Growth and Income Portfolio – Class B	√	√
American Funds - Asset Allocation FundSM - Class 2	√	√
American Funds - Growth FundSM - Class 2	√	√
American Funds - Growth-Income FundSM - Class 2	√	√
American Funds - International FundSM - Class 2	√	√
Fidelity ® VIP Balanced Portfolio - Service Class 2	√	√
Fidelity ® VIP Contrafund® Portfolio – Service Class 2	√	√
Fidelity ® VIP Mid Cap Portfolio – Service Class 2	√	√
Fidelity ® VIP Value Strategies Portfolio – Service Class 2	√	√
State Street Total Return V.I.S. Fund - Class 3	√	√
TA Aegon Government Money Market - Service Class	√	√	√	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√				√
TA Asset Allocation - Conservative - Service Class	√	√			√			√
TA Asset Allocation - Moderate - Service Class	√	√			√		√
TA Asset Allocation - Moderate Growth - Service Class	√	√			√	√
TA Barrow Hanley Dividend Focused - Service Class	√	√
TA BlackRock Equity Smart Beta 100 - Service Class	√	√
TA BlackRock Global Allocation - Service Class	√	√				√
TA BlackRock Smart Beta 50 - Service Class	√	√				√
TA BlackRock Smart Beta 75 - Service Class	√	√
TA BlackRock Tactical Allocation - Service Class(1)	√	√					√
TA Clarion Global Real Estate Securities - Service Class	√	√
TA International Equity Index - Service Class	√	√
TA JPMorgan Core Bond - Service Class	√	√						√
TA JPMorgan Enhanced Index - Service Class	√	√
TA JPMorgan Mid Cap Value - Service Class	√	√
TA Janus Mid-Cap Growth - Service Class	√	√
TA Jennison Growth - Service Class	√	√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√		√	√		√
TA MFS International Equity - Service Class	√	√
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(1)	√	√				√
78

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	12/23/15 and After	A	B	C
TA Morgan Stanley Capital Growth - Service Class	√	√
TA PIMCO Total Return - Service Class	√	√	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√		√	√		√
TA Small Mid Cap Value - Service Class	√	√
TA T. Rowe Price Small Cap - Service Class	√	√
TA Torray Concentrated Growth - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
TA U.S. Equity Index - Service Class	√	√
TA WMC US Growth - Service Class	√	√
Voya Global Perspectives - Class S	√	√
Voya Large Cap Value - Class S	√	√
Voya Strategic Allocation Conservative - Class S	√	√
Voya Strategic Allocation Moderate - Class S	√	√
Fixed Account			√	√	√			√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
79

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2016. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.109585 $11.211641 $10.700276 $10.000000	$11.351436 $11.109585 $11.211641 $10.700276	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.738505 $12.813021 $11.960652 $10.000000	$13.869339 $12.738505 $12.813021 $11.960652	6,866.873 6,424.944 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.375752 $11.479805 $11.145519 $10.000000	$12.164015 $11.375752 $11.479805 $11.145519	6,577.298 5,663.634 11,907.910 0.000	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.039953 $12.486969 $11.775513 $10.000000	$13.953462 $13.039953 $12.486969 $11.775513	3,818.213 1,730.216 1,587.796 363.553	578.696 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.731033 $12.840468 $11.876212 $10.000000	$13.875894 $12.731033 $12.840468 $11.876212	4,736.624 4,029.143 1,202.372 220.186	584.374 0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.948674 $10.662829 $11.208331 $10.000000	$10.066536 $9.948674 $10.662829 $11.208331	226.348 227.409 303.330 304.826	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.728514 $11.922483 $11.055665 $10.000000	$12.299288 $11.728514 $11.922483 $11.055665	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.819798 $13.024664 $11.900768 $10.000000	$13.538075 $12.819798 $13.024664 $11.900768	7,424.491 7,971.615 4,747.222 592.324	295.374 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.344767 $12.802693 $12.318322 $10.000000	$13.543837 $12.344767 $12.802693 $12.318322	3,826.817 4,022.973 4,025.953 436.161	0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.586377 $12.210010 $11.694967 $10.000000	$12.410653 $11.586377 $12.210010 $11.694967	924.075 0.000 0.000 0.000	0.000 0.000 0.000 0.000
80

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
State Street Total Return V.I.S. Fund - Class 3(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.553741 $10.935350 $10.638836 $10.000000	$10.952466 $10.553741 $10.935350 $10.638836	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.481595 $9.672635 $9.867524 $10.000000	$9.294840 $9.481595 $9.672635 $9.867524	534.563 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.530260 $9.739847 $9.515832 $10.000000	$9.355146 $9.530260 $9.739847 $9.515832	3,714.895 2,599.578 2,624.120 0.000	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.530260 $9.739847 $9.515832 $10.000000	$9.355146 $9.530260 $9.739847 $9.515832	7,418.147 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.491668 $9.999452	$9.900717 $9.491668	11,705.767 3,644.894	0.000 0.000
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2016 2015	$10.005840 $9.990853	$10.230430 $10.005840	3,882.503 0.000	0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2016 2015	$10.576565 $10.528068	$11.016039 $10.576565	1,578.649 1,986.965	497.726 0.000
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2016 2015	$10.231557 $10.199679	$10.556675 $10.231557	41,113.673 42,229.651	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.961213 $12.689079 $11.564972 $10.000000	$13.435746 $11.961213 $12.689079 $11.564972	1,757.274 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998361	$10.425324	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.277358 $10.615269 $10.653324 $10.000000	$10.533775 $10.277358 $10.615269 $10.653324	1,513.068 1,037.640 853.851 154.086	560.012 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998361	$10.110246	0.000	540.487
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998361	$10.179177	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.614233 $10.842138 $10.544197	$10.915298 $10.614233 $10.842138	22,060.698 22,426.368 13,741.737	0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.870653 $10.158628 $9.147694 $10.000000	$9.716300 $9.870653 $10.158628 $9.147694	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.139420 $11.995798 $12.270186 $10.000000	$10.667907 $11.139420 $11.995798 $12.270186	870.881 819.530 0.000 0.000	0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.673567 $13.472935 $12.519543 $10.000000	$14.110265 $14.673567 $13.472935 $12.519543	1,035.509 1,005.024 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2016	$9.634300	$9.699460	5,130.765	1,138.779
81

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.775071 $13.079512 $11.708139 $10.000000	$13.915519 $12.775071 $13.079512 $11.708139	822.822 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.436753 $13.072133 $11.597940 $10.000000	$13.931721 $12.436753 $13.072133 $11.597940	5,455.894 4,648.338 3,386.022 0.000	291.820 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.470428 $11.026198	$10.194933 $10.470428	21,584.546 11,306.601	1,778.196 1,239.049
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.303895 $10.701436 $10.442550 $10.000000	$10.479462 $10.303895 $10.701436 $10.442550	60,117.537 55,187.371 15,615.370 7,279.588	260.331 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.237170 $10.516279 $10.194356 $10.000000	$10.443991 $10.237170 $10.516279 $10.194356	23,238.058 11,492.366 815.618 823.282	0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.527299 $11.131179 $10.922306 $10.000000	$10.801234 $10.527299 $11.131179 $10.922306	15,471.686 13,691.621 8,488.078 3,027.932	21,831.589 22,230.640 22,601.082 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.031546 $10.259096 $11.065013 $10.000000	$9.820312 $10.031546 $10.259096 $11.065013	1,251.438 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.387895 $14.085816 $13.584149 $10.000000	$14.706446 $15.387895 $14.085816 $13.584149	6,318.014 6,609.861 2,054.257 0.000	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.532978 $9.727651	$9.575956 $9.532978	17,082.227 2,848.335	886.871 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2016 2015	$9.900223 $10.626553	$9.916596 $9.900223	35,228.770 34,628.474	0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.873751 $12.454065 $12.108297 $10.000000	$14.060907 $11.873751 $12.454065 $12.108297	5,833.609 5,106.327 3,424.076 0.000	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.372482 $13.354847 $12.823910 $10.000000	$14.550591 $13.372482 $13.354847 $12.823910	9,276.945 8,411.848 4,065.451 212.280	0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.290874 $12.773695 $11.874312 $10.000000	$12.828480 $12.290874 $12.773695 $11.874312	1,452.419 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.290106 $10.389993 $11.202665 $10.000000	$10.164157 $10.290106 $10.389993 $11.202665	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.527175 $12.944696 $11.915368 $10.000000	$13.596977 $13.527175 $12.944696 $11.915368	0.000 3,493.100 3,536.420 450.670	0.000 0.000 0.000 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2016 2015	$9.150042 $10.025822	$9.543355 $9.150042	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2016 2015	$9.226752 $10.094652	$10.258396 $9.226752	0.000 0.000	0.000 0.000
82

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2016 2015	$9.551545 $10.024724	$9.861563 $9.551545	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2016 2015	$9.452287 $10.052041	$9.837219 $9.452287	0.000 0.000	0.000 0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.364376 $11.371714 $10.761224 $10.000000	$11.710586 $11.364376 $11.371714 $10.761224	64,510.196 64,263.104 37,128.764 14,995.732	0.000 0.000 2,670.490 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.030577 $12.995901 $12.028720 $10.000000	$14.308066 $13.030577 $12.995901 $12.028720	138,862.092 123,470.356 92,791.945 35,314.073	31,632.581 27,453.233 24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.636649 $11.643706 $11.208984 $10.000000	$12.548874 $11.636649 $11.643706 $11.208984	525,236.696 368,263.063 293,609.932 138,211.893	11,607.906 7,769.297 4.304 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.338973 $12.665223 $11.842546 $10.000000	$14.394875 $13.338973 $12.665223 $11.842546	392,092.064 294,898.100 186,803.477 71,129.439	20,793.088 14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.022990 $13.023761 $11.943820 $10.000000	$14.314879 $13.022990 $13.023761 $11.943820	420,329.522 357,581.284 170,921.732 52,765.149	11,397.795 20,740.198 19,939.072 17,557.157
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.176872 $10.815068 $11.272124 $10.000000	$10.385062 $10.176872 $10.815068 $11.272124	208,072.831 163,772.248 114,327.791 16,463.971	15,365.966 10,557.027 10,509.620 8,788.363
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.997477 $12.092692 $11.118629 $10.000000	$12.688411 $11.997477 $12.092692 $11.118629	255,057.177 211,502.968 101,808.240 18,532.916	31,955.280 24,303.503 5,420.067 1,571.840
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.113758 $13.210576 $11.968514 $10.000000	$13.966380 $13.113758 $13.210576 $11.968514	492,381.196 426,751.229 311,539.859 100,871.307	56,078.329 41,522.119 28,934.053 12,693.008
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.627883 $12.985456 $12.388426 $10.000000	$13.972369 $12.627883 $12.985456 $12.388426	177,601.004 163,561.017 105,849.851 32,322.823	24,973.518 25,288.670 9,551.853 4,479.211
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.852103 $12.384321 $11.761540 $10.000000	$12.803346 $11.852103 $12.384321 $11.761540	124,980.079 112,986.456 71,885.942 35,644.269	5,749.821 11,039.005 4,860.226 7,281.608
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.795776 $11.091476 $10.699427 $10.000000	$11.299003 $10.795776 $11.091476 $10.699427	50,166.062 28,308.074 9,930.760 6,653.874	2,431.667 2,379.108 778.524 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.699074 $9.810770 $9.923751 $10.000000	$9.588969 $9.699074 $9.810770 $9.923751	2,456,952.601 2,010,638.975 1,443,548.814 899,801.995	515,389.143 1,727,056.057 2,879,830.881 145,828.155
83

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748859 $9.878951 $9.570072 $10.000000	$9.651190 $9.748859 $9.878951 $9.570072	1,335,371.499 697,521.847 609,174.753 520,275.110	192,665.510 120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748859 $9.878951 $9.570072 $10.000000	$9.651190 $9.748859 $9.878951 $9.570072	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.545989 $9.999685	$10.042113 $9.545989	4,928,074.845 1,413,126.571	473,940.331 96,829.920
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.235360 $10.217888	$10.554151 $10.235360	3,349,856.936 2,984,921.195	248,346.991 177,112.121
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.819148 $10.767281	$11.364591 $10.819148	9,047,990.197 7,018,551.500	572,781.176 477,975.276
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.466234 $10.431441	$10.890701 $10.466234	20,600,851.837 19,562,323.435	1,314,864.912 1,229,185.209
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.235510 $12.870208 $11.630812 $10.000000	$13.860798 $12.235510 $12.870208 $11.630812	138,897.838 61,960.156 25,626.680 7,256.513	31,173.160 22,459.264 15,934.879 4,780.753
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.999057	$10.494991	43,869.130	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.513098 $10.766844 $10.714003 $10.000000	$10.867088 $10.513098 $10.766844 $10.714003	3,129,968.395 810,460.597 108,638.151 32,497.068	249,427.097 61,131.146 19,450.547 13,264.757
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.999057	$10.177835	388,732.490	3,180.765
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.999057	$10.247219	180,001.729	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.857672 $10.996952 $10.633686	$11.260647 $10.857672 $10.996952	7,742,824.084 6,200,833.238 4,320,865.703	850,758.710 640,436.437 431,236.557
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.097049 $10.303687 $9.199845 $10.000000	$10.023696 $10.097049 $10.303687 $9.199845	112,403.836 89,543.938 41,164.836 12,860.930	23,432.152 22,376.797 21,172.153 2,560.342
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.394925 $12.167048 $12.340009 $10.000000	$11.005500 $11.394925 $12.167048 $12.340009	121,166.295 98,052.610 64,211.374 28,463.664	8,956.409 9,836.012 7,724.044 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.010012 $13.665247 $12.590808 $10.000000	$14.556655 $15.010012 $13.665247 $12.590808	160,609.751 140,885.905 81,827.659 51,653.070	12,488.118 7,744.916 3,126.294 0.000
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.935699	$10.006379	1,682,104.879	186,538.031
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.067996 $13.266196 $11.774789 $10.000000	$14.355718 $13.067996 $13.266196 $11.774789	105,740.003 70,126.307 40,675.593 20,179.528	4,432.723 2,807.748 663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.721939 $13.258726 $11.663974 $10.000000	$14.372441 $12.721939 $13.258726 $11.663974	145,199.336 88,619.657 60,493.765 31,965.230	22,528.118 14,411.224 6,344.237 6,129.223
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May1, 2015	2016 2015	$10.710585 $11.215179	$10.517546 $10.710585	12,807,077.887 11,210,930.239	746,852.539 757,872.315
84

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.540233 $10.854242 $10.502044 $10.000000	$10.811064 $10.540233 $10.854242 $10.502044	44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935	3,206,106.038 2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.471975 $10.666439 $10.252434 $10.000000	$10.774463 $10.471975 $10.666439 $10.252434	4,450,403.887 3,706,354.630 2,724,971.946 875,220.175	491,911.299 379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.768739 $11.290100 $10.984499 $10.000000	$11.142987 $10.768739 $11.290100 $10.984499	15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904	4,405,868.528 3,221,577.455 1,422,137.997 312,077.531
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.261621 $10.405556 $11.127981 $10.000000	$10.131037 $10.261621 $10.405556 $11.127981	155,959.303 140,136.619 66,623.112 22,301.612	27,841.382 11,797.477 10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.740648 $14.286806 $13.661415 $10.000000	$15.171617 $15.740648 $14.286806 $13.661415	100,597.238 52,384.127 37,151.629 17,726.290	8,250.140 5,912.973 3,776.684 1,728.342
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.706968 $10.402812 $10.221398 $10.000000	$9.789562 $9.706968 $10.402812 $10.221398	41,236.934 32,355.653 11,466.650 2,592.569	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.751636 $9.894404	$9.878967 $9.751636	3,603,596.701 2,789,151.344	345,262.575 219,903.010
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.127307 $10.808679	$10.230394 $10.127307	9,953,491.562 10,469,253.134	679,650.913 688,579.617
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.146057 $12.631853 $12.177203 $10.000000	$14.505763 $12.146057 $12.631853 $12.177203	106,399.063 76,068.916 54,971.042 18,193.980	24,655.707 8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.679092 $13.545434 $12.896853 $10.000000	$15.010885 $13.679092 $13.545434 $12.896853	222,570.486 152,938.437 89,796.826 36,367.237	29,151.814 16,964.161 12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.572718 $12.956027 $11.941909 $10.000000	$13.234335 $12.572718 $12.956027 $11.941909	32,624.463 29,094.605 18,934.105 5,936.209	8,153.055 4,622.312 4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.526120 $10.538329 $11.266414 $10.000000	$10.485763 $10.526120 $10.538329 $11.266414	100,459.052 84,451.892 68,345.199 20,897.827	10,284.983 9,422.672 7,872.892 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.837347 $13.129488 $11.983201 $10.000000	$14.027132 $13.837347 $13.129488 $11.983201	99,262.203 37,981.151 21,928.432 2,268.861	12,491.758 5,988.011 2,404.406 704.213
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.202452 $10.026055	$9.679680 $9.202452	1,665.469 1,633.030	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.279593 $10.094885	$10.404934 $9.279593	96.682 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.606231 $10.024957	$10.002417 $9.606231	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.506409 $10.052274	$9.977750 $9.506409	0.000 0.000	0.000 0.000
85

C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.139271 $11.230363 $10.707426 $10.000000	$11.393112 $11.139271 $11.230363 $10.707426	65.214 64.277 811.084 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.772544 $12.834412 $11.968644 $10.000000	$13.920262 $12.772544 $12.834412 $11.968644	22,176.585 13,887.680 14,624.499 2,369.962	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.406154 $11.498985 $11.152965 $10.000000	$12.208686 $11.406154 $11.498985 $11.152965	31,869.565 13,110.016 8,375.065 1,466.780	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.074793 $12.507820 $11.783374 $10.000000	$14.004679 $13.074793 $12.507820 $11.783374	23,099.573 22,991.594 12,226.155 4,230.107	0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.765060 $12.861910 $11.884149 $10.000000	$13.926839 $12.765060 $12.861910 $11.884149	24,888.227 54,230.459 11,316.328 4,909.629	0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.975250 $10.680630 $11.215808 $10.000000	$10.103487 $9.975250 $10.680630 $11.215808	61,724.332 56,199.076 51,256.929 1,229.873	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.759851 $11.942380 $11.063047 $10.000000	$12.344444 $11.759851 $11.942380 $11.063047	48,464.130 36,914.394 14,364.577 1,997.869	0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.854041 $13.046409 $11.908722 $10.000000	$13.587771 $12.854041 $13.046409 $11.908722	20,147.049 20,848.664 14,462.604 1,992.978	0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.377761 $12.824063 $12.326543 $10.000000	$13.593573 $12.377761 $12.824063 $12.326543	21,374.080 3,557.511 5,679.638 2,736.118	0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.617339 $12.230390 $11.702776 $10.000000	$12.456220 $11.617339 $12.230390 $11.702776	15,789.843 16,984.649 9,025.567 886.819	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.581922 $10.953594 $10.645948 $10.000000	$10.992667 $10.581922 $10.953594 $10.645948	7,588.397 2,958.721 4,220.287 550.217	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.506929 $9.688788 $9.874119 $10.000000	$9.328962 $9.506929 $9.688788 $9.874119	16,225.984 144,783.598 15,380.422 5,573.634	0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.555726 $9.756112 $9.522193 $10.000000	$9.389497 $9.555726 $9.756112 $9.522193	29,344.458 9,279.552 6,050.282 2,022.228	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.555726 $9.756112 $9.522193 $10.000000	$9.389497 $9.555726 $9.756112 $9.522193	7,342.455 21,495.267 0.000 0.000	0.000 0.000 0.000 0.000
86

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.498051 $9.999480	$9.917245 $9.498051	59,336.296 4,255.608	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.032590 $10.017316	$10.267999 $10.032590	18,591.073 17,918.589	0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.604829 $10.555941	$11.056483 $10.604829	415,923.412 328,686.896	9,250.590 10,482.944
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 205	$10.258913 $10.226698	$10.595439 $10.258913	237,748.293 221,914.899	669.141 1,727.549
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.993179 $12.710268 $11.572700 $10.000000	$13.485080 $11.993179 $12.710268 $11.572700	49,913.703 77,072.382 60,730.462 2,624.079	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.433489	1,293.016	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.304844 $10.633000 $10.660455 $10.000000	$10.572469 $10.304844 $10.633000 $10.660455	29,862.884 19,659.610 21,409.004 11,363.560	0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.118180	2,915.905	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.187153	5,135.445	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2016 2015 2014	$10.642594 $10.860255 $10.554697	$10.955354 $10.642594 $10.860255	78,983.422 60,781.056 43,907.891	8,862.451 9,076.293 9,284.186
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.897032 $10.175588 $9.153815 $10.000000	$9.751973 $9.897032 $10.175588 $9.153815	7,248.894 7,355.846 3,859.222 204.168	628.050 628.126 628.202 628.281
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.169203 $12.015839 $12.278394 $10.000000	$10.707096 $11.169203 $12.015839 $12.278394	2,036.373 10,483.945 9,494.094 3,585.144	0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.712773 $13.495430 $12.527909 $10.000000	$14.162075 $14.712773 $13.495430 $12.527909	11,541.849 11,886.641 8,448.449 846.776	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.669279	$9.735073	14,549.395	2,365.589
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.809199 $13.101339 $11.715964 $10.000000	$13.966599 $12.809199 $13.101339 $11.715964	72,049.553 2,150.606 7,601.914 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.469993 $13.093960 $11.605686 $10.000000	$13.982875 $12.469993 $13.093960 $11.605686	17,391.410 28,333.408 15,708.208 3,547.942	525.443 525.507 525.570 525.635
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.498420 $11.048276	$10.232375 $10.498420	136,166.917 115,317.084	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331440 $10.719311 $10.449534 $10.000000	$10.517948 $10.331440 $10.719311 $10.449534	115,510.004 132,776.958 134,939.596 66,841.118	765.794 770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.264536 $10.533842 $10.201181 $10.000000	$10.482347 $10.264536 $10.533842 $10.201181	10,782.479 12,276.695 11,369.144 3,755.106	0.000 0.000 0.000 0.000
87

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.555422 $11.149760 $10.929605 $10.000000	$10.840879 $10.555422 $11.149760 $10.929605	54,429.895 154,862.404 322,858.268 282,854.970	0.000 1,621.142 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.058348 $10.276225 $11.072399 $10.000000	$9.856364 $10.058348 $10.276225 $11.072399	59,282.425 76,411.278 53,613.106 2,797.604	2,214.417 2,214.685 2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.429000 $14.109322 $13.593218 $10.000000	$14.760433 $15.429000 $14.109322 $13.593218	11,395.656 10,874.295 9,517.292 1,952.504	500.149 500.209 500.269 500.331
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.558465 $9.747132	$9.611129 $9.558465	139,061.994 185,477.046	1,201.061 1,201.207
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.926665 $10.647813	$9.952995 $9.926665	35,735.642 37,220.373	0.000 0.000
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.905464 $12.474849 $12.116373 $10.000000	$14.112515 $11.905464 $12.474849 $12.116373	4,517.108 5,021.213 8,091.209 2,146.864	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.408199 $13.377124 $12.832468 $10.000000	$14.603993 $13.408199 $13.377124 $12.832468	22,327.009 17,139.038 12,381.004 2,921.469	501.201 501.262 501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.323705 $12.795018 $11.882254 $10.000000	$12.875567 $12.323705 $12.795018 $11.882254	34,287.345 2,116.624 871.220 0.000	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.317588 $10.407336 $11.210143 $10.000000	$10.201465 $10.317588 $10.407336 $11.210143	965.898 51,701.581 50,593.389 935.393	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.563320 $12.966311 $11.923333 $10.000000	$13.646902 $13.563320 $12.966311 $11.923333	1,940.648 44,400.705 48,163.289 0.000	0.000 0.000 0.000 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.156190 $10.025850	$9.559282 $9.156190	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.232955 $10.094679	$10.275527 $9.232955	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.557964 $10.024752	$9.878020 $9.557964	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.458642 $10.052069	$9.853653 $9.458642	0.000 0.000	0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243720 $11.296085 $10.732499 $10.000000	$11.540175 $11.243720 $11.296085 $10.732499	2,741.431 12,807.200 5,553.633 2,156.303	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.892265 $12.909499 $11.996639 $10.000000	$14.099849 $12.892265 $12.909499 $11.996639	22,548.836 14,252.584 7,935.036 4,707.190	0.000 0.000 0.000 0.000
88

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.513188 $11.566317 $11.179081 $10.000000	$12.366315 $11.513188 $11.566317 $11.179081	168,926.868 137,520.798 89,492.556 52,330.532	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.197463 $12.581044 $11.810950 $10.000000	$14.185476 $13.197463 $12.581044 $11.810950	51,111.871 63,421.328 29,999.823 9,822.023	289.216 294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.884838 $12.937215 $11.911959 $10.000000	$14.106650 $12.884838 $12.937215 $11.911959	75,598.188 56,946.575 43,576.593 17,099.440	287.440 289.454 291.339 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.068886 $10.743192 $11.242065 $10.000000	$10.233969 $10.068886 $10.743192 $11.242065	49,936.372 51,991.508 17,623.802 6,137.813	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.870091 $12.012257 $11.088942 $10.000000	$12.503722 $11.870091 $12.012257 $11.088942	87,329.922 97,150.074 45,266.437 6,173.877	308.532 310.695 312.718 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.974545 $13.122735 $11.936588 $10.000000	$13.763096 $12.974545 $13.122735 $11.936588	73,112.039 52,470.617 15,545.543 4,030.545	1,011.318 1,132.759 758.999 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.493814 $12.899104 $12.355386 $10.000000	$13.768988 $12.493814 $12.899104 $12.355386	16,577.710 21,509.127 7,244.043 3,171.412	325.610 385.102 385.162 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.726267 $12.301966 $11.730167 $10.000000	$12.616969 $11.726267 $12.301966 $11.730167	23,909.182 10,415.388 4,087.661 1,989.725	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.681140 $11.017704 $10.670871 $10.000000	$11.134549 $10.681140 $11.017704 $10.670871	2,020.197 2,414.591 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.596085 $9.745501 $9.897251 $10.000000	$9.449371 $9.596085 $9.745501 $9.897251	179,50.093 267,977.491 177,829.583 57,870.277	70,911.698 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.645334 $9.813221 $9.544504 $10.000000	$9.510672 $9.645334 $9.813221 $9.544504	56,371.016 54,507.681 21,000.087 4,015.540	585.419 660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.645334 $9.813221 $9.544504 $10.000000	$9.510672 $9.645334 $9.813221 $9.544504	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.520377 $9.999575	$9.975299 $9.520377	64,295.601 13,296.823	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.126669 $10.110379	$10.400509 $10.126669	176,370.578 169,174.858	1,129.945 3,139.988
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.704255 $10.653991	$11.199156 $10.704255	158,958.680 131,727.992	35,210.815 35,832.760
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.355097 $10.321689	$10.732155 $10.355097	433,109.054 457,959.874	3,569.883 4,088.988
89

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.105616 $12.784634 $11.599780 $10.000000	$13.659064 $12.105616 $12.784634 $11.599780	15,159.692 50,522.740 9,753.405 1,392.000	669.243 777.331 777.453 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.462139	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.401473 $10.695234 $10.685410 $10.000000	$10.708906 $10.401473 $10.695234 $10.685410	134,567.914 76,694.189 43,812.597 5,265.608	1,987.534 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.145964	67,475.295	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.215127	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.742386 $10.923812 $10.591478	$11.096738 $10.742386 $10.923812	170,766.879 145,456.744 109,425.734	7,984.069 8,445.328 6,677.203
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.989838 $10.235148 $9.175268 $10.000000	$9.877808 $9.989838 $10.235148 $9.175268	15,595.888 20,495.349 16,043.348 2,015.854	979.249 1,193.880 1,216.213 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.273923 $12.086135 $12.307103 $10.000000	$10.845268 $11.273923 $12.086135 $12.307103	6,109.114 5,627.325 3,678.608 329.927	189.288 178.016 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.850690 $13.574386 $12.557212 $10.000000	$14.344791 $14.850690 $13.574386 $12.557212	14,929.452 5,671.512 552.452 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.792661	$9.860706	99,726.426	8,694.268
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.929273 $13.177987 $11.743375 $10.000000	$14.146793 $12.929273 $13.177987 $11.743375	9,342.680 10,064.606 9,530.887 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.586881 $13.170557 $11.632849 $10.000000	$14.163268 $12.586881 $13.170557 $11.632849	43,903.665 23,323.909 7,403.883 156.987	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.596853 $11.125828	$10.364433 $10.596853	214,027.261 218,299.567	6,530.695 4,858.697
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428317 $10.782050 $10.474011 $10.000000	$10.653678 $10.428317 $10.782050 $10.474011	910,891.536 949,981.197 756,398.166 324,141.525	18,240.221 14,994.955 6,004.898 967.149
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.360784 $10.595495 $10.225070 $10.000000	$10.617622 $10.360784 $10.595495 $10.225070	229,174.584 205,998.456 161,988.229 37,130.072	1,752.968 3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.654401 $11.215008 $10.955190 $10.000000	$10.980787 $10.654401 $11.215008 $10.955190	623,328.688 584,338.294 355,693.450 110,614.547	7,048.273 799.486 149,063.309 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.152656 $10.336362 $11.098302 $10.000000	$9.983555 $10.152656 $10.336362 $11.098302	18,297.854 23,280.131 6,939.289 903.481	0.000 0.000 0.000 0.000
90

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.573594 $14.191846 $13.625003 $10.000000	$14.950833 $15.573594 $14.191846 $13.625003	10,211.334 5,984.069 393.752 0.000	0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date	2016 2015 2014 2013	$9.623585 $10.354805 $10.215014 $10.000000	$9.666834 $9.623585 $10.354805 $10.215014	8,399.518 11,223.868 5,964.134 0.000	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.648092 $9.815559	$9.735160 $9.648092	179,133.609 334,930.695	12,598.937 13,904.078
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.019770 $10.722560	$10.081462 $10.019770	181,160.733 203,350.620	949.986 958.015
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.017108 $12.547857 $12.144720 $10.000000	$14.294641 $12.017108 $12.547857 $12.144720	23,135.367 8,966.611 4,027.812 2,464.500	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.533883 $13.455383 $12.862470 $10.000000	$14.792423 $13.533883 $13.455383 $12.862470	33,204.216 34,626.149 4,739.599 2,044.119	0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.439251 $12.869880 $11.910049 $10.000000	$13.041728 $12.439251 $12.869880 $11.910049	257.730 378.394 193.601 198.556	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.414353 $10.468245 $11.236370 $10.000000	$10.333137 $10.414353 $10.468245 $11.236370	4,974.538 4,396.490 4,225.344 417.455	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.690475 $13.042186 $11.951240 $10.000000	$13.822992 $13.690475 $13.042186 $11.951240	9,902.225 18,278.127 813.825 814.652	0.000 0.000 0.000 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.177753 $10.025946	$9.615312 $9.177753	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.254688 $10.094775	$10.335742 $9.254688	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.580462 $10.024848	$9.935922 $9.580462	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.480913 $10.052165	$9.911414 $9.480913	0.000 0.000	0.000 0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.154150 $11.239736 $10.711007 $10.000000	$11.414028 $11.154150 $11.239736 $10.711007	36,296.988 38,774.667 32,982.190 23,950.748	2,681.622 4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.789581 $12.845122 $11.972638 $10.000000	$13.945752 $12.789581 $12.845122 $11.972638	152,267.824 160,443.699 151,531.231 30,535.530	48,460.093 45,730.028 48,509.167 19,817.027
91

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.421386 $11.508571 $11.156691 $10.000000	$12.231100 $11.421386 $11.508571 $11.156691	590,660.929 557,101.706 467,645.277 124,246.861	5,975.301 9,451.664 5,922.102 4,991.738
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.092247 $12.518255 $11.787317 $10.000000	$14.030392 $13.092247 $12.518255 $11.787317	444,935.154 368,223.744 199,745.633 61,268.689	75,560.671 69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.782103 $12.872635 $11.888121 $10.000000	$13.952421 $12.782103 $12.872635 $11.888121	693,870.342 646,618.326 456,920.276 130,249.623	23,405.783 19,840.651 14,488.554 8,566.638
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.988567 $10.689533 $11.219555 $10.000000	$10.122025 $9.988567 $10.689533 $11.219555	296,832.160 280,693.682 169,039.393 32,094.277	80,498.891 79,056.314 75,437.299 8,491.946
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.775555 $11.952351 $11.066747 $10.000000	$12.367062 $11.775555 $11.952351 $11.066747	206,713.838 191,456.929 147,271.196 25,153.215	9,318.948 10,357.981 13,453.705 1,847.106
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.871210 $13.057295 $11.912701 $10.000000	$13.612683 $12.871210 $13.057295 $11.912701	537,849.388 523,199.437 304,049.444 81,347.031	93,387.443 94,588.123 87,394.017 25,699.180
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.394293 $12.834781 $12.330676 $10.000000	$13.618496 $12.394293 $12.834781 $12.330676	257,223.618 219,097.441 206,195.744 83,753.785	49,173.722 44,531.236 34,411.038 13,532.459
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.632854 $12.240598 $11.706687 $10.000000	$12.479053 $11.632854 $12.240598 $11.706687	180,780.575 178,766.989 123,245.933 49,713.463	18,914.206 13,016.198 8,908.250 5,504.695
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.596048 $10.962738 $10.649503 $10.000000	$11.012849 $10.596048 $10.962738 $10.649503	33,736.458 39,974.074 37,745.862 9,092.358	908.425 952.221 960.284 732.635
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.519630 $9.696876 $9.877422 $10.000000	$9.346067 $9.519630 $9.696876 $9.877422	518,229.971 333,425.732 479,584.358 398,611.180	115,811.529 29,952.964 24,837.700 95,562.423
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	411,332.623 351,939.959 416,100.039 152,068.066	16,149.363 12,871.488 50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	337,464.720 323,564.669 45,378.206 0.000	478,652.537 375,370.469 56,762.344 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.501238 $9.999493	$9.925511 $9.501238	438,505.663 103,968.948	76,511.841 43,301.801
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.045997 $10.030577	$10.286836 $10.045997	556,190.158 539,950.936	61,821.930 63,812.675
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.618972 $10.569889	$11.076736 $10.618972	2,824,898.682 2,978,798.721	370,632.160 395,239.177
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.272607 $10.240223	$10.614849 $10.272607	4,212,692.245 4,537,222.835	414,106.794 414,447.113
92

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.009190 $12.720876 $11.576563 $10.000000	$13.509790 $12.009190 $12.720876 $11.576563	158,113.687 173,919.348 100,807.294 34,318.997	21,766.591 23,186.239 23,603.245 6,453.372
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.437566	13,790.532	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318589 $10.641864 $10.664010 $10.000000	$10.591830 $10.318589 $10.641864 $10.664010	893,420.819 641,333.221 414,574.278 152,124.030	181,332.847 161,307.416 173,629.067 27,743.504
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.122115	29,792.686	16,935.535
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.191125	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.656801 $10.869310 $10.559938	$10.975426 $10.656801 $10.869310	1,610,649.691 1,644,846.465 1,484,483.311	165,703.256 177,324.025 132,269.972
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.910229 $10.184071 $9.156876 $10.000000	$9.769816 $9.910229 $10.184071 $9.156876	172,181.624 180,201.055 131,337.396 41,240.898	86,212.350 89,396.367 88,911.436 16,648.378
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.184105 $12.025854 $12.282490 $10.000000	$10.726709 $11.184105 $12.025854 $12.282490	60,150.171 71,423.580 50,751.746 25,495.762	33,033.523 34,653.585 34,595.793 10,760.839
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.732426 $13.506693 $12.532091 $10.000000	$14.188028 $14.732426 $13.506693 $12.532091	172,965.403 138,703.909 63,988.103 29,068.706	5,104.702 5,774.351 7,161.315 224.468
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.686786	$9.752899	404,410.283	56,679.803
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.826282 $13.112257 $11.719868 $10.000000	$13.992167 $12.826282 $13.112257 $11.719868	133,310.241 122,790.919 119,833.474 106,018.564	45,278.170 62,335.484 80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.486620 $13.104874 $11.609569 $10.000000	$14.008471 $12.486620 $13.104874 $11.609569	299,110.256 273,711.033 191,132.350 64,552.937	84,952.190 66,706.739 69,780.272 10,257.532
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.512445 $11.059341	$10.251137 $10.512445	1,907,085.697 1,734,729.547	159,838.955 203,611.401
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345237 $10.728264 $10.453037 $10.000000	$10.537220 $10.345237 $10.728264 $10.453037	5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711	648,392.356 736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.278238 $10.542635 $10.204584 $10.000000	$10.501545 $10.278238 $10.542635 $10.204584	573,813.629 595,022.369 456,655.384 140,874.387	70,424.600 73,851.263 50,359.526 20,431.164
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.569519 $11.159064 $10.933258 $10.000000	$10.860752 $10.569519 $11.159064 $10.933258	3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721	765,687.520 796,806.671 951,079.397 450,363.944
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.071777 $10.284791 $11.076094 $10.000000	$9.874429 $10.071777 $10.284791 $11.076094	201,358.961 225,639.976 133,864.494 55,617.989	20,589.681 21,136.268 17,333.970 6,627.013
93

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.449590 $14.121087 $13.597759 $10.000000	$14.787467 $15.449590 $14.121087 $13.597759	43,795.921 53,733.185 32,194.273 9,347.744	7,264.446 7,749.636 6,489.707 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.571222 $9.756885	$9.628744 $9.571222	877,052.902 855,911.939	179,600.327 150,519.160
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.939946 $10.658477	$9.971254 $9.939946	1,822,392.721 1,928,301.761	225,645.497 230,832.097
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.921370 $12.485262 $12.120421 $10.000000	$14.138380 $11.921370 $12.485262 $12.120421	174,257.031 133,590.169 93,338.730 36,267.066	37,363.813 34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.426091 $13.388277 $12.836738 $10.000000	$14.630748 $13.426091 $13.388277 $12.836738	251,818.788 244,212.580 209,993.651 76,374.754	63,848.804 57,911.681 57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.340155 $12.805686 $11.886217 $10.000000	$12.899171 $12.340155 $12.805686 $11.886217	41,464.006 49,820.000 29,753.079 17,600.467	18,471.343 18,286.272 21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331375 $10.416026 $11.213892 $10.000000	$10.220167 $10.331375 $10.416026 $11.213892	76,417.141 71,351.315 56,231.083 10,364.029	23,633.717 24,793.661 27,907.096 10,715.341
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.581429 $12.977138 $11.927318 $10.000000	$13.671914 $13.581429 $12.977138 $11.927318	97,923.113 108,445.891 71,042.619 35,679.078	19,004.724 17,288.377 18,539.715 8,665.049
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.159266 $10.025863	$9.567269 $9.159266	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.236054 $10.094693	$10.284108 $9.236054	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.561181 $10.024765	$9.886292 $9.561181	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.461824 $10.052083	$9.861893 $9.461824	0.000 0.000	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	30,280.470 35,106.933 9,290.371 3,341.657	916.926 916.991 917.060 316.418
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.909472 $12.920273 $12.000655 $10.000000	$14.125713 $12.909472 $12.920273 $12.000655	50,654.867 55,108.672 42,593.715 21,856.165	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	256,528.386 129,429.028 95,272.296 40,691.480	2,412.170 891.519 891.586 306,167
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	111,703.967 102,363.806 59,543.877 28,219.573	843.916 843.975 844.039 292.644
94

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	167,258.437 180,983.619 140,755.081 79,993.089	3,396.859 1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.082239 $10.752102 $11.245813 $10.000000	$10.252663 $10.082239 $10.752102 $11.245813	93,863.642 62,230.205 43,496.061 24,943.959	893.454 893.517 893.584 306.855
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	111,343.243 106,706.324 126,709.755 98,079.100	51.506 1,332.808 43.027 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.991871 $13.133689 $11.940572 $10.000000	$13.788364 $12.991871 $13.133689 $11.940572	76,826.234 73,398.074 33,327.644 10,840.127	4,554.938 8,405.314 3,996.322 874.845
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.510483 $12.909862 $12.359513 $10.000000	$13.794257 $12.510483 $12.909862 $12.359513	72,320.811 79,593.785 58,450.028 35,108.203	4,364.502 6,303.126 2,230.758 565.913
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.741933 $12.312232 $11.734088 $10.000000	$12.64018 $11.741933 $12.312232 $11.734088	15,256.906 16,383.539 7,080.418 2,394.411	2,678.119 2,641.685 2,184.583 592.605
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.695419 $11.026900 $10.674440 $10.000000	$11.154969 $10.695419 $11.026900 $10.674440	4,921.799 3,420.804 2,728.542 14.971	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	626,376.121 707,102.360 484,704.900 384,089.323	37,098.281 69,487.436 177,092.938 20,842.924
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	301,656.634 267,110.460 229,240.493 118,019.127	8,061.509 222,803.237 3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	1,538,083.138 312,767.949	41,719.140 29,954.489
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.140218 $10.123783	$10.419628 $10.140218	1,094,806.862 1,159,925.012	25,948.682 77,128.335
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.718558 $10.668096	$11.219717 $10.718558	4,335,761.945 4,571,391.860	226,066.033 228,939.774
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.368927 $10.335349	$10.751867 $10.368927	7,579,996.726 7,996,618.555	440,299.391 390,159.713
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	100,809.586 102,379.804 24,158.172 3,449.318	2,091.537 4,816.818 4,238.242 1,452.199
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	2,206.028	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	642,459.808 271,892.069 107,725.203 83,325.946	16,879.171 9,834.841 5,868.073 4,642.464
95

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	121,401.258	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2016 2015 2014	$10.756731 $10.932929 $10.596743	$11.117111 $10.756731 $10.932929	2,625,133.628 2,567,035.293 2,300,269.186	146,573.925 140,032.535 86,264.053
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	41,809.349 40,772.499 28,645.858 15,048.486	13,702.573 13,181.159 3,004.891 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	26,356.163 23,615.654 16,288.672 3,643.075	2,245.743 1,273.012 1,181.460 2,596.771
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.870510 $13.585709 $12.561405 $10.000000	$14.371129 $14.870510 $13.585709 $12.561405	37,002.240 18,106.338 10,443.257 6,832.618	4,692.741 4,493.731 3,834.095 3,834.403
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.810440	$9.878813	388,177.948	15,079.019
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.946539 $13.188990 $11.747303 $10.000000	$14.172754 $12.946539 $13.188990 $11.747303	20,762.439 18,990.152 14,794.869 9,473.375	2,873.329 205.933 218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.603680 $13.181537 $11.636728 $10.000000	$14.189258 $12.603680 $13.181537 $11.636728	47,384.756 48,363.104 13,718.975 8,222.901	1,318.761 549.767 41.054 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.611010 $11.136967	$10.383466 $10.611010	3,482,149.355 3,721,268.972	211,333.233 197,075.933
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	14,581,221.436 15,477.858.340 12,187,086.849 4,153,049.354	1,679,383.988 1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	1,387,815.352 1,360,515.031 1,051,554.155 472,504.182	141,875.895 53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830	1,043,001.393 447,757.940 324,414.451 167,039.670
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	67,721.082 74,501.988 22,115.469 6,050.885	4,405.566 4,113.192 1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.594387 $14.203680 $13.629550 $10.000000	$14.978293 $15.594387 $14.203680 $13.629550	52,228.770 40,030.272 11,736.698 4,582.366	0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.633965 $10.360804 $10.215816 $10.000000	$9.682095 $9.633965 $10.360804 $10.215816	15,165.693 13,126.121 10,589.140 911.781	1,398.069 349.435 342.550 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.660981 $9.825389	$9.753044 $9.660981	852,612.512 867,471.453	68,890.316 68,790.581
96

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.033147 $10.733291	$10.099967 $10.033147	3,554,789.443 3,801,333.872	120,679.287 163,912.016
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.033157 $12.558326 $12.148774 $10.000000	$14.320881 $12.033157 $12.558326 $12.148774	45,179.348 50,676.286 22,176.975 13,338.672	603.184 1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	77,359.197 74,762.460 33,870.139 17,070.291	7,516.759 6,730.362 3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.455840 $12.880606 $11.914030 $10.000000	$13.065637 $12.455840 $12.880606 $11.914030	36,531.161 35,446.170 532.878 557.189	656.952 663.886 381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	51,878.380 48,969.630 1,634.284 0.000	1,053.376 1,014.790 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.708735 $13.053061 $11.955227 $10.000000	$13.848351 $13.708735 $13.053061 $11.955227	32,649.136 27,846.539 20,269.017 2,683.729	3,787.096 3,787.389 3,787.673 3,787.978
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.180833 $10.025959	$9.623319 $9.180833	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.257796 $10.094789	$10.344340 $9.257796	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.583679 $10.024861	$9.944187 $9.583679	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.484091 $10.052178	$9.919649 $9.484091	0.000 0.000	0.000 0.000
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.154150 $11.239736 $10.711007 $10.000000	$11.414028 $11.154150 $11.239736 $10.711007	9,434.104 9,840.782 9,000.968 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.789581 $12.845122 $11.972638 $10.000000	$13.945752 $12.789581 $12.845122 $11.972638	48,425.764 43,397.324 14,836.998 3,032.105	11,935.628 10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.421386 $11.508571 $11.156691 $10.000000	$12.231100 $11.421386 $11.508571 $11.156691	125,375.141 136,584.843 124,625.235 75,409.507	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.092247 $12.518255 $11.787317 $10.000000	$14.030392 $13.092247 $12.518255 $11.787317	139,497.602 117,311.767 73,729.957 7,390.560	3,236.846 1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.782103 $12.872635 $11.888121 $10.000000	$13.952421 $12.782103 $12.872635 $11.888121	92,678.715 78,410.554 47,941.594 4,060.769	8,139.617 8,140.468 8,141.349 0.000
97

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.988567 $10.689533 $11.219555 $10.000000	$10.122025 $9.988567 $10.689533 $11.219555	70,342.309 60,278.897 48,336.863 3,967.271	5,567.923 6,070.271 17,696.639 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.775555 $11.952351 $11.066747 $10.000000	$12.367062 $11.775555 $11.952351 $11.066747	31,843.099 26,660.378 18,827.809 8,454.234	8,377.809 8,409.996 1,481.933 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.871210 $13.057295 $11.912701 $10.000000	$13.612683 $12.871210 $13.057295 $11.912701	84,361.938 71,779.179 48,597.327 5,426.899	8,726.561 9,406.280 25,555.544 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.394293 $12.834781 $12.330676 $10.000000	$13.618496 $12.394293 $12.834781 $12.330676	47,695.387 40,626.973 22,654.386 5,679.391	12,728.765 10,152.838 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.632854 $12.240598 $11.706687 $10.000000	$12.479053 $11.632854 $12.240598 $11.706687	15,630.870 19,247.083 19,252.996 4,447.118	0.000 0.000 6,583.318 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.596048 $10.962738 $10.649503 $10.000000	$11.012849 $10.596048 $10.962738 $10.649503	19,590.967 19,915.633 4,503.139 1,379.793	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.519630 $9.696876 $9.877422 $10.000000	$9.346067 $9.519630 $9.696876 $9.877422	243,890.953 277,759.711 396,217.631 90,198.082	12,677.178 5,687.306 41,382.544 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	46,527.727 89,228.355 95,314.411 210,089.217	17,411.343 93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764245 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	111,829.738 110,429.233 0.000 0.000	27,645.527 25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.501238 $9.999493	$9.925511 $9.501238	150,444.478 57,566.766	22,323.135 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.045997 $10.030577	$10.286836 $10.045997	215,068.562 204,440.725	18,674.231 21,906.547
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.618972 $10.569889	$11.076736 $10.618972	1,111,646.403 892,504.923	124,429.338 85,400.703
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.272607 $10.240224	$10.614849 $10.272607	1,262,054.074 1,241,819.585	220,057.385 196,587.091
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.009190 $12.720876 $11.576563 $10.000000	$13.509790 $12.009190 $12.720876 $11.576563	71,574.028 65,792.181 25,568.190 2,148.970	16,423.660 12,251.595 4,000.694 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.437566	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318589 $10.641864 $10.664010 $10.000000	$10.591830 $10.318589 $10.641864 $10.664010	186,312.011 118,330.320 55,897.666 7,586.979	16,223.661 15,368.222 19,367.446 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.122115	16,786.788	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.191125	0.000	0.000
98

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.656801 $10.869310 $10.559938	$10.975426 $10.656801 $10.869310	817,126.762 742,044.014 646,604.816	40,850.734 32,297.872 26,566.895
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.910229 $10.184071 $9.156876 $10.000000	$9.769816 $9.910229 $10.184071 $9.156876	72,602.687 67,593.245 55,759.507 11,426.843	1,274.972 1,275.456 1,275.957 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.184105 $12.025854 $12.282490 $10.000000	$10.726709 $11.184105 $12.025854 $12.282490	28,807.094 23,234.471 10,292.833 1,753.473	6,597.840 7,189.010 11,873.757 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.732426 $13.506693 $12.532091 $10.000000	$14.188028 $14.732426 $13.506693 $12.532091	56,026.291 56,769.404 22,183.400 1,511.133	12,919.510 14,549.413 6,918.076 0.000
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.686786	$9.752899	181,032.708	22,248.021
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.826282 $13.112257 $11.719868 $10.000000	$13.992167 $12.826282 $13.112257 $11.719868	32,282.391 30,166.608 21,009.886 9,743.777	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.486620 $13.104874 $11.609569 $10.000000	$14.008471 $12.486620 $13.104874 $11.609569	77,306.783 80,374.625 26,566.340 6,008.446	15,270.734 14,690.235 12,734.689 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.512445 $11.059341	$10.251137 $10.512445	691,282.088 624,828.066	12,320.894 15,246.698
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345237 $10.728264 $10.453037 $10.000000	$10.537220 $10.345237 $10.728264 $10.453037	1,882,202.749 1,933,811.807 1,381,841.447 493,178.589	204,974.696 218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.278238 $10.524635 $10.204584 $10.000000	$10.501545 $10.278238 $10.524635 $10.204584	435,801.824 434,904.196 341,982.745 149,500.111	19,385.552 21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.569519 $11.159064 $10.933258 $10.000000	$10.860752 $10.569519 $11.159064 $10.933258	1,263,569.815 1,282,251.974 1,124,097.518 526,666.776	349,166.994 393,437.249 474,131.875 309,942.162
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.071777 $10.284791 $11.076094 $10.000000	$9.874429 $10.071777 $10.284791 $11.076094	98,735.657 96,008.022 71,917.815 22,044.900	15,848.513 14,528.836 553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.449590 $14.121087 $13.597759 $10.000000	$14.787467 $15.449590 $14.121087 $13.597759	30,192.931 22,164.920 17,616.386 2,073.137	1,471.965 750.608 826.178 879.797
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.571222 $9.756885	$9.628744 $9.571222	331,994.542 256,226.179	90,297.440 54,207.755
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.939946 $10.658477	$9.971254 $9.939946	953,081.447 980,712.262	72,758.748 75,759.598
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.921370 $12.485262 $12.120421 $10.000000	$14.138380 $11.921370 $12.485262 $12.120421	41,587.288 44,061.410 20,777.098 8,039.206	6,804.281 6,649.604 4,270.387 0.000
99

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.426091 $13.388277 $12.836738 $10.000000	$14.630748 $13.426091 $13.388277 $12.836738	98,804.639 87,568.387 56,661.441 8,070.959	11,633.314 10,526.726 6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.340155 $12.805686 $11.886217 $10.000000	$12.899171 $12.340155 $12.805686 $11.886217	37,093.795 40,053.801 17,942.765 6,508.897	0.000 0.000 7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331375 $10.416026 $11.213892 $10.000000	$10.220167 $10.331375 $10.416026 $11.213892	12,670.888 8,997.585 5,841.191 0.000	570.623 552.408 548.753 514.886
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.581429 $12.977138 $11.927318 $10.000000	$13.671914 $13.581429 $12.977138 $11.927318	70,976.762 59,368.306 40,316.323 3,649.583	13,370.947 13,615.598 0.000 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.159266 $10.025863	$9.567269 $9.159266	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.236054 $10.094693	$10.284108 $9.236054	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.561181 $10.024765	$9.886292 $9.561181	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.461824 $10.052083	$9.861893 $9.461824	0.000 0.000	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	3,173.549 3,854.136 5,712.878 2,961.832	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.909472 $12.920273 $12.000655 $10.000000	$14.125713 $12.909472 $12.920273 $12.000655	13,222.252 11,596.999 7,292.741 5,060.065	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	39,097.399 42,887.643 27,674.658 5,460.794	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	21,217.469 19,646.958 16,705.093 5,605.280	7,052.161 2,808.820 2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	47,054.070 53,371.657 25,761.866 2,342.830	10,603.031 6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.082239 $10.752102 $11.245813 $10.000000	$10.252663 $10.082239 $10.752102 $11.245813	28,857.342 37,311.146 13,850.687 4,393.718	2,999.251 2,783.824 2,593.533 1,087.418
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	36,287.441 38,368.522 27,202.761 787.780	1,432.437 1,432.564 0.000 0.000
100

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.991871 $13.133689 $11.940572 $10.000000	$13.788364 $12.991871 $13.133689 $11.940572	59,810.170 70,207.323 40,929.381 2,648.529	1,298.030 1,298.145 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.510483 $12.909862 $12.359513 $10.000000	$13.794257 $12.510483 $12.909862 $12.359513	31,514.374 27,524.821 17,024.895 6,157.133	5,721.750 1,297.454 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.741933 $12.312232 $11.734088 $10.000000	$12.640148 $11.741933 $12.312232 $11.734088	20,872.593 7,672.671 2,322.768 329.048	2,731.025 2,731.268 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.695419 $11.026900 $10.674440 $10.000000	$11.154969 $10.695419 $11.026900 $10.674440	1,742.727 8,158.155 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	439,922.723 280,150.191 225,841.736 165,630.010	11,479.840 14,445.096 47,232.910 5,372.471
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	119,606.397 132,788.810 97,541.816 64,588.028	31,106.091 175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	294,753.096 154,755.213	19,169.112 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.140218 $10.123783	$10.419628 $10.140218	274,089.829 298,760.640	6,444.371 6,446.225
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.718558 $10.668096	$11.219717 $10.718558	734,739.428 663,103.276	35,200.153 47,077.128
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.368927 $10.335349	$10.751867 $10.368927	1,753,022.352 1,750,782.475	27,975.783 28,690.952
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	28,400.164 17,505.163 26,922.556 1,618.992	2,923.173 3,037.201 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	207,182.216 94,909.792 34,490.769 5,947.822	14,400.859 3,458.811 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	21,045.597	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	789.832	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.756731 $10.932929 $10.596743	$11.117111 $10.756731 $10.932929	896,637.676 791,918.911 575,485.283	32,393.126 30,150.214 38,773.744
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	45,051.426 37,615.367 12,732.147 2,807.881	4,773.092 2,628.568 1,651.335 0.000
101

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	7,348.457 3,851.557 1,233.186 2,596.771	919.705 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.870510 $13.585709 $12.561405 $10.000000	$14.371129 $14.870510 $13.585709 $12.561405	40,436.435 74,367.030 2,945.908 3,295.572	48.200 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.810440	$9.878813	185,331.545	10,658.494
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.946539 $13.188990 $11.747303 $10.000000	$14.172754 $12.946539 $13.188990 $11.747303	25,731.864 8,182.746 2,074.721 0.000	726.310 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.603680 $13.181537 $11.636728 $10.000000	$14.189258 $12.603680 $13.181537 $11.636728	46,504.640 27,815.391 20,951.676 2,471.024	2,372.616 2,318.462 2,384.885 1,069.548
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.611010 $11.136967	$10.383466 $10.611010	945,729.337 873,993.923	68,998.581 69,468.896
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	2,332,844.715 2,328,082.359 1,646,991.494 405,855.260	171,863.094 167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	526,017.691 539,455.465 428,411.367 298,286.411	21,139.483 22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	1,544,060.322 1,570,746.346 1,260,467.572 386,346.006	146,194.092 151,303.992 92,786.203 28,550.047
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	27,792.406 19,272.819 14,411.718 902.411	2,544.300 2,289.919 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.594387 $14.203680 $13.629550 $10.000000	$14.978293 $15.594387 $14.203680 $13.629550	24,736.536 32,460.757 15,492.823 13,726.551	3,019.165 2,341.804 2,463.820 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.633965 $10.360804 $10.215816 $10.000000	$9.682095 $9.633965 $10.360804 $10.215816	1,409.642 97.291 85.504 0.000	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.660981 $9.825389	$9.753044 $9.660981	400,252.985 343,365.880	15,230.371 13,091.647
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.033147 $10.733291	$10.099967 $10.033147	891,431.770 889,317.117	41,817.755 42,527.308
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.033157 $12.558326 $12.148774 $10.000000	$14.320881 $12.033157 $12.558326 $12.148774	29,713.242 45,127.295 12,120.022 0.000	3,825.711 2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	26,886.634 24,179.915 17,924.395 11,818.614	2,196.281 2,158.403 2,306.665 981.351
102

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.455840 $12.880606 $11.914030 $10.000000	$13.065637 $12.455840 $12.880606 $11.914030	1,035.796 1,076.790 2,080.534 2,317.261	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	8,608.636 29,318.727 1,195.579 0.000	969.459 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.708735 $13.053061 $11.955227 $10.000000	$13.848351 $13.708735 $13.053061 $11.955227	9,148.504 10,689.182 4,947.493 0.000	6,318.613 1,306.023 1,361.806 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.180833 $10.025959	$9.623319 $9.180833	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.257796 $10.094789	$10.344340 $9.257796	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.583679 $10.024861	$9.944187 $9.583679	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.484091 $10.052178	$9.919649 $9.484091	0.000 0.000	0.000 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.14% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 30, 2016, GE Investments Total Return Fund was renamed State Street Total Return V.I.S. Fund.
(5)	Effective December 16, 2016, TA Voya Mid Cap Opportunities was merged into TA Janus Mid-Cap Growth.
(6)	Effective December 16, 2016, TA Voya Limited Maturity Bond was merged into TA JPMorgan Core Bond. Due to merger TA JPMorgan Core Bond was added.
(7)	Effective December 5, 2016, TA Systematic Small/Mid Cap Value was renamed TA Small/Mid Cap Value.
The TA International Equity Index and TA U.S. Equity Index had not commenced operation as of December 31, 2016, therefore, comparable data is not available.
103

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	Multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
104

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055*0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
105

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
106

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
107

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
108

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
109

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
110

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
111

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
112

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
113

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
114

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
115

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
116

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 95%
SATT =105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value
117

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered futher the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.
118

APPENDIX
Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
119

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
120

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
121

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.
122

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
123

STATEMENT OF ADDITIONAL INFORMATION
PARTNERS VARIABLE ANNUITY SERIESSM
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Partners Variable Annuity SeriesSM variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2017, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2017

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider and the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
1

•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
3

annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of
4

such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
5

INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

6

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
7

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
8

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
9

We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
10

Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
11

We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2016, and 2015 and 2014 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $177,906,053, $279,924,711 and $364,566,103. During fiscal year 2016, and 2015 and 2014 the amounts paid to TCI in connection with all policies sold through Transamerica Financial Life Insurance Company separate account were $23,014,560, $32,891,073 and $41,898,625.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
12

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, as of December 31, 2016 and for the years ended December 31, 2016 and 2015, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company as of December 31, 2016 and 2015 and for the three years ended December 31, 2016 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Partners Variable Annuity SeriesSM policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2016.
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.109585 $11.211641 $10.700276 $10.000000	$11.351436 $11.109585 $11.211641 $10.700276	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.738505 $12.813021 $11.960652 $10.000000	$13.869339 $12.738505 $12.813021 $11.960652	6,866.873 6,424.944 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.375752 $11.479805 $11.145519 $10.000000	$12.164015 $11.375752 $11.479805 $11.145519	6,577.298 5,663.634 11,907.910 0.000	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.039953 $12.486969 $11.775513 $10.000000	$13.953462 $13.039953 $12.486969 $11.775513	3,818.213 1,730.216 1,587.796 363.553	578.696 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.731033 $12.840468 $11.876212 $10.000000	$13.875894 $12.731033 $12.840468 $11.876212	4,736.624 4,029.143 1,202.372 220.186	584.374 0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.948674 $10.662829 $11.208331 $10.000000	$10.066536 $9.948674 $10.662829 $11.208331	226.348 227.409 303.330 304.826	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.728514 $11.922483 $11.055665 $10.000000	$12.299288 $11.728514 $11.922483 $11.055665	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.819798 $13.024664 $11.900768 $10.000000	$13.538075 $12.819798 $13.024664 $11.900768	7,424.491 7,971.615 4,747.222 592.324	295.374 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.344767 $12.802693 $12.318322 $10.000000	$13.543837 $12.344767 $12.802693 $12.318322	3,826.817 4,022.973 4,025.953 436.161	0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.586377 $12.210010 $11.694967 $10.000000	$12.410653 $11.586377 $12.210010 $11.694967	924.075 0.000 0.000 0.000	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.553741 $10.935350 $10.638836 $10.000000	$10.952466 $10.553741 $10.935350 $10.638836	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.481595 $9.672635 $9.867524 $10.000000	$9.294840 $9.481595 $9.672635 $9.867524	534.563 0.000 0.000 0.000	0.000 0.000 0.000 0.000
14

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.530260 $9.739847 $9.515832 $10.000000	$9.355146 $9.530260 $9.739847 $9.515832	3,714.895 2,599.578 2,624.120 0.000	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.530260 $9.739847 $9.515832 $10.000000	$9.355146 $9.530260 $9.739847 $9.515832	7,418.147 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.491668 $9.999452	$9.900717 $9.491668	11,705.767 3,644.894	0.000 0.000
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2016 2015	$10.005840 $9.990853	$10.230430 $10.005840	3,882.503 0.000	0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2016 2015	$10.576565 $10.528068	$11.016039 $10.576565	1,578.649 1,986.965	497.726 0.000
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2016 2015	$10.231557 $10.199679	$10.556675 $10.231557	41,113.673 42,229.651	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.961213 $12.689079 $11.564972 $10.000000	$13.435746 $11.961213 $12.689079 $11.564972	1,757.274 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998361	$10.425324	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.277358 $10.615269 $10.653324 $10.000000	$10.533775 $10.277358 $10.615269 $10.653324	1,513.068 1,037.640 853.851 154.086	560.012 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998361	$10.110246	0.000	540.487
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998361	$10.179177	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.614233 $10.842138 $10.544197	$10.915298 $10.614233 $10.842138	22,060.698 22,426.368 13,741.737	0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.870653 $10.158628 $9.147694 $10.000000	$9.716300 $9.870653 $10.158628 $9.147694	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.139420 $11.995798 $12.270186 $10.000000	$10.667907 $11.139420 $11.995798 $12.270186	870.881 819.530 0.000 0.000	0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.673567 $13.472935 $12.519543 $10.000000	$14.110265 $14.673567 $13.472935 $12.519543	1,035.509 1,005.024 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date December 15, 2016	2016	$9.634300	$9.699460	5,130.765	1,138.779
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.775071 $13.079512 $11.708139 $10.000000	$13.915519 $12.775071 $13.079512 $11.708139	822.822 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.436753 $13.072133 $11.597940 $10.000000	$13.931721 $12.436753 $13.072133 $11.597940	5,455.894 4,648.338 3,386.022 0.000	291.820 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.470428 $11.026198	$10.194933 $10.470428	21,584.546 11,306.601	1,778.196 1,239.049
15

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.303895 $10.701436 $10.442550 $10.000000	$10.479462 $10.303895 $10.701436 $10.442550	60,117.537 55,187.371 15,615.370 7,279.588	260.331 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.237170 $10.516279 $10.194356 $10.000000	$10.443991 $10.237170 $10.516279 $10.194356	23,238.058 11,492.366 815.618 823.282	0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.527299 $11.131179 $10.922306 $10.000000	$10.801234 $10.527299 $11.131179 $10.922306	15,471.686 13,691.621 8,488.078 3,027.932	21,831.589 22,230.640 22,601.082 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.031546 $10.259096 $11.065013 $10.000000	$9.820312 $10.031546 $10.259096 $11.065013	1,251.438 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.387895 $14.085816 $13.584149 $10.000000	$14.706446 $15.387895 $14.085816 $13.584149	6,318.014 6,609.861 2,054.257 0.000	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.532978 $9.727651	$9.575956 $9.532978	17,082.227 2,848.335	886.871 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2016 2015	$9.900223 $10.626553	$9.916596 $9.900223	35,228.770 34,628.474	0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.873751 $12.454065 $12.108297 $10.000000	$14.060907 $11.873751 $12.454065 $12.108297	5,833.609 5,106.327 3,424.076 0.000	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.372482 $13.354847 $12.823910 $10.000000	$14.550591 $13.372482 $13.354847 $12.823910	9,276.945 8,411.848 4,065.451 212.280	0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.290874 $12.773695 $11.874312 $10.000000	$12.828480 $12.290874 $12.773695 $11.874312	1,452.419 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.290106 $10.389993 $11.202665 $10.000000	$10.164157 $10.290106 $10.389993 $11.202665	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.527175 $12.944696 $11.915368 $10.000000	$13.596977 $13.527175 $12.944696 $11.915368	0.000 3,493.100 3,536.420 450.670	0.000 0.000 0.000 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2016 2015	$9.150042 $10.025822	$9.543355 $9.150042	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2016 2015	$9.226752 $10.094652	$10.258396 $9.226752	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2016 2015	$9.551545 $10.024724	$9.861563 $9.551545	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2016 2015	$9.452287 $10.052041	$9.837219 $9.452287	0.000 0.000	0.000 0.000

16

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.169052 $11.249123 $10.714594 $10.000000	$11.434995 $11.169052 $11.249123 $10.714594	0.000 11.865.812 0.000 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.806556 $12.855778 $11.976631 $10.000000	$13.971240 $12.806556 $12.855778 $11.976631	24,844.814 14,301.697 13,827.395 4,331.447	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.436637 $11.518177 $11.160418 $10.000000	$12.253509 $11.436637 $11.518177 $11.160418	35,802.957 18,326.340 8,246.735 152.460	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.109731 $12.528705 $11.791250 $10.000000	$14.056097 $13.109731 $12.528705 $11.791250	5,024.110 8,338.113 3,063.480 1,912.517	0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.799159 $12.883378 $11.892090 $10.000000	$13.977966 $12.799159 $12.883378 $11.892090	9,602.412 14,489.043 7,902.747 1,747.381	423.089 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.001902 $10.698457 $11.223302 $10.000000	$10.140575 $10.001902 $10.698457 $11.223302	3,366.127 2,143.227 251.122 277.677	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.791188 $11.962278 $11.070441 $10.000000	$12.389673 $11.791188 $11.962278 $11.070441	4,755.113 5,040.129 5,195.276 3,285.337	0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.888285 $13.068125 $11.916668 $10.000000	$13.637560 $12.888285 $13.068125 $11.916668	42,771.853 39,128.183 35,539.665 14,363.322	214.530 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.410750 $12.845429 $12.334784 $10.000000	$13.643395 $12.410750 $12.845429 $12.334784	22,125.645 25,385.042 22,439.977 8,480.263	880.330 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.648287 $12.250759 $11.710594 $10.000000	$12.501863 $11.648287 $12.250759 $11.710594	4,992.012 1,065.774 1,526.481 0.000	236.798 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.610211 $10.971900 $10.653070 $10.000000	$11.033083 $10.610211 $10.971900 $10.653070	11,206.254 13,707.898 14,233.422 7,235.842	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.532261 $9.704926 $9.880721 $10.000000	$9.363151 $9.532261 $9.704926 $9.880721	90,320.584 105,315.784 66,208.368 22,602.782	6,517.067 475.807 4,108.463 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.581167 $9.772362 $9.528560 $10.000000	$9.423883 $9.581167 $9.772362 $9.528560	507,084.822 0.000 741.059 8,076.449	57,017.376 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.581167 $9.772362 $9.528560 $10.000000	$9.423883 $9.581167 $9.772362 $9.528560	113,642.241 91,443.796 4,299.717 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.504410 $9.999507	$9.933778 $9.504410	52,951.994 30,343.071	15,477.563 0.000
17

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.059318 $10.043756	$10.305619 $10.059318	44,278.283 14,091.467	0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.633070 $10.553793	$11.096978 $10.633070	86,304.971 33,041.259	22,062.344 2,329.328
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.286238 $10.253686	$10.634252 $10.286238	221,098.354 180,089.955	19,741.272 20,836.062
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.025132 $12.731430 $11.580431 $10.000000	$13.534479 $12.025132 $12.731430 $11.580431	23,128.165 13.959.375 16,273.241 4,967.437	760.220 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998525	$10.441661	89,335.542	10,983.636
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.332322 $10.650738 $10.667568 $10.000000	$10.611226 $10.332322 $10.650738 $10.667568	65,450.886 21,977.923 19,748.511 6,190.356	11,911.332 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998525	$10.126103	21,861.770	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998525	$10.195138	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.670950 $10.878337 $10.565178	$10.995505 $10.670950 $10.878337	164,700.237 66,115.899 63,651.198	15,533.870 2,318.264 3,711.516
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.923400 $10.192537 $9.159931 $10.000000	$9.787693 $9.923400 $10.192537 $9.159931	5,264.193 5,817.102 5,934.670 2,240.413	0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.198952 $12.035845 $12.286579 $10.000000	$10.746323 $11.198952 $12.035845 $12.286579	6,506.546 3,214.219 10,976.445 255.153	0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.751946 $13.517897 $12.536272 $10.000000	$14.213949 $14.751946 $13.517897 $12.536272	3,744.233 6,207.476 5,948.257 255.809	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.704303	$9.770736	34,986.491	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.843324 $13.123160 $11.723788 $10.000000	$14.017762 $12.843324 $13.123160 $11.723788	44,652.143 3,197.173 2,734.505 0.000	4,161.098 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.503207 $13.115758 $11.613444 $10.000000	$14.034096 $12.503207 $13.115758 $11.613444	26,040.998 16,526.248 22,254.925 267.178	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.526393 $11.070340	$10.269881 $10.526393	56,578.421 44,724.436	12,092.468 11,934.129
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.358970 $10.737173 $10.456517 $10.000000	$10.556488 $10.358970 $10.737173 $10.456517	317,371.201 291,592.510 212,286.558 101,759.593	34,634.845 42,620.849 37,877.348 971.216
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.291886 $10.551390 $10.207988 $10.000000	$10.520758 $10.291886 $10.551390 $10.207988	23,283.810 19,609.577 25,014.437 12,570.890	0.000 0.000 0.000 0.000
18

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.583552 $11.168337 $10.936911 $10.000000	$10.880608 $10.583552 $11.168337 $10.936911	175,002.982 199,652.808 223,924.540 28,988.939	0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.085141 $10.293337 $11.079791 $10.000000	$9.892478 $10.085141 $10.293337 $11.079791	7,029.312 1,969.992 2,526.244 275.543	0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.470085 $14.132806 $13.602286 $10.000000	$14.814487 $15.470085 $14.132806 $13.602286	17,679.176 9,907.548 5,221.290 0.000	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.583929 $9.766600	$9.646346 $9.583929	59,186.163 32,378.785	519.475 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.953142 $10.669088	$9.989492 $9.953142	88,011.163 86,818.791	2,283.601 3,170.811
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.937189 $12.495628 $12.124463 $10.000000	$14.164221 $11.937189 $12.495628 $12.124463	24,039.952 25,116.193 25,834.120 4,290.941	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.443913 $13.399397 $12.841030 $10.000000	$14.657498 $13.443913 $13.399397 $12.841030	52,677.263 36,261.354 24,127.651 1,763.015	410.222 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.356549 $12.816340 $11.890188 $10.000000	$12.922753 $12.356549 $12.816340 $11.890188	14,725.794 7,846.064 9,972.892 4,404.527	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345101 $10.424676 $11.217635 $10.000000	$10.238868 $10.345101 $10.424676 $11.217635	16,253.226 11,244.849 11,223.599 4,320.053	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.599463 $12.987915 $11.931299 $10.000000	$13.696911 $13.599463 $12.987915 $11.931299	26,871.396 29,130.784 24,762.061 10,892.437	0.000 0.000 0.000 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.162347 $10.025877	$9.575241 $9.162347	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.239157 $10.094707	$10.292679 $9.239157	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.564389 $10.024779	$9.894515 $9.564389	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.464989 $10.052096	$9.870089 $9.464989	0.000 0.000	0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.213835 $11.277288 $10.725322 $10.000000	$11.497994 $11.213835 $11.277288 $10.725322	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.857915 $12.887985 $11.988638 $10.000000	$14.048268 $12.857915 $12.887985 $11.988638	4,293.967 4,496.442 0.000 0.000	0.000 0.000 0.000 0.000
19

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.482506 $11.547038 $11.171618 $10.000000	$12.321080 $11.482506 $11.547038 $11.171618	1,501.017 0.000 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.162311 $12.560096 $11.803072 $10.000000	$14.133611 $13.162311 $12.560096 $11.803072	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.850493 $12.915654 $11.904007 $10.000000	$14.055048 $12.850493 $12.915654 $11.904007	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.042032 $10.725270 $11.234562 $10.000000	$10.196511 $10.042032 $10.725270 $11.234562	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.838471 $11.992238 $11.081541 $10.000000	$12.457995 $11.838471 $11.992238 $11.081541	6,403.323 6,238.808 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.939961 $13.100859 $11.928611 $10.000000	$13.712741 $12.939961 $13.100859 $11.928611	1,442.475 1,226.324 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.460505 $12.877596 $12.347138 $10.000000	$13.718602 $12.460505 $12.877596 $12.347138	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.695015 $12.281457 $11.722328 $10.000000	$12.570812 $11.695015 $12.281457 $11.722328	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.652772 $10.999388 $10.663753 $10.000000	$11.093887 $10.652772 $10.999388 $10.663753	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.570501 $9.729250 $9.890633 $10.000000	$9.414789 $9.570501 $9.729250 $9.890633	6,596.868 7,077.575 24,530.619 7,372.349	0.000 0.000 0.000 994.287
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	3,460.513 3,660.049 2,958.844 4,381.706	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.513983 $9.999548	$9.958681 $9.513983	48,284.010 692.673	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.099672 $10.083675	$10.362453 $10.099672	45,017.838 62,279.104	0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.675723 $10.625854	$11.158176 $10.675723	52,265.690 50,785.622	4,417.773 4,822.549
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.327498 $10.294434	$10.692895 $10.327498	72,549.292 46,646.236	0.000 0.000
20

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.073363 $12.763329 $11.592033 $10.000000	$13.609114 $12.073363 $12.763329 $11.592033	2,836.397 2,972.553 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.453951	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.373728 $10.677395 $10.678265 $10.000000	$10.669705 $10.373728 $10.677395 $10.678265	18,759.917 2,596.283 0.000 0.000	0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.138010	0.000	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.207126	9,857.319	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.713764 $10.905604 $10.580949	$11.056146 $10.713764 $10.905604	32,736.585 24,276.468 15,536.405	0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.963197 $10.218080 $9.169134 $10.000000	$9.841655 $9.963197 $10.218080 $9.169134	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243877 $12.065997 $12.298900 $10.000000	$10.805595 $11.243877 $12.065997 $12.298900	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.811120 $13.551757 $12.548831 $10.000000	$14.292337 $14.811120 $13.551757 $12.548831	546.154 593.272 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.757236	$9.824634	453.351	0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.894815 $13.156025 $11.735537 $10.000000	$14.095040 $12.894815 $13.156025 $11.735537	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.553342 $13.148614 $11.625085 $10.000000	$14.111462 $12.553342 $13.148614 $11.625085	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.568615 $11.103599	$10.326511 $10.568615	60,333.495 37,611.502	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.400519 $10.764074 $10.467013 $10.000000	$10.614697 $10.400519 $10.764074 $10.467013	228,463.795 168,106.899 71,664.001 25,120.853	0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.333155 $10.577824 $10.218227 $10.000000	$10.578760 $10.333155 $10.577824 $10.218227	17,605.954 14,261.302 11,925.069 12,071.927	0.000 0.000 329.188 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.626009 $11.196321 $10.947869 $10.000000	$10.940622 $10.626009 $11.196321 $10.947869	80,895.981 43,662.117 13,501.817 1,095.866	0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.125599 $10.319130 $11.090899 $10.000000	$9.947032 $10.125599 $10.319130 $11.090899	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
21

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.532106 $14.168189 $13.615904 $10.000000	$14.896156 $15.532106 $14.168189 $13.615904	753.839 572.009 0.000 0.000	0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.602853 $10.342846 $10.213425 $10.000000	$9.636402 $9.602853 $10.342846 $10.213425	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.622392 $9.795954	$9.699566 $9.622392	33,061.665 30,133.111	0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.993076 $10.701153	$10.044591 $9.993076	83,028.666 85,820.463	0.000 0.000
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.985086 $12.526940 $12.136615 $10.000000	$14.242354 $11.985086 $12.526940 $12.136615	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.497831 $13.432961 $12.853885 $10.000000	$14.738321 $13.497831 $13.432961 $12.853885	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.406103 $12.848437 $11.902102 $10.000000	$12.994015 $12.406103 $12.848437 $11.902102	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.386586 $10.450790 $11.228868 $10.000000	$10.295319 $10.386586 $10.450790 $11.228868	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.653984 $13.020441 $11.943257 $10.000000	$13.772422 $13.653984 $13.020441 $11.943257	296.299 321.861 0.000 0.000	0.000 0.000 0.000 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.171584 $10.025918	$9.599241 $9.171584	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.248473 $10.094748	$10.318476 $9.248473	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.574028 $10.024820	$9.919318 $9.574028	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.474537 $10.052137	$9.894846 $9.474537	0.000 0.000	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	106,500.252 100,768.455 60,261.280 9,203.833	6,190.449 6,283.199 5,870.722 1,595.908
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.909472 $12.920273 $12.000655 $10.000000	$14.125713 $12.909472 $12.920273 $12.000655	657,214.504 537,053.698 297,393.821 130,883.307	109,671.509 77,369.103 35,378.213 1,975.885
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	1,518,578.099 1,064,225.370 542,177.270 202,156.745	55,565.868 45,535.161 34,954.394 32,795.873
22

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	1,482,490.355 1,112,916.540 521,782.334 139,625.304	150,354.305 74,524.364 56,515.113 5,750.234
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	1,723,830.518 1,226,195.233 740,390.457 135,685.357	110,857.471 61,403.588 38,656.944 16,194.310
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.082239 $10.752102 $11.245813 $10.000000	$10.252663 $10.082239 $10.752102 $11.245813	769,619.467 582,847.034 298,431.729 106,474.392	81,170.853 49,670.229 55,940.282 11,796.178
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	879,816.155 593,400.350 273,204.004 133,395.960	71,345.399 52,133.830 24,106.110 10,104.166
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.991871 $13.133689 $11.940572 $10.000000	$13.788364 $12.991871 $13.133689 $11.940572	1,419,325.511 1,120,089.200 579,212.279 151,751.424	195,132.916 140,148.356 118,853.231 27,809.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.510483 $12.909862 $12.359513 $10.000000	$13.794257 $12.510483 $12.909862 $12.359513	706,117.266 499,738.116 275,186.445 53,986.481	129,048.068 80,164.896 35,981.779 12,977.702
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.741933 $12.312232 $11.734088 $10.000000	$12.640148 $11.741933 $12.312232 $11.734088	250,091.346 223,748.686 131,553.368 43,161.470	48,279.590 19,655.441 41,137.509 899.234
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.695419 $11.026900 $10.674440 $10.000000	$11.154969 $10.695419 $11.026900 $10.674440	85,546.745 65,690.361 40,643.384 5,609.107	30,094.275 7,122.081 2,242.058 1,601.419
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	1,157,645.842 1,254,649.757 552,991.301 369,356.451	481,917.802 173,349.521 277,327.868 440,133.723
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	528,526.442 362,950.205 427,907.606 338,890.611	227,915.832 239,896.234 323,159.505 280,954.452
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	662,399.601 580,070.992 44,442.215 0.000	181,802.659 170,188.183 2,882.421 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	923,327.245 380,024.521	321,338.494 55,084.648
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.140218 $10.123783	$10.419628 $10.140218	1,301,934.889 1,048,295.580	239,898.351 142,620.573
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.718558 $10.668096	$11.219717 $10.718558	4,580,191.466 4,228,006.581	1,143,027.051 913,343.252
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.368927 $10.335349	$10.751867 $10.368927	8,597,936.171 8,072,655.261	1,387,636.581 1,249,560.186
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	471,396.634 381,194.216 272,884.281 89,828.768	105,993.888 51,056.631 15,865.047 4,433.326
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	1,305.419	0.000
23

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	2,435,686.485 1,478,259.792 806,988.533 290,422.825	209,716.703 114,980.851 19,102.045 6,629.604
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	127,082.054	1,121.476
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	9,920.315	4,635.791
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.756731 $10.932929 $10.596743	$11.117111 $10.756731 $10.932929	2,995,615.346 2,824,171.560 2,279,685.734	611,503.376 542,307.444 408,102.800
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	550,229.254 476,422.298 293,348.493 132,719.253	25,915.974 12,094.498 15,012.556 6,569.304
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	253,925.443 214,622.396 131,642.141 43,197.745	42,522.390 22,375.179 21,384.766 340.292
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.870510 $13.585709 $12.561405 $10.000000	$14.371129 $14.870510 $13.585709 $12.561405	372,235.632 307,846.925 132,949.659 20,990.072	119,786.681 114,745.154 63,128.563 14,870.606
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.810440	$9.878813	942,151.177	202,864.847
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.946539 $13.188990 $11.747303 $10.000000	$14.172754 $12.946539 $13.188990 $11.747303	272,245.987 241,030.105 129,180.322 30,035.290	15,535.465 11,590.613 8,189.077 3,605.691
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.603680 $13.181537 $11.636728 $10.000000	$14.189258 $12.603680 $13.181537 $11.636728	712,228.992 476,988.612 299,787.805 74,070.665	130,384.605 91,933.803 74,429.244 9,736.990
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.611010 $11.136967	$10.383466 $10.611010	3,949,844.957 2,982,583.051	554,668.026 570,511.735
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	11,862,242.225 11,245,688.232 8,044,330.855 2,363,680.143	1,958,837.077 1,970,672.874 1,292,001.114 555,062.407
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	1,367,421.896 1,250,154.759 781,162.937 269,936.394	178,627.021 128,205.289 75,528.265 24,584.744
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	7,529,268.168 7,291,849.274 5,843,346.997 1,525,463.500	2,719,484.173 2,826,399.286 2,282,851.722 613,609.495
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	514,531.244 401,098.072 198,576.391 54,289.170	96,730.108 64,538.618 31,673.638 9,026.006
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.594387 $14.203680 $13.629550 $10.000000	$14.978293 $15.594387 $14.203680 $13.629550	263,870.600 211,218.441 93,284.197 10,953.011	7,893.869 2,955.990 10,985.079 316.311
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.660981 $9.825389	$9.753044 $9.660981	1,910,655.234 1,603,950.531	306,374.380 205,707.403
24

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.033147 $10.733291	$10.099967 $10.033147	3,476,455.560 3,590,980.421	437,725.192 432,796.812
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.033157 $12.558326 $12.148774 $10.000000	$14.320881 $12.033157 $12.558326 $12.148774	392,739.616 322,389.693 249,092.588 69,255.931	43,315.463 29,984.253 23,485.614 1,084.477
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	690,199.274 546,797.845 305,737.792 68,144.429	143,538.511 82,152.826 51,364.263 6,677.005
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.455840 $12.880606 $11.914030 $10.000000	$13.065637 $12.455840 $12.880606 $11.914030	116,615.758 105,326.661 83,193.782 14,754.053	16,363.660 18,950.206 45,764.537 10,967.138
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	259,634.586 228,688.819 105,923.732 33,057.840	15,356.821 11,779.406 8,068.633 6,039.947
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.708735 $13.053061 $11.955227 $10.000000	$13.848351 $13.708735 $13.053061 $11.955227	392,527.109 319,849.310 236,173.898 45,675.117	68,063.936 52,423.685 4,077.521 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.180833 $10.025959	$9.623319 $9.180833	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.257796 $10.094789	$10.344340 $9.257796	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.583679 $10.024861	$9.944187 $9.583679	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.484091 $10.052178	$9.919649 $9.484091	0.000 0.000	0.000 0.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.318968 $11.343284 $10.750435 $10.000000	$11.646400 $11.318968 $11.343284 $10.750435	502,881.965 455,090.353 393,225.067 267,220.904	27,056.567 24,521.475 10,094.971 2,964.262
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.978543 $12.963438 $12.016687 $10.000000	$14.229627 $12.978543 $12.963438 $12.016687	1,260,445.860 945,094.363 587,712.929 183,618.663	159,011.698 112,724.542 59,344.821 11,850.242
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.590179 $11.614612 $11.197765 $10.000000	$12.480067 $11.590179 $11.614612 $11.197765	3,903,385.449 2,720,425.164 1,582,900.388 526,445.841	750,045.847 224,846.179 157,965.515 28,351.522
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.285705 $12.633586 $11.830688 $10.000000	$14.315957 $13.285705 $12.633586 $11.830688	3,828,625.104 2,612,821.220 1,263,905.792 491,243.624	402,386.735 241,108.869 85,407.943 9,831.398
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.970965 $12.991220 $11.931867 $10.000000	$14.236379 $12.970965 $12.991220 $11.931867	4,212,430.232 2,946,870.889 1,776,072.404 468,209.033	223,024.159 108,633.234 38,073.258 7,621.422
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.136201 $10.788034 $11.260843 $10.000000	$10.328094 $10.136201 $10.788034 $11.260843	1,811,487.965 1,150,475.774 528,244.877 221,404.888	114,814.438 66,127.553 55,666.789 5,831.571
25

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.949550 $12.062460 $11.107482 $10.000000	$12.618836 $11.949550 $12.062460 $11.107482	2,718,419.249 2,102,030.771 1,318,331.404 385,204.975	247,618.014 222,219.041 117,346.357 51,236.774
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.061381 $13.177562 $11.956533 $10.000000	$13.889797 $13.061381 $13.177562 $11.956533	2,867,143.605 2,078,692.893 1,120,674.667 322,301.150	468,885.572 333,203.821 182,600.154 42,754.762
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.577430 $12.953004 $12.376023 $10.000000	$13.895732 $12.577430 $12.953004 $12.376023	1,462,172.599 1,084,200.133 685,821.654 334,929.528	231,478.894 162,352.751 95,219.188 12,831.301
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.804746 $12.353364 $11.749767 $10.000000	$12.733120 $11.804746 $12.353364 $11.749767	601,145.167 520,806.137 369,376.060 111,370.977	83,745.303 59,553.132 48,594.330 11,396.880
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.752653 $11.063752 $10.688708 $10.000000	$11.237079 $10.752653 $11.063752 $10.688708	275,465.530 235,548.227 177,694.429 74,398.651	6,952.933 4,340.814 1,679.847 489.652
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.660323 $9.786246 $9.913807 $10.000000	$9.536370 $9.660323 $9.786246 $9.913807	4,599,372.916 3,733,409.851 2,695,157.653 1,918,148.551	1,000,334.458 1,256,086.721 1,062,094.764 794,012.415
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.709894 $9.854238 $9.560474 $10.000000	$9.598228 $9.709894 $9.854238 $9.560474	2,692,422.072 1,793,886.425 1,841,111.029 1,563,825.254	843,200.505 722,951.278 334,376.822 456,728.733
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.709894 $9.854238 $9.560474 $10.000000	$9.598228 $9.709894 $9.854238 $9.560474	5,835,936.087 5,171,644.291 349,553.555 5,913.906	1,116,647.989 949,243.544 47,635.117 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.536375 $9.999644	$10.017007 $9.536375	9,891,609.117 3,684,211.319	1,078,208.358 531,764.216
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.194463 $10.177437	$10.496265 $10.194463	7,369,662.075 6,590,300.451	998,390.073 854,687.950
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.775920 $10.724658	$11.302262 $10.775920	17,160,543.887 13,412,471.766	2,250,585.291 1,765,194.953
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.424423 $10.390153	$10.830967 $10.424423	43,643,996.120 43,022,329.555	4,409,851.171 4,293,914.196
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013 =	2016 2015 2014 2013	$12.186650 $12.838062 $11.619171 $10.000000	$13.784815 $12.186650 $12.838062 $11.619171	1,481,345.369 1,060,213.602 794,609.291 243,887.144	136,736.325 55,917.298 7,874.649 677.588
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998934	$10.482653	336,088.569	35,757.503
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.471099 $10.739932 $10.703267 $10.000000	$10.807498 $10.471099 $10.739932 $10.703267	10,602,051.876 5,288,964.909 2,600,376.005 1,191,069.381	659,277.615 269,610.823 83,097.770 20,841.400
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998934	$10.165861	667,828.423	71,368.401
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998934	$10.235165	146,462.321	53,151.657
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.814301 $10.969470 $10.617845	$11.198904 $10.814301 $10.969470	16,767,485.965 13,322,996.553 9,840,157.007	1,985,574.337 1,746,164.959 1,261,558.778
26

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.056719 $10.277936 $9.190623 $10.000000	$9.968738 $10.056719 $10.277936 $9.190623	995,776.353 759,876.571 442,626.701 178,373.329	67,923.112 42,574.101 19,299.463 8,230.003
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.349403 $12.136644 $12.327660 $10.000000	$10.945147 $11.349403 $12.136644 $12.327660	766,452.846 554,182.801 283,489.368 119,481.016	31,065.111 22,081.413 7,175.460 883.095
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.950063 $13.631098 $12.578200 $10.000000	$14.476835 $14.950063 $13.631098 $12.578200	698,104.812 542,316.251 225,714.716 42,442.757	156,375.293 74,723.248 32,438.983 6,323.023
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.881810	$9.951494	4,220,198.363	777,904.127
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.015793 $13.233041 $11.762996 $10.000000	$14.276994 $13.015793 $13.233041 $11.762996	442,471.565 301,107.863 218,325.304 31,034.738	76,337.240 16,447.897 12,705.113 2,279.833
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.671111 $13.225582 $11.652289 $10.000000	$14.293621 $12.671111 $13.225582 $11.652289	1,326,331.648 891,152.801 496,877.578 134,498.465	190,085.792 90,657.356 58,175.369 12,779.756
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.667801 $11.181599	$10.459865 $10.667801	26,984,322.609 23,270,689.215	3,292,643.389 2,866,452.866
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.498125 $10.827115 $10.491519 $10.000000	$10.751772 $10.498125 $10.827115 $10.491519	92,913,771.231 88,214,890.695 59,306,574.409 18,434,492.325	11,171,168.043 10,488,321.409 6,747,588.753 1,923,319.848
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.430131 $10.639777 $10.242158 $10.000000	$10.715366 $10.430131 $10.639777 $10.242158	8,108,185.282 7,412,878.936 4,694,820.955 1,618,607.230	1,207,976.550 989,793.825 580,152.452 254,689.318
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.725732 $11.261890 $10.973502 $10.000000	$11.081887 $10.725732 $11.261890 $10.973502	27,563,516.359 26,023,451.584 19,834,296.274 6,571,228.797	4,669,714.368 4,982,747.395 3,847,629.443 1,174,019.131
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.220624 $10.379554 $11.116849 $10.000000	$10.075478 $10.220624 $10.379554 $11.116849	1,173,713.374 905,204.375 398,186.488 109,936.208	153,109.851 89,661.020 31,236.543 6,156.331
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.677777 $14.251112 $13.647750 $10.000000	$15.088414 $15.677777 $14.251112 $13.647750	480,980.965 304,253.707 133,481.154 22,128.499	130,875.644 24,027.587 2,298.094 868.595
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.712694 $9.864777	$9.824802 $9.712694	8,384,913.510 6,650,984.685	1,508,850.263 973,835.975
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.086856 $10.776313	$10.174287 $10.086856	19,518,423.400 20,140,864.592	1,697,322.547 1,768,559.551
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.097538 $12.600284 $12.165005 $10.000000	$14.426219 $12.097538 $12.600284 $12.165005	814,006,692 647,804.822 362,392.771 125,178.885	96,299.924 61,629.427 37,106.586 6,005.496
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.624458 $13.511598 $12.883957 $10.000000	$14.928581 $13.624458 $13.511598 $12.883957	1,680,511.445 1,182,146.738 635,447.438 196,039.006	190,625.336 107,755.608 57,477.608 10,052.774
27

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.522517 $12.923675 $11.929958 $10.000000	$13.161792 $12.522517 $12.923675 $11.929958	255,122.117 198,046.926 117,064.680 36,152.179	22,660.476 10,838.771 30,078.660 6,751.852
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.484066 $10.511998 $11.255138 $10.000000	$10.428256 $10.484066 $10.511998 $11.255138	526,576.046 322,195.982 168,484.824 55,865.806	30,647.401 21,734.905 11,562.148 3,504.886
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.782074 $13.096676 $11.971204 $10.000000	$13.950203 $13.782074 $13.096676 $11.971204	822,318.496 557,874.933 270,746.849 118,756.937	212,744.538 92,208.945 23,878.454 4,115.231
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.193183 $10.026014	$9.655511 $9.193183	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.270241 $10.094844	$10.378946 $9.270241	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.596556 $10.024916	$9.977443 $9.596556	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.496838 $10.052233	$9.952841 $9.496838	0.000 0.000	0.000 0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.364376 $11.371714 $10.761224 $10.000000	$11.710586 $11.364376 $11.371714 $10.761224	64,510.196 64,263.104 37,128.764 14,995.732	0.000 0.000 2,670.490 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.030577 $12.995901 $12.028720 $10.000000	$14.308066 $13.030577 $12.995901 $12.028720	138,862.092 123,470.356 92,791.945 35,314.073	31,632.581 27,453.233 24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.636649 $11.643706 $11.208984 $10.000000	$12.548874 $11.636649 $11.643706 $11.208984	525,236.696 368,263.063 293,609.932 138,211.893	11,607.906 7,769.297 4.304 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.338973 $12.665223 $11.842546 $10.000000	$14.394875 $13.338973 $12.665223 $11.842546	392,092.064 294,898.100 186,803.477 71,129.439	20,793.088 14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.022990 $13.023761 $11.943820 $10.000000	$14.314879 $13.022990 $13.023761 $11.943820	420,329.522 357,581.284 170,921.732 52,765.149	11,397.795 20,740.198 19,939.072 17,557.157
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.176872 $10.815068 $11.272124 $10.000000	$10.385062 $10.176872 $10.815068 $11.272124	208,072.831 163,772.248 114,327.791 16,463.971	15,365.966 10,557.027 10,509.620 8,788.363
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.997477 $12.092692 $11.118629 $10.000000	$12.688411 $11.997477 $12.092692 $11.118629	255,057.177 211,502.968 101,808.240 18,532.916	31,955.280 24,303.503 5,420.067 1,571.840
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.113758 $13.210576 $11.968514 $10.000000	$13.966380 $13.113758 $13.210576 $11.968514	492,381.196 426,751.229 311,539.859 100,871.307	56,078.329 41,522.119 28,934.053 12,693.008
28

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.627883 $12.985456 $12.388426 $10.000000	$13.972369 $12.627883 $12.985456 $12.388426	177,601.004 163,561.017 105,849.851 32,322.823	24,973.518 25,288.670 9,551.853 4,479.211
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.852103 $12.384321 $11.761540 $10.000000	$12.803346 $11.852103 $12.384321 $11.761540	124,980.079 112,986.456 71,885.942 35,644.269	5,749.821 11,039.005 4,860.226 7,281.608
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.795776 $11.091476 $10.699427 $10.000000	$11.299003 $10.795776 $11.091476 $10.699427	50,166.062 28,308.074 9,930.760 6,653.874	2,431.667 2,379.108 778.524 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.699074 $9.810770 $9.923751 $10.000000	$9.588969 $9.699074 $9.810770 $9.923751	2,456,952.601 2,010,638.975 1,443,548.814 899,801.995	515,389.143 1,727,056.057 2,879,830.881 145,828.155
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748859 $9.878951 $9.570072 $10.000000	$9.651190 $9.748859 $9.878951 $9.570072	1,335,371.499 697,521.847 609,174.753 520,275.110	192,665.510 120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.748859 $9.878951 $9.570072 $10.000000	$9.651190 $9.748859 $9.878951 $9.570072	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.545989 $9.999685	$10.042113 $9.545989	4,928,074.845 1,413,126.571	473,940.331 96,829.920
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.235360 $10.217888	$10.554151 $10.235360	3,349,856.936 2,984,921.195	248,346.991 177,112.121
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.819148 $10.767281	$11.364591 $10.819148	9,047,990.197 7,018,551.500	572,781.176 477,975.276
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.466234 $10.431441	$10.890701 $10.466234	20,600,851.837 19,562,323.435	1,314,864.912 1,229,185.209
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.235510 $12.870208 $11.630812 $10.000000	$13.860798 $12.235510 $12.870208 $11.630812	138,897.838 61,960.156 25,626.680 7,256.513	31,173.160 22,459.264 15,934.879 4,780.753
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.999057	$10.494991	43,869.130	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.513098 $10.766844 $10.714003 $10.000000	$10.867088 $10.513098 $10.766844 $10.714003	3,129,968.395 810,460.597 108,638.151 32,497.068	249,427.097 61,131.146 19,450.547 13,264.757
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.999057	$10.177835	388,732.490	3,180.765
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.999057	$10.247219	180,001.729	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.857672 $10.996952 $10.633686	$11.260647 $10.857672 $10.996952	7,742,824.084 6,200,833.238 4,320,865.703	850,758.710 640,436.437 431,236.557
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.097049 $10.303687 $9.199845 $10.000000	$10.023696 $10.097049 $10.303687 $9.199845	112,403.836 89,543.938 41,164.836 12,860.930	23,432.152 22,376.797 21,172.153 2,560.342
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.394925 $12.167048 $12.340009 $10.000000	$11.005500 $11.394925 $12.167048 $12.340009	121,166.295 98,052.610 64,211.374 28,463.664	8,956.409 9,836.012 7,724.044 0.000
29

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.010012 $13.665247 $12.590808 $10.000000	$14.556655 $15.010012 $13.665247 $12.590808	160,609.751 140,885.905 81,827.659 51,653.070	12,488.118 7,744.916 3,126.294 0.000
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.935699	$10.006379	1,682,104.879	186,538.031
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.067996 $13.266196 $11.774789 $10.000000	$14.355718 $13.067996 $13.266196 $11.774789	105,740.003 70,126.307 40,675.593 20,179.528	4,432.723 2,807.748 663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.721939 $13.258726 $11.663974 $10.000000	$14.372441 $12.721939 $13.258726 $11.663974	145,199.336 88,619.657 60,493.765 31,965.230	22,528.118 14,411.224 6,344.237 6,129.223
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May1, 2015	2016 2015	$10.710585 $11.215179	$10.517546 $10.710585	12,807,077.887 11,210,930.239	746,852.539 757,872.315
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.540233 $10.854242 $10.502044 $10.000000	$10.811064 $10.540233 $10.854242 $10.502044	44,299,421.242 42,570,168.409 29,511,848.402 8,825,054.935	3,206,106.038 2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.471975 $10.666439 $10.252434 $10.000000	$10.774463 $10.471975 $10.666439 $10.252434	4,450,403.887 3,706,354.630 2,724,971.946 875,220.175	491,911.299 379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.768739 $11.290100 $10.984499 $10.000000	$11.142987 $10.768739 $11.290100 $10.984499	15,255,311.801 14,979,142.999 10,727,843.524 3,424,842.904	4,405,868.528 3,221,577.455 1,422,137.997 312,077.531
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.261621 $10.405556 $11.127981 $10.000000	$10.131037 $10.261621 $10.405556 $11.127981	155,959.303 140,136.619 66,623.112 22,301.612	27,841.382 11,797.477 10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.740648 $14.286806 $13.661415 $10.000000	$15.171617 $15.740648 $14.286806 $13.661415	100,597.238 52,384.127 37,151.629 17,726.290	8,250.140 5,912.973 3,776.684 1,728.342
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.706968 $10.402812 $10.221398 $10.000000	$9.789562 $9.706968 $10.402812 $10.221398	41,236.934 32,355.653 11,466.650 2,592.569	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.751636 $9.894404	$9.878967 $9.751636	3,603,596.701 2,789,151.344	345,262.575 219,903.010
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.127307 $10.808679	$10.230394 $10.127307	9,953,491.562 10,469,253.134	679,650.913 688,579.617
TA Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.146057 $12.631853 $12.177203 $10.000000	$14.505763 $12.146057 $12.631853 $12.177203	106,399.063 76,068.916 54,971.042 18,193.980	24,655.707 8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.679092 $13.545434 $12.896853 $10.000000	$15.010885 $13.679092 $13.545434 $12.896853	222,570.486 152,938.437 89,796.826 36,367.237	29,151.814 16,964.161 12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.572718 $12.956027 $11.941909 $10.000000	$13.234335 $12.572718 $12.956027 $11.941909	32,624.463 29,094.605 18,934.105 5,936.209	8,153.055 4,622.312 4,290.081 8,268.552
30

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.526120 $10.538329 $11.266414 $10.000000	$10.485763 $10.526120 $10.538329 $11.266414	100,459.052 84,451.892 68,345.199 20,897.827	10,284.983 9,422.672 7,872.892 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.837347 $13.129488 $11.983201 $10.000000	$14.027132 $13.837347 $13.129488 $11.983201	99,262.203 37,981.151 21,928.432 2,268.861	12,491.758 5,988.011 2,404.406 704.213
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.202452 $10.026055	$9.679680 $9.202452	1,665.469 1,633.030	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.279593 $10.094885	$10.404934 $9.279593	96.682 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.606231 $10.024957	$10.002417 $9.606231	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.506409 $10.052274	$9.977750 $9.506409	0.000 0.000	0.000 0.000
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.139271 $11.230363 $10.707426 $10.000000	$11.393112 $11.139271 $11.230363 $10.707426	65.214 64.277 811.084 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.772544 $12.834412 $11.968644 $10.000000	$13.920262 $12.772544 $12.834412 $11.968644	22,176.585 13,887.680 14,624.499 2,369.962	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.406154 $11.498985 $11.152965 $10.000000	$12.208686 $11.406154 $11.498985 $11.152965	31,869.565 13,110.016 8,375.065 1,466.780	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.074793 $12.507820 $11.783374 $10.000000	$14.004679 $13.074793 $12.507820 $11.783374	23,099.573 22,991.594 12,226.155 4,230.107	0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.765060 $12.861910 $11.884149 $10.000000	$13.926839 $12.765060 $12.861910 $11.884149	24,888.227 54,230.459 11,316.328 4,909.629	0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.975250 $10.680630 $11.215808 $10.000000	$10.103487 $9.975250 $10.680630 $11.215808	61,724.332 56,199.076 51,256.929 1,229.873	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.759851 $11.942380 $11.063047 $10.000000	$12.344444 $11.759851 $11.942380 $11.063047	48,464.130 36,914.394 14,364.577 1,997.869	0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.854041 $13.046409 $11.908722 $10.000000	$13.587771 $12.854041 $13.046409 $11.908722	20,147.049 20,848.664 14,462.604 1,992.978	0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.377761 $12.824063 $12.326543 $10.000000	$13.593573 $12.377761 $12.824063 $12.326543	21,374.080 3,557.511 5,679.638 2,736.118	0.000 0.000 0.000 0.000
31

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.617339 $12.230390 $11.702776 $10.000000	$12.456220 $11.617339 $12.230390 $11.702776	15,789.843 16,984.649 9,025.567 886.819	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.581922 $10.953594 $10.645948 $10.000000	$10.992667 $10.581922 $10.953594 $10.645948	7,588.397 2,958.721 4,220.287 550.217	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.506929 $9.688788 $9.874119 $10.000000	$9.328962 $9.506929 $9.688788 $9.874119	16,225.984 144,783.598 15,380.422 5,573.634	0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.555726 $9.756112 $9.522193 $10.000000	$9.389497 $9.555726 $9.756112 $9.522193	29,344.458 9,279.552 6,050.282 2,022.228	0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.555726 $9.756112 $9.522193 $10.000000	$9.389497 $9.555726 $9.756112 $9.522193	7,342.455 21,495.267 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.498051 $9.999480	$9.917245 $9.498051	59,336.296 4,255.608	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.032590 $10.017316	$10.267999 $10.032590	18,591.073 17,918.589	0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.604829 $10.555941	$11.056483 $10.604829	415,923.412 328,686.896	9,250.590 10,482.944
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 205	$10.258913 $10.226698	$10.595439 $10.258913	237,748.293 221,914.899	669.141 1,727.549
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.993179 $12.710268 $11.572700 $10.000000	$13.485080 $11.993179 $12.710268 $11.572700	49,913.703 77,072.382 60,730.462 2,624.079	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.433489	1,293.016	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.304844 $10.633000 $10.660455 $10.000000	$10.572469 $10.304844 $10.633000 $10.660455	29,862.884 19,659.610 21,409.004 11,363.560	0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.118180	2,915.905	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998443	$10.187153	5,135.445	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2016 2015 2014	$10.642594 $10.860255 $10.554697	$10.955354 $10.642594 $10.860255	78,983.422 60,781.056 43,907.891	8,862.451 9,076.293 9,284.186
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.897032 $10.175588 $9.153815 $10.000000	$9.751973 $9.897032 $10.175588 $9.153815	7,248.894 7,355.846 3,859.222 204.168	628.050 628.126 628.202 628.281
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.169203 $12.015839 $12.278394 $10.000000	$10.707096 $11.169203 $12.015839 $12.278394	2,036.373 10,483.945 9,494.094 3,585.144	0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.712773 $13.495430 $12.527909 $10.000000	$14.162075 $14.712773 $13.495430 $12.527909	11,541.849 11,886.641 8,448.449 846.776	0.000 0.000 0.000 0.000
32

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.669279	$9.735073	14,549.395	2,365.589
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.809199 $13.101339 $11.715964 $10.000000	$13.966599 $12.809199 $13.101339 $11.715964	72,049.553 2,150.606 7,601.914 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.469993 $13.093960 $11.605686 $10.000000	$13.982875 $12.469993 $13.093960 $11.605686	17,391.410 28,333.408 15,708.208 3,547.942	525.443 525.507 525.570 525.635
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.498420 $11.048276	$10.232375 $10.498420	136,166.917 115,317.084	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331440 $10.719311 $10.449534 $10.000000	$10.517948 $10.331440 $10.719311 $10.449534	115,510.004 132,776.958 134,939.596 66,841.118	765.794 770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.264536 $10.533842 $10.201181 $10.000000	$10.482347 $10.264536 $10.533842 $10.201181	10,782.479 12,276.695 11,369.144 3,755.106	0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.555422 $11.149760 $10.929605 $10.000000	$10.840879 $10.555422 $11.149760 $10.929605	54,429.895 154,862.404 322,858.268 282,854.970	0.000 1,621.142 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.058348 $10.276225 $11.072399 $10.000000	$9.856364 $10.058348 $10.276225 $11.072399	59,282.425 76,411.278 53,613.106 2,797.604	2,214.417 2,214.685 2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.429000 $14.109322 $13.593218 $10.000000	$14.760433 $15.429000 $14.109322 $13.593218	11,395.656 10,874.295 9,517.292 1,952.504	500.149 500.209 500.269 500.331
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.558465 $9.747132	$9.611129 $9.558465	139,061.994 185,477.046	1,201.061 1,201.207
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.926665 $10.647813	$9.952995 $9.926665	35,735.642 37,220.373	0.000 0.000
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.905464 $12.474849 $12.116373 $10.000000	$14.112515 $11.905464 $12.474849 $12.116373	4,517.108 5,021.213 8,091.209 2,146.864	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.408199 $13.377124 $12.832468 $10.000000	$14.603993 $13.408199 $13.377124 $12.832468	22,327.009 17,139.038 12,381.004 2,921.469	501.201 501.262 501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.323705 $12.795018 $11.882254 $10.000000	$12.875567 $12.323705 $12.795018 $11.882254	34,287.345 2,116.624 871.220 0.000	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.317588 $10.407336 $11.210143 $10.000000	$10.201465 $10.317588 $10.407336 $11.210143	965.898 51,701.581 50,593.389 935.393	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.563320 $12.966311 $11.923333 $10.000000	$13.646902 $13.563320 $12.966311 $11.923333	1,940.648 44,400.705 48,163.289 0.000	0.000 0.000 0.000 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.156190 $10.025850	$9.559282 $9.156190	0.000 0.000	0.000 0.000
33

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.232955 $10.094679	$10.275527 $9.232955	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.557964 $10.024752	$9.878020 $9.557964	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.458642 $10.052069	$9.853653 $9.458642	0.000 0.000	0.000 0.000

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.198895 $11.267902 $10.721751 $10.000000	$11.476985 $11.198895 $11.267902 $10.721751	48,353.730 43,641.424 39,361.731 20,225.891	10,396.930 324.989 173.219 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.840773 $12.877240 $11.984631 $10.000000	$14.022532 $12.840773 $12.877240 $11.984631	38,296.056 234,833.954 311,389.903 22,366.172	8,640.050 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.467198 $11.537406 $11.167882 $10.000000	$12.298547 $11.467198 $11.537406 $11.167882	490,120.416 832,093.984 1,021,170.053 38,508.774	54,989.984 56,499.175 47,518.132 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.144757 $12.549625 $11.799133 $10.000000	$14.107757 $13.144757 $12.549625 $11.799133	260,265.297 241,270.576 171,896.739 62,601.025	6,321.166 0.000 2,591.919 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.833364 $12.904886 $11.900033 $10.000000	$14.029339 $12.833364 $12.904886 $11.900033	263,154.209 240,353.312 222,652.203 46,067.017	866.943 294.343 294.733 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.028655 $10.716334 $11.230806 $10.000000	$10.177869 $10.028655 $10.716334 $11.230806	141,224.812 112,022.084 110,861.793 26,776.622	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.822694 $11.982257 $11.077851 $10.000000	$12.435171 $11.822694 $11.982257 $11.077851	211,684.056 236,500.341 140,196.806 40,872.660	2,980.521 2,257.697 315.699 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.922704 $13.089927 $11.924618 $10.000000	$13.687606 $12.922704 $13.089927 $11.924618	144,371.593 338,791.784 405,866.615 43,870.000	12,755.688 6,255.046 6,183.539 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.443921 $12.866880 $12.343022 $10.000000	$13.693495 $12.443921 $12.866880 $12.343022	114,396.332 100,367.723 112,740.671 24,986.510	1,509.922 1,218.939 3,219.028 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.679416 $12.271210 $11.718414 $10.000000	$12.547771 $11.679416 $12.271210 $11.718414	35,973.467 30,726.986 22,488.816 17,597.667	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.638550 $10.990212 $10.660185 $10.000000	$11.073573 $10.638550 $10.990212 $10.660185	16,713.734 18,265.474 18,009.869 6,923.531	2,263.279 1,925.611 1,888.432 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.557744 $9.721140 $9.887333 $10.000000	$9.397543 $9.557744 $9.721140 $9.887333	576,390.589 425,951.210 145,086.206 170,118.831	0.000 0.000 12,825.590 0.000
34

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.606785 $9.788679 $9.534930 $10.000000	$9.458503 $9.606785 $9.788679 $9.534930	350,108.185 92,694.557 37,153.034 15,665.525	1,441.485 6,895.102 1,435.582 1,429.136
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.606785 $9.788679 $9.534930 $10.000000	$9.458503 $9.606785 $9.788679 $9.534930	688,671.518 826,487.850 19,897.936 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.510781 $9.999534	$9.950348 $9.510781	94,603.925 32,067.810	2,047.643 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.086216 $10.070365	$10.343485 $10.086216	282,607.345 344,855.328	3,643.643 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.661503 $10.611832	$11.137751 $10.661503	677,420.411 616,223.902	0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.313725 $10.280831	$10.673292 $10.313725	928,093.753 1,090,202.578	31,389.497 33,969.733
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.057250 $12.752670 $11.588159 $10.000000	$13.584159 $12.057250 $12.752670 $11.588159	48,844.717 39,063.966 32,466.842 13,699.963	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998607	$10.449847	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.359899 $10.668485 $10.674703 $10.000000	$10.650154 $10.359899 $10.668485 $10.674703	272,405.514 299,318.498 245,222.461 117,991.290	29,361.972 27,292.510 27,444.338 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998607	$10.134035	19,098.818	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998607	$10.203130	1,799.807	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.699456 $10.896498 $10.575680	$11.035867 $10.699456 $10.896498	641,981.539 1,070,091.882 1,220,013.241	6,027.377 6,614.375 8,378.796
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.949920 $10.209561 $9.166064 $10.000000	$9.823625 $9.949920 $10.209561 $9.166064	46,612.264 47,199.618 46,371.490 18,021.280	2,903.238 2,864.657 981.892 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.228873 $12.055926 $12.294781 $10.000000	$10.785782 $11.228873 $12.055926 $12.294781	22,483.735 32,417.770 20,474.406 13,319.169	2,662.707 2,255.355 2,181.573 1,466.627
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.791372 $13.540467 $12.544643 $10.000000	$14.266135 $14.791372 $13.540467 $12.544643	18,932.796 20,601.056 14,132.238 5,088.874	1,883.700 1,656.739 1,675.033 0.000
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.739547	$9.806624	281,809.908	8,283.294
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.877634 $13.145060 $11.731616 $10.000000	$14.069218 $12.877634 $13.145060 $11.731616	14,641.533 17,568.139 12,805.714 279.428	7,286.308 6,806.249 6,842.272 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.536602 $13.137653 $11.621198 $10.000000	$14.085605 $12.536602 $13.137653 $11.621198	155,210.831 466,359.330 635,812.313 27,042.732	1,696.106 1,157.534 1,158.864 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.554510 $11.092494	$10.307580 $10.554510	524,222.586 530,561.984	11,561.266 8,698.777
35

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.386658 $10.755101 $10.463511 $10.000000	$10.595249 $10.386658 $10.755101 $10.463511	1,444,011.973 1,567,169.738 1,699,526.002 723,202.827	60,674.616 61,922.614 43,730.432 23,716.302
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.319392 $10.569014 $10.214822 $10.000000	$10.559389 $10.319392 $10.569014 $10.214822	455,401.740 520,094.041 474,118.400 261,038.089	12,617.595 5,389.859 6,219.625 2,698.420
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.611837 $11.186986 $10.944217 $10.000000	$10.920571 $10.611837 $11.186986 $10.944217	629,343.614 613,580.643 731,263.653 349,322.897	17,359.804 26,165.206 97,005.382 10,030.854
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.112097 $10.310526 $11.087194 $10.000000	$9.928806 $10.112097 $10.310526 $11.087194	57,408.209 54,212.042 34,404.191 20,071.429	8,227.255 7,966.734 7,765.188 2,216.473
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.511408 $14.156391 $13.611367 $10.000000	$14.868862 $15.511408 $14.156391 $13.611367	18,322.051 10,469.215 4,818.896 0.000	6,045.326 5,938.136 6,003.167 1,456.851
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.609539 $9.786146	$9.681770 $9.609539	513,408.883 331,157.826	2,016.225 605.028
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.979738 $10.690446	$10.026166 $9.979738	551,059.135 614,123.472	51,673.192 52,685.235
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.969091 $12.516487 $12.132561 $10.000000	$14.216232 $11.969091 $12.516487 $12.132561	25,538.504 25,780.890 20,900.007 2,094.124	241.776 151.601 81.818 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.479844 $13.421772 $12.849602 $10.000000	$14.711320 $13.479844 $13.421772 $12.849602	89,645.625 76,636.263 70,186.223 20,094.896	7,911.026 1,072.719 1,824.356 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.389572 $12.837727 $11.898128 $10.000000	$12.970207 $12.389572 $12.837727 $11.898128	10,015.956 8,962.224 8,226.596 2,466.810	2,129.896 2,148.283 2,165.479 2,183.978
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.372750 $10.442092 $11.225128 $10.000000	$10.276454 $10.372750 $10.442092 $11.225128	21,062.668 14,639.665 5,767.298 1,461.765	81.661 81.979 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.635788 $13.009597 $11.939274 $10.000000	$13.747182 $13.635788 $13.009597 $11.939274	17,986.463 21,700.366 17,177.564 2,489.387	0.000 0.000 0.000 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.168509 $10.025904	$9.591266 $9.168509	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.245361 $10.094734	$10.309887 $9.245361	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.570818 $10.024807	$9.911072 $9.570818	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.471359 $10.052124	$9.886617 $9.471359	0.000 0.000	0.000 0.000

36

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243720 $11.296085 $10.732499 $10.000000	$11.540175 $11.243720 $11.296085 $10.732499	2,741.431 12,807.200 5,553.633 2,156.303	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.892265 $12.909499 $11.996639 $10.000000	$14.099849 $12.892265 $12.909499 $11.996639	22,548.836 14,252.584 7,935.036 4,707.190	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.513188 $11.566317 $11.179081 $10.000000	$12.366315 $11.513188 $11.566317 $11.179081	168,926.868 137,520.798 89,492.556 52,330.532	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.197463 $12.581044 $11.810950 $10.000000	$14.185476 $13.197463 $12.581044 $11.810950	51,111.871 63,421.328 29,999.823 9,822.023	289.216 294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.884838 $12.937215 $11.911959 $10.000000	$14.106650 $12.884838 $12.937215 $11.911959	75,598.188 56,946.575 43,576.593 17,099.440	287.440 289.454 291.339 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.068886 $10.743192 $11.242065 $10.000000	$10.233969 $10.068886 $10.743192 $11.242065	49,936.372 51,991.508 17,623.802 6,137.813	0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.870091 $12.012257 $11.088942 $10.000000	$12.503722 $11.870091 $12.012257 $11.088942	87,329.922 97,150.074 45,266.437 6,173.877	308.532 310.695 312.718 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.974545 $13.122735 $11.936588 $10.000000	$13.763096 $12.974545 $13.122735 $11.936588	73,112.039 52,470.617 15,545.543 4,030.545	1,011.318 1,132.759 758.999 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.493814 $12.899104 $12.355386 $10.000000	$13.768988 $12.493814 $12.899104 $12.355386	16,577.710 21,509.127 7,244.043 3,171.412	325.610 385.102 385.162 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.726267 $12.301966 $11.730167 $10.000000	$12.616969 $11.726267 $12.301966 $11.730167	23,909.182 10,415.388 4,087.661 1,989.725	0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.681140 $11.017704 $10.670871 $10.000000	$11.134549 $10.681140 $11.017704 $10.670871	2,020.197 2,414.591 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.596085 $9.745501 $9.897251 $10.000000	$9.449371 $9.596085 $9.745501 $9.897251	179,50.093 267,977.491 177,829.583 57,870.277	70,911.698 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.645334 $9.813221 $9.544504 $10.000000	$9.510672 $9.645334 $9.813221 $9.544504	56,371.016 54,507.681 21,000.087 4,015.540	585.419 660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.645334 $9.813221 $9.544504 $10.000000	$9.510672 $9.645334 $9.813221 $9.544504	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.520377 $9.999575	$9.975299 $9.520377	64,295.601 13,296.823	0.000 0.000
37

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.126669 $10.110379	$10.400509 $10.126669	176,370.578 169,174.858	1,129.945 3,139.988
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.704255 $10.653991	$11.199156 $10.704255	158,958.680 131,727.992	35,210.815 35,832.760
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.355097 $10.321689	$10.732155 $10.355097	433,109.054 457,959.874	3,569.883 4,088.988
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.105616 $12.784634 $11.599780 $10.000000	$13.659064 $12.105616 $12.784634 $11.599780	15,159.692 50,522.740 9,753.405 1,392.000	669.243 777.331 777.453 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.462139	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.401473 $10.695234 $10.685410 $10.000000	$10.708906 $10.401473 $10.695234 $10.685410	134,567.914 76,694.189 43,812.597 5,265.608	1,987.534 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.145964	67,475.295	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998730	$10.215127	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.742386 $10.923812 $10.591478	$11.096738 $10.742386 $10.923812	170,766.879 145,456.744 109,425.734	7,984.069 8,445.328 6,677.203
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.989838 $10.235148 $9.175268 $10.000000	$9.877808 $9.989838 $10.235148 $9.175268	15,595.888 20,495.349 16,043.348 2,015.854	979.249 1,193.880 1,216.213 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.273923 $12.086135 $12.307103 $10.000000	$10.845268 $11.273923 $12.086135 $12.307103	6,109.114 5,627.325 3,678.608 329.927	189.288 178.016 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.850690 $13.574386 $12.557212 $10.000000	$14.344791 $14.850690 $13.574386 $12.557212	14,929.452 5,671.512 552.452 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.792661	$9.860706	99,726.426	8,694.268
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.929273 $13.177987 $11.743375 $10.000000	$14.146793 $12.929273 $13.177987 $11.743375	9,342.680 10,064.606 9,530.887 0.000	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.586881 $13.170557 $11.632849 $10.000000	$14.163268 $12.586881 $13.170557 $11.632849	43,903.665 23,323.909 7,403.883 156.987	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.596853 $11.125828	$10.364433 $10.596853	214,027.261 218,299.567	6,530.695 4,858.697
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428317 $10.782050 $10.474011 $10.000000	$10.653678 $10.428317 $10.782050 $10.474011	910,891.536 949,981.197 756,398.166 324,141.525	18,240.221 14,994.955 6,004.898 967.149
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.360784 $10.595495 $10.225070 $10.000000	$10.617622 $10.360784 $10.595495 $10.225070	229,174.584 205,998.456 161,988.229 37,130.072	1,752.968 3,746.987 0.000 0.000
38

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.654401 $11.215008 $10.955190 $10.000000	$10.980787 $10.654401 $11.215008 $10.955190	623,328.688 584,338.294 355,693.450 110,614.547	7,048.273 799.486 149,063.309 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.152656 $10.336362 $11.098302 $10.000000	$9.983555 $10.152656 $10.336362 $11.098302	18,297.854 23,280.131 6,939.289 903.481	0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.573594 $14.191846 $13.625003 $10.000000	$14.950833 $15.573594 $14.191846 $13.625003	10,211.334 5,984.069 393.752 0.000	0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date	2016 2015 2014 2013	$9.623585 $10.354805 $10.215014 $10.000000	$9.666834 $9.623585 $10.354805 $10.215014	8,399.518 11,223.868 5,964.134 0.000	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.648092 $9.815559	$9.735160 $9.648092	179,133.609 334,930.695	12,598.937 13,904.078
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.019770 $10.722560	$10.081462 $10.019770	181,160.733 203,350.620	949.986 958.015
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.017108 $12.547857 $12.144720 $10.000000	$14.294641 $12.017108 $12.547857 $12.144720	23,135.367 8,966.611 4,027.812 2,464.500	0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.533883 $13.455383 $12.862470 $10.000000	$14.792423 $13.533883 $13.455383 $12.862470	33,204.216 34,626.149 4,739.599 2,044.119	0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.439251 $12.869880 $11.910049 $10.000000	$13.041728 $12.439251 $12.869880 $11.910049	257.730 378.394 193.601 198.556	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.414353 $10.468245 $11.236370 $10.000000	$10.333137 $10.414353 $10.468245 $11.236370	4,974.538 4,396.490 4,225.344 417.455	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.690475 $13.042186 $11.951240 $10.000000	$13.822992 $13.690475 $13.042186 $11.951240	9,902.225 18,278.127 813.825 814.652	0.000 0.000 0.000 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.177753 $10.025946	$9.615312 $9.177753	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.254688 $10.094775	$10.335742 $9.254688	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.580462 $10.024848	$9.935922 $9.580462	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.480913 $10.052165	$9.911414 $9.480913	0.000 0.000	0.000 0.000
39

L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.154150 $11.239736 $10.711007 $10.000000	$11.414028 $11.154150 $11.239736 $10.711007	36,296.988 38,774.667 32,982.190 23,950.748	2,681.622 4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.789581 $12.845122 $11.972638 $10.000000	$13.945752 $12.789581 $12.845122 $11.972638	152,267.824 160,443.699 151,531.231 30,535.530	48,460.093 45,730.028 48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.421386 $11.508571 $11.156691 $10.000000	$12.231100 $11.421386 $11.508571 $11.156691	590,660.929 557,101.706 467,645.277 124,246.861	5,975.301 9,451.664 5,922.102 4,991.738
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.092247 $12.518255 $11.787317 $10.000000	$14.030392 $13.092247 $12.518255 $11.787317	444,935.154 368,223.744 199,745.633 61,268.689	75,560.671 69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.782103 $12.872635 $11.888121 $10.000000	$13.952421 $12.782103 $12.872635 $11.888121	693,870.342 646,618.326 456,920.276 130,249.623	23,405.783 19,840.651 14,488.554 8,566.638
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.988567 $10.689533 $11.219555 $10.000000	$10.122025 $9.988567 $10.689533 $11.219555	296,832.160 280,693.682 169,039.393 32,094.277	80,498.891 79,056.314 75,437.299 8,491.946
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.775555 $11.952351 $11.066747 $10.000000	$12.367062 $11.775555 $11.952351 $11.066747	206,713.838 191,456.929 147,271.196 25,153.215	9,318.948 10,357.981 13,453.705 1,847.106
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.871210 $13.057295 $11.912701 $10.000000	$13.612683 $12.871210 $13.057295 $11.912701	537,849.388 523,199.437 304,049.444 81,347.031	93,387.443 94,588.123 87,394.017 25,699.180
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.394293 $12.834781 $12.330676 $10.000000	$13.618496 $12.394293 $12.834781 $12.330676	257,223.618 219,097.441 206,195.744 83,753.785	49,173.722 44,531.236 34,411.038 13,532.459
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.632854 $12.240598 $11.706687 $10.000000	$12.479053 $11.632854 $12.240598 $11.706687	180,780.575 178,766.989 123,245.933 49,713.463	18,914.206 13,016.198 8,908.250 5,504.695
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.596048 $10.962738 $10.649503 $10.000000	$11.012849 $10.596048 $10.962738 $10.649503	33,736.458 39,974.074 37,745.862 9,092.358	908.425 952.221 960.284 732.635
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.519630 $9.696876 $9.877422 $10.000000	$9.346067 $9.519630 $9.696876 $9.877422	518,229.971 333,425.732 479,584.358 398,611.180	115,811.529 29,952.964 24,837.700 95,562.423
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	411,332.623 351,939.959 416,100.039 152,068.066	16,149.363 12,871.488 50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	337,464.720 323,564.669 45,378.206 0.000	478,652.537 375,370.469 56,762.344 0.000
40

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.501238 $9.999493	$9.925511 $9.501238	438,505.663 103,968.948	76,511.841 43,301.801
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.045997 $10.030577	$10.286836 $10.045997	556,190.158 539,950.936	61,821.930 63,812.675
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.618972 $10.569889	$11.076736 $10.618972	2,824,898.682 2,978,798.721	370,632.160 395,239.177
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.272607 $10.240223	$10.614849 $10.272607	4,212,692.245 4,537,222.835	414,106.794 414,447.113
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.009190 $12.720876 $11.576563 $10.000000	$13.509790 $12.009190 $12.720876 $11.576563	158,113.687 173,919.348 100,807.294 34,318.997	21,766.591 23,186.239 23,603.245 6,453.372
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.437566	13,790.532	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318589 $10.641864 $10.664010 $10.000000	$10.591830 $10.318589 $10.641864 $10.664010	893,420.819 641,333.221 414,574.278 152,124.030	181,332.847 161,307.416 173,629.067 27,743.504
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.122115	29,792.686	16,935.535
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.191125	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.656801 $10.869310 $10.559938	$10.975426 $10.656801 $10.869310	1,610,649.691 1,644,846.465 1,484,483.311	165,703.256 177,324.025 132,269.972
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.910229 $10.184071 $9.156876 $10.000000	$9.769816 $9.910229 $10.184071 $9.156876	172,181.624 180,201.055 131,337.396 41,240.898	86,212.350 89,396.367 88,911.436 16,648.378
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.184105 $12.025854 $12.282490 $10.000000	$10.726709 $11.184105 $12.025854 $12.282490	60,150.171 71,423.580 50,751.746 25,495.762	33,033.523 34,653.585 34,595.793 10,760.839
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.732426 $13.506693 $12.532091 $10.000000	$14.188028 $14.732426 $13.506693 $12.532091	172,965.403 138,703.909 63,988.103 29,068.706	5,104.702 5,774.351 7,161.315 224.468
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.686786	$9.752899	404,410.283	56,679.803
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.826282 $13.112257 $11.719868 $10.000000	$13.992167 $12.826282 $13.112257 $11.719868	133,310.241 122,790.919 119,833.474 106,018.564	45,278.170 62,335.484 80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.486620 $13.104874 $11.609569 $10.000000	$14.008471 $12.486620 $13.104874 $11.609569	299,110.256 273,711.033 191,132.350 64,552.937	84,952.190 66,706.739 69,780.272 10,257.532
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.512445 $11.059341	$10.251137 $10.512445	1,907,085.697 1,734,729.547	159,838.955 203,611.401
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345237 $10.728264 $10.453037 $10.000000	$10.537220 $10.345237 $10.728264 $10.453037	5,471,740.892 6,100,894.487 4,951,402.067 1,811,998.711	648,392.356 736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.278238 $10.542635 $10.204584 $10.000000	$10.501545 $10.278238 $10.542635 $10.204584	573,813.629 595,022.369 456,655.384 140,874.387	70,424.600 73,851.263 50,359.526 20,431.164
41

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.569519 $11.159064 $10.933258 $10.000000	$10.860752 $10.569519 $11.159064 $10.933258	3,637,698.554 4,107,576.222 3,985,463.190 1,629,355.721	765,687.520 796,806.671 951,079.397 450,363.944
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.071777 $10.284791 $11.076094 $10.000000	$9.874429 $10.071777 $10.284791 $11.076094	201,358.961 225,639.976 133,864.494 55,617.989	20,589.681 21,136.268 17,333.970 6,627.013
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.449590 $14.121087 $13.597759 $10.000000	$14.787467 $15.449590 $14.121087 $13.597759	43,795.921 53,733.185 32,194.273 9,347.744	7,264.446 7,749.636 6,489.707 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.571222 $9.756885	$9.628744 $9.571222	877,052.902 855,911.939	179,600.327 150,519.160
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.939946 $10.658477	$9.971254 $9.939946	1,822,392.721 1,928,301.761	225,645.497 230,832.097
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.921370 $12.485262 $12.120421 $10.000000	$14.138380 $11.921370 $12.485262 $12.120421	174,257.031 133,590.169 93,338.730 36,267.066	37,363.813 34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.426091 $13.388277 $12.836738 $10.000000	$14.630748 $13.426091 $13.388277 $12.836738	251,818.788 244,212.580 209,993.651 76,374.754	63,848.804 57,911.681 57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.340155 $12.805686 $11.886217 $10.000000	$12.899171 $12.340155 $12.805686 $11.886217	41,464.006 49,820.000 29,753.079 17,600.467	18,471.343 18,286.272 21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331375 $10.416026 $11.213892 $10.000000	$10.220167 $10.331375 $10.416026 $11.213892	76,417.141 71,351.315 56,231.083 10,364.029	23,633.717 24,793.661 27,907.096 10,715.341
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.581429 $12.977138 $11.927318 $10.000000	$13.671914 $13.581429 $12.977138 $11.927318	97,923.113 108,445.891 71,042.619 35,679.078	19,004.724 17,288.377 18,539.715 8,665.049
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.159266 $10.025863	$9.567269 $9.159266	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.236054 $10.094693	$10.284108 $9.236054	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.561181 $10.024765	$9.886292 $9.561181	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.461824 $10.052083	$9.861893 $9.461824	0.000 0.000	0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.213835 $11.277288 $10.725322 $10.000000	$11.497994 $11.213835 $11.277288 $10.725322	209,774.588 205,920.314 152,756.274 56,486.277	4,873.332 4,888.211 6,217.435 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.857915 $12.887985 $11.988638 $10.000000	$14.048268 $12.857915 $12.887985 $11.988638	818,236.223 751,013.016 539,089.078 147,178.697	46,084.575 41,463.372 20,510.543 1,695.662
42

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.482506 $11.547038 $11.171618 $10.000000	$12.321080 $11.482506 $11.547038 $11.171618	1,500,270.625 1,177,244.433 833,877.928 232,056.438	422,247.468 321,613.538 130,945.965 10,243.815
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.162311 $12.560096 $11.803072 $10.000000	$14.133611 $13.162311 $12.560096 $11.803072	1,569,912.592 1,311,182.798 932,625.503 269,293.365	802,942.499 780,576.123 703,050.297 133,586.501
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.850493 $12.915654 $11.904007 $10.000000	$14.055048 $12.850493 $12.915654 $11.904007	1,644,795.067 1,437,930.245 1,147,723.314 401,760.499	472,855.742 487,660.569 417,952.422 143,570.284
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.042032 $10.725270 $11.234562 $10.000000	$10.196511 $10.042032 $10.725270 $11.234562	1,514,714.957 1,066,955.240 789,224.421 243,349.442	383,595.067 371,375.272 250,442.413 69,312.739
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.838471 $11.992238 $11.081541 $10.000000	$12.457995 $11.838471 $11.992238 $11.081541	872,804.716 820,924.406 374,891.990 96,971.498	65,239.700 87,634.908 60,819.881 5,164.836
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.939961 $13.100859 $11.928611 $10.000000	$13.712741 $12.939961 $13.100859 $11.928611	1,811,646.319 1,636,479.143 1,191,612.284 226,325.742	633,514.853 612,988.522 474,559.936 30,209.211
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.460505 $12.877596 $12.347138 $10.000000	$13.718602 $12.460505 $12.877596 $12.347138	834,498.510 786,988.063 664,468.037 116,986.679	590,907.643 597,913.642 509,792.218 28,735.814
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.695015 $12.281457 $11.722328 $10.000000	$12.570812 $11.695015 $12.281457 $11.722328	475,172.893 438,809.742 344,271.416 59,349.035	385,420.876 386,744.398 350,294.747 4,148.494
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.652772 $10.999388 $10.663753 $10.000000	$11.093887 $10.652772 $10.999388 $10.663753	77,192.453 80,168.178 47,459.645 16,632.257	1,360.509 1,370.985 1,051.756 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.570501 $9.729250 $9.890633 $10.000000	$9.414789 $9.570501 $9.729250 $9.890633	2,529,140.266 2,191,978.940 1,419,900.456 1,727,691.484	129,060.785 389,923.770 391,276.499 293,788.763
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	607,053.126 591,510.272 743,361.179 646,518.867	377,869.271 528,590.947 421,655.821 174,629.578
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	4,873,405.326 3,992,056.770 593,756.936 3,482.845	1,295,977.828 1,025,013.520 56,718.188 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.513983 $9.999548	$9.958681 $9.513983	3,775,134.284 1,158,801.050	137,431.910 86,336.103
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.099672 $10.083675	$10.362453 $10.099672	2,842,297.992 2,885,567.764	206,699.293 209,496.466
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.675723 $10.625854	$11.158176 $10.675723	11,047,852.821 11,262,307.802	511,125.331 517,685.257
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.327498 $10.294434	$10.692895 $10.327498	21,026,241.857 22,553,575.372	1,021,475.856 1,027,373.063
43

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.073363 $12.763329 $11.592033 $10.000000	$13.609114 $12.073363 $12.763329 $11.592033	497,742.472 452,357.793 350,201.422 50,867.318	54,615.055 58,274.557 40,531.568 17,393.577
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.453951	1,888.246	3,638.049
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.373728 $10.677395 $10.678265 $10.000000	$10.669705 $10.373728 $10.677395 $10.678265	3,446,210.459 2,697,990.690 1,318,519.902 481,118.236	217,493.582 142,335.930 85,374.412 27,382.182
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.138010	584,082.591	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.207126	34,498.768	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.713764 $10.905604 $10.580949	$11.056146 $10.713764 $10.905604	5,763,233.260 6,004,912.069 5,302,758.711	349,161.017 368,856.410 315,446.914
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.963197 $10.218080 $9.169134 $10.000000	$9.841655 $9.963197 $10.218080 $9.169134	254,399.794 269,804.906 166,490.280 63,241.310	79,437.969 96,222.885 34,995.610 2,843.462
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243877 $12.065997 $12.298900 $10.000000	$10.805595 $11.243877 $12.065997 $12.298900	267,965.672 185,124.496 138,837.629 45,252.660	20,065.931 18,927.320 16,528.296 212.264
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.811120 $13.551757 $12.548831 $10.000000	$14.292337 $14.811120 $13.551757 $12.548831	374,550.036 318,602.227 220,056.334 87,026.653	87,529.375 96,567.137 79,256.269 12,115.178
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.757236	$9.824634	1,176,801.915	377,095.840
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.894815 $13.156025 $11.735537 $10.000000	$14.095040 $12.894815 $13.156025 $11.735537	256,739.641 200,875.359 122,331.076 12,606.972	123,845.585 12,759.711 2,126.419 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.553342 $13.148614 $11.625085 $10.000000	$14.111462 $12.553342 $13.148614 $11.625085	1,256,831.186 1,085,894.934 837,321.324 158,057.554	564,964.063 512,188.209 478,670.027 166,792.762
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.568615 $11.103599	$10.326511 $10.568615	7,968,525.017 8,321,901.530	812,597.205 579,741.512
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.400519 $10.764074 $10.467013 $10.000000	$10.614697 $10.400519 $10.764074 $10.467013	41,373,742.345 43,849,362.943 32,717,032.490 11,386,700.818	3,581,122.810 3,555,666.443 2,546,744.945 798,390.673
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.333155 $10.577824 $10.218227 $10.000000	$10.578760 $10.333155 $10.577824 $10.218227	4,128,802.717 3,709,480.082 3,164,750.174 1,391,501.380	854,531.295 838,242.161 484,640.672 361,354.798
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.626009 $11.196321 $10.947869 $10.000000	$10.940622 $10.626009 $11.196321 $10.947869	16,077,902.033 18,189,318.936 15,685,951.390 5,548,339.779	2,194,620.116 2,242,972.614 1,812,793.691 691,025.466
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.125599 $10.319130 $11.090899 $10.000000	$9.947032 $10.125599 $10.319130 $11.090899	510,654.533 475,026.981 321,593.619 86,255.852	71,947.097 123,149.179 69,872.515 50,477.022
44

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.532106 $14.168189 $13.615904 $10.000000	$14.896156 $15.532106 $14.168189 $13.615904	195,210.569 179,702.738 97,340.585 21,836.602	11,321.235 18,841.047 4,691.635 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.622392 $9.795954	$9.699566 $9.622392	2,714,265.079 2,698,951.372	696,687.609 703,918.348
TA QS Investors Active Asset Allocation - Moderate - Service Class( Subaccount inception date May 1, 2015	2016 2015	$9.993076 $10.701153	$10.044591 $9.993076	7,724,174.203 8,448,771.881	361,235.792 422,477.154
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.985086 $12.526940 $12.136615 $10.000000	$14.242354 $11.985086 $12.526940 $12.136615	197,397.000 184,816.109 195,517.665 31,802.685	26,838.989 33,086.324 15,144.463 2,174.061
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.497831 $13.432961 $12.853885 $10.000000	$14.738321 $13.497831 $13.432961 $12.853885	979,522.859 897,268.173 635,617.289 162,884.426	572,024.370 520,458.178 448,300.487 114,130.104
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.406103 $12.848437 $11.902102 $10.000000	$12.994015 $12.406103 $12.848437 $11.902102	80,767.378 68,046.806 57,645.986 13,478.492	1,756.070 3,116.279 3,234.573 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.386586 $10.450790 $11.228868 $10.000000	$10.295319 $10.386586 $10.450790 $11.228868	158,312.402 116,947.050 83,460.367 26,244.915	71,016.529 81,745.215 27,618.553 2,941.474
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.653984 $13.020441 $11.943257 $10.000000	$13.772422 $13.653984 $13.020441 $11.943257	301,358.135 317,232.511 222,562.763 80,969.535	64,825.173 61,614.906 24,046.726 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.171584 $10.025918	$9.599241 $9.171584	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.248473 $10.094748	$10.318476 $9.248473	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.574028 $10.024820	$9.919318 $9.574028	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.474537 $10.052137	$9.894846 $9.474537	0.000 0.000	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	30,280.470 35,106.933 9,290.371 3,341.657	916.926 916.991 917.060 316.418
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.909472 $12.920273 $12.000655 $10.000000	$14.125713 $12.909472 $12.920273 $12.000655	50,654.867 55,108.672 42,593.715 21,856.165	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	256,528.386 129,429.028 95,272.296 40,691.480	2,412.170 891.519 891.586 306,167
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	111,703.967 102,363.806 59,543.877 28,219.573	843.916 843.975 844.039 292.644
45

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	167,258.437 180,983.619 140,755.081 79,993.089	3,396.859 1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.082239 $10.752102 $11.245813 $10.000000	$10.252663 $10.082239 $10.752102 $11.245813	93,863.642 62,230.205 43,496.061 24,943.959	893.454 893.517 893.584 306.855
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	111,343.243 106,706.324 126,709.755 98,079.100	51.506 1,332.808 43.027 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.991871 $13.133689 $11.940572 $10.000000	$13.788364 $12.991871 $13.133689 $11.940572	76,826.234 73,398.074 33,327.644 10,840.127	4,554.938 8,405.314 3,996.322 874.845
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.510483 $12.909862 $12.359513 $10.000000	$13.794257 $12.510483 $12.909862 $12.359513	72,320.811 79,593.785 58,450.028 35,108.203	4,364.502 6,303.126 2,230.758 565.913
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.741933 $12.312232 $11.734088 $10.000000	$12.64018 $11.741933 $12.312232 $11.734088	15,256.906 16,383.539 7,080.418 2,394.411	2,678.119 2,641.685 2,184.583 592.605
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.695419 $11.026900 $10.674440 $10.000000	$11.154969 $10.695419 $11.026900 $10.674440	4,921.799 3,420.804 2,728.542 14.971	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	626,376.121 707,102.360 484,704.900 384,089.323	37,098.281 69,487.436 177,092.938 20,842.924
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	301,656.634 267,110.460 229,240.493 118,019.127	8,061.509 222,803.237 3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	1,538,083.138 312,767.949	41,719.140 29,954.489
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.140218 $10.123783	$10.419628 $10.140218	1,094,806.862 1,159,925.012	25,948.682 77,128.335
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.718558 $10.668096	$11.219717 $10.718558	4,335,761.945 4,571,391.860	226,066.033 228,939.774
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.368927 $10.335349	$10.751867 $10.368927	7,579,996.726 7,996,618.555	440,299.391 390,159.713
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	100,809.586 102,379.804 24,158.172 3,449.318	2,091.537 4,816.818 4,238.242 1,452.199
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	2,206.028	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	642,459.808 271,892.069 107,725.203 83,325.946	16,879.171 9,834.841 5,868.073 4,642.464
46

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	121,401.258	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	0.000	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2016 2015 2014	$10.756731 $10.932929 $10.596743	$11.117111 $10.756731 $10.932929	2,625,133.628 2,567,035.293 2,300,269.186	146,573.925 140,032.535 86,264.053
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	41,809.349 40,772.499 28,645.858 15,048.486	13,702.573 13,181.159 3,004.891 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	26,356.163 23,615.654 16,288.672 3,643.075	2,245.743 1,273.012 1,181.460 2,596.771
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.870510 $13.585709 $12.561405 $10.000000	$14.371129 $14.870510 $13.585709 $12.561405	37,002.240 18,106.338 10,443.257 6,832.618	4,692.741 4,493.731 3,834.095 3,834.403
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.810440	$9.878813	388,177.948	15,079.019
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.946539 $13.188990 $11.747303 $10.000000	$14.172754 $12.946539 $13.188990 $11.747303	20,762.439 18,990.152 14,794.869 9,473.375	2,873.329 205.933 218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.603680 $13.181537 $11.636728 $10.000000	$14.189258 $12.603680 $13.181537 $11.636728	47,384.756 48,363.104 13,718.975 8,222.901	1,318.761 549.767 41.054 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.611010 $11.136967	$10.383466 $10.611010	3,482,149.355 3,721,268.972	211,333.233 197,075.933
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	14,581,221.436 15,477.858.340 12,187,086.849 4,153,049.354	1,679,383.988 1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	1,387,815.352 1,360,515.031 1,051,554.155 472,504.182	141,875.895 53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	6,925,239.245 7,503,400.105 6,394,792.700 2,385,027.830	1,043,001.393 447,757.940 324,414.451 167,039.670
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	67,721.082 74,501.988 22,115.469 6,050.885	4,405.566 4,113.192 1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.594387 $14.203680 $13.629550 $10.000000	$14.978293 $15.594387 $14.203680 $13.629550	52,228.770 40,030.272 11,736.698 4,582.366	0.000 0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.633965 $10.360804 $10.215816 $10.000000	$9.682095 $9.633965 $10.360804 $10.215816	15,165.693 13,126.121 10,589.140 911.781	1,398.069 349.435 342.550 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.660981 $9.825389	$9.753044 $9.660981	852,612.512 867,471.453	68,890.316 68,790.581
47

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.033147 $10.733291	$10.099967 $10.033147	3,554,789.443 3,801,333.872	120,679.287 163,912.016
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.033157 $12.558326 $12.148774 $10.000000	$14.320881 $12.033157 $12.558326 $12.148774	45,179.348 50,676.286 22,176.975 13,338.672	603.184 1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	77,359.197 74,762.460 33,870.139 17,070.291	7,516.759 6,730.362 3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.455840 $12.880606 $11.914030 $10.000000	$13.065637 $12.455840 $12.880606 $11.914030	36,531.161 35,446.170 532.878 557.189	656.952 663.886 381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	51,878.380 48,969.630 1,634.284 0.000	1,053.376 1,014.790 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.708735 $13.053061 $11.955227 $10.000000	$13.848351 $13.708735 $13.053061 $11.955227	32,649.136 27,846.539 20,269.017 2,683.729	3,787.096 3,787.389 3,787.673 3,787.978
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.180833 $10.025959	$9.623319 $9.180833	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.257796 $10.094789	$10.344340 $9.257796	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.583679 $10.024861	$9.944187 $9.583679	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.484091 $10.052178	$9.919649 $9.484091	0.000 0.000	0.000 0.000
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.154150 $11.239736 $10.711007 $10.000000	$11.414028 $11.154150 $11.239736 $10.711007	9,434.104 9,840.782 9,000.968 0.000	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.789581 $12.845122 $11.972638 $10.000000	$13.945752 $12.789581 $12.845122 $11.972638	48,425.764 43,397.324 14,836.998 3,032.105	11,935.628 10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.421386 $11.508571 $11.156691 $10.000000	$12.231100 $11.421386 $11.508571 $11.156691	125,375.141 136,584.843 124,625.235 75,409.507	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.092247 $12.518255 $11.787317 $10.000000	$14.030392 $13.092247 $12.518255 $11.787317	139,497.602 117,311.767 73,729.957 7,390.560	3,236.846 1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.782103 $12.872635 $11.888121 $10.000000	$13.952421 $12.782103 $12.872635 $11.888121	92,678.715 78,410.554 47,941.594 4,060.769	8,139.617 8,140.468 8,141.349 0.000
48

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.988567 $10.689533 $11.219555 $10.000000	$10.122025 $9.988567 $10.689533 $11.219555	70,342.309 60,278.897 48,336.863 3,967.271	5,567.923 6,070.271 17,696.639 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.775555 $11.952351 $11.066747 $10.000000	$12.367062 $11.775555 $11.952351 $11.066747	31,843.099 26,660.378 18,827.809 8,454.234	8,377.809 8,409.996 1,481.933 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.871210 $13.057295 $11.912701 $10.000000	$13.612683 $12.871210 $13.057295 $11.912701	84,361.938 71,779.179 48,597.327 5,426.899	8,726.561 9,406.280 25,555.544 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.394293 $12.834781 $12.330676 $10.000000	$13.618496 $12.394293 $12.834781 $12.330676	47,695.387 40,626.973 22,654.386 5,679.391	12,728.765 10,152.838 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.632854 $12.240598 $11.706687 $10.000000	$12.479053 $11.632854 $12.240598 $11.706687	15,630.870 19,247.083 19,252.996 4,447.118	0.000 0.000 6,583.318 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.596048 $10.962738 $10.649503 $10.000000	$11.012849 $10.596048 $10.962738 $10.649503	19,590.967 19,915.633 4,503.139 1,379.793	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.519630 $9.696876 $9.877422 $10.000000	$9.346067 $9.519630 $9.696876 $9.877422	243,890.953 277,759.711 396,217.631 90,198.082	12,677.178 5,687.306 41,382.544 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764256 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	46,527.727 89,228.355 95,314.411 210,089.217	17,411.343 93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.568485 $9.764245 $9.525381 $10.000000	$9.406713 $9.568485 $9.764256 $9.525381	111,829.738 110,429.233 0.000 0.000	27,645.527 25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.501238 $9.999493	$9.925511 $9.501238	150,444.478 57,566.766	22,323.135 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.045997 $10.030577	$10.286836 $10.045997	215,068.562 204,440.725	18,674.231 21,906.547
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.618972 $10.569889	$11.076736 $10.618972	1,111,646.403 892,504.923	124,429.338 85,400.703
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.272607 $10.240224	$10.614849 $10.272607	1,262,054.074 1,241,819.585	220,057.385 196,587.091
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.009190 $12.720876 $11.576563 $10.000000	$13.509790 $12.009190 $12.720876 $11.576563	71,574.028 65,792.181 25,568.190 2,148.970	16,423.660 12,251.595 4,000.694 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.437566	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.318589 $10.641864 $10.664010 $10.000000	$10.591830 $10.318589 $10.641864 $10.664010	186,312.011 118,330.320 55,897.666 7,586.979	16,223.661 15,368.222 19,367.446 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.122115	16,786.788	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998484	$10.191125	0.000	0.000
49

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.656801 $10.869310 $10.559938	$10.975426 $10.656801 $10.869310	817,126.762 742,044.014 646,604.816	40,850.734 32,297.872 26,566.895
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.910229 $10.184071 $9.156876 $10.000000	$9.769816 $9.910229 $10.184071 $9.156876	72,602.687 67,593.245 55,759.507 11,426.843	1,274.972 1,275.456 1,275.957 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.184105 $12.025854 $12.282490 $10.000000	$10.726709 $11.184105 $12.025854 $12.282490	28,807.094 23,234.471 10,292.833 1,753.473	6,597.840 7,189.010 11,873.757 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.732426 $13.506693 $12.532091 $10.000000	$14.188028 $14.732426 $13.506693 $12.532091	56,026.291 56,769.404 22,183.400 1,511.133	12,919.510 14,549.413 6,918.076 0.000
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.686786	$9.752899	181,032.708	22,248.021
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.826282 $13.112257 $11.719868 $10.000000	$13.992167 $12.826282 $13.112257 $11.719868	32,282.391 30,166.608 21,009.886 9,743.777	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.486620 $13.104874 $11.609569 $10.000000	$14.008471 $12.486620 $13.104874 $11.609569	77,306.783 80,374.625 26,566.340 6,008.446	15,270.734 14,690.235 12,734.689 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.512445 $11.059341	$10.251137 $10.512445	691,282.088 624,828.066	12,320.894 15,246.698
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.345237 $10.728264 $10.453037 $10.000000	$10.537220 $10.345237 $10.728264 $10.453037	1,882,202.749 1,933,811.807 1,381,841.447 493,178.589	204,974.696 218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.278238 $10.524635 $10.204584 $10.000000	$10.501545 $10.278238 $10.524635 $10.204584	435,801.824 434,904.196 341,982.745 149,500.111	19,385.552 21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.569519 $11.159064 $10.933258 $10.000000	$10.860752 $10.569519 $11.159064 $10.933258	1,263,569.815 1,282,251.974 1,124,097.518 526,666.776	349,166.994 393,437.249 474,131.875 309,942.162
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.071777 $10.284791 $11.076094 $10.000000	$9.874429 $10.071777 $10.284791 $11.076094	98,735.657 96,008.022 71,917.815 22,044.900	15,848.513 14,528.836 553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.449590 $14.121087 $13.597759 $10.000000	$14.787467 $15.449590 $14.121087 $13.597759	30,192.931 22,164.920 17,616.386 2,073.137	1,471.965 750.608 826.178 879.797
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.571222 $9.756885	$9.628744 $9.571222	331,994.542 256,226.179	90,297.440 54,207.755
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.939946 $10.658477	$9.971254 $9.939946	953,081.447 980,712.262	72,758.748 75,759.598
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.921370 $12.485262 $12.120421 $10.000000	$14.138380 $11.921370 $12.485262 $12.120421	41,587.288 44,061.410 20,777.098 8,039.206	6,804.281 6,649.604 4,270.387 0.000
50

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.426091 $13.388277 $12.836738 $10.000000	$14.630748 $13.426091 $13.388277 $12.836738	98,804.639 87,568.387 56,661.441 8,070.959	11,633.314 10,526.726 6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.340155 $12.805686 $11.886217 $10.000000	$12.899171 $12.340155 $12.805686 $11.886217	37,093.795 40,053.801 17,942.765 6,508.897	0.000 0.000 7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.331375 $10.416026 $11.213892 $10.000000	$10.220167 $10.331375 $10.416026 $11.213892	12,670.888 8,997.585 5,841.191 0.000	570.623 552.408 548.753 514.886
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.581429 $12.977138 $11.927318 $10.000000	$13.671914 $13.581429 $12.977138 $11.927318	70,976.762 59,368.306 40,316.323 3,649.583	13,370.947 13,615.598 0.000 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.159266 $10.025863	$9.567269 $9.159266	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.236054 $10.094693	$10.284108 $9.236054	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.561181 $10.024765	$9.886292 $9.561181	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.461824 $10.052083	$9.861893 $9.461824	0.000 0.000	0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.213835 $11.277288 $10.725322 $10.000000	$11.497994 $11.213835 $11.277288 $10.725322	103,344.061 108,369.734 81,020.802 58,159.861	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.857915 $12.887985 $11.988638 $10.000000	$14.048268 $12.857915 $12.887985 $11.988638	416,577.523 378,916.414 210,244.968 84,301.684	33,668.898 22,555.461 12,929.527 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.482506 $11.547038 $11.171618 $10.000000	$12.321080 $11.482506 $11.547038 $11.171618	354,306.620 129,465.970 84,420.926 28,670.208	1,292.062 1,292.062 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.162311 $12.560096 $11.803072 $10.000000	$14.133611 $13.162311 $12.560096 $11.803072	512,998.655 386,765.862 183,200.735 88,512.783	18,834.121 13,108.322 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.850493 $12.915654 $11.904007 $10.000000	$14.055048 $12.850493 $12.915654 $11.904007	313,787.018 277,566.627 127,507.280 44,091.114	15,299.527 7,079.262 1,191.830 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.042032 $10.725270 $11.234562 $10.000000	$10.196511 $10.042032 $10.725270 $11.234562	385,929.153 341,886.626 117,470.611 31,502.074	3,628.369 2,796.999 15,699.939 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.838471 $11.992238 $11.081541 $10.000000	$12.457995 $11.838471 $11.992238 $11.081541	116,027.974 64,828.891 45,719.731 13,141.248	2,177.198 2,177.606 0.000 0.000
51

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.939961 $13.100859 $11.928611 $10.000000	$13.712741 $12.939961 $13.100859 $11.928611	705,896.451 616,608.706 279,874.719 96,693.583	42,288.414 37,643.192 21,243.648 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.460505 $12.877596 $12.347138 $10.000000	$13.718602 $12.460505 $12.877596 $12.347138	190,049.345 178,370.115 85,846.326 39,168.540	30,915.814 25,487.520 233.954 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.695015 $12.281457 $11.722328 $10.000000	$12.570812 $11.695015 $12.281457 $11.722328	194,493.590 130,608.979 76,688.615 45,387.595	1,384.230 708.193 13,110.657 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.652772 $10.999388 $10.663753 $10.000000	$11.093887 $10.652772 $10.999388 $10.663753	24,574.701 21,957.091 16,401.849 5,693.321	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.570501 $9.729250 $9.890633 $10.000000	$9.414789 $9.570501 $9.729250 $9.890633	651,219.695 256,144.371 272,381.377 273,237.858	62,393.394 123,950.244 129,198.067 54,116.854
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	391,135.740 384,028.451 268,489.196 304,703.505	47,264.770 61,862.441 39,148.002 17,890.737
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.619634 $9.796865 $9.538127 $10.000000	$9.475894 $9.619634 $9.796865 $9.538127	378,141.994 207,941.319 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.513983 $9.999548	$9.958681 $9.513983	532,434.301 137,851.607	17,291.115 2,591.378
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.099672 $10.083675	$10.362453 $10.099672	928,990.251 856,205.460	123,164.421 115,304.740
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.675723 $10.625854	$11.158176 $10.675723	2,611,047.672 2,283,550.929	84,467.670 79,227.937
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.327498 $10.294434	$10.692895 $10.327498	5,051,028.756 5,248,318.848	381,110.935 382,773.770
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.073363 $12.763329 $11.592033 $10.000000	$13.609114 $12.073363 $12.763329 $11.592033	130,464.286 106,385.902 70,215.684 29,345.321	80,602.059 61,101.456 735.115 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.453951	1,914.929	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.373728 $10.677395 $10.678265 $10.000000	$10.669705 $10.373728 $10.677395 $10.678265	507,861.362 303,497.161 231,604.940 152,276.630	62,496.075 8,098.932 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.138010	56,026.628	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998648	$10.207126	85,587.877	2,184.903
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.713764 $10.905604 $10.580949	$11.056146 $10.713764 $10.905604	1,790,479.197 1,763,861.611 1,477,360.858	244,211.712 237,385.769 210,272.067
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.963197 $10.218080 $9.169134 $10.000000	$9.841655 $9.963197 $10.218080 $9.169134	126,031.307 106,212.446 65,088.757 25,062.523	5,523.241 1,088.278 290.463 0.000
52

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.243877 $12.065997 $12.298900 $10.000000	$10.805595 $11.243877 $12.065997 $12.298900	114,425.072 102,490.632 51,016.607 20,575.953	277.359 263.805 244.915 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.811120 $13.551757 $12.548831 $10.000000	$14.292337 $14.811120 $13.551757 $12.548831	116,242.016 90,136.861 27,832.345 8,425.958	31,004.285 32,628.453 13,767.379 0.000
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.757236	$9.824634	612,294.356	91,888.994
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.894815 $13.156025 $11.735537 $10.000000	$14.095040 $12.894815 $13.156025 $11.735537	80,987.930 58,688.900 46,929.107 20,380.021	0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.553342 $13.148614 $11.625085 $10.000000	$14.111462 $12.553342 $13.148614 $11.625085	442,182.240 364,683.580 179,960.749 41,446.858	32,321.750 25,749.865 14,642.890 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.568615 $11.103599	$10.326511 $10.568615	2,004,824.695 1,961,794.390	191,782.753 176,698.012
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.400519 $10.764074 $10.467013 $10.000000	$10.614697 $10.400519 $10.764074 $10.467013	8,613,943.715 8,441,505.556 5,869,627.642 1,726,331.463	537,203.307 503,966.935 328,294.369 116,149.251
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.333155 $10.577824 $10.218227 $10.000000	$10.578760 $10.333155 $10.577824 $10.218227	1,054,917.409 883,815.205 645,122.969 239,796.021	168,193.471 170,754.765 166,405.891 57,881.192
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.626009 $11.196321 $10.947869 $10.000000	$10.940622 $10.626009 $11.196321 $10.947869	4,213,117.486 4,554,813.515 3,576,273.140 969,869.167	533,647.594 550,928.252 496,920.946 210,717.506
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.125599 $10.319130 $11.090899 $10.000000	$9.947032 $10.125599 $10.319130 $11.090899	127,468.738 98,424.016 29,813.216 11,128.316	43,112.311 32,549.782 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.532106 $14.168189 $13.615904 $10.000000	$14.896156 $15.532106 $14.168189 $13.615904	111,495.989 77,858.122 41,984.642 21,779.951	1,128.897 188.886 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.622392 $9.795954	$9.699566 $9.622392	890,505.093 796,238.145	135,630.230 119,813.991
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.993076 $10.701153	$10.044591 $9.993076	3,112,988.394 3,239,400.920	109,899.216 140,604.449
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.985086 $12.526940 $12.136615 $10.000000	$14.242354 $11.985086 $12.526940 $12.136615	158,875.374 112,488.186 78,004.681 42,702.022	18,888.818 14,949.583 7,425.367 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.497831 $13.432961 $12.853885 $10.000000	$14.738321 $13.497831 $13.432961 $12.853885	416,228.878 392,039.879 179,964.924 39,600.053	29,528.216 24,465.957 14,129.806 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.406103 $12.848437 $11.902102 $10.000000	$12.994015 $12.406103 $12.848437 $11.902102	72,640.289 63,474.880 22,093.884 6,590.024	177.889 0.000 14,409.570 0.000
53

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.386586 $10.450790 $11.228868 $10.000000	$10.295319 $10.386586 $10.450790 $11.228868	54,355.635 48,287.686 16,873.801 4,438.711	0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.653984 $13.020441 $11.943257 $10.000000	$13.772422 $13.653984 $13.020441 $11.943257	107,747.221 143,528.414 66,253.371 66,386.607	33,680.758 30,544.032 0.000 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.171584 $10.025918	$9.599241 $9.171584	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.248473 $10.094748	$10.318476 $9.248473	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.574028 $10.024820	$9.919318 $9.574028	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.474537 $10.052137	$9.894846 $9.474537	0.000 0.000	0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.258732 $11.305513 $10.736082 $10.000000	$11.561320 $11.258732 $11.305513 $10.736082	3,173.549 3,854.136 5,712.878 2,961.832	0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.909472 $12.920273 $12.000655 $10.000000	$14.125713 $12.909472 $12.920273 $12.000655	13,222.252 11,596.999 7,292.741 5,060.065	0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.528463 $11.575911 $11.182807 $10.000000	$12.388916 $11.528463 $11.575911 $11.182807	39,097.399 42,887.643 27,674.658 5,460.794	0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.214983 $12.591497 $11.814889 $10.000000	$14.211415 $13.214983 $12.591497 $11.814889	21,217.469 19,646.958 16,705.093 5,605.280	7,052.161 2,808.820 2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.901927 $12.947953 $11.915942 $10.000000	$14.132425 $12.901927 $12.947953 $11.915942	47,054.070 53,371.657 25,761.866 2,342.830	10,603.031 6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(1) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.082239 $10.752102 $11.245813 $10.000000	$10.252663 $10.082239 $10.752102 $11.245813	28,857.342 37,311.146 13,850.687 4,393.718	2,999.251 2,783.824 2,593.533 1,087.418
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.885961 $12.022287 $11.092651 $10.000000	$12.526690 $11.885961 $12.022287 $11.092651	36,287.441 38,368.522 27,202.761 787.780	1,432.437 1,432.564 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.991871 $13.133689 $11.940572 $10.000000	$13.788364 $12.991871 $13.133689 $11.940572	59,810.170 70,207.323 40,929.381 2,648.529	1,298.030 1,298.145 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.510483 $12.909862 $12.359513 $10.000000	$13.794257 $12.510483 $12.909862 $12.359513	31,514.374 27,524.821 17,024.895 6,157.133	5,721.750 1,297.454 0.000 0.000
54

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.741933 $12.312232 $11.734088 $10.000000	$12.640148 $11.741933 $12.312232 $11.734088	20,872.593 7,672.671 2,322.768 329.048	2,731.025 2,731.268 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.695419 $11.026900 $10.674440 $10.000000	$11.154969 $10.695419 $11.026900 $10.674440	1,742.727 8,158.155 0.000 0.000	0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.608897 $9.753638 $9.900559 $10.000000	$9.466711 $9.608897 $9.753638 $9.900559	439,922.723 280,150.191 225,841.736 165,630.010	11,479.840 14,445.096 47,232.910 5,372.471
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	119,606.397 132,788.810 97,541.816 64,588.028	31,106.091 175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$9.658209 $9.821416 $9.547700 $10.000000	$9.528141 $9.658209 $9.821416 $9.547700	0.000 0.000 0.000 0.000	0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.523565 $9.999589	$9.983636 $9.523565	294,753.096 154,755.213	19,169.112 0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.140218 $10.123783	$10.419628 $10.140218	274,089.829 298,760.640	6,444.371 6,446.225
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.718558 $10.668096	$11.219717 $10.718558	734,739.428 663,103.276	35,200.153 47,077.128
TA Asset Allocation - Moderate - Service Class Subaccount inception date December 22, 2015	2016 2015	$10.368927 $10.335349	$10.751867 $10.368927	1,753,022.352 1,750,782.475	27,975.783 28,690.952
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.121779 $12.795301 $11.603659 $10.000000	$13.684145 $12.121779 $12.795301 $11.603659	28,400.164 17,505.163 26,922.556 1,618.992	2,923.173 3,037.201 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.466249	0.000	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.415362 $10.704160 $10.688977 $10.000000	$10.728561 $10.415362 $10.704160 $10.688977	207,182.216 94,909.792 34,490.769 5,947.822	14,400.859 3,458.811 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.149951	21,045.597	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount inception date March 21, 2016	2016	$9.998771	$10.219150	789.832	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2016 2015 2014	$10.756731 $10.932929 $10.596743	$11.117111 $10.756731 $10.932929	896,637.676 791,918.911 575,485.283	32,393.126 30,150.214 38,773.744
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.003181 $10.243698 $9.178335 $10.000000	$9.895937 $10.003181 $10.243698 $9.178335	45,051.426 37,615.367 12,732.147 2,807.881	4,773.092 2,628.568 1,651.335 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$11.288974 $12.096220 $12.311215 $10.000000	$10.865180 $11.288974 $12.096220 $12.311215	7,348.457 3,851.557 1,233.186 2,596.771	919.705 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$14.870510 $13.585709 $12.561405 $10.000000	$14.371129 $14.870510 $13.585709 $12.561405	40,436.435 74,367.030 2,945.908 3,295.572	48.200 0.000 0.000 0.000
55

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class(6) Subaccount inception date December 15, 2016	2016	$9.810440	$9.878813	185,331.545	10,658.494
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.946539 $13.188990 $11.747303 $10.000000	$14.172754 $12.946539 $13.188990 $11.747303	25,731.864 8,182.746 2,074.721 0.000	726.310 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.603680 $13.181537 $11.636728 $10.000000	$14.189258 $12.603680 $13.181537 $11.636728	46,504.640 27,815.391 20,951.676 2,471.024	2,372.616 2,318.462 2,384.885 1,069.548
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.611010 $11.136967	$10.383466 $10.611010	945,729.337 873,993.923	68,998.581 69,468.896
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.442242 $10.791045 $10.477507 $10.000000	$10.673248 $10.442242 $10.791045 $10.477507	2,332,844.715 2,328,082.359 1,646,991.494 405,855.260	171,863.094 167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.374622 $10.604339 $10.228484 $10.000000	$10.637121 $10.374622 $10.604339 $10.228484	526,017.691 539,455.465 428,411.367 298,286.411	21,139.483 22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.668632 $11.224368 $10.958846 $10.000000	$11.000943 $10.668632 $11.224368 $10.958846	1,544,060.322 1,570,746.346 1,260,467.572 386,346.006	146,194.092 151,303.992 92,786.203 28,550.047
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.166224 $10.344990 $11.102015 $10.000000	$10.001895 $10.166224 $10.344990 $11.102015	27,792.406 19,272.819 14,411.718 902.411	2,544.300 2,289.919 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$15.594387 $14.203680 $13.629550 $10.000000	$14.978293 $15.594387 $14.203680 $13.629550	24,736.536 32,460.757 15,492.823 13,726.551	3,019.165 2,341.804 2,463.820 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2016 2015 2014 2013	$9.633965 $10.360804 $10.215816 $10.000000	$9.682095 $9.633965 $10.360804 $10.215816	1,409.642 97.291 85.504 0.000	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2016 2015	$9.660981 $9.825389	$9.753044 $9.660981	400,252.985 343,365.880	15,230.371 13,091.647
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2015	2016 2015	$10.033147 $10.733291	$10.099967 $10.033147	891,431.770 889,317.117	41,817.755 42,527.308
TA Small Mid Cap Value - Service Class(7) Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.033157 $12.558326 $12.148774 $10.000000	$14.320881 $12.033157 $12.558326 $12.148774	29,713.242 45,127.295 12,120.022 0.000	3,825.711 2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.551960 $13.466613 $12.866763 $10.000000	$14.819586 $13.551960 $13.466613 $12.866763	26,886.634 24,179.915 17,924.395 11,818.614	2,196.281 2,158.403 2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$12.455840 $12.880606 $11.914030 $10.000000	$13.065637 $12.455840 $12.880606 $11.914030	1,035.796 1,076.790 2,080.534 2,317.261	0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$10.428264 $10.476993 $11.240128 $10.000000	$10.352100 $10.428264 $10.476993 $11.240128	8,608.636 29,318.727 1,195.579 0.000	969.459 0.000 0.000 0.000
56

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2016 2015 2014 2013	$13.708735 $13.053061 $11.955227 $10.000000	$13.848351 $13.708735 $13.053061 $11.955227	9,148.504 10,689.182 4,947.493 0.000	6,318.613 1,306.023 1,361.806 0.000
Voya Global Perspectives - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.180833 $10.025959	$9.623319 $9.180833	0.000 0.000	0.000 0.000
Voya Large Cap Value - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.257796 $10.094789	$10.344340 $9.257796	0.000 0.000	0.000 0.000
Voya Strategic Allocation Conservative - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.583679 $10.024861	$9.944187 $9.583679	0.000 0.000	0.000 0.000
Voya Strategic Allocation Moderate - Class S(3) Subaccount inception date May 1, 2015	2016 2015	$9.484091 $10.052178	$9.919649 $9.484091	0.000 0.000	0.000 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.14% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 30, 2016, GE Investments Total Return Fund was renamed State Street Total Return V.I.S. Fund.
(5)	Effective December 16, 2016, TA Voya Mid Cap Opportunities was merged into TA Janus Mid-Cap Growth.
(6)	Effective December 16, 2016, TA Voya Limited Maturity Bond was merged into TA JPMorgan Core Bond. Due to merger TA JPMorgan Core Bond was added.
(7)	Effective December 5, 2016, TA Systematic Small/Mid Cap Value was renamed TA Small/Mid Cap Value.
The TA International Equity Index and TA U.S. Equity Index had not commenced operation as of December 31, 2016, therefore, comparable data is not available.
57

APPENDIX
Prior Withdrawal/ Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
New York Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 0.00% 4.80% 5.80%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 0.00% 4.70% 5.70%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to March 31, 2017	5.50%
58

APPENDIX
Prior Withdrawal/ Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
Growth Percentages
Date	Percentage
May 1, 2016 to March 31, 2017	5.50%
59

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Life Insurance Company

Years Ended December 31, 2016, 2015 and 2014

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2016, 2015 and 2014

Report of Independent Auditors

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Life Insurance Company (the “Company”), which comprise the statutory balance sheet as of December 31, 2016 and 2015, and the related statutory statements of operations, of changes in capital and surplus, and of cash flow for the years ended December 31, 2016, 2015, and 2014.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015 or the results of its operations or its cash flows for the years ended December 31, 2016, 2015, and 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2016 and 2015 and the results of its operations and its cash flows for the years ended December 31, 2016, 2015 and 2014, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Global Preferred Re Limited into the Company on January 1, 2016 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for its investment in Transamerica Life (Bermuda), Ltd. (TLB), a wholly-owned Bermuda domiciled life subsidiary in 2016. Our opinion is not modified with respect to this matter

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other Than Investments in Related Parties as of December 31, 2016 and the Supplementary Insurance Information and Reinsurance as of December 31, 2016 and 2015 and for the years then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other Than Investments in Related Parties as of December 31, 2016 and the Supplementary Insurance Information and Reinsurance as of December 31, 2016 and 2015 and for the years then ended do not present fairly, in conformity with accounting principles generally accepted in the United States of America. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2016	2015
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$1,470,814	$2,280,106
Bonds:
Affiliated entities	4,982	63,750
Unaffiliated entities	38,627,052	34,109,703
Preferred stocks
Affiliated entities	7,162	7,162
Unaffiliated entities	95,547	99,102
Common stocks:
Affiliated entities (cost: 2016 - $1,563,014; 2015 - $1,328,112)	2,352,862	1,961,018
Unaffiliated entities (cost: 2016 - $179,505; 2015 - $111,416)	194,833	126,649
Mortgage loans on real estate	5,641,558	5,363,099
Real estate, at cost less accumulated depreciation (2016 - $65,765; 2015 - $43,305):
Home office properties	84,670	94,268
Investment properties	8,112	8,132
Properties held for sale	29,115	29,115
Policy loans	607,746	649,738
Receivables for securities	120,312	17,469
Securities lending reinvested collateral assets	2,303,603	2,760,922
Derivatives	866,950	1,157,993
Receivable for derivative cash collateral posted to counterparty	10,715	18,789
Other invested assets	1,927,635	2,653,261

Total cash and invested assets	54,353,668	51,400,275
Accrued investment income	510,947	474,961
Cash surrender value of life insurance policies	347,214	338,835
Premiums deferred and uncollected	149,211	139,516
Current federal income tax recoverable	524,017	237,608
Net deferred income tax asset	863,844	783,107
Reinsurance receivables	158,288	90,803
Receivable from parent, subsidiaries and affiliates	111,305	59,963
Accounts receivable	137,488	206,315
General agents pension fund	47,650	48,200
Reinsurance deposit receivables	199,500	203,429
Variable annuity reserve hedge offset deferral	575,869	—
Other assets	36,739	37,699
Separate account assets	73,774,288	72,128,772

Total admitted assets	$131,790,028	$126,149,483

3

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2016	2015
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$15,074,311	$15,303,716
Annuity	17,190,070	15,701,229
Accident and health	5,110,678	4,824,046
Policy and contract claim reserves:
Life	283,287	342,120
Accident and health	265,766	259,538
Liability for deposit-type contracts	3,370,720	2,739,298
Other policyholders’ funds	18,126	18,987
Transfers from separate accounts due or accrued including $(1,472,484) and $(1,605,754) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2016 and 2015, repectively)	(1,515,226)	(1,633,610)
Funds held under reinsurance treaties	3,603,948	3,381,363
Amounts withheld or retained	167,500	175,637
General expenses due or accrued	176,650	149,338
Remittances and items not allocated	263,232	246,306
Asset valuation reserve	813,683	740,321
Interest maintenance reserve	894,015	967,414
Derivatives	1,314,458	795,914
Municipal reverse repurchase agreements	91,808	90,299
Payable for derivative cash collateral	714,431	1,057,984
Payable for securities lending	2,303,603	2,760,922
Borrowed money	2,267,594	496,528
Payable to parent, subsidiaries and affiliates	115,256	18,965
Other liabilities	376,308	251,903
Separate account liabilities	73,655,055	72,012,055

Total liabilities	$126,555,273	$120,700,273
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31,
Class B common stock, $750 par value, 10,000 shares authorized, 3,697.27 issued and outstanding	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2016 and 2015; Series B, $10 per share par value, 250,000 shares authorized, 85,717 and 117,154 shares issued and outstanding total liquidation value - $857,170 and $1,171,540) at December 31, 2016 and 2015	1,282	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2016 and 2015	(58,000)	(58,000)
Surplus notes	150,000	150,000
Paid-in surplus	2,789,513	3,120,362
Special surplus funds	577,936	2,292
Unassigned surplus	1,767,262	2,226,197

Total capital and surplus	5,234,755	5,449,210

Total liabilities and capital and surplus	$131,790,028	$126,149,483

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,194,339	$1,113,373	$2,393,662
Annuity	12,204,065	12,919,985	16,656,875
Accident and health	624,248	771,929	(2,795,472)
Net investment income	2,453,818	2,326,992	2,359,512
Amortization of interest maintenance reserve	79,380	93,679	43,809
Commissions and expense allowances on reinsurance ceded	451,545	581,823	88,656
Income from fees associated with investment management, administration and contract guarantees for separate accounts	1,247,856	1,187,712	978,879
Reserve adjustment on reinsurance ceded	13,653	(191,378)	3,773,911
Consideration received on reinsurance recapture and novations	7,326	49,723	195,620
Income from administrative service agreement with affiliate	136,494	133,831	124,653
Other income	146,486	141,506	116,319

	18,559,209	19,129,175	23,936,424
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,543,390	1,376,035	1,305,025
Accident and health benefits	327,969	427,224	750,045
Annuity benefits	1,157,200	1,201,449	1,135,988
Surrender benefits	9,770,320	9,855,357	8,258,924
Other benefits	154,153	120,151	133,925
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(229,405)	124,129	(212,366)
Annuity	1,488,841	(1,787,418)	933,763
Accident and health	286,632	304,113	143,401

	14,499,100	11,621,040	12,448,705
Insurance expenses:
Commissions	1,029,935	1,324,189	1,486,330
General insurance expenses	891,388	913,754	951,122
Taxes, licenses and fees	125,864	127,072	131,974
Net transfers to (from) separate accounts	1,365,071	5,151,619	8,510,290
Funds withheld ceded investment income	(18,134)	63,878	247,693
Reinsurance transaction - modco reserve adjustment on reinsurance assumed	(188,295)	(228,984)	(243,577)
Consideration paid on reinsurance recapture transactions	41,012	861	67,769
IMR adjustment due to reinsurance	81,293	—	—
Other expenses	47,650	(1,242)	4,660

	3,375,784	7,351,147	11,156,261

Total benefits and expenses	17,874,884	18,972,187	23,604,966

Gain (loss) from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital gains (losses) on investments	$684,327	$156,988	$331,458

5

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Dividends to policyholders	$5,969	$5,894	$8,045

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains (losses) on investments	678,358	151,094	323,413
Federal income tax (benefit) expense	(101,441)	(9,618)	258,554

Gain (loss) from operations before net realized capital gains (losses) on investments	779,799	160,712	64,859
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(308,708)	(343,731)	288,762

Net income (loss)	$471,091	$(183,019)	$353,621

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2014
As originally presented	$6,762	$1,597	$(58,000)	$150,000	$3,410,534	$—	$1,271,902	$4,782,795
Merger of Global Preferred Reinsurance (GPRe)	250	—	—	—	17,411	—	(39,382)	(21,721)
Merger adjustment - retire GPRe stock	(250)	—	—	—	250	—	—	—

Balance at January 1, 2014	6,762	1,597	(58,000)	150,000	3,428,195	—	1,232,520	4,761,074
Net income (loss)	—	—	—	—	—	—	353,621	353,621
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	—	902,174	902,174
Change in net deferred income tax asset	—	—	—	—	—	—	(263,473)	(263,473)
Change in nonadmitted assets	—	—	—	—	—	—	418,748	418,748
Change in asset valuation reserve	—	—	—	—	—	—	127,971	127,971
Change in surplus as a result of reinsurance	—	—	—	—	—	—	224,000	224,000
Dividends to stockholders	—	—	—	—	—	—	(500,000)	(500,000)
Other changes - net	—	—		—	5,552	667	(30,776)	(24,557)

Balance at December 31, 2014	$6,762	$1,597	$(58,000)	$150,000	$3,433,747	$667	$2,464,785	$5,999,558
Net income (loss)	—	—	—	—	—	—	(183,019)	(183,019)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	—	95,872	95,872
Change in net deferred income tax asset	—	—	—	—	—	—	300,765	300,765
Change in nonadmitted assets	—	—	—	—	—	—	(318,398)	(318,398)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(108,266)	(108,266)
Dividends to stockholders	—	—	—	—	—	—	(50,000)	(50,000)
Return of Capital	—	—	—	—	(300,000)	—	—	(300,000)
Other changes - net	—	—	—	—	(13,385)	1,625	24,458	12,698

Balance at December 31, 2015	$6,762	$1,597	$(58,000)	$150,000	$3,120,362	$2,292	$2,226,197	$5,449,210

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Treasury Stock	Stock		Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2015	$6,762	$1,597	$(58,000)		$150,000	$3,120,362	$2,292	$2,226,197	$5,449,210
Net income (loss)	—	—	—		—	—	—	471,091	471,091
Change in net unrealized capital gains/losses, net of tax	—	—	—		—	—	575,869	(688,997)	(113,128)
Change in net deferred income tax asset	—	—	—		—	—	—	183,306	183,306
Change in non admitted assets	—	—	—		—	—	—	114,741	114,741
Change in asset valuation reserve	—	—	—		—	—	—	60,538	60,538
Cumulative effect of change in accounting principles	—	—	—		—	—	—	(276,042)	(276,042)
Return of capital	—	—	—		—	(314,056)	—	—	(314,056)
Dividends to stockholders	—	—	—		—	—	—	(385,630)	(385,630)
Other changes - net	—	(315)	—		—	(16,794)	(225)	62,057	44,724

Balance at December 31, 2016	$6,762	$1,282	$(58,000	)$	150,000	$2,789,513	$577,936	$1,767,262	$5,234,755

See accompanying notes.

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Operating activities
Premiums collected, net of reinsurance	12,158,028	14,868,206	16,205,618
Net investment income	2,356,181	2,306,617	2,356,404
Miscellaneous income	2,011,519	1,759,927	5,298,353
Benefit and loss related payments	(13,002,709)	(12,846,598)	(11,520,995)
Net transfers from separate accounts	(1,237,126)	(5,214,145)	(8,823,241)
Commissions, expenses paid and other deductions	(1,897,305)	(2,202,781)	(1,467,343)
Dividends paid to policyholders	(6,935)	(7,743)	(8,250)
Federal income taxes (paid) received	(203,264)	(279,806)	(288,721)

Net cash provided by operating activities	178,389	(1,616,322)	1,751,826
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	10,795,896	13,740,477	8,362,600
Stocks	26,673	53,649	108,717
Mortgage loans	705,232	881,722	1,040,891
Real estate and properties held for sale	14,667	—	28,084
Other invested assets	921,210	614,621	635,395
Securities lending reinvested collateral assets	457,319	145,338	347,507
Derivatives	—	—	255,580
Miscellaneous proceeds	16,389	17,797	117,780

Total investment proceeds	12,937,386	15,453,602	10,896,555
Costs of investments acquired:
Bonds	(12,682,216)	(12,145,728)	(6,214,330)
Stocks	(210,597)	(24,188)	(307,013)
Mortgage loans	(740,949)	(733,005)	(853,948)
Real estate and properties held for sale	(2,809)	(10,202)	(13,410)
Other invested assets	(404,878)	(1,516,458)	(239,060)
Payable for securities	(102,843)	(15,477)	(18,033)
Derivatives	(185,514)	(455,642)	—
Miscellaneous applications	(151,001)	(229,914)	(49,870)

Total cost of investments acquired	(14,480,806)	(15,130,616)	(7,695,664)
Net increase (decrease) in policy loans	41,992	39,965	32,811

Net cost of investments acquired	(14,438,815)	(15,090,650)	(7,662,853)

Net cash provided by (used in) investing activities	(1,501,428)	362,952	3,233,701

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Financing and miscellaneous activities
Change in:
Net deposits on deposit-type contracts an other insurance liabilities	(217,744)	(328,515)	(624,703)
Borrowed funds	1,769,852	30,508	202,000
Funds held under reinsurance treaties with unauthorized reinsurers	(108,899)	688,121	(2,527,186)
Receivable from parent, subsidiaries and affiliates	(51,647)	111,599	(140,456)
Payable to parent, subsidiaries and affiliates	96,291	9,145	(17,220)
Payable for securities lending	(457,319)	(145,338)	(347,507)
Other cash (applied) provided	201,917	353,324	145,202
Dividends to stockholders	(385,630)	(50,000)	(500,000)
Capital contribution provided	(333,074)	(327,213)	(14,681)

Net cash used in financing and miscellaneous activities	513,747	341,632	(3,824,550)

Net increase (decrease) in cash, cash equivalents and short-term investments	(809,292)	(911,738)	1,160,977
Cash, cash equivalents and short-term investments:
Beginning of year	2,280,106	3,191,844	2,030,868

End of year	1,470,814	2,280,106	3,191,844

See accompanying notes.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2016

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

Prior to September 30, 2015, all outstanding common shares of the Company were owned by Transamerica International Holdings, Inc. (TIHI). Prior to September 29, 2015, the Series B preferred shares of the Company were owned by Transamerica Corporation (TA Corp) and AEGON USA, LLC (AEGON). On September 29, 2015, TA Corp and AEGON contributed their respective share of the Company’s Series B preferred share to TIHI. Effective September 30, 2015, TIHI merged into CGC. As a result of this merger, the Company is now wholly-owned by CGC.

On December 31, 2015, AEGON merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

On January 1, 2016, the Company completed a merger with Global Preferred Re Limited (GPRe), a Bermuda-domiciled affiliate. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of GPRe were carried forward to the merged company. As a result of the merger, GPRe’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock.

Summarized financial information for the Company and GPRe presented separately for periods prior to the merger is as follows:

	Year Ended December 31 2015	Year Ended December 31 2014
Revenues:
Company	$19,078,332	$23,904,030
GPRe	50,842	32,394

	$19,129,174	$23,936,424

Net income (loss):
Company	$(250,873)	$335,423
GPRe	67,853	18,198

	$(183,020)	$353,621

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2015	December 31 2014
Assets:
Company	$126,035,999	$126,211,096
GPRe	88,529	105,579
Change in deferred tax admissibility due to merger	24,955	53,208

	$126,149,483	$126,369,883

Liabilities:
Company	$120,577,357	$120,211,966
GPRe	122,916	158,359

	$120,700,273	$120,370,325

Capital and surplus:
Company	$5,458,642	$5,999,130
GPRe	(37,685)	(51,780)
Change in deferred tax admissibility due to merger	28,253	52,208

	$5,449,210	$5,999,558

On October 1, 2015, the Company completed a merger with Stonebridge Life Insurance Company (SLIC). The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of SLIC were carried forward to the merged company. As a result of the merger, SLIC’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third-party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash instrument and replicated asset. For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual (NAIC SAP).

Subsidiaries: Investments in subsidiaries, controlled and affiliated companies (SCA) companies are state in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Goodwill: Goodwill is measured as the difference between the cost of acquiring the entity and the reporting entity’s share of the book value of the acquired entity. Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and investment grade issuers, where the Company has concerns, to determine if an OTTI has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2016 and 2015, the Company excluded investment income due and accrued of $924 and $3,563 respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities. (B) Replications, (C) income generation and (D) held for other investment/risk management activities do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities.

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a USD denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the S&P or other global market financial index) and floating leg (tied to LIBOR) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as capital and surplus in the financial statements.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheet and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. Gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect, converts a fixed U.S. Treasury into a hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company holds some warrants linked to an Argentina Government Gross Domestic Product (GDP) as part of an authorized workout from the Argentina Brady Bonds. The Company was put into these warrants and did not voluntarily convert into these types of instruments. The Company does not have any downside risk to the warrants, and only receives a payment if the GDP is above a specific threshold. These warrants are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus. At December 31, 2015, all warrants had matured for the Company. The Company had realized gains totaling $4,225 for the year ended December 31, 2015 related to these warrants.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $8,767,590, $12,203,423 and $13,127,468 in 2016, 2015 and 2014, respectively. In addition, the Company received $1,247,856, $1,187,712 and $978,879 in 2016, 2015 and 2014, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2016
2016	$—	$726,808	$212,321	$514,487
2015 and prior	1,372,958	(358,737)	103,318	910,903

	1,372,958	$368,071	$315,639	1,425,390

Active life reserve	3,710,626			3,951,054

Total accident and health reserves	$5,083,584			$5,376,444

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2015
2015	$—	$781,155	$285,156	$495,999
2014 and prior	1,203,942	(206,782)	120,201	876,959

	1,203,942	$574,373	$405,357	1,372,958

Active life reserve	3,575,596			3,710,626

Total accident and health reserves	$4,779,538			$5,083,584

The Company’s unpaid claims reserve was decreased by $(358,737) and $(206,782) for the years ended December 31, 2016 and 2015, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2016 resulted primarily from variances in the estimated frequency of claims and claims severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2016 and 2015 was $36,586 and $35,337, respectively. The Company incurred $19,398 and paid $18,036 of claim adjustment expenses during 2016, of which $2,466 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $24,766 and paid $20,388 of claim adjustment expenses during 2015, of which $13,485 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2016 or 2015.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Consistency of Presentation

Differences in tabular totals and references between notes are caused by rounding differences not considered to be significant to the financial statement presentation. Prior year amounts have been reclassified to conform to current period presentation.

Recent Accounting Pronouncements

Effective January 1, 2017, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which allows 1) expected renewals of short-term health contracts to be considered in determining the assets recognized from accrued guaranty fund liability assessments and 2) requires reporting entities to discount guaranty fund liabilities, and related assets, resulting from the insolvencies of insurers that wrote long-term care contracts The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted SSAP No. 41R, Surplus Notes. Surplus notes held by investors that are rated an equivalent NAIC 1 or 2 designation by an approved NAIC credit rating provider will be reported at amortized cost, while non-rated surplus notes or those with an equivalent designation of 3 through 6 will be reported at the lower of amortized cost or fair value adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 51R, Life Contracts, which includes updates for new principle-based reserving (PBR) requirements, with references to Valuation Manual changes. The Valuation Manual allows companies to continue using current reserve methodologies for a three-year period, beginning with the Valuation Manual operative date. For policies issued after the operative date, formulaic calculations for some policies will be supplemented with more advanced deterministic and stochastic reserve methodologies. The Company adopted the new requirements for certain of its term products. The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which incorporates explicit accounting guidance on short sales and secured borrowing transactions when the insurer is the transferee. The adoption of this guidance did not impact the financial position or results of operations of the Company.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2017, the Company will adopt revisions to SSAP No. 2R, Cash, Drafts and Short-term Investments, which reclassify money market mutual funds from short-term investments to cash equivalents and clarify that money market mutual funds shall be valued at fair value, allowing net asset value as a practical expedient. The adoption of this guidance will not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2015, the Company adopted guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance had no material impact to the financial position or results of operations of the Company.

Going Concern

Management has evaluated the ability of the Company to continue as a going concern and has determined that no substantial doubt exists with regard to the Company’s ability to meet its obligations as they become due within one year after the issuance of the financial statements.

2. Prescribed and Permitted Statutory Accounting Practices

The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The Company, with the permission of the Iowa Commissioner of Insurance, is allowed special accounting treatment for certain hedges of interest rate exposures on variable annuity products that would not otherwise conform to current accounting guidance under SSAP No. 86. The Company recognizes a reserve hedge offset deferral for the difference between the hedge results associated with a highly effective clearly defined hedge strategy related to variable annuity interest rate risks and the corresponding interest-rate related impact to variable annuity results. This deferral was effective October 1, 2016, and will be amortized through the capital and surplus account change in net unrealized capital gains (losses) on a straight line basis over a period of 10 years beginning in the period of deferral.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company previously valued its investments in limited purpose subsidiary (LPS) US insurance SCAs based on the underlying audited statutory equity under a prescribed practice adopted by the State of Iowa. Effective October 1, 2016, the Company received approval from Iowa for the respective LPS to be valued in accordance with SSAP No. 97, paragraph 8.b.i.1 in amounts equal to the respective entity’s underlying audited statutory equity including statutory accounting practices prescribed or permitted by the State of Iowa, which is consistent with Iowa Administrative Code 191-99.11(5). As a result, the Company will no longer disclose its valuation method for these LPS as a prescribed practice. The Company will continue to provide the disclosures required by SSAP No.97, paragraph 36 about underlying LPS accounting practices that depart from the NAIC accounting practices and procedures. This change in SCA valuation method did not result in a change in the Company’s valuation of its LPS but rather aligned the NAIC valuation with that required by the Iowa Administrative Code.

The Company has three LPS with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TLIC Riverwood Reinsurance Inc. (TRRI)	Parental guarantee
TLIC Oakbrook Reinsurance Inc. (TORI)	Credit linked note
TLIC Watertree Reinsurance Inc. (TWRI)	Excess of loss reinsurance asset

For each respective LPS, the table below discloses the amount of the investment in the insurance SCA per recorded statutory equity and the amount of the investment if the insurance SCA had completed statutory financial statements in accordance with the NAIC SAP. Each LPS provides the Company audited financial statements annually.

	Amount of Investment
SCA Entity (Investments in Insurance SCA Entities)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*
TLIC Riverwood Reinsurance Inc	$965,083	$—
TLIC Oakbrook Reinsurance Inc	133,416	—
TLIC Watertree Reinsurance Inc	188,313	—

*	Per AP&P Manual (without permitted or prescribed practices)

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP #	F/S Page	F/S Line	2016	2015	2014
Net (loss) income, State of Iowa basis				$471,092	$(182,480)	$353,790
State prescribed practice that increases(decreases) NAIC SAP:
Limited purpose subsidiary valuation - TRRI	97	Balance Sheet	Common Stock	—	—	—
Limited purpose subsidiary valuation - TORI	97	Balance Sheet	Common Stock	—	—	—
Separate account asset valuation	56	NA	NA	—	—	—
State permitted practice that increases(decreases) NAIC SAP:
Hedge reserve offset	86	Balance Sheet; Statement of Changes in Capital and Surplus	Hedge reserve offset Change in net unrealized capital gains/ losses	—	—	—
TLB	97	Balance Sheet	Common Stock	—	—	—
Net (loss) income, NAIC SAP				$471,092	$(182,480)	$353,790

Statutory surplus, State of Iowa basis				$5,234,756	$5,449,210	$5,999,558

State prescribed practice that increases(decreases) NAIC SAP:
Limited purpose subsidiary valuation - TRRI	97	Balance Sheet	Common Stock	—	(869,844)	(817,285)
Limited purpose subsidiary valuation - TORI	97	Balance Sheet	Common Stock	—	(132,955)	(113,677)
Separate account asset valuation	56	NA	NA
State permitted practice that increases(decreases) NAIC SAP:
Hedge reserve offset	86	Balance Sheet; Statement of Changes in Capital and Surplus	Hedge reserve offset Change in net unrealized capital gains/ losses	(575,869)	—	—
TLB	97	Balance Sheet	Common Stock	—	74,225	62,284

Statutory surplus, NAIC SAP				$4,658,887	$4,520,636	$5,130,880

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company previously disclosed a state permitted practice to record the value of its wholly-owned Bermuda domiciled life subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited U.S. GAAP or foreign statutory basis financial statements equity adjusted to a statutory basis of accounting, utilizing adjustments as outlined in SSAP No.97, paragraph 9. Changes in the Bermuda Insurance Act 1978 require TLB to file audited GAAP or IFRS financials with the Bermuda Monetary Authority in 2016 rather than statutory basis financials. As a result of the change in the Bermuda regulation, the Company began recording the value of TLB in accordance with SSAP No. 97 in first quarter of 2016, therefore eliminating the need for a permitted practice.

3. Accounting Changes and Correction of Errors

As disclosed in Note 2, the Company began recording the value of its foreign insurance subsidiary in accordance with SSAP No. 97 in 2016, therefore eliminating the need for a permitted practice. This change in accounting impacted the carrying value of the subsidiary and the AVR reported on the Company’s balance sheet. The cumulative effect of implementing the change in accounting effective January 1, 2016, was a $276,042 decrease in capital and surplus. The cumulative effect consisted of two components, a $142,142 change in unrealized loss on the subsidiary and a $133,900 increase in AVR.

During the first quarter of 2016, management determined that the Company’s accretion policy was not correctly adjusting accretion yields for asset specific changes in future cash flow expectations which resulted in an understatement of investment income of $31,151, net of tax, relating to prior years. This was corrected in 2016 and is reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company discovered errors in the calculation of ceded reserves on certain substandard and disabled life policies which caused an overstatement of these reserves since 2011. The cumulative pre-tax effect of these errors was a decrease to equity of $13,866 and was reflected as other changes, net, in the 2015 capital and surplus accounts of the Statements of Changes in Capital and Surplus.

As a result of the Company’s model validation initiative performed in 2015, the Company determined that its aggregate life reserves were overstated by $16,713 relating to prior years. This was corrected in 2015 and was reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, it was discovered that a 2014 intercompany transfer of taxes payable was booked incorrectly, resulting in an incorrect equity distribution to a non-insurance affiliate of $8,833. This was corrected in 2015 and was reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company made a change in valuation bases relating to its long-term care business. A change was made to use a morbidity table that is consistent with leading industry practice where claims are determined using a first-site, first principles approach. This change resulted in an increase in A&H reserves of $5,946 which has been reported on Exhibit 5A – Changes in Bases of Valuation During the Year.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company had consistently reported reserves for all states using the Missouri Department of Insurance required modified 2001 CSO table in the valuation of certain limited underwriting policies. During 2015, Missouri rescinded this rule. The Company made a change in valuation bases relating to these policies to use the unmodified 2001 CSO table. This resulted in a decrease to reserves of $12,464 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year. Related to this change were corresponding decreases in the deferred premium asset of $5,114 and the uncollected premium asset of $104. These amounts were charged to surplus and are reported as a cumulative effect of changes in accounting principle in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company identified simplifications and implemented mapping updates in some of the valuation mortality tables used for the calculation of reinsurance reserve credits on some universal life policies. The change in valuation process resulted in a decrease to reserves of $14,481 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year.

During 2014, the Company discovered errors with certain components of the quarterly settlement statements related to the modified coinsurance treaty assumed from an affiliate, Western Reserve Life Assurance Co. of Ohio (WRL), resulting in incorrect cession amounts received by the Company since inception of the treaty effective December 31, 2010. The cumulative impact of the errors as of December 31, 2013 was an overstatement of capital and surplus of $53,792 after tax. This was reflected as other changes, net, in the 2014 capital and surplus accounts of the Statements of Changes in Capital and Surplus.

Prior to its merger in 2015 with the Company, during 2014, SLIC discovered that the accounting entries had not been recorded to the ledger when a block of escheated policies were entered into the claims administration system in 2013. The impact of not recording these entries to the ledger was an understatement of the claims liability of $2,900, an understatement of current federal income taxes recoverable of $1,015, an overstatement of net deferred income taxes of $1,298, and an overstatement of capital and surplus of $3,183 as of December 31, 2013. This was corrected in 2014 and is reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets

	b)	Quoted prices for identical or similar assets or liabilities in non-active markets

	c)	Inputs other than quoted market prices that are observable

	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative Financial Instruments: The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is considered to approximate the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2016 and 2015, respectively:

	December 31, 2016
	Estimated Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,435,906	$1,435,906	$—	$1,435,906	$—
Bonds	41,750,057	38,632,034	8,543,520	32,331,681	874,856
Preferred stocks, other than affiliates	94,325	95,547	—	91,172	3,153
Common stocks, other than affiliates	194,833	194,833	1,905	—	192,928
Mortgage loans on real estate	5,801,102	5,641,558	—	—	5,801,102
Other invested assets	168,197	149,019	—	160,516	7,681
Options	182,667	182,667	—	182,667	—
Interest rate swaps	678,868	587,537	—	674,938	3,930
Currency swaps	21,819	21,408	—	21,819	—
Credit default swaps	36,173	26,828	—	36,173	—
Equity swaps	48,509	48,509	—	48,509	—
Policy loans	607,746	607,746	—	607,746	—
Securities lending reinvested collateral	2,303,603	2,303,603	—	2,303,603	—
Receivable from parent, subsidiaries and affiliates	111,305	111,305	—	111,305	—
Separate account assets	72,675,382	72,638,065	69,229,744	3,399,333	46,305
Liabilities
Investment contract liabilities	17,237,938	15,077,116	—	265,681	16,972,257
Options	82,070	82,070	—	82,070	—
Interest rate swaps	183,689	806,424	—	(179,214)	362,903
Currency swaps	1,666	76	—	1,666	—
Credit default swaps	13,478	44,647	—	13,478	—
Equity swaps	381,242	381,242	—	381,242	—
Payable to parent, subsidiaries and affiliates	115,256	115,256	—	115,256	—
Separate account annuity liabilities	66,986,814	66,987,131	1,996	66,926,286	58,532
Surplus note	165,351	150,000	—	165,351	—

37

Transamerica Life Insurance Company

Notes to Financial Statements —   Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31, 2015
	Estimated Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$2,012,842	$2,012,842	$—	$2,012,842	$—
Short-term notes receivable from affiliates	278,771	278,771	—	278,771	—
Bonds	36,576,232	34,173,453	6,841,379	28,830,442	904,411
Preferred stocks, other than affiliates	97,770	99,103	—	97,770	—
Common stocks, other than affiliates	126,649	126,649	8,239	71	118,339
Mortgage loans on real estate	5,657,436	5,657,436	—	—	5,657,436
Other invested assets	152,140	133,087	—	142,831	9,309
Options	399,911	399,911	—	399,911	—
Interest rate swaps	668,643	543,001	—	646,960	21,683
Currency swaps	28,988	26,378	—	28,988	—
Credit default swaps	37,808	32,968	—	37,808	—
Equity swaps	155,735	155,735	—	155,735	—
Policy loans	649,738	649,738	—	649,738	—
Securities lending reinvested collateral	2,760,922	2,760,922	—	2,760,922	—
Receivable from parent, subsidiaries and affiliates	59,963	59,963	—	59,963	—
Separate account assets	72,154,755	72,127,543	68,354,452	3,762,211	38,092
Liabilities
Investment contract liabilities	12,911,523	11,852,454	—	276,950	12,634,573
Short-term notes payable to affiliates	—	—	—	—	—
Options	178,638	178,638	—	178,638	—
Interest rate swaps	(484,994)	429,751	—	(520,103)	35,109
Currency swaps	38,722	46,656	—	38,722	—
Credit default swaps	13,862	27,180	—	13,862	—
Equity swaps	113,689	113,689	—	113,689	—
Payable to parent, subsidiaries and affiliates	18,965	18,965	—	18,965	—
Separate account annuity liabilities	63,493,519	63,507,470	983	63,428,222	64,314
Surplus notes	164,418	150,000	—	164,418	—

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2016 and 2015:

	2016
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$1,124	$—	$1,124
Industrial and miscellaneous	—	20,216	18,746	38,962
Hybrid securities	—	2,573	—	2,573

Total bonds	—	23,913	18,746	42,659

Preferred stock
Industrial and miscellaneous	—	—	3,153	3,153

Total preferred stock	—	—	3,153	3,153

Common stock
Mutual funds	761	—	—	761
Industrial and miscellaneous	1,144	—	192,928	194,072

Total common stock	1,905	—	192,928	194,833

Short-term investments
Government	—	598,723	—	598,723
Industrial and miscellaneous	—	820,579	—	820,579
Sweep accounts	—	16,604	—	16,604

Total short-term investments	—	1,435,906	—	1,435,906

Securities lending reinvested collateral	—	2,303,603	—	2,303,603
Derivative assets	—	813,180	3,930	817,110
Separate account assets	69,213,345	2,706,809	45,420	71,965,574

Total assets	$69,215,250	$7,283,411	$264,177	$76,762,838

Liabilities:
Derivative liabilities	$—	$878,117	$362,903	$1,241,020
Separate account liabilities	1,996	871	—	2,867

Total liabilities	$1,996	$878,988	$362,903	$1,243,887

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2015
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$1,094	$—	$1,094
Industrial and miscellaneous	—	10,588	22,878	33,466

Total bonds	—	11,682	22,878	34,560

Common stock
Mutual funds	5,823	69	—	5,892
Industrial and miscellaneous	2,416	2	118,339	120,757

Total common stock	8,239	71	118,339	126,649

Short-term investments
Government	—	94,915	—	94,915
Industrial and miscellaneous	—	1,349,518	—	1,349,518
Mutual funds	—	526,117	—	526,117
Intercompany notes receivable	—	278,771	—	278,771
Sweep accounts	—	42,292	—	42,292

Total short-term investments	—	2,291,613	—	2,291,613

Securities lending reinvested collateral	—	2,760,922	—	2,760,922
Derivative assets	—	1,078,404	21,683	1,100,087
Separate account assets	68,338,600	2,670,280	32,569	71,041,449

Total assets	$68,346,839	$8,812,972	$195,469	$77,355,280

Liabilities:
Derivative liabilities	$—	$670,145	$35,109	$705,254
Separate account liabilities	983	965	—	1,948

Total liabilities	$983	$671,110	$35,109	$707,202

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified in Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified in Level 3 is internally valued using significant unobservable inputs.

Common stocks classified in Level 3 are comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Short-term investments are classified as Level 2 and carried at amortized cost or fair value. Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value when amortized cost is used.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. Derivatives classified as Level 3 represent interest rate swaps calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

Transfers from Level 1 to Level 2 for separate account bonds were attributable to securities being valued using an index at December 31, 2015, subsequently changing to being valued using a different index during 2016.

Transfers from Level 1 to Level 2 for separate account common stock were attributable to securities being valued using third party vendor inputs at December 31, 2015, subsequently changing to being valued using external money manager statements during 2016.

Transfers from Level 2 to Level 1 for separate account common stock were attributable to securities being valued using external money managers at December 31, 2015, subsequently changing to being valued using third party vendor inputs during 2016.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2016 and 2015:

	Beginning Balance at January 1, 2016	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
Government	$—	$—	$—	$(9)	$9
RMBS	1,439	—	1,428	(122)	116
Other	21,439	885	184	(2,852)	5,003
Preferred stock	—	—	—	512	(101)
Common stock	118,338	—	—	—	101
Derivatives	(13,426)	—	—	(189,403)	(348,382)
Separate account assets	32,569	5,578	9,142	15,896	81

Total	$160,359	$6,463	$10,754	$(175,978)	$(343,173)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2016
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	5	—
Other	1,663	—	—	7,208	18,746
Preferred stock	3,254	—	—	512	3,153
Common stock	73,000	1,689	200	—	192,928
Derivatives	2,834	—	(80,527)	(108,876)	(358,974)
Separate account assets	1,520	—	—	1,082	45,420

Total	$82,271	$1,689	$(80,327)	$(100,069)	$(98,727)

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2015	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
Government	$—	$—	$—	$(11)	$11
RMBS	1,498	—	—	(371)	317
Other	21,156	14,483	3,846	(6,374)	(1,848)
Preferred stock	164	—	—	—	—
Common stock	118,061	—	—	(24)	281
Derivatives	90,924	—	—	—	(26,551)
Separate account assets	7,905	1,398	1,500	21,539	(220)

Total	$239,708	$15,881	$5,346	$14,759	$(28,010)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2015
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	5	1,439
Other	—	—	—	2,132	21,439
Preferred stock	—	—	—	164	—
Common stock	4,020	—	4,000	—	118,338
Derivatives	(63,114)	—	—	14,685	(13,426)
Separate account assets	4,245	—	—	798	32,569

Total	$(54,849)	$—	$4,000	$17,784	$160,359

(a)	Recorded as a component of Net Realized Capital Gains/Losses on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were the result of a security being carried at amortized cost at December 31, 2015 and 2014, subsequently changing to being carried at fair value during 2016 and 2015. In addition, transfers in for bonds were attributable to a security being valued using third-party vendor input at December 31, 2014, subsequently changing to being valued using a stale price during 2015.

Transfers out for bonds were the result of a security being carried at fair value at December 31, 2015 and 2014, subsequently changing to being carried at amortized cost during 2016 and 2015.

Transfers in for separate account assets were attributable to securities being valued using third party vendor inputs at December 31, 2015 and 2014, subsequently changing to being valued using broker quotes during 2016 and 2015.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Transfers out for separate account assets were attributable to securities being valued using a stale price at December 31, 2015 and 2014, subsequently changing to being valued using third party vendor inputs during 2016 and 2015. In addition, transfers out for separate account assets were attributable to securities being valued using broker quotes at December 31, 2015, subsequently changing to being valued using third party vendor inputs during 2016.

Non-recurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2016, the Company has several parcels of land that are held for sale. Therefore, these properties are carried at fair value less cost to sell, which amounts to $8,570. Two parcels of land have a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2016.

The Company also had parcels of land that were held for sale as of December 31, 2015. Fair value less cost to sell of these properties was $8,570. Two parcels of land had a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2015.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2016
Unaffiliated bonds:
United States Government and agencies	$7,909,126	$480,225	$—	$276,098	$8,113,253
State, municipal and other government	846,024	38,500	9,136	11,920	863,468
Hybrid securities	463,953	21,551	26,842	2,308	456,354
Industrial and miscellaneous	22,672,674	2,963,306	81,739	140,208	25,414,034
Mortgage and other asset-backed securities	6,735,275	298,695	74,418	63,243	6,896,309

	38,627,052	3,802,277	192,135	493,777	41,743,418
Unaffiliated preferred stocks	95,547	3,771	4,802	190	94,325

	$38,722,599	$3,806,048	$196,937	$493,967	$41,837,743

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$5,987,562	$499,532	$53	$106,422	$6,380,619
State, municipal and other government	848,372	44,220	4,395	18,989	869,208
Hybrid securities	363,526	20,787	21,966	6,216	356,131
Industrial and miscellaneous	20,933,595	2,289,579	171,562	320,604	22,731,008
Mortgage and other asset-backed securities	5,976,648	356,869	134,130	23,871	6,175,516

	34,109,703	3,210,987	332,106	476,102	36,512,482
Unaffiliated preferred stocks	99,103	4,880	5,351	862	97,770

	$34,208,806	$3,215,867	$337,457	$476,964	$36,610,252

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 326 and 364 securities with a carrying amount of $1,905,967 and $2,234,787, and an unrealized loss of $196,937 and $337,457 with an average price of 89.7 and 84.9 (fair value/amortized cost). Of this portfolio, 66.2% and 71.8% were investment grade with associated unrealized losses of $105,393 and $191,342, respectively.

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 1,128 and 1,081 securities with a carrying amount of $10,886,803 and $9,043,827 and an unrealized loss of $493,967 and $476,964 with an average price of 95.5 and 94.7 (fair value/amortized cost). Of this portfolio, 96.4% and 91.8% were investment grade with associated unrealized losses of $471,156 and $394,702, respectively.

At December 31, 2016 and 2015, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 0 and 2 securities with a cost of $0 and $1 and an unrealized loss of $0 and $1 with an average price of 0.0% and 4.8% (fair value/cost).

At December 31, 2016 and 2015, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 4 and 3 securities with a cost of $2,020 and $476 and an unrealized loss of $294 and $20 with an average price of 85.5 and 95.7 (fair value/cost).

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2016 and 2015 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2016
Unaffiliated bonds:
United States Government and agencies	$—	$3,765,738	$3,765,738
State, municipal and other government	49,698	290,257	339,955
Hybrid securities	107,667	65,108	172,775
Industrial and miscellaneous	856,096	3,754,485	4,610,581
Mortgage and other asset-backed securities	673,363	2,512,512	3,185,875

	1,686,824	10,388,100	12,074,924
Unaffiliated preferred stocks	22,207	4,736	26,943
Unaffiliated common stocks	—	1,726	1,726

	$1,709,031	$10,394,562	$12,103,593

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$3,105	$2,247,989	$2,251,094
State, municipal and other government	40,402	323,866	364,268
Hybrid securities	96,946	41,249	138,195
Industrial and miscellaneous	825,390	4,376,512	5,201,902
Mortgage and other asset-backed securities	910,509	1,562,131	2,472,640

	1,876,352	8,551,747	10,428,099
Unaffiliated preferred stocks	20,978	15,115	36,093
Unaffiliated common stocks	—	456	456

	$1,897,330	$8,567,318	$10,464,648

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2016, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,325,277	$1,348,424
Due after one year through five years	6,849,253	7,221,046
Due after five years through ten years	5,069,295	5,472,967
Due after ten years	18,647,952	20,804,672

	31,891,777	34,847,109
Mortgage and other asset-backed securities	6,735,275	6,896,309

	$38,627,052	$41,743,418

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

As of December 31, 2016, the Company’s portfolio had Treasury investments in an unrealized loss position which had a fair value of $3,759,864, with a carrying value of $4,035,873, resulting in a gross unrealized loss of $276,009. All of the issuers in the sector continue to make payments in accordance with the original bond agreements. Fair value changes are driven by interest rate movements.

The following structured notes were held at December 31, 2016:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
44965TAA5	$11,561	$11,074	$11,566	NO
G52836AB2	10,050	10,310	10,050	NO
912810QV3	14,974	14,392	15,722	NO
912810RA8	772,522	873,726	809,956	NO
912810RL4	1,195,281	1,225,476	1,222,583	NO

Total	$2,004,388	$2,134,978	$2,069,877

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the number of 5* securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5* Securities	Book / Adjusted Carrying Value	Fair Value
December 31, 2016
Bonds, amortized cost	2	$14,644	$14,473
Loan-backed and structured securities, amortized cost	1	432	430
Preferred stock, amortized cost	0	—	—
Preferred stock, fair value	0	—	—

Total	3	$15,076	$14,903
December 31, 2015
Bonds, amortized cost	2	$8,868	$8,564
Loan-backed and structured securities, amortized cost	0	—	—
Preferred stock, amortized cost	0	—	—
Preferred stock, fair value	2	—	—

Total	4	$8,868	$8,564

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis during the years ended December 31, 2016 and December 31, 2015 respectively. During 2016 there was $27,182 of loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, and none during 2015.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2016
OTTI recognized 1st quarter:
Intent to sell	$—	$—	$—	$—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 1st quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 2nd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 2nd quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 3rd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	27,182	—	2,892	24,290

Total 3rd quarter OTTI on loan-backed securities	27,182	—	2,892	24,290
OTTI recognized 4th quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 4th quarter OTTI on loan-backed securities	—	—	—	—

Aggregate total	$27,182	$—	$2,892	$24,290

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2014
OTTI recognized 1st quarter:
Intent to sell	$—	$—	$—	$—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 1st quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 2nd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 2nd quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 3rd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 3rd quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 4th quarter:
Intent to sell	17,618	1,513	—	16,105
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 4th quarter OTTI on loan-backed securities	17,618	1,513	—	16,105

Aggregate total	$17,618	$1,513	$—	$16,105

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2016
1st quarter present value of cash flows expected to be less than the amortized cost basis	$90,669	$7,850	$82,819	$75,187
2nd quarter present value of cash flows expected to be less than the amortized cost basis	7,387	2,482	4,905	4,587
3rd quarter present value of cash flows expected to be less than the amortized cost basis	57,816	6,951	50,865	47,445
4th quarter present value of cash flows expected to be less than the amortized cost basis	3,481	38	3,443	3,454

Aggregate total	$159,353	$17,321	$142,032	$130,673

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2015
1st quarter present value of cash flows expected to be less than the amortized cost basis	$118,794	$2,778	$116,016	$101,780
2nd quarter present value of cash flows expected to be less than the amortized cost basis	90,459	4,180	86,279	75,094
3rd quarter present value of cash flows expected to be less than the amortized cost basis	50,862	2,928	47,934	40,960
4th quarter present value of cash flows expected to be less than the amortized cost basis	17,193	542	16,651	9,769

Aggregate total	$277,308	$10,428	$266,880	$227,603

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$91,982	$3,445	$88,537	$55,150
2nd quarter present value of cash flows expected to be less than the amortized cost basis	268,462	4,854	263,608	212,608
3rd quarter present value of cash flows expected to be less than the amortized cost basis	459,548	46,113	413,435	325,095
4th quarter present value of cash flows expected to be less than the amortized cost basis	95,282	4,776	90,506	83,684

Aggregate total	$915,274	$59,188	$856,086	$676,537

The following loan-backed and structured securities were held at December 31, 2016, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
07402PAJ2	$17,443	$17,230	$213	$17,230	$16,972	1Q 2016
24763LDE7	535	461	74	461	465	1Q 2016
35729PPC8	347	210	137	210	178	1Q 2016
70557RAB6	13,595	12,123	1,472	12,123	6,989	1Q 2016
759676AJ8	3,749	3,651	98	3,651	3,391	1Q 2016
75970JAJ5	2,821	2,693	128	2,693	2,485	1Q 2016
75970QAH3	3,712	3,550	161	3,551	3,306	1Q 2016
75971EAF3	3,612	3,446	167	3,445	3,006	1Q 2016
759950GY8	4,619	4,530	89	4,530	4,129	1Q 2016
83611MMM7	2,113	2,031	82	2,031	1,675	1Q 2016
75970QAD2	3,423	3,399	24	3,399	3,096	1Q 2016
150324AC5	34,700	29,495	5,205	29,495	29,495	1Q 2016
61751NAM4	2,713	611	2,101	612	600	2Q 2016
36298JAA1	4,674	4,293	381	4,293	3,987	2Q 2016
14984WAA8	2,325	2,153	172	2,153	1,872	3Q 2016
70557RAB6	9,322	7,795	1,527	7,795	5,222	3Q 2016
759950GA0	3,646	3,618	28	3,618	3,596	3Q 2016
126380AB0	12,381	12,212	169	12,212	12,333	3Q 2016
150324AC5	27,182	24,290	2,892	24,290	24,290	3Q 2016
52108HYQ1	2,960	798	2,163	797	132	3Q 2016
759676AJ8	3,481	3,443	38	3,443	3,454	4Q 2016

			$17,321

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2016 and 2015 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2016
The aggregate amount of unrealized losses	$74,418	$86,409
The aggregate related fair value of securities with unrealized losses	673,363	2,548,835

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2015
The aggregate amount of unrealized losses	$158,836	$24,176
The aggregate related fair value of securities with unrealized losses	939,458	1,566,481

Detail of net investment income is presented below:

	Year Ended December 31
	2016	2015	2014
Income:
Bonds	$1,790,692	$1,727,340	$1,791,926
Preferred stocks	6,141	6,639	8,542
Common stocks	13,474	3,836	29,486
Mortgage loans on real estate	284,532	314,903	350,497
Real estate	22,698	20,264	18,039
Policy loans	41,872	44,072	46,233
Cash, cash equivalents and short-term investments	15,064	6,597	3,115
Derivatives	221,031	256,287	183,316
Other invested assets	171,225	47,823	26,216
Other	26,591	33,364	17,290

Gross investment income	2,593,320	2,461,125	2,474,660
Less investment expenses	139,501	134,003	115,006

Net investment income	$2,453,819	$2,327,122	$2,359,654

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2016	2015	2014
Proceeds	$10,076,310	$12,197,993	$7,606,211

Gross realized gains	$155,810	$180,050	$403,590
Gross realized losses	(117,345)	(158,916)	(83,674)

Net realized capital gains	$38,465	$21,134	$319,916

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2016, 2015 and 2014 of $40,319, $13,947 and $80,230, respectively.

Net realized capital gains (losses) on investments are summarized below:

	Realized Year Ended December 31
	2016	2015	2014
Bonds	$(48,223)	$(6,233)	$241,065
Preferred stocks	933	10,119	(801)
Common stocks	885	(1,640)	302
Mortgage loans on real estate	145	(16,141)	(5,749)
Real estate	(3,377)	(3,356)	12,395
Cash, cash equivalents and short-term investments	133	2	6
Derivatives	(185,514)	(455,642)	255,580
Other invested assets	(148,597)	140,574	234,758
Other	4,829	—	8

	(378,786)	(332,317)	737,564
Federal income tax effect	(5,234)	(51,585)	(120,545)
Transfer from (to) interest maintenance reserve	75,312	39,581	(327,736)

Net realized capital (losses) gains on investments	$(308,708)	$(344,321)	$289,283

At December 31, 2016 and 2015, the Company had no investments in restructured securities.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2016	2015	2014
Bonds	$87,348	$(34,438)	$37,229
Preferred stocks	(102)	15	(15)
Common stocks	95	(1,898)	(33,879)
Affiliated entities	412,879	141,897	139,410
Mortgage loans on real estate	149	6,123	(6,676)
Cash, cash equivalents and short-term investments	(131)	—	—
Derivatives	(858,670)	41,311	785,644
Other invested assets	475,672	(82,489)	(10,680)

Change in unrealized capital gains/losses, before taxes	117,240	70,521	911,033
Taxes on unrealized capital gains/losses	(202,078)	10,105	(19,971)

Change in unrealized capital gains/losses, net of tax	$(84,838)	$80,626	$891,062

The credit qualities of mortgage loans by type of property for the year ended December 31, 2016 were as follows:

	Farm	Commercial	Mezzanine	Total
AAA - AA	$—	$3,418,276	$—	$3,418,276
A	68,833	1,832,506	—	1,901,339
BBB	—	255,494	—	255,494
BB	—	58,846	—	58,846
B	9,024	—	—	9,024

	$77,857	$5,565,122	$—	$5,642,979

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2016, the Company issued mortgage loans with a maximum interest rate of 8.71% and a minimum interest rate of 3.00% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2016 at the time of origination was 91%. During 2015, the Company issued mortgage loans with a maximum interest rate of 4.59% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2015 at the time of origination was 75%. During 2014, the Company issued mortgage loans with a maximum interest rate of 7.00% and a minimum interest rate of 3.55% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2014 at the time of origination was 79%.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2016, the Company did not reduce the interest rate on any outstanding mortgage loans. During 2015, the Company reduced the interest rate by 1.6% on two outstanding mortgage loan with statement value of $24,214. During 2014, the Company reduced the interest rate by 2.0% on one outstanding mortgage loan with statement value of $2,163.

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2016
Recorded Investment (All)
(a) Current	$77,857	$—	$—	$—	$5,565,122	$—	$5,642,979
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2015
Recorded Investment (All)
(a) Current	$64,068	$—	$—	$—	$5,220,578	$73,729	$5,358,375
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	6,293	—	6,293

At December 31, 2016, no mortgage loans were non-income producing, and at December 31, 2015, two mortgage loans with a carrying value of $6,293 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2016 or 2015. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2016 and 2015 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2016 and 2015, respectively, the Company held $6,077 and $6,347 in impaired loans with related allowance for credit losses of $1,421 and $1,570. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2016 and 2015, respectively. The average recorded investment in impaired loans during 2016 and 2015 was $9,820 and $30,884, respectively.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2016	2015	2014
Balance at beginning of period	$1,569	$7,693	$1,017
Additions, net charged to operations	174	7,225	11,962
Recoveries in amounts previously charged off	(322)	(13,349)	(5,286)

Balance at end of period	$1,421	$1,569	$7,693

The following table provides the aggregate amount of mortgage loans derecognized as a result of foreclosure and the collateral recognized:

	Year Ended December 31
	2016	2015
Aggregate amount of mortgage loans derecognized	$10,522	$25,693
Real estate collateral recognized	10,543	25,693
Other collateral recognized	—	—
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2016, 2015 and 2014, respectively, the Company recognized $677, $92 and $1,924 of interest income on impaired loans. Interest income of $786, $289 and $1,759, respectively, was recognized on a cash basis for the years ended December 31, 2016, 2015 and 2014.

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $7,500, $3,356 and $112 were taken on real estate in 2016, 2015 and 2014, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statements of operations. The Company disposed of one property during 2016, none in 2015, and multiple properties during 2014 resulting in a realized gains of $4,123, $0, and $2,446, respectively.

At December 31, 2016 and 2015, the Company held a mortgage loan loss reserve in the AVR of $53,388 and $54,414, respectively.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution

	December 31
	2016	2015
Pacific	25%	27%
South Atlantic	21	20
Middle Atlantic	18	17
Mountain	9	11
W. North Central	8	7
E. North Central	7	7
W. South Central	7	7
E. South Central	4	3
New England	1	1

Property Type Distribution

	December 31
	2016	2015
Apartment	38%	33%
Retail	24	26
Office	21	22
Industrial	11	12
Other	3	4
Medical	2	2
Agricultural	1	1

At December 31, 2016, 2015 and 2014, the Company had mortgage loans with a total net admitted asset value of $81,895, $86,311 and $88,002, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2016, 2015 and 2014 related to such restructurings. At December 31, 2016 and 2015 there was one commitment for $3,000 to lend additional funds to debtors owing receivables

During 2016, the Company recorded impairments of $4,971 for its investment in Prudential Capital Partners II, L.P.; $4,537 for its investment in Falcon Mezzanine Partners II, L.P.; $2,298 for its investment in VSS Communications Partners IV, L.P.; $7,560 for its investment in WLR Recovery Fund III, L.P.; $2,819 for its investment in Carlyle Partners IV, L.P.; $10,478 for its investment in Apollo Investment Fund VI, L.P.; $4,216 for its investment in Vintage III L.P.; $3,003 for its investment in Metalmark Capital Partners L.P.; $2,411 for its investment in PineBridge PEP IV Co-Investment, L.P; $12,610 for its investment in Invenergy Wind LLC. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

During 2015, the Company recorded impairments of $6,269 for its investment in PineBridge Global Emerging Markets Partners, LLC. The impairments were taken because the decline in fair value of the funds was deemed to be other-than-temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

During 2014, the Company did not recognize any impairment write down for its investments in joint ventures, partnerships and limited liability companies.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016, the Company had ownership interests in fifty-two LIHTC investments. The remaining years of unexpired tax credits ranged from one to twelve, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2017 to 2029 is $48,742. LIHTC tax credits recognized during 2016 was $6,423. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2015, the Company had ownership interests in forty-six LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2016 to 2029 is $8,611. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2016 and 2015:

		December 31, 2016
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$1,332	$9,000
Economic Redevelopment and Growth Tax Credits	NJ	4,669	15,497

Total		$6,001	$24,497

		December 31, 2015
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$1,332	$9,000
Economic Redevelopment and Growth Tax Credits	NJ	936	16,847

Total		$2,268	$25,847

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2017 to 2025.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

	2016	2015
Fair value—positive	$1,803,598	$2,329,060
Fair value—negative	(1,497,706)	(897,891)

At December 31, 2016 and 2015, the Company has recorded $(591,186) and $272,952, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting, which is recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2016, 2015 and 2014 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 27 years for forecasted hedge transactions. At December 31, 2016 and 2015, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2016 and 2015, the Company has accumulated deferred gains in the amount of $30,231 and $48,182, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

Summary of realized gain/(losses) by derivative type for year-end December 31, is as follows:

	2016	2015	2014
Options:
Calls	$1,524	$7,014	$—
Puts	10,700	25,396	—

Total options	$12,224	$32,410	$—

Swaps:
Interest rate	$642,433	$(187,530)	$377,414
Credit	3,046	(278)	(472)
Foreign exchange	(2,959)	—	—
Total return	(510,883)	(324,480)	(363,166)

Total swaps	$131,637	$(512,288)	$13,776

Futures—net positions	(337,977)	20,012	241,804
Argentina warrants	—	4,225	—
Lehman settlements	1,241	1,590	—

Total realized gains/(losses)	$(192,875)	$(454,051)	$255,580

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	Year Ended December 31
	2016	2015	2014
Replicated assets	$4,576,931	$4,726,248	$4,158,940
Credit default	(32,317)	(95,069)	(85,230)

Capital gain/(losses) related to credit swap transactions (which are primarily replication transactions), as of December 31, is as follows:

	Year Ended December 31
	2016	2015	2014
Capital gains/(losses)	$3,046	$(278)	$(472)

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As of December 31, 2016, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
43289,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	$10,000	16
43290,SWAP, USD 1 / (USD 0), :US46513E5Y48	3/20/2017	10,000	18
43291,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	16
43292,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	23
43293,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	10,000	19
43294,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
43295,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	15
43296,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	14
43297,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	15,000	24
43298,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	15,000	23
43300,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	28
43309,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	23
51402,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	16
43313,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	15,000	31
43314,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	15
43315,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	28
43317,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
51282,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	16
43320,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	5,000	7
43325,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
43326,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	15
43333,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	14
51283,SWAP, USD 1 / (USD 0), :US475070AD04	6/20/2017	25,000	100
51403,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	104
51404,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	104
47290,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	10,000	42
47291,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	5,000	21
47292,SWAP, USD 1 / (USD 0), :US42217KAL08	6/20/2017	10,000	39
43366,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	87
43368,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	87
57600,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	26,000	113
51284,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	87
47293,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	25,000	109
43383,SWAP, USD 1 / (USD 0), :XS0203685788	6/20/2017	10,000	34
43384,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2017	10,000	34
43387,SWAP, USD 1 / (USD 0), :US731011AN26	6/20/2017	8,000	28
43602,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	10,600	57
43604,SWAP, USD 1 / (USD 0), :US88322LAA70	9/20/2017	5,100	30
51211,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2017	9,000	47
43626,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	9,500	39
45879,SWAP, USD 1 / (USD 0), :US731011AN26	12/20/2017	15,000	103

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

46819,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2017	5,000	27
58913,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2017	10,000	67
46831,SWAP, USD 1 / (USD 0), :US88322LAA70	12/20/2017	10,000	77
46845,SWAP, USD 1 / (USD 0), :US46513E5Y48	12/20/2017	10,000	79
46951,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2017	10,000	82
46958,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	10,000	84
47855,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	10,000	77
47856,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	20,000	167
47859,SWAP, USD 1 / (USD 0), :US101137AG20	12/20/2017	20,000	179
47866,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	20,000	924
47867,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	20,000	171
48247,SWAP, USD 1 / (USD 0), :US59156RAX61	12/20/2017	20,000	159
51440,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	20,000	173
51405,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	25,000	216
48458,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	25,000	1,155
48774,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	12,500	108
51287,SWAP, USD 1 / (USD 0), :US101137AG20	12/20/2017	25,000	224
51406,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	25,000	214
51407,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	20,000	153
51288,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	10,000	462
50040,SWAP, USD 1 / (USD 0), :US29250RAC07	12/20/2017	10,000	35
53125,SWAP, USD 1 / (USD 0), :US29250RAC07	3/20/2018	10,000	35
52960,SWAP, USD 1 / (USD 0), :US96950HAD26	3/20/2018	10,000	64
53667,SWAP, USD 1 / (USD 0), :US59156RAX61	3/20/2018	20,000	195
53716,SWAP, USD 1 / (USD 0), :US55616XAA54	3/20/2018	20,000	185
53805,SWAP, USD 1 / (USD 0), :US55616XAA54	3/20/2018	10,000	93
54724,SWAP, USD 1 / (USD 0), :US836205AJ33	3/20/2018	10,000	78
55126,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2018	7,100	77
55142,SWAP, USD 1 / (USD 0), :US46513E5Y48	3/20/2018	3,000	29
55297,SWAP, USD 1 / (USD 0), :US836205AJ33	3/20/2018	10,000	78
57866,SWAP, USD 1 / (USD 0), :US74432QAY17	6/20/2018	10,000	118
60222,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	10,000	118
64235,SWAP, USD 1 / (USD 0), :US925524AU41	9/20/2020	10,000	214
64236,SWAP, USD 1 / (USD 0), :US984121BW26	9/20/2020	20,000	68
64238,SWAP, USD 1 / (USD 0), :US55616XAA54	9/20/2020	10,000	(32)
64593,SWAP, USD 1 / (USD 0), :US416515AV66	9/20/2020	20,000	376
65753,SWAP, USD 1 / (USD 0), :US984121BW26	9/20/2020	20,000	68
65755,SWAP, USD 1 / (USD 0), :US428236AM52	9/20/2020	15,000	183
94986,SWAP, USD 5 / (USD 0), :US629377BG69	12/20/2017	4,000	174
94987,SWAP, USD 5 / (USD 0), :US85375CAW10	12/20/2017	4,000	183
94988,SWAP, USD 5 / (USD 0), :US459745GF62	12/20/2017	4,000	181
94990,SWAP, USD 5 / (USD 0), :US428040CD99	12/20/2017	4,000	159
94992,SWAP, USD 5 / (USD 0), :US911365AX24	12/20/2017	3,500	163
93528,SWAP, USD 1 / (USD 0), :US260543BJ10	12/20/2020	9,500	153
76131,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2019	5,000	33
76147,SWAP, USD 1 / (USD 0), :US718286AP29	3/20/2019	5,000	59
76203,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2019	5,000	33
76204,SWAP, USD 1 / (USD 0), :US718286AP29	3/20/2019	5,000	59
76205,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2019	5,000	43

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

76206,SWAP, USD 1 / (USD 0), :US836205AN45	3/20/2019	5,000	22
76207,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2019	5,000	81
78319,SWAP, USD 5 / (USD 0), :US459745GF62	6/20/2019	10,000	1,038
78318,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	10,000	1,043
78182,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	5,000	521
78184,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	10,000	1,043
78303,SWAP, USD 5 / (USD 0), :DE000A0TKUU3	6/20/2019	10,000	1,130
78347,SWAP, USD 1 / (USD 0), :US23331ABF57	6/20/2019	22,000	292
80205,SWAP, USD 5 / (USD 0), :XS0356705219	6/20/2019	20,000	1,694
93896,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(149)
102612,SWAP, USD 1 / (USD 0), :US00163MAB00	3/20/2020	15,000	179
109652,SWAP, USD 1 / (USD 0), :US40414LAA70	3/20/2020	15,000	(8)
102633,SWAP, USD 1 / (USD 0), :US635405AQ61	3/20/2020	10,000	214
120684,SWAP, USD 1 / (USD 0), :US91086QAW87	3/20/2020	10,000	0
102864,SWAP, USD 1 / (USD 0), :US465410AH18	3/20/2020	15,000	(127)
102758,SWAP, USD 1 / (USD 0), :US042735AL41	3/20/2020	15,000	321
103144,SWAP, USD 1 / (USD 0), :US68268NAF06	3/20/2020	7,000	(24)
103050,SWAP, USD 5 / (USD 0), :US37045VAC46	3/20/2020	20,000	2,522
103278,SWAP, USD 1 / (USD 0), :ES0413900384	3/20/2020	50,000	217
103292,SWAP, USD 1 / (USD 0), :US902494AT07	3/20/2020	30,000	589
103592,SWAP, USD 1 / (USD 0), :US055450AG50	3/20/2020	10,000	107
103617,SWAP, USD 1 / (USD 0), :US055450AG50	3/20/2020	20,000	215
109186,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	4,000	(133)
109189,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	6,500	(217)
109217,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(14)
109218,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(12)
109220,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(14)
109221,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(12)
109224,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(14)
109225,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(12)
109356,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	4,000	43
109358,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	3,500	37
109542,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	4,200	17
109543,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	3,400	14
109551,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	9
109552,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	7
109548,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
109549,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
109644,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,670	(40)
109646,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,670	(40)
109686,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,660	(40)

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

110508,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	9
110509,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	7
110618,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
110619,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
111119,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
111120,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
111123,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	9
111124,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	7
110852,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
110853,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
111717,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	6,000	(200)
111727,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(10)
111730,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(100)
111733,SWAP, USD 1 / (USD 0), :US836205AN45	6/20/2020	3,000	(45)
111736,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	3,000	(79)
111742,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(10)
111828,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	3,000	32
111840,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2020	3,000	(8)
111843,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(10)
111896,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(100)
112136,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	6,000	13
112139,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	3,000	(79)
112151,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(100)
112226,SWAP, USD 1 / (USD 0), :USY6826RAA06	9/20/2020	6,000	(5)
112229,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	4,400	9
112250,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	12,500	1,775
112251,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	12,500	1,775
112252,SWAP, USD 5 / (USD 0), :US37045VAD29	9/20/2020	12,500	1,715
112255,SWAP, USD 5 / (USD 0), :US37045VAD29	9/20/2020	12,500	1,715
112257,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	7,500	38
112258,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	7,500	38
112259,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	7,500	65
112260,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	7,500	65
112302,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	3,000	(16)
112326,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	3,000	(16)
112358,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,000	(33)
112429,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	3,000	6
113045,SWAP, USD 1 / (USD 0), :XS0254035768	9/20/2020	20,000	3
113265,SWAP, USD 1 / (USD 0), :DE000DB5DCW6	9/20/2020	25,000	(1,840)
113396,SWAP, USD 1 / (USD 0), :US88322KAC53	9/20/2020	3,000	47
113435,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	3,000	(16)
115815,SWAP, USD 1 / (USD 0), :US260543BJ10	9/20/2020	15,000	254
115827,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	5,000	26
116038,SWAP, USD 1 / (USD 0), :ES0413900384	9/20/2020	13,335	14
116754,SWAP, USD 1 / (USD 0), :US195325BB02	9/20/2020	10,000	(65)
116755,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2020	10,000	94
116933,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	5,700	12

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

119228,SWAP, USD 1 / (USD 0), :US712219AG90	9/20/2020	15,000	68
119231,SWAP, USD 1 / (USD 0), :US168863AV04	9/20/2020	10,000	136
119422,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	10,000	21
119572,SWAP, USD 1 / (USD 0), :US168863AV04	9/20/2020	5,000	68
119599,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	5,000	(26)
119956,SWAP, USD 1 / (USD 0), :US712219AG90	9/20/2020	5,000	23
120467,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(2)
120468,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	10,000	(4)
120565,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	10,000	74
120745,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	5,000	37
120673,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(2)
120951,SWAP, USD 1 / (USD 0), :CDX-NAIGS25V1-5Y	12/20/2020	50,000	809
120962,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2020	20,000	163
121009,SWAP, USD 1 / (USD 0), :US59156RAX61	12/20/2020	30,000	377
121131,SWAP, USD 1 / (USD 0), :CDX-NAIGS25V1-5Y	12/20/2020	50,000	809
127386,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	109
127387,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	109
127388,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	10,000	218
127390,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	109
127391,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	109
127392,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	10,000	218
127394,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	126
127395,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	126
127396,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	10,000	251
127428,SWAP, USD 5 / (USD 0), :US37045VAD29	12/20/2020	12,500	1,782
127470,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	5,000	46
127472,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	92
127473,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	15,000	(25)
127474,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(8)
127475,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(8)
127594,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	10,000	156
127595,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	5,000	78
127654,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	10,000	(17)
127656,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(8)
128212,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	92
128213,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	92
128214,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	5,000	46
128216,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	10,000	(12)
128217,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	10,000	(12)
128218,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	5,000	(6)
128220,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	12,500	194
103570,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	5,000	10
103571,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	16
103572,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	16
103573,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	20,000	41
103566,SWAP, USD 1 / (USD 0), :US59156RAN89	6/20/2017	25,000	100

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

103567,SWAP, USD 5 / (USD 0), :US345370BX76	6/20/2017	25,000	564
101771,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	8,000	43
109653,SWAP, USD 1 / (USD 0), :US219350AE55	12/20/2017	12,500	79
101775,SWAP, USD 1 / (USD 0), :US29273RAB50	12/20/2017	20,000	135
103568,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	50,000	433
103569,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	20,000	171
115332,SWAP, USD 5 / (USD 0), :US911365AX24	12/20/2017	500	23
101778,SWAP, USD 5 / (USD 0), :US37247DAK28	6/20/2018	27,000	664
107260,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	15,000	177
101779,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	50,000	595
109654,SWAP, USD 1 / (USD 0), :US172967ES69	9/20/2023	20,000	53
109655,SWAP, USD 1 / (USD 0), :US06051GDX43	9/20/2023	20,000	14
109656,SWAP, USD 1 / (USD 0), :US55616XAA54	9/20/2020	10,000	(32)
101780,SWAP, USD 1 / (USD 0), :US084670BD98	9/20/2023	30,000	(231)
101781,SWAP, USD 1 / (USD 0), :US73755LAF40	9/20/2020	20,000	130
101782,SWAP, USD 1 / (USD 0), :US172967ES69	9/20/2023	20,000	53
109657,SWAP, USD 1 / (USD 0), :US925524AU41	9/20/2020	10,000	214
101783,SWAP, USD 1 / (USD 0), :US416515AV66	9/20/2020	25,000	471
101784,SWAP, USD 1 / (USD 0), :US74432QAY17	9/20/2020	37,000	554
109659,SWAP, USD 1 / (USD 0), :US260543BJ10	12/20/2020	15,500	250
109665,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	227
115333,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	227
109666,SWAP, USD 5 / (USD 0), :US852061AF78	12/20/2019	5,000	409
109667,SWAP, USD 5 / (USD 0), :US552953BB60	12/20/2019	5,000	594
109668,SWAP, USD 5 / (USD 0), :US126304AK02	12/20/2019	2,000	168
109669,SWAP, USD 5 / (USD 0), :US12543DAL47	12/20/2019	5,000	(927)
109670,SWAP, USD 5 / (USD 0), :US131347CF14	12/20/2019	5,000	493
119316,SWAP, USD 1 / (USD 0), :XS0292653994	12/20/2019	10,000	137
119323,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(149)
119318,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	25
119321,SWAP, USD 1 / (USD 0), :US836205AN45	12/20/2019	10,000	(64)
119320,SWAP, USD 1 / (USD 0), :US900123AL40	12/20/2019	20,000	(451)
101785,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	25
133643,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	6,300	(49)
133644,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	6,200	(48)
133653,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	6,200	(59)
133656,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2020	6,200	50
133897,SWAP, USD 1 / (USD 0), :JP576400C859	12/20/2020	5,000	75
133896,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	5,000	(41)
133743,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133876,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133877,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133880,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	8,000	(62)
133881,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	2,000	(16)
133902,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	10,000	(78)
134315,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65
134316,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

134319,SWAP, USD 1 / (USD 0), :US465410AH18	12/20/2020	10,000	(156)
134643,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	6,000	(2)
134618,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(2)
134620,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	5,000	(39)
134622,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2020	10,000	81
134821,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	7,000	(58)
134804,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	10,000	74
134805,SWAP, USD 1 / (USD 0), :US698299AD63	12/20/2020	5,900	1
134806,SWAP, USD 1 / (USD 0), :US698299AD63	12/20/2020	2,000	0
134808,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	4,000	(38)
134809,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	6,000	(57)
135158,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65
138038,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	10,000	(83)
141522,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	5,000	(39)
141625,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	5,000	(39)
141747,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	10,000	(83)
141748,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	5,000	(47)
152086,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2021	15,000	(222)
153789,SWAP, USD 1 / (USD 0), :CDX-NAIGS22V1-5Y	6/20/2019	37,000	567
157739,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	50,000	830
157740,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	50,000	830
157741,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	50,000	830
157735,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	20,000	328
157736,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	20,000	328
157742,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	22,000	365
158024,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	40,000	656
160768,SWAP, USD 1 / (USD 0), :XS0114288789	6/20/2021	3,500	(81)
160770,SWAP, USD 1 / (USD 0), :XS0114288789	6/20/2021	5,000	(115)
173565,SWAP, USD 5 / (USD 0), :US37045VAD29	12/20/2021	10,000	1,593
186522,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	1,800	(62)
186526,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	1,200	(7)
184294,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	9,000	(310)
186529,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	6,000	(37)
186530,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	4,000	(25)
186669,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	6,000	(207)
187621,SWAP, USD 0 / (USD 0), :US23331ABF57	12/20/2021	19,000	(211)

		$3,429,535	$41,602

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2016	2015
Interest rate and currency swaps:
Receive fixed—pay fixed	$85,262	$3,561,505
Receive fixed—pay floating	77,500	169,665
Receive floating—pay floating	—	120,950
Swaptions:
Receive fixed—pay floating	6,000,000	6,000,000
Receive floating—pay fixed	6,000,000	6,000,000
Interest rate swaps:
Receive fixed—pay fixed	11,825,181	6,022,893
Receive fixed—pay floating	15,695,014	17,733,996
Receive floating—pay fixed	18,811,000	14,818,781
Receive floating—pay floating	11,491,769	8,710,507
Caps	2,250,000	2,250,000
Options Calls / Puts	250,375	1,372,064

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets as of December 31, 2016 and 2015, respectively:

	Gross Restricted (Admitted & Nonadmitted)
	2016
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
Collateral held under security lending agreements	2,303,289	—	—	—	2,303,289
Subject to repurchase agreements	147,444	—	—	—	147,444
Subject to reverse repurchase agreements	—	—	—	—	—
Subject to dollar repurchase agreements	453,474	—	—	—	453,474
Subject to dollar reverse repurchase agreements	—	—	—	—	—
Placed under option contracts	—	—	—	—	—
Letter stock or securities restricted as to sale - excluding FHLB capital stock	6,408	—	—	—	6,408
FHLB capital stock	176,800	—	—	—	176,800
On deposit with states	47,548	—	—	—	47,548
On deposit with other regulatory bodies	—	—	—	—	—
Pledged as collateral to FHLB (including assets backing funding agreements)	5,155,703	—	—	—	5,155,703
Pledged as collateral not captured in other categories	1,039,105	—	—	—	1,039,105
Other restricted assets	482,544	—	—	—	482,544

Total Restricted Assets	$9,812,315	$—	$—	$—	$9,812,315

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	0.00%	0.00%
Collateral held under security lending agreements	2,760,891	(457,602)	—	2,303,289	1.75%	1.75%
Subject to repurchase agreements	109,793	37,651	—	147,444	0.11%	0.11%
Subject to reverse repurchase agreements	—	—	—	—	0.00%	0.00%
Subject to dollar repurchase agreements	705,253	(251,779)	—	453,474	0.34%	0.34%
Subject to dollar reverse repurchase agreements	—	—	—	—	0.00%	0.00%
Placed under option contracts	—	—	—	—	0.00%	0.00%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	25,339	(18,931)	—	6,408	0.00%	0.00%
FHLB capital stock	104,000	72,800	—	176,800	0.13%	0.13%
On deposit with states	49,010	(1,462)	—	47,548	0.04%	0.04%
On deposit with other regulatory bodies	—	—	—	—	0.00%	0.00%
Pledged as collateral to
FHLB (including assets backing funding agreements)	3,299,057	1,856,646	—	5,155,703	3.91%	3.91%
Pledged as collateral not captured in other categories	371,577	667,528	—	1,039,105	0.79%	0.79%
Other restricted assets	476,119	6,425	—	482,544	0.37%	0.37%

Total Restricted Assets	$7,901,039	$1,911,276	$—	$9,812,315	7.45%	7.45%

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets in other categories as of December 31, 2016 and 2015, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	2016
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$989,453	$—	$—	$—	$989,453
Secured Funding Agreements	42,588	—	—	—	42,588
AMBAC	7,064	—	—	—	7,064

Total	$1,039,105	$—	$—	$—	$1,039,105

	Gross (Admitted & Nonadmitted) Restricted			Percentage
Description of Assets	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$314,892	$674,561	$989,453	0.75%	0.75%
Secured Funding Agreements	45,928	(3,340)	42,588	0.03	0.03
AMBAC	10,757	(3,693)	7,064	0.01	0.01

Total	$371,577	$667,528	$1,039,105	0.78%	0.78%

The follow table shows the collateral received and reflected as assets within the financial statements as of December 31, 2016.

Collateral Assets	Book Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admited Assets
Cash	$1,079,335	$1,079,335	1.84%	1.86%
Securities lending collateral assets	2,303,603	2,303,603	3.92	3.97
Other	79,536	79,531	0.14	0.14

Total Collateral Assets	$3,462,473	$3,462,469	5.90%	5.97%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$3,463,690	6.55%

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has no receivables as of December 31, 2016 associated with “to-be-announced” (TBA) covered short sales. The Company has receivables as of December 31, 2015 associated with TBA covered short sales. These receivables have been offset on the Balance Sheet with dollar repurchase agreement liabilities as the transactions are with the same counterparty. See the following table:

	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
December 31, 2016
Assets:
Receivables for securities	$—	$—	$—
Liabilities:
Borrowed money	$—	$—	$—
December 31, 2015
Assets:
Receivables for securities	$226,645	$209,176	$17,469
Liabilities:
Borrowed money	$705,704	$209,176	$496,528

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2016	2015	2014
Direct premiums	$14,081,227	$17,621,969	$18,862,934
Reinsurance assumed - non affiliates	1,412,887	1,376,827	1,451,900
Reinsurance assumed - affiliates	98,501	110,700	128,976
Reinsurance ceded - non affiliates	(2,018,612)	(2,650,533)	(2,078,651)
Reinsurance ceded - affiliates	448,649	(1,649,085)	(2,129,876)

Net premiums earned	$14,022,652	$14,809,878	$16,235,283

Effective October 1, 2016, the Company recaptured fixed annuity and funding agreement business previously ceded to Transamerica Premier Life Insurance Company (TPLIC), an affiliate, on a coinsurance basis. The Company received cash and invested assets of $3,017,999 and recaptured policy and claim reserves of $3,030,564. A reinsurance receivable from TPLIC

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

was established for the remaining $12,565 of assets to be transferred in support of the transferred policy and claim reserves. In addition, TPLIC transferred $82,218 of transfer date IMR to the Company. The Company paid net consideration to TPLIC resulting in a pre-tax loss of $40,086, which has been included in the Summary of Operations.

Effective October 1, 2016, TPLIC recaptured medium-term note funding agreements previously ceded to the Company on a coinsurance basis. The Company transferred cash and invested assets of $114,175 and released deposit-type reserves of $112,238 and a hedge novation of $2,228. A payable to TPLIC of $292 was established for remaining assets to be transferred in support of the hedge novation. The Company received consideration from TPLIC resulting in a pre-tax gain of $2,936 which has been included in the Summary of Operations.

Effective September 30, 2016, the Company ceded term life business to TWRI, an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $41,565, transferred other net assets of $2,042, and released life and claim reserves of $296,656 and $21,926, respectively, resulting in a pre-tax gain of $274,974 ($178,733 net of tax) which has been credited directly to unassigned surplus.

The Company received reinsurance recoveries in the amount of $3,349,716, $3,370,420 and $3,157,884, during 2016, 2015 and 2014, respectively. At December 31, 2016 and 2015, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $753,202 and $731,784. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2016 and 2015 of $30,090,704 and $33,315,357.

On October 1, 2015, the Company, Union Hamilton Reinsurance, Ltd. (UH), and Commonwealth Annuity and Life Insurance Company (CALIC) entered into a Novation Agreement, pursuant to which UH assigned and delegated to CALIC its rights and obligations under the Original Agreement. Subsequently, the Company and CALIC amended and restated the fixed annuity reinsurance agreement from a modified coinsurance to coinsurance basis. As a result of the amendment, the Company transferred assets with a market value of $735,156, released coinsurance reserve liabilities of $721,190, and released an after-tax IMR liability associated with the block of business in the amount of $9,477 resulting in a net of tax gain on the transaction in the amount of $399 (IMR after-tax gain of $9,477 less gross loss on reinsurance of $13,966 taxed at 35%) which has been included in the Statement of Operations.

Effective July 1, 2015, the Company entered into an assumption reinsurance agreement with TPLIC, an affiliate, under which the Company novated its Medicare Supplement business to TPLIC. The Company transferred policy reserves of $6,987, claims reserves of $20,893, other liabilities of $920 along with assets of $28,801 to TPLIC during the last two quarters of the year. This represents the portion of the Medicare supplement business for which regulatory approval of the assumption agreement was received by July 1. No consideration was paid or received related to the novation. No gain or loss was recognized in the financial statements.

Effective April 14, 2015, the reinsurance agreement dated December 31, 2008 reinsuring variable annuity reinsurance between the Company and Transamerica International Re (Bermuda) Ltd (TIRe) was novated, to Firebird Re Corp. (FReC). General account reserves, and claim reserves ceded on a coinsurance basis at the time of novation were $514,898 and $5,070, respectively.

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate account modified coinsurance reserves and general account modified coinsurance reserves at the time of the novation were $7,052,587 and $140,034 respectively. No consideration was paid or received related to the novation. No gain or loss was recognized.

Subsequent to the novation, the Companies entered into an amended and restated reinsurance agreement related to the business. The modified coinsurance reinsurance reserves were converted to coinsure reserves and a general account funds withheld was established. The general account paid FReC $140,034 for the modified coinsurance reserves and ceded coinsurance reserves of $156,478, resulting in a pre-tax gain of $16,444 which has been credited directly to unassigned surplus. FReC placed assets of $676,446, equal to the ceded general account reserves, in a funds withheld account, and the Company established a corresponding funds withheld liability of $676,446.

Effective December 31, 2014, the Company ceded certain stand-alone long-term care policies to TPLIC, an affiliate, for which the Company paid an initial ceding commission and premiums of $350,000 and $3,914,521, respectively and ceded modified coinsurance reserves of $3,914,521, resulting in a pre-tax loss of $350,000 which has been included in the Statement of Operations.

Effective October 1, 2014, the Company recaptured fixed annuity contracts previously reinsured to TIRe for which the Company received net consideration of $43,360, released a funds withheld liability of $1,975,937, and established benefit reserves and claim reserves $2,004,673 resulting in a pre-tax gain of $14,624 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $15,795, which included the recapture of IMR gains in the amount of $19,852 on an after-tax basis, with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the variable BOLI/COLI business that was previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe), an affiliate, for which the Company paid net consideration of $17,769, released the funds withheld liability of $1,080,541, and recaptured separate account and general account policy and claims reserves of $1,080,541, resulting in a pre-tax loss of $17,769 which was included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $94,571 ($61,471 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the single premium universal life, credit life and credit disability business previously reinsured to TIRe for which the Company paid net consideration of $50,000, released a funds withheld liability of $516,472, recaptured policy and claims reserves of $560,275 and other liabilities of $13,334, and recaptured policy loans in the amount of $2,048, resulting in a pre-tax loss of $105,091 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $1,323 ($860 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, effective October 1, 2014, the Company ceded this business to Ironwood Re Corp. (IRC) for which the Company received net consideration of $50,000, established a funds withheld liability of $516,472, released policy and claim reserves of $560,275 and other liabilities of $13,334, resulting in a pre-tax gain of $107,138 ($69,640 after-tax) which has been credited directly to unassigned surplus.

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2014, SLIC, prior to the merger, recaptured the business that was previously reinsured to TIRe, an affiliate, for which net consideration received was $19,000, funds withheld liability released was $572,468, policy and claims reserves recaptured were $869,488, and other assets recaptured were $34,500, resulting in a pre-tax loss of $243,519 which was included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $243,586 ($158,331 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, October 1, 2014, SLIC ceded this business to Ironwood Re Corp. (IRC), an affiliate, for which net consideration paid was $19,000, a funds withheld liability of $572,468 was established, policy and claims reserves released were $869,660, and other assets released were $34,501, resulting in a pre-tax gain of $243,691 ($158,399 after-tax) which has been credited directly to unassigned surplus.

Effective June 30, 2014, the Company ceded level term life and universal life secondary guarantee business to TLIC Oakbrook Reinsurance, Inc., an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $25,667, transferred other net assets of $1,852 and released life and claim reserves of $535,211 and $25,667, respectively, resulting in a pre-tax gain of $533,359 ($346,683 net of tax) which was credited directly to unassigned surplus on a net of tax basis.

Effective June 30, 2014, the Company ceded to Transamerica Premier Life Insurance Company on a YRT basis the net amount paid in excess of $3,000 on covered level term and universal life secondary guarantee policies. The Company paid an initial reinsurance premium of $858 and released reserves of $5,685 resulting in a pre-tax gain of $4,826 which has been included in the Statement of Operations.

During 2016, 2015 and 2014 amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $255,425 ($176,996 after tax), $133,048 ($106,755 after tax) and $175,042 ($114,198, net of tax), respectively.

The Company reports a reinsurance deposit receivable of $199,500 and $203,429 as of December 31, 2016 and 2015, respectively. In 1996, the Company entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, the Company ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2016, 2015 and 2014, the Company obtained letters of credit of $98,006, $242,957 and $123,006, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company reinsures a closed block of guaranteed minimum income benefit (GMIB), guaranteed minimum death benefit (GMDB), and guaranteed minimum withdrawal benefit (GMWB) risks to Firebird Re Corp. The affiliated reinsurance treaties have been in place for a number of years and do not include any new business since the inception but were initiated to better align hedging and capital requirements. The risk reinsured to the affiliated reinsurer is retained by the Transamerica group. The risks assumed by Firebird Re Corp. are all affiliated variable annuity treaties.

Variable annuity reserves established by Firebird Re Corp. are equal to the US GAAP reserve requirements. In addition, the captive establishes an additional variable annuity reserve above the US GAAP reserve to the greater of the mirror of the reserve ceded to the Captive (US statutory) and a total asset requirement (CTE 80) level. The TAR CTE80 is calculated assuming a 50% best estimate model (with hedge credit) and 50% stochastic model.

The Company took reserve credits for variable annuities of $746,339 and $790,284 in 2016 and 2015, respectively. The amount of collateral supporting the reserve credits was $730,545 and $776,072 in 2016 and 2015, respectively. All of the collateral held to support the reserve credit is funds withheld. The collateral is made up of bonds, cash and short-term assets.

The Company ceded modified coinsurance reserves of $4,536,010 and $4,236,392 as of December 31, 2016 and 2015, respectively, for certain stand-alone long-term care policies under the indemnity reinsurance agreement with TPLIC, an affiliate. Ceded losses incurred of $361,167 and $346,166 for years ended December 31, 2016 and 2015, respectively, are presented net within the claims development table in Note 1.

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2016 and 2015 and the change from the prior year are comprised of the following components:

	December 31, 2016
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$2,481,049	$215,092	$2,696,141
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	2,481,049	215,092	2,696,141
Deferred Tax Assets Nonadmitted	515,901	—	515,901

Subtotal (Net Deferred Tax Assets)	1,965,148	215,092	2,180,240
Deferred Tax Liabilities	1,152,105	164,291	1,316,396

Net Admitted Deferred Tax Assets	$813,043	$50,801	$863,844

	December 31, 2015
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$2,057,430	$292,685	$2,350,115
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	2,057,430	292,685	2,350,115
Deferred Tax Assets Nonadmitted	618,270	—	618,270

Subtotal (Net Deferred Tax Assets)	1,439,160	292,685	1,731,845
Deferred Tax Liabilities	687,781	260,956	948,737

Net Admitted Deferred Tax Assets	$751,379	$31,729	$783,108

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$423,619	$(77,593)	$346,026
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	423,619	(77,593)	346,026
Deferred Tax Assets Nonadmitted	(102,369)	—	(102,369)

Subtotal (Net Deferred Tax Assets)	525,988	(77,593)	448,395
Deferred Tax Liabilities	464,324	(96,665)	367,659

Net Admitted Deferred Tax Assets	$61,664	$19,072	$80,736

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2016	2015	Change
Deferred Tax Assets:
Ordinary
Discounting of unpaid losses	$5,995	$2,382	$3,613
Policyholder reserves	936,738	769,309	167,429
Investments	570,496	471,638	98,858
Deferred acquisition costs	626,204	621,902	4,302
Compensation and benefits accrual	33,383	26,365	7,018
Receivables - nonadmitted	28,232	33,000	(4,768)
Tax credit carry-forward	222,313	67,359	154,954
Section 197 Intangible Amortization	—	6,250	(6,250)
Corporate Provision	—	474	(474)
Assumption Reinsurance	9,545	10,715	(1,170)
CFC FTC Offset	15,020	—	15,020
Other (including items <5% of ordinary tax assets)	33,123	48,036	(14,913)

Subtotal	2,481,049	2,057,430	423,619
Nonadmitted	515,901	618,270	(102,369)

Admitted ordinary deferred tax assets	1,965,148	1,439,160	525,988
Capital:
Investments	215,092	292,685	(77,593)

Subtotal	215,092	292,685	(77,593)
Nonadmitted	—	—	—

Admitted capital deferred tax assets	215,092	292,685	(77,593)

Admitted deferred tax assets	$2,180,240	$1,731,845	$448,395

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2016	2015	Change
Deferred Tax Liabilities:
Ordinary
Investments	$787,307	$565,039	$222,268
Fixed assets	40,867	26,944	13,923
§807(f) adjustment	75,844	64,659	11,185
Separate Account Adjustments	34,766	31,139	3,627
CFC FTC Offset	11,579	—	11,579
Hedge Reserve Offset	201,554	—	201,554
Other (including items <5% of total ordinary tax liabilities)	188	—	188

Subtotal	1,152,105	687,781	464,324
Capital
Investments	164,291	260,956	(96,665)

Subtotal	164,291	260,956	(96,665)

Deferred tax liabilities	1,316,396	948,737	367,659

Net deferred tax assets/liabilities	$863,844	$783,108	$80,736

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2016 or 2015.

The Company made a modification in 2015 to its groupings of DTAs and DTLs (as permitted under SSAP No. 101 Q&A 2.9). Prior to this change, the Company had DTAs and DTLs that were netted together within two specific categories of temporary differences. The Company determined, in accordance with its practice of recording DTAs and DTLs separately for purposes of application of SSAP No. 101, that it is more appropriate and consistent to present DTAs and DTLs with respect to 1) reserves and deferred and uncollected premiums and 2) bonds and derivatives on certain blocks of business.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the years ended December 31, 2016 and 2015 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2016
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$226,217	$30,862	$257,079
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		550,512	56,253	606,765
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	550,512	56,253	606,765
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	655,637
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		1,188,419	127,977	1,316,396

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,965,148	$215,092	$2,180,240

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

			December 31, 2015
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$286,447	$61,384	$347,831
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		357,063	78,214	435,277
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	357,063	78,214	435,277
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	717,412
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		795,650	153,087	948,737

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,439,160	$292,685	$1,731,845

			Change
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$(60,230)	$(30,522)	$(90,752)
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		193,449	(21,961)	171,488
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	193,449	(21,961)	171,488
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(61,775)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		392,769	(25,110)	367,659

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$525,988	$(77,593)	$448,395

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2016	2015	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	708%	844%	-136%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold

Limitation in 2(b)2 above	$4,370,911	$4,700,489	$(329,578)

The impact of tax planning strategies at December 31, 2016 and 2015 was as follows:

	December 31, 2016
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	3%	25%	6%

	December 31, 2015
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	36%	4%

(% of Total Net Admitted Adjusted Gross DTAs)	3%	35%	8%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2016	2015	Change
Current Income Tax
Federal	$(101,440)	$(9,592)	$(91,848)
Foreign	(1)	(26)	25

Subtotal	(101,441)	(9,618)	(91,823)

Federal income tax on net capital gains	5,234	50,995	(45,761)

Federal and foreign income taxes incurred	$(96,207)	$41,377	$(137,584)

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2015	2014	Change
Current Income Tax
Federal	$(9,592)	$258,554	$(268,146)
Foreign	(26)	—	(26)

Subtotal	(9,618)	258,554	(268,172)

Federal income tax on net capital gains	50,995	121,064	(70,069)

Federal and foreign income taxes incurred	$41,377	$379,618	$(338,241)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2016	2015	2014
Current income taxes incurred	$(96,207)	$41,377	$379,618
Change in deferred income taxes (without tax on unrealized gains and losses)	(183,307)	(300,764)	331,883

Total income tax reported	$(279,514)	$(259,387)	$711,501

Income before taxes	$299,572	$(181,353)	$1,060,978
	35%	35%	35%

Expected income tax expense (benefit) at 35% statutory rate	$104,850	$(63,474)	$371,342
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(74,012)	(69,204)	(46,828)
Tax credits	(25,037)	(81,829)	(37,788)
Tax-exempt income	(11)	(7)	—
Tax adjustment for IMR	669	(33,936)	(16,620)
Surplus adjustment for in-force ceded	608	(40,327)	76,692
Nondeductible expenses	1,049	976	1,264
Deferred tax benefit on other items in surplus	(233,112)	(3,152)	319,999
Provision to return	(2,177)	(4,546)	8,055
Life-owned life insurance	(2,966)	(2,948)	(3,132)
Dividends from certain foreign corporations	1,620	2,093	1,066
Pre-tax income of single member limited liability company	14,093	46,193	52,362
Intercompany dividends	(47,766)	—	—
Partnership permanent adjustment	(1,913)	(13,177)	(11,764)
Audit adjustment—Permanent	(21,196)	—	—
Other	5,787	3,951	(3,147)

Total income tax reported	$(279,514)	$(259,387)	$711,501

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s federal income tax return is consolidated with other affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2016.

As of December 31, 2016 and 2015, respectively, the Company had a $222,314 and $67,359 tax credit carryforward available for tax purposes. Included in the 2016 tax credit carryforward is a general business tax credit carryforward of $164,764.

Carryovers from:	Expiration:
12-31-2010	12-31-2030	21,817
12-31-2011	12-31-2031	45,391
12-31-2012	12-31-2032	28,827
12-31-2013	12-31-2033	22,676
12-31-2014	12-31-2034	20,601
12-31-2015	12-31-2035	20,931
12-31-2016	12-31-2036	4,521

Standard GBC Carryovers		164,764

The Company also has an alternative minimum tax credit carryforward of $57,550 available for tax purposes that carries forward indefinitely. As of December 31, 2016 and 2015, the Company had no operating loss or capital loss carryfowards available for tax purposes.

The Company incurred income taxes of $0, $12,699, and $252,550 during 2016, 2015, and 2014, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2016 and 2015 is $9,763 and $4,152, respectively. The total amount of the tax contingencies that if recognized, would affect the effective income tax rate is $9,763. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending in December 31, 2016, 2015, and 2014 is $864, ($270), and $12,961, respectively. The total interest payable balance as of December 31, 2016 and 2015 is $10,768 and $9,903, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

During 2016 the company modified its calculation of dividends that are eligible for the dividends received deduction. This resulted in recording a permanent tax benefit of $20,250 in the Company’s 2016 financial statements for years 2011 – 2015. This has been treated as a change in estimate, the impact on future years is not currently determinable.

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2008. We expect receivables and payables for 2005-2008 to be settled in early 2017. An examination is in progress for the year 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.05% of ordinary life insurance in force at December 31, 2016 and 2015, respectively.

For the years ended December 31, 2016, 2015 and 2014, premiums for life participating policies were $12,036, $13,196 and $14,110, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $5,967, $5,894 and $8,045 to policyholders during 2016, 2015 and 2014, respectively, and did not allocate any additional income to such policyholders.

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2016
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,141,878	$—	$—	$1,141,878	1%
At book value less surrender charge of 5% or more	273,919	—	—	273,919	0
At fair value	126,155	—	66,886,612	67,012,767	73

Total with adjustment or at fair value	1,541,952	—	66,886,612	68,428,564	74
At book value without adjustment (minimal or no charge or adjustment)	13,413,613	17,739	—	13,431,352	14
Not subject to discretionary withdrawal provision	10,732,102	41,507	38,256	10,811,865	12

Total annuity reserves and deposit liabilities	25,687,667	59,246	66,924,868	92,671,781	100%

Less reinsurance ceded	4,680,333	—	—	4,680,333

Net annuity reserves and deposit liabilities	$21,007,334	$59,246	$66,924,868	$87,991,448

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2015
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,275,215	$—	$—	$1,275,215	1%
At book value less surrender charge of 5% or more	250,597	—	—	250,597	0
At fair value	134,954	—	63,388,970	63,523,924	69

Total with adjustment or at fair value	1,660,766	—	63,388,970	65,049,736	72
At book value without adjustment (minimal or no charge or adjustment)	14,346,775	34,954	—	14,381,729	16
Not subject to discretionary withdrawal provision	11,126,108	43,311	38,287	11,207,706	12

Total annuity reserves and deposit liabilities	27,133,649	78,265	63,427,257	90,639,171	100%

Less reinsurance ceded	9,235,531	—	—	9,235,531

Net annuity reserves and deposit liabilities	$17,898,118	$78,265	$63,427,257	$81,403,640

The Company’s liability for deposit-type contracts includes GIC’s and Funding Agreements assumed from Transamerica Premier Life Insurance Company, an affiliate. The liabilities assumed are $0 and $167,933 at December 31, 2016 and 2015, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2016	$—	$64	$10,970	$8,767,639	$8,778,673

Reserves for separate accounts as of December 31, 2016 with assets at:
Fair value	$—	$21,505	$20,001	$70,154,420	$70,195,926
Amortized cost	—	633,674	—	—	633,674

Total as of December 31, 2016	$—	$655,179	$20,001	$70,154,420	$70,829,600

Reserves for separate accounts by withdrawal characteristics as of December 31, 2016:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	70,116,163	70,116,163
At book value without fair value adjustment and with current surrender charge of less than 5%	—	633,674	—	—	633,674

Subtotal	—	633,674	—	70,116,163	70,749,837
Not subject to discretionary withdrawal	—	21,505	20,001	38,257	79,763

Total separate account reserve liabilities at December 31, 2016	$—	$655,179	$20,001	$70,154,420	$70,829,600

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2015	$—	$31	$9,244	$12,203,423	$12,212,698

Reserves for separate accounts as of December 31, 2015 with assets at:
Fair value	$—	$19,818	$23,493	$66,606,612	$66,649,923
Amortized cost	—	633,332	—	—	633,332

Total as of December 31, 2015	$—	$653,150	$23,493	$66,606,612	$67,283,255

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	66,568,326	66,568,326
At book value without fair value adjustment and with current surrender charge of less than 5%	—	633,332	—	—	633,332

Subtotal	—	633,332	—	66,568,326	67,201,658
Not subject to discretionary withdrawal	—	19,818	23,493	38,286	81,597

Total separate account reserve liabilities at December 31, 2015	$—	$653,150	$23,493	$66,606,612	$67,283,255

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014	$—	$53	$11,846	$13,127,469	$13,139,368

Reserves for separate accounts as of December 31, 2014 with assets at:
Fair value	$—	$20,574	$35,038	$65,194,925	$65,250,537
Amortized cost	—	634,931	—	—	634,931

Total as of December 31, 2014	$—	$655,505	$35,038	$65,194,925	$65,885,468

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	65,152,722	65,152,722
At book value without fair value adjustment and with current surrender charge of less than 5%	—	634,931	—	—	634,931

Subtotal	—	634,931	—	65,152,722	65,787,653
Not subject to discretionary withdrawal	—	20,574	35,038	42,203	97,815

Total separate account reserve liabilities at December 31, 2014	$—	$655,505	$35,038	$65,194,925	$65,885,468

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2016	2015	2014
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$8,767,931	$12,204,163	$13,127,680
Transfers from separate accounts	(7,872,107)	(8,389,740)	(6,499,970)

Net transfers to separate accounts	895,824	3,814,423	6,627,710
Miscellaneous reconciling adjustments	469,247	1,337,434	1,882,846

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$1,365,071	$5,151,857	$8,510,556

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2016 and 2015, the Company’s separate account statement included legally insulated assets of $73,597,682 and $72,128,772, respectively. The assets legally insulated from general account claims at December 31, 2016 and 2015 are attributed to the following products:

	2016	2015
Group annuities	$24,388,135	$24,948,800
Variable annuities	44,163,304	42,603,715
Fixed universal life	729,291	695,852
Variable universal life	4,212,641	3,602,521
Variable life	37,918	196,411
Modified separate accounts	53,201	70,353
Registered Market Value Annuity Product - SPL	13,192	11,120

Total separate account assets	$73,597,682	$72,128,772

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2016 and 2015, the general account of the Company had a maximum guarantee for separate account liabilities of $2,852,548 and $3,029,017 respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $483,307, $434,084, $342,823, $242,109, and $180,478 to the general account in 2016, 2015, 2014, 2013, and 2012, respectively. During the years ended December 31, 2016, 2015, 2014, 2013, and 2012 the general account of the Company had paid $77,232, $223,304, $35,985, $30,830, and $61,901 respectively, toward separate account guarantees.

At December 31, 2016 and 2015, the Company reported guaranteed separate account assets at amortized cost in the amount of $672,491 and $668,367, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $709,808 and $695,578 at December 31, 2016 and 2015, respectively, which would have resulted in an unrealized gain of $37,317 and $27,211, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2016 and 2015, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Gross Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2016
Minimum guaranteed death benefit	$9,966,666	$341,249	$173,898
Minimum guaranteed income benefit	4,095,173	957,867	769,259
Guaranteed premium accumulation fund	235,183	25,312	—
Minimum guaranteed withdrawal benefit	33,170,833	371,165	15,601
December 31, 2015
Minimum guaranteed death benefit	$9,824,534	$305,392	$205,460
Minimum guaranteed income benefit	3,845,600	585,083	921,716
Guaranteed premium accumulation fund	266,040	24,086	—
Minimum guaranteed withdrawal benefit	32,000,725	255,044	(72)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies’ paid-through date to the policies’ next anniversary date. At December 31, 2016 and 2015, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2016
Life and annuity:
Ordinary first-year business	$5,026	$1,336	$3,690
Ordinary renewal business	775,352	10,855	764,497
Group life direct business	44,988	9,649	35,339
Credit direct business	556	—	556
Reinsurance ceded	(687,316)	—	(687,316)

	$138,606	$21,840	$116,766
Accident and health	32,651	—	32,651

	$171,257	$21,840	$149,417

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross	Loading	Net
December 31, 2015
Life and annuity:
Ordinary first-year business	$5,595	$5,322	$273
Ordinary renewal business	526,286	11,110	515,176
Group life business	49,752	10,235	39,517
Credit direct business	1,214	—	1,214
Reinsurance ceded	(459,372)	—	(459,372)

	$123,475	$26,667	$96,808
Accident and health	42,708	—	42,708

	$166,183	$26,667	$139,516

Amounts recorded as supplementary contracts without life contingencies of $3,370,720 and $2,738,140 at December 31, 2016 and 2015, respectively, are subject to discretionary withdrawals without adjustments.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2016 and 2015, the Company had insurance in force aggregating $108,217,769 and $96,861,149, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Iowa Insurance Division. The Company established policy reserves of $1,636,310 and $1,588,202 to cover these deficiencies as of December 31, 2016 and 2015, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2017, without the prior approval of insurance regulatory authorities, is $779,799.

On December 22, 2016, the Company paid a preferred stock dividend of $35,630 and a cash return of capital of $314,056 to its parent. In addition, the Company paid $314 representing the redemption of 31,437 shares of Series B non-voting preferred stock at par value to its parent also on December 22, 2016.

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On June 20, 2016 the Company paid a preferred stock dividend of $104,555 and an ordinary common stock dividend of $245,445 to its parent company.

On December 22, 2015, the Company paid a cash return of capital of $300,000 to its parent. The Company did not pay any ordinary dividends during 2015.

On September 28, 2016 the Company made a capital contribution in the amount of $2,500 to TWRI in exchange for 25,000 common shares of TWRI. The Company also made an additional capital contribution to TWRI of $122,500 on September 28, 2016.

The Company received a capital contribution of $10 from TIHI on March 31, 2015.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2016, the Company meets the minimum RBC requirements.

On September 30, 2002, Life Investors Insurance Company of America (LIICA), which merged in to the Company effective October 2, 2008, received $150,000 from TA Corp in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Iowa Insurance Division prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2016 and 2015 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2016	$150,000	$9,000	$126,000	$2,250
2015	$150,000	$9,000	$117,000	$2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

95

Transamerica Life Insurance Company

Notes to Financial Statements –  Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, respectively, securities with a fair value of $2,251,377 and $2,692,737 were on loan under securities lending agreements. At December 31, 2016, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,303,603 and $2,760,922 at December 31, 2016 and 2015, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$2,303,289
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	2,303,289
Securities received	—

Total collateral received	$2,303,289

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$349,742	$349,742
30 days or less	1,045,472	1,045,472
31 to 60 days	320,865	320,865
61 to 90 days	200,597	200,597
91 to 120 days	110,054	110,054
121 to 180 days	276,873	276,873

Total	2,303,603	2,303,603
Securities received	—	—

Total collateral reinvested	$2,303,603	$2,303,603

For securities lending, the Company’s sources of cash that it uses to return the cash collateral are dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,304,719 (fair value of $2,303,603) that are currently tradable securities that could be sold and used to pay for the $2,303,289 in collateral calls that could come due under a worst-case scenario.

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by Transamerica. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Transamerica. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Pension expenses were $35,812, $32,799 and $29,648 for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company’s employees participate in a contributory defined contribution plan sponsored by Transamerica, the Company’s parent, which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense was $15,745, $16,439 and $14,742 for the years ended December 31, 2016, 2015 and 2014 respectively.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2016, 2015 and 2014 was insignificant. TA Corp also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of TA Corp and the Company.

In addition to pension benefits, the Company participates in plans sponsored by TA Corp that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations. The Company expensed $6,527, $6,361 and $6,609 related to these plans for the years ended December 31, 2016, 2015 and 2014, respectively.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company announced an update of its restructuring plan in December 2016 that includes a significant number of position eliminations. Affected employees were offered a severance package contingent upon completion of the terms of their employment. In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, an expense was accrued in 2016 for the severance benefit of $21,615.

During December 2015, the Company offered select employees the opportunity to participate in the Transamerica Voluntary Separation Incentive Plan (VSIP). Eligible employees were given until January 18, 2016 to make an election. Following SSAP No. 11, Postemployment Benefits and Compensated Absences, and SSAP No. 5R, an expense was accrued in 2015 for the post-employment benefit in the amount of $34,824. The remaining accrual balance at the year ended December 31, 2016 was $5,876.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between TA Corp companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $993,182 $802,298 and $1,144,599 during 2016, 2015 and 2014, respectively. The amount paid as a result of being a party to these agreements was $610,754, $445,462 and $859,389 during 2016, 2015 and 2014, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $136,494, $133,831 and $124,653 for these services during 2016, 2015 and 2014, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $56,076, $71,184 and $143,027 for the years ended December 31, 2016, 2015 and 2014, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2016, the Company received net interest of $63 from affiliates. During 2015 and 2014, the Company paid net interest of $90 and $50, respectively, to affiliates. At December 31, 2016 and 2015, respectively, the Company reported receivables from affiliates of $111,305 and $59,963. At December 31, 2016 and 2015, respectively, the Company reported payables to affiliates of $115,256 and $18,965. Terms of settlement require that these amounts are settled within 90 days.

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016, the Company had no short-term intercompany notes receivable. At December 31, 2015, the Company had short-term intercompany notes receivable of $278,771 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$254,271	October 27, 2016	0.25%
Transamerica Corporation	24,500	October 28, 2016	0.25%

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $165,912 and $162,440 at December 31, 2016 and 2015, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2016 and 2015, the cash surrender value of these policies was $171,075 and $167,132, respectively.

The Company utilizes the look-through approach in valuing its investment in the following four entities.

Real Estate Alternatives Portfolio 2, LLC (REAP 2)	$33,145
Real Estate Alternatives Portfolio 3, LLC (REAP 3)	$65,966
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$116,110
SB Frazer Owner, LLC (SB Frazer)	$1,203

The financial statements for these entities are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 of SCA entities and/or non-SCA SSAP No. 48 entities owned by REAP 2, REAP 3, REAP 4 HR, and SB Frazer, and valued in accordance with the relevant paragraphs of SSAP No. 97. All liabilities, commitments, contingencies, guarantees, or obligations of REAP 2, REAP 3, REAP 4 HR, and SB Frazer, which are required to be recorded as liabilities, commitments, contingencies, guarantees, or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in REAP 2, REAP 3, REAP 4HR, and SB Frazer, if not already recorded in the financial statements of REAP 2, REAP 3, REAP 4HR, and SB Frazer.

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2016:

	Percentage of	Gross	Admitted	Nonadmitted
SCA Entity	SCA Ownership	Amount	Amount	Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8b(ii) Entities	XXX %	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	53.60%	$17,252	$17,252	$—
GARNET ASSURANCE CORP	100.00	—	—	—
LIFE INVESTORS ALLIANCE LLC	100.00	—	—	—
ASIA INVESTMENT HOLDING LTD	100.00	—	—	—
AEGON FINANCIAL SERVICES GROUP	100.00	—	—	—
GARNET ASSURANCE CORP III	100.00	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$17,252	$17,252	$—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94.07%	$924,100	$924,100	$—

Total SSAP No. 97 8b(iv) Entities	XXX	$924,100	$924,100	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$941,352	$941,352	$—

Aggregate Total	XXX	$941,352	$941,352	$—

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8Bi entities):

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/8/2016	$20,592	Y	N	I
GARNET ASSURANCE CORP	NA		—	N	N	I
LIFE INVESTORS ALLIANCE LLC	NA		—	N	N	I
ASIA INVESTMENT HOLDING LTD	NA		—	N	N	I
AEGON FINANCIAL SERVICES GROUP	NA		—	N	N	I
GARNET ASSURANCE CORP III	NA		—	N	N	I

Total SSAP No. 97 8b(iii) Entities	—	—	$20,592	—	—	—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	NA		$924,100	N	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$924,100	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$944,692	—	—	—

Aggregate Total	—	—	$944,692	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment
				If the Insurance
				SCA Had
	Net		Per	Completed
	Income	Surplus	Reported	Statutory
SCA Entity	Increase	Increase	Statutory	Financial
(Investments in Insurance SCA Entities)	(Decrease)	(Decrease)	Equity	Statements*
LIICA Re II	$—	$(120,000)	$107,327	$—
Pine Falls Re	—	(1,181,330)	368,914	—
Stonebridge Reinsurance Company	—	(900,422)	84,068	—
MLIC Re	—	(990,000)	420,607	—

*	Per AP&P Manual (without permitted or prescribed practices)

The above SCA entities had not been permitted to include a letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level. If the RBC for each of the insurance SCA entities listed above would have triggered a regulatory event had they not used a prescribed practice.

13. Commitments and Contingencies

At December 31, 2016 and 2015, the Company has mortgage loan commitments of $24,877 and $3,000, respectively.

The Company has contingent commitments for $809,291 and $374,233 as of December 31, 2016 and 2015, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $48,742 and $8,611, respectively.

The company leases office buildings under various non-cancelable operating lease agreements. Rental expense for years 2016 and 2015 was $12,837 and $13,009, respectively. The minimum aggregate rental commitments are as follows:

Year	Amount
2017	$14,987
2018	11,738
2019	8,314
2020	8,445
2021	8,265

The Company is not involved in any material sales-leaseback transactions. Leasing (lessor leasing) is not a significant part of the Company’s business activities in terms of revenue, net income or assets.

102

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company has private placement commitments outstanding of $21,679 and $69,000, respectively.

The Company sold $5,858 of securities on a TBA basis as of December 31, 2016. Due to different counterparties, the receivable related to these TBAs was not reclassed. The Company sold $209,176 securities on a TBA basis as of December 31, 2015. The receivable related to these TBAs was reclassed. Note 5, Investments, provides details on the offsetting and netting of assets and liabilities related to this transaction.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2016 and 2015, the Company has pledged invested assets with a carrying value of $989,453 and $314,892, respectively, and fair value of $1,081,242 and $349,075, respectively, in conjunction with these transactions.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral received as of December 31, 2016 and 2015, respectively, was $714,431 and $1,057,821. In addition, securities in the amount of $198,786 and $339,479 were also posted to the Company as of December 31, 2016 and 2015, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2016 and 2015, the Company has pledged invested assets with a carrying amount of $42,588 and $45,928 respectively, and fair value of $44,079 and $48,843 respectively, in conjunction with these transactions

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third-party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. The Company did not recognize a liability for the low income housing tax credit guarantees at December 31, 2016 or 2015, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $59 and $88 at December 31, 2016 and 2015, respectively. No payments are required as of December 31, 2016. The current assessment of risk of making payments under these guarantees is remote.

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continues to meet, pay and settle all present and future obligations of TLB. As of December 31, 2016, there is no payment or performance risk because TLB has adequate liquidity as of this date.

103

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency, defined as net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2016, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of S&P Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2016, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2016 and 2015, TLB holds related statutory-basis policy and claim reserves of $1,880,923 and $1,567,299, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2016, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2016 and 2015, TLB holds related statutory-basis policy and claim reserves of $3,005,979 and 2,587,349, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2016, there is no payment or performance risk because TLB is not insolvent as of this date.

104

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2016 or 2015, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

Effective July 1, 2016, the Company became a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $260 under this agreement in 2016.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchased structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2016 and 2015 for the total payout block is $3,363,290 and $3,448,503, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2016 and 2015:

	December 31
	2016	2015
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$4,886,961	$4,154,736

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	4,886,902	4,154,648
Other	59	88

Total impact if action required	$4,886,961	$4,154,736

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $4,614,389. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

105

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2016	2015
Membership Stock:
Class A	$—	$—
Class B	10,000	10,000
Activity Stock	166,800	94,000
Excess Stock	—	—

Total	$176,800	$104,000

At December 31, 2016, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000
Total	$—	$—	$—	$10,000

At December 31, 2016 and 2015, the amount of collateral pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2016
Total Collateral Pledged	$5,344,860	$5,155,703

	Fair Value	Carry Value
Decemeber 31, 2015
Total Collateral Pledged	$3,463,755	$3,299,057

During 2016 and 2015, the maximum amount pledged to the FHLB during reporting period was as follows:

	Fair Value	Carry Value
2016
Maximum Collateral Pledged	$5,344,860	$5,155,703

	Fair Value	Carry Value
2015
Maximum Collateral Pledged	$3,841,327	$3,554,195

106

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the borrowings from the FHLB were as follows:

		Funding
		Agreements
	General	Reserves
	Account	Established
December 31, 2016
Debt	$1,820,000	$—
Funding agreements	2,350,000	2,350,742
Other	—	—

Total	$4,170,000	$2,350,742

		Funding
		Agreements
	General	Reserves
	Account	Established
December 31, 2015
Debt	$—	$—
Funding agreements	2,350,000	1,450,418
Other	108,156	—

Total	$2,458,156	$1,450,418

During 2016, the maximum amount of borrowings during reporting period was as follows:

General Account
2016
Debt	$1,820,000
Funding agreements	2,350,000
Other	—

Total	$4,170,000

At December 31, 2016 the prepayment penalties information is as follows:

Does the Company have prepayment obligations under the following arrangements (yes/no)?
Debt	NO
Funding Agreements	NO
Other	N/A

107

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,704,658 and $2,503,747 as of December 31, 2016 and 2015, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results. To comply with statutory guidelines no related reserves have been recorded at December 31, 2016.

The Company has guaranteed the full faith and complete performance of Mid-West National Life Insurance Company of Tennessee (Mid-West), an unaffiliated company, through execution of a Cut-Through Endorsement and Substitution Agreement and a Stop-Loss Reinsurance Agreement, with respect to the obligations of Mid-West on a block of annuity contracts assumed by Mid-West from Mutual Security Life Insurance Company in Liquidation (Transferred Contracts). The Company agrees to substitute itself in Mid-West’s place with respect to the Transferred Contracts if Mid-West fails to perform any of the terms, duties, and conditions of the reinsurance agreement between Mid-West and Mutual Security Life Insurance Company. This guarantee is in force until all duties and obligations of the Transferred Contracts and the agreements have been completely satisfied. Wilton Reinsurance Company has agreed to reimburse TLIC for any payments made. As of December 31, 2016, the most recent reserve balance reported to the Company (as of September 30, 2016) is $8,290. As of December 31, 2016, the Company does not anticipate future action under the guarantee will be required.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $20,034 and $6,375 and an offsetting premium tax benefit of $13,593 and $3,205 at December 31, 2016 and 2015, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $6,142, $1,112 and $(57), for the years ended December 31, 2016, 2015 and 2014, respectively.

108

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $91,808 and $90,299 for municipal repurchase agreements as of December 31, 2016 and 2015, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $147,444 and $109,792, respectively, and fair values of $156,407 and $114,644, respectively, as of December 31, 2016 and 2015. These securities have maturity dates that range from 2017 to 2097.

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2016 and 2015, the Company had dollar repurchase agreements outstanding in the amount of $453,474 and $705,253, respectively. The Company had an outstanding liability for borrowed money in the amount $445,656 and $496,529, which included accrued interest of $1,217 and $1,941, at December 31, 2016 and 2015, respectively due to participation in dollar repurchase agreements.

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$444,439
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	444,439
Securities received	—

Total collateral received	$444,439

109

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2016 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 4	1	$1,071	$1,067	$4
Common stocks:
NAIC L	2	$8	$8	$1

15. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2016 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2016
Balance Sheet
Total assets as reported in the Company’s Annual Statement	$131,790,028
Increase in receivable from parent, subsidiaries and affiliates	111,305
Decrease in other invested asset receivable	(111,305)

Total assets as reported in the accompanying audited statutory basis balance sheet	$131,790,028

Statement of Cash Flow
Investing activities
Total net cash from investing activities in the Company’s Annual Statement	$(1,613,038)
Decrease in miscellaneous applications	111,610

Total net cash from investing activities as reported in the accompanying audited statutory basis statement of cash flow	$(1,501,428)
Financing and miscellaneous activities
Total net cash from financing and miscellaneous sources in the Company’s Annual Statement	$625,357
Increase in change in receivable from parent, subsidaries, and affiliates	(111,610)

Total net cash from financing and miscellaneous sources as reported in the accompanying audited statutory basis statement of cash flow	$513,747

In the 2016 Annual Statement, a receivable was incorrectly classified as an other invested asset rather than a receivable from parent, subsidiaries and affiliates.

110

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2016 through April 24, 2017.

111

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Alliances Inc	56-1358257
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Global Preferred RE LTD	98-0164807
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773

112

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance Inc	81-3715574
Tranasmerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235

113

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

114

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2016

SCHEDULE I

			Amount at
			Which Shown
		Fair	in the
Type of Investment	Cost (1)	Value	Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$8,179,856	$8,441,228	$8,229,805
States, municipalities and political subdivisions	1,440,915	1,423,882	1,440,864
Foreign governments	399,387	409,234	399,387
Hybrid securities	649,843	636,492	649,822
All other corporate bonds	27,930,336	30,832,582	27,907,174
Preferred stocks	95,648	94,325	95,547

Total fixed maturities	38,695,985	41,837,743	38,722,599
Equity securities
Common stocks:
Industrial, miscellaneous and all other	179,505	194,833	194,833

Total equity securities	179,505	194,833	194,833
Mortgage loans on real estate	5,641,558		5,641,558
Real estate	121,897		121,897
Policy loans	607,746		607,746
Other long-term investments	764,618		764,618
Receivable for Securities	120,312		120,312
Securities Lending	2,303,603		2,303,603
Cash, cash equivalents and short-term investments	1,470,814		1,470,814

Total investments	$49,906,038		$49,947,980

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government, state, municipal and political, hybrid and corporate bonds of $42,659 are held at fair value rather than amortized cost due to having an NAIC 6 rating. A preferred stock security is held at its fair value of $3,153 due to having an NAIC 6 rating.

116

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

						Benefits,
						Claims
	Future Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*
Year ended December 31, 2016
Individual life	$14,039,759	$—	$241,127	$1,044,264	$741,186	$1,793,850	$856,746
Individual health	4,102,287	96,408	177,690	128,097	285,489	358,011	164,250
Group life and health	1,920,903	26,223	111,533	646,226	123,645	395,670	313,984
Annuity	17,189,479	—	18,703	12,204,066	1,016,736	11,951,569	2,040,802
Other	—	—	—	—	286,762	—	—

	$37,252,428	$122,631	$549,053	$14,022,653	$2,453,818	$14,499,100	$3,375,782

Year ended December 31, 2015
Individual life	$14,281,360	$—	$294,838	$973,383	$725,919	$2,085,979	$800,784
Individual health	3,825,220	101,563	171,161	247,524	281,181	465,188	259,508
Group life and health	1,893,922	26,260	109,739	664,396	95,206	277,444	307,198
Annuity	15,700,664	—	25,920	12,919,985	1,109,860	8,792,427	5,983,656
Other	—	—	—	—	114,826	—	—

	$35,701,166	$127,823	$601,658	$14,805,288	$2,326,992	$11,621,038	$7,351,146

Year ended December 31, 2014
Individual life	$14,077,989	$—	$235,349	$2,255,406	$784,891	$1,474,878	$2,078,598
Individual health	3,469,272	108,308	173,505	(3,366,284)	233,091	593,464	184,228
Group life and health	2,039,392	26,474	111,607	709,068	167,144	418,964	402,714
Annuity	17,498,115	—	22,001	16,656,874	1,174,388	9,961,398	8,490,721

	$37,084,768	$134,782	$542,462	$16,255,064	$2,359,514	$12,448,704	$11,156,261

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

117

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

			Assumed		Percentage
		Ceded to	From		of Amount
	Gross	Other	Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2016
Life insurance in force	$529,122,141	$916,395,356	$525,650,271	$138,377,056	380%

Premiums:
Individual life	$2,501,843	$2,887,979	$1,430,399	$1,044,263	137%
Individual health	554,332	431,437	5,202	128,097	4%
Group life and health	820,508	203,774	29,492	646,226	5%
Annuity	10,204,544	(1,953,227)	46,295	12,204,066	0%

	$14,081,227	$1,569,963	$1,511,388	$14,022,652	11%

Year ended December 31, 2015
Life insurance in force	$526,735,949	$884,406,081	$541,956,160	$184,286,028	294%

Premiums:
Individual life	$2,399,330	$2,771,123	$1,345,164	$973,371	138%
Individual health	705,974	468,848	11,260	248,386	5%
Group life and health	864,846	234,779	34,330	664,397	5%
Annuity	13,651,819	826,310	94,476	12,919,985	1%

	$17,621,969	$4,301,060	$1,485,230	$14,806,139	10%

Year ended December 31, 2014
Life insurance in force	$495,242,330	$938,375,587	$580,466,611	$137,333,354	423%

Premiums:
Individual life	$2,671,642	$1,856,326	$1,440,367	$2,255,683	64%
Individual health	638,552	4,021,733	16,898	(3,366,283)	-1%
Group life and health	855,114	185,824	39,779	709,069	6%
Annuity	14,697,625	(1,859,920)	99,330	16,656,875	1%

	$18,862,933	$4,203,963	$1,596,374	$16,255,344	10%

118

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2016 and 2015

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

Subaccounts of Separate Account VA B and

Board of Directors of

Transamerica Life Insurance Company

In our opinion, for each of the subaccounts of Separate Account VA B indicated in the table below, the accompanying statements of assets and liabilities, and the related statement of operations and change in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B as of the date indicated in the table, and the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Transamerica Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

AB Balanced Wealth Strategy Class B Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
AB Growth and Income Class B Shares (1)	TA Clarion Global Real Estate Securities Initial Class (1)
AB Large Cap Growth Class B Shares (1)	TA Clarion Global Real Estate Securities Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA International Moderate Growth Initial Class (1)
American Funds - Bond Class 2 Shares (1)	TA International Moderate Growth Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - International Class 2 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA Jennison Growth Initial Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA Jennison Growth Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Core Bond Service Class (1)
Catalyst Dividend Capture VA (1)	TA JPMorgan Enhanced Index Initial Class (1)
Catalyst Insider Buying VA (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Madison Balanced Allocation Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Madison Conservative Allocation Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Managed Risk - Conservative ETF Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Managed Risk - Growth ETF Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA MFS International Equity Initial Class (1)
Franklin Founding Funds Allocation Class 4 Shares (1)	TA MFS International Equity Service Class (1)
Franklin Income Class 2 Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Multi-Managed Balanced Service Class (1)
Invesco V.I. Value Opportunities Series II Shares (1)	TA Multi-Manager Alternative Strategies Service Class (1)
Janus Aspen - Enterprise Service Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
Janus Aspen - Global Research Service Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
Janus Aspen - Perkins Mid Cap Value Service Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
MFS® New Discovery Service Class (1)	TA PIMCO Total Return Initial Class (1)
MFS® Total Return Service Class (1)	TA PIMCO Total Return Service Class (1)
NVIT Emerging Markets Class D Shares (4)	TA PineBridge Inflation Opportunities Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
TA AB Dynamic Allocation Initial Class (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
TA AB Dynamic Allocation Service Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
TA Aegon Government Money Market Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
TA Aegon Government Money Market Service Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA Torray Concentrated Growth Initial Class (1)
TA American Funds Managed Risk - Balanced Service Class (2)	TA Torray Concentrated Growth Service Class (1)
TA Asset Allocation - Conservative Initial Class (1)	TA TS&W International Equity Initial Class (1)
TA Asset Allocation - Conservative Service Class (1)	TA TS&W International Equity Service Class (1)
TA Asset Allocation - Growth Initial Class (1)	TA WMC US Growth Initial Class (1)
TA Asset Allocation - Growth Service Class (1)	TA WMC US Growth Service Class (1)
TA Asset Allocation - Moderate Initial Class (1)	Vanguard® Equity Index (1)
TA Asset Allocation - Moderate Service Class (1)	Vanguard® International (1)
TA Asset Allocation - Moderate Growth Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA Asset Allocation - Moderate Growth Service Class (1)	Vanguard® REIT Index (1)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Equity Smart Beta 100 Service Class (3)	Voya Global Perspectives Class S Shares (2)
TA BlackRock Global Allocation Service Class (1)	Voya Large Cap Value Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (2)
TA BlackRock Smart Beta 50 Service Class (3)	Wanger International (1)
TA BlackRock Smart Beta 75 Service Class (3)	Wanger USA (1)

(1)	Statement of assets and liabilities as of December 31, 2016, and statement of operations and change in net assets for the years ended December 31, 2016 and 2015
(2)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the year ended December 31, 2016 and the period May 1, 2015 (commencement of operations) through December 31, 2015
(3)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period March 21, 2016 (commencement of operations) through December 31, 2016
(4)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period August 4, 2016 (commencement of operations) through December 31, 2016

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

FINANCIAL STATEMENTS AND SCHEDULES –

STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2016, 2015 and 2014

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2016, 2015, and 2014

Report of Independent Auditors

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Financial Life Insurance Company (“the Company”), which comprise the statutory balance sheets as of December 31, 2016 and 2015 and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for the years ended December 31, 2016, 2015 and 2014.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for the years ended December 31, 2016, 2015 and 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2016 and 2015 and the results of its operations and its cash flows for the years ended December 31, 2016, 2015 and 2014, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other Than Investments in Related Parties as of December 31, 2016 and the Supplementary Insurance Information and Reinsurance as of December 31, 2016 and 2015 and for the years then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other Than Investments in Related Parties as of December 31, 2016 and the Supplementary Insurance Information and Reinsurance as of December 31, 2016 and 2015 and for the years then ended do not present fairly, in conformity with accounting principles generally accepted in the United States of America. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2017

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2016	2015
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$420,915	$319,700
Bonds	6,401,964	6,851,692
Preferred stocks	4,552	3,269
Common stocks:
Affiliated entities (cost: 2016 - $3,544; 2015 - $4,227)	3,025	3,573
Unaffiliated entities (cost: 2016 - $0; 2015 - $134)	—	124
Mortgage loans on real estate	1,243,156	950,309
Real estate: Properties held for sale	3,600	—
Policy loans	122,026	119,525
Receivables for securities	927	1,328
Securities lending reinvested collateral assets	307,732	433,653
Derivatives	85,941	63,966
Receivable for derivative cash collateral posted to counterparty	280	12,353
Other invested assets	226,054	192,035

Total cash and invested assets	8,820,172	8,951,527
Accrued investment income	85,930	86,000
Premiums deferred and uncollected	13,792	16,461
Current federal income tax recoverable	39,091	12,143
Net deferred income tax asset	48,911	54,458
Reinsurance receivables	16,370	18,233
Other assets	12,722	26,901
Separate account assets	23,281,407	22,369,554

Total admitted assets	$32,318,395	$31,535,277

3

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31
	2016	2015
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,209,435	$1,116,951
Annuity	5,775,761	5,775,613
Accident and health	153,469	152,756
Policy and contract claim reserves:
Life	19,869	17,125
Annuity	686	937
Accident and health	21,459	32,821
Liability for deposit-type contracts	55,021	59,701
Other policyholders’ funds	2,131	1,478
Commissions & expense allowances payable on reins assum	16,177	12,327
Transfers from separate accounts due or accrued	(363,988)	(195,550)
Unearned investment income	8,769	—
Remittances and items not allocated	339,062	144,319
Asset valuation reserve	124,698	117,572
Interest maintenance reserve	62,056	68,341
Derivatives	99,747	46,478
Payable for derivative cash collateral	42,500	28,953
Payable for securities	774	79,477
Payable for securities lending	307,732	433,653
Borrowed money	20,005	31,526
Payable to parent, subsidiaries and affiliates	12,714	26,231
Other liabilities	36,606	47,630
Separate account liabilities	23,281,407	22,369,552

Total liabilities	31,226,090	30,367,891
Capital and surplus:
Common stock, $125 per share par value, 17,142 shares authorized, issued and outstanding	2,143	2,143
Preferred stock, $10 per share par value, 45,981 shares authorized, issued and outstanding	460	460
Surplus notes	—	150,000
Paid-in surplus	933,659	933,659
Special surplus funds	9,509	8,653
Unassigned surplus	146,534	72,471

Total capital and surplus	1,092,305	1,167,386

Total liabilities and capital and surplus	$32,318,395	$31,535,277

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$178,751	$163,715	$145,665
Annuity	5,469,296	5,524,045	5,180,015
Accident and health	127,213	125,234	113,966
Net investment income	395,527	401,084	410,350
Amortization of interest maintenance reserve	12,802	14,464	16,342
Commissions and expense allowances on reinsurance ceded	95,424	76,294	50,250
Income from fees associated with investment management, administration and contract guarantees for separate accounts	180,835	178,533	168,948
Income from fees associated with investment management, administration and contract guarantees for general accounts	51,462	60,118	38,954
Other income	39,786	37,333	34,810

	6,551,096	6,580,820	6,159,300
Benefits and expenses:
Benefits paid or provided for:
Life benefits	73,456	76,149	62,203
Annuity benefits	121,979	127,894	124,851
Accident and health benefits	58,684	74,781	63,638
Surrender benefits	5,651,094	5,009,782	5,462,477
Other benefits	10,097	9,958	10,037
Increase (decrease) in aggregate reserves for policies and contracts:
Life	92,483	67,393	304,220
Annuity	148	(282,017)	(456,213)
Accident and health	713	15,812	3,482

	6,008,655	5,099,752	5,574,695
Insurance expenses:
Commissions	164,667	185,806	183,813
General insurance expenses	134,108	148,335	152,242
Taxes, licenses and fees	15,996	13,337	10,334
Net transfers to (from) separate accounts	(79,281)	783,118	101,563
Experience refunds	239	100	567
Interest on surplus notes	9,167	9,375	9,375
Other expenses	(5,397)	(4,328)	(3,819)

	239,499	1,135,743	454,075

Total benefits and expenses	6,248,154	6,235,495	6,028,770

Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$302,942	$345,325	$130,530

5

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

Federal income tax expense (benefit)	$42,388	$54,965	$73,027

Gain (loss) from operations before and net realized capital gains (losses) on investments	260,554	290,360	57,503
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(35,577)	(30,484)	(33,574)

Net income (loss)	$224,977	$259,876	$23,929

See accompanying notes.

6

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

					Special	Unassigned	Total
	Common	Preferred	Surplus	Paid-in	Surplus	(Deficit)	Capital and
	Stock	Stock	Notes	Surplus	Funds	Surplus	Surplus
Balance at January 1, 2014	$2,143	$460	$150,000	$933,659	$8,085	$(66,719)	$1,027,628
Net income (loss)	—	—	—	—	674	23,255	23,929
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	41,844	41,844
Change in net unrealized foreign gains/losses, net of tax	—	—	—	—	—	36	36
Change in nonadmitted assets	—	—	—	—	—	(44,910)	(44,910)
Change in asset valuation reserve	—	—	—	—	—	24,045	24,045
Surplus withdrawn from separate account	—	—	—	—	—	(1)	(1)
Change in net deferred income tax asset	—	—	—	—	—	42,825	42,825
Change in surplus as result of reinsurance	—	—	—	—	—	(8,281)	(8,281)
Dividends to stockholders	—	—	—	—	—	(150,000)	(150,000)
Change in reserve on account of change in valuation basis	—	—	—	—	—	582	582

Balance at December 31, 2014	$2,143	$460	$150,000	$933,659	$8,759	$(137,324)	$957,697
Net income (loss)	—	—	—	—	(106)	259,982	259,876
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	2,413	2,413
Change in net deferred income tax asset	—	—	—	—	—	(22,410)	(22,410)
Change in nonadmitted assets	—	—	—	—	—	13,526	13,526
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(2,468)	(2,468)
Change in reserve on account of change in valuation basis	—	—	—	—	—	(1,142)	(1,142)
Change in asset valuation reserve	—	—	—	—	—	(5,569)	(5,569)
Change in surplus in separate accounts	—	—	—	—	—	(2)	(2)
Change in surplus as a result of reinsurance	—	—	—	—	—	(34,253)	(34,253)
Cumulative effect of changes in accounting principles	—	—	—	—	—	(282)	(282)

Balance at December 31, 2015	$2,143	$460	$150,000	$933,659	$8,653	$72,471	$1,167,386

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

					Special		Total
	Common	Preferred	Surplus	Paid-in	Surplus	Unassigned	Capital and
	Stock	Stock	Notes	Surplus	Funds	Surplus	Surplus
Balance at December 31, 2015	$2,143	$460	$150,000	$933,659	$8,653	72,471	$1,167,386
Net income (loss)	—	—	—	—	856	224,121	224,977
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	(20,924)	(20,924)
Change in net deferred income tax asset	—	—	—	—	—	3,541	3,541
Change in other nonadmitted assets	—	—	—	—	—	4,751	4,751
Change in asset valuation reserve	—	—	—	—	—	(7,126)	(7,126)
Change in surplus as a result of reinsurance	—	—	—	—	—	(61,046)	(61,046)
Change in surplus notes	—	—	(150,000)	—	—	—	(150,000)
Dividends to stockholders	—	—	—	—	—	(70,000)	(70,000)
Other changes, net	—	—	—	—	—	746	746

Balance at December 31, 2016	$2,143	$460	$—	$933,659	$9,509	$146,534	$1,092,305

See accompanying notes.

8

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Operating activities
Premiums collected, net of reinsurance	$5,778,926	$5,809,547	$5,437,362
Net investment income received	400,563	408,238	421,203
Miscellaneous income	304,792	315,661	287,549
Benefit and loss related payments	(5,921,651)	(5,288,477)	(5,724,166)
Net transfers to separate accounts	(89,156)	(806,817)	(141,346)
Commissions, expenses paid, and other deductions	(315,012)	(352,330)	(355,492)
Federal income taxes paid	(72,571)	(66,187)	(88,377)

Net cash provided by (used in) operating activities	85,891	19,635	(163,267)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	1,879,956	2,273,822	1,517,656
Stocks	897	1,560	2,000
Mortgage loans	58,315	146,025	118,566
Other invested assets	57,692	43,477	29,682
Securities lending reinvested collateral assets	125,921	37,639	—
Miscellaneous proceeds	14,507	1,752	6,006

Total investment proceeds	2,137,288	2,504,275	1,673,910
Costs of investments acquired:
Bonds	(1,420,519)	(1,819,135)	(1,126,261)
Common stocks	(1,331)	—	(100)
Preferred stocks	—	—	(2,024)
Mortgage loans	(355,434)	(365,923)	(297,607)
Other invested assets	(98,809)	(167,119)	(6,139)
Payable for securities	(78,703)	79,476	—
Securities lending reinvested collateral assets	—	—	(40,614)
Derivatives	(16,280)	—	—
Miscellaneous applications	1,206	(33,830)	(25,971)

Total cost of investments acquired	(1,969,870)	(2,306,531)	(1,498,716)
Net increase (decrease) in policy loans	(2,501)	(3,132)	(2,180)

Net cost of investments acquired	(1,972,371)	(2,309,663)	(1,500,896)

Net cash provided by (used in) investing activities	164,917	194,612	173,014

9

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Financing and miscellaneous activities
Net withdrawals on deposit-type contracts and other insurance liabilities	$(8,341)	$(1,266)	$(869)
Change in:
Borrowed funds	(11,475)	(43,385)	54,845
Surplus notes	(150,000)	—	—
Payable to parent, subsidiaries and affiliates	(13,516)	5,583	20,137
Payable for securities lending	(125,921)	(37,639)	40,614
Other cash (used) provided	229,660	(79,836)	140,507
Dividends paid to stockholders	(70,000)	—	(150,000)

Net cash (used in) provided by financing and miscellaneous activities	(149,593)	(156,543)	105,234

Net increase (decrease) in cash, cash equivalents and short-term investments	101,215	57,704	114,981
Cash, cash equivalents and short-term investments:
Beginning of year	319,700	261,996	147,015

End of year	$420,915	$319,700	$261,996

See accompanying notes.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by Transamerica Corporation (TA Corp) (87.9% of shares) and minority owned by Transamerica Life Insurance Company (TLIC) (12.1% of shares). Both TA Corp and TLIC are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to December 31, 2015, the Company was majority owned by AEGON USA, LLC (AEGON). On December 31, 2015, AEGON merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

On July 1, 2014, the Company completed a merger with Transamerica Advisors Life Insurance Company of New York (TALICNY), which was wholly-owned by AEGON. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TALICNY were carried forward to the merged company. As a result of the merger, TALICNY’s common stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALICNY into the Company, AEGON received a proportionate number of TFLIC shares equal in value to the fair market value of TALICNY relative to the fair market value of the combined companies. Specifically, AEGON received 676 shares of the Company’s common stock and 1,806 shares of the Company’s preferred stock.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Nature of Business

The Company sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (formerly known as the Department of Insurance of the State of New York), which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third-party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash instrument and replicated asset. For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Subsidiaries: Investments in subsidiaries, controlled and affiliated companies (SCA) companies are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Goodwill: Goodwill is measured as the difference between the cost of acquiring the entity and the reporting entity’s share of the book value of the acquired entity. Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an OTTI has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2016 and 2015, the Company excluded investment income due and accrued of $100 and $410, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities. (B) Replications, (C) income generation and (D) held for other investment/risk management activities do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk associated with when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s statements of operations as a component of net transfers from separate accounts.

The Company received variable contract premiums of $4,693,209, $4,948,619 and $4,687,960 in 2016, 2015 and 2014, respectively. In addition, the Company received $180,835, $178,533, and $168,948 in 2016, 2015 and 2014, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2016
2016	$—	$76,171	$43,008	$33,163
2015 and prior	47,976	(16,259)	27,038	4,680

	47,976	$59,912	$70,046	37,843

Active life reserve	137,601			137,085

Total accident and health reserves	$185,577			$174,928

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2015
2015	$—	$74,428	$34,235	$40,193
2014 and prior	43,111	(7,098)	28,230	7,783

	43,111	$67,330	$62,465	47,976

Active life reserve	111,952			137,601

Total accident and health reserves	$155,063			$185,577

The Company’s unpaid claims reserve was decreased by $16,259 and $7,098 for the years ended December 31, 2016 and 2015, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2016 and 2015 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2016 and 2015 was $747 and $696, respectively. The Company incurred $1,320 and paid $1,264 of claim adjustment expenses during 2016, of which $602 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $1,268 and paid $1,312 of claim adjustment expenses during 2015, of which $657 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2016 or 2015.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Consistency of Presentation

Differences in tabular totals and references between notes are caused by rounding differences not considered to be significant to the financial statement presentation. Prior year amounts have been reclassified to conform to current period presentation.

Recent Accounting Pronouncements

Effective January 1, 2017, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which allows 1) expected renewals of short-term health contracts to be considered in determining the assets recognized from accrued guaranty fund liability assessments and 2) requires reporting entities to discount guaranty fund liabilities, and related assets, resulting from the insolvencies of insurers that wrote long-term care contracts The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective January 1, 2017, the Company adopted SSAP No. 41R, Surplus Notes. Surplus notes held by investors that are rated an equivalent NAIC 1 or 2 designation by an approved NAIC credit rating provider will be reported at amortized cost, while non-rated surplus notes or those with an equivalent designation of 3 through 6 will be reported at the lower of amortized cost or fair value adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 51R, Life Contracts, which includes updates for new principle-based reserving (PBR) requirements, with references to Valuation Manual changes. The Valuation Manual allows companies to continue using current reserve methodologies for a three-year period, beginning with the Valuation Manual operative date. For policies issued after the operative date, formulaic calculations for some policies will be supplemented with more advanced deterministic and stochastic reserve methodologies. The Company adopted the new requirements for certain of its term products. The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which incorporates explicit accounting guidance on short sales and secured borrowing transactions when the insurer is the transferee. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective December 31, 2017, the Company will adopt revisions to SSAP No. 2R, Cash, Drafts and Short-term Investments, which reclassify money market mutual funds from short-term investments to cash equivalents and clarify that money market mutual funds shall be valued at fair value, allowing net asset value as a practical expedient. The adoption of this guidance will not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2015 the Company adopted guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance did not impact the financial position and results of operations of the Company.

Effective December 31, 2014, the Company adopted revisions of SSAP No. 104R, Share-Based Payments, which provides guidance for share-based payments transactions with non-employees. The adoption of this revision did not impact the financial position and results of operations of the Company.

Effective December 15, 2014, the Company adopted SSAP No. 107, Accounting for Risk-Sharing Provisions of the Affordable Care Act, which establishes accounting treatment for the three risk sharing programs of the Affordable Care Act (ACA). Disclosures related to the assets, liabilities and revenue elements by program, previously adopted in SSAP No. 35R, Guaranty Fund and Other Assessments – Revised, were moved to this SSAP. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 106, Affordable Care Act Assessments, which adopted with modifications the guidance in Accounting Standards Update (ASU) 2011-06: Other Expenses – Fees Paid to the Federal Government by Health Insurers and moves the ACA Section 9010 fee guidance from SSAP No. 35R, to SSAP No. 106. The adoption of this standard did not impact the Company’s results of operations or financial position.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective January 1, 2014, the Company adopted SSAP No. 105, Working Capital finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted revisions to SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled or affiliated entities), which requires Federal Home Loan Bank (FHLB) capital stock to be reported at par value and expands the disclosures related to FHLB capital stock, collateral pledged to the FHLB and borrowing from the FHLB. The adoption of this revision did not impact the Company’s financial position or results of operations, as the company has no FHLB agreements.

Going Concern

Management has evaluated the ability of the Company to continue as a going concern and has determined that no substantial doubt exists with regard to the Company’s ability to meet its obligations as they become due within one year after the issuance of the financial statements.

2. Prescribed and Permitted Statutory Accounting Practices

The New York Department of Financial Services recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

3. Accounting Changes and Correction of Errors

During the first quarter of 2016, management determined that the Company’s accretion policy was not correctly adjusting accretion yields for asset specific changes in future cash flow expectations which resulted in an understatement of investment income of $745 net of tax relating to prior years. This was corrected in 2016 and is reflected as other changes, net, in the Statement of Changes in Capital and Surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100 - Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers, and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2016 and 2015, respectively:

	December 31 2016
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$328,733	$328,734	$—	$328,733	$—
Bonds	6,714,779	6,401,964	577,129	5,967,691	169,959
Preferred stocks, other than affiliates	4,498	4,552	—	4,498	—
Mortgage loans on real estate	1,229,443	1,243,156	—	—	1,229,443
Other invested assets	23,631	20,693	—	23,401	230
Interest rate swaps	75,010	75,010	—	75,010	—
Currency swaps	1,589	2,150	—	1,589	—
Credit default swaps	8,327	6,399	—	8,327	—
Equity swaps	2,382	2,382	—	2,382	—
Policy loans	122,026	122,026	—	122,026	—
Securities lending reinvested collateral	307,732	307,732	—	307,732	—
Separate account assets	23,248,326	23,255,130	15,666,535	7,581,791	—
Liabilities
Investment contract liabilities	5,518,487	5,158,420		3,036	5,515,452
Interest rate swaps	86,436	86,910	—	44,095	42,341
Credit default swaps	(778)	5,498	—	(778)	—
Equity swaps	7,339	7,339	—	7,339	—
Payable to parent, subsidiaries and affiliates	12,714	12,714	—	12,714	—
Separate account annuity liabilities	22,638,491	22,638,491	—	17,049,972	5,588,519

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2015
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$171,797	$171,797	$—	$171,797	$—
Short-term notes receivable from affiliates	175,000	175,000	—	175,000	—
Bonds	7,076,222	6,851,692	683,277	6,206,728	186,217
Preferred stocks, other than affiliates	3,340	3,269	—	3,340	—
Common stocks, other than affiliates	124	124	124	—	—
Mortgage loans on real estate	960,243	950,309	—	—	960,243
Other invested assets	23,822	20,905	—	23,379	443
Interest rate swaps	51,173	51,173	—	47,855	3,318
Currency swaps	1,734	1,817	—	1,734	—
Credit default swaps	7,753	5,704	—	7,753	—
Equity swaps	5,272	5,272	—	5,272	—
Policy loans	119,525	119,525	—	119,525	—
Securities lending reinvested collateral	433,646	433,653	—	433,646	—
Separate account assets	22,336,195	22,366,990	14,045,139	8,290,423	633
Liabilities
Investment contract liabilities	5,231,355	5,142,489	—	2,072	5,229,283
Interest rate swaps	28,933	40,826	—	28,933	—
Credit default swaps	61	4,473	—	61	—
Equity Swaps	1,179	1,179	—	1,179	—
Payable to parent, subsidiaries and affiliates	26,231	26,231	—	26,231	—
Separate account annuity liabilities	21,855,736	21,855,772	—	15,793,441	6,062,295
Surplus notes	174,579	150,000	—	174,579	—

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2016 and 2015:

	2016
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$155	$1,344	$1,499

Total bonds	—	155	1,344	1,499
Short-term investments
Government	—	57,545	—	57,545
Industrial and miscellaneous	—	270,723	—	270,723
Intercompany notes receivable	—	20,000	—	20,000
Sweep accounts	—	465	—	465

Total short-term	—	348,733	—	348,733
Securities lending reinvested collateral	—	281,659	—	281,659
Derivative assets	—	77,392	—	77,392
Separate account assets	15,484,245	2,002,722	—	17,486,968

Total assets at fair value	$15,484,245	$2,710,661	$1,344	$18,196,251

Liabilities:
Derivative liabilities	$—	$46,756	$42,341	$89,097

Total liabilites at fair value	$—	$46,756	$42,341	$89,097

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2015
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$394	$1,630	$2,024

Total bonds	—	394	1,630	2,024
Common stock
Industrial and miscellaneous	124	—	—	124

Total common stock	124	—	—	124
Short-term investments
Government	—	1	—	1
Industrial and miscellaneous	—	44,097	—	44,097
Money market mutual fund	—	112,007	—	112,007
Sweep accounts	—	15,692	—	15,692

Total short-term	—	171,797	—	171,797
Securities lending reinvested collateral	—	290,629	—	290,629
Derivative assets	—	53,127	3,318	56,445
Separate account assets	14,026,711	2,211,504	—	16,238,215

Total assets at fair value	$14,026,835	$2,727,451	$4,948	$16,759,234

Liabilities:
Derivative liabilities	$—	$34,605	$—	$34,605

Total liabilites at fair value	$—	$34,605	$—	$34,605

Bonds classified in Level 2 are valued using inputs from third-party pricing services or broker quotes. Bonds classified in Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Short-term investments are classified as Level 2 and carried at amortized cost or fair value. Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value when amortized cost is used.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services. Derivatives classified as Level 3 represent interest rate swaps calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate Account assets and liabilities are valued and classified in the same way as general accounts assets and liabilities (described above).

During 2016 and 2015, there were no transfers between Level 1 and 2, respectively.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables summarize the changes in assets classified in Level 3 for 2016 and 2015:

	Balance at January 1, 2016	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$335	$333	$(21)	$19
Other	1,295	—	23	221
Derivatives	3,318	—	7,536	(45,659)

Total	$4,948	$333	$7,538	$(45,419)

	Purchases	Sales	Settlements	Balance at December 31, 2016
Bonds
RMBS	$—	$—	$—	$—
Other	—	—	195	1,344
Derivatives	—	—	7,536	(42,341)

Total	$—	$—	$7,731	$(40,997)

	Balance at January 1, 2015	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$349	$—	$(62)	$48
Other	8,086	5,838	(383)	142
Derivatives	—	—	—	—

Total	$8,435	$5,838	$(445)	$190

	Purchases	Issuances	Settlements	Balance at December 31, 2015
Bonds
RMBS	$—	$—	$—	$335
Other	—	—	712	1,295
Derivatives	3,318	—	—	3,318

Total	$3,318	$—	$712	$4,948

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s policy is to recognize transfers in and out of level 3 as of the beginning of the reporting period.

Transfers out for bonds were the result of a security being carried at fair value at December 31, 2015, subsequently changing to being carried at amortized cost during 2016.

Other nonrecurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2016, the Company has one property held for sale. The property is carried at fair value.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stocks are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2016
Unaffiliated bonds:
United States Government and agencies	$491,592	$76,102	$—	$3,767	$563,927
State, municipal and other government	103,905	9,498	—	1,447	111,956
Hybrid securities	94,244	2,163	10,127	206	86,075
Industrial and miscellaneous	4,648,771	255,537	23,365	35,979	4,844,963
Mortgage and other asset-backed securities	1,063,452	56,702	3,559	8,736	1,107,858

	6,401,964	400,002	37,051	50,135	6,714,779
Unaffiliated preferred stocks	4,552	101	—	155	4,498

	$6,406,516	$400,103	$37,051	$50,290	$6,719,277

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$590,717	$77,946	$2,029	$5,365	$661,268
State, municipal and other government	124,262	8,764	462	3,547	129,017
Hybrid securities	97,931	1,868	13,727	3,438	82,634
Industrial and miscellaneous	4,682,570	238,251	56,816	68,292	4,795,714
Mortgage and other asset-backed securities	1,356,212	63,921	8,142	4,402	1,407,589

	6,851,692	390,750	81,176	85,044	7,076,222
Unaffiliated preferred stocks	3,269	138	—	68	3,340

	$6,854,961	$390,888	$81,176	$85,112	$7,079,562

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 96 and 115 securities with a carrying amount of $442,713 and $600,374 and an unrealized loss of $37,051 and $81,176 with an average price of 91.6 and 86.5 (fair value/amortized cost). Of this portfolio, 61.3% and 77.3% were investment grade with associated unrealized losses of $20,301 and $49,579, respectively.

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 328 and 396 securities with a carrying amount of $1,294,335 and $1,852,998 and an unrealized loss of $50,290 and $85,112 with an average price of 96.1 and 95.4 (fair value/amortized cost). Of this portfolio, 93.8% and 86.5% were investment grade with associated unrealized losses of $44,580 and $52,689, respectively.

At December 31, 2016 and 2015, the Company did not hold any common stocks that had been in continuous loss position for greater than or equal to twelve months.

At December 31, 2016, the Company did not hold any common stocks that had been in continuous loss position for less than twelve months. At December 31, 2015, for common stocks that had been in a continuous loss position for less than twelve months, the Company held 1 security with a cost of $134 and an unrealized loss of $10 with an average price of 92.9 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2016 and 2015 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2016
Unaffiliated bonds:
United States Government and agencies	$—	$67,938	$67,938
State, municipal and other government	—	14,809	14,809
Hybrid securities	51,909	7,149	59,058
Industrial and miscellaneous	284,790	839,181	1,123,971
Mortgage and other asset-backed securities	68,963	311,816	380,779

	405,662	1,240,893	1,646,555
Unaffiliated preferred stocks	—	3,152	3,152

	$405,662	$1,244,045	$1,649,707

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$97,431	$97,938	$195,369
State, municipal and other government	3,306	34,287	37,593
Hybrid securities	35,431	20,666	56,097
Industrial and miscellaneous	249,044	1,244,210	1,493,254
Mortgage and other asset-backed securities	133,986	368,829	502,815

	$519,198	$1,765,930	$2,285,128

Unaffiliated preferred stocks	—	1,956	1,956
Unaffiliated common stocks	—	124	124

	$519,198	$1,768,010	$2,287,208

The carrying amount and estimated fair value of bonds at December 31, 2016, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$306,265	$311,697
Due after one year through five years	2,103,103	2,190,077
Due after five years through ten years	1,106,209	1,124,860
Due after ten years	1,822,935	1,980,287

	5,338,512	5,606,921
Mortgage and other asset-backed securities	1,063,452	1,107,858

	$6,401,964	$6,714,779

The following structured notes were held at December 31, 2016:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security
44965TAA5	$1,462	$1,347	$1,463	NO
912810QV3	39,979	40,972	42,855	NO
912810RA8	49,933	57,905	52,869	NO
912810RL4	24,893	26,867	25,602	NO
912810RR1	1,925	1,800	1,931	NO

Total	$118,192	$128,891	$124,720

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the number of 5* securities, aggregate book adjusted carrying value and aggregate fair value by investment type.

	Number of 5* Securities	Book / Adjusted Carrying Value	Fair Value
December 31, 2016
Bonds, amortized cost	1	$3,963	$3,920

Total	1	$3,963	$3,920

December 31, 2015
Bonds, amortized cost	1	$3,961	$3,960

Total	1	$3,961	$3,960

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2016 and 2015.

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2016
1st quarter present value of cash flows expected to be less than the amortized cost basis	$10,457	$390	$10,067	$9,318
2nd quarter present value of cash flows expected to be less than the amortized cost basis	—	—	—	—
3rd quarter present value of cash flows expected to be less than the amortized cost basis	13,293	462	12,831	12,354
4th quarter present value of cash flows expected to be less than the amortized cost basis	3,978	43	3,934	3,947

Aggregate total	$27,728	$895	$26,832	$25,619

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2015
1st quarter present value of cash flows expected to be less than the amortized cost basis	$13,287	$890	$12,397	$11,082
2nd quarter present value of cash flows expected to be less than the amortized cost basis	14,183	1,751	12,433	11,025
3rd quarter present value of cash flows expected to be less than the amortized cost basis	1,356	631	724	664
4th quarter present value of cash flows expected to be less than the amortized cost basis	—	—	—	—

Aggregate total	$28,826	$3,272	$25,554	$22,771

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$12,087	$1,432	$10,655	$10,663
2nd quarter present value of cash flows expected to be less than the amortized cost basis	4,546	48	4,498	4,187
3rd quarter present value of cash flows expected to be less than the amortized cost basis	28,210	308	27,902	26,600
4th quarter present value of cash flows expected to be less than the amortized cost basis	16,062	2,099	13,963	12,937

Aggregate total	$60,905	$3,887	$57,018	$54,387

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2016, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
759676AJ8	$4,284	$4,173	$112	$4,173	$3,875	1Q 2016
75970JAJ5	5,642	5,387	255	5,387	4,971	1Q 2016
75970QAH3	530	507	23	507	472	1Q 2016
14984WAA8	4,650	4,306	344	4,306	3,744	3Q 2016
126380AB0	8,643	8,525	118	8,525	8,610	3Q 2016
759676AJ8	3,978	3,934	43	3,934	3,947	4Q 2016

			$895

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2016 and 2015 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2016
The aggregate amount of unrealized losses	$3,559	$8,888
The aggregate related fair value of securities with unrealized losses	68,963	312,042

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2015
The aggregate amount of unrealized losses	$8,971	$4,402
The aggregate related fair value of securities with unrealized losses	135,616	368,829

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Detail of net investment income is presented below:

	Year Ended December 31
	2016	2015	2014
Income:
Bonds	$321,213	$333,020	$358,641
Preferred stocks	148	198	194
Mortgage loans on real estate	47,305	37,235	37,297
Policy loans	7,319	7,211	7,107
Cash, cash equivalents and short-term investments	2,412	479	244
Derivatives	21,572	18,678	17,636
Other invested assets	(308)	2,183	3,742
Other	13,144	19,310	38

Gross investment income	412,805	418,314	424,899
Less investment expenses	17,277	17,230	14,549

Net investment income	$395,528	$401,084	$410,350

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2016	2015	2014
Proceeds	$1,682,509	$1,835,590	$1,024,169

Gross realized gains	$26,490	$26,268	$12,628
Gross realized losses	(15,183)	(31,950)	(15,724)

Net realized capital gains (losses)	$11,307	$(5,682)	$(3,096)

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2016, 2015 and 2014 of $8,093, $8,067 and $3,999, respectively.

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2016	2015	2014
Bonds	$3,214	$(14,825)	$(7,095)
Preferred stocks	—	1,077	—
Common stocks	32	(68)	522
Mortgage loans on real estate	(698)	21	—
Cash, cash equivalents and short-term investments	9	(11)	1
Derivatives	(16,280)	(18,751)	(25,808)
Other invested assets	(12,505)	8,099	7,828

	(26,228)	(24,458)	(24,552)
Federal income tax effect	(2,833)	(3,518)	(5,405)
Transfer to interest maintenance reserve	(6,516)	(2,507)	(3,617)

Net realized capital (losses) gains on investments	$(35,577)	$(30,483)	$(33,574)

At December 31, 2016 and 2015, the Company had no recorded investment in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2016, 2015 and 2014. The Company often has other-than-temporarily impaired a security prior to the restructure date. These other-than-temporary impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2016	2015	2014
Bonds	$4,433	$(2,493)	$7,613
Common stocks	10	(140)	(208)
Affiliated entities	136	(294)	(366)
Cash, cash equivalents and short-term investments	(9)	—	—
Derivatives	(30,961)	9,972	40,517
Other invested assets	10,833	(8,190)	(4,548)

Change in unrealized capital (losses) gains, before taxes	(15,558)	(1,145)	43,008
Taxes on unrealized capital (losses) gains	5,366	(3,558)	1,124

Change in unrealized capital (losses) gains, net of tax	$(20,924)	$2,413	$41,884

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The credit quality of mortgage loans by type of property for the year ended December 31, 2016 was as follows:

	Farm	Commercial	Total
AAA - AA	$—	$493,886	$493,886
A	10,795	637,553	648,348
BBB	2,486	86,810	89,296
BB	—	11,626	11,626

	$13,281	$1,229,875	$1,243,156

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2016 and 2015, respectively, the Company issued mortgage loans with a maximum interest rate of 6.23% and 5.30%, and a minimum interest rate of 3.60% and 3.51% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2016 at the time of origination or acquisitions was 79%. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2015 at the time of origination was 73%. During 2016 and 2015, the Company did not reduce the interest rate on any outstanding mortgage loan. During 2016, the Company issued one farm mortgage loan with an interest rate of 4.40%.

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
December 31, 2016	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

Recorded Investment (All)
(a) Current	$10,795	$—	$—	$—	$1,229,875	$—	$1,240,670
(b) 30-59 Days Past Due	2,486	—	—	—	—	—	2,486
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

		Residential		Commercial
December 31, 2015	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

Recorded Investment (All)
(a) Current	$7,828	$—	$—	$—	$937,916	$1,992	$947,736
(b) 30-59 Days Past Due	2,572	—	—	—	—	—	2,572
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

The Company did not have any impaired loans at December 31, 2016 or 2015. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2016, 2015 or 2014.

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

During 2016, one mortgage loan in the amount of $3,600 was foreclosed and transferred to real estate. No mortgage loan foreclosures occurred during 2015. At December 31, 2016 and 2015, the company held a mortgage loan loss reserve in the AVR of $12,888 and $9,171, respectively

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2016	2015		2016	2015
South Atlantic	26%	24%	Apartment	51%	52%
Pacific	23	22	Retail	16	16
Middle Atlantic	12	9	Industrial	12	14
Mountain	11	14	Office	12	13
W. North Central	10	12	Medical	4	4
W. South Central	9	12	Other	4	—
E. North Central	5	4	Agricultural	1	1
E. South Central	4	3
New England	—	—

During 2016 the Company recognized $10,869 of impairment writes downs for its investments in joint ventures and limited partnerships. During 2015 and 2014, the Company did not recognize any impairment write-downs for its investments in joint ventures and limited partnerships.

At December 31, 2016, the Company had ownership interest in seven LIHTC investments. The remaining years of unexpired tax credits ranged from eight to thirteen and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2017 to 2019 is $146,694. LIHTC tax credits recognized in 2016 was $2,416, and other LIHTC tax benefits recognized in 2016 was $1,231. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2015, the Company had ownership interest in two LIHTC investments. The remaining years of unexpired tax credits ranged from one to nine and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from two to ten years. There are no contingent equity commitments expected to be paid in the future. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2016	2015
Fair value - positive	$89,939	$77,911
Fair value - negative	(95,627)	(42,152)

For the years ended December 31, 2016, 2015 and 2014, the Company recorded unrealized gains (losses) of $(11,706), $17,627 and $8,313, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2016, 2015 or 2014 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Summary of realized gain (losses) by derivative type for year-end December 31, is as follows:

	2016	2015	2014
Swaps:
Interest rate	$30,336	$(10,391)	$310
Credit	861	24	(676)
Total return	(26,807)	(638)	(823)

Total swaps	$4,390	$(11,005)	$(1,189)

Foreign currency forwards	—	931	493
Futures—net positions	(20,669)	(8,677)	(25,113)
Lehman settlements	108	139	—

Total realized (losses) gains	$(16,171)	$(18,612)	$(25,809)

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	Year End December 31
	2016	2015	2014
Replicated assets	$644,760	$666,362	$628,483
Credit default	9,105	7,691	14,591

Credit gain (losses) to credit swap transactions (which are primary replication transactions), as of December 31, is as follows:

	Year End December 31
	2016	2015	2014
Capital gains (losses)	$861	$23	$676

As stated in Note 1, the Company replicates investment grade corporate bonds or sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2016, credit default swaps, used in replicating corporate bonds or sovereign debt are as follows:

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Maximum
		Future Payout	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	(Estimated)	Value
51410,SWAP, USD 1 / (USD 0), :US168863A S74	3/20/2017	$10,000	$16
51409,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	11,000	17
51412,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
51411,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	12,000	17
51413,SWAP, USD 1 / (USD 0), :US168863A S74	3/20/2017	10,000	16
51414,SWAP, USD 1 / (USD 0), :CDX-NAIG S18V1-5Y	6/20/2017	20,000	87
51415,SWAP, USD 1 / (USD 0), :CDX-NAIG S18V1-5Y	6/20/2017	20,000	87
43375,SWAP, USD 1 / (USD 0), :CDX-NAIG S18V1-5Y	6/20/2017	5,000	22
51416,SWAP, USD 1 / (USD 0), :US836205A J33	9/20/2017	8,500	46
43612,SWAP, USD 1 / (USD 0), :US455780A Q93	9/20/2017	2,000	8
46535,SWAP, USD 1 / (USD 0), :XS0292653994	12/20/2017	15,000	130
59021,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	20,000	173
59022,SWAP, USD 1 / (USD 0), :US084664BN 03	12/20/2017	25,000	192
49133,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	10,000	462
49374,SWAP, USD 1 / (USD 0), :US246688A F27	12/20/2017	10,000	90
49893,SWAP, USD 1 / (USD 0), :US29250R AC07	12/20/2017	10,000	35
50058,SWAP, USD 1 / (USD 0), :US444859A U63	12/20/2017	10,000	88
50222,SWAP, USD 1 / (USD 0), :US293791A D17	12/20/2017	10,000	70
60228,SWAP, USD 1 / (USD 0), :US026874A Z07	6/20/2018	5,000	59
78320,SWAP, USD 5 / (USD 0), :DE000A0TK UU3	6/20/2019	10,000	1,130
78183,SWAP, USD 5 / (USD 0), :US125581GL 68	6/20/2019	5,000	521
79113,SWAP, USD 5 / (USD 0), :US37045V AC46	6/20/2019	10,000	1,034
79606,SWAP, USD 5 / (USD 0), :US459745GF 62	6/20/2019	10,000	1,038

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

111718,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	2,800	(93)
111728,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	1,400	(5)
111731,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	1,400	(47)
111734,SWAP, USD 1 / (USD 0), :US836205AN45	6/20/2020	1,400	(21)
111737,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	1,400	(37)
111743,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	1,400	(5)
111831,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,400	15
111841,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2020	1,400	(4)
111844,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	1,400	(5)
111897,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	1,400	(47)
112137,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	2,800	6
112152,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	1,400	(47)
112227,SWAP, USD 1 / (USD 0), :USY6826RAA06	9/20/2020	2,800	(2)
112303,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	1,400	(7)
112327,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	1,400	(7)
112339,SWAP, USD 1 / (USD 0), :US25271CAJ18	9/20/2020	6,650	(421)
112364,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	1,400	(15)
112430,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	1,400	3
112572,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	1,400	(37)
113397,SWAP, USD 1 / (USD 0), :US88322KAC53	9/20/2020	1,400	22
113436,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	1,400	(7)
116039,SWAP, USD 1 / (USD 0), :ES0413900384	9/20/2020	6,665	7
116934,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	3,200	7
120678,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	10,000	1,421
119324,SWAP, USD 1 / (USD 0), :US59156RAX61	9/20/2020	15,000	203
133645,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	3,600	(28)
133654,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	1,800	(17)
133657,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2020	1,800	15
133739,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2020	5,000	40
133742,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133878,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133888,SWAP, USD 1 / (USD 0), :US698299AD63	12/20/2020	5,000	1
134317,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	10,000	(4)
134318,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	2,500	(1)
134822,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	8,000	(66)
134929,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65
137181,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	2,500	18
151442,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2021	15,000	(222)
151679,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2021	20,000	(296)
151451,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2021	5,000	(74)
153790,SWAP, USD 1 / (USD 0), :CDX-NAIGS22V1-5Y	6/20/2019	10,000	153
164370,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	10,000	164
173566,SWAP, USD 5 / (USD 0), :US37045VAD29	12/20/2021	15,000	2,390
186523,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	840	(29)
186527,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	560	(3)
164834,SWAP, USD 1 / (USD 0), :US74432QAB14	9/20/2020	20,000	299
164835,SWAP, USD 1 / (USD 0), :US36962G3H54	9/20/2023	20,000	437

		$503,815	$9,104

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2016	2015
Interest rate and currency swaps:
Receive fixed—pay fixed	$10,508	$544,124
Receive fixed—pay floating	15,902	—
Interest rate swaps:
Receive fixed—pay fixed	1,210,884	364,069
Receive fixed—pay floating	1,514,250	1,335,250
Receive floating—pay fixed	1,654,500	909,500
Receive floating—pay floating	425,236	308,735

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets as of December 31, 2016 and 2015, respectively:

Gross Restricted (Admitted & Nonadmitted)
2016
			G/A Supporting	Total S/A	S/A Assets
		Total General	Separate Account	Restricted	Supporting G/A
	Restricted Asset Category	Account (G/A)	(S/A) Activity	Assets	Activity	Total
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	—
b.	Collateral held under security lending agreements	307,744	—	—	—	307,744
c.	Subject to repurchase agreements	—	—	—	—	—
d.	Subject to reverse repurchase agreements	—	—	—	—	—
e.	Subject to dollar repurchase agreements	20,325	—	—	—	20,325
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—
g.	Placed under option contracts	—	—	—	—	—
h.	Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—
i.	FHLB capital stock	—	—	—	—	—
j.	On deposit with states	2,613	—	—	—	2,613
k.	On deposit with other regulatory bodies	—	—	—	—	—
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	—	—	—	—	—
m.	Pledged as collateral not captured in other categories	80,398	—	—	—	80,398
n.	Other restricted assets	—	—	—	—	—

o.	Total Restricted Assets	$411,080	$—	$—	$—	411,080

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Gross (Admitted & Nonadmitted) Restricted				Percentage
						Gross (Admitted &	Admitted
						Nonadmitted)	Restricted to
					Total Admitted	Restricted	Total
		Total As of	Increase/	Total Nonadmitted	Restricted	to Total	Admitted
	Restricted Asset Category	12/31/15	(Decrease)	Restricted	(5 minus 8)	Assets	Assets
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	0.00%	0.00%
b.	Collateral held under security lending agreements	433,773	(126,029)	—	307,744	0.95%	0.95%
c.	Subject to repurchase agreements	—	—	—	—	0.00%	0.00%
d.	Subject to reverse repurchase agreements	—	—	—	—	0.00%	0.00%
e.	Subject to dollar repurchase agreements	31,307	(10,982)	—	20,325	0.06%	0.06%
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	0.00%	0.00%
g.	Placed under option contracts	—	—	—	—	0.00%	0.00%
h.	Letter stock or securities restricted as to sale - excluding FHLB capital stock	1,792	(1,792)	—	—	0.00%	0.00%
i.	FHLB capital stock	—	—	—	—	0.00%	0.00%
j.	On deposit with states	2,621	(8)	—	2,613	0.01%	0.01%
k.	On deposit with other regulatory bodies	—	—	—	—	0.00%	0.00%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	—	—	—	—	0.00%	0.00%
m.	Pledged as collateral not captured in other categories	35,958	44,440	—	80,398	0.25%	0.25%
n.	Other restricted assets	—	—	—	—	0.00%	0.00%

o.	Total Restricted Assets	$505,451	$(94,371)	$—	$411,080	1.27%	1.27%

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the pledged or restricted assets in other categories as of December 31, 2016 and 2015, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	Current Year
	1	2	3	4	5
			Total Separate
			Account (S/A)	S/A Assets
	Total General	G/A Supporting	Restricted	Supporting G/A	Total
Description of Assets	Account (G/A)	S/A Activity (a)	Assets	Activity (b)	(1 plus 3)
Derivatives	$80,398	$—	$—	$—	80,398
Secured Funding Agreements	—	—	—	—	—
AMBAC	—	—	—	—	—

Total (c)	$80,398	$—	$—	$—	80,398

	Gross (Admitted & Nonadmitted) Restricted			Percentage
	6	7	8	9	10
				Gross	Admitted
				(Admitted &	Restricted to
		Increase/	Total Current	Nonadmitted)	Total
	Total as of	(Decrease)	Year Admitted	Restricted to	Admitted
Description of Assets	12/31/2015	(5 minus 6)	Restricted	Total Assets	Assets
Derivatives	$35,958	$44,440	$80,398	0.25%	0.25%
Secured Funding Agreements	—	—	—	0.00%	0.00%
AMBAC	—	—	—	0.00%	0.00%

Total (c)	$35,958	$44,440	$80,398	0.25%	0.25%

(a)	Subset of column 1
(b)	Subset of column 3
(c)	Total Line for Columns 1 through 7 should equal 5H(1)m Columns 1 through 7 respectively and Total Line for Columns 8 through

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the collateral received and reflected as assets within the financial statements as of December 31, 2016.

	1	2	3	4
	Book Adjusted		% of BACV to Total
	Carrying Value		Assets (Admitted	% of BACV to Total
Collateral Assets	((BACV)	Fair Value	and Nonadmitted*)	Admited Assets **
a. Cash	$49,719	$49,719	0.55%	0.55%
b. Schedule D, Part 1	—	—	—	—
c. Schedule D, Part 2, Section 1	—	—	—	—
d. Schedule D, Part 2, Section 2	—	—	—	—
e. Schedule B	—	—	—	—
f. Schedule A	—	—	—	—
g. Schedule BA, Part 1	—	—	—	—
h. Schedule DL, Part 1	307,732	307,732	3.38%	3.41%
i. Other	12,736	12,736	0.14%	0.14%

j. Total Collateral Assets	$370,187	$370,187	4.07%	4.10%

*	Column 1 divided by Asset Page, Line 26 (Column 1)
**	Column 1 divided by Asset Page, Line 26 (Column 3)

		12
		% of Liability to
	Amount	Total Liabilities*
k. Recognized Obligation to
Return Collateral Asset	370,236	4.66%

*	Column 1 divided by Liability Page, Line 26 (Column 1)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2016	2015	2014
Direct premiums	$5,786,774	$5,821,086	$5,452,910
Reinsurance assumed—non affiliates	529,283	510,492	550,438
Reinsurance assumed—affiliates	50	65	41
Reinsurance ceded—non affiliates	(341,356)	(317,940)	(357,388)
Reinsurance ceded—affiliates	(199,490)	(200,709)	(206,355)

Net premiums earned	$5,775,260	$5,812,994	$5,439,646

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2016 and 2015 of $1,577,030 and $1,579,551, respectively.

The Company received reinsurance recoveries in the amounts of $430,476, $427,569 and $447,903 during 2016, 2015 and 2014, respectively. At December 31, 2016 and 2015, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $174,979 and $156,350, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2016 and 2015 of $2,281,757 and $2,079,702, respectively.

The Company did not enter into any new reinsurance agreements in which a reserve credit was taken during the years ended December 31, 2016, 2015 and 2014.

During 2016, 2015 and 2014, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $93,916 ($61,046 after tax), $52,697 ($34,253 after tax) and $12,740 ($8,281 after tax), respectively.

The Company is reviewing historical treaty language of yearly renewable treaty agreements with the New York Department of Financial Service under an interpretation which would result in higher gross reserves. These reinsurance contracts are fully ceded and would not impact the capital and surplus of the Company.

7. Income Taxes

The net deferred income tax asset at December 31, 2016 and 2015 is comprised of the following components:

	December 31, 2016
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$109,009	$15,603	$124,612
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	109,009	15,603	124,612
Deferred Tax Assets Nonadmitted	47,310	—	47,310

Subtotal (Net Deferred Tax Assets)	61,699	15,603	77,302
Deferred Tax Liabilities	16,273	12,118	28,391

Net Admitted Deferred Tax Assets	$45,426	$3,485	$48,911

	December 31, 2015
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$112,987	$18,660	$131,647
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	112,987	18,660	131,647
Deferred Tax Assets Nonadmitted	43,588	—	43,588

Subtotal (Net Deferred Tax Assets)	69,399	18,660	88,059
Deferred Tax Liabilities	18,158	15,443	33,601

Net Admitted Deferred Tax Assets	$51,241	$3,217	$54,458

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(3,978)	$(3,057)	$(7,035)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(3,978)	(3,057)	(7,035)
Deferred Tax Assets Nonadmitted	3,722	—	3,722

Subtotal (Net Deferred Tax Assets)	(7,700)	(3,057)	(10,757)
Deferred Tax Liabilities	(1,885)	(3,325)	(5,210)

Net Admitted Deferred Tax Assets	$(5,815)	$268	$(5,547)

The main components of deferred income tax amounts are as follows:

Deferred Tax Assets:

	Year Ended December 31
	2016	2015	Change
Ordinary
Discounting of unpaid losses	$193	$120	$73
Unearned premium reserve	306	357	(51)
Policyholder reserves	61,796	63,369	(1,573)
Investments	2,320	3,200	(880)
Deferred acquisition costs	31,621	29,184	2,437
Compensation and benefits accrual	1,501	331	1,170
Receivables—nonadmitted	3,967	6,896	(2,929)
Section 197 Intangible Amortization	1,885	2,232	(347)
Assumption Reinsurance	2,895	3,722	(827)
Other (including items <5% of ordinary tax assets)	2,525	3,576	(1,051)

Subtotal	109,009	112,987	(3,978)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	47,310	43,588	3,722

Admitted ordinary deferred tax assets	61,699	69,399	(7,700)
Capital:
Investments	15,603	18,660	(3,057)
Other (including items <5% of total total capital tax assets)	—	—	—

Subtotal	15,603	18,660	(3,057)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	15,603	18,660	(3,057)

Admitted deferred tax assets	$77,302	$88,059	$(10,757)

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2016	2015	Change
Deferred Tax Liabilities:
Ordinary
Investments	$1,461	$2,083	$(622)
§807(f) adjustment	5,267	5,359	(92)
Reinsurance Ceded	9,545	10,716	(1,171)
Other (including items <5% of total ordinary tax liabilities)	—	—	—

Subtotal	16,273	18,158	(1,885)
Capital
Investments	12,118	15,443	(3,325)
Real estate	—	—	—
Other (including items <5% of total capital tax liabilities)	—	—	—

Subtotal	12,118	15,443	(3,325)

Deferred tax liabilities	28,391	33,601	(5,210)

Net deferred tax assets/liabilities	$48,911	$54,458	$(5,547)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2016 or 2015.

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the years ended December 31, 2016 and 2015 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2016
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)		Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$41,910	$7,001	$48,911
2(b)		Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	156,182
2(c)		Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	19,789	8,602	28,391

2(d)		Deferred Tax Assets Admitted as the result of application of SSAP No. 101	$61,699	$15,603	$77,302

			December 31, 2015
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)		Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$45,173	$9,285	$54,458
2(b)		Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	166,928
2(c)		Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a)and 2(b) above) Offset by Gross Deferred Tax Liabilities	24,226	9,375	33,601

2(d)		Deferred Tax Assets Admitted as the result of application of SSAP No. 101	$69,399	$18,660	$88,059

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

			Ordinary	Change Capital	Total
Admission Calculation Components SSAP No. 101
2(a)		Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$(3,263)	$(2,284)	$(5,547)
2(b)		Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(10,746)
2(c)		Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a)and 2(b) above) Offset by Gross Deferred Tax Liabilities	(4,437)	(773)	(5,210)

2(d)		Deferred Tax Assets Admitted as the result of application of SSAP No. 101	$(7,700)	$(3,057)	$(10,757)

	December 31
	2016	2015	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	1188%	1197%	-9%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$1,043,379	$1,112,853	$(69,474)

The impact of tax planning strategies at December 31, 2016 and 2015 was as follows:

	December 31, 2016
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31, 2015
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2015	2014	Change
Current Income Tax
Federal	$54,965	$73,027	$(18,062)
Foreign	—	—	—

Subtotal	54,965	73,027	(18,062)

Federal income tax on net capital gains	3,518	5,405	(1,887)
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and foreign income taxes incurred	$58,483	$78,432	$(19,949)

	Year Ended December 31
	2016	2015	Change
Current Income Tax
Federal	$42,387	$54,965	$(12,578)
Foreign	—	—	—

Subtotal	42,387	54,965	(12,578)

Federal income tax on net capital gains	2,834	3,518	(684)
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and foreign income taxes incurred	$45,221	$58,483	$(13,262)

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2016	2015	2014
Current income taxes incurred	$45,221	$58,483	$78,433
Change in deferred income taxes (without tax on unrealized gains and losses)	(3,541)	22,410	(42,820)

Total income tax reported	$41,680	$80,893	$35,613

Income before taxes	$276,716	$320,866	$105,979
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$96,851	$112,303	$37,093
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(8,345)	(5,707)	(5,523)
Tax credits	(2,925)	(2,188)	(1,799)
Tax adjustment for IMR	(8,174)	(10,462)	(3,969)
Surplus adjustment for in-force ceded	(21,366)	(11,988)	(2,898)
Nondeductible expenses	35	295	29
Deferred tax benefit on other items in surplus	(7,243)	179	12,956
Provision to return	(2,069)	(803)	14
Dividends from certain foreign corporations	137	141	80
Audit Adjustment—Permanent	(4,972)	—	—
Other	(249)	(877)	(371)

Total income tax reported	$41,680	$80,893	$35,612

The Company’s federal income tax return is consolidated with other included affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carry forward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2016.

As of December 31, 2016 and 2015, the Company had no operating loss, capital loss, or tax credit carryforwards available for tax purposes.

The Company incurred income taxes of $52,043, $58,874, and $80,961 during 2016, 2015, and 2014, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2016 and 2015 is $1,445 and $1,129, respectively. The total amount of the tax contingencies that if recognized, would affect the effective income tax rate is $1,445. The Company classifies interest and penalties related to income taxes

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending in December 31, 2016, 2015, and 2014 is $(36), $28, and $1, respectively. The total interest payable balance as of December 31, 2016 and 2015 is $241 and $29, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

During 2016 the company modified its calculation of dividends that are eligible for the dividends received deduction. This resulted in recording a permanent tax benefit of $4,770 in the Company’s 2016 financial statements for years 2011 – 2015. This has been treated as a change in estimate, the impact on future years is not currently determinable.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2008. We expect receivables and payables for 2005-2008 to be settled in early 2017. An examination is in progress for the year 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2016, 2015 and 2014, there were no premiums for participating life insurance policies. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company did not pay any dividends to policyholders during 2016, 2015 or 2014.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2016
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$761,466	$87,114	$—	$848,580	3%
At book value less surrender charge of 5% or more	825,747	35,845	—	861,592	3
At fair value	24,190	366,825	15,829,548	16,220,563	57

Total with adjustment or at fair value	1,611,403	489,784	15,829,548	17,930,735	63
At book value without adjustment (minimal or no charge or adjustment)	3,417,022	49,768	—	3,466,790	12
Not subject to discretionary withdrawal provision	834,018	5,007,072	1,266,558	7,107,648	25

Total annuity reserves and deposit liabilities	5,862,443	5,546,624	17,096,106	28,505,173	100%

Less reinsurance ceded	1,335	—	—	1,335

Net annuity reserves and deposit liabilities	$5,861,108	$5,546,624	$17,096,106	$28,503,838

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2015
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$752,535	$119,066	$—	$871,601	3%
At book value less surrender charge of 5% or more	848,188	40,199	—	888,387	3
At fair value	21,960	505,969	14,329,152	14,857,081	54

Total with adjustment or at fair value	1,622,683	665,234	14,329,152	16,617,069	60
At book value without adjustment (minimal or no charge or adjustment)	3,384,669	55,814	—	3,440,483	12
Not subject to discretionary withdrawal provision	858,069	5,369,673	1,438,647	7,666,389	28

Total annuity reserves and deposit liabilities	5,865,421	6,090,721	15,767,799	27,723,941	100%

Less reinsurance ceded	1,292	—	—	1,292

Net annuity reserves and deposit liabilities	$5,864,129	$6,090,721	$15,767,799	$27,722,649

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2016	$1,396,422	$3,296,786	$4,693,208

Reserves for separate acccounts as of December 31, 2016 with assets at:	$—	$17,329,112	$17,329,112
Fair value	5,546,624	—	5,546,624

Amortized cost	$5,546,624	$17,329,112	$22,875,736

Total as of December 31, 2016

Reserves for separate accounts by withdrawal characteristics as of December 31, 2016:
Subject to discretionary withdrawal:	$87,114	$—	$87,114
At book value without fair value adjustment and with current surrender charge of 5% or more	35,845	—	35,845
At fair value	366,825	16,062,554	16,429,379
At book value without fair value adjustment and with current surrender charge of less than 5%	49,768	—	49,768

Subtotal	539,552	16,062,554	16,602,106
Not subject to discretionary withdrawal	5,007,072	1,266,558	6,273,630

Total separate account reserves at December 31, 2016	$5,546,624	17,329,112	22,875,736

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2015	$1,435,432	$3,513,187	$4,948,619

Reserves for separate acccounts as of December 31, 2015 with assets at:
Fair value	$—	$16,002,134	$16,002,134
Amortized cost	6,090,721	—	6,090,721

Total as of December 31, 2015	$6,090,721	$16,002,134	$22,092,855

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
Subject to discretionary withdrawal:	$119,066	$—	$119,066
At book value without fair value adjustment and with current surrender charge of 5% or more	40,199	—	40,199
At fair value	505,969	14,563,487	15,069,456
At book value without fair value adjustment and with current surrender charge of less than 5%	55,814	—	55,814

Subtotal	721,048	14,563,487	15,284,535
Not subject to discretionary withdrawal	5,369,673	1,438,647	6,808,320

Total separate account reserves at December 31, 2015	$6,090,721	$16,002,134	$22,092,855

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014	$1,480,473	$3,207,516	$4,687,989

Reserves for separate acccounts as of December 31, 2014 with assets at:
Fair value	$—	$15,369,859	$15,369,859
Amortized cost	6,222,709	—	6,222,709

Total as of December 31, 2014	$6,222,709	$15,369,859	$21,592,568

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal:
With fair value adjustment	$122,381	$—	$122,381
At book value without fair value adjustment and with current surrender charge of 5% or more	43,081	—	43,081
At fair value	505,121	13,691,347	14,196,468
At book value without fair value adjustment and with current surrender charge of less than 5%	59,815	—	59,815

Subtotal	730,398	13,691,347	14,421,745
Not subject to discretionary withdrawal	5,492,311	1,678,512	7,170,823

Total separate account reserves at December 31, 2014	$6,222,709	$15,369,859	$21,592,568

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2016	2015	2014
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,693,348	$4,948,847	$4,687,981
Transfers from separate accounts	(4,789,961)	(4,181,143)	(4,581,447)

Net transfers to separate accounts	(96,613)	767,704	106,534
Miscellaneous reconciling adjustments	17,332	15,414	(4,971)

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$(79,281)	$783,118	$101,563

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2016 and 2015, the Company’s separate account statement included legally insulated assets of $23,243,008 and $22,337,000, respectively. The assets legally insulated from general account claims at December 31, 2016 and 2015 are attributed to the following products:

	2016	2015
Variable life	$240,308	$243,002
Variable annuities	4,346,782	4,063,670
Group annuities	9,767,338	8,398,062
Registered Market value separate accounts	731,645	765,582
Non Registered Market value separate accounts	851,068	854,588
Par annuities	1,539,214	1,865,861
Annuity Product—SPL	1,624	1,523
Book value separate accounts	5,765,029	6,144,712

Total separate account assets	$23,243,008	$22,337,000

At December 31, 2016 and 2015, the Company held separate account assets not legally insulated from the general account in the amount of $27,898 and $32,067, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2016 and 2015, the general account of the Company had a maximum guarantee for separate account liabilities of $87,241 and $116,723, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $46,668, $42,677, $40,314, $33,770, and $32,822 to the general account in 2016, 2015, 2014, 2013, and 2012, respectively. During the years ended December 31, 2016, 2015, 2014, 2013, and 2012 the general account of the Company had paid $1,627, $1,671, $530, $1,112, and $1,449 respectively, toward separate account guarantees.

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company reported guaranteed separate account assets at amortized cost in the amount of $5,764,436 and $6,144,712, respectively, based upon the prescribed practice by the State of New York as described in Note 2. These assets had a fair value of $5,740,987 and $6,113,061 at December 31, 2016 and 2015, respectively, which would have resulted in an unrealized (loss) of $(23,449) and $(31,651), respectively, had these assets been reported at fair value.

The Company participates in securities lending within the separate account. The Company follows the same policies and procedures as the general account for such transactions conducted from the separate account. See Note 10 for a discussion of securities lending policies and procedures. As of December 31, 2016 and 2015, securities with a book value of $0 and $0, respectively, were on loan under securities lending agreements, which represents less than one percent of total separate account assets. The Company does not obtain approval or otherwise provide notification to contract holders regarding securities lending transactions that occur with separate account assets. However, the Company requires that borrowers pledge collateral worth 102% of the value of the loaned securities. As of December 31, 2016, the Company did not have any collateral from securities lending transactions. This cash collateral is reinvested in a registered money market fund and is not available for general corporate purposes.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) amount, but not less than the standard scenario amount (SSA).

To determine the CTE amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2016 and 2015, the Company had variable annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Gross Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2016
Minimum guaranteed death benefit	$1,857,246	$5,025	$1,335
Minimum guaranteed income benefit
Guaranteed premium accumulation fund
Minimum guaranteed withdrawal benefit	5,142,999	39,891

December 31, 2015
Minimum guaranteed death benefit	$1,830,440	$5,315	$1,292
Minimum guaranteed income benefit	—	—	—
Guaranteed premium accumulation fund	—	—	—
Minimum guaranteed withdrawal benefit	5,182,141	46,981	—

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies’ paid-through date to the policy’s next anniversary date. At December 31, 2016 and 2015, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2016
Life and annuity:
Ordinary direct first-year business	$224	$193	$31
Ordinary direct renewal business	252,840	994	251,846
Group life direct business	422	84	338
Credit direct business	32	—	32
Reinsurance ceded	(247,291)	—	(247,291)

	$6,227	$1,271	$4,956
Accident and health	8,836	—	8,836

	$15,063	$1,271	$13,792

	Gross	Loading	Net
December 31, 2015
Life and annuity:
Ordinary direct first-year business	$178	$157	$21
Ordinary direct renewal business	132,775	1,362	131,413
Group life direct business	582	98	484
Credit direct business	254	—	254
Reinsurance ceded	(126,599)	—	(126,599)

	$7,190	$1,617	$5,573
Accident and health	10,888	—	10,888

	$18,078	$1,617	$16,461

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2016 and 2015, the Company had insurance in force aggregating $3,847,827 and $5,092,695, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the New York Department of Financial Services. The Company established policy reserves of $229,295 and $35,275 to cover these deficiencies as of December 31, 2016 and 2015, respectively.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions. As of December 31, 2016 and 2015, the Company has recorded a liability of $8 and $15, respectively, for the amount it has been assessed to fund the transitional reinsurance program.

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus

At December 31, 2016 and 2015, the Company had 45,981 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. TA Corp owns 40,415 shares and TLIC owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2016 and 2015 were $0 and $0, respectively. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such a dividend, the maximum payment which may be made in 2016, without prior approval of insurance regulatory authorities, is $109,230.

On December 22, 2016, the Company paid ordinary common stock dividends of $8,473 to Transamerica Life Insurance Company and $61,527 to Transamerica Corporation.

The Company did not pay any dividends in 2015.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2016, the Company meets the minimum RBC requirements.

On May 2, 2008, the Company received $150,000 from TA Corp in exchange for surplus notes due 20 years from the date of the issuance at an interest rate of 6.25%. The notes are subordinate and junior in the right of payment to all obligations and liabilities of the Company. On December 22, 2016 the Company repaid TA Corp the principal and accrued interest. The Company received approval from the Superintendent of Insurance of the New York Department of Financial Services prior to issuance and repayment of the surplus notes as well as prior to making annual interest payments.

Additional information related to the outstanding surplus notes at December 31, 2016 and 2015 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2016	$—	$9,167	$81,042	$—
2015	$150,000	$9,375	$71,875	$—

The Company held special surplus funds in the amount of $9,509 and $8,653, as of December 31, 2016 and 2015, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2016 and 2015, respectively, securities with a fair value of $301,914 and $419,588 were on loan under securities lending agreements. At December 31, 2016, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $307,732 and $433,646 at December 31, 2016 and 2015, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$307,744
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	307,744
Securities received	—

Total collateral received	$307,744

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$19,466	$19,466
30 days or less	180,863	180,863
31 to 60 days	33,358	33,358
61 to 90 days	24,783	24,783
91 to 120 days	12,750	12,750
121 to 180 days	36,512	36,512

Total	307,732	307,732
Securities received	—	—

Total collateral reinvested	$307,732	$307,732

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $307,850 (fair value of $307,732) that are currently tradable securities that could be sold and used to pay for the $307,744 in collateral calls that could come due under a worst-case scenario.

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirement are participants of the plan. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $1,414, $456 and $637 for the years ended December 31, 2016, 2015 and 2014, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense for the years ended December 31, 2016, 2015 and 2014 was $714, $311, and $261 for each year, respectively.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, TA Corp has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2016, 2015 and 2014 was insignificant. TA Corp also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of TA Corp and the Company.

In addition to pension benefits, the Company participates in plans sponsored by TA Corp that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was $257, $89 and $143 for the year end December 31, 2016, 2015 and 2014.

During December 2015, the Company offered select employees the opportunity to participate in the Transamerica Voluntary Separation Incentive Plan (VSIP). Eligible employees were given until January 18, 2016 to make a decision. Following SSAP No. 11, Postemployment Benefits and Compensated Absences, and SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, an expense was accrued in 2015 for the post-employment benefit in the amount of $3,853.

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. The Company is party to a common cost allocation service agreement between TA Corp companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2016, 2015 and 2014, the Company paid $30,662, $32,914 and $33,720, respectively, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the TA Corp/Transamerica Series Trust. The Company received $9,203, $8,320 and $6,843 for these services during 2016, 2015 and 2014, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $5,196, $5,485 and $11,760 for the years ended December 31, 2016, 2015 and 2014, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2016, 2015 and 2014, the Company paid (received) net interest of $47, $6 and $1, respectively, to (from) affiliates. At December 31, 2016 and 2015, the Company reported a net amount of $12,714 and $26,230 payable to affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2016, the Company had short-term intercompany notes receivable of $20,000 as shown below. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported in Schedule DA as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$20,000	12/9/2017	0.47%

At December 31, 2015 the Company had short-term intercompany notes receivable of $175,000.

The Company utilizes the look-through approach in valuing its investment in the following two entities.

Real Estate Alternatives Portfolio 2, LLC (REAP 2)	$2,687
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$7,257

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97, of SCA entities and/or non-SCA SSAP No. 48 entities owned by REAP 2 and REAP 4 HR and valued in accordance with the relevant paragraphs of

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

SSAP No. 97. All liabilities, commitments, contingencies, guarantees or obligations of REAP 2 and REAP 4 HR, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in REAP 2 and REAP 4 HR, if not already recorded in the financial statements of REAP 2 and REAP 4 HR.

The aggregate balance sheet value for all subsidiary, controlled and affiliated (SCA) investments, except SCA insurance entities, are as follows:

SCA Description	Gross Amount	Nonadmitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing	NAIC Response Received	NAIC Valuation	NAIC Disallowed Entity’s Valuation Method, Resubmission Required
Real Estate Alternatives Portfolio 3A Inc.	$3,025	$—	$3,025	12/21/2016	Sub-2	No	$3,025	No

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the disclosures for all SCA investments, except 8bi entities, balance sheet value (admitted and nonadmitted) and the NAIC Responses for the SCA filings (except 8Bi entities) as of December 31, 2016:

SCA Entity	Percentage of	Gross Amount	Admitted	Nonadmitted
a. SSAP No. 97 8a Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8a Entities	—%	$—	$—	$—

b. SSAP No. 97 8b(ii) Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(ii) Entities	—%	$—	$—	$—
c. SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9.4%	$3,025	$3,025	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(iii) Entities	9.4%	$3,025	$3,025	$—
d. SSAP No. 97 8b(iv) Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(iv) Entities	—%	$—	$—	$—
e. Total SSAP No. 97 8b Entities (except 8bi entities) (b+c+d+e)		$3,025	$3,025	$—

f. Aggregate Total (a+e)		$3,025	$3,025	$—

SCA Entity (Should be same entities as shown in M(1) above.)	Type of NAIC Filing *	Date of Filing to the NAIC	NAIC Valuation Amount(1)	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
a. SSAP No. 97 8a Entities
			$—
			—
			—

Total SSAP No. 97 8a Entities			$—

b. SSAP No. 97 8b(ii) Entities
			$—
			—
			—

Total SSAP No. 97 8b(ii) Entities			$—
c. SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/21/2016	$3,611	Y	N	I
			—
			—

Total SSAP No. 97 8b(iii) Entities			$3,611
d. SSAP No. 97 8b(iv) Entities
			$—
			—
			—

Total SSAP No. 97 8b(iv) Entities			$—

e. Total SSAP No. 97 8b Entities (except 8bi entities) (b+c+d+e)			$3,611

f Aggregate Total (a+e)			$3,611

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material
(1)	NAIC Valuation Amount is as of the Filing Date to the NAIC

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of MGA/TPA	FEIN #	Exclusive Contract	Type of Business Written	Type of Authority Granted	Total Direct Premiums Written/Produced
The Vanguard Group, Inc. 100 Vanguard Blvd Malvem, PA 19355	23-1945930	No	Deferred and Incom Annuities	C, B, P, U	$35,397,127

C - Claims Payment

B - Binding Authority

P - Premium Collection

U - Underwriting

For years ended December 31, 2016, 2015 and 2014, the Company had $35,397, $48,811 and $38,824, respectively, of direct premiums written by The Vanguard Group, Inc.

For years ended December 31, 2016, 2015 and 2014 the Company had $0, $16,899 and $0, respectively, of direct premiums written by Affinion Group.

14. Commitments and Contingencies

At December 31, 2016 and 2015, the Company has mortgage loan commitments of $17,177 and $9,735, respectively.

The Company has contingent commitments of $160,415 and $13,781, at December 31, 2016 and 2015, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies. There are no LIHTC commitments as of December 31, 2016 and 2015, respectively.

Private placement commitments outstanding as of December 31, 2016 and 2015 were $18,000 and $15,000, respectively.

Securities acquired on a “to be announced” (TBA) basis at December 31, 2016 and 2015 were $0 and $79,280, respectively.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2016 and 2015, the Company has pledged invested assets with a carrying value of $80,398 and $35,958, respectively, and fair value of $88,703 and $37,331, respectively, in conjunction with these transactions.

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral posted to the Company as of December 31, 2016 and 2015, respectively, was $42,500 and $28,953. In addition, securities in the amount of $0 and $20,971 were also posted to the Company as of December 31, 2016 and 2015, respectively, which were not included in the financials of the Company. Noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $391 and $191 at December 31, 2016 and 2015, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $19 and $19 at December 31, 2016 and 2015, respectively. The guaranty fund (benefit) expense was $(315), $(210) and $3,865 for the years ended December 31, 2016, 2015 and 2014, respectively.

15. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2016 and 2015, the Company had dollar repurchase agreements outstanding in the amount of $20,325 and $31,307, respectively. The Company had an outstanding liability for borrowed money in the amount $20,005 and $31,526 at December 31, 2016 and 2015, respectively due to participation in dollar repurchase agreements which includes accrued interest.

The contractual maturities of the dollar repurchase agreement positions are as follows:

Dollar repurchase Agreement

Fair Value
Open	$19,955
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—
Total	19,955

Securities received	—

Total collateral received	$19,955

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2016 there were no securities sold and reacquired within 30 days of the sale date.

16. Subsequent Event

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2016 through April 21, 2017.

74

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Alliances Inc	56-1358257
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Global Preferred RE LTD	98-0164807
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773

75

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance Inc	81-3715574
Transamerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235

76

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

77

Statutory-Basis

Financial Statement Schedule

78

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2016

SCHEDULE I

			Amount at
			Which Shown
		Fair	in the
Type of Investment	Cost (1)	Value	Balance Sheet (2)
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$487,049	$564,725	$492,352
States, municipalities and political subdivisions	46,689	47,780	46,689
Foreign governments	93,123	100,641	93,123
Hybrid securities	117,258	109,305	117,258
All other corporate bonds	5,652,935	5,892,342	5,652,552
Preferred stocks	4,552	4,498	4,552

Total fixed maturities	6,401,606	6,719,291	6,406,526
Equity securities
Common stocks:
Industrial, miscellaneous and all other	—	—	—

Total common stocks	—	—	—
Mortgage loans on real estate	1,243,156		1,243,156
Real estate	3,600		3,600
Policy loans	122,026		122,026
Other long-term investments	61,323		61,323
Receivable for securities	927		927
Securities lending reinvested collateral assets	307,732		307,732
Cash, cash equivalents and short-term investments	400,915		400,915

Total investments	$8,541,285		$8,546,206

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduce by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government and corporate bonds of $1,499 are held at fair value rather than amortized cost due to having NAIC 6 rating.

79

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

						Benefits,
						Claims
	Future Policy		Policy and		Net	Losses and	Other
	Benefits and Expenses	Unearned Contract	Premiums Liabilities	Premium Revenue	Investment Income*	Settlement Expenses	Operating Expenses
Year ended December 31, 2016
Individual life	$1,148,823	$—	$18,281	$163,774	$55,259	$191,636	$76,179
Individual health	43,800	5,321	11,729	62,058	3,382	19,448	17,692
Group life and health	162,148	2,811	11,317	80,133	8,421	55,385	32,104
Annuity	5,775,761	—	686	5,469,296	285,513	5,742,186	113,522
Other	—	—	—	—	42,953	—	—

	$7,130,532	$8,132	$42,013	$5,775,261	$395,528	$6,008,655	$239,497

Year ended December 31, 2015
Individual life	$1,062,083	$—	$15,641	$148,823	$53,379	$169,044	$81,612
Individual health	59,122	5,842	12,239	58,286	3,103	53,426	22,486
Group life and health	140,745	1,914	22,065	81,840	7,680	47,903	27,820
Annuity	5,775,613	—	938	5,524,044	283,722	4,829,378	1,003,826
Other	—	—	—	—	53,200	—	—

	$7,037,563	$7,756	$50,883	$5,812,993	$401,084	$5,099,751	$1,135,744

Year ended December 31, 2014
Individual life	$1,105,341	$—	$13,237	$131,835	$62,331	$390,722	$77,976
Individual health	39,895	5,953	6,227	53,360	2,760	33,441	20,718
Group life and health	136,947	1,821	15,498	74,435	8,137	41,910	26,037
Annuity	5,953,030	—	568	5,180,015	337,122	5,108,620	329,343

	$7,235,213	$7,774	$35,530	$5,439,645	$410,350	$5,574,693	$454,074

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

80

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

			Assumed		Percentage
		Ceded to	From		of Amount
	Gross	Other	Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2016
Life insurance in force	$25,466,212	$172,845,130	$170,252,105	$22,873,187	744%

Premiums:
Individual life	179,182	536,674	521,267	163,775	318%
Individual health	62,606	604	56	62,058	0%
Group life and health	81,420	3,235	1,948	80,133	2%
Annuity	5,463,567	333	6,062	5,469,296	0%

	$5,786,775	$540,846	$529,333	$5,775,262	9%

Year ended December 31, 2015
Life insurance in force	$24,382,596	$180,500,389	$177,774,290	$21,656,497	895%

Premiums:
Individual life	163,471	515,667	501,018	148,822	337%
Individual health	59,062	822	46	58,286	0%
Group life and health	81,321	1,766	2,284	81,839	3%
Annuity	5,517,232	395	7,208	5,524,045	0%

	$5,821,086	$518,650	$510,556	$5,812,992	9%

Year ended December 31, 2014
Life insurance in force	$22,754,916	$193,135,172	$190,242,263	$19,862,007	958%

Premiums:
Individual life	148,145	556,231	539,921	131,835	410%
Individual health	54,133	857	86	53,362	0%
Group life and health	78,089	6,239	2,584	74,434	3%
Annuity	5,172,542	415	7,889	5,180,015	0%

	$5,452,909	$563,742	$550,480	$5,439,646	10%

81

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2016 and 2015

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

Subaccounts of Separate Account VA BNY and

Board of Directors of

Transamerica Financial Life Insurance Company

In our opinion, for each of the subaccounts of Separate Account VA BNY indicated in the table below, the accompanying statements of assets and liabilities, and the related statement of operations and change in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY as of the date indicated in the table, and the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Transamerica Financial Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

AB Balanced Wealth Strategy Class B Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
AB Growth and Income Class B Shares (1)	TA Clarion Global Real Estate Securities Initial Class (1)
AB Large Cap Growth Class B Shares (1)	TA Clarion Global Real Estate Securities Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA International Moderate Growth Service Class (1)
American Funds - Bond Class 2 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
American Funds - International Class 2 Shares (1)	TA Jennison Growth Initial Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA Jennison Growth Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Core Bond Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Enhanced Index Initial Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA Managed Risk - Conservative ETF Service Class (1)
Franklin Founding Funds Allocation Class 4 Shares (1)	TA Managed Risk - Growth ETF Service Class (1)
Franklin Income Class 2 Shares (1)	TA Market Participation Strategy Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA MFS International Equity Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA MFS International Equity Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Invesco V.I. Value Opportunities Series II Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Janus Aspen - Enterprise Service Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Janus Aspen - Global Research Service Shares (1)	TA Multi-Managed Balanced Service Class (1)
Janus Aspen - Perkins Mid Cap Value Service Shares (1)	TA Multi-Manager Alternative Strategies Service Class (1)
JPMorgan Insurance Trust Core Bond Class 1 Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)	TA PIMCO Total Return Initial Class (1)
MFS® New Discovery Service Class (1)	TA PIMCO Total Return Service Class (1)
MFS® Total Return Service Class (1)	TA PineBridge Inflation Opportunities Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
TA AB Dynamic Allocation Initial Class (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
TA AB Dynamic Allocation Service Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
TA Aegon Government Money Market Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
TA Aegon Government Money Market Service Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA Torray Concentrated Growth Initial Class (1)
TA American Funds Managed Risk - Balanced Service Class (2)	TA Torray Concentrated Growth Service Class (1)
TA Asset Allocation - Conservative Initial Class (1)	TA TS&W International Equity Initial Class (1)
TA Asset Allocation - Conservative Service Class (1)	TA TS&W International Equity Service Class (1)
TA Asset Allocation - Growth Initial Class (1)	TA WMC US Growth Initial Class (1)
TA Asset Allocation - Growth Service Class (1)	TA WMC US Growth Service Class (1)
TA Asset Allocation - Moderate Initial Class (1)	Vanguard® Equity Index (1)
TA Asset Allocation - Moderate Service Class (1)	Vanguard® International (1)
TA Asset Allocation - Moderate Growth Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA Asset Allocation - Moderate Growth Service Class (1)	Vanguard® REIT Index (1)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Equity Smart Beta 100 Service Class (3)	Voya Global Perspectives Class S Shares (2)
TA BlackRock Global Allocation Service Class (1)	Voya Large Cap Value Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (2)	Voya Strategic Allocation Conservative Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (2)	Voya Strategic Allocation Moderate Class S Shares (2)
TA BlackRock Smart Beta 50 Service Class (3)	Wanger International (1)
TA BlackRock Smart Beta 75 Service Class (3)	Wanger USA (1)

(1)	Statement of assets and liabilities as of December 31, 2016, and statement of operations and change in net assets for the years ended December 31, 2016 and 2015
(2)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the year ended December 31, 2016 and the period May 1, 2015 (commencement of operations) through December 31, 2015
(3)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period March 21, 2016 (commencement of operations) through December 31, 2016

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)		Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

(2)		Not Applicable.

(3)	(a)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 12

	(b)	Form of Broker/Dealer and Sales Agreement. Note 1

(4)	(a)	Form of Policy. Note 12

	(b)	Form of Policy Rider (Return of Premium). Note 12

	(c)	Form of Policy Rider (Annual Step-Up). Note 12

	(d)	Form of Policy Rider (Additional Death Distribution). Note 12

	(e)	Form of Policy Rider (Additional Death Distribution+). Note 12

	(f)	Form of Policy Rider (GPS). Note 21

	(g)	Form of Policy Rider (Income Link). Note 21

	(h)	Form of Policy Rider (RIM). Note 21

	(i)	Form of Policy Rider (Retirement Income Choice 1.6). Note 12

	(j)	Form of Policy Rider (Transamerica Income Edge). Note 24

(5)	(a)	Form of Application (Transamerica Variable Annuity Series, Members Variable Annuity Series and Partners Variable Annuity Series). Note 21

(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 2

	(b)	By-Laws of Transamerica Life Insurance Company. Note 2

(7)		Reinsurance Agreements. Not Applicable

(8)	(a)	Participation Agreement (AllianceBernstein). Note 3

	(a)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 4

	(a)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 5

	(a)(3)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 6

	(a)(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 18

	(a)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 21

	(a)(6)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 28

(8)	(b)	Participation Agreement (American Funds). Note 7

	(b)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 7

	(b)(2)	Amendment No. 6 to Participation Agreement (American Funds). Note 1

	(b)(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 17

	(b)(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 19

	(b)(5)	Amendment No. 10 to Participation Agreement (American Funds). Note 27

	(b)(6)	Amendment No. 11 to Participation Agreement (American Funds). Note 28

(8)	(c)	Participation Agreement (Fidelity). Note 8

	(c)(1)	Amendment No. 7 to Participation Agreement (Fidelity). Note 9

	(c)(2)	Summary Prospectus Agreement (Fidelity). Note 1

	(c)(3)	Amendment No. 8 to Participation Agreement (Fidelity). Note 14

	(c)(4)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 28

(8)	(d)	Participation Agreement (GE). Note 7

	(d)(1)	Amendment No. 1 to Participation Agreement (GE). Note 6

	(d)(2)	Amendment No. 2 to Participation Agreement (GE). Note 14

(8)	(e)	Participation Agreement (TST). Note 12

	(e)(1)	Amendment No. 1 to Participation Agreement (TST). Note 14

	(e)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 16

	(e)(3)	Amended Schedule A to Participation Agreement dated October 31, 2013 (TST). Note 17

	(e)(4)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 18

	(e)(5)	Amendment No. 2 to Participation Agreement (TST). Note 19

	(e)(6)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 21

	(e)(7)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 22

	(e)(8)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 23

	(e)(9)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 23

	(e)(10)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 23

	(e)(11)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 26

	(e)(12)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 28

(8)	(f)	Participation Agreement (VOYA) Form of, Note 23

	(f)(1)	Addendum to Participation Agreement (VOYA). Note 23

(9)	Opinion and Consent of Counsel. Note 28

(10)	Consent of Independent Registered Public Accounting Firm. Note 28

(11)	Not applicable.

(12)	Not applicable.

(13)	Powers of Attorney. ( Blake S. Bostwick, Eric J. Martin, Mark W. Mullin, Jay Orlandi, David Schulz, C. Michiel van Katwijk) Note 28

Note 1.	Incorporated herein by reference to Initial Filing form N-4 Registration Statement (File No.
333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No.
333-169445) filed on September 17, 2010.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No.
333-26209) filed on April 28, 2000.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 11 to form N-4 Registration Statement (File No.
333-7509) filed on January 18, 2002.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No.
333-125817) filed on August 29, 2005.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No.
333-125817) filed on October 7, 2011.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No.
33-33085) filed on November 19, 2009.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No.
333-125817) filed on April 27, 2006.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No.
333-125817) filed on September 10, 2012.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No.
333-83957) filed on April 27, 2005.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No.30 to Form N-4 Registration Statement (File No.
333-83957) filed on August 6, 2010.

Note 12.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.

Note 13.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2013.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No.
33-33085) filed on August 16, 2013.

Note 15.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-189435) filed on September 11, 2013.

Note 16.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No.
333-189435) filed on October 2, 2013.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No.
333-186031) filed on February 21, 2014.

Note 18.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-185573) filed on April 29, 2014.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 20.	Incorporated herein by reference to the Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on February 19, 2015.

Note 21.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2015.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.

Note 23.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-185573) filed on April 27, 2016.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-186032) filed on October 31, 2016.

Note 25.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-185573) filed on October 31, 2016.

Note 26.	Incorporated herein by reference to the Initial Filing to Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.

Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.

Note 28.	Filed herewith

Item 25. Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Controller, Senior Vice President and Assistant Treasurer

Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director and Chairman of the Board

Jay Orlandi 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Secretary and General Counsel

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Chief Financial Officer and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

As of December 31, 2016, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-

Sole Member: Aegon Community Investments 50, LLC (managing member)

Investments
Aegon LIHTC Fund 51, LLC	Delaware	Sole Member: Aegon Community Investments 51, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (84.3972%) ; Transamerica Premier Life Insurance Company (15.6028%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
AUIM Credit Opportunities Fund, Ltd.	Delaware	100% AEGON USA Investment Management, LLC	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL-Barfield, LLC (50%)	Investments
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate
FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Firebird Re Corp.	Arizona	100% Transamerica Corporation	Captive insurance company
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset manager: non-affiliate of AEGON, Solar TC Corp. (100%) investor member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) managing member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) investor member	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) managing member; Transamerica Premire Life Insurance Company (14%) investor member; non-affiliate of AEGON: Citibank, N.A. (49%) investor member; New York Life Insurance Company (20.5%) investor member and New York Life Insurance and Annuity Corporation (15.5%) investor member.

Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware	Sole Member: Garnet Community Investments XLVIII, LLC	Investments
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	Sole Member: Investors Warranty of America, LLC	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, LLC	Iowa	Sole Member: Transamerica Life Insurance Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Transamerica Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: Investors Warranty of America, LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: Investors Warranty of America, LLC	Investments
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer-related software and hardware services, including procurement and contract services to some or all of the members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding, LLC	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	Members: AEGON Institutional Markets, Inc.(50%); AEGON USA Realty Advisors, Inc. (50%)	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL-MITBK, LLC (50%)	Investmetns
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Placer 400 Investors, LLC	California	Members: Investors Warranty of America, LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4%); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - Transamerica Corporation. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, LLC	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Commonwealth General Corporation	Performs services required for structured settlements

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	Sole Member: TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Hawaii	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (71.6%~~)~~; Transamerica Premier Life Insurance Company (16.8%); Transamerica Financial Life Insurance Company (9.3%); Firebird Re Corp. (1.7%); Transamerica Advisors Life Insurance Company (0.7%). Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of March 31, 2017, there were 92,895 Owners of the Policies for Transamerica Variable Annuity Series; and 4,260 Owners of the Policies for Members® Variable Annuity Series; and 693 Owners of the Policies for Partners Variable Annuity Series.

Item 28. Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director and Vice President

David R. Paulsen	(3)	Director, Chief Executive Officer, President and Chairman of the Board

Mike Curran	(3)	Chief Compliance Officer

Amy E. Angle	(2)	Secretary

Vincent J. Toner	(3)	Vice President

John Koehler	(3)	Vice President

Alison Ryan	(4)	Assistant Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202
(4)	1150 S. Olive St., Los Angeles, CA 90015

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$177,906,053	0	0	0

(1)	Fiscal Year 2016

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 24th day of April, 2017.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

	*	Director and President	April 24, 2017
Blake S. Bostwick

	*	Controller, Senior Vice President and Assistant Treasurer	April 24, 2017
Eric J. Martin

	*	Director and Chairman of the Board	April 24, 2017
Mark W. Mullin

	*	Director, Executive Vice President, Secretary and General Counsel	April 24, 2017
Jay Orlandi

	*	Director, Chief Tax Officer and Senior Vice President	April 24, 2017
David Schulz

	*	Director, Executive Vice President, Chief Financial Officer and Treasurer	April 24, 2017
C. Michiel van Katwijk

/s/ Alison Ryan		Assistant Secretary	April 24, 2017
Alison Ryan

*	By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No.

333 - 185573

811 - 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA VARIABLE ANNUITY SERIES

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(a)(6)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein)

8(b)(6)	Amendment No. 11 to Participation Agreement (American Funds)

8(c)(4)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity)

8(e)(12)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST)

9	Opinion and Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

13	Powers of Attorney

*	Page numbers included only in manually executed original.